UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

 (Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, NY 10167

 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  Last day of February

Date of reporting period: March 1, 2008 through August 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED AUGUST 31, 2008 (UNAUDITED)

JPMorgan Funds

Money
Market
Funds

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Prime Money Market Fund	2
JPMorgan Liquid Assets Money Market Fund	3
JPMorgan U.S. Government Money Market Fund	4
JPMorgan U.S. Treasury Plus Money Market Fund	5
JPMorgan Federal Money Market Fund	6
JPMorgan 100% U.S. Treasury Securities Money Market Fund	7
JPMorgan Tax Free Money Market Fund	8
JPMorgan Municipal Money Market Fund	9
Schedules of Portfolio Investments	10
Financial Statements	78
Financial Highlights	100
Notes to Financial Statements	126
Schedule of Shareholder Expenses	136
Board Approval of Investment Advisory Agreements	141

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

*	The manager seeks to achieve the stated objective. There can be no guarantee it will be achieved.

**	Tax Aware Real Return — Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise. The Fund may invest in futures contracts and other derivatives. This may make the Fund more volatile. The derivative positions are not included in the holdings-related calculations. The Fund may be subject to the risk that its inflation-linked derivative contracts will be with a limited number of counterparties. This may result in certain concentration risk, including counterparty liquidity, deflation and pricing risk.

***	Highbridge Statistical Market Neutral — There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to domestic stock market movements, capitalization, sector swings or other risk factors. Investment in a portfolio involved in long and short selling may have higher portfolio turnover rates. The Fund anticipates a very high degree of portfolio turnover (likely to be in excess of 600% per year). This will likely result in additional tax consequences. Short selling involves certain risks, including additional costs associated with covering short positions and a possibility of unlimited loss on certain short sale positions.

PRESIDENT’S LETTER
SEPTEMBER 30, 2008 (Unaudited)

Dear Shareholder:

Events over the last year and particularly, over the last few months have produced one of the most challenging market environments in recent memory. An economy, already weakened by falling home prices and high energy costs, has been further damaged by a major global financial crisis. While governments around the world have responded in a dramatic and forceful way, the outlook for the economy and financial markets remains unusually uncertain and this reality has contributed to higher volatility as well as significant declines in some markets. Indeed, the average daily move up or down in the Dow Jones Industrial Average (the “Dow”) over the past year has been 132 points, 72% higher than in the prior decade and, as of September 30, 2008, the Dow is down 23% from its peak of last October.

This is also a particularly difficult period for an area of the market that is not quite as visible to investors — the credit and fixed income markets. One measure of this is the difference between the three-month LIBOR rate — the rate at which banks lend to each other — and the prevailing rate on three-month Treasury bills. Between 1997 and 2006, the LIBOR rate averaged just 0.45% above the Treasury rate — indicating that banks regarded each other as very trustworthy borrowers. In September of this year, this gap widened to an average of 2.00% — indicating an extraordinary concern about the well-being of major financial institutions. The stress in credit markets has also been observed in significant increases in the yields on municipal and corporate debt and tightened lending standards by banks.

Rather than reacting emotionally during these times of uncertainty, we should focus on some fundamental tenets of investing. Among these are:

•	Developing and sticking with an investment plan that is both dispassionate and independent of short-term market events. While staying the course and sticking to a plan doesn’t eliminate risk, it does reduce the danger of buying and selling at the wrong time, a behavior that can undermine your investment goals.

•	Managing investment risks through diversification. A diverse mix of investments — including stocks, bonds, and cash, as well as alternative investments such as U.S. REITS, high yield income, commodities, and emerging markets debt — properly aligned to your investment goals, time horizon, and risk tolerance, can provide a smoother path of long-term returns.

•	Seeking long-term professional advice. As shareholders, you already know the value of professional advice. Take this time to consult with your financial advisor. Your advisor can help you maintain perspective, and ensure that your portfolio is properly positioned to defend against cycles of market volatility.

U.S. Treasury Department’s Temporary Guarantee Program

The financial crisis has also led to some questions about the safety of money market funds. All of JPMorgan’s money market funds continue to be invested in the highest quality short-term securities with strong liquidity positions and have maintained a $1.00 net asset value. JPMorgan’s approach to risk management, along with a stringent focus on credit standards and extensive experience in managing liquidity investments, have allowed our money market funds to maintain liquidity and provide current income to our shareholders throughout all market conditions.

Despite the fact that our fund complex is strong, we believe that it is in the best interests of our fund shareholders to participate in the U.S. Treasury Department’s Temporary Guarantee Program for U.S. Money Market Funds. With this program, shareholders in JPMorgan Money Market Funds (with the exception of the JPMorgan 100% U.S. Treasury Securities Money Market Fund) will have federal insurance on their existing balances as of September 19, 2008 and through the period ending December 18, 2008. Following this period, the Treasury will review whether the program should continue, and the JPMorgan Funds Board would vote on its continued participation.

New investing opportunities*

Even during market uncertainty, we continue to look to the future by introducing new products and differentiated investment solutions. As a leader in financial innovation, we have introduced 32 new funds over the past few years, including our Tax Aware Real Return Fund, which seeks to maximize after-tax inflation protected return.** We’ve also expanded investment opportunities with innovative offerings such as the Highbridge Statistical Market Neutral Fund, which has the potential to add diversification, and seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing and lower overall risk.*** Your financial advisor can help you decide whether these strategies are appropriate for your portfolio.

Additionally, I am proud to unveil our newly designed website: www.jpmorganfunds.com. The site delivers more detailed information about our funds, and also offers online versions of our market views and commentaries, which provide essential and critical insights about the markets and economy. I encourage you to visit our site to learn more about our innovative products and resources and how they, along with our timeless principles of investing, can continue to serve you in this current market environment.

On behalf of everyone at JPMorgan Asset Management, thank you for your continued confidence and trust. We look forward to serving your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com, or contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President and CEO
JPMorgan Funds

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   1

JPMorgan Prime Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Objective	Highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Class B, Class C, Institutional Class, Reserve, Cash Management and Capital Shares
Net Assets as of 8/31/2008	$120.2 Billion
Average Maturity	40 days
S&P rating *	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	3.6%
2–7 days	36.1
8–30 days	13.3
31–60 days	18.6
61–90 days	13.9
91–180 days	14.1
181+ days	0.4

7-DAY SEC YIELD (1)

Morgan Shares	2.21%
Premier Shares	2.26
Agency Shares	2.46
Class B Shares	1.74
Class C Shares	1.74
Institutional Class Shares	2.52
Reserve Shares	2.01
Cash Management Shares	1.75
Capital Shares	2.56

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2008.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Class Shares, Reserve Shares, Cash Management Shares and Capital Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.21%, 2.25%, 2.41%, 1.55%, 1.55%, 2.46%, 2.00%, 1.75% and 2.51% for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Class Shares, Reserve Shares, Cash Management Shares and Capital Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

2   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

JPMorgan Liquid Assets Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Objective	Seeks current income with liquidity and stability of principal
Primary Investments
High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations

Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Class B, Class C, Institutional Class, Reserve, Investor, Capital and Service Shares
Net Assets as of 8/31/2008	$11.6 Billion
Average Maturity	42 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE**

1 day	2.1%
2–7 days	32.0
8–30 days	17.2
31–60 days	22.3
61–90 days	13.0
91–180 days	12.9
181+ days	0.5

7-DAY SEC YIELD (1)

Morgan Shares	2.17%
Premier Shares	2.32
Agency Shares	2.51
Class B Shares	1.79
Class C Shares	1.79
Institutional Class Shares	2.57
Reserve Shares	2.06
Investor Shares	2.25
Capital Shares	2.61
Service Shares	1.70

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2008.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Class Shares, Reserve Shares, Investor Shares, Capital Shares and Service Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.14%, 2.30%, 2.45%, 1.59%, 1.59%, 2.50%, 2.04%, 2.24%, 2.55% and 1.68% for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Class Shares, Reserve Shares, Investor Shares, Capital Shares and Service Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   3

JPMorgan U.S. Government Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional Class, Reserve, Capital and Service Shares
Net Assets as of 8/31/2008	$33.2 Billion
Average Maturity	48 days
S&P rating*	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	23.8%
2–7 days	25.0
8–30 days	11.2
31–60 days	11.6
61–90 days	12.0
91–180 days	9.1
181+ days	7.3

7-DAY SEC YIELD (1)

Morgan Shares	1.79%
Premier Shares	1.94
Agency Shares	2.13
Institutional Class Shares	2.19
Reserve Shares	1.68
Capital Shares	2.23
Service Shares	1.33

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2008.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares, Reserve Shares, Capital Shares and Service Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.77%, 1.93%, 2.08%, 2.13%, 1.67%, 2.18%, and 1.32% for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares, Reserve Shares, Capital Shares and Service Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

4   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

JPMorgan U.S. Treasury Plus Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds, and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Class B, Class C, Institutional Class, Reserve and Investor Shares
Net Assets as of 8/31/2008	$14.8 Billion
Average Maturity	20 days
S&P rating*	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	0.0%
2–7 days	86.1
8–30 days	0.0
31–60 days	0.0
61–90 days	7.7
91–180 days	3.0
181+ days	3.2

7-DAY SEC YIELD (1)

Morgan Shares	1.42%
Premier Shares	1.56
Agency Shares	1.75
Class B Shares	1.03
Class C Shares	1.03
Institutional Class Shares	1.81
Reserve Shares	1.31
Investor Shares	1.50

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2008.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Class Shares, Reserve Shares and Investor Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.40%, 1.55%, 1.70%, 0.84%, 0.84%, 1.75%, 1.30% and 1.50% for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Class Shares, Reserve Shares and Investor Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   5

JPMorgan Federal Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Objective	Current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional Class and Reserve Shares
Net Assets as of 8/31/2008	$13.6 Billion
Average Maturity	46 days
S&P rating *	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	29.8%
2–7 days	7.8
8–30 days	31.5
31–60 days	9.3
61–90 days	9.9
91–180 days	2.8
181+ days	8.9

7-DAY SEC YIELD (1)

Morgan Shares	1.75%
Premier Shares	1.90
Agency Shares	2.09
Institutional Class Shares	2.15
Reserve Shares	1.64

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2008.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.73%, 1.89%, 2.04%, 2.09% and 1.63% for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares and Reserve Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

6   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Objective	Highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional Class, Reserve and Capital Shares
Net Assets as of 8/31/2008	$37.8 Billion
Average Maturity	43 days
S&P rating*	AAAm-G
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The ‘G’ designation in the S&P rating means that the Fund’s portfolio consists primarily of U.S. Government securities. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	0.0%
2–7 days	11.0
8–30 days	28.9
31–60 days	28.9
61–90 days	28.1
91–180 days	3.1
181+ days	0.0

7-DAY SEC YIELD (1)

Morgan Shares	1.24%
Premier Shares	1.38
Agency Shares	1.57
Institutional Class Shares	1.63
Reserve Shares	1.13
Capital Shares	1.67

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2008.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares, Reserve Shares and Capital Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.22%, 1.37%, 1.52%, 1.57%, 1.12%, and 1.62% for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares, Reserve Shares and Capital Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   7

JPMorgan Tax Free Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Objective	Highest possible level of current income which is excluded from gross income, while preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional Class and Reserve Shares
Net Assets as of 8/31/2008	$31.2 Billion
Average Maturity	19 days
S&P rating**	AAAm
Moody’s rating**	Aaa
NAIC rating**	Class 1

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE***

1 day	13.9%
2–7 days	76.0
8–30 days	2.2
31–60 days	2.7
61–90 days	1.2
91–180 days	0.5
181+ days	3.5

7-DAY SEC YIELD (1)

Morgan Shares	1.38%
Premier Shares	1.52
Agency Shares	1.71
Institutional Class Shares	1.77
Reserve Shares	1.27

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

***	Percentages indicated are based upon total investments as of August 31, 2008.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.36%, 1.51%, 1.66%, 1.71%, and 1.26% for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares and Reserve Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

8   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

JPMorgan Municipal Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal
Primary Investments	High quality short-term municipal securities, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional Class, Reserve, Service and E*Trade Shares
Net Assets as of 8/31/2008	$2.7 Billion
Average Maturity	16 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE**

1 day	9.9%
2–7 days	80.1
8–30 days	1.7
31–60 days	1.7
61–90 days	3.2
91–180 days	1.3
181+ days	2.1

7-DAY SEC YIELD (1)

Morgan Shares	1.49%
Premier Shares	1.63
Agency Shares	1.83
Institutional Class Shares	1.89
Reserve Shares	1.38
Service Shares	1.03
E*Trade Shares	1.08

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of August 31, 2008.
(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares, Reserve Shares, Service Shares and E*Trade Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.46%, 1.61%, 1.77%, 1.82%, 1.36%, 1.01% and 1.01% for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares, Reserve Shares, Service Shares and E*Trade Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 31.3%
539,000	ABN Amro Bank N.V., 2.85%, 09/05/08	539,000
	Allied Irish Banks plc,
320,000	2.98%, 09/02/08	320,000
1,320,000	2.98%, 11/03/08	1,320,000
	Banco Bilbao Vizcaya Argentaria S.A.,
99,500	2.70%, 09/04/08	99,500
635,000	3.19%, 12/23/08	635,010
	Bank of America, N.A.,
275,000	2.54%, 09/26/08	275,011
600,000	2.75%, 10/14/08	600,000
	Bank of Ireland, (Ireland),
580,000	VAR, 3.00%, 11/01/08	580,000
300,000	3.03%, 10/27/08	300,000
	Bank of Scotland plc, (United Kingdom),
176,000	2.70%, 09/30/08	176,000
300,000	2.82%, 11/24/08	300,000
250,000	2.84%, 11/28/08	250,000
275,000	2.88%, 09/06/08	275,000
380,000	3.27%, 11/21/08	380,000
654,000	5.35%, 10/03/08	654,000
525,000	VAR, 3.00%, 10/17/08	525,000
	Barclays Bank plc, (United Kingdom),
456,000	3.02%, 02/25/09	456,000
428,500	3.06%, 10/22/08	428,500
846,000	3.12%, 01/23/09	846,000
	BNP Paribas, (France),
478,900	2.61%, 09/02/08	478,900
800,000	2.86%, 11/28/08	800,000
250,500	2.87%, 12/05/08	250,500
300,000	2.90%, 12/24/08	300,000
	Caisse Nationale des Caisses d’Epargne et de Prevoyance, (France),
300,000	2.69%, 09/22/08	300,002
470,000	2.88%, 12/08/08	470,013
150,000	2.96%, 12/08/08	150,004
367,000	2.97%, 11/28/08	367,009
780,000	3.10%, 11/03/08	780,013
	Calyon N.A. Co.,
900,000	2.64%, 09/05/08	900,000
328,000	2.75%, 10/06/08	328,000
32,000	2.98%, 10/31/08	32,000
251,300	3.00%, 10/27/08	251,300
304,000	3.00%, 10/28/08	304,000
252,000	3.11%, 02/25/09	252,000
326,000	Commonwealth Bank of Australia, Ltd., 2.87%, 12/08/08	326,004
	Credit Agricole S.A.,
100,000	2.70%, 09/02/08	100,000
500,000	2.82%, 10/10/08	500,000
500,000	2.82%, 11/28/08	500,000
100,000	2.89%, 12/01/08	100,000
270,000	2.95%, 12/02/08	270,000
500,000	3.18%, 12/23/08	500,000
	Credit Industriel et Commercial,
300,000	2.98%, 11/17/08	300,000
345,000	3.00%, 11/03/08	345,000
365,000	3.01%, 11/21/08	365,004
384,000	3.02%, 12/09/08	384,000
433,000	3.07%, 10/09/08	433,001
605,000	3.09%, 12/02/08	605,008
500,000	3.10%, 09/23/08	500,002
519,000	3.16%, 09/22/08	519,001
550,000	Deutsche Bank AG, (Germany), VAR, 3.00%, 10/06/08	550,000
375,000	Dexia Bank, 2.85%, 11/20/08	375,000
	Fortis Bank N.V.,
600,000	2.65%, 09/03/08	600,000
752,500	3.04%, 10/24/08	752,500
497,500	Lloyds TSB Bank plc, 2.56%, 09/03/08	497,500
	National Australia Bank Ltd., (Australia),
600,000	2.77%, 10/10/08	600,003
510,000	2.89%, 12/11/08	510,007
	Natixis,
503,650	2.73%, 09/29/08	503,650
500,000	2.76%, 10/08/08	500,000
249,000	2.78%, 09/09/08	249,000
437,000	2.95%, 12/03/08	437,000
241,000	3.17%, 10/23/08	241,000
325,000	VAR, 2.62%, 09/26/08	325,000
500,000	VAR, 2.97%, 09/30/08	500,000
600,000	Nordea Bank Finland plc, 2.76%, 10/10/08	600,000
	Norinchukin Bank Ltd.,
500,000	2.63%, 09/03/08	500,000
270,000	2.67%, 10/27/08	270,000
	Rabobank Neverland N.V.,
937,500	2.68%, 10/14/08	937,500
379,000	3.00%, 02/23/09	379,000
137,000	3.01%, 02/19/09	137,000
	Sanpaolo IMI S.p.A.,
326,000	2.66%, 09/03/08	326,000
517,000	2.90%, 12/01/08	517,000
511,000	VAR, 2.92%, 09/05/08	511,000

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — Continued
	Santander Central Hispano S.A.,
990,000	2.70%, 10/09/08	990,000
635,000	3.00%, 10/27/08	635,000
	Skandinaviska Enskilda Banken AB,
497,500	3.03%, 10/31/08	497,500
200,000	3.06%, 10/27/08	200,000
	Societe Generale,
511,900	2.82%, 11/24/08	511,900
500,000	2.82%, 11/28/08	500,000
200,000	3.05%, 09/02/08	200,000
385,000	3.05%, 10/28/08	385,000
255,000	3.05%, 02/27/09	255,000
207,879	Sun Trust Banks, Inc., 2.00%, 09/02/08	207,879
615,000	UBS AG, 2.76%, 09/12/08	615,000
	Ulster Bank Ireland,
180,000	2.75%, 10/06/08	180,000
56,000	2.75%, 10/09/08	56,000
600,000	3.06%, 09/22/08	600,003
300,000	Unicredito Italiano S.p.A, (Ireland), 2.71%, 09/19/08	300,000
	Total Certificates of Deposit (Cost $37,621,224)	37,621,224
Commercial Paper — 26.8%
	Allied Irish Banks plc,
500,000	2.73%, 09/12/08	499,583
166,500	2.73%, 09/15/08	166,323
224,000	3.13%, 12/22/08	221,819
	Amstel Funding Corp.,
100,000	2.97%, 11/10/08	99,426
227,500	3.00%, 11/07/08	226,238
150,000	3.02%, 11/05/08	149,188
110,000	3.07%, 09/16/08	109,860
240,000	3.07%, 09/19/08	239,634
123,750	ANZ National International, Ltd., (United Kingdom), 2.86%, 12/03/08	122,848
	ASB Finance Ltd., (New Zealand),
55,000	2.80%, 11/19/08	54,664
64,750	2.82%, 11/03/08	64,433
250,000	2.90%, 09/22/08 (e)	249,577
160,000	3.00%, 02/23/09	157,734
29,900	3.18%, 01/27/09	29,516
36,000	VAR, 3.04%, 02/26/09 (e)	36,000
100,000	VAR, 3.04%, 03/02/09 (e)	100,000
65,393	Aspen Funding Corp., 2.76%, 10/22/08	65,138
	Atlantis One Funding Corp.,
300,500	2.70%, 09/04/08	300,433
50,000	2.77%, 11/20/08	49,694
298,000	2.90%, 09/22/08	297,499
100,000	3.05%, 10/29/08	99,517
67,500	3.09%, 02/17/09	66,537
125,000	3.10%, 02/23/09	123,147
21,600	3.18%, 12/23/08	21,388
89,700	Banco Bilbao Vizcaya Argentaria S.A., (United Kingdom), 3.18%, 01/23/09 (e)	88,579
500,000	Bank of Ireland, (Ireland), 2.74%, 09/09/08	499,698
194,300	Barclays Capital, Inc., 3.06%, 10/22/08	193,470
	Bayerische Landesbank-Hessen, (Germany),
230,300	2.66%, 09/02/08	230,283
100,000	2.66%, 09/03/08	99,985
370,000	Belmont Funding LLC, 2.74%, 09/12/08 (e)	369,691
	CAFCO LLC,
250,000	2.70%, 09/05/08	249,926
26,000	2.71%, 09/03/08	25,996
98,500	2.71%, 09/04/08	98,478
150,000	2.80%, 10/14/08	149,502
335,000	3.10%, 02/13/09	330,309
387,000	3.11%, 02/10/09	381,671
	Caisse Nationale des Caisses d’Epargne et de Prevoyance, (France),
200,000	2.80%, 11/17/08 (e)	198,819
200,000	2.80%, 11/20/08 (e)	198,773
200,000	2.80%, 11/25/08 (e)	198,697
	Cancara Asset Securitisation LLC,
490,000	2.72%, 09/03/08	489,927
200,000	2.72%, 09/08/08	199,895
6,800	2.87%, 11/05/08	6,765
85,000	2.92%, 10/23/08	84,644
60,000	2.92%, 10/27/08	59,729
	Charta Corp.,
200,000	2.70%, 09/02/08	199,985
300,000	2.80%, 11/06/08	298,471
350,000	3.00%, 09/03/08 (e)	349,943
100,000	3.12%, 02/18/09	98,550
144,000	3.17%, 12/18/08	142,652
88,000	3.18%, 12/16/08	87,189
	Ciesco LLC,
100,000	2.71%, 09/04/08	99,978
150,000	2.71%, 09/05/08	149,955
75,000	2.72%, 09/02/08	74,994
100,000	2.80%, 10/14/08	99,668
263,000	Clipper Receivables Co. LLC, 2.61%, 09/18/08	262,677

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
	Concord Minutemen Capital Co LLC,
110,000	2.81%, 10/15/08 (e)	109,623
315,000	2.83%, 10/23/08 (e)	313,717
	CRC Funding LLC,
440,000	2.91%, 11/24/08	437,043
150,000	3.13%, 02/25/09	147,729
126,750	3.13%, 02/26/09	124,820
250,000	3.18%, 12/16/08	247,696
139,400	3.18%, 12/17/08	138,103
585,000	Crown Point Capital Co., 2.92%, 09/05/08 (e)	584,812
30,000	Curzon Funding Ltd., 2.44%, 09/15/08	29,972
	Dakota Notes (Citibank Credit Card Issuance Trust),
436,000	2.82%, 09/10/08	435,695
300,000	2.90%, 09/22/08	299,496
135,000	2.90%, 10/22/08	134,449
	Danske Corp.,
500,000	2.83%, 12/04/08 (e)	496,344
160,500	2.83%, 12/08/08	159,277
238,000	Deutsche Zentral-Genossenschaftsbank, (Cayman Islands), 2.64%, 09/03/08 (e)	237,965
	Dexia Delaware LLC,
541,000	2.83%, 11/04/08	538,297
300,000	2.84%, 11/07/08	298,426
215,400	2.85%, 11/19/08	214,062
149,000	2.85%, 11/20/08	148,065
475,000	2.93%, 11/26/08	471,709
	Ebbets Funding LLC,
147,000	2.71%, 09/18/08 (e)	146,813
300,000	2.74%, 09/12/08 (e)	299,750
100,000	2.93%, 10/21/08	99,594
125,000	2.93%, 10/22/08	124,483
	Elysian Funding LLC,
147,000	2.94%, 10/24/08 (e)	146,368
145,000	3.07%, 09/23/08	144,730
145,000	3.07%, 09/25/08 (e)	144,705
	Eureka Securitization, Inc.,
137,000	2.87%, 10/27/08	136,393
58,000	2.87%, 11/24/08	57,614
200,000	Fenway Funding Corp. LLC, 2.43%, 09/02/08	199,987
258,000	Foxboro Funding Ltd., VAR, 2.70%, 09/02/08	258,000
	Galleon Capital LLC,
70,000	2.81%, 09/18/08	69,908
121,000	2.92%, 11/20/08	120,220
90,000	2.97%, 10/27/08	89,587
	Gemini Securitization Corp. LLC,
131,000	2.84%, 10/27/08	130,425
40,000	2.84%, 10/28/08	39,822
	General Electric Capital Corp.,
402,500	2.87%, 10/27/08	400,728
42,800	2.90%, 01/28/09	42,294
1,000,000	2.90%, 01/29/09	988,083
	Grampian Funding LLC,
500,000	2.56%, 09/15/08 (e)	499,503
500,000	2.57%, 09/08/08 (e)	499,751
285,000	2.57%, 09/10/08 (e)	284,817
	Hannover Funding Co. LLC,
27,500	3.17%, 10/20/08 (e)	27,382
103,000	3.22%, 10/23/08	102,524
100,000	3.22%, 10/24/08	99,529
	Intesa Funding LLC,
280,000	2.91%, 12/09/08	277,783
231,500	2.93%, 09/02/08	231,481
235,000	Irish Life & Permanent plc, (Ireland), 2.88%, 09/10/08 (e)	234,833
318,638	Kitty Hawk Funding Corp., 2.74%, 09/08/08	318,469
	Lake Constance Funding LLC,
51,000	2.83%, 10/10/08	50,844
65,000	2.91%, 10/24/08	64,723
99,300	2.92%, 09/04/08	99,276
225,000	Lehman Brothers, Inc., 2.50%, 09/02/08	224,984
	Lexington Parker Capital Corp.,
300,000	2.76%, 10/03/08 (e)	299,266
147,000	2.83%, 10/22/08	146,413
164,000	2.83%, 10/23/08	163,332
125,000	2.87%, 10/10/08 (e)	124,613
	Liberty Funding Co.,
200,000	2.70%, 09/02/08 (e)	199,985
68,800	2.88%, 11/26/08	68,330
24,000	2.89%, 11/18/08	23,851
98,000	2.92%, 09/15/08	97,889
	LMA Americas LLC,
146,000	2.82%, 11/25/08	145,035
36,000	2.91%, 10/30/08	35,839
200,000	Matchpoint Master Trust, 2.90%, 10/17/08 (e)	199,264
743,000	Natexis Banques Populaires, 3.18%, 12/15/08	736,217
200,000	Nationwide Building Society, (United Kingdom), 2.92%, 10/10/08	199,372
148,000	Natixis Commercial Paper Corp., 2.89%, 11/25/08	146,997
190,000	Newport Funding Corp., 2.84%, 10/27/08	189,167

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
	Norddeutsche Landesbank Luxembourg S.A., (Luxembourg),
100,000	2.81%, 09/03/08 (e)	99,984
100,000	2.81%, 09/05/08 (e)	99,969
	Old Line Funding LLC,
36,082	2.77%, 11/05/08 (e)	35,903
55,320	2.79%, 11/07/08 (e)	55,035
88,647	2.80%, 10/17/08 (e)	88,332
89,706	2.80%, 11/03/08 (e)	89,269
	Picaros Funding LLC,
100,000	3.08%, 09/22/08	99,823
240,000	3.11%, 10/20/08 (e)	239,000
300,000	Raiffeisen Zentralbank Oesterreich AG, (Austria), 2.72%, 10/24/08	298,803
51,700	Rheingold Securities, 2.80%, 09/02/08	51,696
	Scaldis Capital LLC, (United Kingdom),
300,000	2.79%, 10/06/08 (e)	299,189
50,000	2.79%, 10/15/08 (e)	49,830
369,000	2.79%, 10/27/08 (e)	367,405
445,000	2.80%, 10/09/08	443,689
220,000	Silver Tower US Funding LLC, 2.90%, 09/03/08	219,965
145,000	Skandinaviska Enskilda Banken AB, 2.98%, 11/03/08	144,257
600,000	Societe Generale North America, Inc., 2.87%, 10/31/08	597,150
	St. George Bank Ltd.,
22,250	2.71%, 10/24/08	22,162
170,000	2.76%, 10/15/08	169,429
200,000	2.78%, 09/10/08	199,861
	Suncorp-Metway Ltd., (Australia),
125,000	2.68%, 09/17/08 (e)	124,852
200,000	2.68%, 09/22/08 (e)	199,688
	Swedbank Hypotek AB, (Sweden),
108,000	2.70%, 09/03/08	107,984
150,000	2.79%, 09/17/08	149,815
120,000	2.79%, 09/19/08	119,833
300,000	2.79%, 09/24/08	299,467
200,000	2.81%, 09/25/08	199,626
100,000	3.00%, 11/12/08	99,404
200,000	3.03%, 11/19/08	198,679
200,000	3.04%, 11/20/08	198,658
105,000	3.04%, 11/24/08	104,260
	Tasman Funding, Inc.,
125,000	3.14%, 10/27/08 (e)	124,393
100,000	3.23%, 11/21/08	99,280
130,000	3.25%, 11/26/08	129,000
80,000	Tempo Finance Corp., 2.84%, 10/31/08	79,624
	Thames Asset Global Securitization, Inc.,
281,939	2.72%, 09/08/08 (e)	281,791
105,000	2.83%, 10/07/08 (e)	104,695
71,602	2.87%, 09/15/08 (e)	71,523
93,169	2.87%, 10/27/08 (e)	92,756
190,000	2.94%, 12/08/08	188,495
150,000	Tulip Funding Corp., 2.59%, 09/05/08	149,957
30,095	UBS Finance Delaware LLC, 2.75%, 09/12/08	30,070
	UniCredito Italiano Bank Ireland plc, (Ireland),
185,000	2.71%, 10/21/08 (e)	184,306
500,000	2.75%, 09/03/08 (e)	499,924
100,000	Versailles Commercial Paper LLC, 3.02%, 10/07/08 (e)	99,700
	Total Commercial Paper (Cost $32,175,899)	32,175,899
Corporate Notes — 8.9%
	Capital Markets — 0.7%
525,000	Banque Federative du Credit Mutuel, (France), VAR, 2.96%, 11/28/08 (e) (i)	525,000
345,000	Merrill Lynch & Co., Inc., VAR, 2.54%, 09/03/08	345,000
		870,000
	Commercial Banks — 7.2%
450,200	ABN Amro Bank N.V., (Netherlands), VAR, 3.00%, 10/30/08 (e) (m)	450,132
	ANZ National International, Ltd., (New Zealand),
130,000	VAR, 2.47%, 09/05/08 (e)	130,000
245,000	VAR, 3.02%, 03/04/09	245,000
251,000	VAR, 3.03%, 02/27/09	251,000
	Australia & New Zealand Banking Group Ltd., (Australia),
100,000	VAR, 2.50%, 09/23/08 (e)	100,000
274,000	VAR, 2.89%, 12/02/08 (e)	274,000
	Bank of America, N.A.,
490,000	2.80%, 12/05/08 (e)	490,000
763,000	VAR, 3.00%, 10/30/08	763,000
	Bank of Scotland plc, (United Kingdom),
150,000	VAR, 2.45%, 09/05/08 (e)	150,000
570,000	VAR, 2.53%, 10/01/08 (e)	570,000
600,000	Bayerische Landesbank, VAR, 2.53%, 09/24/08	600,000
	BNP Paribas, (France)
225,000	VAR, 2.47%, 09/25/08 (e)	225,000
412,000	VAR, 3.01%, 11/13/08	412,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — Continued
	Commercial Banks — 7.2%
100,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance, (France), VAR, 2.79%, 09/09/08 (e)	100,000
290,000	Caja de Ahorros y Monte de Piedad de Madrid, (Spain), VAR, 2.94%, 10/21/08 (e)	289,999
200,000	Fifth Third Bancorp, VAR, 2.48%, 09/22/08 (e)	200,000
175,000	National Australia Bank Ltd., (Australia), VAR, 2.88%, 09/08/08 (e)	175,000
436,000	Rabobank Nederland N.V., (Netherlands), VAR, 2.99%, 11/10/08 (e)	436,000
133,000	Royal Bank of Canada, (Canada), VAR, 2.45%, 09/05/08 (e)	133,000
	Royal Bank of Scotland plc, (United Kingdom),
250,000	VAR, 2.50%, 09/22/08 (e)	250,000
275,000	VAR, 2.98%, 10/15/08 (e)	275,000
150,000	Svenska Handelsbanken AB, (Sweden), VAR, 2.45%, 09/13/08 (e)	150,000
275,000	UBS AG, (Switzerland), VAR, 2.46%, 09/16/08	275,000
100,000	Wachovia Bank, N.A., VAR, 3.00%, 10/06/08	100,000
	Wells Fargo & Co.,
271,000	VAR, 2.52%, 09/03/08	271,000
360,000	VAR, 2.62%, 09/17/08	360,000
	Westpac Banking Corp.,
196,000	VAR, 2.45%, 09/05/08 (e)	196,000
160,000	VAR, 2.75%, 09/11/08	160,000
	Westpac Trust Securities Ltd.,
411,000	VAR, 2.92%, 10/30/08 (e)	411,000
136,000	VAR, 3.05%, 11/05/08 (e)	136,000
		8,578,131
	Diversified Financial Services — 1.0%
50,000	Allstate Life Global Funding Trusts, VAR, 2.48%, 09/04/08	50,000
	General Electric Capital Corp.,
374,435	3.50%, 02/02/09	375,488
200,000	VAR, 2.17%, 09/03/08	200,008
220,000	VAR, 2.51%, 09/26/08	220,000
350,000	VAR, 2.52%, 09/08/08	350,000
50,000	Structured Asset Repackaged Trust, VAR, 2.55%, 09/16/08 (e) (i)	50,000
		1,245,496
	Total Corporate Notes (Cost $10,693,627)	10,693,627
Master Notes — 1.5%
800,000	Citigroup Global Markets Holdings, Inc., VAR, 2.42%, 09/03/08	800,000
1,070,000	Morgan Stanley & Co., Inc., VAR, 2.42%, 09/03/08	1,070,000
	Total Master Notes (Cost $1,870,000)	1,870,000
Repurchase Agreements — 13.7%
500,000	Banc of America Securities LLC, 2.10%, dated 08/29/08, due 09/02/08, repurchase price $500,117, collateralized by Corporate Bonds and Notes with a value of $510,000	500,000
663,728	Banc of America Securities LLC, 2.14%, dated 08/29/08, due 09/02/08, repurchase price $663,886, collateralized by U.S. Government Agency Securities with a value of $677,003	663,728
600,000	Banc of America Securities LLC, 2.28%, dated 08/29/08, due 09/02/08, repurchase price $600,152, collateralized by Corporate Bonds and Notes with a value of $618,000	600,000
9,900,000	Barclays Capital, Inc., 2.16%, dated 08/29/08, due 09/02/08, repurchase price $9,902,376, collateralized by U.S. Government Agency Securities with a value of $10,098,001	9,900,000
700,000	Barclays Capital, Inc., 2.28%, dated 08/29/08, due 09/02/08, repurchase price $700,177, collateralized by Corporate Bonds and Notes with a value of $721,000	700,000
1,300,000	Citigroup, Inc., 2.28%, dated 08/29/08, due 09/02/08, repurchase price $1,300,329 collateralized by Corporate Bonds and Notes with a value of $1,339,000	1,300,000
1,200,000	Citigroup, Inc., 2.31%, dated 08/29/08, due 09/02/08, repurchase price $1,200,308, collateralized by U.S. Government Agency Securities with a value of $1,236,000	1,200,000
580,587	Deutsche Bank Securities AG, 2.02%, dated 08/29/08, due 09/02/08, repurchase price $580,717, collateralized by U.S. Treasury Securities with a value of $592,199	580,587
800,000	Deutsche Bank Securities AG, 2.28%, dated 08/29/08, due 09/02/08, repurchase price $800,203, collateralized by Corporate Bonds and Notes with a value of $824,000	800,000
250,000	Goldman Sachs & Co., 2.28%, dated 08/29/08, due 09/02/08, repurchase price $250,063, collateralized by U.S. Government Agency Securities with a value of $255,139	250,000
	Total Repurchase Agreements (Cost $16,494,315)	16,494,315

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — 10.9%
500,000	ABN Amro Bank N.V., 1.94%, 09/02/08	500,000
2,000,000	Bayerische Landesbank, 2.15%, 09/02/08	2,000,000
2,260,000	BNP Paribas, 2.15%, 09/02/08	2,260,000
650,000	Commerzbank AG, 2.15%, 09/02/08	650,000
3,000,000	Danske Bank, 2.15%, 09/02/08	3,000,000
2,650,000	ING Bank N.V., 2.15%, 09/02/08	2,650,000
1,851,015	KBC Bank N.V., 1.88%, 09/02/08	1,851,015
176,471	RBS Citizens N.A., 2.00%, 09/02/08	176,471
	Total Time Deposits (Cost $13,087,486)	13,087,486
U.S. Government Agency Securities — 6.7%
4,108	Federal Farm Credit Bank, Series 1, 1.95%, 09/02/08 (n)	4,108
	Federal Home Loan Banking System,
695,260	VAR, 2.29%, 09/03/08	695,260
494,350	VAR, 2.73%, 11/10/08	494,209
	Federal Home Loan Mortgage Corp.,
630,000	DN, 2.75%, 12/22/08 (n)	624,631
198,000	VAR, 2.47%, 09/05/08	197,629
	Federal National Mortgage Association,
404,300	DN, 2.72%, 12/22/08 (n)	400,879
141,909	DN, 2.73%, 12/15/08 (n)	140,791
670,000	DN, 2.76%, 12/10/08 (n)	664,919
730,000	VAR, 2.23%, 09/03/08	729,118
815,000	VAR, 2.23%, 09/03/08	815,000
1,300,000	VAR, 2.72%, 10/27/08	1,299,455
451,000	VAR, 2.73%, 11/08/08	450,865
1,290,000	VAR, 2.74%, 10/21/08	1,290,000
260,000	VAR, 2.75%, 11/12/08	259,959
	Total U.S. Government Agency Securities (Cost $8,066,823)	8,066,823
	Total Investments — 99.8% (Cost $120,009,374)*	120,009,374
	Other Assets in Excess of Liabilities — 0.2%	189,550
	NET ASSETS — 100.0%	$120,198,924

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   15

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 28.7%
48,000	Abbey National Treasury Service plc, Series YCD, VAR, 3.01%, 11/20/08	48,000
	Allied Irish Banks plc,
30,000	2.98%, 09/02/08	30,000
180,000	2.98%, 11/03/08	180,000
106,000	Banco Bilbao Vizcaya Argentaria S.A., 3.19%, 12/23/08	106,002
100,000	Bank of America, N.A., 2.75%, 10/14/08	100,000
	Bank of Scotland plc, (United Kingdom),
27,000	2.84%, 11/28/08	27,000
30,000	2.88%, 09/06/08	30,000
50,000	VAR, 3.00%, 10/17/08	50,000
	Barclays Bank plc, (United Kingdom),
50,000	3.02%, 02/25/09	50,000
65,000	3.12%, 01/23/09	65,000
	BNP Paribas, (France),
27,000	2.87%, 12/05/08	27,000
35,000	2.90%, 12/24/08	35,000
	Caisse Nationale des Caisses d’Epargne et de Prevoyance, (France),
110,000	2.96%, 12/08/08	110,003
176,000	2.97%, 11/28/08	176,004
90,000	3.10%, 11/03/08	90,002
	Calyon N.A. Co.,
62,000	2.75%, 10/06/08	62,000
95,000	2.98%, 10/31/08	95,000
27,000	3.11%, 02/25/09	27,000
	Credit Industriel et Commercial,
38,000	3.00%, 11/03/08	38,000
35,000	3.01%, 11/21/08	35,000
65,000	3.02%, 10/21/08	65,001
43,000	3.02%, 12/09/08	43,000
95,000	3.09%, 12/02/08	95,001
54,000	3.16%, 09/22/08	54,000
41,000	Dexia Bank, 2.85%, 11/20/08	41,000
50,000	National Australia Bank Ltd., (Australia), 2.89%, 12/11/08	50,001
	Natixis,
62,000	2.95%, 12/03/08	62,000
105,000	3.17%, 10/23/08	105,000
54,000	VAR, 2.97%, 09/30/08	54,000
	Rabobank Neverland N.V.,
120,000	2.68%, 10/14/08	120,000
29,000	3.00%, 02/23/09	29,000
	Sanpaolo IMI S.p.A.,
250,000	2.66%, 09/03/08	250,000
55,000	2.90%, 12/01/08	55,000
62,000	VAR, 2.92%, 09/05/08	62,000
80,000	Santander Central Hispano S.A., 3.00%, 10/27/08	80,000
80,000	Skandinaviska Enskilda Banken AB, 3.06%, 10/27/08	80,000
	Societe Generale,
37,000	2.82%, 11/24/08	37,000
50,000	2.82%, 11/28/08	50,000
50,000	3.05%, 09/02/08	50,000
85,000	3.05%, 10/28/08	85,000
30,000	3.05%, 02/27/09	30,000
292,121	Sun Trust Banks, Inc., 2.00%, 09/02/08	292,121
80,000	UBS AG, 2.76%, 09/12/08	80,000
62,000	Ulster Bank Ireland, 2.75%, 10/09/08	62,000
	Total Certificates of Deposit (Cost $3,312,135)	3,312,135
Commercial Paper — 32.5%
100,000	Allied Irish Banks plc, 2.73%, 09/15/08	99,894
	Amstel Funding Corp.,
100,000	2.80%, 09/04/08	99,977
52,000	3.02%, 11/18/08	51,662
12,000	3.07%, 09/16/08	11,985
26,000	3.07%, 09/19/08	25,960
	ASB Finance Ltd., (New Zealand),
30,000	2.94%, 10/07/08 (e)	29,913
23,000	3.00%, 02/23/09	22,675
20,000	3.18%, 01/27/09	19,743
	Atlantis One Funding Corp.,
25,000	3.05%, 10/29/08	24,879
29,000	3.10%, 02/23/09	28,570
70,000	3.18%, 12/23/08	69,312
25,000	Banco Bilbao Vizcaya Argentaria S.A., (United Kingdom), 3.18%, 01/23/09 (e)	24,687
290,000	Bavaria Universal Funding Co., 2.40%, 09/02/08	289,981
	Belmont Funding LLC,
40,000	2.74%, 09/12/08 (e)	39,967
24,000	2.76%, 09/25/08	23,956
54,000	BNZ International Funding Ltd., 2.87%, 12/08/08	53,584
41,000	CAFCO LLC, 3.11%, 02/10/09	40,435
30,000	Cancara Asset Securitisation LLC, (United Kingdom), 2.87%, 11/24/08 (e)	29,800
11,000	Charta Corp., 3.12%, 02/18/09	10,841
17,000	Ciesco LLC, 2.72%, 09/02/08	16,999

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
	Concord Minutemen Capital Co LLC,
20,000	2.81%, 10/15/08 (e)	19,932
35,000	2.83%, 10/23/08 (e)	34,857
	CRC Funding LLC,
67,000	3.00%, 09/03/08 (e)	66,989
30,000	3.13%, 02/26/09	29,543
115,000	Crown Point Capital Co., 2.92%, 09/05/08 (e)	114,963
100,000	Curzon Funding Ltd., 3.10%, 09/08/08 (e)	99,941
	Dexia Delaware LLC,
45,000	2.85%, 11/19/08	44,721
55,000	2.93%, 11/26/08	54,619
	Ebbets Funding LLC,
50,000	2.71%, 09/18/08 (e)	49,936
30,000	2.74%, 09/12/08 (e)	29,975
	Elysian Funding LLC,
30,000	2.94%, 10/29/08	29,859
45,000	3.07%, 09/19/08 (e)	44,931
29,000	Foxboro Funding Ltd., VAR, 2.70%, 09/02/08	29,000
	Galleon Capital LLC,
36,000	2.92%, 11/13/08	35,788
25,000	2.97%, 10/15/08	24,910
104,000	General Electric Capital Corp., 2.90%, 01/28/09	102,769
21,000	Hannover Funding Co. LLC, 3.22%, 10/23/08	20,903
	Lake Constance Funding LLC,
10,000	2.91%, 10/24/08	9,957
150,000	2.92%, 09/04/08	149,964
	Lexington Parker Capital Corp.,
16,000	2.83%, 10/22/08	15,936
16,000	2.83%, 10/23/08	15,935
	Liberty Street Funding LLC,
50,000	2.70%, 09/02/08 (e)	49,996
16,000	2.92%, 09/11/08	15,987
	LMA Americas LLC,
15,000	2.82%, 11/25/08	14,901
120,000	2.91%, 10/30/08	119,431
50,000	Matchpoint Master Trust, 2.90%, 10/17/08 (e)	49,816
60,000	Natexis Banques Populaires U.S. Finance Co., 3.18%, 12/17/08	59,442
15,000	Natixis Commercial Paper Corp., 2.89%, 11/25/08	14,898
110,000	Picaros Funding LLC, 3.11%, 10/20/08 (e)	109,542
	Raiffeisen Zentralbank Oesterreich AG, (Austria),
75,000	2.86%, 10/08/08	74,781
75,000	2.87%, 11/14/08	74,561
	Scaldis Capital LLC, (United Kingdom),
42,000	2.79%, 10/27/08 (e)	41,818
125,000	2.79%, 10/28/08	124,450
30,000	Silver Tower US Funding LLC, 2.90%, 09/03/08	29,995
	St. George Bank Ltd.,
35,000	2.71%, 10/24/08	34,861
50,000	2.76%, 10/15/08	49,832
123,000	2.80%, 09/15/08	122,866
75,000	Suncorp-Metway Ltd., (Australia), 2.68%, 09/17/08 (e)	74,911
	Swedbank Hypotek AB, (Sweden),
76,800	2.79%, 09/18/08	76,699
47,000	3.04%, 11/18/08	46,692
25,000	3.04%, 11/24/08	24,824
	Tasman Funding, Inc.,
14,000	3.14%, 10/27/08 (e)	13,932
11,000	3.23%, 11/21/08	10,921
	Thames Asset Global Securitization, Inc.,
58,952	2.83%, 10/07/08 (e)	58,787
32,000	2.87%, 10/27/08 (e)	31,858
45,000	Tulip Funding Corp., 2.72%, 09/02/08	44,997
100,000	UBS Finance Delaware LLC, 2.83%, 11/24/08	99,349
15,000	UniCredito Italiano Bank Ireland plc, (Ireland), 2.71%, 10/21/08 (e)	14,944
	Versailles Commercial Paper LLC,
100,000	3.02%, 10/07/08 (e)	99,700
136,000	3.03%, 10/17/08 (e)	135,479
	Total Commercial Paper (Cost $3,760,518)	3,760,518
Corporate Notes — 19.0%
	Capital Markets — 0.8%
57,000	Banque Federative du Credit Mutuel, (France), VAR, 2.96%, 11/28/08 (e) (i)	57,000
40,000	Merrill Lynch & Co., Inc., VAR, 2.54%, 09/03/08	40,000
		97,000
	Commercial Banks — 15.6%
42,000	ABN Amro Bank N.V., (Netherlands), VAR, 3.00%, 10/30/08 (e) (m)	42,000
	ANZ National International, Ltd., (New Zealand),
50,000	VAR, 2.47%, 09/05/08 (e)	50,000
25,000	VAR, 3.02%, 03/04/09 (e)	25,000
31,000	VAR, 3.03%, 02/27/09 (e)	31,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — Continued
	Commercial Banks — 15.6%
	Australia & New Zealand Banking Group Ltd., (Australia),
50,000	VAR, 2.50%, 09/24/08 (e)	50,000
27,000	VAR, 2.89%, 12/02/08 (e)	27,000
83,000	Bank of America, N.A., VAR, 3.00%, 10/30/08	83,000
70,000	Bank of Ireland, (Ireland), VAR, 2.48%, 09/18/08 (e)	70,000
175,000	Bank of Scotland plc, (United Kingdom), VAR, 2.53%, 10/01/08 (e)	175,000
254,000	Bayerische Landesbank, VAR, 2.53%, 09/24/08	254,000
	BNP Paribas, (France),
30,000	VAR, 2.47%, 09/25/08 (e)	30,000
46,000	VAR, 3.01%, 11/13/08	46,000
25,000	Caja de Ahorros y Monte de Piedad de Madrid, (Spain), VAR, 2.94%, 10/21/08 (e)	25,000
50,000	HSBC USA, Inc., VAR, 2.48%, 09/15/08	50,000
100,000	Kommunalkredit Austria AG, (Austria), VAR, 2.50%, 09/19/08 (e)	100,000
51,000	Rabobank Nederland N.V., (Netherlands), VAR, 2.99%, 11/10/08 (e)	51,000
	Royal Bank of Scotland plc, (United Kingdom),
190,000	VAR, 2.50%, 09/22/08 (e)	190,001
30,000	VAR, 2.98%, 10/15/08 (e)	30,000
50,000	Svenska Handelsbanken AB, (Sweden), VAR, 2.45%, 09/13/08 (e)	50,000
30,000	UBS AG, (Switzerland), VAR, 2.46%, 09/16/08	30,000
90,000	Wachovia Bank, N.A., VAR, 3.00%, 10/06/08	90,000
	Wells Fargo & Co.,
75,000	VAR, 2.52%, 09/03/08	75,000
45,000	VAR, 2.62%, 09/17/08	45,000
	Westpac Banking Corp.,
22,000	VAR, 2.45%, 09/05/08 (e)	22,000
100,000	VAR, 3.01%, 09/17/08 (e)	100,000
	Westpac Trust Securities Ltd.,
45,000	VAR, 2.92%, 10/30/08 (e)	45,000
14,000	VAR, 3.05%, 11/05/08 (e)	14,000
		1,800,001
	Diversified Financial Services — 2.3%
30,000	Allstate Life Global Funding Trusts, VAR, 2.48%, 09/04/08	30,000
	General Electric Capital Corp.,
40,000	3.50%, 02/02/09	40,112
150,000	VAR, 2.52%, 09/08/08	150,000
50,000	Structured Asset Repackaged Trust, VAR, 2.55%, 09/16/08 (e) (i)	50,000
		270,112
	Life & Health Insurance — 0.3%
32,300	Hartford Life Global Funding Trusts, VAR, 2.49%, 09/15/08	32,300
	Total Corporate Notes (Cost $2,199,413)	2,199,413
Master Note — 0.9%
100,000	Citigroup Global Markets Holdings, Inc., VAR, 2.42%, 09/03/08 (Cost $100,000)	100,000
Repurchase Agreements — 13.4%
1,000,000	Barclays Capital, Inc., 2.16%, dated 08/29/08, due 09/02/08, repurchase price $1,000,240, collateralized by U.S. Government Agency Securities with a value of $1,029,758	1,000,000
200,000	Citigroup, Inc., 2.31%, dated 08/29/08, due 09/02/08, repurchase price $200,051, collateralized by U.S. Government Agency Securities with a value of $204,659	200,000
250,000	Deutsche Bank Securities AG, 2.28%, dated 08/29/08, due 09/02/08, repurchase price $250,063, collateralized by U.S. Government Agency Securities with a value of $257,500	250,000
100,000	Merrill Lynch & Co., Inc., 2.33%, dated 08/29/08, due 09/02/08, repurchase price $100,026, collateralized by Corporate Bonds and Notes with a value of $103,003	100,000
	Total Repurchase Agreements (Cost $1,550,000)	1,550,000
U.S. Government Agency Securities — 5.4%
50,000	Federal Home Loan Banking System, VAR, 2.73%, 11/10/08	49,986
112,000	Federal Home Loan Mortgage Corp., DN, 2.75%, 12/22/08 (n)	111,052
	Federal National Mortgage Association,
50,000	DN, 2.76%, 12/10/08 (n)	49,621
140,000	VAR, 2.23%, 09/03/08	139,819
130,000	VAR, 2.72%, 10/27/08	129,945
138,000	VAR, 2.74%, 10/21/08	138,000
	Total U.S. Government Agency Securities (Cost $618,423)	618,423
	Total Investments — 99.9% (Cost $11,540,489)*	11,540,489
	Other Assets in Excess of Liabilities — 0.1%	15,826
	NET ASSETS — 100.0%	$11,556,315

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 81.4%
	Federal Farm Credit Bank — 2.8%
150,000	VAR, 2.03%, 06/01/09	149,989
250,000	VAR, 2.09%, 06/26/09	249,980
250,000	VAR, 2.35%, 06/28/10	250,000
300,000	VAR, 2.43%, 06/09/10	300,000
		949,969
	Federal Home Loan Bank — 45.4%
100,000	2.20%, 10/24/08	99,986
100,000	2.28%, 01/13/09	99,986
250,000	2.29%, 03/24/09	250,000
225,000	2.35%, 04/21/09	225,000
215,500	2.38%, 05/14/09	215,214
241,850	2.38%, 05/27/09	241,477
391,000	2.45%, 05/04/09	391,030
171,525	2.45%, 05/07/09	171,525
93,000	2.50%, 05/07/09	93,000
186,000	2.51%, 04/24/09	186,000
150,000	2.60%, 06/17/09	149,998
300,000	2.63%, 02/27/09	300,000
475,000	2.65%, 02/27/09	475,000
150,000	2.65%, 06/04/09	149,810
150,000	2.65%, 07/02/09	149,994
154,800	2.90%, 02/27/09	154,800
175,025	3.63%, 11/14/08	175,441
254,447	DN, 1.95%, 09/02/08 (n)	254,433
457,000	DN, 2.35%, 09/26/08 (n)	456,254
205,000	DN, 2.39%, 02/18/09 (n)	202,725
900,000	VAR, 2.02%, 02/20/09	900,000
500,000	VAR, 2.04%, 03/06/09	500,000
850,000	VAR, 2.06%, 03/20/09	850,000
500,000	VAR, 2.07%, 06/10/09	500,000
270,000	VAR, 2.07%, 08/27/09	270,000
850,000	VAR, 2.09%, 08/07/09	849,844
600,000	VAR, 2.13%, 02/20/09	600,000
300,000	VAR, 2.14%, 02/20/09	300,000
850,000	VAR, 2.36%, 08/06/09	849,922
130,000	VAR, 2.37%, 07/22/09	130,000
500,000	VAR, 2.40%, 08/13/09	500,000
375,000	VAR, 2.40%, 08/27/09	374,927
350,000	VAR, 2.41%, 03/19/10	349,925
465,000	VAR, 2.44%, 12/05/08	465,000
490,000	VAR, 2.58%, 12/01/08	490,000
475,000	VAR, 2.59%, 01/12/09	475,000
438,600	VAR, 2.62%, 01/05/09	438,673
1,785,000	VAR, 2.65%, 08/05/09	1,785,071
		15,070,035
	Federal Home Loan Mortgage Corp. — 8.0%
50,000	2.30%, 03/19/09	50,000
100,000	2.63%, 06/05/09	100,032
64,633	DN, 2.32%, 12/01/08 (n)	64,259
104,593	DN, 2.35%, 09/23/08 (n)	104,443
103,449	DN, 2.35%, 10/06/08 (n)	103,214
171,649	DN, 2.40%, 10/21/08 (n)	171,082
200,000	DN, 2.42%, 12/08/08 (n)	198,696
109,736	DN, 2.42%, 03/02/09 (n)	108,416
321,680	DN, 2.46%, 10/31/08 (n)	320,372
45,000	DN, 2.47%, 10/27/08 (n)	44,828
160,468	DN, 2.58%, 12/15/08 (n)	159,275
350,000	DN, 2.64%, 11/19/08 (n)	347,988
370,000	VAR, 2.44%, 09/18/09	370,000
500,000	VAR, 2.64%, 12/26/08	499,889
		2,642,494
	Federal National Mortgage Association — 25.2%
143,854	Zero Coupon, 10/01/08	143,576
639,935	Zero Coupon, 11/03/08	636,945
421,624	Zero Coupon, 12/01/08	418,747
85,000	5.13%, 09/02/08	85,006
100,000	DN, 2.11%, 11/24/08 (n)	99,512
100,000	DN, 2.12%, 12/01/08 (n)	99,472
100,000	DN, 2.13%, 12/31/08 (n)	99,294
400,000	DN, 2.24%, 12/22/08 (n)	397,250
500,000	DN, 2.26%, 09/17/08 (n)	499,500
500,000	DN, 2.33%, 09/22/08 (n)	499,323
100,000	DN, 2.35%, 10/01/08 (n)	99,805
230,000	DN, 2.36%, 10/08/08 (n)	229,444
200,000	DN, 2.40%, 10/20/08 (n)	199,351
34,000	DN, 2.40%, 01/05/09 (n)	33,718
125,000	DN, 2.41%, 11/03/08 (n)	124,477
300,000	DN, 2.47%, 10/27/08 (n)	298,857
150,000	DN, 2.51%, 10/29/08 (n)	149,398
300,000	DN, 2.54%, 11/17/08 (n)	298,383
220,000	DN, 2.57%, 12/10/08 (n)	218,448
140,811	DN, 2.57%, 12/15/08 (n)	139,765
910,000	VAR, 2.23%, 09/03/09	909,367
500,000	VAR, 2.31%, 12/30/09	499,472
435,000	VAR, 2.34%, 12/29/09	433,965
963,000	VAR, 2.64%, 07/28/09	962,752

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   19

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
	Federal National Mortgage Association — Continued
250,000	VAR, 2.73%, 02/08/10	249,925
495,000	VAR, 2.74%, 01/21/10	495,000
25,000	VAR, 5.00%, 09/15/08	25,026
		8,345,778
	Total U.S. Government Agency Securities (Cost $27,008,276)	27,008,276
Repurchase Agreements — 20.5%
6,000,000	Barclays Capital, Inc., 2.16%, dated 08/29/08, due 09/02/08, repurchase price $6,001,440, collateralized by U.S. Treasury Securities with a value of $6,120,000 (m)	6,000,000
283,923	Deutsche Bank Securities AG, 2.14%, dated 08/29/08, due 09/02/08, repurchase price $283,991, collateralized by U.S. Government Agency Securities with a value of $289,602	283,923
506,466	Deutsche Bank Securities AG, 2.14%, dated 08/29/08, due 09/02/08, repurchase price $506,586, collateralized by U.S. Government Agency Securities with a value of $516,522	506,466
	Total Repurchase Agreements (Cost $6,790,389)	6,790,389
	Total Investments — 101.9% (Cost $33,798,665)*	33,798,665
	Liabilities in Excess of Other Assets — (1.9)%	(644,819)
	NET ASSETS — 100.0%	$33,153,846

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 21.2%
	U.S. Treasury Bills — 18.8%
1,072,329	1.35%, 09/04/08 (n)	1,072,209
200,000	2.01%, 11/20/08 (n)	199,116
250,000	2.07%, 12/11/08 (n)	248,560
600,000	2.11%, 11/13/08 (n)	597,460
230,000	2.17%, 08/27/09 (n)	225,112
200,000	2.36%, 12/18/08 (n)	198,599
250,000	2.43%, 06/04/09 (n)	245,448
		2,786,504
	U.S. Treasury Notes — 2.4%
350,000	4.88%, 10/31/08	351,950
	Total U.S. Treasury Obligations (Cost $3,138,454)	3,138,454
Repurchase Agreements — 78.8%
950,000	Banc of America Securities LLC, 2.00%, dated 08/29/08, due 09/02/08, repurchase price $950,211, collateralized by U.S. Treasury Securities with a value of $969,000	950,000
2,779,977	Barclays Capital, Inc., 2.04%, dated 08/29/08, due 09/02/08, repurchase price $2,780,607, collateralized by U.S. Treasury Securities with a value of $2,835,577 (m)	2,779,977
1,000,000	Credit Suisse First Boston LLC, 2.03%, dated 08/29/08, due 09/02/08, repurchase price $1,000,226, collateralized by U.S. Treasury Securities with a value of $1,020,010	1,000,000
2,850,000	Deutsche Bank Securities AG, 2.02%, dated 08/29/08, due 09/02/08, repurchase price $2,850,640, collateralized by U.S. Treasury Securities with a value of $2,907,000	2,850,000
700,000	Greenwich Capital Markets, Inc., 2.00%, dated 08/29/08, due 09/02/08, repurchase price $700,156, collateralized by U.S. Treasury Securities with a value of $714,000	700,000
2,000,000	HSBC Securities (USA), 2.00%, dated 08/29/08, due 09/02/08, repurchase price $2,000,444, collateralized by U.S. Treasury Securities with a value of $2,040,000	2,000,000
500,000	Lehman Brothers, Inc., 2.00%, dated 08/29/08, due 09/02/08, repurchase price $500,111, collateralized by U.S. Treasury Securities with a value of $510,004	500,000
150,000	Merrill Lynch & Co., Inc., 1.70%, dated 08/29/08, due 09/02/08, repurchase price $150,028, collateralized by U.S. Treasury Securities with a value of $153,000	150,000
500,000	Merrill Lynch & Co., Inc., 2.00%, dated 08/29/08, due 09/02/08, repurchase price $500,111, collateralized by U.S. Treasury Securities with a value of $510,004	500,000
250,000	UBS Warbug LLC, 2.00%, dated 08/29/08, due 09/02/08, repurchase price $250,056, collateralized by U.S. Treasury Securities with a value of $255,002	250,000
	Total Repurchase Agreements (Cost $11,679,977)	11,679,977
	Total Investments — 100.0% (Cost $14,818,431)*	14,818,431
	Liabilities in Excess of Other Assets — 0.0% (g)	(4,774)
	NET ASSETS — 100.0%	$14,813,657

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   21

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 99.8%
	Federal Farm Credit Bank — 30.1%
105,000	2.42%, 05/28/09	105,000
100,000	2.45%, 05/27/09	100,000
80,000	2.96%, 06/18/09	79,997
85,000	DN, 2.17%, 11/26/08 (n)	84,563
150,000	DN, 2.20%, 01/21/09 (n)	148,716
50,000	DN, 2.40%, 11/10/08 (m) (n)	49,769
100,000	DN, 2.47%, 12/08/08 (n)	99,336
40,000	DN, 2.51%, 05/15/09 (n)	39,303
40,000	DN, 2.51%, 06/04/09 (n)	39,249
200,000	DN, 2.53%, 11/24/08 (n)	198,833
10,000	DN, 2.83%, 06/10/09 (n)	9,785
100,000	DN, 2.92%, 06/19/09 (n)	97,704
250,000	VAR, 1.95%, 02/10/09	249,984
75,000	VAR, 1.96%, 10/03/08	74,999
62,500	VAR, 1.96%, 10/20/08	62,499
100,000	VAR, 1.96%, 04/13/09	99,991
100,000	VAR, 1.96%, 04/20/09	99,994
350,000	VAR, 1.97%, 12/18/08	349,995
280,000	VAR, 2.03%, 04/30/09	280,000
80,000	VAR, 2.03%, 06/01/09	79,994
324,150	VAR, 2.07%, 07/22/09	324,150
250,000	VAR, 2.09%, 06/26/09	249,980
146,000	VAR, 2.09%, 03/03/10	146,000
275,000	VAR, 2.11%, 03/12/10	275,000
60,000	VAR, 2.32%, 10/01/08	59,999
75,000	VAR, 2.33%, 01/23/09	74,994
100,000	VAR, 2.35%, 06/28/10	100,000
135,000	VAR, 2.37%, 07/20/09	134,988
330,000	VAR, 2.38%, 08/24/09	330,000
11,000	VAR, 2.39%, 02/12/09	11,002
50,000	VAR, 2.45%, 08/04/09	50,000
		4,105,824
	Federal Home Loan Bank — 67.2%
125,000	2.29%, 04/22/09	124,985
180,000	2.30%, 04/03/09	179,970
150,000	2.35%, 04/21/09	150,000
150,000	2.41%, 03/19/10	149,968
215,000	2.44%, 09/24/08	215,000
134,000	2.65%, 02/27/09	134,000
55,975	4.50%, 10/14/08	56,032
41,795	DN, 1.95%, 09/02/08 (n)	41,793
455,386	DN, 2.20%, 09/05/08 (n)	455,275
400,000	DN, 2.22%, 09/15/08 (n)	399,655
423,847	DN, 2.23%, 09/10/08 (n)	423,611
135,000	DN, 2.23%, 09/16/08 (n)	134,874
500,000	DN, 2.25%, 09/22/08 (n)	499,344
635,000	DN, 2.26%, 09/17/08 (n)	634,364
450,000	DN, 2.27%, 09/19/08 (n)	449,489
250,000	DN, 2.32%, 09/03/08 (n)	249,968
92,133	DN, 2.34%, 09/12/08 (n)	92,067
650,000	DN, 2.35%, 09/26/08 (n)	648,939
250,000	DN, 2.37%, 10/08/08 (n)	249,395
50,450	DN, 2.55%, 10/27/08 (n)	50,251
398,000	DN, 2.58%, 11/19/08 (n)	395,764
26,000	DN, 2.60%, 11/21/08 (n)	25,849
100,000	VAR, 2.02%, 02/20/09	100,000
100,000	VAR, 2.03%, 11/20/08	100,000
130,000	VAR, 2.04%, 03/06/09	130,000
90,000	VAR, 2.06%, 03/20/09	90,000
130,000	VAR, 2.09%, 08/07/09	129,976
95,000	VAR, 2.11%, 11/20/08	94,885
110,000	VAR, 2.12%, 02/13/09	110,000
105,000	VAR, 2.14%, 02/20/09	105,000
25,000	VAR, 2.19%, 03/26/09	25,000
475,000	VAR, 2.23%, 03/26/10	474,934
130,000	VAR, 2.36%, 08/06/09	129,988
25,000	VAR, 2.37%, 02/17/09	25,000
65,000	VAR, 2.37%, 07/22/09	65,000
190,000	VAR, 2.44%, 05/01/09	190,000
262,000	VAR, 2.59%, 01/12/09	262,000
150,000	VAR, 2.60%, 06/17/09	149,998
387,300	VAR, 2.62%, 01/05/09	387,314
265,000	VAR, 2.64%, 10/16/08	264,991
362,050	VAR, 2.64%, 11/14/08	362,028
70,125	VAR, 2.65%, 08/05/09	70,153
50,750	VAR, 2.68%, 02/11/09	50,750
95,630	VAR, 2.69%, 02/18/09	95,630
		9,173,240
	Tennessee Valley Authority — 0.2%
20,000	5.38%, 11/13/08	20,106

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
	U.S. Treasury Bills — 2.3%
185,671	1.25%, 09/04/08 (n)	185,652
139,000	2.17%, 08/27/09 (n)	136,046
		321,698
	Total U.S. Government Agency Securities (Cost $13,620,868)	13,620,868
	Total Investments — 99.8% (Cost $13,620,868)*	13,620,868
	Other Assets in Excess of Liabilities — 0.2%	24,665
	NET ASSETS — 100.0%	$13,645,533

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   23

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 100.0%
	U.S. Treasury Bills — 99.4% (n)
2,014,000	1.55%, 10/23/08	2,009,516
1,890,096	1.62%, 10/16/08	1,886,281
1,998,836	1.70%, 10/02/08 (c)	1,995,926
2,500,000	1.70%, 10/30/08	2,493,047
2,575,911	1.70%, 11/06/08	2,567,925
2,250,000	1.70%, 11/28/08	2,240,708
2,000,000	1.72%, 09/25/08	1,997,715
382,245	1.77%, 12/04/08 (c)	380,491
4,198,978	1.79%, 09/11/08 (c) (m)	4,196,897
473,776	1.81%, 09/15/08	473,442
2,550,000	1.84%, 10/09/08 (c)	2,545,064
4,152,328	1.85%, 09/04/08 (c)	4,151,726
3,995,725	1.87%, 09/18/08	3,992,198
700,000	1.94%, 01/15/09	694,907
2,730,000	2.01%, 11/20/08	2,718,736
100,000	2.07%, 12/11/08	99,488
3,090,000	2.11%, 11/13/08	3,078,461
		37,522,528
	U.S. Treasury Note — 0.6%
250,000	4.63%, 09/30/08	250,604
	Total Investments — 100.0% (Cost $37,773,132)*	37,773,132
	Liabilities in Excess of Other Assets — 0.0% (g)	(18,430)
	NET ASSETS — 100.0%	$37,754,702

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 95.1%
	Alabama — 2.7%
14,810	ABN AMRO Munitops Certificate Trust, Special Tax, Series 2001-16, VRDO, MBIA, 3.34%, 09/04/08	14,810
28,000	Alabama Special Care Facilities Financing Authority, Series 2912, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.84%, 09/04/08	28,000
7,500	Birmingham Medical Clinic Board, University of Alabama Health Services Foundation, Rev., VRDO, LOC: Suntrust Bank, 1.85%, 09/03/08	7,500
2,600	Birmingham Public Educational Building Authority, Class A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.87%, 09/04/08	2,600
13,500	Columbia IDB, PCT, Alabama Power Co. Project, Series C, Rev., VRDO, 2.42%, 09/03/08	13,500
15,000	DCH Health Care Authority, Alabama Healthcare Facilities, Rev., VRDO, LOC: Regions Bank, 1.89%, 09/03/08	15,000
25,000	DFA Municipal Trust, Series 2008-38, Rev., VRDO, MBIA, LOC: Depfa Bank plc, 2.14%, 09/03/08	25,000
10,000	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, AMBAC-TCRS-Bank of New York, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	10,000
	Huntsville Health Care Authority,
60,920	Series 2648, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.99%, 09/04/08	60,920
91,230	Series A, Rev., VRDO, LOC: Regions Bank, 1.60%, 09/03/08	91,230
17,795	Jefferson County, Sewer, Series 352, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 1.89%, 09/04/08 (p)	17,795
212,200	Lower Alabama Gas District, Series A, Rev., VRDO, LIQ: Societe Generale, 2.00%, 09/04/08	212,200
3,410	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 2.50%, 09/03/08	3,410
16,500	Montgomery IDB, General Electric Co. Project, Rev., VRDO, 2.15%, 09/03/08	16,500
4,000	Selma IDB, Specialty Minerals Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.85%, 09/03/08	4,000
258,403	Southeast Alabama Gas District, Supply Project, Series A, Rev., VRDO, 2.45%, 09/03/08	258,403
4,425	Tuscaloosa County Board of Education, Special Tax, TAW, VRDO, LOC: Regions Bank, 1.89%, 09/03/08	4,425
18,000	University of Alabama-Birmingham Project, Series B, Rev., VRDO, LOC: Regions Bank, 1.89%, 09/03/08	18,000
39,690	West Jefferson IDA, Alabama Power Company Project, Rev., VRDO, 2.29%, 09/03/08	39,690
		842,983
	Alaska — 0.6%
	Alaska Housing Finance Corp.,
33,880	Series B, Rev., VRDO, 1.60%, 09/05/08	33,880
10,270	Series PZ-126, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 1.87%, 09/05/08	10,270
480	City of Valdez, BP Pipelines, Inc. Project, Rev., VRDO, 2.50%, 09/03/08	480
	City of Valdez, Marine Term Refunding Balance Exxon Pipeline Co. Project,
8,500	Rev., VRDO, 2.20%, 09/03/08	8,500
300	Series A, Rev., VRDO, 2.50%, 09/03/08	300
400	Series B, Rev., VRDO, 2.50%, 09/03/08	400
9,900	Series C, Rev., VRDO, 2.50%, 09/03/08	9,900
117,295	Lehman Municipal Trust Receipts, Various States, Series P29W, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 2.25%, 09/04/08	117,295
		181,025
	Arizona — 1.1%
	Apache County IDA, Tucson Electric Power Co.,
24,200	Series 83-A, Rev., VRDO, LOC: ABN Amro Bank N.V., 1.75%, 09/03/08	24,200
57,600	Series 83-B, Rev., VRDO, LOC: Bank Of New York, 1.70%, 09/03/08	57,600
7,700	Apache County IDA, Tucson Electric Power Co., Springville, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.75%, 09/03/08	7,700
44,900	Arizona Health Facilities Authority, Series 1782, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.84%, 09/04/08	44,900
39,365	Dexia Credit Local Certificates Trust, Series 2008-064, GO, VRDO, LIQ: Dexia Credit Local, 1.94%, 11/13/08	39,365
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.00%, 09/04/08	7,160
2,000	Phoenix IDA, Del Mar Terrace, Rev., Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.88%, 09/03/08	2,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   25

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Arizona — Continued
	Phoenix IDA, Paradise Lakes Apartments,
17,500	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.82%, 09/03/08	17,500
16,000	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.91%, 09/03/08	16,000
21,800	Pima County IDA, Tucson Electric, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.70%, 09/03/08	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.70%, 09/03/08	21,700
25,585	Pinal County Electric District No.3, Series U-2, Rev., VRDO, 2.09%, 09/04/08	25,585
6,025	Salt River Project Agricultural Improvement & Power District, Electric Systems, Series ROCS-RR-II-R-12029, Rev., VRDO, LIQ: Citigroup Financial Products, 1.80%, 09/04/08	6,025
6,850	Salt River Project Agricultural Improvement & Power District, Electric Systems, Series 1430, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.84%, 09/04/08	6,850
	Salt Verde Financial Corp.,
15,900	Series ROCS-RR-II-R-11258, Rev., VRDO, LIQ: Citibank N.A., 2.09%, 09/03/08	15,900
21,770	Series ROCS-RR-II-R-11260, Rev., VRDO, LIQ: Citibank N.A., 2.09%, 09/04/08	21,770
7,960	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.77%, 09/03/08	7,960
		344,015
	Arkansas — 0.0% (g)
3,830	City of Lowell, IDR, Arkansas Democrat-Gazette Project, Rev., VRDO, LOC: Bank Of New York, 1.90%, 09/03/08	3,830
	California — 4.7%
2,385	ABAG Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, LOC: Bank Of America N.A., 1.95%, 09/04/08	2,385
20,000	ABAG Finance Authority for Nonprofit Corps., Oshman Family Jewish Community, Rev., VRDO, LOC: Lasalle Bank N.A., 2.20%, 09/03/08 (p)	20,000
	Access to Loans for Learning Student Loan Corp.,
23,700	Series II-A-03, Class A, Rev., VRDO, 2.50%, 09/03/08	23,700
36,900	Series II-A-10, Rev., VRDO, 2.50%, 09/03/08	36,900
45,000	Series II-A-11, Rev., VRDO, 2.63%, 09/03/08	45,000
59,180	Bay Area Toll Authority, Rev., VRDO, 1.80%, 09/03/08	59,180
2,000	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: Mellon Bank N.A., 1.90%, 09/03/08	2,000
50,275	California Educational Facilities Authority, St. Mary’s, Rev., VRDO, MBIA, LOC: Bank Of America N.A., 1.70%, 09/03/08	50,275
25,200	California Health Facilities Financing Authority, Catholic West, Series H, Rev., VRDO, LOC: Bank Of America N.A., 1.54%, 09/03/08	25,200
11,235	California Health Facilities Financing Authority, Stanford Hospital, Series C, Rev., VRDO, FSA, 1.50%, 09/03/08	11,235
22,300	California Housing Finance Agency, Series A, Rev., VRDO, AMT, 1.75%, 09/03/08	22,300
	California Housing Finance Agency, Home Mortgage,
10,635	Series F, Rev., VRDO, FSA, 2.17%, 09/03/08	10,635
1,400	Series H, Rev., VRDO, AMT, 2.67%, 09/03/08	1,400
28,750	Series H, Rev., VRDO, AMT, FSA, LIQ: Dexia Credit Local, 2.15%, 09/05/08	28,750
4,300	Series K, Rev., VRDO, AMT, 2.20%, 09/03/08	4,300
18,725	Series M, Rev., VRDO, AMT, 2.25%, 09/03/08	18,725
	California Housing Finance Agency, Multi-Family Housing,
5,270	Series A, Rev., VRDO, 2.25%, 09/03/08	5,270
5,370	Series A, Rev., VRDO, AMT, 2.67%, 09/04/08	5,370
2,600	Series C-3, Rev., VRDO, 1.98%, 09/04/08	2,600
27,335	Series III-E, Rev., VRDO, GO, 1.80%, 09/05/08	27,335
1,125	Series III-G, Rev., VRDO, AMT, 1.98%, 09/03/08	1,125
5,620	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank Of Canada N.A., 1.90%, 09/03/08	5,620
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.90%, 09/03/08	1,610
	California State Department of Water Resources, Power Supply,
9,600	Series 1201R, Rev., VRDO, MBIA-IBC, 1.82%, 05/01/11	9,600
6,750	Series B-2, Rev., VRDO, LOC: BNP Paribas, 2.40%, 09/02/08	6,750
2,940	Series B-3, Rev., VRDO, LOC: Bank Of New York, 2.10%, 09/02/08	2,940

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
10,125	Series B-4, Rev., VRDO, LOC: Bayerische Landesbank, 2.30%, 09/02/08	10,125
500	Series C-13, Rev., VRDO, FSA, 1.93%, 09/03/08	500
4,910	Series Sub Series F-5, Rev., VRDO, LOC: Citibank N.A., 2.40%, 09/03/08	4,910
21,000	California State University, Series ROCS-RR-II-R-12063, Rev., VRDO, FSA-CR, AMBAC, LIQ: Citigroup Financial Products, 2.30%, 09/04/08	21,000
	California Statewide Communities Development Authority,
17,820	Series ROCS-RR-II-R-10005CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.96%, 09/04/08	17,820
27,300	Series ROCS-RR-II-R-10248CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.83%, 09/04/08	27,300
18,905	Series ROCS-RR-II-R-13053CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.96%, 09/04/08	18,905
15,770	Series ROCS-RR-II-R-13057CE, Rev., VRDO, LIQ: Citigroup Financial Products, 2.11%, 09/04/08	15,770
18,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 1.95%, 05/28/09	18,000
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 1.97%, 09/04/08	3,420
14,180	California Statewide Communities Development Authority, North Peninsula Jewish Center, Rev., VRDO, LOC: Bank Of America N.A., 2.25%, 09/03/08	14,180
9,750	California Statewide Communities Development Authority, Westgate Pasadena Apartments, Series G, Rev., VRDO, LOC: Bank Of America N.A., 1.60%, 09/02/08	9,750
4,363	Chino Basin Regional Financing Authority, Series 2366, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	4,363
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.90%, 09/04/08	3,950
720	City of Glendale, Hospital, Series 2415, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	720
650	City of Irvine, Improvement Bond Act of 1915, Limited Obligation Assessment District No. 00-18, Special Assessment, Series A, No. 00-18 Special Assessment, VRDO, LOC: Bank of New York, 2.25%, 09/03/08	650
1,900	City of Los Angeles, Loans to Lender Program, Series A, Rev., VRDO, LOC: Federal Home Loan Bank, 2.27%, 09/02/08	1,900
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/04/08	4,800
10,000	Corcoran, Water System Project, COP, VRDO, LOC: Union Bank Of Canada N.A., 1.57%, 09/04/08	10,000
	Deutsche Bank Spears/Lifers Trust Various States,
6,995	Series DB-318, VRDO, Tax Allocation, AMBAC, LIQ: Deutsche Bank A.G., 1.82%, 09/05/08	6,995
15,750	Series DB-362, GO, VRDO, AMBAC, LIQ: Deutsche Bank A.G., 1.82%, 09/05/08	15,750
	DFA Municipal Trust,
50,000	Series 2008-32, Rev., VRDO, AMBAC, LOC: Depfa Bank plc, 2.24%, 09/03/08	50,000
99,800	Series 2008-33, Rev., VRDO, AMBAC, LOC: Depfa Bank plc, 2.24%, 09/03/08	99,800
11,710	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, Tax Allocation, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08	11,710
13,455	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.82%, 09/03/08	13,455
13,855	Eclipse Funding Trust, Solar Eclipse, Tax Allocation, Series 2006-0067, VRDO, Tax Allocation, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.82%, 09/04/08	13,855
49,500	Golden State Tobacco Securitization Corp., EAGLE, Series 2007-0109, Class A, Rev., VRDO, BHAC-CR, FGIC, LIQ: Citibank N.A., 1.82%, 09/04/08	49,500
	Irvine Ranch Water District,
19,900	COP, VRDO, 2.40%, 09/03/08	19,900
10,515	Series A, GO, VRDO, LOC: Landesbank Baden-Wurttemburg, 2.40%, 09/03/08	10,515
1,600	Irvine Ranch Water District, Capital Improvement Project, COP, VRDO, LOC: Landesbank Baden-Wurttemburg, 2.24%, 09/03/08	1,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   27

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
30,520	Long Beach Bond Finance Authority, Series 2143, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	30,520
21,250	Los Angeles County Metropolitan Transportation Authority, Series ROCS-RR-II-R-12077, Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 1.91%, 09/04/08	21,250
5,565	Los Angeles Department of Water & Power, Series ROCS-RR-II-11281, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 1.99%, 09/04/08	5,565
3,600	Los Angeles Regional Airports Improvement Corp., Sublease, L.A. International Airport, Series LAX2, Rev., VRDO, LOC: Societe Generale, 2.45%, 09/02/08	3,600
17,000	Macon Trust Various States, Special Tax, Series 2007-336, VRDO, LOC: Bank Of America N.A., LIQ: Bank Of America N.A., 1.90%, 09/04/08	17,000
	Metropolitan Water District of Southern California,
21,000	Series A-1, Rev., VRDO, 1.65%, 09/03/08	21,000
35,800	Series A-2, Rev., VRDO, 1.48%, 09/03/08	35,800
2,200	Series B-3, Rev., VRDO, 2.01%, 09/03/08	2,200
300	Series C-2, Rev., VRDO, 2.25%, 09/03/08	300
88,846	Northern California Gas Authority No. 1, Series 1811, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.00%, 09/04/08	88,845
3,325	Orange County Sanitation District, Series A, COP, VRDO, 2.25%, 09/02/08	3,325
750	Orange County Sanitation District, Series B, COP, VRDO, 2.25%, 09/02/08	750
	Puttable Floating Option Tax-Exempt Receipts,
19,990	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.10%, 09/05/08	19,990
31,175	Series PT-4155, Rev., VRDO, AMBAC, LIQ: Bayerische Hypo-Und Ver, 1.82%, 09/05/08	31,175
21,040	Series PT-4280, Rev., VRDO, FSA, LIQ: Merrill Lynch International Bank Ltd., 2.41%, 09/05/08	21,040
4,650	Regional Airports Improvement Corp., Los Angeles International Airport, Rev., VRDO, LOC: Societe Generale, 2.64%, 09/05/08	4,650
8,065	Sacramento County Housing Authority, Series ROCS-RR-II-R-13051CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.91%, 09/04/08	8,065
5,245	San Francisco City & County Housing Authority, Valencia Gardens, Rev., VRDO, LOC: Citibank N.A., 1.79%, 09/03/08	5,245
1,210	San Francisco City & County Unified School District, MERLOTS, Series D24, GO, VRDO, FSA, 2.05%, 09/03/08	1,210
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 1.92%, 09/04/08	1,800
30,000	San Luis Obispo County Financing Authority, Series RR-II-R-12015, Rev., VRDO, MBIA, LIQ: Citibank N.A., 1.82%, 09/04/08	30,000
3,525	Southern California Home Financing Authority, Series A, Rev., VRDO, AMT, 1.79%, 09/10/08	3,525
89,540	Southern California Home Financing Authority, Single Family Mortgage, Series 2144, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/02/08	89,540
37,410	State of California, Series B-1, GO, VRDO, LOC: Bank Of America N.A., 1.50%, 09/03/08	37,410
	State of California, Economic Recovery,
22,200	Series C-3, GO, VRDO, 2.01%, 09/03/08	22,200
1,800	Series C-5, GO, VRDO, 2.24%, 09/03/08	1,800
	State of California, Kindergarten University,
30,150	Series A-1, GO, VRDO, LOC: Citibank N.A., 2.50%, 09/02/08	30,150
3,645	Series A-3, GO, VRDO, LOC: Citibank N.A., 2.35%, 09/02/08	3,645
	State of California, Municipal Securities Trust Receipts,
4,155	Series SGA-54, GO, VRDO, AMBAC, 2.85%, 09/03/08	4,155
1,650	Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 1.88%, 09/04/08	1,650
		1,458,753
	Colorado — 2.2%
13,325	ABN AMRO Munitops Certificate Trust, Series 2007-26, Rev., VRDO, AMBAC, 2.24%, 09/04/08 (e)	13,325
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, LIQ: FHLMC, 1.98%, 09/02/08	15,010
15,000	Centerra Metropolitan District No. 1, Rev., VRDO, LOC: Compass Bank, 1.90%, 09/03/08	15,000
2,355	City of Arvada, Rev., VAR, FSA, 3.54%, 10/01/08	2,355
51,675	City of Colorado Springs, Systems Improvement, Series B, Rev., VRDO, 1.83%, 09/03/08	51,675
3,150	City of Colorado Springs, The Colorado College, Rev., VRDO, 1.73%, 09/02/08	3,150

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Colorado — Continued
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 1.83%, 09/03/08	1,000
21,500	Colorado Educational & Cultural Facilities Authority, Nature Conservatory, Series A, Class A, Rev., VRDO, 1.90%, 09/02/08	21,500
19,400	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 2.50%, 09/03/08	19,400
	Colorado Health Facilities Authority,
18,360	Series MT-023, Rev., VRDO, MBIA, LIQ: Svenska Handelsbanken, 1.83%, 09/05/08	18,360
37,460	Series ROCS-RR-II-R-10328CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.90%, 09/04/08	37,460
	Colorado Housing & Finance Authority,
30,000	Series A-3, Class 1, Rev., VRDO, AMT, 2.10%, 09/03/08	30,000
17,030	Series AA-3, Class I, Rev., VRDO, 1.90%, 09/03/08	17,030
	Colorado Housing & Finance Authority, Multi-Family Housing,
1,885	Series A-4, Class I, Rev., VRDO, 1.90%, 09/03/08	1,885
16,600	Series B-3, Class I, Rev., VRDO, 1.90%, 09/03/08	16,600
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Series I, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/05/08	1,600
	Colorado Housing & Finance Authority, Single Family Mortgage,
10,000	Series A-2, Class I, Rev., VRDO, AMT, 2.10%, 09/03/08	10,000
7,200	Series C-2, Class I, Rev., VRDO, 2.10%, 09/03/08	7,200
215,000	Colorado State Education Loan Program, 1.75%, 08/07/09	215,412
9,620	Dawson Ridge Metropolitan District No. 1, Series 2378, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 1.89%, 09/04/08	9,620
	Denver City & County, Airport,
11,080	Series PT-3514, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 1.92%, 09/05/08	11,080
4,985	Series ROC II-R-98, Rev., VRDO, FSA, LIQ: Citibank N.A., 2.27%, 09/04/08	4,985
15,000	Series Sub Series G-1, Rev., VRDO, Assured Guaranty, 1.90%, 09/03/08	15,000
25,000	Series Sub Series G-2, Rev., VRDO, Assured Guaranty, 2.00%, 09/03/08	25,000
14,750	Denver City & County, Colorado Convention Center Project, Series B, Rev., VRDO, FSA, 2.25%, 09/04/08	14,750
6,005	Jefferson County School District R-001, Series ROCS-RR-II-R-6516, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 1.96%, 09/04/08	6,005
	Puttable Floating Option Tax-Exempt Receipts,
14,300	Series PT-4437, Rev., VRDO, AGC-ICC, MBIA, LIQ: Merrill Lynch International Bank Ltd., 2.54%, 09/05/08	14,300
24,117	Series PZ-264, GO, VRDO, LIQ: Merrill Lynch Capital Services, 1.86%, 09/05/08	24,117
50,740	Sheridan Redevelopment Agency, Tax Allocation, Series ROCS-RR-II-R-819CE, VRDO, Tax Allocation, LIQ: Citigroup Financial Products, 1.86%, 09/04/08	50,740
		673,559
	Connecticut — 0.7%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
20,000	Series A-3, Rev., VRDO, AMT, AMBAC, 2.05%, 09/04/08	20,000
47,100	Series B-3, Rev., VRDO, AMBAC, 2.05%, 09/04/08	47,100
16,315	Series B-3, Rev., VRDO, AMT, AMBAC, 1.99%, 09/04/08	16,315
13,515	Series D-1, Rev., VRDO, AMBAC, 1.75%, 09/04/08	13,515
32,500	Series D-3, Rev., VRDO, AMBAC, 1.99%, 09/04/08	32,500
900	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 1.87%, 09/03/08	900
	Connecticut State Health & Educational Facility Authority, Wesleyan University,
14,000	Series D, Rev., VRDO, 1.65%, 09/03/08	14,000
5,000	Series E, Rev., VRDO, 2.55%, 09/02/08	5,000
11,695	Connecticut State Health & Educational Facility Authority, Yale University, Series V-1, Rev., VRDO, 2.40%, 09/02/08	11,695
57,425	State of Connecticut, Series A-1, GO, VRDO, 1.50%, 09/03/08	57,425
		218,450

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   29

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Delaware — 0.1%
15,000	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 1.95%, 09/03/08	15,000
	University of Delaware,
7,000	Rev., VRDO, 2.55%, 09/02/08	7,000
300	Series B, Rev., VRDO, 2.55%, 09/02/08	300
		22,300
	District of Columbia — 1.6%
28,805	District of Columbia, Series D, GO, VRDO, LOC: Dexia Credit Local, 1.85%, 09/04/08	28,805
	District of Columbia,
100,000	TRAN, GO, 4.00%, 09/30/08	100,067
600	Series D-1, GO, VRDO, FSA, 2.20%, 09/03/08	600
10,910	Series PT-852, GO, VRDO, MBIA, LIQ: Helaba, 1.82%, 09/05/08	10,910
17,000	District of Columbia Housing Finance Agency, Series B, Rev., AMT, 3.55%, 11/03/08	17,000
3,050	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank Of America N.A., 2.15%, 09/04/08	3,050
	District of Columbia Water & Sewer Authority,
25,960	Series 1125, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	25,960
9,880	Series PT-3494, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 1.85%, 09/05/08 (e)	9,880
6,155	District of Columbia Water & Sewer Authority, EAGLE, Series 2008-0036, Class A, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 1.95%, 09/04/08	6,155
2,300	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank Of America N.A., 1.92%, 09/04/08	2,300
15,000	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/04/08	15,000
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Series, Rev., VRDO, LOC: Bank Of New York, 1.85%, 09/03/08	7,500
	District of Columbia, Multimodal,
23,925	Series A, GO, VRDO, FSA, 2.65%, 09/05/08	23,925
51,845	Series B, GO, VRDO, FSA, 2.65%, 09/05/08	51,845
19,450	District of Columbia, Multimodal, American University, Rev., VRDO, 1.75%, 09/05/08	19,450
1,875	District of Columbia, National Children’s Center, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/04/08	1,875
23,770	District of Columbia, National Geographic Society, Rev., VRDO, 1.75%, 09/02/08	23,770
2,000	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/04/08	2,000
31,000	District of Columbia, The Pew Charitable Trust, Series A, Rev., VRDO, LOC: PNC Bank N.A., 1.82%, 09/02/08	31,000
27,885	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08	27,885
15,305	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08	15,305
31,460	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0221, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08	31,460
10,960	Lehman Municipal Trust Receipts, Various States, Series KL4, Regulation D, GO, VRDO, LOC: Unicredito Italiano S.p.A., LIQ: Bayerische Landesbank, 2.53%, 09/03/08	10,960
24,490	Puttable Floating Option Tax-Exempt Receipts, Series MT-447, GO, VRDO, FSA-CR, AMBAC, LIQ: Bayerische Landesbank, 2.44%, 09/05/08	24,490
13,495	Puttable Floating Option Tax-Exempt Receipts, Series MT-501, Rev., VRDO, BHAC, AMBAC, LIQ: KBC Bank N.V., 1.90%, 09/05/08	13,495
		504,687
	Florida — 5.2%
9,345	ABN AMRO Munitops Certificate Trust, Series 2003-06, Rev., VRDO, MBIA, 2.24%, 09/04/08	9,345
11,150	Alachua County IDA, Florida Rock Industrial Project, Rev., VRDO, LOC: Bank Of America N.A., 2.15%, 09/02/08	11,150
13,560	Austin Trust Various States, Special Assessment, Series 2007-340, VRDO, LOC: Bank Of America N.A., LIQ: Bank Of America N.A., 1.87%, 09/04/08	13,560
9,930	Brevard County Health Facilities Authority, Wuesthoff Memorial Hospital Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.85%, 09/03/08	9,930
35,800	Broward County School Board, Series D, COP, VRDO, FSA, 2.18%, 09/03/08	35,800
20,655	Capital Trust Agency, Series F-7, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.00%, 09/03/08	20,655

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — Continued
8,860	City of Fort Myers, Series 2077, Rev., VRDO, MBIA, LIQ: Wells Fargo & Company, 1.90%, 09/04/08 (e)	8,860
20,000	City of Gainesville, Series C, Rev., VRDO, 2.35%, 09/02/08	20,000
10,000	City of Leesburg, The Villages Regional Hospital Project, Rev., VRDO, LOC: Scotiabank, 1.89%, 09/03/08	10,000
28,375	Clipper Tax-Exempt Certificate Trust, Series 2007-27, Rev., VRDO, LIQ: State Street B&T Co., 1.89%, 09/04/08	28,375
6,330	Collier County, Health Facilities Authority, The Moorings, Inc., Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.80%, 09/03/08	6,330
22,285	County of Orange, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Company, 1.90%, 09/04/08	22,285
64,205	Dexia Credit Local Certificates Trust, COP, VRDO, LIQ: Dexia Credit Local, 1.94%, 09/05/08	64,205
8,445	Eclipse Funding Trust, Solar Eclipse, Series 2006-0043, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08 (e)	8,445
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,275	Series 2006-0049, GO, VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	11,275
9,945	Series 2007-0045, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 2.35%, 09/03/08	9,945
19,070	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.85%, 09/03/08	19,070
8,700	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.65%, 09/20/08	8,700
35,750	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 2.00%, 09/04/08	35,750
160,845	Florida Gas Utility, Gas Supply Project No. 2-A-1, Series 2-A-1, Rev., VRDO, 1.95%, 09/03/08	160,845
105,015	Florida Gas Utility, Gas Supply Project No. 2-A-2, Series 2-A-2, Rev., VRDO, 1.90%, 09/03/08	105,015
138,535	Florida Gas Utility, Gas Supply Project No. 2-A-4, Series 2-A-4, Rev., VRDO, 1.68%, 09/03/08	138,535
6,000	Florida Gulf Coast University Finance Corp., Student Union Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.90%, 09/03/08	6,000
21,075	Florida Housing Finance Agency, Series 125G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 1.88%, 09/04/08	21,075
6,350	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	6,350
9,000	Florida Housing Finance Agency, Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 2.02%, 09/03/08	9,000
21,495	Florida Housing Finance Corp., Series 53G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 1.88%, 09/04/08	21,495
20,065	Florida State Board of Education, Series ROCS-RR-II-R-12024, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 2.75%, 09/04/08	20,065
15,000	Florida State Board of Education, Lottery Revenue, EAGLE, Series 2008-0004, Class A, Rev., VRDO, FGIC, LIQ: Citigroup Financial Products, 1.90%, 09/04/08	15,000
32,680	Florida State Board of Education, Municipal Securities Trust Receipts, Series SGA-102, GO, VRDO, LIQ: Societe Generale, 2.35%, 09/03/08 (e)	32,680
52,380	Hillsborough County IDA, Series MT-008, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.83%, 09/05/08	52,380
11,280	Hillsborough County Port District, Series MT-101, Rev., VRDO, BHAC-CR, MBIA, LIQ: Landesbank Hessen-Thuringen, 1.90%, 09/05/08	11,280
720	Jacksonville Health Facilities Authority, River Garden Project, Rev., VRDO, LOC: First Union National Bank, 1.88%, 09/03/08	720
	JEA, Electric Systems,
29,500	Series 3C-2, Rev., VRDO, 1.79%, 09/03/08	29,500
8,350	Series 3C-4, Rev., VRDO, 1.79%, 09/03/08	8,350
16,300	Series 3D-1, Rev., VRDO, 1.78%, 09/03/08	16,300
32,115	Series Sub Series D, Rev., VRDO, 1.90%, 09/03/08	32,115
	JEA, Electric Systems,
11,100	Series 3A, Rev., VRDO, 1.90%, 09/03/08	11,100
30,600	Series 3D-2, Rev., VRDO, 1.78%, 09/03/08	30,600
7,500	JEA, Energy Systems, Series A, Rev., VRDO, LOC: State Street B&T Co., 1.68%, 09/03/08	7,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — Continued
	JEA, Water & Sewer Systems,
15,000	Series A-2, Rev., VRDO, 1.75%, 09/03/08	15,000
10,200	Series B-1, Rev., VRDO, 1.79%, 09/03/08	10,200
1,830	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VRDO, LOC: Nationsbank N.A., 1.82%, 09/03/08	1,830
11,490	Miami-Dade County, Aviation, Series MT-345, Rev., VRDO, FGIC, LIQ: Svenska Handelsbanken, 1.90%, 09/05/08	11,490
44,140	Miami-Dade County, Aviation, EAGLE, Series 2007-0105, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 1.95%, 09/04/08	44,140
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc. Project, Rev., VRDO, LOC: Bank Of America N.A., 1.85%, 09/03/08	6,700
27,345	Orange County Health Facilities Authority, Series 2396, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	27,345
97,210	Orange County Health Facilities Authority, Series MT-237, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 1.83%, 09/05/08	97,210
5,600	Orange County Housing Finance Authority, Multi-Family Housing, Club Eustis, Series B, Rev., VRDO, LOC: Compass Bank, 2.02%, 09/05/08	5,600
8,045	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 2.02%, 09/03/08	8,045
9,801	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LOC: Nationsbank N.A., LIQ: FHLMC, 2.02%, 09/03/08	9,801
3,820	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 2.02%, 09/05/08	3,820
	Orlando & Orange County Expressway Authority,
22,780	Series C-1, Rev., VRDO, FSA, 1.95%, 09/02/08	22,780
16,900	Series C-2, Rev., VRDO, FSA, 1.95%, 09/02/08	16,900
8,425	Series C-4, Rev., VRDO, FSA, 2.03%, 09/02/08	8,425
10,000	Series D, Rev., VRDO, FSA, 2.10%, 09/02/08	10,000
5,800	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.02%, 09/03/08	5,800
24,500	Palm Beach County, Pine Crest Preparatory, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/04/08	24,500
27,450	Pinellas County Health Facility Authority, Baycare Health System, Series B-1, Rev., VRDO, FSA, 1.95%, 09/03/08	27,450
21,070	Polk County School Board, Master Lease Program, Series A, COP, VRDO, FSA, 2.18%, 09/03/08	21,070
54,275	Puttable Floating Option Tax-Exempt Receipts, Series PT-4508, Rev., VRDO, LIQ: Dexia Credit Local, 1.85%, 09/05/08	54,275
32,265	State of Florida, MERLOTS, Series C07, GO, VRDO, 2.03%, 02/15/09	32,265
13,000	Tohopekaliga Water Authority, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.85%, 09/03/08	13,000
38,965	Volusia County Health Facilities Authority, Series MT-317, Rev., VRDO, AMBAC, LOC: Landesbank Hessen-Thuringen, 1.83%, 09/05/08	38,965
28,455	Volusia County Health Facilities Authority, Series MT-151, Rev., VRDO, AMBAC, LIQ: Helaba, 1.83%, 09/03/08	28,455
3,600	West Orange Healthcare District, Series B, Rev., VRDO, LOC: Suntrust Bank, Central Florida, 1.86%, 09/02/08	3,600
		1,638,251
	Georgia — 1.9%
5,235	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VRDO, LOC: FHLMC, 2.15%, 09/03/08	5,235
720	City of Atlanta, Water & Waste, Series C, Rev., VRDO, FSA, 2.60%, 09/03/08	720
17,700	City of Atlanta, Westside Project, Tax Allocation, Series A, VRDO, LOC: Wachovia Bank N.A., 1.85%, 09/03/08	17,700
32,670	Cobb County Development Authority, Series ROCS-RR-II-R-10257CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.97%, 09/04/08	32,670
3,400	Cobb County Development Authority, Multi-Family Housing, Greenhouse Frey Apartments Project, Series 1996, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/05/08	3,400
14,300	Cobb County Development Authority, Whitefield Academy, Inc. Project, Series 2000, Rev., VRDO, LOC: RBC Centura Bank, 1.85%, 09/03/08	14,300

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Georgia — Continued
9,550	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank Of America N.A., 2.15%, 09/04/08	9,550
28,710	De Kalb County Housing Authority, Multi-Family Housing, Series ROCS-RR-II-R-13002CE, Rev., VRDO, LIQ: Citigroup Financial Products, 2.00%, 09/04/08	28,710
8,860	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 2.00%, 09/04/08	8,860
11,945	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 2.00%, 09/04/08	11,945
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.90%, 09/02/08	10,735
15,245	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08	15,245
21,500	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08	21,500
9,950	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.86%, 09/04/08	9,950
700	Fulton County Development Authority, Arthritis Foundation, Inc., Project, Rev., VRDO, LOC: Suntrust Bank, Atlanta, 1.85%, 09/03/08	700
9,325	Fulton County Development Authority, Georgia Tech Facilities Project, Series C, Rev., VRDO, 1.80%, 09/29/08	9,325
1,355	Fulton County Development Authority, Morehouse College Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.90%, 09/02/08	1,355
51,780	Fulton County Development Authority, Robert W. Woodruff Arts Center, Rev., VRDO, LIQ: Bank Of America N.A., 1.75%, 09/03/08	51,780
7,060	Fulton County Development Authority, St. George Village CCRC Project, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/04/08	7,060
5,330	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 2.15%, 09/04/08	5,330
5,800	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VRDO, 1.82%, 09/03/08	5,800
9,450	Gwinnett County Water & Sewer Authority, Series A, Rev., GTD, VRDO, GTD, 1.82%, 09/03/08	9,450
600	Marietta Housing Authority, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.76%, 09/03/08	600
16,000	Medical Center Hospital Authority, Series ROCS-RR-II-R-10330CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.90%, 09/04/08	16,000
18,605	Metropolitan Atlanta Rapid Transit Authority, Series SG-57, Rev., VRDO, AMBAC, LIQ: Societe Generale, 2.06%, 09/03/08	18,605
39,860	Milledgeville & Baldwin County Development Authority, Series 1887, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.85%, 09/04/08	39,860
	Private Colleges & Universities Authority, Emory University,
66,155	Series B, Rev., VRDO, 1.90%, 09/03/08	66,155
1,575	Series B, Rev., VRDO, 2.00%, 09/03/08	1,575
64,975	Series B-1, Rev., VRDO, 1.90%, 09/03/08	64,975
7,200	Series B-2, Rev., VRDO, 1.76%, 09/03/08	7,200
32,735	Puttable Floating Option Tax-Exempt Receipts, Series MT-507, Rev., VRDO, LIQ: Helaba, 1.90%, 09/03/08	32,735
9,810	Puttable Floating Option Tax-Exempt Receipts, Metropolitan, Series PT-4017, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 1.85%, 09/05/08	9,810
35,000	Richmond County Development Authority, MCG Health, Inc. Project, Series A, Rev., VRDO, LOC: UBS AG, 1.90%, 09/03/08	35,000
11,035	Rockdale County Development Authority, Series F3J, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.00%, 09/03/08	11,035
10,055	State of Georgia, Series D, GO, 6.00%, 10/01/08	10,087
		594,957
	Hawaii — 0.3%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,930	Series 2006-0096, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	13,930
9,400	Series 2006-0123, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	9,400

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hawaii — Continued
19,485	Hawaii State Department of Budget & Finance, Series 2135, Rev., VRDO, FGIC, LIQ: Wells Fargo & Company, 1.90%, 09/04/08	19,485
12,597	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VRDO, LOC: Union Bank Of Canada N.A., 1.97%, 09/02/08	12,597
14,225	University of Hawaii, Series PZ-193, Rev., VRDO, MBIA, LIQ: Wells Fargo Bank N.A., 1.87%, 09/05/08	14,225
19,800	University of Hawaii, EAGLE, Series 2007-0809, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 1.86%, 09/04/08	19,800
		89,437
	Idaho — 0.5%
10,250	Idaho Health Facilities Authority, St. Luke’s Regional Medical Center, Rev., VRDO, FSA, 2.80%, 09/03/08	10,250
	Idaho Housing & Finance Association, Single Family Mortgage,
11,490	Series A, Class I, Rev, VRDO, 2.10%, 09/03/08	11,490
13,460	Series B, Class 1, Rev., VRDO, 2.10%, 09/03/08	13,460
8,425	Series C, Rev., VRDO, 2.10%, 09/03/08	8,425
9,920	Series C, Class I, Rev., VRDO, 2.10%, 09/03/08	9,920
10,100	Series D, Class I, Rev., VRDO, 2.10%, 09/03/08	10,100
15,000	Series D-1, Class I, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 2.10%, 09/03/08	15,000
17,035	Series F, Class I, Rev., VRDO, 2.10%, 09/03/08	17,035
2,595	Series F-1, Class 1, Rev., VRDO, 2.10%, 09/03/08	2,595
	Idaho Housing & Finance Association, Single Family Mortgage,
10,040	Series D, Class I, Rev., VRDO, 2.10%, 09/03/08	10,040
22,000	Series F-1, Rev, VRDO, LIQ: Lloyds TSB Bank plc, 2.10%, 09/03/08	22,000
10,130	Idaho State Building Authority, Prison Facilities Project, Series A, Rev, VRDO, 1.93%, 09/03/08	10,130
10,760	Puttable Floating Option Tax-Exempt Receipts, Series MT-461, Rev., VRDO, 1.91%, 09/05/08	10,760
		151,205
	Illinois — 4.5%
	ABN AMRO Munitops Certificate Trust,
22,345	Series 2002-30, GO, VRDO, MBIA-IBC, 2.24%, 09/04/08	22,345
6,195	Series 2005-23, Rev., VRDO, FSA, 1.96%, 09/04/08	6,195
7,875	Series 2005-57, Rev., VRDO, AMT, GNMA COLL, 2.02%, 09/04/08	7,875
6,510	Series 2005-64, Rev., VRDO, AMT, AMBAC, 3.34%, 09/04/08	6,510
36,005	Series 2006-13, Rev., VRDO, AMT, GNMA COLL, 2.02%, 09/04/08	36,005
12,500	Series 2006-63, GO, VRDO, FSA, 1.96%, 09/04/08	12,500
19,375	Centerpoint Intermodal Center Program Trust, Tax Allocation, Series F3, Regulation D, VRDO, LIQ: Lehman Brothers Special Financing, 3.00%, 09/03/08	19,375
	Chicago Board of Education,
9,150	Series 2315, GO, VRDO, FGIC, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	9,150
61,660	Series B, GO, VRDO, FSA, 1.95%, 09/03/08	61,660
13,170	Series C-2, GO, VRDO, FSA, 1.90%, 09/03/08	13,170
46,055	Series D-2, GO, VRDO, Assured Guaranty, 2.55%, 09/02/08	46,055
	Chicago O’Hare International Airport,
6,245	Series 994X, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.39%, 09/04/08	6,245
9,895	Series MT-049, Rev., VRDO, BHAC-CR, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.90%, 09/05/08	9,895
16,650	Series MT-053, Rev., VRDO, BHAC, MBIA, 1.90%, 09/05/08	16,650
22,595	Series PT-3334, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 1.85%, 09/05/08	22,595
16,000	Series ROCS-RR-II-R-11517, Rev., VRDO, AGC-ICC, MBIA, LIQ: Citibank N.A., 1.87%, 09/04/08	16,000
26,765	Series ROCS-RR-II-R-12059, Rev., VRDO, FSA-CR, FGIC, LIQ: Citigroup Financial Products, 2.20%, 09/04/08	26,765
31,680	Series ROCS-RR-II-R-12116, Rev., VRDO, FSA-CR, FGIC, LIQ: Citigroup Financial Products, 2.20%, 09/04/08	31,680
2,500	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 1.95%, 09/03/08	2,500
5,000	Chicago O’Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 1.80%, 09/02/08	5,000
9,655	Chicago O’Hare International Airport, Macon Trust, Series A, Rev., VRDO, MBIA, 3.34%, 09/04/08	9,655

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — Continued
11,660	Chicago Park District, Series ROCS-RR-II-R-12129, GO, VRDO, FSA-CR, FGIC, LOC: Bayerische Landesbank, 1.98%, 09/04/08	11,660
3,800	Chicago Public Building Commission Building, Series ROCS-RR-II-R-3000, Rev., VRDO, AMBAC, LIQ: Citigroup Global Markets, 1.73%, 09/04/08	3,800
34,730	City of Chicago, Multi-Family Housing, Series ROCS-RR-II-R-13040CE, Rev., VRDO, LIQ: Citigroup Financial Products, 2.00%, 09/04/08	34,730
5,755	City of Chicago, Multi-Family Housing, Barbara Jean Wright Apartments, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 2.15%, 09/03/08	5,755
12,500	City of Chicago, Tender Notes, GO, VRDO, LOC: Harris N.A., 3.20%, 10/02/08	12,500
5,230	City of Chicago, Water Revenue, Series ROCS-RR-II-R-8065, Rev., VRDO, FSA-CR, AMBAC, LIQ: Citigroup Financial Products, 2.19%, 09/04/08	5,230
19,760	City of Chicago, Water Revenue, MERLOTS, Series C35, Rev., VRDO, BHAC-CR, AMBAC, 1.92%, 09/03/08	19,760
17,500	Cook County, Series S, GO, 3.00%, 08/03/09	17,724
	Deutsche Bank Spears/Lifers Trust Various States,
23,025	Series DB-300, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 1.85%, 09/05/08	23,025
14,675	Series DB-322, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 1.85%, 09/05/08	14,675
12,160	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 1.85%, 09/05/08	12,160
5,235	Series DB-400, GO, VRDO, FSA, LIQ: Deutsche Bank A.G., 1.84%, 09/05/08	5,235
	DFA Municipal Trust,
17,745	Series 2008-26, Rev., VRDO, CIFG, CIFG, LOC: Depfa Bank plc, 2.14%, 09/03/08	17,745
34,665	Series 2008-43, GO, VRDO, MBIA, LOC: Depfa Bank plc, 2.14%, 09/03/08	34,665
	Eclipse Funding Trust, Solar Eclipse, Chicago,
9,280	Series 2006-0003, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 1.84%, 09/05/08	9,280
10,365	Series 2006-0131, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 1.86%, 09/04/08	10,365
	Eclipse Funding Trust, Solar Eclipse, Illinois,
27,495	Series 2006-0098, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08	27,495
41,595	Series 2006-0104, GO, VRDO, AMBAC-TCRS-Bank of New York, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 2.35%, 09/05/08 (e)	41,595
51,945	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08	51,945
4,300	Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank, 1.90%, 09/03/08	4,300
4,485	Illinois Development Finance Authority, IDR, CHS Acquisition Corp. Project, Rev., VRDO, LOC: Fifth Third Bank, 2.14%, 09/03/08	4,485
3,286	Illinois Development Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/02/08	3,286
3,290	Illinois Development Finance Authority, Toughy Ltd. Partnership Project, Rev., VRDO, LOC: Lasalle National Bank, 2.10%, 09/02/08	3,290
23,740	Illinois Development Finance Authority, Vincent De Paul Project, Series A, Rev., VRDO, 1.76%, 09/03/08	23,740
4,100	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 1.90%, 09/03/08	4,100
17,055	Illinois Finance Authority, Advocate Health Care, Series A-3, Rev., VRDO, 1.90%, 04/01/09	17,055
26,585	Illinois Finance Authority, Alexian Brothers Health System, Series C, Rev., VRDO, FSA, 1.95%, 09/03/08	26,585
11,380	Illinois Finance Authority, Clare Oaks, Series C, Rev., VRDO, FSB, LOC: Sovereign Bank, 1.85%, 09/03/08	11,380
15,000	Illinois Finance Authority, Loyola University Health System, Series B, Rev., VRDO, LOC: Harris N.A., 1.81%, 09/03/08	15,000
24,625	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-1, Rev., VRDO, 1.79%, 09/03/08	24,625
23,225	Illinois Finance Authority, Northwestern University, Series Sub Series A, Rev, VRDO, 1.80%, 09/03/08	23,225
10,000	Illinois Finance Authority, Residential Rental, Rev., VRDO, FNMA, LIQ: FNMA, 1.98%, 09/02/08	10,000
8,359	Illinois Finance Authority, University of Chicago, Series B, Rev, VRDO, 1.75%, 09/03/08	8,359

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — Continued
15,000	Illinois Health Facilities Authority, Revolving Pooled Funds, Series B, Rev., VRDO, LOC: Bank Of America N.A., 2.35%, 09/02/08	15,000
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 1.95%, 09/03/08	10,175
10,200	Series A-3, Rev., VRDO, AMT, 2.10%, 09/03/08	10,200
7,500	Series C-3, Rev., VRDO, AMT, 2.00%, 09/02/08	7,500
10,430	Sub Series H-2, Rev., AMT, 3.48%, 09/15/08 (w)	10,430
7,360	Illinois Housing Development Authority, Southern Hills/Orlando, Series B, Rev., VRDO, FSA, 2.05%, 09/03/08	7,360
19,230	Illinois Sports Facilities Authority, Series PZ-136, Rev., VRDO, AMBAC, 2.67%, 09/10/08	19,230
	Illinois State Toll Highway Authority, Senior Priority,
26,000	Series A-1, Rev., VRDO, 1.90%, 09/03/08	26,000
30,000	Series A-1, Rev., VRDO, FSA, 2.18%, 09/03/08	30,000
52,500	Series A-2, Rev., VRDO, 1.80%, 09/03/08	52,500
30,000	Series A-2, Rev., VRDO, FSA, 2.20%, 09/03/08	30,000
7,860	Joliet Regional Port District, Exxon Project, Rev., VRDO, 2.20%, 09/03/08	7,860
2,105	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Series A, Rev., VRDO, LOC: Harris Trust & Savings Bank, 2.16%, 09/03/08	2,105
	Metropolitan Pier & Exposition Authority,
11,200	Series ROCS-RR-II-R-10300, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 2.04%, 09/04/08	11,200
10,375	Series ROCS-RR-II-R-12031, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 2.05%, 09/04/08	10,375
	Puttable Floating Option Tax-Exempt Receipts,
15,585	Series MT-444, GO, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 1.82%, 09/05/08	15,585
12,360	Series PT-4123, GO, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 2.04%, 09/05/08	12,360
21,500	Puttable Floating Option Tax-Exempt Receipts, Chicago, Series PT-4007, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 1.85%, 09/05/08	21,500
18,010	Regional Transportation Authority, Series B, Rev., VRDO, 1.88%, 09/03/08	18,010
	State of Illinois,
112,650	Series B, GO, VRDO, 1.93%, 09/03/08	112,650
15,200	Series PT-2131, GO, VRDO, 1.84%, 09/05/08	15,200
16,850	State of Illinois, MERLOTS, Series B-04, GO, VRDO, FSA, 2.07%, 09/03/08	16,850
19,000	University of Illinois, Health Services Facilities Authority, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.88%, 09/03/08	19,000
10,900	Village of Schaumburg, Multi-Family Housing, Treehouse II Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.90%, 09/03/08	10,900
		1,418,589
	Indiana — 2.0%
	ABN AMRO Munitops Certificate Trust,
9,995	Series 2004-50, Rev., VRDO, MBIA, 2.24%, 09/04/08	9,995
10,000	Series 2006-34, Rev., VRDO, AMT, AMBAC, 3.34%, 09/04/08	10,000
13,055	Series 2006-46, Rev., VRDO, AMBAC, 3.34%, 09/04/08 (e)	13,055
27,000	City of Mount Vernon, General Electric Co. Project, Rev., VRDO, 2.15%, 09/02/08	27,000
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank Of America N.A., 2.17%, 09/04/08	5,000
23,720	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 1.85%, 09/05/08	23,720
52,000	DFA Municipal Trust, Series 2008-46, Rev., VRDO, MBIA, LOC: Depfa Bank plc, 2.14%, 09/03/08	52,000
9,580	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	9,580
3,770	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08	3,770
25,940	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 2.00%, 09/04/08	25,940
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,420	Series 2006-0092, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08	17,420
14,560	Series 2006-0100, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	14,560

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Indiana — Continued
21,545	Series 2006-0138, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.85%, 09/05/08	21,545
10,000	Indiana Bond Bank, Advance Funding Program Notes, Series A, Rev., 3.00%, 01/30/09	10,036
96,415	Indiana Health & Educational Facilities Financing Authority, Series 2913, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.84%, 09/04/08	96,415
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
40,000	Series A-1, Rev., VRDO, 1.76%, 09/03/08	40,000
90,025	Series A-2, Rev., VRDO, 1.60%, 09/03/08	90,025
2,385	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/03/08	2,385
26,900	Indiana Housing & Community Development Authority, Series C-3, Rev., VRDO, GNMA/FNMA, 1.95%, 09/04/08	26,900
15,130	Indiana Municipal Power Agency Supply System, Series ROCS-RR-II-R-11232, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 1.87%, 09/04/08	15,130
6,900	Indiana State Finance Authority Revenue, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank Of Scotland, 1.75%, 09/02/08	6,900
19,200	Indiana State Office Building Commission, Miami Correctional Facility, Series II-A, Rev., VRDO, 1.85%, 09/03/08	19,200
	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts,
2,900	Series SGA-113, Rev., VRDO, LIQ: Societe Generale, 2.35%, 09/02/08	2,900
18,600	Series SGA-151, Class A, Rev., VRDO, LIQ: Societe Generale, 1.85%, 09/03/08	18,600
48,650	Purdue University, Student Facility Systems, Series C, Rev., VRDO, 1.40%, 09/03/08	48,650
19,005	Vinton-Tecumseh School Building Corp., Series 2244, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 2.09%, 09/04/08	19,005
		629,731
	Iowa — 0.4%
18,610	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08	18,610
14,550	Iowa Finance Authority, Series N, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.92%, 09/03/08	14,550
	Iowa Finance Authority, Health Systems,
13,700	Series A-1, Rev., VRDO, Assured Guaranty, LIQ: Landesbank Baden-Wurttemburg, 1.85%, 09/03/08	13,700
14,000	Series A-2, Rev., VRDO, Assured Guaranty, LIQ: Landesbank Baden-Wurttemburg, 2.25%, 09/03/08	14,000
10,000	Series A-3, Rev., VRDO, Assured Guaranty, LIQ: Wells Fargo Bank N.A., 2.02%, 09/03/08	10,000
2,800	Iowa Finance Authority, Multi-Family Housing, Series A, Rev., VRDO, AMT, 1.95%, 09/03/08	2,800
	Iowa Finance Authority, Single Family Mortgage,
11,995	Series D, Rev., VRDO, AMT, GNMA/FNMA, 1.93%, 09/03/08	11,995
5,900	Series F, Rev., VRDO, GNMA/FNMA, FHA/VA, 1.92%, 09/03/08	5,900
12,000	Series F, Rev., VRDO, AMT, GNMA/FNMA, LIQ: State Street Bank, 1.92%, 09/03/08	12,000
20,500	Series H, Rev., VRDO, AMT, GNMA/FNMA, 1.92%, 09/03/08	20,500
7,450	Series I, Rev., VRDO, GNMA/FNMA COLL, 1.92%, 09/03/08	7,450
		131,505
	Kansas — 0.5%
25,235	ABN AMRO Munitops Certificate Trust, Series 2004-42, Rev., VRDO, FSA, 1.96%, 09/04/08	25,235
	Kansas State Department of Transportation, Highway,
9,190	Series B-1, Rev., VRDO, 2.27%, 09/02/08	9,190
10,335	Series B-2, Rev., VRDO, 2.27%, 09/02/08	10,335
50,000	Series C-2, Rev., VRDO, 1.65%, 09/02/08	50,000
31,415	Series C-2, Rev., VRDO, 1.79%, 09/02/08	31,415
8,950	Series C-4, Rev., VRDO, 1.50%, 09/02/08	8,950
2,000	Series ROCS-RR-II-R-10084, Rev., VRDO, LIQ: Citibank N.A., 1.73%, 09/04/08	2,000
9,780	Overland Park, Series SG-155, GO, VRDO, 1.85%, 09/04/08	9,780
		146,905
	Kentucky — 2.8%
12,605	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 1.87%, 09/03/08	12,605
7,230	Clipper Tax-Exempt Certificate Trust, Series 2005-35, Rev., VRDO, AMT, 1.96%, 09/04/08	7,230

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Kentucky — Continued
16,600	County of Carroll, North American Stainless Project, Rev., VRDO, LOC: Lasalle Bank N.A., 2.15%, 09/02/08	16,600
13,880	Kentucky Asset Liability Commission, Series ROCS-RR-RR-R-10309CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.88%, 09/04/08	13,880
	Kentucky Housing Corp.,
10,300	Series F, Rev., VRDO, AMT, 1.95%, 09/03/08	10,300
16,600	Series H, Rev., VRDO, AMT, 1.95%, 09/03/08	16,600
21,000	Series M, Rev., VRDO, AMT, 1.95%, 09/03/08	21,000
	Kentucky Public Energy Authority,
499,952	Series A, Rev., VRDO, 2.45%, 09/03/08	499,952
166,935	Series A-1, Rev., VRDO, 2.00%, 09/04/08	166,935
62,000	Series A-2, Rev., VRDO, 2.00%, 09/04/08	62,000
28,335	Louisville & Jefferson County, Metropolitan Sewer District, EAGLE, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 1.97%, 09/04/08	28,335
	Puttable Floating Option Tax-Exempt Receipts,
1,365	Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 2.00%, 09/05/08	1,365
24,745	Series PT-4157, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 1.85%, 09/05/08	24,745
		881,547
	Louisiana — 0.8%
34,490	ABN AMRO Munitops Certificate Trust, Series 2002-17, Rev., VRDO, AMBAC, 2.24%, 09/04/08	34,490
13,257	Bank of New York Municipal Certificates Trust, Series BNY-2, Rev., VRDO, 1.90%, 09/04/08	13,256
13,600	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/03/08	13,600
130,000	Lake Charles Harbor & Terminal District, Lake Charles Cogeneration Project, Rev., VAR, 2.25%, 09/29/08	130,000
	Louisiana Public Facilities Authority, Tiger Athletic Foundation Project,
300	Rev., VRDO, LOC: Regions Bank, 1.75%, 09/02/08	300
23,610	Rev., VRDO, LOC: Regions Bank, 1.81%, 09/03/08	23,610
	Plaquemines Port Harbor & Terminal District, International Marine Terminal Project,
10,000	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 2.20%, 03/15/09	10,000
15,000	Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 2.20%, 03/15/09	15,000
		240,256
	Maine — 0.5%
8,600	Finance Authority of Maine, Jackson Lab Issue, Series 2002, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/02/08	8,600
	Maine State Housing Authority, Mortgage,
9,000	Series B-3, Rev., VRDO, AMT, 1.98%, 09/04/08	9,000
12,100	Series C-3, Rev., VRDO, AMT, 1.98%, 09/04/08	12,100
15,500	Series D-3, Rev, VRDO, AMT, 1.98%, 09/04/08	15,500
25,000	Series E-1, Rev., VRDO, 1.88%, 09/04/08	25,000
17,240	Series G, Rev., VRDO, AMT, 1.98%, 09/04/08	17,240
55,445	State of Maine, GO, 2.50%, 06/17/09	55,822
		143,262
	Maryland — 1.5%
23,825	Baltimore IDA, Baltimore Capital Acquisition, Rev., VRDO, LOC: Bayerische Landesbank, 1.90%, 09/03/08	23,825
20,885	City of Baltimore, Convention Center, Series 2774, Rev., VRDO, BHAC-CR XLCA, LIQ: Morgan Stanley Municipal Funding, 1.87%, 09/04/08	20,885
27,160	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.08%, 09/04/08	27,160
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	6,400
	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential,
20,000	Series C, Rev., VRDO, AMT, 1.83%, 09/03/08	20,000
16,900	Series C, Rev., VRDO, AMT, 1.95%, 09/03/08	16,900
18,000	Series I, Rev., VRDO, AMT, 1.84%, 09/03/08	18,000
57,600	Series J, Rev., VRDO, AMT, 1.95%, 09/03/08	57,600
3,135	Maryland State Community Development Administration, Department of Housing and Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Series, Rev., VRDO, FNMA, LIQ: FNMA, 1.90%, 09/03/08	3,135

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Maryland — Continued
16,000	Maryland State Health & Educational Facilities Authority, Upper Chesapeake Hospital, Series A, Rev., VRDO, LOC: Bank Of America N.A., 2.45%, 09/03/08	16,000
25,970	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank Of America N.A., 1.85%, 09/03/08	25,970
22,510	Maryland State Stadium Authority, Sports Facility Lease, Rev., VRDO, 2.03%, 09/03/08	22,510
22,690	Maryland State Transportation Authority, Passenger Facility Charge, Baltimore/Washington Airport, Series A, Rev., VRDO, LOC: State Street B&T Co., 1.90%, 09/03/08	22,690
15,190	Montgomery County Housing Opportunities Commission Housing Revenue, Series C, Rev., VRDO, LIQ: Depfa Bank plc, 1.65%, 09/03/08	15,190
12,165	Montgomery County Housing Opportunities Commission Housing Revenue, Multiple Purpose, Series C, Rev., VRDO, 1.65%, 09/03/08	12,165
25,650	Montgomery County Housing Opportunities Commission Housing Revenue, Oakland Apartments, Issue I, Series I, Rev., VRDO, FNMA, LIQ: FNMA, 1.80%, 09/03/08	25,650
36,200	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Series I, Rev., VRDO, FNMA, LIQ: FNMA, 1.80%, 09/05/08	36,200
9,995	Northeast Waste Disposal Authority, Series PT-842, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 1.90%, 09/05/08	9,995
14,000	Puttable Floating Option Tax-Exempt Receipts, Series 578, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 2.00%, 09/05/08	14,000
10,000	State of Maryland, Capital Improvements, State & Local Facilities, Series A, GO, 5.25%, 03/01/09	10,144
5,510	Term Tender Custodial Receipts, Series K, Rev., 2.70%, 11/19/08	5,512
	Washington Suburban Sanitation District,
5,700	Series A, BAN, GO, VRDO, 1.40%, 09/03/08	5,700
8,100	Series A, BAN, GO, VRDO, 1.85%, 09/02/08	8,100
8,100	Series A, BAN, GO, VRDO, 1.90%, 09/03/08	8,100
25,300	Series A-7, BAN, GO, VRDO, 1.90%, 09/03/08	25,300
5,100	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 1.85%, 09/03/08	5,100
		462,231
	Massachusetts — 4.3%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 2.05%, 09/03/08	6,030
16,480	City of Boston, Mass. Water & Sewer Commission, Series SG-75, Rev., VRDO, 2.05%, 09/02/08	16,480
49,190	Clipper Tax-Exempt Certificate Trust, Series 2007-48, Rev., VRDO, LIQ: State Street B&T Co., 1.89%, 09/04/08	49,190
17,200	Commonwealth of Massachusetts, Central Artery, Series A, GO, VRDO, 2.55%, 09/02/08	17,200
	Commonwealth of Massachusetts,
45,975	Series 2001 C, GO, VRDO, 1.90%, 09/03/08	45,975
44,608	Series 716D, GO, VRDO, MBIA-IBC, LIQ: Morgan Stanley Municipal Funding, 2.03%, 09/04/08	44,608
26,945	Series A, GO, VRDO, 1.80%, 09/03/08	26,945
5,600	Series B, GO, VRDO, 1.75%, 09/03/08	5,600
1,000	Series B, GO, VRDO, 2.55%, 09/02/08	1,000
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,795	Series 2007-0010, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.85%, 09/04/08	13,795
31,080	Series 2007-0032, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.85%, 09/04/08	31,080
140,000	Macon Trust, Various States, Series 2007-344, Rev., VRDO, LOC: Bank Of America N.A., LIQ: Bank Of America N.A., 1.95%, 09/04/08	140,000
4,970	Massachusetts Bay Transportation Authority, Series ROCS-RR-II-R-10160, Rev., VRDO, LIQ: Citigroup Financial Products, 1.72%, 09/04/08	4,970
5,750	Massachusetts Bay Transportation Authority, Special Assessment, Series SGA-123, Rev., VRDO, LIQ: Societe Generale, 1.85%, 09/03/08 (e)	5,750
18,835	Massachusetts Development Finance Agency, Series ROCS-RR-II-R-12115, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 1.86%, 09/04/08	18,835

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Massachusetts — Continued
	Massachusetts Development Finance Agency, Boston University,
22,000	Series U5A, Rev., VRDO, LOC: RBS Citizens N.A., 2.55%, 09/02/08	22,000
35,600	Series U5B, Rev., VRDO, LOC: RBS Citizens N.A., 2.30%, 09/03/08	35,600
11,450	Series U6A, Rev., VRDO, LOC: Bank Of America N.A., 2.55%, 09/02/08	11,450
53,675	Series U6B, Rev., VRDO, LOC: Allied Irish Bank plc, 2.30%, 09/03/08	53,675
28,800	Series U6C, Rev., VRDO, LOC: Allied Irish Bank plc, 2.55%, 09/02/08	28,800
2,000	Series U6D, Rev., VRDO, LOC: Allied Irish Bank plc, 2.55%, 09/02/08	2,000
9,840	Massachusetts Development Finance Agency, Brimmer & May School, Rev., VRDO, FSB, LOC: Sovereign Bank, 1.84%, 09/03/08	9,840
3,400	Massachusetts Development Finance Agency, Dana Hall School, Rev., VRDO, FSB, LOC: Sovereign Bank, 1.86%, 09/03/08	3,400
69,165	Massachusetts Development Finance Agency, Harvard University, Series B-2, Rev., VRDO, 1.50%, 09/03/08	69,165
	Massachusetts Development Finance Agency, Higher Education, Smith College,
28,403	Rev., VRDO, 1.65%, 09/03/08	28,403
27,000	Massachusetts Development Finance Agency, Holy Cross College, Series A, Rev., VRDO, LOC: Bank Of America N.A., 2.40%, 09/03/08	27,000
5,700	Massachusetts Development Finance Agency, ISO New England, Inc., Rev., VRDO, LOC: Keybank N.A., 1.89%, 09/03/08	5,700
13,860	Massachusetts Development Finance Agency, Macon Trust, Series P, Rev., VRDO, AMBAC, 2.24%, 09/04/08	13,860
4,500	Massachusetts Development Finance Agency, Simmons College, Series G, Rev., VRDO, LOC: TD Banknorth N.A., 1.83%, 09/02/08	4,500
4,050	Massachusetts Development Finance Agency, The Bridge Issue, Rev., VRDO, LOC: Bank Of America N.A., 1.87%, 09/03/08	4,050
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
7,400	Series E, Rev., VRDO, LOC: Fleet National Bank, 2.40%, 09/02/08	7,400
19,900	Series M-4A, Rev., VRDO, LOC: Fleet National Bank, 1.75%, 09/02/08	19,900
32,500	Massachusetts Health & Educational Facilities Authority, Fairview Extended, Series B, Rev., VRDO, LOC: Bank Of America N.A., 1.85%, 09/04/08	32,500
25,405	Massachusetts Health & Educational Facilities Authority, Mount Ida College, Series A, Rev., VRDO, LOC: Bank Of America N.A., 1.85%, 09/03/08	25,405
29,050	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 2.40%, 09/03/08	29,050
18,200	Massachusetts Health & Educational Facilities Authority, Northeastern University, Series Q, Rev., VRDO, LOC: Bank Of America N.A., 2.40%, 09/03/08	18,200
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System,
5,445	Series D-4, Rev., VRDO, 1.74%, 09/03/08	5,445
53,865	Series F3, Rev., VRDO, 1.74%, 09/03/08	53,865
29,850	Massachusetts Health & Educational Facilities Authority, Stonehill College, Series K, Rev., VRDO, LOC: Bank Of America N.A., 2.40%, 09/03/08	29,850
2,200	Massachusetts Health & Educational Facilities Authority, University of Massachusetts, Series A, Rev., VRDO, LOC: Dexia Credit Local, 1.73%, 09/02/08	2,200
	Massachusetts Housing Finance Agency,
41,650	Series F, Rev., VRDO, FSA, 2.50%, 09/03/08	41,650
37,165	Series PA-1333, Rev., VRDO, FSA, 2.54%, 09/05/08	37,165
4,435	Massachusetts Housing Finance Agency, Single Family, Series 2002, Rev., VRDO, FSA, 2.08%, 09/02/08	4,435
	Massachusetts Water Resources Authority,
56,863	Series 742D, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.93%, 09/04/08	56,862
18,400	Series F, Rev., VRDO, 1.75%, 09/03/08	18,400
188,005	Series Sub Series A, Rev., VRDO, 1.82%, 09/03/08	188,005
19,800	Massachusetts Water Resources Authority, EAGLE, Series 2008-0044, Class A, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 2.07%, 09/04/08	19,800
7,600	Massachusetts Water Resources Authority, Multimodal, Series Sub Series B, Rev., VRDO, LOC: Helaba, 1.90%, 09/02/08	7,600

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Massachusetts — Continued
14,610	Wells Fargo Stage Trust, Series 22C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Company, 1.90%, 09/04/08	14,610
		1,359,243
	Michigan — 3.5%
	ABN AMRO Munitops Certificate Trust,
15,495	Series 2003-35, Rev., VRDO, MBIA, 3.34%, 09/04/08	15,495
15,050	Series 2005-12, Rev., VRDO, AMT, GNMA COLL, 2.02%, 09/04/08	15,050
1,495	Series 2006-45, Rev., VRDO, AMT, GNMA COLL, 2.02%, 09/04/08	1,495
	City of Detroit School District,
8,495	GO, VRDO, FSA, Q-SBLF, 1.96%, 09/04/08	8,495
12,990	Series PT-3556, GO, VRDO, FGIC, Q-SBLF, LIQ: Dexia Credit Local, 1.84%, 09/05/08	12,990
	City of Detroit, Sewer Disposal,
12,190	Series 1182, Rev., VRDO, FSA-CR, FGIC, LIQ: Rabobank Nederland, 2.03%, 09/04/08	12,190
9,995	Series MT-370, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.83%, 09/05/08	9,995
3,345	City of Detroit, Sewer Disposal, Senior Lien, Series C-1, Rev., VRDO, FSA, 3.00%, 09/03/08	3,345
2,975	City of Detroit, Water Supply System, Series PT-3579, Rev., VRDO, AGC-ICC, MBIA, FSA, LIQ: Merrill Lynch & Co., 2.47%, 09/10/08	2,975
13,300	City of Detroit, Water Supply System, Second Lien, Series B, Rev., VRDO, FSA, 2.65%, 09/03/08	13,300
2,885	Dearborn School District, Series PT-2641, GO, VRDO, FSA, Q-SBLF, LIQ: Merrill Lynch Capital Services, 1.84%, 09/05/08	2,885
14,000	Eclipse Funding Trust, Solar Eclipse, Michigan, Series 2006-0021, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.85%, 09/05/08	14,000
20,535	Holt Public Schools, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 1.75%, 09/02/08	20,535
23,400	Kent Hospital Finance Authority, Series B-2, Rev., VRDO, 1.81%, 09/03/08	23,400
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 1.75%, 09/02/08	12,500
337,300	Michigan Municipal Bond Authority, Series A-2, LIQ: Dexia Credit Local, 3.00%, 08/20/09	341,469
2,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 2.09%, 09/04/08	2,000
	Michigan State Hospital Finance Authority, Ascension Health Credit,
29,800	Series B, Rev., VRDO, 1.76%, 09/03/08	29,800
390	Series B-1, Rev., VRDO, 1.60%, 09/03/08	390
33,330	Series B3, Rev., VRDO, 1.60%, 09/03/08	33,330
40,000	Michigan State Hospital Finance Authority, Henry Ford Health, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.80%, 09/03/08	40,000
	Michigan State Hospital Finance Authority, Trinity Health Credit,
870	Series E, Rev., VRDO, 2.35%, 09/02/08	870
695	Series F, Rev., VRDO, 2.60%, 09/02/08	695
3,000	Michigan State Housing Development Authority, Series B, Rev., VRDO, AMT, 2.13%, 09/02/08	3,000
6,265	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.80%, 09/05/08	6,265
1,700	Michigan State Housing Development Authority, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.98%, 09/04/08	1,700
	Michigan State Housing Development Authority, Rental Housing,
1,600	Series A, Rev., VRDO, AMT, FSA, 2.94%, 09/03/08	1,600
6,225	Series C, Rev., VRDO, AMT, FSA, 2.94%, 09/03/08	6,225
2,775	Michigan State Trunk Line, MERLOTS, Series B-02, Rev., VRDO, FSA, 2.07%, 09/03/08	2,775
	Michigan State University,
2,400	Rev., VRDO, 1.75%, 09/03/08	2,400
22,290	Series 2000-A, Rev., VRDO, 1.93%, 09/05/08	22,290
18,510	Series A, Rev., VRDO, 1.75%, 09/03/08	18,510
2,970	Series A, Rev., VRDO, 1.93%, 09/03/08	2,970
30,010	Series A, Rev., VRDO, 2.30%, 09/03/08	30,010
8,510	Series B, Rev., VRDO, 1.75%, 09/03/08	8,510
15,000	Michigan Strategic Fund, Detroit Edison, Series ET, Rev., VRDO, LOC: Bank Of Nova Scotia, 1.85%, 09/03/08	15,000
1,025	Michigan Strategic Fund, Henry Ford Museum Village Project, Rev., VRDO, LOC: Comerica Bank, 2.40%, 09/03/08	1,025

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Michigan — Continued
985	Michigan Strategic Fund, Rest Haven Christian Services, Rev., VRDO, FSB, LOC: Sovereign Bank, 1.85%, 09/03/08	985
3,530	Michigan Strategic Fund, Ritz-Craft Corp., Michigan Project, Rev., VRDO, LOC: Old Kent Bank, 2.14%, 09/02/08	3,530
8,160	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 1.75%, 09/02/08	8,160
6,500	Munitops II, Series 2007-58, Rev., VRDO, GNMA COLL, 2.02%, 09/04/08	6,500
12,160	Puttable Floating Option Tax-Exempt Receipts, Series 4520, GO, VRDO, FSA, 2.01%, 09/05/08	12,160
	RBC Municipal Products, Inc., Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LOC: Royal Bank Of Canada, LIQ: Royal Bank Of Canada, 2.09%, 09/03/08	48,745
26,295	Series L-29, Rev., VRDO, LOC: Royal Bank Of Canada, LIQ: Royal Bank Of Canada, 2.09%, 09/03/08	26,295
38,240	Saline Area Schools, GO, VRDO, Q-SBLF, LIQ: Helaba, 1.75%, 09/02/08	38,240
	State of Michigan,
42,000	Series A, GO, LIQ: Dexia Credit Local, 4.00%, 09/30/08	42,035
2,655	Series PT-2754, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 1.85%, 09/05/08	2,655
4,680	Series PT-3760, GO, VRDO, LIQ: Dexia Credit Local, 1.85%, 09/05/08	4,680
	University of Michigan,
10,585	Rev., VRDO, 1.75%, 09/03/08	10,585
76,660	Series A, Rev., VRDO, 2.12%, 09/03/08	76,660
	University of Michigan, Hospital,
18,310	Series A, Rev., VRDO, 2.55%, 09/02/08	18,310
3,820	Series A-2, Rev., VRDO, 2.55%, 09/02/08	3,820
2,145	Series B, Rev., VRDO, 1.75%, 09/02/08	2,145
	University of Michigan, Medical Services Plan,
38,150	Series A, Rev., VRDO, 1.75%, 09/03/08	38,150
3,990	Series A-1, Rev., VRDO, 2.55%, 09/02/08	3,990
13,700	Wayne Charter County, Floating Rate Receipts, Series SG-122, Rev., VRDO, LIQ: Societe Generale, 1.85%, 09/05/08	13,700
2,500	Wayne County Airport Authority, Series MT-115, Rev., VRDO, MBIA, LIQ: Svenska Handelsbanken, 1.90%, 09/05/08	2,500
1,600	Whitmore Lake Public School District, Series ROCS-RR-II-R-4515, GO, VRDO, Q-SBLF, LIQ: Citigroup Financial Products, 1.73%, 09/04/08	1,600
		1,104,929
	Minnesota — 1.0%
27,225	City of Robbinsdale, North Memorial, Series A-4, Rev., VRDO, LOC: Wells Fargo Bank N.A., 2.43%, 09/03/08	27,225
3,615	City of St. Louis Park, Catholic Finance Corp., St. Benilde, Rev., VRDO, LOC: Allied Irish Bank plc, 1.85%, 09/03/08	3,615
74,750	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 1.82%, 09/03/08	74,750
25,000	Minneapolis & St. Paul Housing & Redevelopment Authority, Series B-1, Rev., VRDO, LOC: Bank Of New York, 1.75%, 09/03/08	25,000
11,775	Minnesota Agricultural & Economic Development Board, Series C-3, Rev., VRDO, Assured Guaranty, 2.70%, 09/02/08	11,775
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VRDO, AMT, 1.86%, 09/03/08	5,000
20,415	Series C, Rev., VRDO, AMT, 1.86%, 09/03/08	20,415
5,125	Series J, Rev., VRDO, AMT, 1.86%, 09/03/08	5,125
11,800	Series O, Rev., VRDO, AMT, 3.35%, 12/18/08	11,800
18,975	Series S, Rev., VRDO, AMT, 1.86%, 09/03/08	18,975
4,995	Minnesota Public Facilities Authority, PCR, Water, Series ROC-II-R-31, Rev., VRDO, LIQ: Citibank N.A., 1.73%, 09/04/08	4,995
	Puttable Floating Option Tax-Exempt Receipts,
11,030	Series PT-514, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 1.92%, 09/05/08	11,030
29,685	Series PT-4208, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 1.85%, 09/05/08	29,685
5,000	RBC Municipal Products, Inc., Trust, Floater Certificates, Series E-9, Rev., VRDO, LIQ: Royal Bank Of Canada, 1.90%, 09/04/08	5,000
	Rochester, Minnesota Health Care Facilities, Mayo Foundation,
9,100	Series A, Rev., VRDO, 1.90%, 09/03/08	9,100
35,000	Series C, Rev., VRDO, 1.90%, 09/03/08	35,000
		298,490

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Mississippi — 1.3%
	Clipper Tax-Exempt Certificate Trust,
2,815	Series 2005-16, Rev., VRDO, AMT, LIQ: State Street B&T Co., 1.96%, 09/04/08	2,815
15,960	Series 2007-32, Rev., VRDO, LIQ: State Street B&T Co., 1.99%, 09/04/08	15,960
	Jackson County, PCR, Chevron USA, Inc. Project,
53,420	Rev., VRDO, 2.45%, 09/02/08	53,420
8,575	Rev., VRDO, 2.55%, 09/02/08	8,575
	Mississippi Business Finance Commission, Chevron USA, Inc. Project,
141,800	Series A, Rev., VRDO, 2.45%, 09/02/08	141,800
13,000	Series B, Rev., VRDO, 2.45%, 09/02/08	13,000
13,850	Series C, Rev., VRDO, 2.55%, 09/02/08	13,850
11,850	Mississippi Business Finance Corp., Renaissance LLC Project, Rev., VRDO, LOC: Regions Bank, 1.87%, 09/03/08	11,850
81,790	Mississippi Development Bank Special Obligation, Municipal Gas Authority, Gas Project, Rev., VRDO, 2.00%, 09/02/08	81,790
15,885	Mississippi Home Corp., Single Family Mortgage, Series ROCS-RR-II-R-11324, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Citibank N.A., 1.92%, 09/04/08	15,885
	Puttable Floating Option Tax-Exempt Receipts,
44,650	Series MT-514, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 2.25%, 09/05/08	44,650
18,805	Series MT-607, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 1.83%, 09/05/08	18,805
		422,400
	Missouri — 0.7%
9,105	Curators University of Missouri, System Facilities Revenue, Series B, Rev., VRDO, 2.45%, 09/02/08	9,105
	DFA Municipal Trust,
5,200	Series 2008-34, Rev., VRDO, MBIA, LOC: Depfa Bank plc, 2.24%, 09/03/08	5,200
8,100	Series 2008-36, Rev., VRDO, MBIA, LOC: Depfa Bank plc, 2.24%, 09/03/08	8,100
97,100	Series 2008-39, Rev., VRDO, MBIA, LOC: Depfa Bank plc, 2.24%, 09/03/08	97,100
14,900	Series 2008-42, Rev., VRDO, MBIA, LOC: Depfa Bank plc, 2.24%, 09/03/08	14,900
11,975	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.85%, 09/05/08	11,975
2,300	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank Of America N.A., 2.17%, 09/03/08	2,300
8,300	Missouri Development Finance Board, Kauffman Center for the Performing Arts, Series A, Rev., VRDO, 2.45%, 09/03/08	8,300
3,000	Missouri Higher Education Loan Authority, Student Loan, Series B, Rev., VRDO, LOC: Bank Of America N.A., 1.95%, 09/03/08	3,000
25	Missouri Housing Development Commission, Series PT-1286, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 1.92%, 09/06/08	25
20,650	Missouri Joint Municipal Electric Utility Commission, Series ROCS-RR-II-R-11265, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citibank N.A., 1.87%, 09/04/08	20,650
2,510	Missouri State Health & Educational Facilities Authority, Series ROCS-RR-II-R-10293, Rev., VRDO, LIQ: Citigroup Financial Products, 1.79%, 09/04/08	2,510
10,000	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/03/08	10,000
20,935	Missouri State Health & Educational Facilities Authority, SSM Health Care Services, Series C-4, Rev., VRDO, FSA, 2.20%, 09/02/08	20,935
21,755	Puttable Floating Option Tax-Exempt Receipts, Series PT-4613, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 1.85%, 09/05/08	21,755
		235,855
	Montana — 0.4%
22,375	Lehman Municipal Trust Receipts, Various States, Series F100W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.00%, 09/05/08	22,375
	Montana Higher Education Student Assistance Corp.,
68,000	Series A, Rev., VRDO, AMT, 1.93%, 09/03/08	68,000
35,000	Series B, Rev., VRDO, AMT, 2.05%, 09/03/08	35,000
		125,375
	Nebraska — 1.0%
31,258	American Public Energy Agency Gas Supply, Series A, Rev., VRDO, 2.00%, 09/02/08	31,258
	Central Plains Energy Project,
17,700	Series 1791, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.89%, 09/04/08	17,700

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Nebraska — Continued
69,935	Series ROCS-RR-II-R-848, Rev., VRDO, LIQ: Citibank N.A., 1.79%, 09/04/08	69,935
37,870	City of Lincoln, Electric Systems, Series 2900, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.99%, 09/04/08	37,870
19,190	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08 (e)	19,190
	Nebraska Investment Finance Authority, Single Family Housing,
4,150	Series E, Rev., VRDO, 2.10%, 09/03/08	4,150
34,500	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 2.10%, 09/03/08	34,500
42,200	Series J, Rev., VRDO, AMT, 2.10%, 09/03/08	42,200
10,265	Nebraska Public Power District, Series ROCS-RR-II-R-11075, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citibank N.A., 1.87%, 09/04/08	10,265
38,695	Omaha Public Power District, Separate Electric, Series 2885, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 1.87%, 09/04/08	38,695
		305,763
	Nevada — 1.4%
24,850	City of Las Vegas, Series C, GO, VRDO, LOC: Lloyds TSB Bank plc, 2.27%, 09/02/08	24,850
37,700	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank Of Canada N.A., 1.60%, 09/03/08	37,700
16,500	City of Reno, Sales Tax Revenue, Reno Project, Senior Lien, Rev., VRDO, LOC: Bank Of New York, 2.55%, 09/02/08	16,500
16,860	Clark County, Series PZ-138, GO, VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 1.86%, 09/05/08	16,860
17,450	Clark County School District, Series B, GO, VRDO, FSA, 2.45%, 09/02/08	17,450
	Clark County, Airport, Sub Lien,
41,000	Series C-1, Rev., VRDO, AMT, LOC: Bayerische Landesbank, 1.93%, 09/03/08	41,000
25,550	Series C-3, Rev., VRDO, AMT, LOC: Landesbank Baden-Wurttemburg, 1.93%, 09/03/08	25,550
6,520	Series D-1, Rev., VRDO, LOC: Landesbank Baden-Wurttemburg, 1.80%, 09/03/08	6,520
14,350	Series D-3, Rev., VRDO, LOC: Bayerische Landesbank, 1.80%, 09/03/08	14,350
13,100	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 2.15%, 09/02/08	13,100
12,845	Eclipse Funding Trust, Solar Eclipse, Hender, Series 2006-0094, GO, VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	12,845
23,505	Las Vegas Valley Water District, Series PT-1675, GO, VRDO, MBIA, 2.04%, 09/05/08	23,505
9,815	Nevada Housing Division, Series ROCS-RR-II-R-852, Rev., VRDO, FNMA COLL, LIQ: Citibank N.A., 1.87%, 09/04/08	9,815
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.00%, 09/04/08	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 2.05%, 09/04/08	10,900
3,295	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 2.00%, 09/04/08	3,295
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 2.00%, 09/03/08 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 2.00%, 09/03/08	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.00%, 09/04/08	3,430
4,750	Nevada Housing Division, Multi-Unit Housing, Joshua Villas, Series E, Rev., VRDO, LOC: U.S. Bank N.A., 2.00%, 09/02/08	4,750
5,520	Nevada Housing Division, Multi-Unit Housing, Judith Villas, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 2.00%, 09/02/08	5,520
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.00%, 09/04/08	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.00%, 09/04/08	12,710
5,285	Nevada Housing Division, Multi-Unit Housing, Sundance Village, Rev., VRDO, LOC: Citibank N.A., 2.00%, 09/03/08	5,285
11,000	Nevada Housing Division, Vintage at Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 2.00%, 09/04/08	11,000
21,000	Nevada Housing Division, Vista Creek Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 2.00%, 09/04/08	21,000
25,635	Puttable Floating Option Tax-Exempt Receipts, Series PT-4523, GO, VRDO, LIQ: Merrill Lynch International Bank Ltd., 1.84%, 09/05/08	25,635

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Nevada — Continued
	Washoe County,
9,745	Series 1241, GO, VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08 (e)	9,745
4,915	Series PT-3452, Rev., VRDO, LIQ: Dexia Credit Local, 2.07%, 09/05/08	4,915
19,295	Wells Fargo Stage Trust, Series 14C, Rev., VRDO, FSA, LIQ: Wells Fargo & Company, 1.87%, 09/04/08	19,295
		441,425
	New Hampshire — 0.1%
9,075	New Hampshire Health & Education Facilities Authority, Dartmount College Issue, Rev., VRDO, 1.88%, 09/03/08	9,075
12,895	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 1.99%, 09/04/08	12,895
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, EQR Board Partnership Project, Rev., VRDO, FNMA, LOC: FNMA, 1.95%, 09/03/08	5,200
1,050	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project, Series B, Rev., VRDO, LOC: Bank Of America N.A., 2.17%, 09/03/08	1,050
		28,220
	New Jersey — 1.7%
2,875	Austin Trust Various States, Series 2008-1045, Rev., VRDO, LIQ: Bank Of America N.A., 1.81%, 09/04/08	2,875
	Clipper Tax-Exempt Certificate Trust,
19,720	Series 2007-20, Rev., VRDO, LIQ: State Street B&T Co., 1.89%, 09/04/08	19,720
72,725	Series 2007-42, Rev., VRDO, LIQ: State Street B&T Co., 1.89%, 09/04/08	72,725
	New Jersey EDA,
4,995	Series A, GO, VRDO, AMBAC, LIQ: Citibank N.A., 1.71%, 09/04/08	4,995
10,495	Series MT-034, Rev., VRDO, FGIC, LIQ: Merrill Lynch Capital Services, 1.81%, 09/05/08	10,495
53,840	Series PT-2805, Rev., VRDO, AMBAC, FGIC, LIQ: Dexia Credit Local, 1.95%, 09/05/08	53,840
16,530	Series PT-2847, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 1.83%, 09/05/08	16,530
50,820	Series PT-3824, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 1.83%, 09/05/08	50,820
6,000	New Jersey EDA, Kenwood USA Corporate Project, Rev., VRDO, LOC: Bank Of New York, 1.63%, 09/03/08	6,000
14,480	New Jersey EDA, MERLOTS, Series B-14, Rev., VRDO, AMBAC, 2.17%, 09/03/08	14,480
31,385	New Jersey EDA, School Facilities Construction, Series V-2, Rev., VRDO, LOC: Dexia Credit Local, 1.75%, 09/03/08	31,385
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VRDO, LOC: Bank Of America N.A., 1.60%, 09/03/08	1,500
1,300	New Jersey Health Care Facilities Financing Authority, St. Peter’s University Hospital, Series B, Rev., VRDO, LOC: Bank Of America N.A., 1.45%, 09/03/08	1,300
	New Jersey State Educational Facilities Authority,
12,000	Series 2688, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 2.09%, 09/04/08	12,000
10,170	Series SG-148, Rev., VRDO, LIQ: Societe Generale, 1.85%, 09/04/08	10,170
30,000	New Jersey State Housing & Mortgage Finance Agency, Series V, Rev., VRDO, AMT, 1.60%, 09/03/08	30,000
16,550	New Jersey State Turnpike Authority, Series ROCS-RR-II-R-10162, Rev., VRDO, MBIA, LIQ: Citibank N.A., 1.71%, 09/04/08	16,550
	New Jersey Transportation Trust Fund Authority,
10,695	Series 224, Rev., VRDO, AMBAC-TCRS-Bank of New York, LIQ: Morgan Stanley Municipal Funding, 1.89%, 09/04/08	10,695
8,382	Series 941-D, Rev., VRDO, FSA-CR, LIQ: Morgan Stanley Municipal Funding, 2.09%, 09/04/08	8,382
16,895	Series DC8033, Rev., VRDO, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 1.91%, 09/04/08	16,895
12,325	Series PA-802, Rev., VRDO, FSA, 2.45%, 09/05/08	12,325
9,240	Series PT-2363, Rev., VRDO, FGIC, 1.83%, 09/05/08	9,240
17,580	Series PT-2500, Rev., VRDO, MBIA, 1.83%, 09/05/08	17,580
11,110	Series PT-2572, Rev., VRDO, MBIA, 1.83%, 09/05/08	11,110
	Puttable Floating Option Tax-Exempt Receipts, Essex County,
39,025	Series PT-3987, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.83%, 09/05/08	39,025

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New Jersey — Continued
9,960	Series PT-4003, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.83%, 09/05/08	9,960
13,510	Puttable Floating Option Tax-Exempt Receipts, New Jersey, Series PT-4014, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.83%, 09/05/08	13,510
23,000	Tobacco Settlement Financing Corp., Series 2153, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	23,000
		527,107
	New Mexico — 0.0% (g)
10,290	ABN AMRO Munitops Certificate Trust, Series 2005-42, Rev., VRDO, AMBAC, 2.24%, 09/04/08 (e)	10,290
1,000	City of Farmington, Arizona Public Service Co., Series B, Rev., VRDO, LOC: Barclays Bank plc, 2.60%, 09/03/08	1,000
190	New Mexico Mortgage Finance Authority, Series PT-1378, Rev., VRDO, GNMA/FNMA/FHLMC, 1.92%, 09/05/08	190
		11,480
	New York — 11.0%
	ABN AMRO Munitops Certificate Trust,
24,795	Series 2002-19, Rev., VRDO, MBIA-IBC, 2.24%, 09/04/08	24,795
13,300	Series 2004-46, Rev., VRDO, FSA, 1.92%, 09/04/08	13,300
	Austin Trust Various States,
21,265	Rev., VRDO, LIQ: Bank Of America N.A., 1.86%, 09/04/08	21,265
26,625	Series 2008-1092, Rev., VRDO, LIQ: Bank Of America N.A., 1.99%, 09/04/08	26,625
	Bank of New York Municipal Certificates Trust,
4,035	Rev., VRDO, 1.90%, 09/04/08	4,035
100,031	Series BNY-4, Rev., VRDO, LIQ: Bank Of New York, 1.80%, 10/01/08	100,030
4,345	Series BNY-8, Rev., VRDO, 1.85%, 09/04/08	4,345
24,350	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, MBIA-IBC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.84%, 09/04/08	24,350
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
14,210	Series 2005-0002, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	14,210
10,630	Series 2006-0028, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.84%, 09/04/08	10,630
	Eclipse Funding Trust, Solar Eclipse, New York,
19,155	Series 2005-0005, Rev., VRDO, FSA/AMBAC, LIQ: U.S. Bank N.A., 1.83%, 09/02/08	19,155
11,500	Series 2006-0029, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.84%, 09/04/08	11,500
11,435	Series 2006-0112, Rev., VRDO, FSA-CR, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.84%, 09/04/08 (e)	11,435
21,080	Series 2006-0159, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.84%, 09/04/08	21,080
	Long Island Power Authority, Electric Systems,
28,555	Series 1647, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.32%, 09/04/08	28,555
61,810	Series 1998, Rev., VRDO, LOC: Bayerische Landesbank, 2.30%, 09/03/08	61,810
8,000	Series 2, Sub Series 2B, Rev., VRDO, FSA, 2.43%, 09/02/08	8,000
900	Series D, Rev., VRDO, FSA, 2.65%, 09/03/08	900
	Metropolitan Transportation Authority,
34,064	Series 823D, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 2.07%, 09/04/08	34,064
38,550	Series A, Rev., VRDO, FSA, 2.25%, 09/03/08	38,550
53,450	Series B, Rev., VRDO, FSA, 1.95%, 09/03/08	53,450
7,400	Series D-2, Rev., VRDO, FSA, 1.93%, 09/03/08	7,400
63,910	Series G, Rev., VRDO, LOC: BNP Paribas, 2.20%, 09/03/08	63,910
10,250	Series PA-1077, Rev., VRDO, FSA, 2.45%, 09/05/08	10,250
19,225	Series ROCS-RR-II-R-10266, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citigroup Financial Products, 1.86%, 09/04/08	19,225
11,385	Series ROCS-RR-II-R-12051, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 2.73%, 09/04/08	11,385
8,415	Series ROCS-RR-II-R-12131, Rev., VRDO, AMBAC, FSA-CR, LIQ: Bank of New York, 1.97%, 09/04/08	8,415
14,850	Series ROCS-RR-II-R-12168, Rev., VRDO, MBIA, LIQ: Bank of New York, 1.85%, 09/04/08	14,850
15,400	Series Sub Series E-1, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 1.68%, 09/03/08	15,400
5,800	Sub Series G-2, Rev., VRDO, LOC: BNP Paribas, 2.50%, 09/02/08	5,800

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
	Metropolitan Transportation Authority, EAGLE,
24,445	Series 2006-0114, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Bayerische Landesbank, 1.86%, 09/04/08	24,445
10,000	Series 2006-0115, Class A, Rev., VRDO, MBIA, LIQ: Citibank N.A., 1.86%, 09/04/08	10,000
19,800	Series 720053019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Helaba, 1.85%, 09/04/08	19,800
25,435	Nassau County IDA, Amsterdam at Harborside, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 1.55%, 09/05/08	25,435
	Nassau Health Care Corp.,
8,100	Sub Series 2004-C1, Rev., VRDO, FSA, 1.98%, 09/03/08	8,100
44,175	Sub Series 2004-C3, Rev., VRDO, FSA, 1.88%, 09/03/08	44,175
	New York City,
20,800	Series B-2, Sub Series B5, GO, VRDO, MBIA, 2.50%, 09/02/08	20,800
10,750	Series E, Sub Series E-3, GO, VRDO, LOC: Bank Of America N.A., 1.82%, 09/04/08	10,750
30,000	Series E, Sub Series E-4, GO, VRDO, LOC: Bank Of America N.A., 1.74%, 09/04/08	30,000
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 1.76%, 09/03/08	11,500
16,750	Series H, Sub Series H-2, GO, VRDO, MBIA, 2.50%, 09/02/08	16,750
19,425	Series H, Sub Series H-3, GO, VRDO, FSA, 2.50%, 09/02/08	19,425
53,490	Series I, Sub Series I-5, GO, VRDO, LOC: California Public Employees Retirement Fund, 2.45%, 09/02/08	53,490
35,365	Series I, Sub Series I-6, GO, VRDO, LOC: California Public Employees Retirement Fund, 2.45%, 09/02/08	35,365
30,300	Sub Series A-2, GO, VRDO, LOC: Bank Of America N.A., 1.68%, 09/03/08	30,300
4,050	Sub Series A-3, GO, VRDO, LOC: BNP Paribas, 1.73%, 09/03/08	4,050
11,000	Sub Series A-4, GO, VRDO, LOC: Bank Of Nova Scotia, 1.55%, 09/02/08	11,000
100	Sub Series A-4, GO, VRDO, LOC: Bayerische Landesbank, 2.25%, 09/02/08	100
5,085	Sub Series A-5, GO, VRDO, LOC: KBC Bank N.V., 2.14%, 09/02/08	5,085
5,100	Sub Series A-6, GO, VRDO, LOC: Helaba, 1.65%, 09/03/08	5,100
4,500	Sub Series A-6, GO, VRDO, LOC: Landesbank Baden-Wurttemburg, 1.67%, 09/03/08	4,500
3,010	Sub Series A-6, GO, VRDO, FSA, 2.25%, 09/02/08	3,010
15,750	Sub Series C-2, GO, VRDO, LOC: Bayerische Landesbank, 1.73%, 09/03/08	15,750
8,200	Sub Series C-3, GO, VRDO, LOC: BNP Paribas, 1.65%, 09/03/08	8,200
12,050	Sub Series C-4, GO, VRDO, LOC: BNP Paribas, 1.67%, 09/03/08	12,050
7,200	Sub Series C-5, GO, VRDO, LOC: Bank Of New York, 1.67%, 09/03/08	7,200
13,250	Sub Series E-2, GO, VRDO, LOC: Bank Of America N.A., 2.30%, 09/03/08	13,250
21,700	Sub Series E-4, GO, VRDO, LOC: Fortis Bank S.A./N.V., 2.45%, 09/02/08	21,700
9,400	Sub Series G-2, GO, VRDO, LOC: Bank Of Nova Scotia, 1.55%, 09/02/08	9,400
26,225	Sub Series H-1, GO, VRDO, LOC: Dexia Credit Local, 2.30%, 09/03/08	26,225
3,515	Sub Series H-2, GO, VRDO, LOC: Bank Of Nova Scotia, 1.55%, 09/02/08	3,515
5,200	Sub Series H-3, GO, VRDO, LOC: Bank Of New York, 1.65%, 09/03/08	5,200
20,875	Sub Series H-4, GO, VRDO, LOC: Bank Of New York, 2.14%, 09/02/08	20,875
8,320	Sub Series H-5, GO, VRDO, LOC: Dexia Credit Local, 1.76%, 09/03/08	8,320
1,415	Sub Series H-7, GO, VRDO, LOC: KBC Bank N.V., 2.35%, 09/02/08	1,415
17,900	Sub Series J-4, GO, VRDO, 2.30%, 09/03/08	17,900
15,890	Sub Series J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 2.30%, 09/03/08	15,890
42,400	Sub Series J-7, GO, VRDO, LOC: Landesbank Baden-Wurttemburg, 1.66%, 09/03/08	42,400
66,200	Sub Series J-8, GO, VRDO, LOC: Landesbank Baden-Wurttemburg, 2.55%, 09/02/08	66,200
11,110	Sub Series J-10, GO, VRDO, 1.80%, 09/03/08	11,110
3,750	Sub Series J-11, GO, VRDO, 1.75%, 09/03/08	3,750
10,000	Sub Series L-3, GO, VRDO, 2.30%, 09/03/08	10,000
27,350	Sub Series L-4, GO, VRDO, 2.30%, 09/03/08	27,350
22,400	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank Of America N.A., 1.83%, 09/04/08	22,400
17,050	New York City Housing Development Corp., 90 Washington Street, Series A, Rev., VRDO, FNMA, 1.45%, 02/15/35	17,050
10,300	New York City Housing Development Corp., 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.75%, 09/03/08	10,300

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
17,810	New York City Housing Development Corp., 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/03/08	17,810
10,800	New York City Housing Development Corp., La Casa De Sol, Series VA, Rev., VRDO, LOC: Citibank N.A., 1.81%, 09/03/08	10,800
25,000	New York City Housing Development Corp., Markham Gardens Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.90%, 09/03/08	25,000
4,300	New York City Housing Development Corp., Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.90%, 09/03/08	4,300
2,700	New York City Housing Development Corp., Mortgage, 55 Pierrepont Development, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 1.77%, 09/03/08	2,700
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.90%, 09/03/08	3,070
10,480	New York City Housing Development Corp., Multi-Family Housing, Mortgage-Thessalonica Court, Series A, Rev., VRDO, LOC: Citibank N.A., 1.81%, 09/03/08	10,480
3,320	New York City Housing Development Corp., Multi-Family Housing, Parkview Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.85%, 09/03/08	3,320
15,000	New York City Housing Development Corp., One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	15,000
12,930	New York City Housing Development Corp., West 89th Street Development, Series A, Rev., VRDO, LIQ: FNMA, 1.85%, 09/03/08	12,930
40,000	New York City Housing Development Corp., West End Towers, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	40,000
20,000	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 1.55%, 09/04/08	20,000
69,230	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series B, Rev., VRDO, LOC: Bank Of America N.A., 2.30%, 09/03/08	69,230
400	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-0110, Rev., VRDO, LIQ: Societe Generale, 1.88%, 09/03/08	400
	New York City Municipal Water Finance Authority,
40,000	Series 1501, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.82%, 09/04/08	40,000
2,600	Series PT-2443, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 2.03%, 09/05/08	2,600
15,600	Sub Series B-3, Rev., VRDO, 2.30%, 09/03/08	15,600
7,825	Sub Series C-1, Rev., VRDO, 2.30%, 09/03/08	7,825
4,155	Sub Series C-3, Rev., VRDO, 2.50%, 09/02/08	4,155
59,455	Sub Series F-1, Rev., VRDO, 1.55%, 09/05/08	59,455
46,885	Sub Series F-2, Rev., VRDO, 2.30%, 09/03/08	46,885
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
35,875	Series 2008-BB-3, Rev., VRDO, 2.45%, 09/02/08	35,875
40,900	Series AA-1, Rev., VRDO, 2.45%, 09/02/08	40,900
200	Series AA-3, Rev., VRDO, 1.76%, 09/04/08	200
88,700	Series BB-1, Rev., VRDO, 2.14%, 09/03/08	88,700
30,435	Series BB-2, Rev., VRDO, 2.50%, 09/02/08	30,435
24,750	Series CC-1, Rev., VRDO, 2.30%, 09/03/08	24,750
	New York City Transitional Finance Authority,
7,280	Sub Series 2D, Rev., VRDO, LIQ: Lloyds TBS Bank plc, 1.65%, 09/05/08	7,280
30,575	Sub Series 2E, Rev., VRDO, 1.55%, 09/05/08	30,575
	New York City Transitional Finance Authority, Future Tax Secured,
100	Series B, Rev., VRDO, 2.25%, 09/02/08	100
53,920	Series C, Rev., VRDO, 2.50%, 09/02/08	53,920
9,660	Sub Series C-4, Rev., VRDO, 2.30%, 09/03/08	9,660
22,765	Sub Series C-5, Rev., VRDO, 2.50%, 09/02/08	22,765
	New York City Transitional Finance Authority, New York City Recovery,
3,960	Series 1, Sub Series 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 1.75%, 09/03/08	3,960
10,760	Series 3, Sub Series 3-C, Rev., VRDO, 1.70%, 09/05/08	10,760
	New York City Transitional Finance Authority, New York City Recovery,
14,535	Series 3, Sub Series 3-D, Rev., VRDO, 1.70%, 09/05/08	14,535
45,890	Series 3, Sub Series 3-H, Rev., VRDO, 2.50%, 09/02/08	45,890
6,190	New York City Trust for Cultural Resources, American Museum, Series A1, Rev., VRDO, 2.50%, 09/02/08	6,190

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
1,100	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 2.45%, 09/03/08 (e)	1,100
16,850	New York City, EAGLE, Series 2008-0012, Class A, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 1.94%, 09/04/08	16,850
	New York Liberty Development Corp.,
50,000	Series 2250, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.82%, 09/04/08	50,000
28,200	Series 2613, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.89%, 09/04/08	28,200
	New York Local Government Assistance Corp.,
1,500	Series B, Rev., VRDO, LOC: Bank Of Nova Scotia, 1.70%, 09/02/08	1,500
10,229	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.70%, 09/02/08	10,229
15,800	Series F, Rev., VRDO, LOC: Societe Generale, 1.90%, 09/02/08	15,800
7,400	Series G, Rev., VRDO, LOC: Bank Of Nova Scotia, 1.66%, 09/02/08	7,400
10,300	New York Local Government Assistance Corp., Floating Rate Receipts, Series SG-100, Rev., VRDO, GO, MBIA-IBC, 2.04%, 09/10/08	10,300
12,350	New York Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VRDO, FSA, 2.15%, 09/02/08	12,350
1,700	New York Mortgage Agency, Homeowner Mortgage, Series 125, Rev., VRDO, AMT, 2.03%, 09/03/08	1,700
	New York State Dormitory Authority,
27,423	Series 1322, Rev., VRDO, FHA 232, LIQ: Morgan Stanley Municipal Funding, 1.87%, 09/04/08	27,423
42,645	Series 2909, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.82%, 09/04/08	42,645
5,000	Series PA-449, Rev., VRDO, FSA, 2.45%, 09/05/08	5,000
10,980	Series PT-3639, Rev., VRDO, MBIA-IBC, LIQ: Dexia Credit Local, 1.83%, 09/05/08	10,980
17,100	Series PT-3675, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.83%, 09/05/08	17,100
15,700	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 2.50%, 09/02/08	15,700
	New York State Dormitory Authority, Mental Health Services,
40,230	Sub Series D-2B, Rev., VRDO, FSA, 1.95%, 09/02/08	40,230
22,845	Sub Series D-2E, Rev., VRDO, 1.75%, 09/02/08	22,845
16,500	Sub Series D-2H, Rev., VRDO, 1.75%, 09/02/08	16,500
6,000	New York State Energy Research & Development Authority, Series Sub Series C-1, Rev., VRDO, LOC: Citibank N.A., 1.81%, 09/03/08	6,000
30,991	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.82%, 09/04/08	30,991
	New York State Housing Finance Agency,
71,500	Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	71,500
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	1,800
11,000	Series C, Rev., VRDO, LOC: Dexia Credit Local, 1.78%, 09/03/08	11,000
13,700	Series D, Rev., VRDO, LOC: State Street B&T Co., 1.75%, 09/03/08	13,700
15,000	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.80%, 09/03/08	15,000
17,035	New York State Housing Finance Agency, 10 Liberty Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.85%, 09/03/08	17,035
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 1.97%, 09/03/08	8,000
12,500	New York State Housing Finance Agency, 125 West 31st Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/05/08	12,500
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.97%, 09/03/08	4,100
20,900	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.78%, 09/03/08	20,900
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 1.95%, 09/03/08	4,200
12,500	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.81%, 09/03/08	12,500
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.97%, 09/02/08	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	3,200

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
10,700	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.55%, 09/03/08	10,700
32,700	New York State Housing Finance Agency, 900 Eighth Ave, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.76%, 05/15/35	32,700
5,900	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	5,900
9,250	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	9,250
45,900	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	45,900
7,400	New York State Housing Finance Agency, Housing East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.00%, 09/03/08	7,400
23,145	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.25%, 09/03/08	23,145
23,300	New York State Housing Finance Agency, Prospect Plaza Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.88%, 09/03/08	23,300
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.85%, 09/03/08	11,300
13,250	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	13,250
	New York State Housing Finance Agency, Victory Housing,
15,005	Series 2000-A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.85%, 09/03/08	15,005
10,000	Series 2002-A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.85%, 09/03/08	10,000
2,500	New York State Housing Finance Agency, West 38 Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.97%, 09/03/08	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	100
	New York State Housing Finance Agency, Worth Street,
5,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	5,500
	New York State Thruway Authority,
6,150	Series 1611, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.02%, 09/04/08	6,150
15,880	Series ROCS-RR-II-R-12114, Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 1.95%, 09/04/08	15,880
	New York State Urban Development Corp.,
9,105	Series 2008-054, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 1.84%, 09/04/08	9,105
15,200	Series ROCS-RR-II-R-10011CE, COP, VRDO, LIQ: Citigroup Financial Products, 1.89%, 09/04/08	15,200
26,335	New York State Urban Development Corp., Correctional Facilities Service Contract, Series C, Rev., AMBAC, 6.00%, 01/01/09 (p)	26,848
34,775	New York State Urban Development Corp., Various State Facilities, Series AC3, Rev., VRDO, 1.80%, 09/03/08	34,775
	Onondaga County IDA, Solvay Paperboard Project,
2,730	Rev., VRDO, LOC: Citibank N.A., 1.80%, 09/03/08	2,730
4,940	Port Authority of New York & New Jersey, Versatile Structure Obligation, Series OBL-5, Rev., VRDO, 2.50%, 09/02/08	4,940
10,360	Puttable Floating Option Tax-Exempt Receipts, Series PT-4517, Rev., VRDO, FSA, LIQ: Merrill Lynch International Bank Ltd., 2.00%, 09/05/08	10,360
	Triborough Bridge & Tunnel Authority,
25,000	Series A, Rev., VRDO, 1.65%, 09/03/08	25,000
70,255	Series CD, Rev., VRDO, FSA, 2.07%, 09/03/08	70,255
12,080	Series PA-1090, Rev., VRDO, MBIA-IBC, 1.83%, 09/05/08	12,080
1,045	Sub Series B-3, Rev., VRDO, 1.68%, 09/03/08	1,045
38,175	Sub Series B-3, Rev., VRDO, 1.70%, 09/03/08	38,175
10,000	Troy IDA, Rensselaer Polytechnic, Series A, Rev., VRDO, LOC: Bank Of America N.A., 1.65%, 09/02/08	10,000
25,803	Westchester County IDA, Series 2007-103G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 1.90%, 09/04/08	25,803
		3,441,858

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	North Carolina — 2.3%
27,635	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 1.90%, 09/02/08	27,635
	Charlotte-Mecklenburg, Hospital Authority,
50,000	Series C, Rev., VRDO, 1.95%, 09/03/08	50,000
12,000	Series C, Rev., VRDO, 2.45%, 09/03/08	12,000
600	Series D, Rev., VRDO, 2.18%, 09/03/08	600
35,855	Series F, Rev., VRDO, FSA, 1.90%, 09/03/08	35,855
15,645	Series K, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 2.00%, 09/02/08	15,645
25,165	Series L, Rev., VRDO, 1.95%, 09/03/08	25,165
29,380	City of Cary, Public Improvement, GO, VRDO, 1.81%, 09/03/08	29,380
31,150	City of Charlotte, Douglas International Airport, Series B, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/02/08	31,150
4,590	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 1.90%, 09/04/08	4,590
21,125	City of Charlotte, Water & Sewer Systems, Series B, Rev., VRDO, 1.90%, 09/03/08	21,125
1,300	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 1.90%, 09/03/08	1,300
	City of Greensboro, Enterprise Systems,
22,690	Series B, Rev., VRDO, 1.83%, 09/03/08	22,690
5,000	City of Winston-Salem, Water & Sewer Systems, Series B, Rev., VRDO, 1.83%, 09/05/08	5,000
	County of Union,
15,900	Series A, GO, VRDO, 1.80%, 09/03/08	15,900
13,615	Series B, GO, VRDO, 1.82%, 09/03/08	13,615
	Fayetteville Public Works Commission,
8,425	Rev., VRDO, FSA, 1.90%, 09/03/08	8,425
4,400	Series A, Rev., VRDO, FSA, 2.20%, 09/03/08	4,400
	Guilford County,
20,000	GO, VRDO, 1.82%, 09/02/08	20,000
30,000	Series C, GO, VRDO, 1.82%, 09/03/08	30,000
	Mecklenburg County,
24,000	Series A, COP, VRDO, 2.45%, 09/03/08	24,000
5,000	Series C, GO, VRDO, LIQ: Bank Of America N.A., 1.85%, 09/03/08	5,000
7,785	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/03/08	7,785
10,255	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank Of America N.A., 1.88%, 09/03/08	10,255
7,550	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank Of America N.A., 1.85%, 09/03/08	7,550
4,585	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.85%, 09/03/08	4,585
	North Carolina Housing Finance Agency, Home Ownership,
12,170	Series 16-C, Rev., VRDO, AMT, LIQ: Bank Of America N.A., 2.10%, 09/03/08	12,170
1,000	Series 17-C, Rev., VRDO, LIQ: Bank Of America N.A., 2.10%, 09/03/08	1,000
2,500	Series TR-18C, Rev., VRDO, LIQ: Bank Of America N.A., 2.10%, 09/03/08	2,500
5,305	North Carolina Medical Care Commission, Baptist Hospitals Project, Rev., VRDO, 1.75%, 09/03/08	5,305
10,000	North Carolina Medical Care Commission, Caromont Health System, Rev., VRDO, Assured Guaranty, 1.75%, 09/03/08	10,000
30,650	North Carolina Medical Care Commission, Duke University Health System, Series C, Rev., VRDO, 1.81%, 09/03/08	30,650
7,100	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 1.81%, 09/03/08	7,100
19,200	North Carolina Medical Care Commission, Health Care Facilities, EAGLE, Series 2007-0062, Class A, Rev., VRDO, MBIA-IBC, LIQ: Landesbank Hessen-Thuringen, 1.87%, 09/04/08	19,200
2,000	North Carolina Medical Care Commission, Lincoln Health System Project, Series A, Rev., VRDO, LOC: Bank Of America N.A., 1.92%, 09/03/08	2,000
	North Carolina Medical Care Commission, Moses Cone Health System,
45,940	Rev., VRDO, 2.55%, 09/03/08	45,940
42,300	Series A, Rev., VRDO, 1.75%, 09/03/08	42,300
10,200	North Carolina Medical Care Commission, Moses H. Cone Memorial Hospital Project, Rev., VRDO, 1.85%, 09/02/08	10,200
15,000	North Carolina Medical Care Commission, Union Regional Medical Center Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.90%, 09/03/08	15,000
14,800	North Carolina State University at Raleigh, Series B, Rev., VRDO, 1.75%, 09/02/08	14,800

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	North Carolina — Continued
5,560	State of North Carolina, Public Improvement, Series D, GO, VRDO, 1.80%, 09/03/08	5,560
19,280	University of North Carolina, Series C, Rev., VRDO, 1.85%, 09/02/08	19,280
	University of North Carolina at Chapel Hill, University Hospital,
28,440	Series A, Rev., VRDO, 1.90%, 09/02/08	28,440
6,285	Series A, Rev., VRDO, 2.45%, 09/02/08	6,285
11,740	Series B, Rev., VRDO, 2.45%, 09/03/08	11,740
6,500	Wake County Industrial Facilities & Pollution Control Financing Authority, Rev., VRDO, LOC: Wachovia Bank N.A., 1.98%, 09/03/08	6,500
		729,620
	North Dakota — 0.1%
	North Dakota State Housing Finance Agency,
3,035	Series ROCS-II-R-140, Rev., VRDO, LIQ: Citibank N.A., 1.87%, 09/04/08	3,035
17,805	Series ROCS-RR-II-R-13073, Rev., VRDO, LIQ: Citigroup Financial Products, 1.87%, 09/04/08	17,805
	North Dakota State Housing Finance Agency, Home Mortgage,
7,490	Series A, Rev., VRDO, 1.94%, 09/03/04	7,490
2,000	Series A, Rev., VRDO, 1.94%, 09/03/08	2,000
9,205	Series B, Rev., VRDO, 1.94%, 09/03/08	9,205
2,290	Series C, Rev., VRDO, 1.94%, 09/03/08	2,290
		41,825
	Ohio — 3.7%
18,600	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank Of America N.A., 2.35%, 09/03/08	18,600
	Buckeye Tobacco Settlement Financing Authority,
26,898	Series 2125, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	26,898
33,863	Series 2149, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	33,862
1,750	City of Cleveland, Waterworks, Series M, Rev., VRDO, FSA, 2.00%, 09/03/08	1,750
1,500	Cleveland-Cuyahoga County Port Authority, Cultural Facilities, Playhouse Square Foundation Project, Rev., VRDO, LOC: Fifth Third Bank, 1.95%, 09/03/08	1,500
11,300	Columbus Regional Airport Authority, Series MT-242, Rev., VRDO, 2.78%, 09/10/08	11,300
1,375	County of Cuyahoga, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 1.80%, 09/03/08	1,375
85,015	County of Cuyahoga, Hospital, Series MT-263, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.83%, 09/05/08	85,015
11,455	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	11,455
11,975	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	11,975
28,845	Lancaster Port Authority, Rev., VRDO, 1.82%, 09/03/08	28,845
	Montgomery County, Catholic Health,
9,675	Series B-1, Rev., VRDO, 2.00%, 09/03/08	9,675
16,050	Series B-2, Rev., VRDO, 1.90%, 09/03/08	16,050
	Montgomery County, Kettering Health,
79,475	Series A, Rev., VRDO, FSA, 1.95%, 09/03/08	79,475
50,000	Series B, Rev., VRDO, FSA, 1.95%, 09/03/08	50,000
	Ohio Air Quality Development Authority, PCR, First Energy,
26,095	Series A, Rev., VRDO, LOC: Barclays Bank plc, 2.42%, 09/02/08	26,095
20,000	Series A, Rev., VRDO, LOC: Keybank N.A., 1.89%, 09/02/08	20,000
2,850	Ohio Air Quality Development Authority, PCR, Ohio Edison Co., Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 2.60%, 09/03/08	2,850
24,600	Ohio Housing Finance Agency, Residential Mortgage-Backed, Series B, Rev., VRDO, AMT, 1.93%, 09/03/08	24,600
20,000	Ohio Housing Finance Agency, Residential Mortgage-Backed, Series F, Rev., VRDO, AMT, GNMA/FNMA, 1.95%, 09/03/08	20,000
95	Ohio Housing Finance Agency, Single Family Housing, Series ROCS-RR-II-R-812, Rev., VRDO, LIQ: Bayerische Landesbank, 1.87%, 09/03/08	95
7,750	Ohio State Higher Education Facility Commission, Series 2812, Rev., VRDO, AMBAC-TCRS-Bank of New York, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	7,750
3,388	Ohio State Water Development Authority, Series 1118, Rev., VRDO, LIQ: Rabobank Nederland, 1.83%, 09/04/08 (e)	3,388

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Ohio — Continued
10,200	Ohio State Water Development Authority, Multimodal, Water Development Timken, Rev., VRDO, LOC: Northern Trust Company, 1.75%, 09/02/08	10,200
19,285	Ohio State Water Development Authority, Pollution Control, First Energy Gen Corp. Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 2.45%, 09/02/08	19,285
	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project,
23,350	Series A, Rev., VRDO, AMT, LOC: Bank Of Nova Scotia, 1.99%, 09/02/08	23,350
20,200	Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 1.85%, 09/02/08	20,200
35,355	Ohio State Water Development Authority, Pollution Control, First Energy Project, Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 1.95%, 09/02/08	35,355
	Puttable Floating Option Tax-Exempt Receipts,
28,265	Series MT-513, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 2.25%, 09/05/08	28,265
51,340	Series MT-567, Rev., VRDO, MBIA, LOC: BH Finance LLC, LIQ: Merrill Lynch International Bank Ltd., 1.83%, 09/05/08	51,340
68,000	Ross County, Hospital Improvement Facilities, Adena Project, Rev., VAR, CIFG, 3.00%, 10/29/08	68,000
	State of Ohio,
16,490	Series PT-2137, GO, VRDO, 1.84%, 09/05/08	16,490
7,755	Series ROCS-RR-II-R-208, GO, VRDO, FSA, LIQ: Citibank N.A., 1.96%, 09/04/08	7,755
28,020	State of Ohio, Higher Educational Facilities Commission, Series ROCS-RR-II-R-12113, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 2.74%, 09/04/08	28,020
	State of Ohio, Higher Educational Facilities Commission, Case Western Reserve,
16,250	Series B-1, Rev., VRDO, LOC: Bank Of America N.A., 2.55%, 09/02/08	16,250
3,500	Series B-2, Rev., VRDO, LOC: Bank Of America N.A., 2.35%, 09/03/08	3,500
1,430	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VRDO, 2.70%, 09/02/08	1,430
1,800	State of Ohio, Solid Waste, BP Products North America, Rev., VRDO, 2.70%, 09/02/08	1,800
80,200	Student Loan Funding Corp., Series A-2, Rev., VRDO, LIQ: Citibank N.A., 1.95%, 09/03/08 (e)	80,200
	Term Tender Custodial Receipts,
49,925	Rev., 2.65%, 11/05/08	49,942
54,300	Series AT, Rev., 2.15%, 09/16/08	54,303
54,700	Series AV, Rev., AMBAC, 2.35%, 10/29/08	54,713
13,885	Series L, Rev., 2.60%, 11/26/08	13,890
14,700	University of Akron, General Receipts, Series C-1, Rev., VRDO, 2.25%, 09/03/08	14,700
57,970	University of Cincinnati, General Receipts, Series B, Rev., VRDO, AMBAC, 2.34%, 09/02/08	57,970
		1,149,511
	Oklahoma — 0.2%
21,650	DFA Municipal Trust, Series 2008-07, Rev., VRDO, MBIA, LOC: Depfa Bank plc, 2.24%, 09/03/08	21,650
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.98%, 09/04/08	10,490
6,500	Tulsa Industrial Authority, Justin Industries Project, Rev., VRDO, LOC: Bank Of New York, 1.70%, 09/04/08	6,500
14,665	University Hospital, Series A, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/03/08	14,665
		53,305
	Oregon — 1.4%
5,800	Oregon Health & Science University, OHSU Medical Group Project, Series A, Rev., VRDO, LOC: Bank Of New York, 1.90%, 09/03/08	5,800
5,115	Oregon State Department of Administrative Services, State Lottery, Series PT-1394, Rev., VRDO, FSA, 1.85%, 09/05/08	5,115
	Oregon State Department of Transportation, Sub Lien,
33,600	Series B-2, Rev., VRDO, LIQ: Dexia Credit Local, 1.70%, 09/03/08	33,600
40,000	Series B-2, Rev., VRDO, 1.85%, 09/03/08	40,000
	Oregon State Housing & Community Services Department,
10,000	Series C, Rev., VRDO, AMT, 1.98%, 09/04/08	10,000
15,000	Series I, Rev., VRDO, AMT, 2.00%, 09/03/08	15,000
7,465	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 1.91%, 09/04/08	7,465

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Oregon — Continued
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
35,000	Series F, Rev., VRDO, AMT, 1.90%, 09/04/08	35,000
5,000	Series L, Rev., VRDO, 2.00%, 09/03/08	5,000
22,400	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 1.95%, 09/03/08	22,400
7,800	Portland Housing Authority, Housing Authority Multi-Family, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 1.86%, 09/03/08	7,800
34,990	Puttable Floating Option Tax-Exempt Receipts, Series MT-572, Rev., VRDO, FSA, LIQ: Merrill Lynch International Bank Ltd., 2.54%, 09/05/08	34,990
16,200	State of Oregon, Series 73-F, GO, VRDO, 1.75%, 09/05/08	16,200
21,600	State of Oregon, Veterans Welfare, Series 83, GO, VRDO, 1.73%, 09/03/08	21,600
	Term Tender Custodial Receipts,
50,000	Series AH, Rev., 2.65%, 10/22/08	50,010
50,000	Series AI, Rev., 2.65%, 10/28/08	50,012
63,200	Series AJ, Rev., 2.35%, 10/01/08	63,208
		423,200
	Other Territories — 3.6%
	ABN AMRO Munitops Certificate Trust,
15,010	Series 2001-21, GO, VRDO, MBIA, 2.24%, 09/04/08	15,010
9,995	Series 2002-03, Rev., VRDO, GNMA COLL, 1.84%, 09/04/08	9,995
5,500	Series 2002-16, GO, VRDO, PSF-GTD, 1.83%, 09/04/08 (e)	5,500
4,700	Series 2002-37, Rev., VRDO, AMT, FHA, GNMA COLL, 2.02%, 09/04/08	4,700
28,555	Series 2004-13, GO, VRDO, AMBAC, 2.24%, 09/04/08	28,555
11,250	Austin Trust Various States, Series 2008-1091, Rev., VRDO, FSA, LIQ: Bank Of America N.A., 1.96%, 09/04/08	11,250
33,012	Clipper Tax Exempt Certificate Trust, Multi-State, Series 2007-40, Rev., VRDO, AMT, LIQ: State Street B&T Co., 1.99%, 09/04/08	33,012
	Clipper Tax-Exempt Certificate Trust, Multi-State,
21,233	Series 2005-15, Rev., VRDO, LIQ: State Street B&T Co., 1.99%, 09/04/08	21,233
10,563	Series 2005-30, Rev., VRDO, 1.99%, 09/04/08	10,563
569	Clipper Tax-Exempt Trust, Series 1999-2, COP, VRDO, AMT, 1.99%, 09/04/08	569
	Deutsche Bank Spears/Lifers Trust Various States,
13,440	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank A.G., 1.85%, 09/05/08	13,440
8,445	Series DB-295, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 1.87%, 09/05/08	8,445
16,040	Series DB-322, Rev., VRDO, LIQ: Deutsche Bank A.G., 1.82%, 09/05/08	16,040
12,825	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 1.85%, 09/05/08	12,825
47,460	Series DB-331, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 1.85%, 09/05/08	47,460
22,215	Lehman Municipal Trust Receipts, Various States, Series P89W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 2.65%, 09/02/08	22,215
18,100	Macon Trust Various States, Series 2007-324, Rev., VRDO, FSA-CR, LIQ: Bank Of America N.A., 1.96%, 09/04/08	18,100
	Puttable Floating Option Tax-Exempt Receipts,
45,995	Series MT-506, Rev., VRDO, BHAC-CR, LIQ: Merrill Lynch Capital Services, 1.83%, 09/05/08	45,995
12,550	Series MT-588, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 2.64%, 09/05/08	12,550
22,285	Series MT-599, 1.82%, 01/01/29	22,285
8,220	Series PA-1511, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 1.92%, 09/05/08	8,220
38,620	Series PPT-0034, Class A, Mode A, FHLMC, LIQ: FHLMC, 2.16%, 12/01/29	38,620
49,205	Series PPT-1001, Class A, VRDO, FHLMC, LIQ: FHLMC, 2.12%, 03/01/40	49,205
32,340	Series PPT-1001, Class I, FHLMC, LIQ: FHLMC, 2.12%, 03/01/40	32,340
15,380	Series PT-1001, Class C, Rev., FHLMC, LIQ: FHLMC, 2.12%, 03/01/40	15,380
241,170	Series PT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.16%, 09/05/08	241,170
276,680	Series PT-1008, Class A, GO, VRDO, FHLMC, LIQ: FHLMC, 2.14%, 09/05/08	276,680
9,995	Series PT-4174, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.85%, 09/05/08	9,995
1,620	Series PT-4291, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 2.78%, 09/05/08	1,620
18,780	Series PT-4303, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 1.84%, 09/05/08	18,780

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Territories — Continued
10,000	Series PT-4516, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 2.05%, 09/05/08	10,000
29,265	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VRDO, LIQ: FHLMC, 2.09%, 09/05/08	29,265
9,000	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.89%, 09/04/08	9,000
11,975	Wachovia Bank MERLOTS/Bruts Trust, Series ON1, Rev., VRDO, 2.14%, 09/04/08	11,975
		1,111,992
	Pennsylvania — 3.8%
	ABN AMRO Munitops Certificate Trust,
21,210	Series 2001-12, GO, VRDO, MBIA, 3.34%, 09/04/08	21,210
18,435	Series 2004-09, Rev., VRDO, AMBAC, 2.24%, 09/04/08	18,435
	Allegheny County Higher Education Building Authority, Carnegie Mellon University,
18,355	Rev., VRDO, 2.15%, 09/02/08	18,355
43,800	Series PT-878, Class C, Rev., VRDO, 2.15%, 09/02/08	43,800
	Allegheny County Hospital Development Authority,
10,500	Series 2493, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.89%, 09/04/08	10,500
28,965	Series PT-878, Class P, Rev., VRDO, FGIC, LOC: BH Finance LLC, LIQ: Helaba, 1.83%, 09/05/08	28,965
21,084	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series B-1, Rev., VRDO, 1.98%, 09/03/08	21,084
4,040	Berks County IDA, Kutztown University Foundation Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.88%, 09/03/08	4,040
12,390	Bucks County IDA, Law School Admission Council, Rev., VRDO, LOC: Allied Irish Bank plc, 1.90%, 09/03/08	12,390
4,015	Chester County Health & Educational Facilities Authority, Barclays Friends Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.82%, 09/03/08	4,015
8,000	Chester County IDA, University Student Housing LLC, Series A, Rev., VRDO, LOC: Citizens Bank Of Pennsylvania, 1.80%, 09/03/08	8,000
	City of Philadelphia, Water & Wastewater Systems,
36,670	Rev., VRDO, FSA, 2.20%, 09/03/08	36,670
57,340	Series B, Rev., VRDO, FSA, 2.20%, 09/03/08	57,340
10,000	City of Philadelphia, Water & Wastewater Systems, EAGLE, Series 720050050, Class A, Rev., VRDO, FSA, LIQ: Citibank N.A., 2.22%, 09/04/08	10,000
50,000	Clipper Tax-Exempt Certificate Trust, Series 2007-30, Rev., VRDO, LIQ: State Street B&T Co., 1.99%, 09/04/08	50,000
10,000	County of Montgomery, Series A, GO, VRDO, 2.55%, 09/02/08	10,000
37,450	County of Montgomery, Notes, GO, 3.00%, 06/01/09	37,740
	Delaware Valley Regional Financial Authority,
17,375	Series B, Rev., VRDO, LOC: Bayerische Landesbank, 1.50%, 09/03/08	17,375
18,300	Series B, Rev., VRDO, LOC: Bayerische Landesbank, 1.75%, 09/02/08	18,300
12,495	Series PA-1028, Rev., VRDO, 1.85%, 09/05/08	12,495
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 1.82%, 09/02/08	11,700
10,050	Geisinger Authority, Health Systems, Series A, Rev., VRDO, 2.15%, 09/02/08	10,050
15,405	Lancaster County Hospital Authority, Masonic Homes Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 2.45%, 09/02/08	15,405
30,595	Lehman Municipal Trust Receipts, Various States, Series KL1, Regulation D, Rev., VRDO, LOC: Unicredito Italiano S.p.A., LIQ: Bayerische Hypo-Und Ver, 2.43%, 09/03/08	30,595
50,000	Lehman Municipal Trust Receipts, Various States, Series F2W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 2.90%, 09/03/08	50,000
13,330	Montgomery County IDA, PCR, Exelon Corp., Rev., VRDO, LOC: Wachovia Bank N.A., 1.89%, 09/02/08	13,330
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,710	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.90%, 09/04/08	4,710
1,900	Series T-2, Rev., VRDO, LIQ: FNMA, 1.90%, 09/04/08	1,900
10,000	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.90%, 09/04/08	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   55

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Pennsylvania — Continued
6,400	North Wales Water Authority, Rev., VRDO, FSA, 1.97%, 09/03/08	6,400
7,165	Pennsylvania Convention Center Authority, Series ROCS-RR-II-R-10189, Rev., VRDO, FGIC, LIQ: Citibank N.A., 1.86%, 09/04/08	7,165
45,325	Pennsylvania Economic Development Financing Authority, Series ROCS-RR-II-R-10049CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.88%, 09/04/08	45,325
2,470	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 1.92%, 09/03/08	2,470
100,000	Pennsylvania Higher Education Assistance Agency, Series A, Rev., VRDO, AMBAC, 2.25%, 09/03/08	100,000
3,600	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.90%, 09/03/08	3,600
	Pennsylvania Higher Educational Facilities Authority, St. Joseph’s University,
11,500	Series B, Rev., VRDO, LOC: Citizens Bank Of Pennsylvania, 1.90%, 09/03/08	11,500
2,500	Series C, Rev., VRDO, LOC: PNC Bank N.A., 1.90%, 09/03/08	2,500
8,000	Pennsylvania Higher Educational Facilities Authority, St. Josephs University, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 1.90%, 09/03/08	8,000
10,440	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Housing Project, Rev., VRDO, LOC: Citizens Bank Of Pennsylvania, 1.80%, 09/04/08	10,440
19,730	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 2.00%, 09/05/08	19,730
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
10,000	Series 82-C, Rev., VRDO, AMT, 1.85%, 09/03/08	10,000
14,300	Series 83-B, Rev., VRDO, AMT, 2.05%, 09/03/08	14,300
13,045	Series 85-B, Rev., VRDO, 2.05%, 09/03/08	13,045
17,000	Series 85-C, Rev., VRDO, 2.05%, 09/03/08	17,000
12,400	Series 86-B, Rev., VRDO, 1.85%, 09/03/08	12,400
39,125	Series 87-B, Rev., VRDO, AMT, 1.88%, 09/03/08	39,125
2,000	Series 87-C, Rev., VRDO, AMT, 1.88%, 09/03/08	2,000
1,820	Series 90-C, Rev., VRDO, AMT, 2.05%, 09/03/08	1,820
26,600	Series 91-B, Rev., VRDO, AMT, 1.85%, 09/03/08	26,600
19,300	Pennsylvania State Public School Building Authority, Series 1586, Rev., VRDO, FSA, LIQ: Depfa Bank plc, 2.09%, 09/04/08	19,300
	Pennsylvania Turnpike Commission,
12,300	Series A-3, Rev., VRDO, 1.82%, 09/03/08	12,300
4,100	Series B, Rev., VRDO, 1.95%, 09/03/08	4,100
25,000	Philadelphia Authority for Industrial Development, Pooled Loan Program, Series A-2, Rev., VRDO, LOC: Citizens Bank Of Pennsylvania, 1.75%, 09/02/08	25,000
28,880	Pittsburgh Urban Redevelopment Authority, Water & Sewer Systems, Series Sub Series C-1, Rev., VRDO, FSA, 1.88%, 09/03/08	28,880
	Puttable Floating Option Tax-Exempt Receipts,
20,000	Series MT-548, Rev., VRDO, BHAC-CR, LIQ: Merrill Lynch Capital Services, 1.83%, 09/05/08	20,000
43,285	Series PT-4526, GO, VRDO, LIQ: Merrill Lynch International Bank Ltd., 1.84%, 09/05/08	43,285
20,000	RBC Municipal Products, Inc., Trust, Series C-5, Rev., VRDO, LIQ: Royal Bank Of Canada, 1.90%, 09/03/08	20,000
	University of Pittsburgh, University Capital Project,
31,000	Series B, Rev., VRDO, 1.82%, 09/03/08	31,000
9,100	Series B, Rev., VRDO, 1.93%, 09/03/08	9,100
6,000	Series C, Rev., VRDO, 1.90%, 09/03/08	6,000
17,900	Series C, Rev., VRDO, 1.93%, 09/03/08	17,900
10,000	Washington County Hospital Authority, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 1.84%, 09/02/08	10,000
14,200	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo & Company, 1.88%, 09/04/08	14,200
		1,202,889
	Puerto Rico — 0.3%
37,975	Commonwealth of Puerto Rico Highway & Transportation Authority, Series PT-3677, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 1.84%, 09/05/08	37,975
38,490	DFA Municipal Trust, Series 03, Rev., VRDO, FSA, LOC: Depfa Bank plc, 1.89%, 09/04/08	38,490
350	Puerto Rico Public Finance Corp., Series 705 D, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 1.85%, 09/04/08 (e)	350
13,210	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	13,210
		90,025

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Rhode Island — 0.4%
12,600	Rhode Island Health & Educational Building Corp., Health Facilities, Home & Hospice, Rev., VRDO, LOC: Citizens Bank Of Rhode Island, 1.87%, 09/03/08	12,600
37,740	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VRDO, 1.75%, 09/02/08	37,740
4,800	Rhode Island Health & Educational Building Corp., Hospital Financing, Newport Hospital, Rev., VRDO, LOC: Fleet National Bank, 1.90%, 09/03/08	4,800
2,210	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 1.90%, 09/03/08	2,210
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
11,700	Series A, Rev., VRDO, LOC: Bank Of America N.A., 1.88%, 09/05/08	11,700
6,650	Series B, Rev., VRDO, LOC: Bank Of America N.A., 1.75%, 09/05/08	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 1.98%, 09/03/08	7,000
19,900	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 1.98%, 09/03/08	19,900
5,100	Rhode Island Industrial Facilities Corp., ExxonMobil Project, Rev., VRDO, 2.50%, 09/02/08	5,100
9,000	Rhode Island State & Providence Plantations, Series 720, GO, VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 2.10%, 09/04/08	9,000
2,870	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series B, GO, VRDO, 1.83%, 09/02/08	2,870
		119,570
	South Carolina — 0.7%
3,000	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank Of America N.A., 2.12%, 09/02/08	3,000
14,900	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.85%, 12/01/14	14,900
	Greenville County School District,
24,860	Series 982, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.89%, 09/04/08 (e) (p)	24,860
13,995	Series 2827, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.84%, 09/04/08	13,995
12,215	Puttable Floating Option Tax-Exempt Receipts, Series PT-4462, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 1.92%, 09/05/08	12,215
1,000	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank Of America N.A., 1.95%, 09/03/08	1,000
600	South Carolina Jobs & EDA, Concept Packaging Group Project, Rev., VRDO, LOC: Bank Of America N.A., 2.20%, 09/04/08	600
36,800	South Carolina Jobs & EDA, Conway Hospital, Inc., Rev., VRDO, Assured Guaranty, 2.45%, 09/03/08	36,800
2,290	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank Of America N.A., 1.95%, 09/03/08	2,290
4,600	South Carolina Jobs & EDA, Specialty Minerals Project, Rev., VRDO, LOC: Bank Of New York, 1.90%, 09/03/08	4,600
4,520	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank Of America N.A., 2.15%, 09/03/08	4,520
960	South Carolina Jobs & EDA, Valley Proteins, Inc. Project, Rev., VRDO, LOC: U.S. Bank N.A., 2.00%, 09/04/08	960
20,250	South Carolina State Public Service Authority, Series ROCS-RR-II-R-11528, Rev., VRDO, AMBAC, Assured Guaranty, LIQ: Citibank N.A., 2.04%, 09/04/08	20,250
	South Carolina Transportation Infrastructure Bank,
32,185	Series 728, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.34%, 09/04/08	32,185
14,715	Series 1821, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	14,715
20,045	Spartanburg County Regional Health Services District, Series C, Rev., VRDO, Assured Guaranty, 1.88%, 09/03/08	20,045
		206,935
	South Dakota — 0.1%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
19,200	Series C-1, Rev., VRDO, 1.90%, 09/03/08	19,200
5,000	Series F, Rev., VRDO, 2.05%, 09/03/08	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   57

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	South Dakota — Continued
5,000	Series G, Rev., VRDO, 1.93%, 09/03/08	5,000
		29,200
	Tennessee — 2.0%
5,000	ABN AMRO Munitops Certificate Trust, Series 2002-25, GO, VRDO, MBIA, 2.24%, 09/04/08	5,000
	Blount County Public Building Authority, Local Government Public Improvement,
16,550	Series A-4-A, Rev., VRDO, 2.42%, 09/03/08	16,550
33,825	Series D-3-A, Rev., VRDO, 2.42%, 09/03/08	33,825
20,165	Series E-3-B, Rev., VRDO, LOC: KBC Bank N.V., 2.40%, 09/03/08	20,165
14,835	Series E-3-C, Rev., VRDO, LOC: KBC Bank N.V., 2.40%, 09/03/08	14,835
19,110	Chattanooga Health Educational & Housing Facility Board, Catholic Health, Series C, Rev., VRDO, 2.00%, 09/03/08	19,110
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board,
4,655	Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/04/08	4,655
45,825	Rev., VRDO, LOC: Bank Of America N.A., 2.45%, 09/03/08	45,825
28,185	Clarksville Water, Sewer & Gas Revenue, Rev., VRDO, FSA, 1.95%, 09/02/08	28,185
17,355	County of Shelby, Series A, GO, VRDO, 1.75%, 09/02/08	17,355
13,280	Jackson Energy Authority, Rev., VRDO, FSA, 1.95%, 09/03/08	13,280
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VRDO, LOC: Bank Of America N.A., 2.15%, 09/04/08	3,000
24,595	Johnson City Health & Educational Facilities Board, Series MT-241, Rev., VRDO, 1.90%, 09/05/08	24,595
82,720	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Series A, Rev., VRDO, LOC: Regions Bank, 1.60%, 09/03/08	82,720
11,650	Lehman Municipal Trust Receipts, Various States, Series 102W, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.00%, 09/03/08	11,650
18,990	Memphis Center City Revenue Finance Corp., Series PT-1220, Rev., VRDO, 2.00%, 09/05/08 (e)	18,990
14,475	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Wategrove Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.90%, 09/02/08	14,475
7,595	Metropolitan Government Nashville & Davidson County, Series PT-1526, Rev., VRDO, AMBAC, 2.05%, 10/01/19	7,595
35,000	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Health & Educational Facilities Board, Rev., VRDO, 1.60%, 09/03/08	35,000
7,600	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Belmont University Project, Rev., VRDO, LOC: Suntrust Bank, 1.84%, 09/03/08	7,600
	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University,
38,435	Series A-2, Rev., VRDO, 1.40%, 09/03/08	38,435
13,810	Series B, Rev., VRDO, 1.75%, 09/02/08	13,810
2,775	Metropolitan Government Nashville & Davidson County, IDA, L&S LLC Project, Rev., VRDO, LOC: Bank Of New York, 1.95%, 09/04/08	2,775
15,000	Metropolitan Government Nashville & Davidson County, IDA, YMCA Project, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/04/08	15,000
11,500	Metropolitan Government Nashville & Davidson County, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC: Citibank N.A., 1.91%, 09/02/08	11,500
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
8,830	Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/04/08	8,830
55,595	Rev., VRDO, LOC: Bank Of America N.A., 2.45%, 09/03/08	55,595
	Sevier County Public Building Authority, Local Government Public Improvement,
11,950	Series VI-B-1, Rev., VRDO, 2.42%, 09/03/08	11,950
23,000	Series VI-K-1, Rev., VRDO, 2.42%, 09/03/08	23,000
4,815	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank Of America N.A., 1.84%, 09/03/08	4,815
6,310	Signal Mountain Health, Educational & Housing Facility Board, Alexian Village, Rev., VRDO, FSA, 1.88%, 09/03/08	6,310
		616,430
	Texas — 7.9%
	ABN AMRO Munitops Certificate Trust,
17,990	Series 2005-45, Rev., VRDO, 1.83%, 09/04/08	17,990
9,945	Series 2006-54, GO, VRDO, PSF-GTD, 1.83%, 09/04/08	9,945

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
6,192	Series 2006-77, GO, VRDO, PSF-GTD, 1.83%, 09/04/08	6,192
19,010	Series 2007-14, GO, VRDO, MBIA, 2.24%, 09/04/08	19,010
36,355	Aldine Independent School District, School Buildings, GO, VRDO, PSF-GTD, 2.00%, 06/15/09	36,355
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, 1.88%, 09/03/08	9,100
3,500	Bowie County Industrial Development Corp., Texarkana Newspapers, Inc., Rev., VRDO, LOC: Bank Of New York, 2.50%, 09/03/08	3,500
1,200	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank Of America N.A., 1.94%, 09/03/08	1,200
	City of Austin, Hotel Occupancy,
6,260	Series A, Rev., VRDO, LOC: Dexia Credit Local, 1.80%, 09/03/08	6,260
9,040	Series B, Rev., VRDO, LOC: Dexia Credit Local, 1.90%, 09/03/08	9,040
20,000	City of Dallas, Refinancing & Improvement, GO, 4.00%, 02/15/09	20,143
	City of Houston,
20,895	Series ROCS-RR-II-R-12050, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citigroup Financial Products, 1.87%, 09/04/08	20,895
20,100	Series ROCS-RR-II-R-12096, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citigroup Global Markets, 1.87%, 09/04/08	20,100
17,500	City of Houston, Airport Systems, Floating Rate Receipts, Series SG-149, Rev., VRDO, FSA, LIQ: Societe Generale, 1.90%, 09/04/08	17,500
36,300	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VRDO, AMT, FSA, 2.30%, 09/03/08	36,300
	City of Houston, First Lien,
25,000	Series A-1, Rev., VRDO, LOC: Bank Of America N.A., 1.80%, 09/03/08	25,000
6,000	Series A-2, Rev., VRDO, LOC: Bank Of America N.A., 1.80%, 09/03/08	6,000
10,085	City of Richardson, Refinancing & Improvement, GO, VRDO, 2.00%, 06/15/09	10,085
	City of San Antonio, Electric & Gas,
29,700	Series ROCS-RR-II-R-12103, Rev., VRDO, LIQ: Bayerische Landesbank, 1.81%, 09/04/08	29,700
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 1.85%, 09/05/08	24,200
4,195	Series SG-105, LOC: Societe Generale, 1.85%, 02/01/19	4,195
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 1.93%, 09/03/08	11,000
3,000	City of San Antonio, Municipal Drainage Utilities, Series 1089, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.34%, 09/04/08	3,000
6,435	City of San Antonio, Water Revenue, Series SG-159, Rev., VRDO, FSA, 1.90%, 09/04/08	6,435
8,719	Collin County Housing Finance Corp., Multi-Family Housing, Preston Bends Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.90%, 09/05/08	8,719
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 1.90%, 09/03/08	19,040
14,480	Cypress-Fairbanks Independent School District, Series PZ-203, GO, VRDO, MBIA, PSF-GTD, LIQ: Wells Fargo Bank N.A., 1.86%, 09/05/08	14,480
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 1.95%, 09/03/08	5,000
	Deutsche Bank Spears/Lifers Trust Various States,
25,085	Series DB-456, Rev., VRDO, FSA, LIQ: Deutsche Bank A.G., 2.02%, 09/04/08	25,085
9,900	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank A.G., 1.88%, 09/04/08	9,900
35,745	Dexia Credit Local Certificates Trust, Series 2008-062, GO, VRDO, PSF-GTD, LIQ: Dexia Credit Local, 1.94%, 09/04/08	35,745
	DFA Municipal Trust,
26,460	Series 49, Rev., VRDO, AMBAC, LOC: Depfa Bank plc, 2.14%, 09/02/08	26,460
102,185	Series 2008-06, Rev., VRDO, LOC: Depfa Bank plc, 2.14%, 09/04/08	102,185
26,700	Eclipse Funding Trust, Solar Eclipse, Browns, Series 2006-0068, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.85%, 09/05/08	26,700
11,045	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08	11,045
11,755	Eclipse Funding Trust, Solar Eclipse, Harris, Series 2006-0040, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	11,755

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   59

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
	Eclipse Funding Trust, Solar Eclipse, Houston,
26,450	Series 2006-0070, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.85%, 09/05/08	26,450
16,015	Series 2007-0033, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.87%, 09/04/08	16,015
9,920	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006-0056, GO, VRDO, MBIA, PSF-GTD, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	9,920
5,600	Eclipse Funding Trust, Solar Eclipse, North, Series 2006-0058, GO, VRDO, MBIA-IBC, PSF-GTD, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	5,600
10,370	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	10,370
24,419	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 1.98%, 09/04/08	24,419
5,000	Greater East Texas Higher Education Authority, Series B, Rev., VRDO, LOC: State Street B&T Co., 1.95%, 09/03/08	5,000
	Greater Texas Student Loan Corp.,
39,350	Series A, Rev., VRDO, LOC: State Street B&T Co., 1.95%, 09/03/08	39,350
56,840	Gulf Coast Waste Disposal Authority, Amoco Oil, Rev., VRDO, 2.50%, 09/02/08	56,840
19,345	Gulf Coast Waste Disposal Authority, Exxon Project, GO, VRDO, 2.20%, 09/03/08	19,345
5,000	Harlandale Independent School District, Municipal Securities Trust Receipts, Series SGA-100, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.88%, 09/03/08	5,000
15,200	Harris County Flood Control District, Series B, GO, VRDO, 1.80%, 09/03/08	15,200
9,530	Harris County Health Facilities Development Corp., Series PT-2350, Rev., VRDO, 1.86%, 09/05/08	9,530
13,600	Harris County Housing Finance Corp., Baypointe Apartments, Rev., VRDO, LOC: Citibank N.A., 1.93%, 09/03/08	13,600
12,800	Harris County Housing Finance Corp., Multi-Family Housing, Floating Rate Trust Receipts, Series 3-D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.00%, 09/03/08	12,800
	Harris County IDC,
8,400	Rev., VRDO, 2.20%, 09/03/08	8,400
4,600	Hays Memorial Health Facilities Development Corp., Central Texas Medical Center Project, Series A, Rev., VRDO, LOC: Suntrust Bank, 1.90%, 09/04/08	4,600
29,245	Houston Higher Education Finance Corp., Floating Rate Receipts, Series SG-139, Rev., VRDO, 1.85%, 09/05/08	29,245
20,000	Houston Higher Education Finance Corp., Rice University Project, Series A, Rev., VRDO, 2.55%, 09/03/08	20,000
28,545	Houston Independent School District, Series ROCS-RR-II-R-408, GO, VRDO, PSF-GTD, LIQ: Citibank N.A., 1.79%, 09/04/08 (e)	28,545
78,900	Katy Independent School District, Series C, GO, VRDO, PSF-GTD, 1.84%, 09/04/08	78,900
22,280	Lamar Consolidated Independent School District, Schoolhouse, GO, VRDO, PSF-GTD, 3.75%, 09/08/08	22,280
17,000	Lewisville Independent School District, Series SGA-134, GO, VRDO, LIQ: Societe Generale, 1.85%, 09/03/08 (e)	17,000
	Lower Colorado River Authority,
29,625	Series PA-590, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 1.85%, 09/03/08	29,625
26,265	Series ROCS-RR-II-R-10285, Rev., VRDO, BHAC-CR, FSA-CR, MBIA, LIQ: Landesbank Hessen-Thuringen, 1.88%, 09/04/08	26,265
3,425	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Series A-2, Rev., VRDO, 2.50%, 09/02/08	3,425
18,700	Lubbock Health Facilities Development Corp., St. Joseph Health Systems, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 2.65%, 09/02/08	18,700
21,170	Lufkin Health Facilities Development Corp., Memorial Health System East Texas, Rev., VRDO, LOC: Wachovia Bank N.A., 2.43%, 09/03/08	21,170
5,455	Mansfield Independent School District, Series SGA-129, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.88%, 09/03/08 (e)	5,455
22,815	Matagorda County Navigation District No. 1, Series 2656, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	22,815
5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts, Series SGA-105, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.85%, 09/03/08	5,290

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
17,050	New Caney Independent School District, Floating Rate Certificates, Series SG-142, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.88%, 09/04/08	17,050
20,000	North East Independent School District, Floater Certificates, Series SG-143, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.88%, 09/04/08	20,000
10,625	North Texas Health Facility Development Corp., Series PT-913, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.83%, 09/05/08	10,625
46,405	North Texas Health Facility Development Corp., Baylor Health Care System Project, Series C, Rev., VRDO, FSA, 1.75%, 09/03/08	46,405
	North Texas Higher Education Authority,
10,000	Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 2.00%, 09/03/08	10,000
23,030	Series A, Rev., VRDO, GTD STD LNS, LOC: Bank Of America N.A., 2.15%, 09/03/08	23,030
6,250	Series A-2, Class II, Rev., VRDO, LOC: Depfa Bank plc, 1.98%, 09/03/08	6,250
17,200	Pasadena Independent School District, Series A, GO, VRDO, PSF-GTD, 1.84%, 09/02/08	17,200
11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Receipts, Series SGA-101, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 1.88%, 09/03/08	11,735
	Puttable Floating Option Tax-Exempt Receipts,
19,625	Series MT-391, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 1.83%, 09/05/08	19,625
61,540	Series MT-483, Rev., VRDO, BHAC-CR, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.83%, 09/05/08	61,540
10,090	Series PA-1500, Rev., VRDO, GNMA COLL, LIQ: Merrill Lynch Capital Services, 1.92%, 09/05/08	10,090
9,300	Puttable Floating Option Tax-Exempt Receipts, Dallas, Series PT-3974, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.85%, 09/03/08	9,300
10,080	Round Rock Independent School District, Series ROCS-RR-II-R-10145, GO, VRDO, PSF-GTD, LIQ: Citibank N.A., 1.73%, 09/04/08	10,080
13,115	San Antonio Housing Finance Corp., Series ROCS-RR-II-R-13058CE, Rev., VRDO, LIQ: Citigroup Financial Products, 2.15%, 09/04/08	13,115
9,300	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 2.10%, 09/03/08	9,300
82,500	State of Texas, TRAN, 3.00%, 08/28/09	83,626
	State of Texas, EAGLE,
20,000	Series 2007-0082, Class A, GO, VRDO, LIQ: Bayerische Landesbank, 1.78%, 09/04/08	20,000
50,000	Series 2007-0090, Class A, GO, VRDO, LIQ: Citibank N.A., 1.78%, 09/04/08	50,000
	State of Texas, Veterans Housing Assistance Fund,
7,400	Series A-1, GO, VRDO, LIQ - Texas State Treasurer, 2.13%, 09/03/08	7,400
58,640	Series II-A, GO, VRDO, LIQ: Dexia Credit Local, 1.80%, 09/02/08	58,640
27,015	Series II-A, GO, VRDO, 1.93%, 09/02/08	27,015
19,180	Series II-B, GO, VRDO, VA GTD, 1.93%, 09/03/08	19,180
13,245	Series II-B, GO, VRDO, 2.03%, 09/02/08	13,245
18,220	State of Texas, Veterans Land, GO, VRDO, 1.85%, 09/02/08	18,220
14,030	Strategic Housing Finance Corp., Series ROCS-RR-II-R-700CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.97%, 09/04/08	14,030
17,765	Tarrant County Cultural Education Facilities Finance Corp., Series 2871, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.84%, 09/04/08	17,765
8,065	Tarrant County Housing Finance Corp., Series ROCS-RR-II-R-11204, Rev., VRDO, GNMA COLL, LIQ: Citibank N.A., 1.92%, 09/04/08	8,065
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 2.00%, 09/03/08	8,700
49,275	Texas Department of Housing & Community Affairs, Series A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 2.03%, 09/03/08	49,275
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.08%, 09/04/08	5,000
10,050	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.08%, 09/03/08	10,050
8,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Terraces Cibolo, Rev., VRDO, LOC: Citibank N.A., 1.93%, 09/03/08	8,000
	Texas Department of Housing & Community Affairs, Single Family Mortgage,
10,100	Series B, Rev., VRDO, AMT, FSA, 2.23%, 09/03/08	10,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   61

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
18,000	Series H, Rev., VRDO, AMT, FHA/VA, 2.03%, 09/03/08	18,000
1,045	Texas Department of Housing & Community Affairs, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.78%, 09/02/08	1,045
280,000	Texas Municipal Gas Acquisition & Supply Corp. I, Series 2848, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	280,000
31,965	Texas Municipal Gas Acquisition & Supply Corp. II, Series 2130, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	31,965
	Texas State Turnpike Authority,
12,480	Series ROCS-RR-II-R-10297, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citigroup Financial Products, 1.87%, 09/04/08	12,480
24,750	Series ROCS-RR-II-R-12057, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citigroup Financial Products, 1.87%, 09/04/08	24,750
9,900	Texas State Turnpike Authority, EAGLE, Series 2003-0008, Class A, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citibank N.A., 1.88%, 09/04/08	9,900
12,670	Texas State University Systems, Financing Revenue, Series PT-3474, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 1.85%, 09/05/08	12,670
23,650	Tyler Health Facilities Development Corp., Mother Frances Hospital, Series B, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/03/08	23,650
	University of Texas,
20,900	Series B, Rev., VRDO, LIQ: University Of Texas Investment Management Co., 1.90%, 09/03/08	20,900
13,205	Series B, Rev., VRDO, LIQ: University Of Texas System Board Regulations, 1.40%, 09/03/08	13,205
20,800	Series B, Rev., VRDO, LIQ: University Of Texas System Board Regulations, 1.55%, 09/03/08	20,800
9,705	Waco Health Facilities Development Corp., Series 2919, Rev., VRDO, MBIA, FHA, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	9,705
		2,463,139
	Utah — 1.1%
	Central Utah Water Conservancy District,
50,000	Series A, Rev., VRDO, 1.88%, 09/03/08	50,000
40,110	Series E, GO, VRDO, AMBAC, 4.50%, 09/03/08	40,110
6,000	County of Weber, IHC Health Care Services, Series A, Rev., VRDO, 2.35%, 09/03/08	6,000
25,625	DFA Municipal Trust, Series 2008-19, Rev., VRDO, AMBAC, LOC: Depfa Bank plc, 2.24%, 09/03/08	25,625
10,080	Park City, U.S. Ski & Snowboard Association, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.84%, 09/03/08	10,080
12,485	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.84%, 09/03/08	12,485
	Utah Housing Corp., Single Family Mortgage,
22,445	Series 1, Rev., VRDO, 2.13%, 09/03/08	22,445
11,560	Series 2, Rev., VRDO, 2.13%, 09/03/08	11,560
11,990	Series B-1, Rev., VRDO, LIQ: Depfa Bank plc, 2.10%, 09/03/08	11,990
11,540	Series C, Rev., VRDO, LIQ: Depfa Bank plc, 2.10%, 09/03/08	11,540
12,450	Series E, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 2.10%, 09/03/08	12,450
6,635	Series E-1, Class I, Rev., VRDO, 2.10%, 09/03/08	6,635
7,055	Series F, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 2.10%, 09/05/08	7,055
14,000	Series G-1, Class I, Rev., VRDO, 2.10%, 09/03/08	14,000
9,000	Series H, Rev., VRDO, LIQ: Depfa Bank plc, 2.10%, 09/03/08	9,000
13,830	Series I, Rev., VRDO, LIQ: Bayerische Landesbank, 2.10%, 09/05/08	13,830
	Utah Housing Finance Agency, Single Family Mortgage,
4,100	Series C-1, Class I, Rev., VRDO, 2.10%, 09/03/08	4,100
6,510	Series D-1, Rev., VRDO, AMT, 2.10%, 09/03/08	6,510
6,705	Series E-1, Rev., VRDO, AMT, LIQ: Bayerische Landesbank, 2.10%, 09/03/08	6,705
4,935	Series F-2, Class I, Rev., VRDO, 2.10%, 09/03/08	4,935
	Utah Transit Authority,
42,820	Series Sub Series A, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 2.55%, 09/03/08	42,820
5,560	Series Sub Series B, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 2.45%, 09/03/08	5,560
14,760	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/02/08	14,760
		350,195

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Vermont — 0.7%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Helaba, 1.87%, 09/04/08	15,475
36,840	Vermont Educational & Health Buildings Financing Agency, Middlebury College Project, Rev., VRDO, 1.70%, 09/04/08	36,840
6,635	Vermont Educational & Health Buildings Financing Agency, St. Johnsbury Academy Project, Rev., VRDO, LOC: Allied Irish Bank plc, 1.70%, 09/04/08	6,635
16,500	Vermont Housing Finance Agency, Series C, Rev., VRDO, AMT, FSA, 3.10%, 09/03/08	16,500
	Vermont Housing Finance Agency, Multiple Purpose Notes,
12,900	Series A, Rev., AMT, 1.95%, 09/25/08	12,900
14,645	Series B, Rev., AMT, 2.00%, 04/30/09	14,645
	Vermont Housing Finance Agency, Single Family,
11,200	Series 22, Rev., VRDO, AMT, FSA, 2.32%, 09/03/08	11,200
9,760	Series 21A, Rev., VRDO, AMT, FSA, 2.32%, 09/03/08	9,760
9,240	Series 24A, Rev., VRDO, AMT, FSA, 3.10%, 09/03/08	9,240
12,945	Series 25A, Rev., VRDO, AMT, FSA, 3.10%, 09/03/08	12,945
	Vermont Student Assistance Corp.,
20,000	Series 2008 A-1, Rev., VRDO, LOC: Keybank N.A., 2.26%, 09/03/08	20,000
50,000	Series 2008 B-1, Rev., VRDO, 2.08%, 09/03/08	50,000
		216,140
	Virginia — 1.4%
8,000	Chesapeake Hospital Authority, Hospital Facilities, Chesapeake General Hospital, Series A, Rev., VRDO, LOC: Suntrust Bank, 1.85%, 09/02/08	8,000
7,270	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/04/08	7,270
17,955	Clipper Tax-Exempt Certificate Trust, Series 2005-38, Rev., VRDO, 1.84%, 09/04/08	17,955
	Fairfax County IDA,
30,000	Series 2008B-1, Rev., VAR, LIQ: Inova Health System Foundation, 1.60%, 04/20/09	30,000
16,490	Series 2008C-1, Rev., VAR, LIQ: Inova Health System Foundation, 1.60%, 04/20/09	16,490
	Fairfax County IDA, Inova Health System Project,
20,600	Series A-1, Rev., VRDO, 1.78%, 09/03/08	20,600
45,860	Series C-2, Rev., VRDO, 1.78%, 09/03/08	45,860
9,000	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.98%, 09/04/08	9,000
10,345	Lehman Municipal Trust Receipts, Various States, Series F4, Regulation D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.00%, 09/05/08	10,345
	Loudoun County IDA, Howard Hughes Medical,
31,405	Series C, Rev., VRDO, 1.60%, 09/02/08	31,405
21,905	Series D, Rev., VRDO, 1.60%, 09/02/08	21,905
10,000	Lynchburg Industrial Development Authority, Central Health Hospital, Series A, Rev., VRDO, MBIA, LOC: Suntrust Bank, 1.85%, 09/03/08	10,000
21,500	Montgomery County IDA, Virginia Tech Foundation, Rev., VRDO, LOC: Bank Of America N.A., 2.41%, 09/02/08	21,500
23,225	Norfolk EDA, Sentara Healthcare, Series C, Rev., VRDO, FSA, 2.20%, 09/03/08	23,225
36,925	Puttable Floating Option Tax-Exempt Receipts, Series MT-446, Rev., VRDO, LIQ: Bayerische Landesbank, 1.90%, 09/05/08	36,925
7,500	Roanoke Industrial Development Authority, Carilion Health System, Series C-2, Rev., VRDO, FSA, 2.55%, 09/03/08	7,500
21,575	Smyth County IDA, Mountain States Health Alliance, Series C, Rev., VRDO, LOC: Regions Bank, 1.60%, 09/03/08	21,575
5,000	University of Virginia, EAGLE, Series 2006-0017, Class A, Rev., VRDO, LIQ: Citibank N.A., 1.80%, 09/04/08	5,000
35,600	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 2.40%, 09/03/08	35,600
	Virginia Commonwealth Transportation Board,
5,591	Series 727, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.84%, 09/04/08 (e)	5,591
23,590	Series SG-137, Rev., VRDO, LIQ: Societe Generale, 1.85%, 09/05/08	23,590
	Virginia Public Building Authority,
13,300	Series D, Rev., VRDO, 1.85%, 09/03/08	13,300
4,845	Series ROCS-RR-II-R-4050, Rev., VRDO, LIQ: Citigroup Financial Products, 1.79%, 09/04/08	4,845

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   63

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Virginia — Continued
5,415	Virginia Resources Authority, Infrastructure, Series ROCS-RR-II-R-249, Rev., VRDO, LIQ: Citibank N.A., 1.79%, 09/04/08	5,415
10,330	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank Of America N.A., 2.45%, 09/03/08	10,330
		443,226
	Washington — 1.7%
10,750	ABN AMRO Munitops Certificate Trust, Series 2004-08, GO, VRDO, AMBAC, 2.24%, 09/04/08	10,750
12,495	Central Puget Sound Regional Transportation Authority, Series ROCS-RR-II-R-7510, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 2.04%, 09/04/08	12,495
8,995	Chelan County Public Utility District No. 1, Series PA-1047, Rev., VRDO, MBIA, 2.12%, 09/05/08 (w)	8,995
19,885	City of Seattle, Drain & Wastewater Utilities, Municipal Securities Trust Receipts, Series SG-135, Rev., VRDO, MBIA, LIQ: Societe Generale, 1.85%, 09/05/08	19,885
13,200	City of Seattle, Municipal Light & Power, Municipal Securities Trust receipts, Series SGA-96, Rev., VRDO, MBIA, LIQ: Societe Generale, 2.35%, 09/03/08	13,200
4,000	City of Seattle, Municipal Securities Trust Receipts, Series SGA-142, GO, VRDO, LIQ: Societe Generale, 1.88%, 09/03/08	4,000
12,800	City of Seattle, Water Systems, Rev., VRDO, LOC: Bayerische Landesbank, 1.50%, 09/05/08	12,800
11,360	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0063, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.85%, 09/05/08 (e)	11,360
	Eclipse Funding Trust, Solar Eclipse, Washington,
15,545	Series 2005-0001, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 3.65%, 09/20/08	15,545
10,950	Series 2006-0009, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 1.87%, 09/04/08	10,950
6,995	Energy Northwest Electric, Series PT-734, Rev., VRDO, MBIA, LOC: Merrill Lynch International Bank Ltd., 1.83%, 09/05/08	6,995
5,225	King County, Series ROCS-RR-II-R-1028, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 1.96%, 09/04/08	5,225
5,000	King County School District No. 405 Bellevue, GO, 5.00%, 12/01/08	5,039
12,000	King County, Sewer, Series 1200, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 2.09%, 09/04/08	12,000
8,000	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Fortis Bank S.A./N.V., 1.95%, 09/03/08	8,000
17,970	Port of Tacoma Washington, Series PA-1185, GO, VRDO, AMBAC, 1.84%, 09/05/08	17,970
	Puttable Floating Option Tax-Exempt Receipts,
19,850	Series 4518, GO, VRDO, LIQ: Merrill Lynch International Bank Ltd., 1.84%, 09/05/08	19,850
10,000	Series MT-453, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.83%, 09/05/08	10,000
885	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 1.90%, 09/04/08	885
	Snohomish County Public Utility District No. 1,
10,990	Series A-1, Rev., VRDO, FSA, 2.20%, 09/03/08	10,990
38,800	Series A-2, Rev., VRDO, FSA, 2.20%, 09/03/08	38,800
11,800	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank Of America N.A., 1.85%, 09/03/08	11,800
35,590	Snohomish County Public Utility District No. 1, Generation Systems, Series A, Rev., VRDO, FSA, 2.20%, 09/03/08	35,590
5,000	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 1.88%, 09/03/08	5,000
7,000	Washington Health Care Facilities Authority, Multicare Health System, Series D, Rev., VRDO, FSA, 2.75%, 09/03/08	7,000
4,000	Washington Health Care Facilities Authority, Swedish Health Services, Rev., VRDO, LOC: Citibank N.A., 1.93%, 09/03/08	4,000
	Washington State Housing Finance Commission, Multi-Family Housing,
26,730	Series ROCS-RR-II-R-13059CE, Rev., VRDO, LIQ: Citigroup Financial Products, 2.15%, 09/04/08	26,730
44,695	Series ROCS-RR-II-R-13060CE, Rev., VRDO, LIQ: Citigroup Financial Products, 2.15%, 09/04/08	44,695

SEE NOTES TO FINANCIAL STATEMENTS.

64   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Washington — Continued
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.73%, 09/02/08	2,545
325	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 1.84%, 09/02/08	325
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.08%, 09/04/08	13,600
29,240	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank Of America N.A., 1.91%, 09/04/08	29,240
16,880	Washington State Housing Finance Commission, Seattle Art Museum Project, Rev., VRDO, LOC: Allied Irish Bank plc, 2.20%, 09/03/08	16,880
10,700	Washington State Housing Finance Commission, Seattle Country Day School, Rev., VRDO, LOC: Bank Of America N.A., 1.86%, 09/03/08	10,700
2,750	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank Of America N.A., 1.90%, 09/02/08	2,750
25,000	Washington State Housing Finance Commission, YMCA Greater Seattle, Rev., VRDO, LOC: Bank Of America N.A., 1.82%, 09/03/08	25,000
15,850	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank Of America N.A., 2.30%, 09/03/08	15,850
14,520	Wells Fargo Stage Trust, Series 2008-5C, Rev., VRDO, FSA, LIQ: Wells Fargo & Company, 1.88%, 09/04/08	14,520
		521,959
	West Virginia — 0.4%
19,535	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.86%, 09/04/08	19,535
102,570	Puttable Floating Option Tax-Exempt Receipts, Series MT-562, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 2.64%, 09/05/08	102,570
		122,105
	Wisconsin — 1.8%
17,370	ABN AMRO Munitops Certificate Trust, Series 2005-25, Rev., VRDO, AMBAC, 3.34%, 09/04/08	17,370
21,000	City of Milwaukee, Series V8, GO, VRDO, 1.85%, 09/03/08	21,000
	Wisconsin Health & Educational Facilities Authority,
11,000	Series MT-318, Rev., VRDO, FSA, LIQ: Landesbank Hessen-Thuringen, 2.45%, 09/05/08	11,000
10,765	Series PT-873, Rev., VRDO, AMBAC, 1.83%, 09/05/08	10,765
107,050	Series PT-917, Rev., VRDO, MBIA, LIQ: Helaba, 1.83%, 09/05/08	107,050
17,210	Series ROCS-RR-II-R-11509, Rev., VRDO, FSA, LIQ: Citibank N.A., 2.19%, 09/04/08	17,210
40,000	Wisconsin Health & Educational Facilities Authority, Ascension Health, Series D, Rev., VAR, 1.75%, 04/01/09	40,000
47,550	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Series A, Rev., VRDO, LOC: M&I Marshall & Ilsley, 2.45%, 09/03/08	47,550
100,000	Wisconsin Health & Educational Facilities Authority, Children’s Hospital, Series B, Rev., VRDO, 1.99%, 09/04/08	100,000
	Wisconsin Health & Educational Facilities Authority, Gundersen Lutheran Hospital,
28,020	Series B, Rev., VRDO, FSA, 2.00%, 02/15/33	28,020
32,085	Series C, Rev., VRDO, FSA, 1.95%, 02/15/33	32,085
25,650	Wisconsin Health & Educational Facilities Authority, Hospital Sister’s Services, Series B-1, Rev., VRDO, FSA, 1.95%, 09/05/08	25,650
	Wisconsin Housing & EDA,
4,000	Series A, Rev., VRDO, 1.95%, 09/03/08	4,000
56,020	Series A, Rev., VRDO, 2.00%, 09/03/08	56,020
22,575	Series C, Rev., VRDO, 2.00%, 09/03/08	22,575
3,405	Series E, Rev., VRDO, FSA, 2.05%, 09/03/08	3,405
4,745	Series E, Rev., VRDO, 2.35%, 09/03/08	4,745
		548,445
	Wyoming — 0.5%
91,000	Campbell County IDR, Two Elk Partners Project, Rev., VAR, 3.65%, 09/04/08	91,000
	Lincoln County, PCR, Exxon Project,
10,700	Rev., VRDO, 2.00%, 09/02/08	10,700
15,950	Series B, Rev., VRDO, 2.20%, 09/03/08	15,950
13,350	Series D, Rev., VRDO, 2.20%, 09/03/08	13,350
10,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Finance, 2.55%, 09/03/08	10,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   65

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Wyoming — Continued
14,400	Unita County, PCR, AmocoProject, Rev., VRDO, 2.50%, 09/03/08	14,400
3,565	Unita County, PCR, Chevron USA, Inc. Project, Rev., VRDO, 2.50%, 09/02/08	3,565
650	Wyoming Community Development Authority, Series 9, Rev., VRDO, AMT, 2.05%, 09/03/08	650
		160,215
	Total Municipal Bonds (Cost $29,679,549)	29,679,549
Municipal Commercial Paper — 3.9%
	California — 0.6%
	State of California,
31,500	1.30%, 09/02/08	31,500
145,000	1.40%, 09/09/08	145,000
		176,500
	Florida — 0.1%
23,126	City of Cape Coral, 2.69%, 09/25/08	23,126
21,887	Sunshine State, 1.45%, 09/08/08	21,887
		45,013
	Hawaii — 0.0% (g)
17,500	Honolulu City, 1.70%, 09/02/08	17,500
	Kentucky — 0.1%
18,500	Kentucky Asset Liability Commission, 2.20%, 10/08/08	18,500
	Maryland — 0.2%
27,200	Baltimore County, 1.57%, 01/15/09	27,200
25,000	Maryland Health & Higher Education Facilities, 1.65%, 11/14/08	25,000
		52,200
	Massachusetts — 0.2%
55,000	Commonwealth of Massachusetts, 1.50%, 11/05/08	55,000
	Michigan — 0.1%
21,580	Michigan State Building Authority, 1.60%, 11/06/08	21,580
	Minnesota — 0.1%
35,500	City of Minneapolis, 1.55%, 11/06/08	35,500
	Nebraska — 0.1%
28,000	City of Lincoln, Elementary School, 1.65%, 11/13/08	28,000
	Nevada — 0.0% (g)
6,500	Clark County, 1.95%, 09/03/08	6,500
	New York — 0.1%
26,500	Metropolitan Transportation Authority, 1.45%, 09/03/08	26,500
	North Carolina — 0.5%
	City of Charlotte,
20,502	1.50%, 09/10/08	20,502
24,334	1.55%, 09/10/08	24,334
113,608	1.60%, 09/10/08	113,608
		158,444
	Ohio — 0.3%
44,200	City of Cleveland, 1.60%, 10/22/08	44,200
50,500	Ohio State University, 1.57%, 11/13/08	50,500
		94,700
	Oregon — 0.0% (g)
16,000	Salem Oregon, 1.80%, 11/03/08	16,000
	Tennessee — 0.2%
15,000	Metropolitan Government Nashville & Davidson County, 1.60%, 11/06/08 (m)	15,000
	State of Tennessee,
12,500	1.50%, 09/08/08	12,500
30,000	1.75%, 09/10/08	30,000
		57,500
	Texas — 0.4%
35,000	Texas Department of Transportation, 1.58%, 11/05/08	35,000
59,741	Texas Housing Agency, 1.58%, 10/14/08	59,741
20,000	Texas Municipal Power Agency, 1.25%, 09/02/08	20,000
15,550	Upper Trinity Regional Water District, 1.60%, 10/08/08	15,550
		130,291
	Utah — 0.2%
54,000	Intermountain Power Agency, 1.70%, 10/08/08	54,000
	Virginia — 0.5%
42,370	Indiana Development Finance Authority, 1.50%, 09/17/08	42,370
	Metropolitan Washington Airports Authority,
36,100	1.60%, 10/15/08	36,100
93,500	1.80%, 10/08/08	93,500
		171,970

SEE NOTES TO FINANCIAL STATEMENTS.

66   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Commercial Paper — Continued
	Washington — 0.2%
	Port of Tacoma Washington,
51,000	1.60%, 10/14/08	51,000
13,000	1.65%, 10/14/08	13,000
3,000	University of Washington, 1.95%, 12/01/08	3,000
		67,000
	Total Municipal Commercial Paper (Cost $1,232,698)	1,232,698
	Total Investments — 99.0% (Cost $30,912,247) *	30,912,247
	Other Assets in Excess of Liabilities — 1.0%	319,149
	NET ASSETS — 100.0%	$31,231,396

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   67

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 4.0%
	District of Columbia — 0.7%
20,000	Metropolitan Washington Airports Authority, LOC: Bank of America N.A., 1.75%, 11/05/08	20,000
	Florida — 0.7%
18,645	Sunshine State, 1.85%, 09/10/08	18,645
	Indiana — 1.3%
34,000	Indiana Development Finance Authority, Pure Air Project, LOC: Landesbank Hessen Thueringer, 1.65%, 11/13/08	34,000
	Michigan — 0.6%
11,500	Michigan State Housing Development Authority, 1.70%, 10/15/08	11,500
5,100	State Building Authority of Michigan, 1.60%, 11/06/08	5,100
		16,600
	Ohio — 0.5%
13,710	Ross County, Hospital Improvement Facilities, Adena Project, Rev., VAR, CIFG, 3.00%, 10/29/08	13,710
	Utah — 0.2%
6,000	Intermountain Power Agency, 1.60%, 10/08/08	6,000
	Total Commercial Paper (Cost $108,955)	108,955
Daily Demand Notes — 9.9%
	California — 3.2%
33,300	California Housing Finance Agency, Home Mortgage, Series H, Rev., VRDO, 2.56%, 09/02/08	33,300
	California Housing Finance Agency, Multi-Family Housing,
1,450	Series A, Rev., VRDO, 2.60%, 09/02/08	1,450
3,700	Series A, Rev., VRDO, LOC: Helaba, 2.67%, 09/02/08	3,700
10,600	California Pollution Control Financing Authority, Air Products, Remarket, Series B, Rev., VRDO, 2.77%, 09/02/08	10,600
10,130	California Rural Home Mortgage Finance Authority, Series A, Rev., VRDO, 2.67%, 09/02/08	10,130
7,950	Regional Airports Improvement Corp., Los Angeles International Airport, Series 1989 , Rev., VRDO, LOC: Societe Generale, 2.64%, 09/02/08	7,950
19,255	Southern California Home Financing Authority,
	Series A, Rev., VRDO, AMT, 2.67%, 09/02/08	19,255
		86,385
	Delaware — 2.0%
55,300	Delaware State Economic Development Authority, Clean Power Project, Series C, Rev., VRDO, 2.60%, 09/02/08	55,300
	Kentucky — 1.9%
28,550	Kentucky Public Energy Authority, Series A, Rev., VRDO, 2.45%, 09/02/08	28,550
24,000	Louisville Regional Airport Authority, OH LLC Project, Series A, Rev., VRDO, 2.54%, 09/02/08	24,000
		52,550
	Louisiana — 0.6%
15,700	Louisiana Public Facilities Authority, Air Products & Chemical Project, Series A, Rev., VRDO, 2.80%, 09/02/08	15,700
	Michigan — 0.8%
985	Michigan State Hospital Finance Authority, Trinity Health Credit, Series F, Rev., VRDO, 2.60%, 09/02/08	985
330	Michigan State Housing Development Authority, Rental Housing, Series A, Rev., VRDO, AMT, FSA, 2.94%, 09/02/08	330
2,880	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, FSA, 2.94%, 09/02/08	2,880
3,605	Michigan State University, Series A, Rev., VRDO, 2.30%, 09/02/08	3,605
10,310	Michigan Strategic Fund, Air Products & Chemicals, Inc., Rev., VRDO, 2.80%, 09/02/08	10,310
1,130	Michigan Strategic Fund, Henry Ford Museum Village Project, Rev., VRDO, LOC: Comerica Bank, 2.40%, 09/02/08	1,130
3,200	University of Michigan, Hospital, Series A, Rev., VRDO, 2.55%, 09/02/08	3,200
		22,440
	Ohio — 0.1%
280	Ohio Air Quality Development Authority, PCR, First Energy, Series A, Rev., VRDO, LOC: Barclays Bank plc, 2.42%, 09/02/08	280
1,300	State of Ohio, Solid Waste, BP Chemical, Inc. Project, Rev., VRDO, 2.70%, 09/02/08	1,300
2,200	State of Ohio, Solid Waste, BP Products North America, Rev., VRDO, 2.70%, 09/02/08	2,200
		3,780

SEE NOTES TO FINANCIAL STATEMENTS.

68   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — Continued
	Oregon — 0.6%
15,030	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 2.95%, 09/02/08	15,030
	Pennsylvania — 0.2%
4,700	Beaver County Industrial Development Authority, BASF Corp. Project, Rev., VRDO, 2.59%, 09/02/08	4,700
	Texas — 0.3%
8,000	Brazos River Harbor Navigation District, Merey Sweeny LP Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 2.75%, 09/02/08	8,000
	Virginia — 0.2%
4,035	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 2.45%, 09/02/08	4,035
	Total Daily Demand Notes (Cost $267,920)	267,920
Municipal Bonds — 8.1%
	Florida — 0.9%
24,515	Jacksonville Health Facilities Authority, Nemours Foundation Project, Rev., ARS, 2.24%, 01/22/09	24,515
	Indiana — 0.4%
10,122	Highland School Town, TAW, 4.00%, 12/31/08	10,167
	Iowa — 0.4%
11,050	Linn County, Series A, Rev., 2.25%, 06/30/09	11,095
	Louisiana — 0.7%
20,000	Lake Charles Harbor & Terminal District, Cogeneration Project, Rev., VAR, 2.25%, 09/15/08	20,000
	Michigan — 1.1%
10,000	Michigan Municipal Bond Authority, Series A-2, Rev., LOC: Dexia Credit Local, 3.00%, 08/20/09	10,124
20,000	State of Michigan, Series A, GO, LOC: Depfa Bank plc, 4.00%, 09/30/08	20,016
		30,140
	Ohio — 0.1%
3,500	Barberton City School District, School Facilities Construction, BAN, GO, 2.60%, 11/04/08	3,504
	Pennsylvania — 0.5%
12,820	Dexia Credit Local Certificates Trust, Series 2008-61, Rev., VAR, LIQ: Dexia Credit Local, 1.94%, 11/13/08	12,820
	Texas — 0.2%
5,510	North East Independent School District, MERLOTS, Series C-33, GO, VAR, PSF-GTD, 2.05%, 10/08/08	5,510
	Vermont — 0.5%
	Vermont Housing Finance Agency, Multiple Purpose Notes,
7,000	Series A, GO, AMT, 1.95%, 09/25/08	7,000
7,000	Series B, GO, AMT, 2.00%, 04/30/09	7,000
		14,000
	Washington — 0.3%
8,995	State of Washington, MERLOTS, Series C-34, GO, VAR, 2.05%, 10/08/08	8,995
	Wisconsin — 3.0%
70,000	Madison Metropolitan School District, Promissory Notes, Rev., TRAN, 4.00%, 09/05/08	70,003
10,000	Wisconsin Health & Educational Facilities Authority, Ascension Health, Series D, Rev., VAR, 1.75%, 04/01/09	10,000
		80,003
	Total Municipal Bonds (Cost $220,749)	220,749
Weekly Demand Notes — 77.7%
	Alaska — 0.3%
8,015	State of Alaska, Series II-R-138, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 2.18%, 09/04/08	8,015
	Arizona — 0.5%
13,995	Maricopa County IDA, Multi-Family Housing, Series 116, Rev., VRDO, LIQ: Bank of America N.A., 2.02%, 09/04/08	13,995
	California — 5.7%
44,300	Access to Loans for Learning Student Loan Corp., Series II-A-10, Rev., VRDO, 2.50%, 09/04/08	44,300
24,900	DFA Municipal Trust, Series 2008-32, Rev., VRDO, AMBAC, LOC: Depfa Bank plc, 2.24%, 09/04/08	24,900
23,315	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.91%, 09/04/08	23,315
10,375	Southern California Home Financing Authority, Series 2145, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/02/08	10,375

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   69

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
	Wells Fargo Stage Trust,
16,040	Series 15C, Rev., VRDO, LIQ: Wells Fargo & Co., 1.87%, 09/04/08	16,040
16,900	Series 29C, COP, VRDO, FSA, LIQ: Wells Fargo & Co., 1.84%, 09/04/08	16,900
17,475	Series 2008-7C, Rev., VRDO, MBIA, 1.88%, 09/04/08	17,475
		153,305
	Colorado — 3.4%
4,745	City of Erie, COP, VRDO, LOC: Keybank N.A., 1.95%, 09/03/08	4,745
10,000	CollegeInvest, Educational Loans, Series I-A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 1.95%, 09/04/08	10,000
10,000	Colorado Housing & Finance Authority, Series A-3, Class 1, Rev., VRDO, AMT, 2.10%, 09/03/08	10,000
23,200	Colorado Housing & Finance Authority, Single Family Mortgage, Series A-2, Rev., VRDO, AMT, 2.10%, 09/03/08	23,200
5,535	Crystal Valley Metropolitan District No. 1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.84%, 09/04/08	5,535
	Denver City & County, Airport,
8,800	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 1.90%, 09/03/08	8,800
6,825	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 1.90%, 09/03/08	6,825
4,180	Deutsche Bank Spears/Lifers Trust, Various States, Series 510, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 1.91%, 09/04/08	4,180
5,520	Mesa County, Goodwill Industries, Colorado Springs, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.84%, 09/04/08	5,520
6,630	Moffat County School District No. 1, Series 2228, GO, VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 2.09%, 09/04/08	6,630
5,690	Westminster EDA, Mandalay Gardens Urban, Tax & Allocation Bonds, Series 2006, VRDO, LOC: Depfa Bank plc, 1.85%, 09/04/08	5,690
		91,125
	Delaware — 0.9%
9,915	Delaware State Housing Authority, Series 2857, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.99%, 09/04/08	9,915
5,600	New Castle County, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 2.08%, 09/04/08	5,600
10,150	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 1.95%, 09/04/08	10,150
		25,665
	District of Columbia — 0.8%
10,015	District of Columbia, Series ROCS-RR-II-R-11063, GO, VRDO, FGIC, LIQ: Citibank N.A., 1.87%, 09/04/08	10,015
11,165	Washington D.C. Convention Center Authority, Series 1606, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	11,165
		21,180
	Florida — 4.1%
	Clipper Tax-Exempt Certificate Trust,
30,388	Series 2005-40, Rev., VRDO, AMT, 1.96%, 09/04/08	30,388
13,540	Series 2006-7, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 1.96%, 09/04/08	13,540
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.95%, 09/04/08	17,800
8,000	Hillsborough County IDA, Carrollwood Day School Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.84%, 09/04/08	8,000
5,375	Miami-Dade County IDA, Lawson Industries, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 2.20%, 09/04/08	5,375
4,655	Palm Beach County Housing Development Corp., Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 2.08%, 09/04/08	4,655
5,500	Palm Beach County, Zoological Society, Inc. Project, Rev., VRDO, LOC: Northern Trust Co., 1.86%, 09/04/08	5,500
15,995	RBC Municipal Products, Inc. Trust, Series E-7, Rev., VRDO, LIQ: RBC Centura Bank, LOC: RBC Centura Bank, 1.91%, 09/02/08	15,995
11,270	Sumter County IDA, Armern Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 2.15%, 09/04/08	11,270
		112,523
	Georgia — 1.7%
32,570	Fulton County Development Authority, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 1.95%, 09/04/08	32,570
15,000	RBC Municipal Products, Inc. Trust, Series C-9, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 2.00%, 09/04/08	15,000
		47,570

SEE NOTES TO FINANCIAL STATEMENTS.

70   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Illinois — 2.4%
15,985	Chicago O’Hare International Airport, Series ROCS-RR-II-R-10324, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 1.95%, 09/04/08	15,985
2,400	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 1.95%, 09/03/08	2,400
2,671	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VRDO, LOC: Societe Generale, 1.85%, 09/03/08	2,671
5,000	City of Carol Stream, Multi-Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 1.80%, 09/03/08	5,000
9,120	City of Chicago, Water, Series 2624, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.94%, 09/04/08	9,120
9,985	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-288, Rev., VRDO, MBIA, LIQ: Deutsche Bank AG, 1.85%, 09/04/08	9,985
10,000	Illinois Finance Authority, Hickory Hills Drive LLC, Series 700, Rev., VRDO, LOC: Bank of America N.A., 2.02%, 09/04/08	10,000
7,165	Illinois Housing Development Authority, Multi-Family Housing, Pheasant Ridge/Hunter, Rev., VRDO, LOC: LaSalle Bank N.A., 2.15%, 09/04/08	7,165
1,830	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A , Rev., VRDO, LOC: PNC Bank N.A., 1.97%, 09/04/08	1,830
		64,156
	Indiana — 2.8%
5,000	City of Michigan, Palatek Project, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/04/08	5,000
13,000	Clipper Tax-Exempt Certificate Trust, Series 2007-2, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.89%, 09/04/08	13,000
10,000	Indiana Development Finance Authority, PSI Energy, Inc. Projects, Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.85%, 09/03/08	10,000
4,100	Indiana Finance Authority, Four Leaf Clover Dairy LLC, Rev., VRDO, LOC: LaSalle Bank N.A., 2.17%, 09/04/08	4,100
5,300	Indiana Finance Authority, Treslong Dairy Leasing LLC, Rev., VRDO, LOC: LaSalle Bank N.A., 2.17%, 09/04/08	5,300
10,000	Indiana Housing & Community Development Authority, Series A-2, Rev., VRDO, GNMA/FNMA COLL, 1.95%, 09/04/08	10,000
	Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Project,
12,500	Series C-2, Rev., VRDO, FSA, 1.95%, 09/02/08	12,500
7,000	Series C-3, Rev., VRDO, FSA, 2.00%, 09/02/08	7,000
9,415	Vanderburgh County, Multi-Family Housing, Arbors Apartment Project, Rev., VRDO, LOC: Lasalle Bank N.A., 2.15%, 09/04/08	9,415
		76,315
	Iowa — 0.8%
5,995	Iowa Finance Authority, Diocese of Sioux City Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.84%, 09/04/08	5,995
14,500	Iowa Finance Authority, Private School Facilities-Regis Schools, Rev., VRDO, LOC: Allied Irish Bank plc, 1.94%, 09/04/08	14,500
		20,495
	Kansas — 1.9%
3,250	City of Independence, Limited Obligation, Matcor Project, Series A, Rev., VRDO, AMT, LOC: Comerica Bank, 2.00%, 09/02/08	3,250
	City of Wichita, FlightSafety International, Inc.,
15,000	Rev., VRDO, 1.95%, 09/04/08	15,000
18,900	Rev., VRDO, 1.96%, 09/04/08	18,900
13,950	Sedwick & Shawnee Counties, Single Family Mortgage, Series 2533, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Morgan Stanley Municipal Funding, 1.99%, 09/04/08	13,950
		51,100
	Louisiana — 0.2%
6,250	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VRDO, 2.05%, 09/03/08	6,250
	Maryland — 1.7%
7,455	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 2.02%, 09/04/08	7,455
	Maryland Community Development Administration,
9,270	Series 2078, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 1.99%, 09/04/08	9,270
10,345	Series ROCS-RR-II-R-11395, Rev., VRDO, LIQ: Citibank N.A., 1.87%, 09/04/08	10,345
3,775	Maryland Health & Higher Educational Facilities Authority, Woodmont Academy, Rev., VRDO, LOC: Allied Irish Bank plc, 1.94%, 09/04/08	3,775

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   71

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Maryland — Continued
16,135	Wells Fargo Stage Trust, Series 32-C, Rev., VRDO, LIQ: Wells Fargo & Co., 1.91%, 09/04/08	16,135
		46,980
	Massachusetts — 1.3%
12,090	Massachusetts Housing Finance Agency, Series 2071, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.99%, 09/04/08	12,090
	Wells Fargo Stage Trust,
13,860	Series 22C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Co., 1.90%, 09/04/08	13,860
10,635	Series 37-C, Rev., VRDO, 1.92%, 09/04/08	10,635
		36,585
	Michigan — 6.7%
	ABN AMRO Munitops Certificate Trust,
7,460	Series 2004-2, Rev., VRDO, AMT, GNMA COLL, 2.02%, 09/04/08	7,460
11,640	Series 2006-45 , Rev., VRDO, AMT, GNMA COLL, 2.02%, 09/04/08 (m)	11,640
6,100	Austin Trust, Various States, Series 2008-1096, GO, VRDO, MBIA, Q-SBLF, LIQ: Bank of America N.A., 2.24%, 09/04/08	6,100
2,430	City of Detroit, Sewerage Disposal, Series 2780, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 1.87%, 09/04/08	2,430
	Michigan State Building Authority, Floater Certificates,
3,000	Series 517X , Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 2.09%, 09/04/08	3,000
4,600	Series 907, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.89%, 09/04/08	4,600
2,770	Michigan State Hospital Finance Authority, Southwestern Rehab Hospital, Rev., VRDO, LOC: Fifth Third Bank, 2.02%, 09/04/08	2,770
4,400	Michigan State Housing Development Authority, Series B, Rev., VRDO, AMT, 2.13%, 09/03/08	4,400
725	Michigan State Housing Development Authority, Sand Creek Apartments, Series I-A, Rev., VRDO, LOC: Citibank N.A., 1.93%, 09/03/08	725
1,370	Michigan State Housing Development Authority, Sand Creek II Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.93%, 09/03/08	1,370
3,480	Michigan State Housing Development Authority, Teal Run, Series A, Rev., VRDO, LOC: Citibank N.A., 1.93%, 09/03/08	3,480
2,680	Michigan Strategic Fund, Artinian, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/04/08	2,680
2,940	Michigan Strategic Fund, Grand River, Inc., Rev., VRDO, LOC: Fifth Third Bank, 2.29%, 09/05/08	2,940
2,260	Michigan Strategic Fund, JEB Property LLC Project, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/04/08	2,260
1,580	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, LOC: Lasalle Bank N.A., 2.15%, 09/04/08	1,580
2,800	Michigan Strategic Fund, MANS Project, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/04/08	2,800
5,880	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/04/08	5,880
3,085	Michigan Strategic Fund, Scoclan II LLC Project, Rev., VRDO, LOC: Standard Federal Bank, 2.20%, 09/04/08	3,085
2,165	Michigan Strategic Fund, Sterling Die & Engineering, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/04/08	2,165
	RBC Municipal Products, Inc. Trust,
18,000	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 2.09%, 09/04/08	18,000
20,000	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 2.09%, 09/04/08	20,000
	Wayne County Airport Authority,
11,000	Series 2767-X, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.01%, 09/04/08	11,000
9,295	Series MT-115, Rev., VRDO, MBIA, LIQ: Svenska Handelsbanken, 1.90%, 09/04/08	9,295
30,490	Series ROCS-RR-II-R-12055, Rev., VRDO, MBIA, LIQ: Citibank N.A., 1.95%, 09/04/08	30,490
19,700	Series ROCS-RR-II-R-12212, Rev., VRDO, MBIA, LIQ: Bank of New York, 1.96%, 09/04/08	19,700
2,815	Wyoming Industrial Development, Ace-HI Displays, Inc. Project, Rev., VRDO, LOC: Standard Federal Bank, 2.15%, 09/04/08	2,815
		182,665
	Minnesota — 2.5%
12,769	Dakota County Community Development Agency, Waterford Commons Project, Series A, Rev., LOC: Wells Fargo Bank N.A., 1.87%, 09/04/08	12,769
16,745	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 1.89%, 09/04/08	16,745

SEE NOTES TO FINANCIAL STATEMENTS.

72   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Minnesota — Continued
6,300	Midwest Consortium of Municipal Utilities, Minnesota Municipal Utilities Association, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 1.89%, 09/04/08	6,300
10,125	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 2.17%, 09/03/08	10,125
21,860	RBC Municipal Products, Inc. Trust, Series E-8, Rev., VRDO, LIQ: Royal Bank of Canada, 1.97%, 09/04/08	21,860
		67,799
	Missouri — 3.0%
	DFA Municipal Trust, Floater Certificates,
34,700	Series 2008-34, Rev., VRDO, MBIA, LOC: Depfa Bank plc, 2.24%, 09/04/08	34,700
21,800	Series 2008-36, Rev., VRDO, MBIA, LOC: Depfa Bank plc, 2.24%, 09/04/08	21,800
21,600	Series 2008-39, Rev., VRDO, MBIA, LOC: Depfa Bank plc, 2.24%, 09/04/08	21,600
3,775	Missouri Housing Development Commission, Single Family Mortgage, Macon Trust, Series 2002-K, Rev., VRDO, GNMA/FNMA, LIQ: Bank of America N.A., 2.02%, 09/04/08	3,775
		81,875
	Montana — 0.8%
2,165	Montana Board of Housing, Macon Trust, Series 2002-L, Rev., VRDO, 2.02%, 09/04/08	2,165
20,365	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 2.17%, 09/03/08	20,365
		22,530
	Nebraska — 0.7%
2,100	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-543, Rev., VRDO, LIQ: Deutsche Bank AG, 1.88%, 09/04/08	2,100
16,885	Nebraska Investment Finance Authority, Single Family Housing, Series B, Rev., VRDO, GNMA/FNMA/FHLMC, 2.10%, 09/03/08	16,885
		18,985
	Nevada — 0.9%
6,700	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 2.15%, 09/04/08	6,700
18,000	Nevada Housing Division, Multi-Unit, Southwest Village, Rev., VRDO, FNMA, LIQ: FNMA, 2.00%, 09/04/08	18,000
		24,700
	New Jersey — 0.7%
19,680	New Jersey Transportation Trust Fund Authority, Series DCL-040, Rev., FSA-CR, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 1.91%, 09/04/08	19,680
	New Mexico — 0.6%
15,000	New Mexico Educational Assistance Foundation, Series A-3, Rev., VRDO, AMT, LOC: Lloyds TSB Bank plc, 1.95%, 09/03/08	15,000
	New York — 2.4%
44,995	Nassau County IDA, Series 75G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 1.90%, 09/04/08	44,995
21,490	New York City Housing Development Corp., Series H-2-A, Rev., VRDO, AMT, 1.88%, 09/04/08	21,490
		66,485
	North Carolina — 1.0%
8,760	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply Box Manufacturing, Rev., VRDO, LOC: Bank of America N.A., 2.17%, 09/04/08	8,760
17,100	North Carolina Capital Facilities Finance Agency, Duke Energy Carolinas Project, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 2.15%, 09/04/08	17,100
		25,860
	North Dakota — 1.5%
12,775	North Dakota State Housing Finance Agency, Series ROCS-RR-II-R-13075, Rev., VRDO, LIQ: Citigroup Financial Products, 1.87%, 09/04/08	12,775
27,210	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage, Series A, Rev., VRDO, 1.94%, 09/03/08	27,210
		39,985
	Ohio — 4.9%
	Buckeye Tobacco Settlement Financing Authority,
11,385	Series 2125, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	11,385
29,593	Series 2149, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	29,592
20,375	Clipper Tax-Exempt Certificate Trust, Series 2007-21, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.89%, 09/04/08	20,375

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   73

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
9,330	Columbus Regional Airport Authority, Series MT-242, Rev., VRDO, 2.78%, 09/05/08	9,330
3,650	Lancaster Port Authority, Rev., VRDO, 1.82%, 09/04/08	3,650
1,955	Mahoning County, Forum Health Obligation Group, Series B, Rev., VRDO, LOC: Fifth Third Bank, 1.89%, 09/04/08	1,955
2,880	Miami County, Hospital Facilities, Series PT-575, Rev., VRDO, 2.71%, 09/05/08	2,880
	Ohio Housing Finance Agency, Residential Mortgage-Backed,
7,500	Series B, Rev., VRDO, AMT, 1.93%, 09/03/08	7,500
30,500	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.95%, 09/03/08	30,500
10,000	Series F, Rev., VRDO, GNMA COLL, 1.93%, 09/03/08	10,000
2,850	Puttable Floating Option Tax-Exempt Receipts, Series PT-4180, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 2.49%, 09/05/08	2,850
2,765	Warren County EDA, Ralph J. Stolle Countryside, Rev., VRDO, LOC: Fifth Third Bank, 2.02%, 09/05/08	2,765
		132,782
	Other Territories — 4.9%
	Clipper Tax-Exempt Certificate Trust, Multi-State,
15,969	Series 2006-6, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 1.99%, 09/04/08	15,969
8,000	Series 2007-19, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 1.99%, 09/04/08	8,000
20,000	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC, LIQ: FHLB, 2.19%, 09/04/08	20,000
10,000	Federal Home Loan Mortgage Corp., Series M015, Rev., VRDO, FHLMC, 1.99%, 09/09/08	10,000
	Puttable Floating Option Tax-Exempt Receipts,
9,140	Series 386, Rev., VRDO, 2.78%, 09/04/08	9,140
25,000	Series 506, Rev., VRDO, BHAC-CR, LIQ: Merrill Lynch Capital Services, 1.83%, 09/04/08	25,000
29,180	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VRDO, LIQ: FHLMC, 2.09%, 09/04/08	29,180
17,000	SunAmerica Trust, Various States, Class A-2, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.89%, 09/04/08	17,000
		134,289
	Pennsylvania — 0.9%
1,700	Pennsylvania Economic Development Financing Authority, Fabtech, Inc. Project, Series D, Rev., VRDO, LOC: PNC Bank N.A., 1.92%, 09/04/08	1,700
6,000	Pennsylvania Economic Development Financing Authority, Shipping Port Project, Series A, Rev., VRDO, AMT, LOC: PNC Bank N.A., 1.88%, 09/03/08	6,000
17,630	Wells Fargo Stage Trust, Series 49-C, Rev., VRDO, LIQ: Wells Fargo & Co., 1.87%, 09/04/08	17,630
		25,330
	Puerto Rico — 0.3%
8,060	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	8,060
	South Carolina — 0.2%
5,700	Cherokee County, IDB, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 2.12%, 09/02/08	5,700
	Tennessee — 0.5%
12,795	Clipper Tax-Exempt Certificate Trust, Series 2007-22, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.89%, 09/04/08	12,795
	Texas — 8.1%
10,000	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 1.94%, 09/03/08	10,000
25,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 1.95%, 09/04/08	25,000
4,975	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006-0056, GO, VRDO, MBIA, PSF-GTD, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.86%, 09/04/08	4,975
20,000	North Texas Higher Education Authority, Series A, Rev., VRDO, LOC: Depfa Bank plc, 1.98%, 09/03/08	20,000
12,470	Puttable Floating Option Tax-Exempt Receipts, Series 4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.19%, 09/02/08	12,470
18,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project, Rev., VRDO, LOC: U.S. Bank N.A., 2.15%, 09/04/08	18,000
	State of Texas, Veterans Housing Assistance Fund,
12,560	Series II-A, GO, VRDO, 1.93%, 09/03/08	12,560

SEE NOTES TO FINANCIAL STATEMENTS.

74   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Texas — Continued
24,100	Series II-D, GO, VRDO, 1.93%, 09/03/08	24,100
27,595	Texas Department of Housing & Community Affairs, Single Family Housing, Series A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 2.03%, 09/04/08	27,595
15,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Harris Branch Apartment, Rev., VRDO, LOC: Wachovia Bank N.A., 2.15%, 09/04/08	15,000
6,525	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartment , Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.78%, 09/03/08	6,525
10,855	Texas State Department of Housing & Community Affairs, MERLOTS, Series C-41, Rev., VRDO, FNMA, 2.02%, 09/03/08	10,855
15,840	Texas State Turnpike Authority, Series RR-II-R-12195, Rev., AMBAC, LIQ: Bayerische Landesbank, 1.87%, 09/04/08	15,840
7,330	Trinity River Authority, Community Waste Disposal Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.95%, 09/04/08	7,330
9,855	Wells Fargo Stage Trust, Series 20C, Rev., VRDO, LIQ: Wells Fargo & Company, 1.88%, 09/04/08	9,855
		220,105
	Utah — 0.6%
4,424	Jordanelle Special Service District, Tuhaye Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.84%, 09/04/08	4,424
11,245	Utah Housing Finance Agency, Single Family Mortgage, Series A-2, Rev., VRDO, 2.10%, 09/03/08	11,245
		15,669
	Vermont — 1.3%
14,995	ABN AMRO Munitops Certificate Trust, Series 2005-58, Rev., VRDO, MBIA, 3.34%, 09/04/08	14,995
19,800	University of Vermont & State Agricultural College, Eagle Series A, Rev., VRDO, FSA-CR, AMBAC, LIQ: Citibank N.A., 2.20%, 09/04/08	19,800
		34,795
	Virginia — 1.6%
14,000	Capital Beltway Funding Corp., Senior Lien, I-495 Hot Lanes, Series B, Rev., VRDO, LOC: Banco Espirito Santo, 1.90%, 09/04/08	14,000
	Virginia Housing Development Authority, MERLOTS,
5,630	Series C-03, Rev., VRDO, 2.02%, 09/03/08	5,630
6,290	Series C-07, Rev., VRDO, 2.02%, 09/03/08	6,290
16,685	Series C-42, Rev., VRDO, 2.02%, 09/03/08	16,685
		42,605
	Washington — 3.7%
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 2.15%, 09/04/08	7,200
20,000	Washington Economic Development Finance Authority, Waste Management, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 2.15%, 09/04/08	20,000
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.10%, 09/03/08	9,985
14,000	Washington State Housing Finance Commission, Multi-Family Housing, Vintage Spokane Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.08%, 09/04/08	14,000
	Wells Fargo Stage Trust,
20,580	Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 1.90%, 09/04/08	20,580
20,805	Series 2007-1C, Rev., VRDO, FSA, LIQ: Wells Fargo & Co., 1.88%, 09/04/08	20,805
6,870	Series 2008-5C, Rev., VRDO, FSA, LIQ: Wells Fargo & Co., 1.88%, 09/04/08	6,870
		99,440
	West Virginia — 0.3%
7,160	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 2.15%, 09/04/08	7,160
	Wisconsin — 0.4%
	Wisconsin Housing & EDA,
5,240	Series B, Rev., VRDO, 2.00%, 09/03/08	5,240
5,690	Series C, Rev., VRDO, 2.00%, 09/03/08	5,690
		10,930

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   75

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Wyoming — 0.7%
8,600	City of Green River, Solid Waste Disposal, OCI Wyoming LP Project, Rev., VRDO, LOC: Comerica Bank, 2.10%, 09/04/08	8,600
9,350	Wyoming Community Development Authority, Series 9, Rev., VRDO, AMT, 2.05%, 09/04/08	9,350
		17,950
	Total Weekly Demand Notes (Cost $2,108,433)	2,108,433
	Total Investments — 99.7% (Cost $2,706,057)*	2,706,057
	Other Assets in Excess of Liabilities — 0.3%	9,404
	NET ASSETS — 100.0%	$2,715,461

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

76   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

JPMorgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

AGC—	American Guarantee Corp.

AMBAC—	American Municipal Bond Assurance Corp.
AMT—	Alternative Minimum Tax

ARS—	Auction Rate Security. The interest rate shown is the rate in effect as of August 31, 2008.

BAN—	Bond Anticipation Note

BHAC—	Berkshire Hathaway and Assurance Corp.
CCRC—	Congregate Care Retirement Center

CIFG—	CDC IXIS Financial Guaranty

COLL—	Collateral

COP—	Certificate of Participation

CR—	Custodial Receipts

DN—	Discount Notes

EDA —	Economic Development Authority

FGIC—	Financial Guaranty Insurance Co.

FHA—	Federal Housing Administration

FHLMC—	Federal Home Loan Mortgage Corp.

FNMA—	Federal National Mortgage Association

FSA—	Financial Security Assurance

GNMA—	Government National Mortgage Association

GO—	General Obligation

GTD—	Guaranteed

IBC—	Insured Bond Certificates

ICC—	Insured Custody Certificates

IDA—	Industrial Development Authority

IDB—	Industrial Development Bank

IDR—	Industrial Development Revenue

LIQ—	Liquidity Agreement

LOC—	Letter of Credit

MBIA—	Municipal Bond Insurance Association Corp.

MERLOTS—	Municipal Exempt Receipts Liquidity Optional Tender

PCR—	Pollution Control Revenue

PSF—	Permanent School Fund

Q-SBLF—	Qualified School Bond Loan Fund

Rev.—	Revenue Bond

TAW—	Tax Anticipation Warrant

TCRS—	Transferable Custodial Receipts

TRAN—	Tax & Revenue Anticipation Note

VA—	Veterans Administration

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2008.

VRDO—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2008.

XLCA—	XL Capital Assurance

(c)—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)—	Amount rounds to less than 0.1%

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(n)—	The rate shown is the effective yield at the date of purchase.

(p)—	Security is prerefunded or escrowed to maturity.

(t)—	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)—	When-issued security.

*—	The cost of securities is substantially the same for federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   77

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund		Liquid Assets Money Market Fund	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
ASSETS:
Investments at value	$103,515,059		$9,990,489	$27,008,276		$3,138,454
Repurchase agreements, at value	16,494,315		1,550,000	6,790,389		11,679,977
Total investment securities, at value	120,009,374		11,540,489	33,798,665		14,818,431
Cash	92		14	—	(a)	1
Receivables:
Interest and dividends	293,107		26,715	69,633		7,709
Prepaid expenses and other assets	—	(a)	—	—		—
Total Assets	120,302,573		11,567,218	33,868,298		14,826,141

LIABILITIES:
Payables:
Dividends	76,492		5,314	16,907		7,926
Investment securities purchased	—		—	689,412		—
Fund shares redeemed	32		5	—		—
Accrued liabilities:
Investment advisory fees	8,042		824	2,303		1,009
Administration fees	7,076		607	1,965		861
Shareholder servicing fees	7,485		1,942	2,436		1,788
Distribution fees	524		1,349	447		448
Custodian and accounting fees	633		54	107		71
Trustees’ and Chief Compliance Officer’s fees	614		31	269		100
Other	2,751		777	606		281
Total Liabilities	103,649		10,903	714,452		12,484
Net Assets	$120,198,924		$11,556,315	$33,153,846		$14,813,657

SEE NOTES TO FINANCIAL STATEMENTS.

78   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid in capital	$120,197,982	$11,556,267	$33,153,748	$14,813,345
Accumulated undistributed (distributions in excess of) net investment income	(731)	(531)	(465)	(236)
Accumulated net realized gains (losses)	1,673	579	563	548
Total Net Assets	$120,198,924	$11,556,315	$33,153,846	$14,813,657
Net Assets:
Morgan	$7,630,052	$3,386,222	$3,816,986	$1,769,235
Premier	9,990,708	753,863	1,748,565	1,081,471
Agency	11,968,770	534,575	6,347,494	1,053,247
Class B	9,583	18,435	—	1,089
Class C	8,914	541,850	—	76,968
Institutional	26,893,521	1,142,595	6,728,354	8,411,478
Reserve	2,254,274	889,880	236,315	1,193,089
Investor	—	726,608	—	1,227,080
Cash Management	16,649	—	—	—
Capital	61,426,453	2,548,047	14,123,414	—
Service	—	1,014,240	152,718	—
Total	$120,198,924	$11,556,315	$33,153,846	$14,813,657

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Morgan	7,629,658	3,386,082	3,817,078	1,769,240
Premier	9,990,514	753,836	1,748,553	1,081,519
Agency	11,968,624	534,569	6,347,513	1,053,067
Class B	9,583	18,436	—	1,090
Class C	8,914	541,820	—	76,965
Institutional	26,894,031	1,142,569	6,728,315	8,411,263
Reserve	2,254,251	889,975	236,317	1,193,044
Investor	—	726,604	—	1,227,095
Cash Management	16,650	—	—	—
Capital	61,425,614	2,547,967	14,123,227	—
Service	—	1,014,240	152,716	—

Net asset value offering and redemption price per share (all classes)*	$1.00	$1.00	$1.00	$1.00
Cost of investments	$103,515,059	$9,990,489	$27,008,276	$3,138,454
Cost of repurchase agreements	16,494,315	1,550,000	6,790,389	11,679,977

*	Redemption price for Class B and Class C Shares may be reduced by contingent deferred sales charge.

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   79

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund	Municipal Money Market Fund
ASSETS:
Investments at value	$13,620,868	$37,773,132		$30,912,247	$2,706,057
Cash	1	1		43	15
Receivables:
Investment securities sold	—	—		254,906	—
Fund shares sold	2,977	—		—	—
Interest and dividends	27,326	5,484		94,554	11,956
Prepaid expenses and other assets	—	—	(a)	—	—
Total Assets	13,651,172	37,778,617		31,261,750	2,718,028

LIABILITIES:
Payables:
Dividends	2,787	14,219		19,638	308
Fund shares redeemed	55	—		—	—
Accrued liabilities:
Investment advisory fees	904	2,491		2,157	192
Administration fees	784	1,876		1,877	172
Shareholder servicing fees	800	3,624		4,134	527
Distribution fees	23	1,088		1,716	915
Custodian and accounting fees	55	85		139	34
Trustees’ and Chief Compliance Officer’s fees	57	135		95	1
Other	174	397		598	418
Total Liabilities	5,639	23,915		30,354	2,567
Net Assets	$13,645,533	$37,754,702		$31,231,396	$2,715,461

SEE NOTES TO FINANCIAL STATEMENTS.

80   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid in capital	$13,645,363	$37,752,522	$31,228,257	$2,715,012
Accumulated undistributed (distributions in excess of) net investment income	(80)	157	1,186	196
Accumulated net realized gains (losses)	250	2,023	1,953	253
Total Net Assets	$13,645,533	$37,754,702	$31,231,396	$2,715,461
Net Assets:
Morgan	$248,209	$2,358,441	$883,616	$481,223
Premier	1,159,944	3,974,890	4,898,441	99,450
Agency	724,097	2,740,043	1,463,326	126,788
Institutional	11,503,689	14,364,395	16,197,581	205,368
Reserve	9,594	4,399,477	7,788,432	145,096
Capital	—	9,917,456	—	—
Service	—	—	—	70,147
E*Trade	—	—	—	1,587,389
Total	$13,645,533	$37,754,702	$31,231,396	$2,715,461

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Morgan	248,214	2,358,415	883,796	481,157
Premier	1,160,401	3,974,676	4,898,054	99,449
Agency	724,079	2,739,803	1,463,528	126,785
Institutional	11,503,482	14,363,453	16,195,491	205,233
Reserve	9,592	4,399,201	7,786,933	145,052
Capital	—	9,916,993	—	—
Service	—	—	—	70,146
E*Trade	—	—	—	1,587,180

Net asset value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00
Cost of investments	$13,620,868	$37,773,132	$30,912,247	$2,706,057
Value of securities on loan	—	3,547,931	—	—

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   81

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income	$1,618,642	$179,533	$458,707	$131,599
Income from interfund lending (net)	—	33	—	—
Total investment income	1,618,642	179,566	458,707	131,599

EXPENSES:
Investment advisory fees	44,079	4,808	14,368	5,340
Administration fees	38,417	4,191	12,527	4,654
Distribution fees	2,804	7,040	2,338	2,752
Shareholder servicing fees	65,728	13,876	22,393	13,298
Custodian and accounting fees	1,073	176	479	211
Interest expense	7	2	20	—
Professional fees	788	110	192	106
Trustees’ and Chief Compliance Officer’s fees	598	65	196	73
Printing and mailing costs	276	228	59	28
Registration and filing fees	298	105	73	46
Transfer agent fees	812	351	119	84
Other	614	92	328	128
Total expenses	155,494	31,044	53,092	26,720
Less amounts waived	(23,591)	(2,740)	(7,926)	(2,653)
Less earnings credits	(7)	(4)	(14)	(11)
Less expense reimbursements for legal matters	(1)	— (a)	— (a)	— (a)
Net expenses	131,895	28,300	45,152	24,056
Net investment income (loss)	1,486,747	151,266	413,555	107,543

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	263	22	70	221
Change in net assets resulting from operations	$1,487,010	$151,288	$413,625	$107,764

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

82   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
INVESTMENT INCOME:
Interest income	$180,335	$311,419	$316,194	$31,103
Income from securities lending (net)	—	3,673	—	—
Total investment income	180,335	315,092	316,194	31,103

EXPENSES:
Investment advisory fees	5,716	14,038	12,125	1,134
Administration fees	4,986	12,239	10,569	989
Distribution fees	158	6,492	10,405	5,327
Shareholder servicing fees	8,803	26,452	29,210	3,918
Custodian and accounting fees	191	488	399	67
Interest expense	6	148	28	1
Professional fees	114	263	223	47
Trustees’ and Chief Compliance Officer’s fees	85	173	164	15
Printing and mailing costs	7	41	76	159
Registration and filing fees	105	269	183	42
Transfer agent fees	114	158	120	21
Other	87	246	187	25
Total expenses	20,372	61,007	63,689	11,745
Less amounts waived	(3,884)	(7,423)	(5,466)	(906)
Less earnings credits	(1)	(5)	(20)	(3)
Less expense reimbursements for legal matters	—	— (a)	—	— (a)
Net expenses	16,487	53,579	58,203	10,836
Net investment income (loss)	163,848	261,513	257,991	20,267

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	(86)	1,940	1,953	52
Change in net assets resulting from operations	$163,762	$263,453	$259,944	$20,319

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,486,747	$4,854,767	$151,266	$530,905
Net realized gain (loss)	263	1,432	22	561
Change in net assets resulting from operations	1,487,010	4,856,199	151,288	531,466

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(91,317)	(311,576)	(41,139)	(132,934)
Premier
From net investment income	(116,986)	(446,083)	(9,654)	(25,659)
Agency
From net investment income	(158,163)	(487,141)	(8,109)	(17,183)
Class B
From net investment income	(90)	(272)	(187)	(723)
Class C
From net investment income	(69)	(149)	(5,907)	(19,897)
Institutional Class
From net investment income	(366,785)	(1,241,343)	(15,662)	(77,087)
Reserve
From net investment income	(22,305)	(81,063)	(18,822)	(88,548)
Investor
From net investment income	—	—	(9,345)	(51,701)
Cash Management
From net investment income	(1,142)	(19,238)	—	—
Capital
From net investment income	(729,650)	(2,268,060)	(39,437)	(117,172)
Service
From net investment income	—	—	(3,006)	(1)
Total distributions to shareholders	(1,486,507)	(4,854,925)	(151,268)	(530,905)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	19,529,356	11,683,663	(5,481)	898,031

NET ASSETS:
Change in net assets	19,529,859	11,684,937	(5,461)	898,592
Beginning of period	100,669,065	88,984,128	11,561,776	10,663,184
End of period	$120,198,924	$100,669,065	$11,556,315	$11,561,776
Accumulated undistributed (distributions in excess of) net investment income	$(731)	$(971)	$(531)	$(529)

SEE NOTES TO FINANCIAL STATEMENTS.

84   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$413,555	$952,235	$107,543	$417,319
Net realized gain (loss)	70	494	221	327
Change in net assets resulting from operations	413,625	952,729	107,764	417,646

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(35,051)	(147,373)	(12,765)	(75,875)
Premier
From net investment income	(21,343)	(85,520)	(8,842)	(57,117)
Agency
From net investment income	(72,748)	(185,587)	(10,515)	(32,493)
Class B
From net investment income	—	—	(6)	(52)
Class C
From net investment income	—	—	(457)	(1,999)
Institutional Class
From net investment income	(87,428)	(168,452)	(58,020)	(131,180)
Reserve
From net investment income	(2,830)	(14,465)	(7,627)	(53,473)
Investor
From net investment income	—	—	(9,276)	(65,165)
Capital
From net investment income	(193,806)	(350,801)	—	—
Service
From net investment income	(364)	(22)	—	—
Total distributions to shareholders	(413,570)	(952,220)	(107,508)	(417,354)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(176,133)	15,174,915	1,950,578	4,861,592

NET ASSETS:
Change in net assets	(176,078)	15,175,424	1,950,834	4,861,884
Beginning of period	33,329,924	18,154,500	12,862,823	8,000,939
End of period	$33,153,846	$33,329,924	$14,813,657	$12,862,823
Accumulated undistributed (distributions in excess of) net investment income	$(465)	$(450)	$(236)	$(271)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$163,848	$485,197	$261,513	$656,237
Net realized gain (loss)	(86)	359	1,940	155
Change in net assets resulting from operations	163,762	485,556	263,453	656,392

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(2,636)	(9,749)	(15,499)	(82,605)
Premier
From net investment income	(11,790)	(35,904)	(21,921)	(69,197)
Agency
From net investment income	(7,358)	(12,185)	(16,251)	(35,906)
Institutional Class
From net investment income	(141,904)	(426,666)	(110,032)	(242,290)
Reserve
From net investment income	(160)	(693)	(22,871)	(82,186)
Capital
From net investment income	—	—	(74,878)	(143,929)
Total distributions to shareholders	(163,848)	(485,197)	(261,452)	(656,113)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(1,914,620)	8,853,805	7,202,019	21,855,429

NET ASSETS:
Change in net assets	(1,914,706)	8,854,164	7,204,020	21,855,708
Beginning of period	15,560,239	6,706,075	30,550,682	8,694,974
End of period	$13,645,533	$15,560,239	$37,754,702	$30,550,682
Accumulated undistributed (distributions in excess of) net investment income	$(80)	$(80)	$157	$96

SEE NOTES TO FINANCIAL STATEMENTS.

86   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$257,991	$643,993	$20,267	$106,456
Net realized gain (loss)	1,953	3,646	52	536
Change in net assets resulting from operations	259,944	647,639	20,319	106,992

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(6,441)	(23,884)	(3,535)	(8,724)
From net realized gains	—	—	—	(27)
Premier
From net investment income	(38,749)	(78,289)	(916)	(15,728)
From net realized gains	—	—	—	(33)
Agency
From net investment income	(9,065)	(13,503)	(742)	(720)
From net realized gains	—	—	—	(2)
Institutional Class
From net investment income	(148,120)	(373,394)	(4,008)	(29,195)
From net realized gains	—	—	—	(62)
Reserve
From net investment income	(55,789)	(155,430)	(1,430)	(7,120)
From net realized gains	—	—	—	(19)
Service
From net investment income	—	—	(106)	— (a)
From net realized gains	—	—	—	— (a)
E*Trade
From net investment income	—	—	(9,544)	(44,966)
From net realized gains	—	—	—	(139)
Total distributions to shareholders	(258,164)	(644,500)	(20,281)	(106,735)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	6,116,251	9,285,556	(221,260)	(505,788)

NET ASSETS:
Change in net assets	6,118,031	9,288,695	(221,222)	(505,531)
Beginning of period	25,113,365	15,824,670	2,936,683	3,442,214
End of period	$31,231,396	$25,113,365	$2,715,461	$2,936,683
Accumulated undistributed (distributions in excess of) net investment income	$1,186	$1,359	$196	$210

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$361,790,195	$625,349,291	$1,503,243	$4,755,006
Dividends and distributions reinvested	50,861	171,873	40,348	130,528
Cost of shares redeemed	(361,410,701)	(624,283,245)	(1,479,464)	(4,347,456)
Change in net assets from Morgan capital transactions	$430,355	$1,237,919	$64,127	$538,078
Premier
Proceeds from shares issued	$278,499,424	$606,832,392	$1,270,108	$2,533,479
Dividends and distributions reinvested	63,388	210,021	7,836	16,766
Cost of shares redeemed	(277,677,953)	(605,781,643)	(1,278,172)	(2,342,095)
Change in net assets from Premier capital transactions	$884,859	$1,260,770	$(228)	$208,150
Agency
Proceeds from shares issued	$138,087,185	$241,638,474	$1,597,630	$4,499,319
Dividends and distributions reinvested	128,111	391,963	7,343	15,936
Cost of shares redeemed	(136,887,122)	(242,016,105)	(1,569,990)	(4,199,078)
Change in net assets from Agency capital transactions	$1,328,174	$14,332	$34,983	$316,177
Class B
Proceeds from shares issued	$6,020	$9,769	$5,571	$12,676
Dividends and distributions reinvested	83	241	179	688
Cost of shares redeemed	(4,424)	(8,268)	(6,325)	(13,071)
Change in net assets from Class B capital transactions	$1,679	$1,742	$(575)	$293
Class C
Proceeds from shares issued	$7,144	$9,757	$159,091	$615,455
Dividends and distributions reinvested	61	126	5,901	19,872
Cost of shares redeemed	(4,178)	(5,493)	(239,889)	(513,572)
Change in net assets from Class C capital transactions	$3,027	$4,390	$(74,897)	$121,755

SEE NOTES TO FINANCIAL STATEMENTS.

88   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CAPITAL TRANSACTIONS (continued):
Institutional Class
Proceeds from shares issued	$135,402,608	$296,065,849	$2,697,323	$7,830,825
Dividends and distributions reinvested	242,026	735,073	14,820	68,410
Cost of shares redeemed	(137,106,847)	(293,854,229)	(2,781,301)	(8,357,560)
Change in net assets from Institutional Class capital transactions	$(1,462,213)	$2,946,693	$(69,158)	$(458,325)
Reserve
Proceeds from shares issued	$224,106,873	$426,062,650	$192,115,125	$472,466,344
Dividends and distributions reinvested	2,244	4,802	867	3,939
Cost of shares redeemed	(223,756,413)	(424,627,710)	(193,178,107)	(471,979,685)
Change in net assets from Reserve capital transactions	$352,704	$1,439,742	$(1,062,115)	$490,598
Investor
Proceeds from shares issued	$—	$—	$1,217,170	$2,320,265
Dividends and distributions reinvested	—	—	3,233	9,749
Cost of shares redeemed	—	—	(1,239,178)	(3,426,089)
Change in net assets from Investor capital transactions	$—	$—	$(18,775)	$(1,096,075)
Cash Management
Proceeds from shares issued	$224,451	$2,717,056	$—	$—
Dividends and distributions reinvested	18	4,212	—	—
Cost of shares redeemed	(531,261)	(2,426,293)	—	—
Change in net assets from Cash Management capital transactions	$(306,792)	$294,975	$—	$—
Capital
Proceeds from shares issued	$354,484,782	$668,115,229	$22,373,883	$33,744,387
Dividends and distributions reinvested	447,956	1,430,816	27,878	89,729
Cost of shares redeemed	(336,635,175)	(665,062,945)	(22,294,827)	(33,056,737)
Change in net assets from Capital capital transactions	$18,297,563	$4,483,100	$106,934	$777,379
Service
Proceeds from shares issued	$—	$—	$44,847,346	$— (a)
Dividends and distributions reinvested	—	—	— (a)	1
Cost of shares redeemed	—	—	(43,833,123)	— (a)
Change in net assets from Service capital transactions	$—	$—	$1,014,223	$1

Total change in net assets from capital transactions	$19,529,356	$11,683,663	$(5,481)	$898,031

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
SHARE TRANSACTIONS:
Morgan
Issued	361,790,195	625,349,291	1,503,243	4,755,006
Reinvested	50,861	171,873	40,348	130,528
Redeemed	(361,410,701)	(624,283,245)	(1,479,464)	(4,347,456)
Change in Morgan Shares	430,355	1,237,919	64,127	538,078
Premier
Issued	278,499,424	606,832,392	1,270,108	2,533,479
Reinvested	63,388	210,021	7,836	16,766
Redeemed	(277,677,953)	(605,781,643)	(1,278,172)	(2,342,095)
Change in Premier Shares	884,859	1,260,770	(228)	208,150
Agency
Issued	138,087,185	241,638,474	1,597,630	4,499,319
Reinvested	128,111	391,963	7,343	15,936
Redeemed	(136,887,122)	(242,016,105)	(1,569,990)	(4,199,078)
Change in Agency Shares	1,328,174	14,332	34,983	316,177
Class B
Issued	6,020	9,769	5,571	12,676
Reinvested	83	241	179	688
Redeemed	(4,424)	(8,268)	(6,325)	(13,071)
Change in Class B Shares	1,679	1,742	(575)	293
Class C
Issued	7,144	9,757	159,091	615,455
Reinvested	61	126	5,901	19,872
Redeemed	(4,178)	(5,493)	(239,889)	(513,572)
Change in Class C Shares	3,027	4,390	(74,897)	121,755

SEE NOTES TO FINANCIAL STATEMENTS.

90   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
SHARE TRANSACTIONS (continued):
Institutional Class
Issued	135,402,608	296,065,849	2,697,323	7,830,825
Reinvested	242,026	735,073	14,820	68,410
Redeemed	(137,106,847)	(293,854,229)	(2,781,301)	(8,357,560)
Change in Institutional Class Shares	(1,462,213)	2,946,693	(69,158)	(458,325)
Reserve
Issued	224,106,873	426,062,650	192,115,125	472,466,344
Reinvested	2,244	4,802	867	3,939
Redeemed	(223,756,413)	(424,627,710)	(193,178,107)	(471,979,685)
Change in Reserve Shares	352,704	1,439,742	(1,062,115)	490,598
Investor
Issued	—	—	1,217,170	2,320,265
Reinvested	—	—	3,233	9,749
Redeemed	—	—	(1,239,178)	(3,426,089)
Change in Investor Shares	—	—	(18,775)	(1,096,075)
Cash Management
Issued	224,451	2,717,056	—	—
Reinvested	18	4,212	—	—
Redeemed	(531,261)	(2,426,293)	—	—
Change in Cash Management Shares	(306,792)	294,975	—	—
Capital
Issued	354,484,782	668,115,229	22,373,883	33,744,387
Reinvested	447,956	1,430,816	27,878	89,729
Redeemed	(336,635,175)	(665,062,945)	(22,294,827)	(33,056,737)
Change in Capital Shares	18,297,563	4,483,100	106,934	777,379
Service
Issued	—	—	44,847,346	— (a)
Reinvested	—	—	— (a)	1
Redeemed	—	—	(43,833,123)	— (a)
Change in Service Shares	—	—	1,014,223	1

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$232,229,559	$464,674,127	$132,936,684	$284,592,007
Dividends and distributions reinvested	11,871	38,993	3,277	18,898
Cost of shares redeemed	(231,781,430)	(464,601,322)	(133,110,098)	(284,581,530)
Change in net assets from Morgan capital transactions	$460,000	$111,798	$(170,137)	$29,375
Premier
Proceeds from shares issued	$87,442,379	$167,128,837	$13,353,711	$26,019,652
Dividends and distributions reinvested	11,567	41,992	3,184	18,082
Cost of shares redeemed	(87,561,913)	(166,938,340)	(13,408,070)	(26,329,341)
Change in net assets from Premier capital transactions	$(107,967)	$232,489	$(51,175)	$(291,607)
Agency
Proceeds from shares issued	$57,840,402	$112,355,236	$7,670,118	$14,950,152
Dividends and distributions reinvested	65,008	153,419	8,914	20,067
Cost of shares redeemed	(56,726,195)	(111,230,939)	(7,645,466)	(14,847,557)
Change in net assets from Agency capital transactions	$1,179,215	$1,277,716	$33,566	$122,662
Class B
Proceeds from shares issued	$—	$—	$269	$822
Dividends and distributions reinvested	—	—	6	50
Cost of shares redeemed	—	—	(728)	(858)
Change in net assets from Class B capital transactions	$—	$—	$(453)	$14
Class C
Proceeds from shares issued	$—	$—	$67,073	$211,504
Dividends and distributions reinvested	—	—	457	1,998
Cost of shares redeemed	—	—	(84,096)	(147,997)
Change in net assets from Class C capital transactions	$—	$—	$(16,566)	$65,505

SEE NOTES TO FINANCIAL STATEMENTS.

92   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CAPITAL TRANSACTIONS (continued):
Institutional Class
Proceeds from shares issued	$26,613,197	$34,635,374	$41,175,025	$26,923,520
Dividends and distributions reinvested	74,274	126,900	42,923	86,992
Cost of shares redeemed	(26,983,083)	(29,804,411)	(38,880,522)	(21,946,445)
Change in net assets from Institutional Class capital transactions	$(295,612)	$4,957,863	$2,337,426	$5,064,067
Reserve
Proceeds from shares issued	$37,320,039	$82,039,901	$136,465,577	$324,670,266
Dividends and distributions reinvested	60	416	701	3,269
Cost of shares redeemed	(37,364,111)	(82,103,588)	(136,504,859)	(324,318,141)
Change in net assets from Reserve capital transactions	$(44,012)	$(63,271)	$(38,581)	$355,394
Investor
Proceeds from shares issued	$—	$—	$2,023,167	$4,523,934
Dividends and distributions reinvested	—	—	1,042	6,381
Cost of shares redeemed	—	—	(2,167,711)	(5,014,133)
Change in net assets from Investor capital transactions	$—	$—	$(143,502)	$(483,818)
Capital
Proceeds from shares issued	$54,438,733	$74,703,799	$—	$—
Dividends and distributions reinvested	122,363	197,389	—	—
Cost of shares redeemed	(56,081,317)	(66,243,104)	—	—
Change in net assets from Capital capital transactions	$(1,520,221)	$8,658,084	$—	$—
Service
Proceeds from shares issued	$6,742,218	$249,987	$—	$—
Dividends and distributions reinvested	— (a)	22	—	—
Cost of shares redeemed	(6,589,754)	(249,773)	—	—
Change in net assets from Service capital transactions	$152,464	$236	$—	$—

Total change in net assets from capital transactions	$(176,133)	$15,174,915	$1,950,578	$4,861,592

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
SHARE TRANSACTIONS:
Morgan
Issued	232,229,559	464,674,127	132,936,684	284,592,007
Reinvested	11,871	38,993	3,277	18,898
Redeemed	(231,781,430)	(464,601,322)	(133,110,098)	(284,581,530)
Change in Morgan Shares	460,000	111,798	(170,137)	29,375
Premier
Issued	87,442,379	167,128,837	13,353,711	26,019,652
Reinvested	11,567	41,992	3,184	18,082
Redeemed	(87,561,913)	(166,938,340)	(13,408,070)	(26,329,341)
Change in Premier Shares	(107,967)	232,489	(51,175)	(291,607)
Agency
Issued	57,840,402	112,355,236	7,670,118	14,950,152
Reinvested	65,008	153,419	8,914	20,067
Redeemed	(56,726,195)	(111,230,939)	(7,645,466)	(14,847,557)
Change in Agency Shares	1,179,215	1,277,716	33,566	122,662
Class B
Issued	—	—	269	822
Reinvested	—	—	6	50
Redeemed	—	—	(728)	(858)
Change in Class B Shares	—	—	(453)	14
Class C
Issued	—	—	67,073	211,504
Reinvested	—	—	457	1,998
Redeemed	—	—	(84,096)	(147,997)
Change in Class C Shares	—	—	(16,566)	65,505

SEE NOTES TO FINANCIAL STATEMENTS.

94   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
SHARE TRANSACTIONS (continued):
Institutional Class
Issued	26,613,197	34,635,374	41,175,025	26,923,520
Reinvested	74,274	126,900	42,923	86,992
Redeemed	(26,983,083)	(29,804,411)	(38,880,522)	(21,946,445)
Change in Institutional Class Shares	(295,612)	4,957,863	2,337,426	5,064,067
Reserve
Issued	37,320,039	82,039,901	136,465,577	324,670,266
Reinvested	60	416	701	3,269
Redeemed	(37,364,111)	(82,103,588)	(136,504,859)	(324,318,141)
Change in Reserve Shares	(44,012)	(63,271)	(38,581)	355,394
Investor
Issued	—	—	2,023,167	4,523,934
Reinvested	—	—	1,042	6,381
Redeemed	—	—	(2,167,711)	(5,014,133)
Change in Investor Shares	—	—	(143,502)	(483,818)
Capital
Issued	54,438,733	74,703,799	—	—
Reinvested	122,363	197,389	—	—
Redeemed	(56,081,317)	(66,243,104)	—	—
Change in Capital Shares	(1,520,221)	8,658,084	—	—
Service
Issued	6,742,218	249,987	—	—
Reinvested	— (a)	22	—	—
Redeemed	(6,589,754)	(249,773)	—	—
Change in Service Shares	152,464	236	—	—

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$2,685,446	$7,925,705	$60,881,212	$89,097,576
Dividends and distributions reinvested	2,190	6,417	10,959	55,875
Cost of shares redeemed	(2,735,162)	(7,871,768)	(60,893,184)	(88,687,512)
Change in net assets from Morgan capital transactions	$(47,526)	$60,354	$(1,013)	$465,939
Premier
Proceeds from shares issued	$2,900,926	$3,635,129	$107,328,618	$203,393,487
Dividends and distributions reinvested	10,211	27,179	10,110	20,914
Cost of shares redeemed	(2,880,062)	(3,138,318)	(105,716,259)	(202,353,656)
Change in net assets from Premier capital transactions	$31,075	$523,990	$1,622,469	$1,060,745
Agency
Proceeds from shares issued	$1,412,197	$1,541,398	$21,453,275	$11,240,964
Dividends and distributions reinvested	5,560	6,909	14,322	31,192
Cost of shares redeemed	(1,264,101)	(1,150,197)	(20,034,373)	(10,521,991)
Change in net assets from Agency capital transactions	$153,656	$398,110	$1,433,224	$750,165
Institutional Class
Proceeds from shares issued	$20,343,271	$34,040,122	$31,002,126	$46,389,524
Dividends and distributions reinvested	119,179	352,147	68,409	134,137
Cost of shares redeemed	(22,495,383)	(26,548,151)	(29,713,866)	(36,301,779)
Change in net assets from Institutional Class capital transactions	$(2,032,933)	$7,844,118	$1,356,669	$10,221,882
Reserve
Proceeds from shares issued	$9,038	$62,876	$9,116,124	$15,561,788
Dividends and distributions reinvested	154	661	10,359	33,529
Cost of shares redeemed	(28,084)	(36,304)	(8,491,051)	(12,617,505)
Change in net assets from Reserve capital transactions	$(18,892)	$27,233	$635,432	$2,977,812
Capital
Proceeds from shares issued	$—	$—	$22,007,414	$28,181,961
Dividends and distributions reinvested	—	—	54,714	82,855
Cost of shares redeemed	—	—	(19,906,890)	(21,885,930)
Change in net assets from capital transactions	$—	$—	$2,155,238	$6,378,886

Total change in net assets from capital transactions	$(1,914,620)	$8,853,805	$7,202,019	$21,855,429

SEE NOTES TO FINANCIAL STATEMENTS.

96   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
SHARE TRANSACTIONS:
Morgan
Issued	2,685,446	7,925,705	60,881,212	89,097,576
Reinvested	2,190	6,417	10,959	55,875
Redeemed	(2,735,162)	(7,871,768)	(60,893,184)	(88,687,512)
Change in Morgan Shares	(47,526)	60,354	(1,013)	465,939
Premier
Issued	2,900,926	3,635,129	107,328,618	203,393,487
Reinvested	10,211	27,179	10,110	20,914
Redeemed	(2,880,062)	(3,138,318)	(105,716,259)	(202,353,656)
Change in Premier Shares	31,075	523,990	1,622,469	1,060,745
Agency
Issued	1,412,197	1,541,398	21,453,275	11,240,964
Reinvested	5,560	6,909	14,322	31,192
Redeemed	(1,264,101)	(1,150,197)	(20,034,373)	(10,521,991)
Change in Agency Shares	153,656	398,110	1,433,224	750,165
Institutional Class
Issued	20,343,271	34,040,122	31,002,126	46,389,524
Reinvested	119,179	352,147	68,409	134,137
Redeemed	(22,495,383)	(26,548,151)	(29,713,866)	(36,301,779)
Change in Institutional Class Shares	(2,032,933)	7,844,118	1,356,669	10,221,882
Reserve
Issued	9,038	62,876	9,116,124	15,561,788
Reinvested	154	661	10,359	33,529
Redeemed	(28,084)	(36,304)	(8,491,051)	(12,617,505)
Change in Reserve Shares	(18,892)	27,233	635,432	2,977,812
Capital
Issued	—	—	22,007,414	28,181,961
Reinvested	—	—	54,714	82,855
Redeemed	—	—	(19,906,890)	(21,885,930)
Change in Capital Shares	—	—	2,155,238	6,378,886

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$49,448,542	$85,575,701	$552,969	$1,201,980
Dividends and distributions reinvested	3,031	11,471	3,491	8,641
Cost of shares redeemed	(49,326,393)	(85,399,846)	(388,376)	(1,212,555)
Change in net assets from Morgan capital transactions	$125,180	$187,326	$168,084	$(1,934)
Premier
Proceeds from shares issued	$9,856,671	$11,010,623	$104,259	$927,144
Dividends and distributions reinvested	11,810	17,077	700	3,028
Cost of shares redeemed	(9,049,445)	(9,027,807)	(131,761)	(1,841,156)
Change in net assets from Premier capital transactions	$819,036	$1,999,893	$(26,802)	$(910,984)
Agency
Proceeds from shares issued	$2,764,004	$2,531,641	$146,154	$280,924
Dividends and distributions reinvested	8,485	12,295	742	705
Cost of shares redeemed	(1,844,689)	(2,296,572)	(39,686)	(278,479)
Change in net assets from Agency capital transactions	$927,800	$247,364	$107,210	$3,150
Institutional Class
Proceeds from shares issued	$33,286,197	$67,235,434	$1,583,028	$5,504,536
Dividends and distributions reinvested	86,115	198,095	2,269	21,880
Cost of shares redeemed	(29,669,211)	(63,197,014)	(2,027,816)	(5,115,034)
Change in net assets from Institutional Class capital transactions	$3,703,101	$4,236,515	$(442,519)	$411,382
Reserve
Proceeds from shares issued	$16,187,134	$30,756,453	$18,053,400	$55,519,720
Dividends and distributions reinvested	7,642	8,290	204	256
Cost of shares redeemed	(15,653,642)	(28,150,285)	(18,134,426)	(55,407,731)
Change in net assets from Reserve capital transactions	$541,134	$2,614,458	$(80,822)	$112,245
Service
Proceeds from shares issued	$—	$—	$1,884,438	$— (a)
Dividends and distributions reinvested	—	—	— (a)	— (a)
Cost of shares redeemed	—	—	(1,814,307)	— (a)
Change in net assets from Service capital transactions	$—	$—	$70,131	$— (a)
E*Trade
Proceeds from shares issued	$—	$—	$403,747	$890,268
Dividends and distributions reinvested	—	—	9,544	45,104
Cost of shares redeemed	—	—	(429,833)	(1,055,019)
Change in net assets from E*Trade capital transactions	$—	$—	$(16,542)	$(119,647)

Total change in net assets from capital transactions	$6,116,251	$9,285,556	$(221,260)	$(505,788)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

98   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
SHARE TRANSACTIONS:
Morgan
Issued	49,448,542	85,575,701	552,969	1,201,969
Reinvested	3,031	11,471	3,491	8,641
Redeemed	(49,326,393)	(85,399,846)	(388,376)	(1,212,555)
Change in Morgan Shares	125,180	187,326	168,084	(1,945)
Premier
Issued	9,856,671	11,010,623	104,259	927,144
Reinvested	11,810	17,077	700	3,028
Redeemed	(9,049,445)	(9,027,807)	(131,761)	(1,840,998)
Change in Premier Shares	819,036	1,999,893	(26,802)	(910,826)
Agency
Issued	2,764,004	2,531,641	146,154	280,922
Reinvested	8,485	12,295	742	705
Redeemed	(1,844,689)	(2,296,572)	(39,686)	(278,475)
Change in Agency Shares	927,800	247,364	107,210	3,152
Institutional Class
Issued	33,286,197	67,235,434	1,583,028	5,504,488
Reinvested	86,115	198,095	2,269	21,880
Redeemed	(29,669,211)	(63,197,014)	(2,027,816)	(5,115,034)
Change in Institutional Class Shares	3,703,101	4,236,515	(442,519)	411,334
Reserve
Issued	16,187,134	30,756,453	18,053,400	55,519,706
Reinvested	7,642	8,290	204	256
Redeemed	(15,653,642)	(28,150,285)	(18,134,426)	(55,407,731)
Change in Reserve Shares	541,134	2,614,458	(80,822)	112,231
Service
Issued	—	—	1,884,438	— (a)
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(1,814,307)	— (a)
Change in Service Shares	—	—	70,131	—
E*Trade
Issued	—	—	403,747	890,181
Reinvested	—	—	9,544	45,104
Redeemed	—	—	(429,833)	(1,055,019)
Change in E*Trade Shares	—	—	(16,542)	(119,734)

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Prime Money Market Fund
Morgan
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01		$—	(e)	$0.01		$(0.01)	$1.00
Year Ended February 29, 2008	1.00	0.05		—	(e)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(e)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Premier
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(e)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(e)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(e)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Agency
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(e)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(e)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(e)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.03		—		0.03		(0.03)	1.00
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Class B
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(e)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(e)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	—	(e)	—		—	(e)	— (e)	1.00
Year Ended August 31, 2003	1.00	—	(e)	—		—	(e)	— (e)	1.00

Class C
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(e)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(e)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	—	(e)	—		—	(e)	— (e)	1.00
Year Ended August 31, 2003	1.00	—	(e)	—		—	(e)	— (e)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Amount rounds to less than $0.01.

(f)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

100   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (excludes sales charge) (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
1.23%		$7,630,052	0.51%	2.43%	0.51%
4.75	(f)	7,199,661	0.51	4.64	0.52
4.79		5,961,657	0.51	4.72	0.53
1.80		3,995,204	0.51	3.61	0.53
2.08		3,771,089	0.55	2.05	0.58
0.59		3,919,246	0.59	0.59	0.63
0.87		4,627,000	0.59	0.90	0.62

1.26		9,990,708	0.45	2.48	0.46
4.82	(f)	9,105,808	0.45	4.72	0.47
4.85		7,844,932	0.45	4.75	0.48
1.83		7,450,365	0.45	3.65	0.48
2.18		8,577,924	0.15	2.22	0.48
0.73		5,887,641	0.45	0.73	0.47
1.01		5,411,913	0.45	1.00	0.46

1.36		11,968,770	0.26	2.68	0.31
5.02	(f)	10,640,542	0.26	4.88	0.32
5.05		10,626,102	0.26	4.95	0.33
1.93		9,357,166	0.26	3.84	0.33
2.37		12,406,388	0.26	2.35	0.33
0.93		11,669,540	0.26	0.92	0.32
1.20		12,648,000	0.26	1.20	0.31

1.00		9,583	0.97	1.97	1.15
4.28	(f)	7,903	0.97	4.18	1.17
4.31		6,161	0.97	4.26	1.18
1.57		5,907	0.97	3.16	1.18
1.52		5,690	1.11	1.58	1.23
0.12		8,247	1.06	0.12	1.28
0.25		10,093	1.21	0.27	1.27

1.00		8,914	0.97	1.96	1.16
4.28	(f)	5,887	0.97	4.11	1.17
4.31		1,497	0.97	4.33	1.17
1.57		611	0.97	3.21	1.18
1.52		387	1.11	1.54	1.23
0.12		661	1.07	0.13	1.28
0.25		564	1.21	0.25	1.27

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Prime Money Market Fund (continued)
Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)	$1.00
Year Ended February 29, 2008	1.00	0.05		—	(f)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.03		—		0.03		(0.03)	1.00
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Reserve
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Cash Management
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Capital
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(f)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
February 19, 2005 (e) through August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

102   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
1.39%		$26,893,521	0.20%	2.74%	0.26%
5.08	(g)	28,355,614	0.20	4.95	0.27
5.11		25,408,596	0.20	5.01	0.28
1.96		21,099,369	0.20	3.91	0.28
2.43		21,516,192	0.20	2.36	0.30
0.99		26,513,965	0.20	0.99	0.32
1.27		25,075,000	0.20	1.24	0.31

1.14		2,254,274	0.70	2.23	0.71
4.56	(g)	1,901,561	0.70	4.46	0.72
4.59		461,798	0.70	4.49	0.73
1.71		445,119	0.70	3.45	0.73
1.92		304,259	0.70	1.92	0.73
0.48		269,516	0.70	0.48	0.73
0.76		355,358	0.70	0.76	0.71

1.01		16,649	0.96	2.29	0.96
4.28	(g)	323,442	0.96	4.27	0.97
4.32		28,464	0.96	4.19	0.98
1.58		82,930	0.96	3.15	0.98
1.66		97,786	0.96	1.67	0.99
0.21		84,565	0.96	0.21	0.99
0.50		544,027	0.95	0.48	0.96

1.41		61,426,453	0.16	2.76	0.21
5.12	(g)	43,128,647	0.16	4.98	0.22
5.15		38,644,921	0.16	5.06	0.23
1.98		29,137,733	0.16	3.97	0.23
1.55		27,693,602	0.16	2.96	0.23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Liquid Assets Money Market Fund
Morgan
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)	$1.00
Year Ended February 29, 2008	1.00	0.05		—	(f)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
February 19, 2005 (e) through June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00

Premier
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(f)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
February 19, 2005 (e) through June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00

Agency
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(f)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
February 19, 2005 (e) through June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00

Class B
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended June 30, 2003	1.00	—	(f)	—		—	(f)	— (f)	1.00

Class C
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended June 30, 2003	1.00	—	(f)	—		—	(f)	— (f)	1.00

Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(f)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.03		—	(f)	0.03		(0.03)	1.00
February 19, 2005 (e) through June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(h)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

104   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (excludes sales charge) (b)		Net assets end of period (000’s)	Net expenses (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
1.21%		$3,386,222	0.59%		2.38%	0.62%
4.69	(g)	3,322,087	0.60	(h)	4.57	0.63
4.69		2,783,868	0.59		4.62	0.64
2.26		1,889,908	0.59		3.56	0.64
0.84		253,991	0.59		2.36	0.64

1.28		753,863	0.45		2.55	0.47
4.84	(g)	754,089	0.45		4.68	0.48
4.84		545,911	0.45		4.77	0.49
2.36		316,397	0.45		3.61	0.49
0.89		80,814	0.45		2.52	0.52

1.38		534,575	0.26		2.67	0.32
5.03	(g)	499,591	0.26		4.86	0.33
5.03		183,392	0.26		4.94	0.34
2.49		206,098	0.26		3.68	0.34
0.96		482,594	0.26		2.68	0.37

1.02		18,435	0.97		2.02	1.17
4.29	(g)	19,010	0.98	(h)	4.20	1.18
4.30		18,717	0.97		4.23	1.19
2.01		20,450	0.97		2.97	1.19
1.27		26,999	1.01		1.17	1.44
0.15		41,540	1.02		0.15	1.54
0.33		62,581	1.33		0.32	1.55

1.02		541,850	0.97		2.03	1.17
4.29	(g)	616,746	0.98	(h)	4.17	1.18
4.29		494,963	0.97		4.20	1.19
2.01		543,064	0.97		3.04	1.19
1.27		347,285	0.97		2.06	1.23
0.15		8,284	1.02		0.15	1.52
0.33		9,267	1.33		0.31	1.55

1.41		1,142,595	0.20		2.78	0.27
5.10	(g)	1,211,750	0.20		5.01	0.28
5.10		1,670,013	0.20		4.96	0.29
2.53		1,882,903	0.20		3.77	0.29
0.98		1,452,881	0.20		2.76	0.32

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Liquid Assets Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)	$1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Investor
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(f)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended June 30, 2004	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Capital
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(f)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.03		—	(f)	0.03		(0.03)	1.00
February 19, 2005 (e) through June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00

Service
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 29, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
July 15, 2005 (e) through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(h)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

106   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets end of period (000’s)	Net expenses (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
1.15%		$889,880	0.70%		2.33%	0.72%
4.57	(g)	1,951,990	0.71	(h)	4.48	0.73
4.58		1,461,304	0.70		4.41	0.74
2.19		2,564,187	0.70		3.25	0.74
1.53		3,569,531	0.75		1.48	0.78
0.40		4,372,583	0.77		0.40	0.79
0.89		5,744,025	0.77		0.90	0.80

1.25		726,608	0.51		2.47	0.52
4.77	(g)	745,382	0.51		4.74	0.53
4.77		1,841,427	0.51		4.69	0.54
2.32		1,685,923	0.51		3.44	0.54
1.77		1,962,817	0.52		1.58	0.55
0.65		3,898,608	0.52		0.65	0.54
1.15		4,881,506	0.52		1.14	0.55

1.43		2,548,047	0.16		2.83	0.22
5.14	(g)	2,441,114	0.16		4.94	0.23
5.14		1,663,573	0.16		5.02	0.24
2.56		1,631,764	0.16		3.73	0.24
0.99		3,102,545	0.16		2.80	0.27

0.98		1,014,240	1.05		1.69	1.07
0.04	(g)	17	1.04		4.14	1.08
4.27		16	1.00		4.19	1.09
1.89		15	1.00		3.00	1.10

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net asset value, end of period
U.S. Government Money Market Fund
Morgan
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01	$—	(f)	$0.01	$(0.01)	$1.00
Year Ended February 29, 2008	1.00	0.04	—	(f)	0.04	(0.04)	1.00
Year Ended February 29, 2007	1.00	0.05	—	(f)	0.05	(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)	1.00
February 19, 2005 (e) through June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	1.00

Premier
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01	—	(f)	0.01	(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05	—	(f)	0.05	(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)	1.00
Year Ended June 30, 2005	1.00	0.02	—	(f)	0.02	(0.02)	1.00
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	1.00
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	1.00

Agency
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01	—	(f)	0.01	(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05	—	(f)	0.05	(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)	1.00
Year Ended June 30, 2005	1.00	0.02	—	(f)	0.02	(0.02)	1.00
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	1.00
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	1.00

Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01	—	(f)	0.01	(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05	—	(f)	0.05	(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)	1.00
February 19, 2005 (e) through June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

108   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
0.99%		$3,816,986	0.59%	1.95%	0.61%
4.48	(g)	3,356,978	0.59	4.38	0.62
4.65		3,245,121	0.59	4.58	0.63
2.24		2,648,298	0.59	3.34	0.63
0.81		2,445,422	0.59	2.26	0.63

1.06		1,748,565	0.45	2.10	0.46
4.62	(g)	1,856,533	0.45	4.49	0.47
4.80		1,624,006	0.45	4.69	0.48
2.37		1,957,807	0.39	3.56	0.48
1.79		1,416,600	0.39	1.94	0.44
0.72		728,456	0.39	0.71	0.39
1.15		770,196	0.39	1.13	0.39

1.16		6,347,494	0.26	2.26	0.31
4.82	(g)	5,168,268	0.26	4.65	0.32
5.00		3,890,478	0.26	4.91	0.33
2.48		3,516,960	0.24	3.65	0.33
1.95		4,045,754	0.24	2.55	0.32
0.87		98,212	0.24	0.86	0.24
1.30		578,118	0.24	1.14	0.24

1.19		6,728,354	0.20	2.36	0.26
4.88	(g)	7,023,964	0.20	4.58	0.26
5.06		2,065,993	0.20	4.94	0.28
2.50		2,314,372	0.20	3.76	0.28
0.94		2,017,162	0.20	2.66	0.28

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net asset value, end of period
U.S. Government Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01	$—	(g)	$0.01	$(0.01)	$1.00
Year Ended February 29, 2008	1.00	0.04	—	(g)	0.04	(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04	—	(g)	0.04	(0.04)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)	1.00
February 19, 2005 (e) through June 30, 2005	1.00	0.01	—	(g)	0.01	(0.01)	1.00

Capital (f)
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01	—	(g)	0.01	(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05	—	(g)	0.05	(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.03	—		0.03	(0.03)	1.00
Year Ended June 30, 2005	1.00	0.02	—	(g)	0.02	(0.02)	1.00
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	1.00
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	1.00

Service
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01	—	(g)	0.01	(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04	—	(g)	0.04	(0.04)	1.00
Year Ended February 29, 2007	1.00	0.04	—	(g)	0.04	(0.04)	1.00
July 15, 2005 (e) through February 28, 2006 (d)	1.00	0.02	—		0.02	(0.02)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Effective February 19, 2005, Class I was renamed as Capital Shares.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

110   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
0.94%		$236,315	0.70%	1.86%	0.71%
4.36	(h)	280,327	0.70	4.30	0.72
4.54		343,592	0.70	4.37	0.73
2.17		719,836	0.69	3.23	0.73
0.77		749,475	0.69	2.19	0.73

1.21		14,123,414	0.16	2.40	0.21
4.92	(h)	15,643,602	0.16	4.64	0.21
5.10		6,985,294	0.16	4.94	0.23
2.54		11,330,299	0.14	3.89	0.23
2.05		4,529,318	0.14	1.94	0.17
0.97		7,157,361	0.14	0.96	0.14
1.40		9,031,960	0.14	1.37	0.14

0.76		152,718	1.05	1.30	1.05
4.01	(h)	252	1.05	3.00	1.06
4.23		16	1.00	4.15	1.07
1.87		15	1.00	2.97	1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
U.S. Treasury Plus Money Market Fund
Morgan
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)	$1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 29, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
February 19, 2005 (e) through June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	1.00

Premier
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
February 19, 2005 (e) through June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	1.00

Agency
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
February 19, 2005 (e) through June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	1.00

Class B
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended June 30, 2003	1.00	—	(f)	—		—	(f)	— (f)	1.00

Class C
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended June 30, 2003	1.00	—	(f)	—		—	(f)	— (f)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

112   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
0.70%		$1,769,235	0.59%	1.38%	0.61%
4.02	(g)	1,939,331	0.59	3.95	0.62
4.62		1,909,921	0.59	4.59	0.63
2.16		875,609	0.59	3.20	0.64
0.78		812,795	0.59	2.20	0.62

0.77		1,081,471	0.45	1.52	0.46
4.17	(g)	1,132,622	0.45	4.07	0.47
4.76		1,424,189	0.45	4.68	0.48
2.25		1,164,950	0.45	3.36	0.49
0.83		1,009,503	0.45	2.32	0.47

0.87		1,053,247	0.26	1.67	0.31
4.37	(g)	1,019,655	0.26	4.13	0.32
4.96		896,961	0.26	4.85	0.33
2.38		894,875	0.26	3.55	0.34
0.89		898,116	0.26	2.52	0.32

0.52		1,089	0.95	1.02	1.16
3.63	(g)	1,542	0.97	3.60	1.17
4.22		1,528	0.97	4.15	1.18
1.90		1,819	0.97	2.82	1.19
1.25		2,358	0.87	1.18	1.42
0.24		2,860	0.82	0.24	1.52
0.31		3,096	1.17	0.31	1.53

0.52		76,968	0.95	1.02	1.16
3.63	(g)	93,532	0.97	3.21	1.17
4.22		28,026	0.97	4.18	1.18
1.90		21,148	0.97	2.82	1.19
1.25		27,589	0.96	1.90	1.21
0.24		548	0.83	0.24	1.53
0.31		869	1.19	0.30	1.53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
U.S. Treasury Plus Money Market Fund (continued)
Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)	$1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
February 19, 2005 (e) through June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	1.00

Reserve
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Investor
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended June 30, 2004	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

114   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
0.90%		$8,411,478	0.20%	1.77%	0.26%
4.43	(g)	6,073,940	0.20	3.92	0.27
5.03		1,009,749	0.20	4.87	0.28
2.42		4,151,409	0.20	3.72	0.29
0.92		1,705,565	0.20	2.61	0.27

0.64		1,193,089	0.70	1.28	0.71
3.91	(g)	1,231,644	0.70	3.85	0.72
4.50		876,221	0.70	4.36	0.73
2.08		1,504,955	0.70	3.10	0.74
1.38		1,737,775	0.74	1.40	0.75
0.29		1,702,965	0.77	0.29	0.77
0.73		2,453,050	0.77	0.75	0.78

0.74		1,227,080	0.51	1.47	0.51
4.11	(g)	1,370,557	0.51	4.11	0.52
4.70		1,854,344	0.51	4.60	0.53
2.21		1,987,416	0.51	3.27	0.54
1.52		2,509,650	0.52	1.56	0.52
0.55		2,920,637	0.52	0.54	0.52
0.99		3,912,526	0.52	0.99	0.53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Federal Money Market Fund
Morgan
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)	$1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Premier
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Agency
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(f)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.05		—	(f)	0.05		(0.05)	1.00
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Reserve
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
February 19, 2005 (e) through August 31, 2005	1.00	0.01		—		0.01		(0.01)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

116   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (b)	Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
0.97%	$248,209	0.59%	1.92%	0.61%
4.42	295,739	0.59	4.29	0.62
4.61	235,377	0.59	4.53	0.63
1.72	206,926	0.59	3.44	0.64
1.88	220,885	0.64	1.85	0.72
0.41	238,643	0.70	0.40	0.79
0.70	310,996	0.70	0.72	0.79

1.04	1,159,944	0.45	2.07	0.46
4.57	1,128,873	0.45	4.41	0.47
4.76	604,858	0.45	4.62	0.48
1.79	756,761	0.45	3.52	0.49
2.08	1,502,964	0.45	2.13	0.49
0.66	1,057,504	0.45	0.65	0.48
0.95	1,214,705	0.45	0.96	0.47

1.14	724,097	0.26	2.24	0.31
4.77	570,445	0.26	4.47	0.32
4.96	172,324	0.26	4.82	0.33
1.89	200,822	0.26	3.74	0.34
2.27	203,604	0.26	2.17	0.34
0.85	389,465	0.26	0.85	0.33
1.14	333,490	0.26	1.20	0.33

1.17	11,503,689	0.20	2.32	0.26
4.83	13,536,697	0.20	4.64	0.27
5.02	5,692,265	0.20	4.95	0.28
1.92	2,266,888	0.20	3.86	0.23
2.34	1,817,800	0.20	2.36	0.31
0.91	1,271,387	0.20	0.90	0.32
1.20	1,712,000	0.20	1.20	0.32

0.91	9,594	0.70	1.93	0.71
4.31	28,485	0.70	4.08	0.72
4.50	1,251	0.70	4.45	0.73
1.67	760	0.70	3.30	0.74
1.21	1,093	0.70	2.65	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

				Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
100% U.S. Treasury Securities Money Market Fund
Morgan
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)	$—		$(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	—	(f)	(0.04)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	—		— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Premier
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	—	(f)	(0.04)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Agency
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	—	(f)	(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	—	(f)	(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Reserve
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	—	(f)	(0.04)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
February 19, 2005 (e) through August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Capital
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(f)	0.05		(0.05)	—	(f)	(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	—		(0.02)
February 19, 2005 (e) through August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

118   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$1.00	0.61%		$2,358,441	0.59%	1.20%	0.61%
1.00	3.79	(g)	2,359,306	0.59	3.67	0.62
1.00	4.39		1,893,320	0.59	4.29	0.63
1.00	1.59		1,913,521	0.59	3.18	0.64
1.00	1.75		2,032,558	0.59	1.75	0.66
1.00	0.45		1,868,692	0.59	0.43	0.69
1.00	0.75		2,535,204	0.59	0.77	0.69

1.00	0.68		3,974,890	0.45	1.34	0.46
1.00	3.94	(g)	2,352,252	0.45	3.74	0.47
1.00	4.54		1,291,467	0.45	4.45	0.48
1.00	1.69		1,507,936	0.39	3.48	0.49
1.00	1.92		1,010,061	0.41	2.08	0.48
1.00	0.58		564,734	0.46	0.57	0.47
1.00	0.88		488,963	0.46	0.85	0.47

1.00	0.78		2,740,043	0.26	1.51	0.31
1.00	4.13	(g)	1,306,725	0.26	3.94	0.32
1.00	4.74		556,544	0.26	4.63	0.33
1.00	1.77		1,098,879	0.24	3.56	0.34
1.00	2.10		738,403	0.24	2.09	0.33
1.00	0.79		784,065	0.25	0.78	0.32
1.00	1.09		818,000	0.25	1.11	0.32

1.00	0.81		14,364,395	0.20	1.59	0.26
1.00	4.20	(g)	13,006,895	0.20	3.75	0.27
1.00	4.80		2,784,927	0.20	4.72	0.28
1.00	1.79		1,579,514	0.20	3.59	0.29
1.00	2.14		1,318,264	0.20	2.07	0.30
1.00	0.84		1,976,796	0.20	0.84	0.31
1.00	1.14		1,126,307	0.20	1.08	0.32

1.00	0.55		4,399,477	0.70	1.10	0.71
1.00	3.68	(g)	3,763,803	0.70	3.33	0.72
1.00	4.27		785,951	0.70	4.37	0.72
1.00	1.54		2,663	0.68	3.21	0.74
1.00	1.11		968	0.68	2.37	0.73

1.00	0.83		9,917,456	0.16	1.63	0.21
1.00	4.24	(g)	7,761,701	0.16	3.75	0.22
1.00	4.84		1,382,765	0.16	4.72	0.23
1.00	1.82		1,380,249	0.14	3.61	0.24
1.00	1.40		1,670,983	0.14	2.64	0.23

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Tax Free Money Market Fund
Morgan
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)	$1.00
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)	1.00
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Premier
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)	1.00
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Agency
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)	1.00
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)	1.00
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

Reserve
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)	1.00
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)	1.00
February 19, 2005 (e) through August 31, 2005	1.00	0.01		—		0.01		(0.01)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

120   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (b)	Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
0.76%	$883,616	0.59%	1.49%	0.61%
2.96	758,385	0.59	2.93	0.62
2.97	570,935	0.59	3.00	0.62
1.15	465,810	0.59	2.37	0.63
1.43	557,839	0.59	1.43	0.66
0.48	566,501	0.59	0.48	0.68
0.69	655,098	0.59	0.72	0.69

0.83	4,898,441	0.45	1.63	0.46
3.11	4,079,130	0.45	2.96	0.47
3.10	2,078,846	0.45	3.07	0.47
1.22	6,120,346	0.45	2.47	0.48
1.58	4,686,356	0.45	1.57	0.48
0.62	4,038,922	0.45	0.62	0.47
0.83	3,429,000	0.45	0.82	0.47

0.93	1,463,326	0.26	1.75	0.31
3.30	535,484	0.26	3.21	0.32
3.31	288,068	0.26	3.26	0.32
1.31	444,492	0.26	2.63	0.33
1.77	904,664	0.26	1.74	0.33
0.81	1,173,270	0.26	0.82	0.32
1.02	724,817	0.26	1.05	0.33

0.96	16,197,581	0.20	1.88	0.26
3.37	12,493,562	0.20	3.27	0.27
3.37	8,255,381	0.20	3.32	0.27
1.34	9,465,973	0.20	2.69	0.28
1.83	8,973,878	0.20	1.81	0.30
0.87	8,684,334	0.20	0.87	0.31
1.09	6,332,000	0.20	1.05	0.32

0.71	7,788,432	0.70	1.39	0.71
2.85	7,246,804	0.70	2.75	0.72
2.86	4,631,440	0.70	2.92	0.72
1.09	2,829	0.70	2.17	0.73
0.86	2,423	0.70	1.71	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

			Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01	$—	(f)	$0.01	$(0.01)	$—		$(0.01)
Year Ended February 29, 2008	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
July 1, 2005 through February 28, 2006 (d)	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
February 19, 2005 (e) through June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)

Premier
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
July 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

Agency
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
July 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) through June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)

Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
July 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) through June 30, 2005	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

122   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$1.00	0.81%		$481,223	0.59%	1.56%	0.62%
1.00	2.99	(g)	313,132	0.59	2.94	0.64
1.00	3.01		315,046	0.59	2.97	0.63
1.00	1.49		248,123	0.59	2.33	0.64
1.00	0.63		36,495	0.59	1.79	0.63

1.00	0.88		99,450	0.45	1.76	0.48
1.00	3.13	(g)	126,250	0.45	3.25	0.49
1.00	3.16		1,037,219	0.45	3.11	0.48
1.00	1.58		906,870	0.45	2.36	0.48
1.00	1.42		827,335	0.45	1.39	0.51
1.00	0.61		867,509	0.45	0.60	0.53
1.00	0.96		1,085,136	0.45	0.96	0.53

1.00	0.97		126,788	0.26	1.79	0.32
1.00	3.33	(g)	19,577	0.26	3.20	0.34
1.00	3.35		16,427	0.26	3.22	0.34
1.00	1.71		45,534	0.26	2.71	0.34
1.00	0.75		17	0.26	2.34	0.32

1.00	1.01		205,368	0.20	2.06	0.28
1.00	3.39	(g)	647,885	0.20	3.37	0.29
1.00	3.41		236,421	0.20	3.36	0.28
1.00	1.75		249,762	0.20	2.71	0.29
1.00	0.77		84,755	0.20	2.27	0.28

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

				Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Municipal Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)	$—		$(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)	—	(f)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—	(f)	(0.03)
July 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)	—		— (f)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)

Service
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.02		—	(f)	0.02		(0.02)	—	(f)	(0.02)
Year Ended February 29, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—	(f)	(0.03)
July 15, 2005 (e) through February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)

E*Trade
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)	—	(f)	(0.03)
Year Ended February 29, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—	(f)	(0.03)
January 17, 2006 (e) through February 28, 2006 (d)	1.00	—	(f)	—		—	(f)	— (f)	—		— (f)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

124   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$1.00	0.75%		$145,096	0.70%	1.52%	0.72%
1.00	2.87	(g)	225,916	0.70	2.85	0.74
1.00	2.90		113,653	0.70	2.85	0.73
1.00	1.41		173,362	0.70	2.09	0.73
1.00	1.16		373,788	0.70	1.13	0.76
1.00	0.36		375,729	0.70	0.35	0.78
1.00	0.71		486,778	0.70	0.71	0.78

1.00	0.58		70,147	1.05	0.95	1.07
1.00	2.53	(g)	16	1.04	2.49	1.09
1.00	2.59		15	1.00	2.55	1.09
1.00	1.16		15	1.00	1.85	1.09

1.00	0.60		1,587,389	1.00	1.19	1.07
1.00	2.57	(g)	1,603,907	1.00	2.55	1.09
1.00	2.59		1,723,433	1.00	2.60	1.08
1.00	0.25		307,366	1.00	2.11	1.09

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   125

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust
Prime Money Market Fund	Morgan, Premier, Agency, Class B, Class C, Institutional Class, Reserve,	JPM I
Cash Management and Capital
Liquid Assets Money Market Fund	Morgan, Premier, Agency, Class B, Class C, Institutional Class, Reserve,	JPM II
Investor, Capital and Service
U.S. Government Money Market Fund	Morgan, Premier, Agency, Institutional Class, Reserve, Capital and Service	JPM II
U.S. Treasury Plus Money Market Fund	Morgan, Premier, Agency, Class B, Class C, Institutional Class, Reserve and Investor	JPM II
Federal Money Market Fund	Morgan, Premier, Agency, Institutional Class and Reserve	JPM I
100% U.S. Treasury Securities Money Market Fund	Morgan, Premier, Agency, Institutional Class, Reserve and Capital	JPM I
Tax Free Money Market Fund	Morgan, Premier, Agency, Institutional Class and Reserve	JPM I
Municipal Money Market Fund	Morgan, Premier, Agency, Institutional Class, Reserve, Service and E*Trade	JPM II

Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Morgan Shares after eight years. No sales charges are assessed with respect to the Morgan, Premier, Agency, Institutional Class, Reserve, Cash Management, Capital, Investor, Service and E*Trade Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — The Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

Certain Funds may hold funding agreements which are contracts that obligate the issuer to pay a guaranteed rate of interest on a principal sum deposited by a purchaser and which may also guarantee the return of principal. Because the funding agreements are not traded, they are generally classified as illiquid securities and are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations are generally based on the creditworthiness of the funding agreement’s issuer. It is possible that the estimated values may differ from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Funds’ investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

126   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Prime Money Market Fund
Level 1	$—	$—
Level 2	120,009,374	—
Level 3	—	—
Total	$120,009,374	$—
Liquid Assets Money Market Fund
Level 1	$—	$—
Level 2	11,540,489	—
Level 3	—	—
Total	$11,540,489	$—
U.S. Government Money Market Fund
Level 1	$—	$—
Level 2	33,798,665	—
Level 3	—	—
Total	$33,798,665	$—
U.S. Treasury Plus Money Market Fund
Level 1	$—	$—
Level 2	14,818,431	—
Level 3	—	—
Total	$14,818,431	$—
Federal Money Market Fund
Level 1	$—	$—
Level 2	13,620,868	—
Level 3	—	—
Total	$13,620,868	$—
100% U.S. Treasury Securities Money Market Fund
Level 1	$—	$—
Level 2	37,773,132	—
Level 3	—	—
Total	$37,773,132	$—
Tax Free Money Market Fund
Level 1	$—	$—
Level 2	30,912,247	—
Level 3	—	—
Total	$30,912,247	$—
Municipal Money Market Fund
Level 1	$—	$—
Level 2	2,706,057	—
Level 3	—	—
Total	$2,706,057	$—

*	Other financial instruments include futures, forwards and swap contracts.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   127

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

B. Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2008 (amounts in thousands):

	Value	Percentage
Prime Money Market Fund	$575,000	0.5%
Liquid Assets Money Market Fund	107,000	0.9

C. Repurchase Agreements — Certain Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D. Securities Lending — To generate additional income, the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund may lend up to 33-1/3% of its assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities (collectively, “U.S. government securities”). JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent pursuant to a Securities Lending Agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

Under the Securities Lending Agreement, JPMCB, acting as agent for the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the value of the loaned securities plus accrued interest. During the term of the loan, the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent. Liquid Assets Money Market Fund and U.S. Government Money Market Fund will simultaneously seek to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Liquid Assets Money Market Fund and U.S. Government Money Market Fund retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the 100% U.S. Treasury Securities Money Market Fund. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statements of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedules of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.06% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of U.S. securities outstanding during a given month; and (ii) 0.1142% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of non-U.S. securities outstanding during a given month. For the six months ended August 31, 2008, JPMCB voluntarily reduced its fee to (i) 0.03% for each loan of U.S. securities and (ii) 0.09% for each loan of non-U.S. securities outstanding during a given month.

Effective September 2, 2008, under the Securities Lending Agreement, JPMCB is entitled to a fee paid monthly in arrears equal to: (i) 0.03% of the average dollar value of loans of U.S. Securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-U.S. securities outstanding during a given month.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

As of August 31, 2008, the following Fund had securities with the following values on loan, received the following collateral and for the six months then ended, paid the following amounts to related party affiliates (amounts in thousands):

	Value of Loaned Securities	Value of Collateral	Lending Agent Fees Paid
100% U.S. Treasury Securities Money Market Fund (a)	$3,547,931	$3,618,890	$723

(a)	Collateral was received in the form of U.S. Treasury Securities, which the Fund cannot sell or repledge, and accordingly, are not reflected in the Fund’s assets and liabilities.

128   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

F. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of a Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

H. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to separate Amended and Restated Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (“JPMIM”) acts as the investment advisor to the Prime Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund and JPMorgan Investment Advisors Inc. (“JPMIA”, and together with JPMIM, each an “Advisor”) acts as the investment advisor to the Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market and Municipal Money Market Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIA is an indirect, wholly-owned subsidiary of JPMorgan. The Advisors supervise the investments of each respective Fund and for such services are paid a fee. Each Advisor’s fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

The Funds may invest in one or more money market funds advised by the Advisors or their affiliates. The Advisor, Administrator and Shareholder Servicing Agent reimburse to the Funds an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

As of August 31, 2008, there were no waivers/reimbursements resulting from investments in the money market funds.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the JPMorgan Fund Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2008, the annualized effective rate was 0.07% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Morgan, Class B, Class C, Reserve, Cash Management, Service and E*Trade Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Premier, Agency, Institutional Class, Investor and Capital Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   129

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

	Morgan	Class B	Class C	Reserve	Cash Management	Service	E*Trade
Prime Money Market Fund	n/a	0.75%	0.75%	0.25%	0.50%	n/a	n/a
Liquid Assets Money Market Fund	0.10%	0.75	0.75	0.25	n/a	0.60%	n/a
U.S. Government Money Market Fund	0.10	n/a	n/a	0.25	n/a	0.60	n/a
U.S. Treasury Plus Money Market Fund	0.10	0.75	0.75	0.25	n/a	n/a	n/a
Federal Money Market Fund	0.10	n/a	n/a	0.25	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	n/a	n/a	0.25	n/a	n/a	n/a
Tax Free Money Market Fund	0.10	n/a	n/a	0.25	n/a	n/a	n/a
Municipal Money Market Fund	0.10	n/a	n/a	0.25	n/a	0.60	0.60%

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class B and Class C Shares. For the six months ended August 31, 2008, the Distributor retained the following amounts (in thousands):

CDSC
Prime Money Market Fund	$29
Liquid Assets Money Market Fund	34
U.S. Treasury Plus Money Market Fund	6

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Morgan	Premier	Agency	Class B	Class C	Institutional Class
Prime Money Market Fund	0.35%	0.30%	0.15%	0.25%	0.25%	0.10%
Liquid Assets Money Market Fund	0.35	0.30	0.15	0.25	0.25	0.10
U.S. Government Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
U.S. Treasury Plus Money Market Fund	0.35	0.30	0.15	0.25	0.25	0.10
Federal Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
100% U.S. Treasury Securities Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
Tax Free Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
Municipal Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10

	Reserve	Investor	Cash Management	Capital	Service	E*Trade
Prime Money Market Fund	0.30%	n/a	0.30%	0.05%	n/a	n/a
Liquid Assets Money Market Fund	0.30	0.35%	n/a	0.05	0.30%	n/a
U.S. Government Money Market Fund	0.30	n/a	n/a	0.05	0.30	n/a
U.S. Treasury Plus Money Market Fund	0.30	0.35	n/a	n/a	n/a	n/a
Federal Money Market Fund	0.30	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.30	n/a	n/a	0.05	n/a	n/a
Tax Free Money Market Fund	0.30	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	0.30	n/a	n/a	n/a	0.30	0.30%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statements of Operations.

F. Waivers and Reimbursements — The Advisors, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

130   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Morgan	Premier	Agency	Class B	Class C	Institutional Class
Prime Money Market Fund	0.52%	0.45%	0.26%	0.97%	0.97%	0.20%
Liquid Assets Money Market Fund	0.59	0.45	0.26	0.97	0.97	0.20
U.S. Government Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
U.S. Treasury Plus Money Market Fund	0.59	0.45	0.26	0.97	0.97	0.20
Federal Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
100% U.S. Treasury Securities Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
Tax Free Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
Municipal Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20

	Reserve	Investor	Cash Management	Capital	Service	E*Trade
Prime Money Market Fund	0.70%	n/a	0.96%	0.16%	n/a	n/a
Liquid Assets Money Market Fund	0.70	0.51%	n/a	0.16	1.05%	n/a
U.S. Government Money Market Fund	0.70	n/a	n/a	0.16	1.05	n/a
U.S. Treasury Plus Money Market Fund	0.70	0.51	n/a	n/a	n/a	n/a
Federal Money Market Fund	0.70	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.70	n/a	n/a	0.16	n/a	n/a
Tax Free Money Market Fund	0.70	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	0.70	n/a	n/a	n/a	1.05	1.00%

The contractual expense limitation agreements were in effect for the six months ended August 31, 2008. The expense limitation percentages in the table above are in place until at least June 30, 2009.

For the six months ended August 31, 2008, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Administration	Shareholder Servicing	Total
Prime Money Market Fund	$—	$23,591	$23,591
Liquid Assets Money Market Fund	508	2,232	2,740
U.S. Government Money Market Fund	—	7,926	7,926
U.S. Treasury Plus Money Market Fund	5	2,641	2,646
Federal Money Market Fund	—	3,884	3,884
100% U.S. Treasury Securities Money Market Fund	1,590	5,833	7,423
Tax Free Money Market Fund	—	5,466	5,466
Municipal Money Market Fund	—	906	906

	Voluntary Waivers
	Shareholder Servicing	Distribution	Total
U.S. Treasury Plus Money Market Fund	$2	$5	$7

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2008, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisors.

The Funds may use related party brokers/dealers. For the six months ended August 31, 2008, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisors.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   131

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

The Securities and Exchange Commission (the “SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific expenses for the six months ended August 31, 2008 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Morgan	$—	$13,107
Premier	—	14,090
Agency	—	8,843
Class B	34	11
Class C	26	9
Institutional Class	—	13,345
Reserve	2,495	2,994
Cash Management	249	149
Capital	—	13,180
	$2,804	$65,728
Liquid Assets Money Market Fund
Morgan	$1,721	$6,023
Premier	—	1,132
Agency	—	454
Class B	69	23
Class C	2,178	726
Institutional Class	—	561
Reserve	2,011	2,413
Investor	—	1,318
Capital	—	695
Service	1,061	531
	$7,040	$13,876
U.S. Government Money Market Fund
Morgan	$1,793	$6,274
Premier	—	3,038
Agency	—	4,813
Institutional Class	—	4,035
Reserve	378	454
Capital	—	3,696
Service	167	83
	$2,338	$22,393
U.S. Treasury Plus Money Market Fund
Morgan	$923	$3,231
Premier	—	1,747
Agency	—	940
Class B	5	2
Class C	337	112
Institutional Class	—	3,271
Reserve	1,487	1,784
Investor	—	2,211
	$2,752	$13,298

132   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Distribution	Shareholder Servicing
Federal Money Market Fund
Morgan	$137	$479
Premier	—	1,702
Agency	—	492
Institutional Class	—	6,105
Reserve	21	25
	$158	$8,803
100% U.S. Treasury Securities Money Market Fund
Morgan	$1,288	$4,510
Premier	—	4,911
Agency	—	1,612
Institutional Class	—	6,885
Reserve	5,204	6,244
Capital	—	2,290
	$6,492	$26,452
Tax Free Money Market Fund
Morgan	$430	$1,505
Premier	—	7,112
Agency	—	775
Institutional Class	—	7,849
Reserve	9,975	11,969
	$10,405	$29,210
Municipal Money Market Fund
Morgan	$226	$791
Premier	—	194
Agency	—	62
Institutional Class	—	156
Reserve	235	282
Service	66	33
E*Trade	4,800	2,400
	$5,327	$3,918

5. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 18, 2008.

As of August 31, 2008, the Liquid Assets Money Market Fund had no outstanding loans from another fund. Average loans for the six months ended August 31, 2008, were as follows (amounts in thousands):

	Average Loans	Average Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$16,020	1	$33

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   133

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

Interest earned, if any, as a result of lending money to another fund as of August 31, 2008 is included in Income from interfund lending (net) in the Statements of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2008, or at any time during the six months then ended.

6. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

For the Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund, one or more affiliates of the Funds’ investment advisors have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets. Significant shareholder transactions, if any, may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region. Issuances backed by bond insurers may be impacted by changes to bond insurers’ ratings.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

The Funds may invest a portion of their assets in debt obligations that are insured by bond insurers. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers.

7. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (BOIA), now known as JPMIA, entered into agreements with the SEC and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPM II) in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, The One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

JPM II, any series thereof, the JPMorgan Prime Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

8. Subsequent Event

The U.S. Department of the Treasury has created a temporary guarantee program (the “Program”), which is in effect until December 18, 2008, unless extended, for money market mutual funds registered in the United States under the 1940 Act. On September 29, 2008, the Board of Trustees approved the participation of the Funds, excluding JPMorgan 100% U.S. Treasury Securities Money Market Fund, (“Participating Funds”) in the Program. The guarantee only applies to investors in the Participating Funds as of the close of business on September 19, 2008

134   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

based on an amount equal to the lesser of the amount in the Participating Funds at September 19, 2008 and the date on which the Participating Funds no longer maintain a constant net asset value of $1.00 per share. The guarantee payment would be equal to any shortfall between the amount received by an investor in a liquidation and $1.00 per share. The Program is not subject to any per account limit. Participation in the Program until December 18, 2008 requires a payment to the U.S. Department of the Treasury in an amount of 0.01% based on the net asset value of each Participating Fund as of September 19, 2008. This expense will be borne by the Participating Funds without regard to any expense limitation currently in effect for the Participating Funds. If the program is extended, the Participating Funds will consider whether to continue to participate.

Lehman Brothers Holdings Inc. made a bankruptcy filing on September 15, 2008, subsequent to the reporting period. The reported values of the Funds’ positions as of August 31, 2008 in securities of Lehman or its affiliates and in derivatives to which Lehman or its affiliates is a counterparty do not reflect these developments or portfolio transactions after August 31, 2008.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   135

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at March 1, 2008, and continued to hold your shares at the end of the reporting period, August 31, 2008.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
Prime Money Market Fund
Morgan
Actual	$1,000.00	$1,012.30	$2.59	0.51%
Hypothetical	1,000.00	1,022.63	2.60	0.51
Premier
Actual	1,000.00	1,012.60	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,013.60	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Class B
Actual	1,000.00	1,010.00	4.91	0.97
Hypothetical	1,000.00	1,020.32	4.94	0.97
Class C
Actual	1,000.00	1,010.00	4.91	0.97
Hypothetical	1,000.00	1,020.32	4.94	0.97

Institutional Class
Actual	1,000.00	1,013.90	1.02	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Reserve
Actual	1,000.00	1,011.40	3.55	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

136   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Beginning Account Value March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
Cash Management
Actual	$1,000.00	$1,010.10	$4.86	0.96%
Hypothetical	1,000.00	1,020.37	4.89	0.96
Capital
Actual	1,000.00	1,014.10	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16

Liquid Assets Money Market Fund
Morgan
Actual	1,000.00	1,012.10	2.99	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,012.80	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,013.80	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Class B
Actual	1,000.00	1,010.20	4.91	0.97
Hypothetical	1,000.00	1,020.32	4.94	0.97
Class C
Actual	1,000.00	1,010.20	4.91	0.97
Hypothetical	1,000.00	1,020.32	4.94	0.97

Institutional Class
Actual	1,000.00	1,014.10	1.02	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Reserve
Actual	1,000.00	1,011.50	3.55	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Investor
Actual	1,000.00	1,012.50	2.59	0.51
Hypothetical	1,000.00	1,022.63	2.60	0.51
Capital
Actual	1,000.00	1,014.30	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Service
Actual	1,000.00	1,009.80	5.32	1.05
Hypothetical	1,000.00	1,019.91	5.35	1.05

U.S. Government Money Market Fund
Morgan
Actual	1,000.00	1,009.90	2.99	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,010.60	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,011.60	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   137

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
Institutional Class
Actual	$1,000.00	$1,011.90	$1.01	0.20%
Hypothetical	1,000.00	1,024.20	1.02	0.20
Reserve
Actual	1,000.00	1,009.40	3.55	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Capital
Actual	1,000.00	1,012.10	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16
Service
Actual	1,000.00	1,007.60	5.31	1.05
Hypothetical	1,000.00	1,019.91	5.35	1.05

U.S. Treasury Plus Money Market Fund
Morgan
Actual	1,000.00	1,007.00	2.98	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,007.70	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,008.70	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Class B
Actual	1,000.00	1,005.20	4.80	0.95
Hypothetical	1,000.00	1,020.42	4.84	0.95
Class C
Actual	1,000.00	1,005.20	4.80	0.95
Hypothetical	1,000.00	1,020.42	4.84	0.95
Institutional Class
Actual	1,000.00	1,009.00	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Reserve
Actual	1,000.00	1,006.40	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Investor
Actual	1,000.00	1,007.40	2.58	0.51
Hypothetical	1,000.00	1,022.63	2.60	0.51

Federal Money Market Fund
Morgan
Actual	1,000.00	1,009.70	2.99	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,010.40	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,011.40	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,011.70	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20

138   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Beginning Account Value March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
Reserve
Actual	$1,000.00	$1,009.10	$3.54	0.70%
Hypothetical	1,000.00	1,021.68	3.57	0.70

100% U.S. Treasury Securities Money Market
Morgan
Actual	1,000.00	1,006.10	2.98	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,006.80	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,007.80	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,008.10	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Reserve
Actual	1,000.00	1,005.50	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Capital
Actual	1,000.00	1,008.30	0.81	0.16
Hypothetical	1,000.00	1,024.40	0.82	0.16

Tax Free Money Market Fund
Morgan
Actual	1,000.00	1,007.60	2.99	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,008.30	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,009.30	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26
Institutional Class
Actual	1,000.00	1,009.60	1.01	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20
Reserve
Actual	1,000.00	1,007.10	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

Municipal Money Market Fund
Morgan
Actual	1,000.00	1,008.10	2.99	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,008.80	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Agency
Actual	1,000.00	1,009.70	1.32	0.26
Hypothetical	1,000.00	1,023.89	1.33	0.26

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   139

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
Institutional Class
Actual	$1,000.00	$1,010.10	$1.01	0.20%
Hypothetical	1,000.00	1,024.20	1.02	0.20
Reserve
Actual	1,000.00	1,007.50	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
Service
Actual	1,000.00	1,005.80	5.31	1.05
Hypothetical	1,000.00	1,019.91	5.35	1.05

E*Trade
Actual	1,000.00	1,006.00	5.06	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

140   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

Board Approval of Investment Advisory Agreements
(Unaudited)

The Board of Trustees held meetings in person in June and August 2008, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement”). At the June meeting, the Board’s investment sub-committees (money market and alternative products, equity, and fixed income) met to review and consider performance and expense information for the JPMorgan Funds. Each investment sub-committee reported to the full Board, which then considered the investment sub-committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees, who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 20, 2008.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, receive from the Advisor and review on a regular basis over the course of the year, information regarding the performance of the Funds. This information includes the Funds’ performance against the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and evaluated extensive materials from the Advisor, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining to approve each Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Fund and the Advisor, as provided in each Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”) an affiliate of the Advisor was also considered. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor

At the request of the Trustees, the Advisor provided information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   141

Board Approval of Investment Advisory Agreements
(Unaudited) (continued)

numerous factors, including the structure of the particular Advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor discontinued third-party soft dollar arrangements with respect to securities transactions it executes for the JPMorgan Funds.

The Trustees also considered that JPMFM and JPMorgan Distribution Services, Inc., (“JPMDS”) affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMCB for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Federal Money Market Fund, and Tax Free Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Advisor for comparable services. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered relative performance and expense information for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-year, three-year and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor. The specific Lipper rankings noted by the Trustees, as part of their review and the determinations made by the Trustees with respect to each Fund’s performance are summarized below:

With respect to the Funds, the Trustees considered the Lipper performance data and other information provided by the

142   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

Advisor for each of the Funds. The Trustees noted the generally superior performance of the Funds and recognized that instances of lower performance were directly related to class specific fees and expenses. The Trustees then requested and received information with respect to each Fund’s gross performance against a competitor peer group. In particular, the Trustees reviewed each Fund’s gross performance information for its most recent one-year period. The Trustees concluded that such performance for each Fund was satisfactory or better.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The attention that was given to the Lipper reports and the Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Morgan shares was in the first quintile and for the Institutional Class shares was in the second quintile and the actual total expenses for the Morgan shares and for the Institutional Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Morgan shares was in the first quintile and for the Institutional Class shares and for the Service shares was in the second quintile and the actual total expenses for the Morgan shares and for the Institutional Class shares were in the first quintile and for the Service shares were in the fifth quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Morgan shares was in the first quintile and for the Institutional Class shares and for the Service shares was in the second quintile and the actual total expenses for the Morgan shares and for the Institutional Class shares were in the first quintile and for the Service shares were in the fifth quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for the Morgan shares was in the first quintile and for the Institutional Class shares was in the second quintile and the actual total expenses for the Morgan shares and for the Institutional Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Morgan shares was in the first quintile and for the Institutional Class shares was in the second quintile and the actual total expenses for the Morgan shares and for the Institutional Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for the Morgan shares and for the Institutional Class shares was in the first quintile and the actual total expenses for the Morgan shares and for the Institutional Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for the Morgan shares and for the Institutional Class shares was in the first quintile and the actual total expenses for the Morgan shares were in the second quintile and for the Institutional Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Morgan shares, for the Institutional Class shares, and for the Service shares was in the first quintile and the actual total expenses for the Morgan shares

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   143

Board Approval of Investment Advisory Agreements
(Unaudited) (continued)

were in the second quintile, for the Institutional Class shares were in the first quintile, and for the Service shares were in the fifth quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

144   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2008 All rights reserved. August 2008.	SAN-MMKT-808

SEMI-ANNUAL REPORT
SIX MONTHS ENDED AUGUST 31, 2008 (UNAUDITED)

JPMorgan Funds
Money
Market
Funds

JPMorgan California Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan California Municipal Money Market Fund	2
JPMorgan Michigan Municipal Money Market Fund	3
JPMorgan New York Municipal Money Market Fund	4
JPMorgan Ohio Municipal Money Market Fund	5
Schedules of Portfolio Investments	6
Financial Statements	30
Financial Highlights	36
Notes to Financial Statements	44
Schedule of Shareholder Expenses	49
Board Approval of Investment Advisory Agreements	51

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted, as recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

*	The manager seeks to achieve the stated objective. There can be no guarantee it will be achieved.

**	Tax Aware Real Return — Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise. The Fund may invest in futures contracts and other derivatives. This may make the Fund more volatile. The derivative positions are not included in the holdings-related calculations. The Fund may be subject to the risk that its inflation-linked derivative contracts will be with a limited number of counterparties. This may result in certain concentration risk, including counterparty liquidity, deflation and pricing risk.

***	Highbridge Statistical Market Neutral — There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to domestic stock market movements, capitalization, sector swings or other risk factors. Investment in a portfolio involved in long and short selling may have higher portfolio turnover rates. The Fund anticipates a very high degree of portfolio turnover (likely to be in excess of 600% per year). This will likely result in additional tax consequences. Short selling involves certain risks, including additional costs associated with covering short positions and a possibility of unlimited loss on certain short sale positions.

PRESIDENT’S LETTER
SEPTEMBER 30, 2008 (Unaudited)

Dear Shareholder:

Events over the last year and particularly, over the last few months have produced one of the most challenging market environments in recent memory. An economy, already weakened by falling home prices and high energy costs, has been further damaged by a major global financial crisis. While governments around the world have responded in a dramatic and forceful way, the outlook for the economy and financial markets remains unusually uncertain and this reality has contributed to higher volatility as well as significant declines in some markets. Indeed, the average daily move up or down in the Dow Jones Industrial Average (the “Dow”) over the past year has been 132 points, 72% higher than in the prior decade and, as of September 30, 2008, the Dow is down 23% from its peak of last October.

This is also a particularly difficult period for an area of the market that is not quite as visible to investors — the credit and fixed income markets. One measure of this is the difference between the three-month LIBOR rate — the rate at which banks lend to each other — and the prevailing rate on three-month Treasury bills. Between 1997 and 2006, the LIBOR rate averaged just 0.45% above the Treasury rate — indicating that banks regarded each other as very trustworthy borrowers. In September of this year, this gap widened to an average of 2.00% — indicating an extraordinary concern about the well-being of major financial institutions. The stress in credit markets has also been observed in significant increases in the yields on municipal and corporate debt and tightened lending standards by banks.

Rather than reacting emotionally during these times of uncertainty, we should focus on some fundamental tenets of investing. Among these are:

•	Developing and sticking with an investment plan that is both dispassionate and independent of short-term market events. While staying the course and sticking to a plan doesn’t eliminate risk, it does reduce the danger of buying and selling at the wrong time, a behavior that can undermine your investment goals.

•	Managing investment risks through diversification. A diverse mix of investments — including stocks, bonds, and cash, as well as alternative investments such as U.S. REITS, high yield income, commodities, and emerging markets debt — properly aligned to your investment goals, time horizon, and risk tolerance, can provide a smoother path of long-term returns.

•	Seeking long-term professional advice. As shareholders, you already know the value of professional advice. Take this time to consult with your financial advisor. Your advisor can help you maintain perspective, and ensure that your portfolio is properly positioned to defend against cycles of market volatility.

U.S. Treasury Department’s Temporary Guarantee Program

The financial crisis has also led to some questions about the safety of money market funds. All of JPMorgan’s money market funds continue to be invested in the highest quality short-term securities with strong liquidity positions and have maintained a $1.00 net asset value. JPMorgan’s approach to risk management, along with a stringent focus on credit standards and extensive experience in managing liquidity investments, have allowed our money market funds to maintain liquidity and provide current income to our shareholders throughout all market conditions.

Despite the fact that our fund complex is strong, we believe that it is in the best interests of our fund shareholders to participate in the U.S. Treasury Department’s Temporary Guarantee Program for U.S. Money Market Funds. With this program, shareholders in JPMorgan Money Market Funds (with the exception of the JPMorgan 100% U.S. Treasury Securities Money Market Fund) will have federal insurance on their existing balances as of September 19, 2008 and through the period ending December 18, 2008. Following this period, the Treasury will review whether the program should continue, and the JPMorgan Funds Board would vote on its continued participation.

New investing opportunities*

Even during market uncertainty, we continue to look to the future by introducing new products and differentiated investment solutions. As a leader in financial innovation, we have introduced 32 new funds over the past few years, including our Tax Aware Real Return Fund, which seeks to maximize after-tax inflation protected return.** We’ve also expanded investment opportunities with innovative offerings such as the Highbridge Statistical Market Neutral Fund, which has the potential to add diversification, and seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing and lower overall risk.*** Your financial advisor can help you decide whether these strategies are appropriate for your portfolio.

Additionally, I am proud to unveil our newly designed website: www.jpmorganfunds.com. The site delivers more detailed information about our funds, and also offers online versions of our market views and commentaries, which provide essential and critical insights about the markets and economy. I encourage you to visit our site to learn more about our innovative products and resources and how they, along with our timeless principles of investing, can continue to serve you in this current market environment.

On behalf of everyone at JPMorgan Asset Management, thank you for your continued confidence and trust. We look forward to serving your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com, or contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President and CEO
JPMorgan Funds

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   1

JPMorgan California Municipal Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS
Objective	Highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan and E*Trade
Net Assets as of 8/31/2008	$1.1 Billion
Average Maturity	14 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	4.0%
2–7 days	89.9
8–30 days	1.7
31–60 days	1.7
61–90 days	0.4
91–180 days	0.0
181+ days	2.3

7-DAY SEC YIELD (1)

Morgan Shares	1.25%
E*Trade Shares	0.79

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares and E*Trade Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.17% and 0.71% for Morgan Shares and E*Trade Shares, respectively.

**	Percentages based on total value of investments.

A list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

2   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

JPMorgan Michigan Municipal Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS
Objective	Seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Michigan, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 8/31/2008	$161.7 Million
Average Maturity	11 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	12.0%
2–7 days	80.8
8–30 days	1.9
31–60 days	2.5
61–90 days	2.2
91–180 days	0.0
181+ days	0.6

7-DAY SEC YIELD (1)

Morgan Shares	1.45%
Premier Shares	1.60
Reserve Shares	1.34

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares, Premier Shares and Reserve Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.35%, 1.51% and 1.25% for Morgan Shares, Premier Shares and Reserve Shares, respectively.

**	Percentages based on total value of investments.

A list of prior-day portfolio holdings of the JPMorgan Michigan Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   3

JPMorgan New York Municipal Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS
Objective
Highest possible level of current income which is excluded from gross income and exempt from New York State and New York
City personal income taxes, while still preserving capital and maintaining liquidity*

Primary Investment	New York short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan, Reserve and E*Trade
Net Assets as of 8/31/2008	$2.1 Billion
Average Maturity	31 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	13.0%
2–7 days	75.9
8–30 days	2.1
31–60 days	0.0
61–90 days	0.0
91–180 days	0.6
181+ days	8.4

7-DAY SEC YIELD (1)

Morgan Shares	1.29%
Reserve Shares	1.18
E*Trade Shares	0.88

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares, Reserve Shares and E*Trade Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.26%, 1.16% and 0.81% for Morgan Shares, Reserve Shares and E*Trade Shares, respectively.

**	Percentages based on total value of investments.

A list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

4   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

JPMorgan Ohio Municipal Money Market Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS
Objective	Seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Ohio, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 8/31/2008	$126.3 Million
Average Maturity	15 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	10.7%
2–7 days	79.8
8–30 days	0.0
31–60 days	4.8
61–90 days	1.2
91–180 days	0.8
181+ days	2.7

7-DAY SEC YIELD (1)

Morgan Shares	1.40%
Premier Shares	1.54
Reserve Shares	1.29

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares, Premier Shares and Reserve Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.29%, 1.44% and 1.19% for Morgan Shares, Premier Shares and Reserve Shares, respectively.

**	Percentages based on total value of investments.

A list of prior-day portfolio holdings of the JPMorgan Ohio Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Annual Demand Note — 1.0%
	California — 1.0%
10,275	Eclipse Funding Trust, Solar Eclipse, California, Series 2007-0039, GO, VRDO, LOC: U.S. Bank N.A., 3.60%, 09/20/08 (Cost $10,275)	10,275
Commercial Paper — 3.6%
	California — 3.6% (n)
6,500	Olcese Water, 1.60%, 09/09/08	6,500
10,000	Riverside County, California Transportation Authority, 1.40%, 10/06/08	10,000
5,000	San Diego County Water Authority, 1.43%, 10/01/08	5,000
3,000	San Francisco City and County Public Utilities, 1.65%, 10/01/08	3,000
	State of California,
5,000	1.40%, 09/09/08	5,000
1,635	1.50%, 09/09/08	1,635
5,000	1.70%, 09/10/08	5,000
2,000	Ventura County , 1.45%, 09/03/08	2,000
	Total Commercial Paper (Cost $38,135)	38,135
Daily Demand Notes — 4.0%
	California — 4.0%
	California Housing Finance Agency, Multi-Family Housing,
990	Series A, Rev., VRDO, AMT, 2.67%, 09/02/08	990
2,725	Series D, Rev., VRDO, 2.45%, 09/02/08	2,725
	California State Department of Water Resources,
8,425	Series B-2, Rev., VRDO, LOC: BNP Paribas, 2.40%, 09/02/08	8,425
3,300	Series B-3, Rev., VRDO, LOC: Bank of New York, 2.10%, 09/02/08	3,300
4,150	Series B-6, Rev., VRDO, LOC: State Street Bank & Trust Co., 2.25%, 09/02/08	4,150
8,060	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO, LOC: UBS AG, 2.05%, 09/02/08	8,060
850	City of Irvine, Improvement Bond Act of 1915, No. 00-18, Special Assessment, Series A, VRDO, LOC: Bank of New York, 2.25%, 09/02/08	850
3,600	City of Irvine, Improvement Bond Act of 1915, No. 97-17, Special Assessment, VRDO, LOC: State Street Bank & Trust Co., 2.25%, 09/02/08	3,600
1,400	Los Angeles Regional Airports Improvement Corp., Sublease, L.A. International Airport, Series LAX2, Rev., VRDO, LOC: Societe Generale, 2.45%, 09/02/08	1,400
1,124	Orange County, Improvement Board Act of 1915, No. 01-1, Special Assessment, Series A, VRDO, LOC: KBC Bank N.V., 2.25%, 09/02/08	1,124
2,100	Southern California Home Financing Authority, Series A, Rev., VRDO, AMT, 2.67%, 09/02/08	2,100
4,700	State of California, Economic Recovery, Series C-5, GO, VRDO, 2.24%, 09/02/08	4,700
100	State of California, Kindergarten/University, Series B-2, GO, VRDO, LOC: Citibank N.A., 2.10%, 09/02/08	100
300	State of California, Municipal Securities Trust Receipts, Series SGA 135, GO, VRDO, AMBAC-TCRS, LOC: Societe Generale, 2.55%, 09/02/08	300
	Total Daily Demand Notes (Cost $41,824)	41,824
Municipal Bonds — 3.7%
	California — 3.7%
5,815	Bay Area Toll Authority, Series F, Rev., VRDO, 5.00%, 04/01/09	5,926
8,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VRDO, 1.95%, 05/28/09	8,000
10,000	City of Los Angeles, GO, TRAN, 3.00%, 06/30/09	10,119
10,700	Southern California Home Financing Authority, Single Family Mortgages, Series A, Rev., VRDO, AMT, 1.79%, 09/07/08	10,700
4,325	Term Tender Custodial Receipts, Series J, Rev., VRDO, 2.60%, 11/19/08	4,326
	Total Municipal Bonds (Cost $39,071)	39,071
Weekly Demand Notes — 87.5%
	California — 79.9%
1,900	Abag Finance Authority for Nonprofit Corps., Amber Court Apartments, Series A, Rev., VRDO, FNMA, 1.73%, 09/04/08	1,900
1,000	Abag Finance Authority for Nonprofit Corps., Arbors Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	1,000
1,950	Abag Finance Authority for Nonprofit Corps., Eastridge Apartments, Series A, Rev., VRDO, LIQ: FNMA, 1.97%, 09/04/08	1,950
29,995	Abag Finance Authority for Nonprofit Corps., P-Floats, Series MT 240, Rev., VRDO, LOC: Lloyds TSB Bank plc, LIQ: Merrill Lynch Capital Services, 1.85%, 09/05/08 (m)	29,995

SEE NOTES TO FINANCIAL STATEMENTS.

6   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
4,000	Abag Finance Authority for Nonprofit Corps., Senior Health Services, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.57%, 09/04/08	4,000
6,475	ABN AMRO Munitops Certificate Trust, Non-AMT Certificates, Series 2008-41, GO, VRDO, AMBAC, 4.00%, 09/04/08	6,475
	ABN AMRO Munitops Certificate Trust, Non-AMT Trust Certificates,
3,840	GO, VRDO, FSA, 1.91%, 09/04/08	3,840
2,244	Series 2006-73, GO, VRDO, AMBAC, 2.24%, 09/04/08	2,244
10,000	Series 2007-12, Rev., VRDO, FSA, 1.91%, 09/04/08	10,000
1,000	Affordable Housing Agency, Westridge Hilltop, Series A , Rev., VRDO, LIQ: FNMA, 1.73%, 09/04/08	1,000
315	Alameda-Contra Costa Schools Financing Authority, Capital Improvement Financing Project, Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 1.78%, 09/04/08	315
	Austin Trust Various States,
5,000	Series 2008-1065, Rev., VRDO, LIQ: Bank of America, N.A., 1.78%, 09/04/08	5,000
3,865	Series 2008-1072, GO, VRDO, FSA, LIQ: Bank of America, N.A., 1.91%, 09/04/08	3,865
1,535	Series 2008-1102, Rev., VRDO, LIQ: Bank of America, N.A., 2.02%, 09/04/08	1,535
5,000	Series 2008-1134, Rev., VRDO, FSA, LIQ: Bank of America, N.A., 1.91%, 09/04/08	5,000
2,680	Series 2008-1138, Rev., VRDO, LIQ: Bank of America, N.A., 1.86%, 09/04/08	2,680
2,500	Series 2008-3318, GO, VRDO, LIQ: Bank of America, N.A., 1.96%, 09/04/08	2,500
15,000	Bay Area Toll Authority, Series B-1, Rev., 1.53%, 09/04/08	15,000
3,360	California Educational Facilities Authority, San Francisco Conservatory Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.57%, 09/03/08	3,360
1,550	California Educational Facilities Authority, University of San Francisco, Rev., VRDO, LOC: Allied Irish Bank plc, 1.65%, 09/03/08	1,550
3,600	California Health Facilities Financing Authority, Catholic Healthcare West, Series A, Rev., VRDO, LOC: Bank of America, N.A., 1.54%, 09/03/08	3,600
10,000	California Health Facilities Financing Authority, Catholic West, Series H, Rev., VRDO, LOC: Bank of America, N.A., 1.54%, 09/03/08	10,000
21,000	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 1.60%, 09/03/08	21,000
3,985	California Health Facilities Financing Authority, Lucile Salter, Series A, Rev., VRDO, 1.43%, 09/04/08	3,985
5,000	California Health Facilities Financing Authority, Stanford Hospital, Series C, Rev., VRDO, FSA, 1.50%, 09/03/08	5,000
	California Housing Finance Agency, Multi-Family Housing III,
500	Series E, Rev., VRDO, 1.80%, 09/05/08	500
5,145	Series G, Rev., VRDO, 1.98%, 09/03/08	5,145
1,000	California Infrastructure & Economic Development Bank, Adams Rite Manufacturing Co. Project, Series A, Rev., VRDO, LOC: Mellon First Business Bank, 1.90%, 09/03/08	1,000
4,480	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of the West, 1.85%, 09/04/08	4,480
10,000	California Infrastructure & Economic Development Bank, Orange County Performing Arts, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.45%, 09/04/08	10,000
7,000	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VRDO, LOC: First Republic Bank, 1.79%, 09/04/08	7,000
8,900	California Pollution Control Financing Authority, New United Project, Series A, Rev., VRDO, LOC: Bank Tokyo-Mitsubishi UFJ, 1.95%, 09/04/08	8,900
1,000	California Pollution Control Financing Authority, Sierra Pacific Industries Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.65%, 09/03/08	1,000
2,380	California Pollution Control Financing Authority, U.S. Borax, Inc. Project, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 1.73%, 09/04/08	2,380
2,500	California Pollution Control Financing Authority, Wadham Energy, Series C, Rev., VRDO, LOC: BNP Paribas, 1.80%, 09/03/08	2,500
2,245	California State Department of Water Resources, Series 358, Rev., VRDO, LIQ: Morgan Stanley Dean Witter, 1.81%, 09/04/08	2,245

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
	California State Department of Water Resources, Power Supply,
2,465	Series C-08, Rev., VRDO, LOC: Bayerische Landesbank, 1.60%, 09/04/08	2,465
2,905	Series C-10, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.60%, 09/05/08	2,905
2,950	Series C-12, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.90%, 09/04/08	2,950
2,300	California State Department of Water Resources, Power Supply, P-Float, Series 1201R, Rev., VRDO, MBIA-IBC, 1.82%, 09/06/08	2,300
	California Statewide Communities Development Authority,
555	COP, VRDO, LOC: Union Bank of California, 1.85%, 09/03/08	555
2,800	Series J, Rev., VRDO, 1.60%, 09/03/08	2,800
8,630	Series ROCS-RR-II-R-772CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.96%, 09/04/08	8,630
2,100	Series ROCS-RR-II-R-828CE, Rev., VRDO, LIQ: Citigroup Financial Products, 2.06%, 09/04/08	2,100
16,400	Series ROCS-RR-II-R-10248CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.83%, 09/04/08	16,400
26,730	Series ROCS-RR-II-R-13055CE, Rev., VRDO, LIQ: Citigroup Financial Products, 1.91%, 09/04/08	26,730
1,000	California Statewide Communities Development Authority, Amern Baptist Homes West, Rev., VRDO, LOC: Lasalle Bank N.A., 1.60%, 09/04/08	1,000
2,200	California Statewide Communities Development Authority, Chabad of California, Rev., VRDO, LOC: Comercia Bank, 1.57%, 09/04/08	2,200
2,000	California Statewide Communities Development Authority, Del Mesa Farms Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank, N.A., 1.95%, 09/04/08	2,000
1,375	California Statewide Communities Development Authority, Foxwood Apartments, Series J, Rev., VRDO, LOC: Wells Fargo Bank, N.A., 1.39%, 09/04/08	1,375
1,000	California Statewide Communities Development Authority, Goodwill of Santa Cruz, Rev., VRDO, LOC: Wells Fargo Bank, N.A., 1.57%, 09/04/08	1,000
650	California Statewide Communities Development Authority, IDR, EVAPCO Project, Series K, Rev., VRDO, LOC: Bank of America, N.A., 1.85%, 09/03/08	650
1,200	California Statewide Communities Development Authority, IDR, Flambeau Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.85%, 09/03/08	1,200
1,320	California Statewide Communities Development Authority, IDR, Kennerly Project, Series A, Rev., VRDO, LOC: California State Teachers Retirement, 1.85%, 09/03/08	1,320
1,000	California Statewide Communities Development Authority, IDR, LeSaint Project, Series B, Rev., VRDO, LOC: PNC Bank N.A., 1.85%, 09/03/08	1,000
1,480	California Statewide Communities Development Authority, IDR, Packaging Innovation Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.85%, 09/03/08	1,480
	California Statewide Communities Development Authority, Kaiser Permanente,
3,700	Series A, Rev., VRDO, 1.60%, 09/03/08	3,700
1,000	Series B, Rev., VRDO, 1.60%, 09/03/08	1,000
15,000	Series M, Rev., VRDO, 1.60%, 09/03/08	15,000
	California Statewide Communities Development Authority, MERLOTS,
23,995	Series C39, Rev., VRDO, FNMA, 2.00%, 09/03/08	23,995
18,395	Series G-01, Rev., VRDO, LIQ: Wachovia Bank N.A., 2.00%, 09/03/08	18,395
1,200	California Statewide Communities Development Authority, Motion Picture and TV Fund, Series A, Rev., VRDO, LOC: BNP Paribas, 1.55%, 09/02/08	1,200
1,150	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Bank of America N.A., 1.75%, 09/04/08	1,150
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 1.66%, 09/04/08	2,000
110	Carlsbad Unified School District, School Facilities Bridge Funding Project, COP, VRDO, FSA, 3.00%, 09/04/08	110
2,945	City & County of San Francisco, Multi-Family Housing, Series 34G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 1.85%, 09/04/08	2,945
2,105	City of Fresno, Trinity Health Credit, Series C, Rev., VRDO, 1.70%, 09/05/08	2,105
6,500	City of Glendale, Hospital, Series 2415, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	6,500

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
2,000	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.80%, 09/04/08	2,000
3,600	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.73%, 09/04/08	3,600
975	City of Livermore, Multi-Family Housing, Diablo Vista Apartments, Rev., VRDO, FNMA, 1.75%, 09/03/08	975
520	City of Los Angeles, Loyola High School, Series A, COP, VRDO, LOC: Allied Irish Bank plc, 1.67%, 09/04/08	520
4,000	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/04/08	4,000
1,870	City of Los Angeles, Wastewater System, Series ROCS-RR-II-R-10270, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 1.90%, 09/04/08	1,870
1,000	City of Modesto, Multi-Family Housing, Live Oak Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 1.90%, 09/03/08	1,000
3,000	City of Oceanside, Multi-Family Housing, Lakeridge Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.75%, 09/03/08	3,000
1,800	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 1.75%, 09/04/08	1,800
1,530	City of Pomona, COP, VRDO, LOC: HSH Nordbank AG, 1.35%, 09/03/08	1,530
800	City of San Leandro, Multi-Family Housing, Parkside, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.90%, 09/03/08	800
2,000	Colton Redevelopment Agency, Series 1985-A, Rev., VRDO, LOC: Coastal Federal Bank, 1.55%, 09/02/08	2,000
4,610	Contra Costa Community College District, Series ROCS-RR-II-R-548X, GO, VRDO, FSA, LIQ: Citibank N.A., 1.91%, 09/04/08	4,610
2,200	County of Contra Costa, Multi-Family Housing, Pleasant Hill Bart Transit, Series A, GO, VRDO, FSA, LOC: Bank of America N.A., 1.81%, 09/04/08	2,200
20,145	Deutsche Bank Spears/Lifers Trust Various States, Series DB-422, GO, VRDO, FSA, MBIA, AMBAC, FGIC, LIQ: Deutsche Bank AG, 1.82%, 09/05/08	20,145
8,765	East Bay Municipal Utility District, Sub Series C, Rev., VRDO, 1.57%, 09/03/08	8,765
8,500	Eastern Municipal Water District, Series A, COP, VRDO, 1.63%, 09/04/08	8,500
8,350	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 1.82%, 09/04/08	8,350
10,670	Eclipse Funding Trust, Solar Eclipse, San Mateo, Series 2006-0052, VRDO, Tax Allocation, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.82%, 09/04/08	10,670
7,220	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Series 2006-003, VRDO, Tax Allocation, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.82%, 09/04/08	7,220
10,000	Golden State Tobacco Securitization Corp., Series 2259, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	10,000
4,380	Hacienda La Puente Unified School District, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 1.82%, 09/05/08	4,380
5,100	Hayward Housing Authority, Multi-Family Housing, Barrington Hills, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.75%, 09/03/08	5,100
570	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 1.90%, 09/03/08	570
7,080	Long Beach Bond Finance Authority, Series 2143, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	7,080
1,070	Los Angeles Community Redevelopment Agency, Met Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.55%, 09/05/08	1,070
1,720	Los Angeles Community Redevelopment Agency, Promenade Towers Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.42%, 09/02/08	1,720
5,750	Los Angeles Community Redevelopment Agency, Second & Central Apartments Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 1.90%, 09/03/08	5,750
5,440	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 1.73%, 09/04/08	5,440
3,740	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.42%, 09/04/08	3,740
1,675	Los Angeles County IDA, Goldberg & Solovy Foods Project, Rev., VRDO, LOC: Union Bank of California N.A., 3.00%, 09/02/08	1,675
6,250	Los Angeles Harbor Department, Series PT-3896, Rev., VRDO, FSA-CR, AMBAC, 2.04%, 09/05/08	6,250

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   9

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
2,800	Los Angeles Unified School District, Series PT-1179, GO, VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 1.82%, 09/06/08	2,800
9,000	Los Angeles Unified School District, Administration Building Project, Series A, GO, VRDO, LOC: Bank of America N.A., 1.70%, 09/03/08	9,000
22,525	Macon Trust Various States, Special Tax, Series 2007-336, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 1.90%, 09/04/08	22,525
	Metropolitan Water District of Southern California,
3,250	Series C, Rev., VRDO, 1.60%, 09/04/08	3,250
4,040	Series C-3, Rev., VRDO, 1.48%, 09/04/08	4,040
5,000	Northern California Gas Authority No. 1, Series 1817, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.90%, 09/04/08	5,000
985	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, FNMA, LIQ: FNMA, 1.70%, 09/03/08	985
900	Orange County, Harbor Pointe, Series D, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.73%, 09/04/08	900
2,200	Orange County, WLCO LF, Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 1.73%, 09/04/08	2,200
6,875	Pasadena Public Financing Authority, Rose Bowl Refinancing & Improvement, Rev., VRDO, LOC: Citibank N.A., 1.35%, 09/05/08	6,875
	Puttable Floating Option Tax-Exempt Receipts,
5,000	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.10%, 09/05/08	5,000
10,215	Series PT-4066, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 1.82%, 09/05/08	10,215
8,395	Series PT-4267, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 1.96%, 09/05/08	8,395
14,170	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.91%, 09/04/08	14,170
14,000	RBC Municipal Products, Inc., Series 2008 E-5, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 1.84%, 09/04/08	14,000
2,820	Reset Optional Certificates Trust II, San Mateo, Series 2ROCS-RR-II-R-647WFZ, GO, VRDO, MBIA, LIQ: Wells Fargo Bank, N.A., 1.83%, 09/04/08	2,820
	Riverside County, Public Facilities,
2,000	Series A, COP, VRDO, ACES, LOC: State Street Bank & Trust Co., 1.58%, 09/02/08	2,000
2,400	Series B, COP, VRDO, ACES, LOC: State Street Bank & Trust Co., 1.52%, 09/03/08	2,400
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 1.73%, 09/04/08	4,000
2,890	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 1.81%, 09/04/08	2,890
2,500	Sacramento County Housing Authority, Multi-Family Housing, Stonebridge Apartments, Series D, Rev., VRDO, 1.90%, 09/04/08	2,500
3,020	San Bernardino County Housing Authority, Multi-Family Housing, Montclair Heritage, Series A, Rev., VRDO, LOC: California Federal Bank, 1.63%, 09/04/08	3,020
2,200	San Bernardino County Housing Authority, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, FNMA, 1.73%, 09/04/08	2,200
800	San Bernardino County Housing Authority, Multi-Family Housing, Somerset Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 1.73%, 09/04/08	800
1,860	San Bernardino County, IDA, W&H Voortman, Rev., VRDO, LOC: California State Teachers Retirement, 1.85%, 09/03/08	1,860
5,165	San Diego County Water Authority, MERLOTS, Series D183, Rev., VRDO, FSA, 2.05%, 09/03/08	5,165
5,000	San Diego Unified School District, Series 964-D, GO, VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.01%, 09/04/08	5,000
3,580	San Francisco City & County Housing Authority, Multi-Family Housing, Valencia Gardens, Rev., VRDO, LOC: Citibank N.A., 1.79%, 09/05/08	3,580
6,750	San Francisco Public Utilities, Series 1259-X, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 2.31%, 09/04/08	6,750
6,810	San Joaquin Hills Transportation Corridor Agency, Series 2330, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.81%, 09/04/08	6,810
5,500	San Jose Financing Authority, Hayes Mansion, Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 1.56%, 09/03/08	5,500
6,065	San Luis Obispo County Financing Authority, Series RR-II-R-12015, Rev., VRDO, BHAC-CR MBIA, LIQ: Citibank, N.A., 1.82%, 09/04/08	6,065

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	California — Continued
1,000	San Mateo County Board of Education, Series A, COP, VRDO, LOC: Allied Irish Bank plc, 1.90%, 09/04/08	1,000
300	Santa Ana Unified School District, COP, VRDO, LOC: BNP Paribas, 1.60%, 09/03/08	300
1,325	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 1.59%, 09/04/08	1,325
4,284	Santa Clara County Housing Authority, Willows Apartments, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 1.84%, 09/03/08	4,284
2,900	Santa Clara County, El Camino Hospital District, VY Medical Center Project, Series B, Rev., VRDO, ACES, LOC: State Street Bank & Trust Co., 1.58%, 09/02/08	2,900
12,300	Santa Clara County, Multi-Family Housing, Medical Center Project, Series 123G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 1.88%, 09/04/08	12,300
8,150	Santa Clara Valley Transportation Authority, Measure A, Series D, Rev., VRDO, 1.65%, 09/04/08	8,150
4,100	Santa Cruz County Housing Authority, Paloma Del Mar Apartments, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.67%, 09/03/08	4,100
4,100	Simi Valley School Financing Authority, Series 2316, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 2.06%, 09/04/08	4,100
2,900	South Placer Wastewater Authority, Series B, GO, VRDO, LOC: State Street Bank & Trust Co., 1.60%, 09/04/08	2,900
	State of California,
15,715	Series A, Sub Series A-2, GO, VRDO, LOC: Calyon Bank, 1.68%, 09/03/08	15,715
7,170	Series A, Sub Series A-3, GO, VRDO, LOC: Bank of America N.A., 1.54%, 09/03/08	7,170
8,450	Series B, Sub Series B-1, GO, VRDO, LOC: Bank of America N.A., 1.50%, 09/03/08	8,450
2,665	Series B, Sub Series B-2, GO, VRDO, LOC: Societe Generale, 1.35%, 09/05/08	2,665
6,600	Series C-2, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 1.58%, 09/04/08	6,600
13,300	Series C-4, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 1.58%, 09/04/08	13,300
4,435	Series ROCS-RR-II-R-3049, Rev., VRDO, AMBAC, FSA, LIQ: Citigroup Financial Products, 2.14%, 09/04/08	4,435
12,700	State of California, EAGLE, Series 2006-62, Class A, GO, VRDO, BHAC-CR, AMBAC, LIQ: Bayerische Landesbank, 1.82%, 09/04/08	12,700
5,600	State of California, Kindergarten/University, Series B-4, GO, VRDO, LOC: Citibank N.A., 1.40%, 09/04/08	5,600
13,725	State of California, MERLOTS, Series B-45, GO, VRDO, 1.90%, 09/03/08	13,725
	State of California, Municipal Securities Trust Receipts,
370	Series SGA-7, GO, VRDO, FSA, 2.25%, 09/03/08	370
13,350	Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 1.88%, 09/04/08	13,350
3,900	Town of Windsor, Multi-Family Housing, Oakmont at Windsor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.97%, 09/04/08	3,900
1,300	Triunfo County Sanitation District, Rev., VRDO, LOC: BNP Paribas, 1.78%, 09/03/08	1,300
	University of California,
2,165	Series 1198, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.81%, 09/04/08	2,165
5,380	Series ROCS-RR-II-R-11253, Rev., VRDO, BHAC-CR, FSA-CR, FGIC, LIQ: Citibank N.A., 1.82%, 09/04/08	5,380
4,800	Vallejo Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.90%, 09/03/08	4,800
7,000	Wells Fargo Stage Trust, Series 2008-7C, Rev., VRDO, MBIA, 1.88%, 09/04/08	7,000
		840,133
	Puerto Rico — 7.6%
21,230	Deutsche Bank Spears/Lifers Trust Various States, Series DB-344, Rev., VRDO, MBIA, AMBAC, LIQ: Deutsche Bank AG, 1.84%, 09/05/08	21,230
10,000	DFA Municipal Trust, Series 01, Rev., VRDO, LIQ: Depfa Bank plc, 1.89%, 09/04/08	10,000
25,220	Puerto Rico Public Finance Corp., Series 705 D, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Dean Witter, 1.85%, 09/04/08	25,220
23,715	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	23,715
		80,165
	Total Weekly Demand Notes (Cost $920,298)	920,298

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   11

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

SECURITY DESCRIPTION	VALUE($)
Total Investments — 99.8% (Cost $1,049,603)*	1,049,603
Other Assets in Excess of Liabilities — 0.2%	1,906
NET ASSETS — 100.0%	$1,051,509

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 4.3% (n)
	Michigan — 4.3%
3,500	Michigan State Housing Development Authority, 1.70%, 10/15/08	3,500
3,500	State Building Authority of Michigan, 1.60%, 11/06/08	3,500
	Total Commercial Paper (Cost $7,000)	7,000
Daily Demand Notes — 12.0%
	Michigan — 12.0%
1,240	Michigan State Hospital Finance Authority, Trinity Health Credit, Series F, Rev., VRDO, 2.60%, 09/02/08	1,240
1,175	Michigan State Housing Development Authority, Series A, Rev., VRDO, FSA, 2.94%, 09/02/08	1,175
1,200	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., LOC: FHLB, 2.65%, 09/02/08	1,200
610	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, FSA , 2.94%, 09/02/08	610
1,555	Michigan State University, Series A, Rev., VRDO, 2.30%, 09/02/08	1,555
6,690	Michigan Strategic Fund, Air Products & Chemicals, Inc., Rev., VRDO, 2.80%, 09/02/08	6,690
2,470	Michigan Strategic Fund, Henry Ford Museum Village Project, Rev., VRDO, LOC: Comerica Bank, 2.40%, 09/02/08	2,470
1,150	University of Michigan, Series A, Rev., VRDO, 2.12%, 09/02/08	1,150
	University of Michigan, Hospital,
1,665	Series A, Rev., VRDO, 2.55%, 09/02/08	1,665
100	Series A-2, Rev., VRDO, 2.55%, 09/02/08	100
1,480	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 2.55%, 09/02/08	1,480
	Total Daily Demand Notes (Cost $19,335)	19,335
Municipal Bonds — 2.8%
	Michigan — 2.8%
1,000	Michigan Municipal Bond Authority, Series A-2, Rev., LOC: Dexia Credit Local, 3.00%, 08/20/09	1,012
560	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.25%, 10/01/08	561
3,000	State of Michigan, Series A, GO, LOC: Depfa Bank plc, 4.00%, 09/30/08	3,003
	Total Municipal Bonds (Cost $4,576)	4,576
Weekly Demand Notes — 80.5%
	Michigan — 78.5%
	ABN AMRO Munitops Certificate Trust,
920	Series 2004-2, Rev., VRDO, AMT, GNMA COLL, 2.02%, 09/04/08	920
3,295	Series 2006-1, Rev., VRDO, AMT, GNMA COLL, 2.02%, 09/04/08 (m)	3,295
1,220	ABN AMRO Munitops Certificate Trust, Non-AMT Trust Certificates, Series 2005-33, Rev., VRDO, AMBAC, 4.00%, 09/04/08	1,220
1,500	Austin Trust, Various States, Series 2008-1096, GO, VRDO, MBIA, Q-SBLF, LIQ: Bank of America N.A., 2.24%, 09/04/08	1,500
4,900	City of Detroit Sewerage Disposal, Series 2780, Rev., VRDO, BHAC, FGIC, LIQ: Morgan Stanley Municipal Funding, 1.87%, 09/04/08	4,900
585	City of Detroit, EDC, Waterfront Reclamation, Series A, Rev., VRDO, LOC: Deutsche Bank A.G., 1.90%, 09/02/08	585
650	City of Detroit, Sewer Disposal, Senior Lien, Series C-1, Rev., VRDO, FSA, 3.00%, 09/04/08	650
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 2.15%, 09/04/08	1,000
1,465	City of Lowell, Limited Obligation, IDR, Litehouse, Inc. Project, Rev., VRDO, LOC: Fifth Third Bank, 2.05%, 09/04/08	1,465
2,865	Dearborn EDC, Henry Ford Village, Rev., VRDO, LOC: Comerica Bank, 1.90%, 09/02/08	2,865
3,990	Dearborn School District, Series P-FLOATS-PT-2641, GO, VRDO, FSA, Q-SBLF, LIQ: Merrill Lynch Capital Services, 1.84%, 09/05/08	3,990
1,960	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-516, GO, VRDO, LIQ: Deutsche Bank A.G., 1.88%, 09/04/08	1,960
2,000	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, FSA, Q-SBLF, LIQ: U.S. Bank NA, LOC: U.S. Bank N.A., 1.86%, 09/04/08	2,000
410	Hartland Consolidated School District, Series 1204, GO, VRDO, Q-SBLF, LIQ: Morgan Stanley Municipal Funding, 1.84%, 09/04/08	410

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   13

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	Value($)
Weekly Demand Notes — Continued
	Michigan — Continued
2,555	Jackson County EDC, Industrial Steel Treating Co. Project, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/02/08	2,555
1,755	Michigan Public Educational Facilities Authority, Academy Woods Project, Rev., VRDO, LOC: Fifth Third Bank, 2.29%, 09/05/08	1,755
348	Michigan State Building Authority, Floater Certificates, Series 907, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 1.89%, 09/04/08	348
	Michigan State Housing Development Authority,
3,000	Series B, Rev., AMT, 2.13%, 09/02/08	3,000
7,000	Series B, Rev., VRDO, AMT, 2.13%, 09/03/08	7,000
705	Series C, Rev., FSA, LIQ: Dexia Credit Local, 1.85%, 09/05/08	705
900	Series C, Rev., 1.93%, 09/03/08	900
4,490	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.98%, 09/04/08	4,490
2,975	Michigan State Housing Development Authority, Multi-Family Housing, Sand Creek Apartments, Series I-A, Rev., VRDO, LOC: Citibank N.A., 1.93%, 09/03/08	2,975
4,125	Michigan State Housing Development Authority, Multi-Family Housing, Sand Creek II Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.93%, 09/03/08	4,125
2,870	Michigan State Housing Development Authority, Multi-Family Housing, Teal Run, Series A, Rev., VRDO, LOC: Citibank N.A., 1.93%, 09/03/08	2,870
1,280	Michigan State Housing Development Authority, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.98%, 09/04/08	1,280
	Michigan State University,
1,810	Series 2000-A, Rev., VRDO, 1.93%, 09/03/08	1,810
265	Series B, Rev., VRDO, 1.75%, 09/03/08	265
995	Michigan Strategic Fund, Atmosphere Heat Treating Project, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/04/08	995
700	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Rev., VRDO, LOC: Lasalle Bank Midwest, 2.12%, 09/03/08	700
1,000	Michigan Strategic Fund, Consumers Energy Co. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.90%, 09/03/08	1,000
915	Michigan Strategic Fund, Custom Profile, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A., 2.05%, 09/04/08	915
4,170	Michigan Strategic Fund, Dawnbreakers LLC Project, Rev., VRDO, LOC: Fifth Third Bank, 2.29%, 09/04/08	4,170
370	Michigan Strategic Fund, E&L Meat Project, Rev., VRDO, LOC: Fifth Third Bank, 2.29%, 09/05/08	370
385	Michigan Strategic Fund, Ferris Coffee & Nut Co. Project, Rev., VRDO, LOC: Old Kent Bank, 2.05%, 09/02/08	385
1,195	Michigan Strategic Fund, Form Acquisition Project, Rev., VRDO, LOC: First Union National Bank, 2.17%, 09/04/08	1,195
1,855	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wachovia Bank N.A., 2.05%, 09/03/08	1,855
843	Michigan Strategic Fund, Grayling Generating Project, Rev., VRDO, LOC: Barclays Bank, New York, 1.90%, 09/03/08	843
900	Michigan Strategic Fund, Imperial Metal Products Co. Project, Rev., VRDO, LOC: Fifth Third Bank, 2.29%, 09/04/08	900
1,200	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, LOC: Lasalle Bank N.A., 2.15%, 09/04/08	1,200
1,170	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/04/08	1,170
840	Michigan Strategic Fund, Pyper Products Corp. Project, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/04/08	840
1,800	Michigan Strategic Fund, Quincy Strategic, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/02/08	1,800
2,355	Michigan Strategic Fund, Rapid Line, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A., 2.05%, 09/04/08	2,355
925	Michigan Strategic Fund, Saginaw Products Corp. Project, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/04/08	925
1,820	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 2.00%, 09/04/08	1,820
2,220	Michigan Strategic Fund, White Hall Products LLC Project, Rev., VRDO, LOC: Fifth Third Bank, 2.29%, 09/04/08	2,220

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	Value($)
Weekly Demand Notes — Continued
	Michigan — Continued
1,750	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thueringen, 1.75%, 09/02/08	1,750
1,545	Munitops II, Series 2007-58, Rev., VRDO, GNMA COLL, 2.02%, 09/04/08	1,545
570	Oakland County EDC, IBC North America, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/04/08	570
2,500	Oakland County EDC, V&M Corp. Project, Rev., VRDO, LOC: Standard Federal Bank, 2.13%, 09/03/08	2,500
	RBC Municipal Products, Inc. Trust, Floater Certificates,
7,000	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 2.09%, 09/04/08	7,000
4,700	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 2.09%, 09/04/08	4,700
	State of Michigan,
5,375	Series 530, Rev., VRDO, MBIA, LIQ: Morgan Stanley Dean Witter, 2.34%, 09/04/08	5,375
1,030	Series PT-2754, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 1.85%, 09/05/08	1,030
	Wayne County Airport Authority,
1,000	Series 2767-X, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.01%, 09/04/08	1,000
6,500	Series MT-115, Rev., VRDO, BHAC, MBIA, LIQ: Svenska Handelsbanken, 1.90%, 09/04/08	6,500
375	Series ROCS-RR-II-R-12055, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 1.95%, 09/04/08	375
5,735	Western Michigan University, Series 2630, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 2.09%, 09/04/08	5,735
2,220	Whitmore Lake Public School District, Series ROCS-RR-II-R-4515, GO, VRDO, Q-SBLF, LIQ: Citigroup Financial Products, 1.73%, 09/04/08	2,220
		126,796
	Puerto Rico — 2.0%
3,310	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	3,310
	Total Weekly Demand Notes (Cost $130,106)	130,106
	Total Investments — 99.6% (Cost $161,017)*	161,017
	Other Assets in Excess of Liabilities — 0.4%	633
	NET ASSETS — 100.0%	$161,650

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   15

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 4.1%
	New York — 4.1%
	Metropolitan Transportation Authority,
20,000	1.40%, 09/04/08	20,000
20,000	1.45%, 09/09/08	20,000
10,000	1.48%, 09/05/08	10,000
25,000	1.70%, 09/10/08	25,000
13,090	Port Authority of New York & New Jersey, 1.99%, 09/04/08 (i)	13,090
	Total Commercial Paper (Cost $88,090)	88,090
Daily Demand Notes — 12.0%
	New York — 12.0%
8,350	Albany Industrial Development Agency, Civic Facilities, St. Rose, Series A, Rev., VRDO, MBIA, LOC: Bank of America N.A., 2.30%, 09/02/08	8,350
150	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 2.30%, 09/02/08	150
600	Metropolitan Transportation Authority, Subseries G-2, Rev., VRDO, LOC: BNP Paribas, 2.50%, 09/02/08	600
	New York City,
800	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 2.25%, 09/02/08	800
290	Subseries A-6, GO, VRDO, FSA, 2.25%, 09/02/08	290
9,945	Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 2.30%, 09/02/08	9,945
3,300	Subseries E-4, GO, VRDO, LOC: Fortis Bank S.A./N.V., 2.45%, 09/02/08	3,300
1,000	Subseries E-4, GO, VRDO, LOC: Fortis Bank S.A./N.V., 2.45%, 09/02/08	1,000
830	Subseries H-1, GO, VRDO, LOC: Bank of New York, 2.25%, 09/02/08	830
255	Subseries H-1, GO, VRDO, LOC: Dexia Credit Local, 2.30%, 09/02/08	255
1,585	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 2.35%, 09/02/08	1,585
10,700	Subseries J-4, GO, VRDO, 2.30%, 09/02/08	10,700
3,785	Subseries J-5, GO, VRDO, 2.50%, 09/02/08	3,785
15,890	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 2.30%, 09/02/08	15,890
200	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 2.55%, 09/02/08	200
1,200	Subseries L-5, GO, VRDO, 2.50%, 09/02/08	1,200
5,125	Series H, Subseries H-3, GO, VRDO, FSA, 2.50%, 09/02/08	5,125
100	Series I, Subseries I-5, GO, VRDO, LOC: CA Public Employee Retirement, 2.45%, 09/02/08	100
2,500	Series I, Subseries I-6, GO, VRDO, LOC: California State Teachers Retirement, 2.45%, 09/02/08	2,500
43,800	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series B, Rev., VRDO, LOC: Bank of America N.A., 2.30%, 09/02/08	43,800
	New York City Municipal Water Finance Authority,
18,000	Subseries B-3, Rev., VRDO, 2.30%, 09/02/08	18,000
6,900	Subseries C-1, Rev., VRDO, 2.30%, 09/02/08	6,900
7,050	Subseries C-3, Rev., VRDO, 2.50%, 09/02/08	7,050
19,645	Series F, Subseries F-2, Rev., VRDO, 2.30%, 09/02/08	19,645
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
500	Series 2008-BB-1, Rev., VRDO, 2.30%, 09/02/08	500
14,095	Series AA-1, Rev., VRDO, 2.45%, 09/02/08	14,095
18,750	Series AA-2, Rev., VRDO, 2.30%, 09/02/08	18,750
11,735	Series BB-1, Rev., VRDO, 2.14%, 09/02/08	11,735
25,620	Series CC-1, Rev., VRDO, 2.30%, 09/02/08	25,620
7,300	New York City Transitional Finance Authority, Rev., VRDO, LIQ: Dexia Credit Local, 2.25%, 09/02/08	7,300
	New York City Transitional Finance Authority, Future Tax Secured,
600	Subseries C-4, Rev., VRDO, 2.30%, 09/02/08	600
235	Subseries C-5, Rev., VRDO, 2.50%, 09/02/08	235
900	Series B, Rev., VRDO, 2.25%, 09/02/08	900
10,830	Series C, Rev., VRDO, 2.50%, 09/02/08	10,830
1,100	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 2.50%, 09/02/08	1,100
1,400	New York City Trust for Cultural Resources, American Museum, Series A1, Rev., VRDO, 2.50%, 09/02/08	1,400
1,055	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 2.45%, 09/02/08	1,055

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — Continued
	New York — Continued
785	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.30%, 09/02/08	785
	Total Daily Demand Notes (Cost $256,905)	256,905
Municipal Bonds — 9.7%
	New York — 9.7%
5,127	Amherst Central School District, GO, BAN, 2.50%, 08/05/09	5,151
	Board of Cooperative Educational Services First Supervisory District, Suffolk County,
4,500	RAN, 2.50%, 03/04/09	4,507
5,300	RAN, 3.00%, 06/30/09	5,334
	Board of Cooperative Educational Services for the Sole Supervisory District,
9,900	RAN, 2.75%, 06/26/09	9,942
8,500	RAN, 2.75%, 08/14/09	8,546
5,500	RAN, 3.00%, 06/30/09	5,541
8,000	Central Square School District, GO, BAN, 3.00%, 07/10/09	8,062
7,500	Chenango Valley Central School District, GO, RAN, 3.00%, 06/26/09	7,555
9,050	Clarence Central School District, GO, TAN, 2.75%, 06/25/09	9,095
3,400	Corning Community College, GO, RAN, 2.75%, 08/21/09	3,418
8,540	Dalton-Nunda Central School District, GO, BAN, 2.75%, 06/25/09	8,578
7,500	Gouveneur Central School District, GO, BAN, 2.75%, 08/14/09	7,541
5,000	Kingston City School District, BAN, 2.75%, 06/26/09	5,023
5,700	Le Roy Central School District, GO, BAN, 3.00%, 06/26/09	5,743
9,210	Morrisville-Eaton Central School District, GO, BAN, 3.00%, 07/09/09	9,272
	Nassau County, Improvement,
6,000	Series Z, GO, FGIC, 5.00%, 09/01/12 (p)	6,120
5,730	Series Z, GO, FGIC, 5.00%, 09/01/13 (p)	5,845
7,590	New York State Thruway Authority, Series A, Rev., MBIA, 5.00%, 04/01/09	7,733
16,535	New York State Thruway Authority, Bridge Service Contract, Rev., 4.00%, 04/01/09	16,696
	New York State Thruway Authority, Local Highway & Bridge,
4,750	Rev., MBIA, 5.63%, 04/01/09 (p)	4,908
9,000	Rev., MBIA, 5.75%, 04/01/09 (p)	9,279
	New York State Urban Development Corp., Correctional Facilities Services Contract,
2,000	Series B, Rev., AMBAC, 5.25%, 01/01/09 (p)	2,034
8,000	Series C, Rev., AMBAC, 5.88%, 01/01/09 (p)	8,153
2,120	New York State Urban Development Corp., Refunded Balance, Correctional Facilities, Series B, Rev., 5.00%, 01/01/09 (p)	2,154
4,950	Oneonta City School District, Series B, BAN, 2.75%, 07/15/09	4,973
7,742	Salamanca City School District, GO, BAN, 3.00%, 06/26/09	7,793
4,995	Triborough Bridge & Tunnel Authority, Series PA-665, Rev., 1.83%, 01/01/17	4,995
7,000	Wallkill Central School District, GO, BAN, 2.75%, 08/14/09	7,042
11,000	Waterloo Central School District, GO, BAN, 2.75%, 08/28/09	11,059
3,000	Wayne-Finger Lakes Board of Cooperative Educational Services, RAN, 3.00%, 06/29/09	3,022
3,605	Wyanantskill Union Free School District, GO, BAN, 3.00%, 07/17/09	3,630
	Total Municipal Bonds (Cost $208,744)	208,744
Weekly Demand Notes — 73.4%
	New York — 70.6%
2,445	ABN AMRO Munitops Certificate Trust, Series 2004-46, Rev., VRDO, FSA, 1.92%, 09/04/08	2,445
	ABN AMRO Munitops Certificate Trust, Non-AMT Trust Certificates,
8,985	Series 2004-33, Rev., VRDO, AMBAC, 2.24%, 09/04/08 (m)	8,985
6,165	Series 2006-32, Rev., VRDO, MBIA-IBC, 2.24%, 09/04/08 (m)	6,165
8,320	Albany County Airport Authority, Series A, Rev., VRDO, AMT, LOC: Bank of America N.A., 1.89%, 09/04/08	8,320
285	Albany Industrial Development Agency, Newkirk Productions, Inc. Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.98%, 09/02/08	285

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   17

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
	Austin Trust Various States,
5,950	Series 2008-1064, GO, VRDO, LIQ: Bank of America N.A., 1.81%, 09/04/08	5,950
4,000	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 1.86%, 09/04/08	4,000
4,750	Series 2008-3006X, Rev., VRDO, MBIA, LIQ: Bank of America N.A., 2.24%, 09/04/08	4,750
1,400	Dutchess County IDA, Marist College, Series A, Rev., VRDO, LOC: Bank of New York, 1.55%, 09/02/08	1,400
	Dutchess County IDA, Marist College Civic Facilities,
8,430	Series A, Rev., VRDO, LOC: Bank of New York, 1.55%, 09/02/08	8,430
13,795	Series A, Rev., VRDO, LOC: Keybank N.A., 1.55%, 09/04/08	13,795
3,300	EAGLE Tax-Exempt Trust, Partner Certificate, Series 2001-3202, Class A, Rev., VRDO, LIQ: Citibank N.A., 1.73%, 09/04/08	3,300
9,735	Eclipse Funding Trust, Solar Eclipse, Series 2006-0117, Rev., VRDO, FSA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.84%, 09/04/08	9,735
230	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, MBIA-IBC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.84%, 09/04/08	230
2,470	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.84%, 09/04/08	2,470
8,200	Eclipse Funding Trust, Solar Eclipse, New York, Series 2006-0029, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 1.84%, 09/04/08	8,200
2,035	Franklin County IDA, Trudeau Institute Project, Rev., VRDO, LOC: Fleet National Bank, 1.83%, 09/03/08	2,035
500	Guilderland IDA, Northeastern Industrial Park, Series A, Rev., VRDO, LOC: Fleet Bank of New York, 1.83%, 09/02/08	500
1,505	Haverstraw-Stony Point Central School District, MERLOTS, Series D26, GO, VRDO, 2.22%, 09/03/08	1,505
12,425	Hempstead Town IDA, Series 2007-300, Rev., VRDO, 1.86%, 09/04/08	12,425
	Long Island Power Authority, Electric Systems,
300	Series D, Rev., VRDO, FSA, 2.65%, 09/03/08	300
8,650	Series G, Rev., VRDO, FSA, 2.07%, 09/03/08	8,650
300	Series H, Rev., VRDO, FSA, 3.15%, 09/03/08	300
	Metropolitan Transportation Authority,
4,600	Sub Series E-1, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 1.68%, 09/03/08	4,600
761	Series 823D, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 2.07%, 09/04/08	761
35,495	Series B, Rev., VRDO, FSA, 1.95%, 09/03/08	35,495
6,090	Series D-2, Rev., VRDO, FSA, 1.93%, 09/03/08	6,090
5,405	Series PA-1105, Rev., VRDO, 1.90%, 09/05/08	5,405
8,320	Series ROCS-RR-II-R-10266, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citigroup Financial Products, 1.86%, 09/04/08	8,320
4,060	Series ROCS-RR-II-R-10290, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 2.18%, 09/04/08	4,060
11,440	Monroe County IDA, Rochester Institute Project, Series A, Rev., VRDO, LOC: First Union National Bank, 1.75%, 09/03/08	11,440
6,800	Munitops II , Series 2007-43, Rev., VRDO, 1.81%, 09/04/08	6,800
5,000	Nassau County, Series A, GO, VRDO, LOC: Bank of America, N.A., 1.45%, 09/05/08	5,000
	Nassau County Interim Finance Authority, Sales Tax Secured,
10,000	Series A, Rev., VRDO, 1.70%, 09/02/08	10,000
11,045	Series A, Rev., VRDO, FSA, 1.75%, 09/02/08	11,045
10,000	Series B, Rev., VRDO, 1.70%, 09/02/08	10,000
	Nassau Health Care Corp.,
13,400	Subseries 2004-C1, Rev., VRDO, FSA, 1.98%, 09/03/08	13,400
17,085	Subseries 2004-C2, Rev., VRDO, FSA, 1.88%, 09/05/08	17,085
2,200	Subseries 2004-C3, Rev., VRDO, FSA, 1.88%, 09/03/08	2,200
	New York City,
7,400	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 1.68%, 09/03/08	7,400
16,500	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 1.73%, 09/03/08	16,500
6,800	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 1.55%, 09/03/08	6,800
5,400	Subseries A-6, GO, VRDO, LOC: Helaba, 1.65%, 09/10/08	5,400
7,550	Subseries A-6, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 1.67%, 09/03/08	7,550
22,800	Subseries C-3, GO, VRDO, LOC: BNP Paribas, 1.65%, 09/10/08	22,800
15,750	Subseries C-4, GO, VRDO, LOC: BNP Paribas, 1.67%, 09/10/08	15,750

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
795	Subseries C-5, GO, VRDO, LOC: Bank of New York, 1.67%, 09/10/08	795
3,550	Subseries C-5, GO, VRDO, LOC: Bayerische Landesbank, 1.73%, 09/03/08	3,550
17,550	Subseries D-3, GO, VRDO, 1.45%, 09/05/08	17,550
2,000	Subseries F-3, GO, VRDO, LOC: Royal Bank of Scotland, 1.68%, 09/04/08	2,000
4,000	Subseries G-2, GO, VRDO, LOC: Bank of Nova Scotia, 1.55%, 09/09/08	4,000
3,145	Subseries H-2, GO, VRDO, LOC: Bank of Nova Scotia, 1.55%, 09/09/08	3,145
29,830	Subseries H-2, GO, VRDO, LOC: Bank of New York, 1.68%, 09/03/08	29,830
31,690	Subseries H-3, GO, VRDO, LOC: Bank of New York, 1.65%, 09/11/08	31,690
8,750	Subseries J-11, GO, VRDO, 1.75%, 09/03/08	8,750
8,100	Series B-2, Subseries B-5, GO, VRDO, MBIA, 2.50%, 09/03/08	8,100
2,200	Series F-2, GO, VRDO, LOC: Depfa Bank plc, 1.76%, 09/03/08	2,200
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 1.73%, 09/03/08	3,800
5,380	Series PT-3823, GO, VRDO, LIQ: Dexia Credit Local, 1.83%, 09/05/08	5,380
	New York City Capital Resources Corp., Loan Enhanced Assistance,
2,125	Series B, Rev., VRDO, LOC: Bank of America N.A., 1.83%, 09/04/08	2,125
6,000	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 1.83%, 09/04/08	6,000
1,900	New York City Housing Development Corp., Mortgage, 55 Pierrepont Development, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 1.77%, 09/03/08	1,900
10,000	New York City Housing Development Corp., Multi-Family Housing, 2 Gold Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.75%, 09/03/08	10,000
17,000	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, 1.45%, 02/15/35	17,000
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	3,400
5,000	New York City Housing Development Corp., Multi-Family Housing, 201 Pearl Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.75%, 09/03/08	5,000
4,715	New York City Housing Development Corp., Multi-Family Housing, 1405 Fifth Avenue Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.78%, 09/05/08	4,715
2,970	New York City Housing Development Corp., Multi-Family Housing, Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	2,970
3,600	New York City Housing Development Corp., Mortgage, Multi-Family Housing, Brookhaven Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.81%, 09/03/08	3,600
5,700	New York City Housing Development Corp., Multi-Family Housing, Carnegie Park, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	5,700
3,200	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.90%, 09/03/08	3,200
11,200	New York City Housing Development Corp., Mortgage, Multi-Family Housing, Grace Towers Development, Series A, Rev., VRDO, LOC: Citibank N.A., 1.81%, 09/03/08	11,200
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	200
1,355	New York City Housing Development Corp., Multi-Family Housing, Marseilles Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.68%, 09/03/08	1,355
7,500	New York City Housing Development Corp., Multi-Family Housing, Mortgage Urban Horizons II, Series A, Rev., VRDO, LOC: Citibank N.A., 1.81%, 09/03/08	7,500
4,760	New York City Housing Development Corp., Multi-Family Housing, Mortgage-Odgen Ave. Apartments, Series A, Rev., VRDO, LOC: FNMA, 1.78%, 09/05/08	4,760
2,500	New York City Housing Development Corp., Multi-Family Housing, Mortgage-Odgen Ave. Apartments II, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.90%, 09/03/08	2,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   19

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
8,620	New York City Housing Development Corp., Multi-Family Housing, Mortgage-Thessalonica Court, Series A, Rev., VRDO, LOC: Citibank N.A., 1.81%, 09/03/08	8,620
2,215	New York City Housing Development Corp., Multi-Family Housing, Parkview Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.85%, 09/03/08	2,215
4,900	New York City Housing Development Corp., Multi-Family Housing, Progress of Peoples Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	4,900
300	New York City Housing Development Corp., Multi-Family Housing, Rental Housing, Tribeca Tower, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.98%, 09/03/08	300
6,900	New York City Housing Development Corp., Multi-Family Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	6,900
5,000	New York City Housing Development Corp., Multi-Family Housing, Susan’s Court, Series A, Rev., VRDO, LOC: Citibank N.A., 1.90%, 09/03/08	5,000
8,750	New York City Housing Development Corp., Multi-Family Housing, The Dorado Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 1.95%, 09/03/08	8,750
4,900	New York City Housing Development Corp., Multi-Family Housing, White Plains Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 1.90%, 09/03/08	4,900
3,300	New York City Housing Development Corp., West 43rd Street Development, Series A, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	3,300
4,470	New York City Housing Development Corp., West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 1.85%, 09/10/08	4,470
2,000	New York City Industrial Development Agency, Abraham Joshua Heschel Project, Rev., VRDO, LOC: Allied Irish Bank plc, 1.83%, 09/04/08	2,000
3,015	New York City Industrial Development Agency, Allen Stevenson School, Rev., VRDO, LOC: Allied Irish Bank plc, 1.87%, 09/04/08	3,015
850	New York City Industrial Development Agency, American Society Technion Project, Rev., VRDO, LOC: Allied Irish Bank plc, 1.68%, 09/03/08	850
12,750	New York City Industrial Development Agency, Columbia Grammar & Prep School, Rev., VRDO, LOC: Allied Irish Bank plc, 1.87%, 09/04/08	12,750
9,000	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: Wachovia Bank N.A., 1.80%, 09/02/08	9,000
2,905	New York City Industrial Development Agency, Hewitt School Project, Rev., VRDO, LOC: Allied Irish Bank plc, 1.87%, 09/04/08	2,905
25,800	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 1.55%, 09/04/08	25,800
17,000	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series A, Rev., VRDO, LOC: Bank of America N.A., 1.85%, 09/03/08	17,000
580	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-110, Rev., VRDO, LIQ: Societe Generale, 1.88%, 09/03/08	580
4,800	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 1.81%, 09/04/08	4,800
735	New York City Industrial Development Agency, Plaza Packaging Project, Rev., VRDO, LOC: Bank of New York, 1.85%, 09/02/08	735
	New York City Municipal Water Finance Authority,
5,900	Subseries C-2, Rev., VRDO, 1.70%, 09/04/08	5,900
6,700	Series F, Subseries F-1, Rev., VRDO, 1.55%, 09/10/08	6,700
6,495	Series PA-900, Rev., VRDO, 1.83%, 09/05/08	6,495
19,475	Series PT-2443, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 2.03%, 09/10/08	19,475
17,895	Series ROCS-RR-II-R-385, Rev., VRDO, MBIA, LIQ: Citibank N.A., 2.03%, 09/04/08	17,895
	New York City Transitional Finance Authority,
8,670	Subseries 2-B, Rev., VRDO, LIQ: Dexia Credit Local, 1.83%, 09/03/08	8,670
8,470	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 1.65%, 09/10/08	8,470
2,450	Subseries 2-E, Rev., VRDO, 1.55%, 09/10/08	2,450
4,855	Series ROCS-RR-II-R-4052, Rev., VRDO, LIQ: Citigroup Financial Products, 1.78%, 09/04/08	4,855
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VRDO, 1.70%, 09/03/08	600

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
	New York City Transitional Finance Authority, New York City Recovery,
2,600	Series 3, Subseries 3-C, Rev., VRDO, 1.70%, 09/10/08	2,600
4,500	Series 3, Subseries 3-D, Rev., VRDO, 1.70%, 09/10/08	4,500
1,500	New York City Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 1.68%, 09/03/08	1,500
7,900	New York City, EAGLE, Series 2008-12, Class A, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 1.94%, 09/04/08	7,900
	New York Liberty Development Corp.,
18,640	Series 1451, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.82%, 09/04/08	18,640
51,800	Series 2613, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.89%, 09/04/08	51,799
	New York Local Government Assistance Corp.,
1,050	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.70%, 09/10/08	1,050
4,100	Series D, Rev., VRDO, LOC: Societe Generale, 1.72%, 09/02/08	4,100
10,550	Series F, Rev., VRDO, LOC: Societe Generale, 1.90%, 09/10/08	10,550
8,400	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 1.66%, 09/10/08	8,400
120	New York Local Government Assistance Corp., Floating Rate Receipts, Series SG-100, Rev., VRDO, GO, MBIA-IBC, 2.04%, 09/10/08	120
13,150	New York Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VRDO, FSA, 2.15%, 09/10/08	13,150
	New York Mortgage Agency, Homeowner Mortgage,
9,650	Series 115, Rev., VRDO, 1.78%, 09/05/08	9,650
2,300	Series 125, Rev., VRDO, AMT, 2.03%, 09/03/08	2,300
	New York State Dormitory Authority,
16,755	Series 1158, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.87%, 09/04/08	16,755
5,412	Series 1322, Rev., VRDO, FHA, LIQ: Morgan Stanley Municipal Funding, 1.87%, 09/04/08	5,412
10,490	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	10,490
3,545	Series PA-449, Rev., VRDO, FSA, 2.45%, 09/10/08	3,545
7,860	Series PT-2240, Rev., VRDO, FSA-CR, 2.45%, 09/05/08	7,860
5,975	Series PT-3638, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 1.83%, 09/05/08	5,975
	New York State Dormitory Authority, Mental Health Services,
26,700	Subseries D-28, Rev., VRDO, FSA, 1.95%, 09/04/08	26,700
400	Subseries D-2E, Rev., VRDO, 1.75%, 09/04/08	400
4,000	Subseries D-2G, Rev., VRDO, 1.73%, 09/02/08	4,000
2,905	Subseries D-2H, Rev., VRDO, 1.75%, 09/04/08	2,905
9,740	Series F-2C, Rev., VRDO, FSA, 2.10%, 09/02/08	9,740
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VRDO, LIQ: Societe Generale, 1.88%, 09/03/08	5,805
7,000	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 1.65%, 09/04/08	7,000
	New York State Energy Research & Development Authority,
5,100	Subseries C-1, Rev., VRDO, LOC: Citibank N.A., 1.81%, 09/03/08	5,100
575	Subseries C-2, Rev., VRDO, LOC: Citibank N.A., 1.85%, 09/03/08	575
13,217	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 1.82%, 09/04/08	13,217
	New York State Housing Finance Agency,
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	2,000
15,505	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	15,505
1,300	Series C, Rev., VRDO, LOC: Dexia Credit Local, 1.78%, 09/03/08	1,300
750	Series D, Rev., VRDO, LOC: State Street Bank & Trust Co., 1.75%, 09/03/08	750
6,300	Series E, Rev., VRDO, LOC: BNP Paribas, 1.75%, 09/03/08	6,300
700	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.80%, 09/03/08	700
25,500	New York State Housing Finance Agency, 10 Liberty Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.85%, 09/03/08	25,500
	New York State Housing Finance Agency, 101 West End,
1,150	Rev., VRDO, FNMA, LIQ: FNMA, 1.97%, 09/03/08	1,150
8,600	Rev., VRDO, FNMA, LIQ: FNMA, 1.97%, 09/03/08	8,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   21

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
10,000	New York State Housing Finance Agency, 125 West 31st Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/10/08	10,000
	New York State Housing Finance Agency, 150 East 44th Street,
3,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.97%, 09/03/08	3,000
4,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.97%, 09/03/08	4,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 1.95%, 09/03/08	2,000
19,500	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.81%, 09/03/08	19,500
	New York State Housing Finance Agency, 345 East 94th Street Housing,
9,400	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.97%, 09/03/08	9,400
13,100	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.97%, 09/10/08	13,100
6,800	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.92%, 09/03/08	6,800
6,050	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	6,050
5,000	New York State Housing Finance Agency, 360 West 43rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	5,000
10,000	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.95%, 09/03/08	10,000
2,700	New York State Housing Finance Agency, 70 Battery Place Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	2,700
10,000	New York State Housing Finance Agency, 900 Eighth Ave., Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.76%, 05/15/35	10,000
4,400	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	4,400
3,750	New York State Housing Finance Agency, Chelsea ARMS Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	3,750
1,150	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	1,150
5,800	New York State Housing Finance Agency, Kew Gardens Hills Housing, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	5,800
6,800	New York State Housing Finance Agency, McCarthy Manor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.98%, 09/03/08	6,800
4,600	New York State Housing Finance Agency, Multi-Family Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.95%, 09/03/08	4,600
3,300	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.75%, 09/03/08	3,300
5,055	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.25%, 09/10/08	5,055
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 1.85%, 09/03/08	3,820
	New York State Housing Finance Agency, Theater Row,
10,000	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.85%, 09/03/08	10,000
3,500	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.85%, 09/03/08	3,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	3,400
9,350	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	9,350
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.85%, 09/03/08	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	6,700
	New York State Housing Finance Agency, West 23rd Street,
8,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.97%, 09/03/08	8,800
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.95%, 09/03/08	7,700
4,500	New York State Housing Finance Agency, West 38 Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.97%, 09/03/08	4,500

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
4,830	New York State Housing Finance Agency, West Haverstraw Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	4,830
	New York State Housing Finance Agency, Worth Street,
5,700	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.85%, 09/03/08	5,700
	New York State Thruway Authority,
4,165	Series 1194, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 1.92%, 09/04/08	4,165
609	Series 1611, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 2.02%, 09/04/08	609
20,100	Series ROCS-RR-II-R-12114, Rev., VRDO, FSA , LIQ: Bayerische Landesbank, 1.95%, 09/04/08	20,100
	New York State Urban Development Corp.,
7,815	Series 2008-053, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 1.84%, 09/04/08	7,815
9,105	Series 2008-054, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 1.84%, 09/04/08	9,105
4,800	Series ROCS-RR-II-R-10011CE, COP, VRDO, LIQ: Citigroup Financial Products, 1.89%, 09/04/08	4,800
	New York State Urban Development Corp., State Facilities,
25,985	Series A3A, Rev., VRDO, 1.90%, 09/04/08	25,985
6,500	Series A3B, Rev., VRDO, 1.75%, 09/04/08	6,500
2,685	Oneida County IDA, Rev., VRDO, LOC: NBT Bank N.A., 1.85%, 09/04/08	2,685
6,820	Oneida County IDA, Individual Development, Champion Home, Rev., VRDO, LOC: Credit Suisse, 1.83%, 09/04/08	6,820
1,675	Oneida County IDA, Individual Development, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 1.85%, 09/04/08	1,675
4,080	Onondaga County IDA, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 2.00%, 09/03/08	4,080
	Onondaga County IDA, Solvay Paperboard Project,
870	Rev., VRDO, LOC: Citibank N.A., 1.80%, 09/03/08	870
2,550	Series A, Rev., VRDO, LOC: Citibank N.A., 1.80%, 09/04/08	2,550
3,340	Ontario County IDA, Friends Finger Lakes, Series A, Rev., VRDO, LOC: Citizens Bank N.A., 1.87%, 09/04/08	3,340
	Puttable Floating Option Tax-Exempt Receipts,
10,485	Series MT-399, Rev., VRDO, MBIA, LIQ: Merrill Lynch International Bank Ltd., 1.88%, 09/05/08	10,485
8,180	Series PT-4291, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 2.78%, 09/10/08	8,180
13,600	Series PT-4616, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 1.84%, 09/05/08	13,600
3,700	Rockland County IDA, Jawonio Inc., Project, Rev., VRDO, LOC: Bank of New York, 1.60%, 09/03/08	3,700
885	Rockland County IDA, Shock Tech, Inc., Project, Rev., VRDO, LOC: Bank of New York, 1.85%, 09/03/08	885
6,010	Suffolk County IDA, Guide Dog Foundation, Inc., Rev., VRDO, LOC: Bank of New York, 1.55%, 09/04/08	6,010
10,245	Tobacco Settlement Financing Corp. Authority, Series ROCS-RR-II-R-1066, Rev., VRDO, AGC-ICC, AMBAC, LIQ: Citigroup Financial Products, 1.87%, 09/04/08	10,245
	Triborough Bridge & Tunnel Authority,
13,800	Subseries B-3, Rev., VRDO, 1.68%, 09/03/08	13,800
700	Subseries B-4, Rev., VRDO, 1.90%, 09/04/08	700
7,800	Series A, Rev., VRDO, 1.65%, 09/03/08	7,800
4,045	Series B, Rev., VRDO, 1.71%, 09/04/08	4,045
360	Series PA-1090, Rev., VRDO, MBIA-IBC , 1.83%, 09/10/08	360
9,932	Westchester County IDA, Series 2007-103G , Rev., VRDO, LIQ: Goldman Sachs Special Situation, 1.90%, 09/04/08	9,932
800	Westchester County IDA, Bankville Independent Fire Co., Series B, Rev., VRDO, LOC: Bank of New York, 1.75%, 09/04/08	800
4,150	Westchester County IDA, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 1.55%, 09/04/08	4,150
4,580	Westchester County IDA, Panorama Flight Services, Inc. Project, Rev., VRDO, LOC: Bank of New York, 1.75%, 09/03/08	4,580
2,520	Westchester County IDA, The Masters School, Rev., VRDO, LOC: Allied Irish Bank plc, 1.87%, 09/04/08	2,520
3,865	Westchester County IDA, Young Women’s Christian Association, Rev., VRDO, LOC: Bank of New York, 1.55%, 09/04/08	3,865

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   23

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
2,570	Yonkers IDA, 104 Asburton Ave. LLC, Series 104, Rev., VRDO, LOC: Keybank N.A., 1.75%, 09/02/08	2,570
		1,515,365
	Puerto Rico — 2.8%
18,735	Puerto Rico Public Finance Corp., Series 705 D, Rev., VRDO, AMBAC, 1.85%, 09/04/08	18,735
39,250	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, 2.04%, 09/04/08	39,250
		57,985
	Total Weekly Demand Notes (Cost $1,573,350)	1,573,350
	Total Investments — 99.2% (Cost $2,127,089)*	2,127,089
	Other Assets in Excess of Liabilities — 0.8%	16,617
	NET ASSETS — 100.0%	$2,143,706

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 4.8% (n)
	Ohio — 4.8%
4,000	Cleveland Clinic Health Facility, 1.60%, 10/22/08	4,000
2,000	Ross County, Hospital Improvement Facilities, Adena Project, VAR, CIFG, 3.00%, 10/29/08	2,000
	Total Commercial Paper (Cost $6,000)	6,000
Daily Demand Notes — 10.7%
	Ohio — 10.7%
625	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 2.35%, 09/02/08	625
	Geauga County, South Franklin, Circle Project,
250	Series A, Rev., VRDO, LOC: Keybank N.A., 2.60%, 09/02/08	250
500	Series B, Rev., VRDO, LOC: Keybank N.A., 2.60%, 09/02/08	500
	Ohio Air Quality Development Authority, PCR, First Energy,
1,125	Series A, Rev., VRDO, LOC: Barclays Bank plc, 2.42%, 09/02/08	1,125
2,350	Series B, Rev., VRDO, LOC: Bank of America N.A., 2.35%, 09/02/08	2,350
500	Ohio Air Quality Development Authority, PCR, Ohio Edison Co., Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 2.60%, 09/02/08	500
3,100	Paulding County, Solid Waste, Lafarge Corp. Project, Rev., VRDO, LOC: Bayerische Landesbank, 2.27%, 09/02/08	3,100
100	State of Ohio, Higher Education Facilities, Case Western Reserve University, Series A, Rev., VRDO, 2.55%, 09/02/08	100
4,800	State of Ohio, Solid Waste, BP Chemical, Inc. Project, Rev., VRDO, 2.70%, 09/02/08	4,800
100	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VRDO, 2.70%, 09/02/08	100
	Total Daily Demand Notes (Cost $13,450)	13,450
Municipal Bonds — 4.7%
	Ohio — 4.7%
1,500	Barberton City School District, School Facilities Construction, BAN, GO, 2.60%, 11/04/08 (p)	1,502
2,550	City of Mason, BAN, GO, 3.00%, 03/12/09	2,559
900	City of Silverton, Building Acquisition, BAN, GO, 2.90%, 04/22/09	905
1,000	Cuyahoga Community College District, TAN, 2.35%, 12/18/08	1,002
	Total Municipal Bonds (Cost $5,968)	5,968
Weekly Demand Notes — 79.5%
	Ohio — 76.8%
2,000	ABN AMRO Munitops Certificate Trust, Series 2006-4, GO, VRDO, FSA, 1.96%, 09/04/08 (m)	2,000
	Buckeye Tobacco Settlement Financing Authority,
2,068	Series 2125, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	2,068
2,880	Series 2149, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	2,880
5,260	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 1.84%, 09/04/08	5,260
4,005	Clipper Tax-Exempt Certificate Trust, Series 2007-21, Rev., VRDO, LIQ: State Street Bank & Trust Co., 1.89%, 09/04/08	4,005
	Columbus Regional Airport Authority,
700	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 1.86%, 09/04/08	700
1,960	Series MT-242, Rev., VRDO, 2.78%, 09/05/08	1,960
1,900	Cuyahoga County, EDA, Gilmore Academy Project, Rev., VRDO, LOC: Fifth Third Bank, 2.02%, 09/05/08	1,900
2,100	Cuyahoga County, Health Care Facilities, Jennings Center Older Project, Rev., VRDO, LOC: Fifth Third Bank, 1.92%, 09/04/08	2,100
415	Deutsche Bank Spears/Lifers Trust Various States, GO, VRDO, FSA, LIQ: Deutsche Bank AG, 1.84%, 09/05/08	415
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 2.08%, 09/04/08	5,549
1,040	Huron County, EDR, Norwalk Furniture Project, Rev., VRDO, LOC: Comerica Bank, 2.00%, 09/04/08	1,040
370	Lake County, Pressure Technology, Inc., Rev., VRDO, LOC: Wachovia Bank N.A., 2.05%, 09/04/08	370
2,505	Lancaster Port Authority, Ohio Gas, Rev., VRDO, 1.82%, 09/04/08	2,505
170	Mahoning County, Forum Health Obligation Group, Series B, Rev., VRDO, LOC: Fifth Third Bank, 1.89%, 09/04/08	170

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   25

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
1,000	Miami County, Hospital Facilities, Series PT-575, Rev., VRDO, 2.71%, 09/05/08	1,000
4,600	Middletown Hospital Facilities, Series MT-239, Rev., VRDO, LIQ: Merrill Lynch Capital Services, LOC: Lloyds TSB Bank plc, 1.83%, 09/05/08	4,600
2,400	Montgomery County, Catholic Health, Series B-2, Rev., VRDO, 1.90%, 09/03/08	2,400
2,000	Montgomery County, Kettering Health, Series A, Rev., VRDO, FSA, 1.95%, 09/05/08	2,000
2,825	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: Federal Home Loan Bank, 1.91%, 09/04/08	2,825
5,000	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 1.90%, 09/03/08	5,000
1,165	Ohio Housing Finance Agency, MERLOTS, Series A78, Rev., VRDO, GNMA COLL, 2.02%, 09/03/08	1,165
	Ohio Housing Finance Agency, Residential Mortgage Backed,
2,740	Series B, Rev., VRDO, AMT, 1.93%, 09/03/08	2,740
1,200	Series B-1, Rev., VRDO, 1.85%, 09/05/08	1,200
1,275	Series B2, Rev., VRDO, AMT, 2.00%, 09/03/08	1,275
1,400	Series C, Rev., VRDO, AMT, GNMA COLL, 1.95%, 09/03/08	1,400
3,000	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.95%, 09/03/08	3,000
2,090	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 1.85%, 09/05/08	2,090
2,625	Series F, Rev., VRDO, AMT, GNMA/FNMA, 1.95%, 09/05/08	2,625
1,000	Series H, Rev., VRDO, GNMA/FNMA, 1.93%, 09/03/08	1,000
3,500	Ohio State Higher Education Facility Commission, Series 2812, Rev., VRDO, AMBAC-TCRS, Bank of New York, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	3,500
2,100	Ohio State Higher Educational Facility Commission, EAGLE, Series 2007-41, Class A, Rev., VRDO, AMBAC-TCRS, Bank of New York, LIQ: Citibank N.A., 1.87%, 09/04/08	2,100
2,088	Ohio State Water Development Authority, Series 1118, Rev., VRDO, LIQ: Rabobank Nederland, 1.83%, 09/04/08	2,088
1,650	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 1.99%, 09/03/08	1,650
	Ohio State Water Development Authority, Pollution Control, First Energy Project,
3,040	Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 1.95%, 09/04/08	3,040
2,000	Series B, Rev., VRDO, LOC: Barclays Bank plc, 1.85%, 09/03/08	2,000
3,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4180, Rev., VRDO, AGC-ICC, AMBAC, LIQ: Merrill Lynch Capital Services, 2.49%, 09/05/08	3,000
2,635	State of Ohio, Series RR-II-R-6075, GO, VRDO, LIQ: Citigroup Financial Products, 1.79%, 09/04/08	2,635
830	State of Ohio, Higher Educational Facilities, Xavier University Project, Rev., VRDO, LOC: U.S. Bank N.A., 1.90%, 09/04/08	830
3,400	Student Loan Funding Corp., Series A-2, Rev., VRDO, LIQ: Citibank N.A., 1.95%, 09/03/08 (e)	3,400
3,000	University of Cincinnati, General Receipts, Series B, Rev., VRDO, AMBAC, 2.34%, 09/04/08	3,000
1,700	Warren County EDA, Ralph J. Stolle Countryside, Rev., VRDO, LOC: Fifth Third Bank, 2.02%, 09/05/08	1,700
862	Warren County Health Care Facilities Revenue, Improvement, Otterbein Homes, Series B, Rev., VRDO, LOC: Fifth Third Bank, 1.90%, 09/04/08	862
		97,047

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Weekly Demand Notes — Continued
	Puerto Rico — 2.7%
950	Puerto Rico Infrastructure Financing Authority, Series 1, SO, VRDO, LIQ: Goldman Sachs Special Financing, 1.87%, 09/04/08	950
2,455	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 2.04%, 09/04/08	2,455
		3,405
	Total Weekly Demand Notes (Cost $100,452)	100,452
	Total Investments — 99.7% (Cost $125,870)*	125,870
	Other Assets in Excess of Liabilities — 0.3%	386
	NET ASSETS — 100.0%	$126,256

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   27

JPMorgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

*—	The cost of securities is substantially the same for federal income tax purposes.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward currency contracts.

(n)—	The rate shown is the effective yield at the date of purchase.

(p)—	Security is prerefunded or escrowed to maturity.

(t)—	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

ACES—	Automatically Convertible Securities

AGC —	American Guarantee Corp.

AMBAC —	American Municipal Bond Assurance Corp.

AMT —	Alternative Minimum Tax

BAN —	Bond Anticipation Note

BHAC —	Berkshire Hathaway and Assurance Corp.

CIFG —	CDC IXIS Financial Guaranty

COLL —	Collateral

COP —	Certificates of Participation

CR —	Custodial Receipts

EAGLE —	Earnings of accrual generated on local tax-exempt securities

EDA —	Economic Development Authority

EDC —	Economic Development Corporation

EDR —	Economic Development Revenue

FGIC —	Financial Guaranty Insurance Co.

FHA —	Federal Housing Administration

FHLB —	Federal Home Loan Bank

FHLMC —	Federal Home Loan Mortgage Corporation

FNMA —	Federal National Mortgage Association

FSA —	Financial Security Assurance

GNMA —	Government National Mortgage Association

GO —	General Obligation

IBC —	Insured Bond Certificates

ICC—	Insured Custody Certificates

IDA —	Industrial Development Authority

IDR —	Industrial Development Revenue

LIQ —	Liquidity Agreement

LOC —	Letter of Credit

MBIA —	Municipal Bond Insurance Association Corp.

MERLOTS —	Municipal Exempt Receipts Liquidity Optional Tender

PCR —	Pollution Control Revenue

Q-SBLF —	Qualified School Board Loan Fund

RAN —	Revenue Anticipation Note

Rev.—	Revenue Bond

SO —	Special Obligation

TAN —	Tax Anticipation Note

TCRS —	Transferable Custodial Receipts

TRAN—	Tax & Revenue Anticipation Note

VAR—	Variable Rate Security. The interest rate shown is the rate as of August 31, 2008.

VRDO —	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2008.

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   29

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund	Michigan Municipal Money Market Fund	New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,049,603	$161,017	$2,127,089	$125,870
Cash	2	33	62	23
Receivables:
Investment securities sold	—	—	22,780	—
Fund shares sold	—	49	—	—
Interest and dividends	2,937	679	5,630	471
Total Assets	1,052,542	161,778	2,155,561	126,364

LIABILITIES:
Payables:
Dividends	97	5	457	1
Investment securities purchased	—	—	9,942	—
Accrued liabilities:
Investment advisory fees	73	11	148	8
Administration fees	54	7	131	6
Shareholder servicing fees	228	33	553	22
Distribution fees	430	10	373	19
Custodian and accounting fees	4	3	17	4
Trustees’ and Chief Compliance Officer’s fees	3	—	49	—	(a)
Other	144	59	185	48
Total Liabilities	1,033	128	11,855	108
Net Assets	$1,051,509	$161,650	$2,143,706	$126,256

NET ASSETS:
Paid in capital	$1,051,022	$161,620	$2,142,361	$126,117
Accumulated undistributed (distributions in excess of) net investment income	392	29	1,210	54
Accumulated net realized gains (losses)	95	1	135	85
Total Net Assets	$1,051,509	$161,650	$2,143,706	$126,256
Net Assets:
Morgan	$263,648	$66,121	$1,406,821	$44,485
Premier	—	72,504	—	2,385
Reserve	—	23,025	426,700	79,386
E*Trade	787,861	—	310,185	—
Total	$1,051,509	$161,650	$2,143,706	$126,256
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Morgan	263,597	66,114	1,405,769	44,422
Premier	—	72,482	—	2,382
Reserve	—	23,035	426,636	79,290
E*Trade	787,437	—	310,034	—
Net asset value offering and redemption price per share (all shares)	$1.00	$1.00	$1.00	$1.00

Cost of investments in non-affiliates	$1,049,603	$161,017	$2,127,089	$125,870

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund		New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
INVESTMENT INCOME:
Interest income	$10,330		$1,559		$21,633	$1,148

EXPENSES:
Investment advisory fees	416		59		893	44
Administration fees	363		52		778	38
Distribution fees:
Morgan	119		25		731	20
Reserve	—		29		568	84
E*Trade	2,411		—		949	—
Shareholder servicing fees:
Morgan	416		88		2,558	70
Premier	—		113		—	4
Reserve	—		34		682	101
E*Trade	1,206		—		475	—
Custodian and accounting fees	16		15		35	12
Interest expense	2		—	(a)	1	—	(a)
Professional fees	30		28		43	27
Trustees’ and Chief Compliance Officer’s fees	6		1		12	1
Printing and mailing costs	55		5		31	4
Registration and filing fees	15		15		17	6
Transfer agent fees	13		9		96	10
Other	5		2		12	2
Total expenses	5,073		475		7,881	423
Less amounts waived	(399)		(78)		(392)	(63)
Less earnings credits	—	(a)	—	(a)	(4)	—	(a)
Less expense reimbursements for legal matters	—		—	(a)	—	—	(a)
Net expenses	4,674		397		7,485	360
Net investment income (loss)	5,656		1,162		14,148	788

REALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	94		1		135	84
Change in net assets resulting from operations	$5,750		$1,163		$14,283	$872

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,656	$27,626	$1,162	$5,359
Net realized gain (loss)	94	301	1	13
Change in net assets resulting from operations	5,750	27,927	1,163	5,372

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(1,662)	(4,126)	(375)	(1,231)
Premier
From net investment income	—	—	(626)	(3,520)
Reserve
From net investment income	—	—	(161)	(608)
E*Trade
From net investment income	(3,994)	(23,500)	—	—
Total distributions to shareholders	(5,656)	(27,626)	(1,162)	(5,359)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	55,765	(44,536)	29,344	(135,253)

NET ASSETS:
Change in net assets	55,859	(44,235)	29,345	(135,240)
Beginning of period	995,650	1,039,885	132,305	267,545
End of period	$1,051,509	$995,650	$161,650	$132,305
Accumulated undistributed (distributions in excess of) net investment income	$392	$392	$29	$29

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,148	$56,159	$788	$3,159
Net realized gain (loss)	135	418	84	8
Change in net assets resulting from operations	14,283	56,577	872	3,167

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(9,811)	(34,435)	(295)	(784)
From net realized gains	—	—	—	— (a)
Premier
From net investment income	—	—	(21)	(603)
From net realized gains	—	—	—	— (a)
Reserve
From net investment income	(2,839)	(11,383)	(472)	(1,782)
From net realized gains	—	—	—	(1)
E*Trade
From net investment income	(1,517)	(10,349)	—	—
Total distributions to shareholders	(14,167)	(56,167)	(788)	(3,170)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	197,920	116,929	45,153	(55,238)

NET ASSETS:
Change in net assets	198,036	117,339	45,237	(55,241)
Beginning of period	1,945,670	1,828,331	81,019	136,260
End of period	$2,143,706	$1,945,670	$126,256	$81,019
Accumulated undistributed (distributions in excess of) net investment income	$1,210	$1,229	$54	$54

(a)Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$396,154	$845,515	$72,267	$114,049
Dividends and distributions reinvested	1,012	1,796	370	1,218
Cost of shares redeemed	(316,550)	(755,395)	(44,190)	(138,542)
Change in net assets from Morgan capital transactions	$80,616	$91,916	$28,447	$(23,275)
Premier
Proceeds from shares issued	$—	$—	$37,248	$207,013
Dividends and distributions reinvested	—	—	594	2,000
Cost of shares redeemed	—	—	(37,096)	(314,960)
Change in net assets from Premier capital transactions	$—	$—	$746	$(105,947)
Reserve
Proceeds from shares issued	$—	$—	$65,881	$113,660
Dividends and distributions reinvested	—	—	161	608
Cost of shares redeemed	—	—	(65,891)	(120,299)
Change in net assets from Reserve capital transactions	$—	$—	$151	$(6,031)
E*Trade
Proceeds from shares issued	$250,602	$507,508	$—	$—
Dividends and distributions reinvested	3,994	23,500	—	—
Cost of shares redeemed	(279,447)	(667,460)	—	—
Change in net assets from E*Trade capital transactions	$(24,851)	$(136,452)	$—	$—

Total change in net assets from capital transactions	$55,765	$(44,536)	$29,344	$(135,253)

SHARE TRANSACTIONS:
Morgan
Issued	396,154	845,515	72,267	114,049
Reinvested	1,012	1,796	370	1,218
Redeemed	(316,550)	(755,395)	(44,190)	(138,542)
Change in Morgan Shares	80,616	91,916	28,447	(23,275)
Premier
Issued	—	—	37,248	207,013
Reinvested	—	—	594	2,000
Redeemed	—	—	(37,096)	(314,960)
Change in Premier Shares	—	—	746	(105,947)
Reserve
Issued	—	—	65,881	113,660
Reinvested	—	—	161	608
Redeemed	—	—	(65,891)	(120,299)
Change in Reserve Shares	—	—	151	(6,031)
E*Trade
Issued	250,602	507,508	—	—
Reinvested	3,994	23,500	—	—
Redeemed	(279,447)	(667,460)	—	—
Change in E*Trade Shares	(24,851)	(136,452)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$2,686,849	$4,641,354	$55,604	$71,655
Dividends and distributions reinvested	8,970	29,817	295	782
Cost of shares redeemed	(2,503,220)	(4,661,282)	(37,090)	(80,236)
Change in net assets from Morgan capital transactions	$192,599	$9,889	$18,809	$(7,799)
Premier
Proceeds from shares issued	$—	$—	$13,936	$70,350
Dividends and distributions reinvested	—	—	12	113
Cost of shares redeemed	—	—	(12,193)	(102,823)
Change in net assets from Premier capital transactions	$—	$—	$1,755	$(32,360)
Reserve
Proceeds from shares issued	$52,211,151	$95,423,503	$118,564	$217,306
Dividends and distributions reinvested	301	767	472	1,783
Cost of shares redeemed	(52,195,371)	(95,208,394)	(94,447)	(234,168)
Change in net assets from Reserve capital transactions	$16,081	$215,876	$24,589	$(15,079)
E*Trade
Proceeds from shares issued	$121,722	$326,590	$—	$—
Dividends and distributions reinvested	1,517	10,349	—	—
Cost of shares redeemed	(133,999)	(445,775)	—	—
Change in net assets from E*Trade capital transactions	$(10,760)	$(108,836)	$—	$—

Total change in net assets from capital transactions	$197,920	$116,929	$45,153	$(55,238)

SHARE TRANSACTIONS:
Morgan
Issued	2,686,761	4,641,354	55,600	71,649
Reinvested	8,970	29,817	295	782
Redeemed	(2,503,220)	(4,661,282)	(37,083)	(80,236)
Change in Morgan Shares	192,511	9,889	18,812	(7,805)
Premier
Issued	—	—	13,936	70,350
Reinvested	—	—	12	113
Redeemed	—	—	(12,191)	(102,800)
Change in Premier Shares	—	—	1,757	(32,337)
Reserve
Issued	52,211,151	95,423,503	118,555	217,289
Reinvested	301	767	472	1,783
Redeemed	(52,195,262)	(95,208,394)	(94,443)	(234,168)
Change in Reserve Shares	16,190	215,876	24,584	(15,096)
E*Trade
Issued	121,701	326,590	—	—
Reinvested	1,517	10,349	—	—
Redeemed	(133,999)	(445,775)	—	—
Change in E*Trade Shares	(10,781)	(108,836)	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   35

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income
California Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
September 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)

E*Trade
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended February 29, 2008	1.00	0.02		—	(f)	0.02		(0.02)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
January 17, 2006 (e) through February 28, 2006 (d)	1.00	—	(f)	—	(f)	—	(f)	— (f)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year from August 31 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.73%	$263,648	0.55%	1.40%	0.63%
1.00	2.96	183,015	0.55	2.83	0.64
1.00	2.99	91,046	0.55	2.96	0.65
1.00	1.16	45,020	0.55	2.28	0.68
1.00	1.47	217,166	0.55	1.49	0.70
1.00	0.51	154,326	0.55	0.51	0.80
1.00	0.72	149,147	0.55	0.72	0.73

1.00	0.50	787,861	1.00	0.99	1.07
1.00	2.50	812,635	1.00	2.49	1.09
1.00	2.53	948,839	1.00	2.53	1.09
1.00	0.25	70,216	1.00	2.10	1.24

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income
Michigan Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
July 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)
February 19, 2005 (e) through June 30, 2005	1.00	0.01		—		0.01		(0.01)

Premier
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2004	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)

Reserve
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
July 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.77%		$66,121	0.59%	1.49%	0.70%
1.00	3.00	(g)	37,673	0.59	3.00	0.71
1.00	3.02		60,944	0.59	3.00	0.67
1.00	1.47		31,580	0.59	2.27	0.69
1.00	0.64		7,803	0.59	1.81	0.70

1.00	0.84		72,504	0.45	1.66	0.55
1.00	3.14	(g)	71,758	0.45	3.17	0.55
1.00	3.17		177,698	0.45	3.13	0.52
1.00	1.57		135,695	0.45	2.34	0.54
1.00	1.32		141,695	0.47	1.37	0.56
1.00	0.56		112,753	0.47	0.56	0.55
1.00	0.87		64,146	0.49	0.88	0.57

1.00	0.72		23,025	0.70	1.41	0.80
1.00	2.88	(g)	22,874	0.70	2.84	0.81
1.00	2.91		28,903	0.70	2.89	0.78
1.00	1.40		19,135	0.70	2.06	0.79
1.00	1.14		41,308	0.72	1.10	0.81
1.00	0.31		53,414	0.73	0.31	0.81
1.00	0.62		77,476	0.74	0.62	0.82

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income
New York Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01		$—	(f)	$0.01		$(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
September 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)

Reserve
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
September 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(f)	0.01		(0.01)
Year Ended August 31, 2005	1.00	0.01		—		0.01		(0.01)
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)

E*Trade
Six Months Ended August 31, 2008 (Unaudited)	1.00	—	(f)	—	(f)	—	(f)	— (f)
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
January 17, 2006 (e) through February 28, 2006 (d)	1.00	—	(f)	—	(f)	—	(f)	— (f)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year from August 31 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.69%	$1,406,821	0.59%	1.34%	0.62%
1.00	2.93	1,214,148	0.59	2.89	0.63
1.00	2.97	1,204,017	0.59	2.93	0.65
1.00	1.14	1,097,957	0.59	2.27	0.64
1.00	1.42	1,485,743	0.59	1.40	0.67
1.00	0.48	1,540,274	0.59	0.48	0.70
1.00	0.72	1,662,000	0.59	0.72	0.69

1.00	0.64	426,700	0.70	1.24	0.72
1.00	2.81	410,594	0.70	2.79	0.73
1.00	2.86	194,629	0.70	2.82	0.75
1.00	1.09	178,032	0.70	2.19	0.75
1.00	1.27	157,544	0.74	1.26	0.81
1.00	0.28	154,383	0.79	0.28	0.88
1.00	0.52	175,000	0.79	0.50	0.87

1.00	0.48	310,185	1.00	0.95	1.07
1.00	2.50	320,928	1.00	2.52	1.08
1.00	2.55	429,685	1.00	2.56	1.10
1.00	0.24	82,319	1.00	2.08	1.11

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Ohio Municipal Money Market Fund
Morgan
Six Months Ended August 31, 2008 (Unaudited)	$1.00	$0.01	(f)	$—	(g)	$0.01		$(0.01)	$—		$(0.01)
Year Ended February 29, 2008	1.00	0.03	(f)	—	(g)	0.03		(0.03)	—	(g)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—		(0.03)
July 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
February 19, 2005 (e) through June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)

Premier
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01	(f)	—	(g)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03	(f)	—	(g)	0.03		(0.03)	—	(g)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—		(0.03)
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2004	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)

Reserve
Six Months Ended August 31, 2008 (Unaudited)	1.00	0.01	(f)	—	(g)	0.01		(0.01)	—		(0.01)
Year Ended February 29, 2008	1.00	0.03	(f)	—	(g)	0.03		(0.03)	—	(g)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—		(0.03)
July 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2004	1.00	—	(g)	—		—	(g)	— (g)	—		— (g)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year from June 30 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.77%		$44,485	0.59%	1.47%	0.71%
1.00	2.98	(h)	25,619	0.59	2.94	0.74
1.00	2.99		33,418	0.59	2.95	0.70
1.00	1.46		26,537	0.59	2.34	0.72
1.00	0.63		1,891	0.59	1.80	0.72

1.00	0.84		2,385	0.45	1.52	0.55
1.00	3.12	(h)	626	0.45	3.28	0.57
1.00	3.14		32,989	0.45	3.09	0.55
1.00	1.55		38,765	0.45	2.32	0.57
1.00	1.40		44,469	0.46	1.36	0.52
1.00	0.56		46,968	0.47	0.55	0.50
1.00	0.88		73,757	0.47	0.88	0.50

1.00	0.72		79,386	0.70	1.40	0.81
1.00	2.86	(h)	54,774	0.70	2.82	0.85
1.00	2.88		69,853	0.70	2.84	0.80
1.00	1.38		79,281	0.70	2.09	0.82
1.00	1.14		82,741	0.71	1.17	0.77
1.00	0.30		59,971	0.72	0.30	0.75
1.00	0.63		79,911	0.72	0.62	0.75

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   43

Notes to Financial Statements
AS OF AUGUST 31, 2008 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 4 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust
California Municipal Money Market Fund	Morgan and E*Trade	JPM I
Michigan Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II
New York Municipal Money Market Fund	Morgan, Reserve and E*Trade	JPM I
Ohio Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — The Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Funds’ investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
California Municipal Money Market Fund
Level 1	$—	$—
Level 2	1,049,603	—
Level 3	—	—
Total	$1,049,603	$—

Michigan Municipal Money Market Fund
Level 1	$—	$—
Level 2	161,017	—
Level 3	—	—
Total	$161,017	$—

44   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

Valuation Inputs	Investments in Securities	Other Financial Instruments*
New York Municipal Money Market Fund
Level 1	$—	$—
Level 2	2,127,089	—
Level 3	—	—
Total	$2,127,089	$—

Ohio Municipal Money Market Fund
Level 1	$—	$—
Level 2	125,870	—
Level 3	—	—
Total	$125,870	$—

*	Other financial instruments may include futures, forwards and swap contracts.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2008 (amounts in thousands):

	Value	Percentage
New York Municipal Money Market Fund	$13,090	0.6%

C.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when-issued or delayed delivery purchase commitments.

D.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of a Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

F.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to separate Amended and Restated Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (“JPMIM”) acts as the investment advisor to the California Municipal Money Market Fund and New York Municipal Money Market Fund and JPMorgan Investment Advisors Inc. (“JPMIA”, and together with JPMIM, each an “Advisor”) acts as the investment advisor to the

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   45

Notes to Financial Statements
AS OF AUGUST 31, 2008 (Unaudited) (continued)

Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIA is an indirect, wholly-owned subsidiary of JPMorgan. The Advisors supervise the investments of each respective Fund and for such services are paid a fee. Each Advisor’s fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

The Funds may invest in one or more money market funds advised by the Advisors or their affiliates. The Advisors, Administrator and Shareholder Servicing Agent reimburse to the Funds an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

As of August 31, 2008, there were no waivers/reimbursements resulting from investments in the money market funds.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the JPMorgan Fund Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2008, the annualized effective rate of each Fund’s average daily net assets was as follows:

California Municipal Money Market Fund	0.06%
Michigan Municipal Money Market Fund	0.06
New York Municipal Money Market Fund	0.07
Ohio Municipal Money Market Fund	0.07

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Morgan Shares, Reserve Shares and E*Trade Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Morgan	Reserve	E*Trade
California Municipal Money Market Fund	0.10%	n/a	0.60%
Michigan Municipal Money Market Fund	0.10	0.25%	n/a
New York Municipal Money Market Fund	0.10	0.25	0.60
Ohio Municipal Money Market Fund	0.10	0.25	n/a

D.  Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Morgan	Premier	Reserve	E*Trade
California Municipal Money Market Fund	0.35%	n/a	n/a	0.30%
Michigan Municipal Money Market Fund	0.35	0.30%	0.30%	n/a
New York Municipal Money Market Fund	0.35	n/a	0.30	0.30
Ohio Municipal Money Market Fund	0.35	0.30	0.30	n/a

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statements of Operations.

46   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

F.  Waivers and Reimbursements — The Advisors, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Morgan	Premier	Reserve	E*Trade
California Municipal Money Market Fund	0.55%	n/a	n/a	1.00%
Michigan Municipal Money Market Fund	0.59	0.45%	0.70%	n/a
New York Municipal Money Market Fund	0.59	n/a	0.70	1.00
Ohio Municipal Money Market Fund	0.59	0.45	0.70	n/a

The contractual expense limitation agreements were in effect for the six months ended August 31, 2008. The expense limitation percentages in the table above are in place until at least June 30, 2009.

For the six months ended August 31, 2008, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Administration	Shareholder Servicing	Total
California Municipal Money Market Fund	$71	$328	$399
Michigan Municipal Money Market Fund	6	72	78
New York Municipal Money Market Fund	—	392	392
Ohio Municipal Money Market Fund	2	61	63

G.  Other — Certain officers of the Trusts are affiliated with the Advisors, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2008, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisors.

The Funds may use related party brokers/dealers. For the six months ended August 31, 2008, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisors.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 18, 2008.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2008, or at any time during the six months then ended.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   47

Notes to Financial Statements
AS OF AUGUST 31, 2008 (Unaudited) (continued)

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statements of Operations.

5. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund primarily invest in issuers in the States of California, Michigan, New York and Ohio, respectively. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region.

The Funds may invest a portion of their assets in debt obligations that are insured by bond insurers. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers.

6. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), now known as JPMIA, entered into agreements with the SEC and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPM II) in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

The Funds will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

7. Subsequent Event

The U.S. Department of the Treasury has created a temporary guarantee program (the “Program”), which is in effect until December 18, 2008, unless extended, for money market mutual funds registered in the United States under the 1940 Act. On September 29, 2008, the Board of Trustees approved the participation of the Funds, in the Program. The guarantee only applies to investors in the Funds as of the close of business on September 19, 2008 based on an amount equal to the lesser of the amount in the Funds at September 19, 2008 and the date on which the Funds no longer maintain a constant net asset value of $1.00 per share. The guarantee payment would be equal to any shortfall between the amount received by an investor in a liquidation and $1.00 per share. The Program is not subject to any per account limit. Participation in the Program until December 18, 2008 requires a payment to the U.S. Department of the Treasury in an amount of 0.01 based on the net asset value of each Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds. If the program is extended, the Funds will consider whether to continue to participate.

48   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at March 1, 2008, and continued to hold your shares at the end of the reporting period, August 31, 2008.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
California Municipal Money Market Fund
Morgan
Actual	$1,000.00	$1,007.30	$2.78	0.55%
Hypothetical	1,000.00	1,022.43	2.80	0.55
E*Trade
Actual	1,000.00	1,005.00	5.05	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00

Michigan Municipal Money Market Fund
Morgan
Actual	1,000.00	1,007.70	2.99	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,008.40	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Reserve
Actual	1,000.00	1,007.20	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   49

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
New York Municipal Money Market Fund
Morgan
Actual	$1,000.00	$1,006.90	$2.98	0.59%
Hypothetical	1,000.00	1,022.23	3.01	0.59
Reserve
Actual	1,000.00	1,006.40	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70
E*Trade
Actual	1,000.00	1,004.80	5.05	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00

Ohio Municipal Money Market Fund
Morgan
Actual	1,000.00	1,007.70	2.99	0.59
Hypothetical	1,000.00	1,022.23	3.01	0.59
Premier
Actual	1,000.00	1,008.40	2.28	0.45
Hypothetical	1,000.00	1,022.94	2.29	0.45
Reserve
Actual	1,000.00	1,007.20	3.54	0.70
Hypothetical	1,000.00	1,021.68	3.57	0.70

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

50   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees held meetings in person in June and August 2008, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement”). At the June meeting, the Board’s investment sub-committees (money market and alternative products, equity, and fixed income) met to review and consider performance and expense information for the JPMorgan Funds. Each investment sub-committee reported to the full Board, which then considered the investment sub-committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees, who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 20, 2008.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, receive from the Advisor and review on a regular basis over the course of the year, information regarding the performance of the Funds. This information includes the Funds’ performance against the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and evaluated extensive materials from the Advisor, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining to approve each Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Funds and the Advisor, as provided in each Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”) an affiliate of the Advisor was also considered. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor

At the request of the Trustees, the Advisor provided information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   51

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor discontinued third-party soft dollar arrangements with respect to securities transactions it executes for the JPMorgan Funds.

The Trustees also considered that JPMFM and JPMorgan Distribution Services, Inc. (“JPMDS”) affiliates of the Advisor earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA (“JPMCB”) for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreement, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the California Municipal Money Market Fund and New York Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees indicated that the written evaluation was considered in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Advisor for comparable services. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered relative performance and expense information for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-year, three-year, and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant. The specific Lipper rankings noted by the Trustees, as part of their review and the determinations made by the Trustees with respect to each Fund’s performance is summarized below:

With respect to the Funds, the Trustees considered the Lipper performance data and other information provided by the Advisor for each of the Funds. The Trustees noted the generally superior performance of the Funds and recognized that instances of lower performance were directly related to class specific fees and expenses. The Trustees then requested and received information with respect to each Fund’s gross performance against a competitor peer group. In particular, the Trustees reviewed each Fund’s gross performance information

52   JPMORGAN MONEY MARKET FUNDS        AUGUST 31, 2008

for its most recent one-year period. The Trustees concluded that such performance for each Fund was satisfactory or better.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The attention that was given to the Lipper reports and the Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes is summarized below:

The Trustees noted that the California Municipal Money Market Fund’s net advisory fee for the Morgan shares was in the first quintile and the actual total expenses for the Morgan shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Michigan Municipal Money Market Fund’s net advisory fee for the Morgan shares was in the first quintile and the actual total expenses for the Morgan shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee for the Morgan shares was in the second quintile and the actual total expenses for the Morgan shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Ohio Municipal Money Market Fund’s net advisory fee for the Morgan shares was in the first quintile and the actual total expenses for the Morgan shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

AUGUST 31, 2008        JPMORGAN MONEY MARKET FUNDS   53

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2008 All rights reserved. August 2008.	SAN-MMKTST-808

SEMI-ANNUAL REPORT
SIX MONTHS ENDED AUGUST 31, 2008 (UNAUDITED)

JPMorgan Funds

Tax Free

Funds

JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan California Tax Free Bond Fund	2
JPMorgan Intermediate Tax Free Bond Fund	4
JPMorgan New York Tax Free Bond Fund	6
Schedules of Portfolio Investments	8
Financial Statements	38
Financial Highlights	48
Notes to Financial Statements	54
Schedule of Shareholder Expenses	60
Board Approval of Investment Advisory Agreements	62

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

*	The manager seeks to achieve the stated objective. There can be no guarantee it will be achieved.

**	Tax Aware Real Return — Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise. The Fund may invest in futures contracts and other derivatives. This may make the Fund more volatile. The derivative positions are not included in the holdings-related calculations. The Fund may be subject to the risk that its inflation-linked derivative contracts will be with a limited number of counterparties. This may result in certain concentration risk, including counterparty liquidity, deflation and pricing risk.

***	Highbridge Statistical Market Neutral — There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to domestic stock market movements, capitalization, sector swings or other risk factors. Investment in a portfolio involved in long and short selling may have higher portfolio turnover rates. The Fund anticipates a very high degree of portfolio turnover (likely to be in excess of 600% per year). This will likely result in additional tax consequences. Short selling involves certain risks, including additional costs associated with covering short positions and a possibility of unlimited loss on certain short sale positions.

PRESIDENT’S LETTER
SEPTEMBER 30, 2008 (Unaudited)

Dear Shareholder:

Events over the last year and particularly, over the last few months have produced one of the most challenging market environments in recent memory. An economy, already weakened by falling home prices and high energy costs, has been further damaged by a major global financial crisis. While governments around the world have responded in a dramatic and forceful way, the outlook for the economy and financial markets remains unusually uncertain and this reality has contributed to higher volatility as well as significant declines in some markets. Indeed, the average daily move up or down in the Dow Jones Industrial Average (the “Dow”) over the past year has been 132 points, 72% higher than in the prior decade and, as of September 30, 2008, the Dow is down 23% from its peak of last October.

This is also a particularly difficult period for an area of the market that is not quite as visible to investors — the credit and fixed income markets. One measure of this is the difference between the three-month LIBOR rate — the rate at which banks lend to each other — and the prevailing rate on three-month Treasury bills. Between 1997 and 2006, the LIBOR rate averaged just 0.45% above the Treasury rate — indicating that banks regarded each other as very trustworthy borrowers. In September of this year, this gap widened to an average of 2.00% — indicating an extraordinary concern about the well-being of major financial institutions. The stress in credit markets has also been observed in significant increases in the yields on municipal and corporate debt and tightened lending standards by banks.

Rather than reacting emotionally during these times of uncertainty, we should focus on some fundamental tenets of investing. Among these are:

•	Developing and sticking with an investment plan that is both dispassionate and independent of short-term market events. While staying the course and sticking to a plan doesn’t eliminate risk, it does reduce the danger of buying and selling at the wrong time, a behavior that can undermine your investment goals.

•	Managing investment risks through diversification. A diverse mix of investments — including stocks, bonds, and cash, as well as alternative investments such as U.S. REITS, high yield income, commodities, and emerging markets debt — properly aligned to your investment goals, time horizon, and risk tolerance, can provide a smoother path of long-term returns.

•	Seeking long-term professional advice. As shareholders, you already know the value of professional advice. Take this time to consult with your financial advisor. Your advisor can help you maintain perspective, and ensure that your portfolio is properly positioned to defend against cycles of market volatility.

U.S. Treasury Department’s Temporary Guarantee Program

The financial crisis has also led to some questions about the safety of money market funds. Although the Funds in this report are not money market funds, the Funds use JPMorgan money market funds as a short term investment vehicle. All of JPMorgan’s money market funds continue to be invested in the highest quality short-term securities with strong liquidity positions and have maintained a $1.00 net asset value. JPMorgan’s approach to risk management, along with a stringent focus on credit standards and extensive experience in managing liquidity investments, have allowed our money market funds to maintain liquidity and provide current income to our shareholders throughout all market conditions.

Despite the fact that our fund complex is strong, we believe that it is in the best interests of our fund shareholders to participate in the U.S. Treasury Department’s Temporary Guarantee Program for U.S. Money Market Funds. With this program, shareholders in JPMorgan Money Market Funds (with the exception of the JPMorgan 100% U.S. Treasury Securities Money Market Fund) will have federal insurance on their existing balances as of September 19, 2008 and through the period ending December 18, 2008. Following this period, the Treasury will review whether the program should continue, and the JPMorgan Funds Board would vote on its continued participation.

New investing opportunities*

Even during market uncertainty, we continue to look to the future by introducing new products and differentiated investment solutions. As a leader in financial innovation, we have introduced 32 new funds over the past few years, including our Tax Aware Real Return Fund, which seeks to maximize after-tax inflation protected return.** We’ve also expanded investment opportunities with innovative offerings such as the Highbridge Statistical Market Neutral Fund, which has the potential to add diversification, and seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing and lower overall risk.*** Your financial advisor can help you decide whether these strategies are appropriate for your portfolio.

Additionally, I am proud to unveil our newly designed website: www.jpmorganfunds.com. The site delivers more detailed information about our funds, and also offers online versions of our market views and commentaries, which provide essential and critical insights about the markets and economy. I encourage you to visit our site to learn more about our innovative products and resources and how they, along with our timeless principles of investing, can continue to serve you in this current market environment.

On behalf of everyone at JPMorgan Asset Management, thank you for your continued confidence and trust. We look forward to serving your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com, or contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President and CEO
JPMorgan Funds

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   1

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	December 23, 1996
Fiscal Year End	Last day of February
Net Assets as of 8/31/2008 (In Thousands)	$169,584
Primary Benchmark	Lehman Brothers California Competitive Intermediate Bond (1–17 Year) Index*
Average Credit Quality	AA3/A1
Duration	5.8 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan California Tax Free Bond Fund, which seeks to provide high after-tax total return for California residents consistent with moderate risk of capital,** returned 4.00*** (Institutional Class Shares) for the six months ended August 31, 2008, compared to the 4.55% return for the Lehman Brothers California Competitive Intermediate (1–17 Year) Bond Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due to its higher-yielding securities. Turbulence in the financial sector coupled with continuing economic weakness resulted in Federal Reserve rate cuts and falling interest rates. This drop in interest rates accompanied a continuation of the flight-to-quality move that began in the second half of 2007. As a result, spreads on higher-yielding, lower-quality securities widened, and the price performance of these assets lagged that of higher-quality issues. Generally, when spreads on a particular group of securities widen, prices fall, yields increase and total returns decline, relative to comparable-duration U.S. Treasuries.

On the positive side, the Fund’s duration strategy contributed favorably to relative performance, as its duration, (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates), lengthened, relative to that of the benchmark, over the period. This greater price sensitivity contributed to performance, as interest rates fell in parallel across all maturity sectors. In periods of falling interest rates, funds with longer durations experience greater price appreciation. Conversely, when interest rates rise, funds with shorter durations offer better price protection.

Q:	HOW WAS THE FUND MANAGED?

A:	We began the period with a slightly defensive interest rate strategy but slowly extended the Fund’s option-adjusted duration relative to its benchmark later in the period. Specifically, we extended the duration from 5.50 years to 5.79 years, while the duration of its benchmark remained relatively stable at 5.58 years compared to 5.55 years at the beginning of the period.

We continued to favor high-quality, intermediate-term securities in light of the current weak and uncertain economic environment. Given the Fund’s single-state nature, we held investments in most market sectors. Nevertheless, we remained very cautious about the corporate-backed sector in this market environment. We also managed the Fund with the shareholder’s tax status in mind, as the number of holdings subject to the alternative minimum tax remained relatively small.

CREDIT QUALITY ALLOCATIONS AT AUGUST 31, 2008****

AAA	16.5%
AA	41.9
A	39.2
BAA	1.3
Not Rated	1.1

*	On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

****	Percentages indicated are based upon total investments as of August 31, 2008. The Fund’s composition is subject to change.

2   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2008

	INCEPTION DATE OF CLASS	6 MONTH	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		3.91%	4.35%	3.40%	4.01%
With Sales Charge*		0.04	0.42	2.61	3.62
CLASS C SHARES	2/19/05
Without CDSC		3.58	3.79	2.96	3.79
With CDSC**		2.58	2.79	2.96	3.79
SELECT CLASS SHARES	4/21/97	4.03	4.51	3.39	4.00
INSTITUTIONAL CLASS SHARES	12/23/96	4.00	4.51	3.54	4.16

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/98 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class A Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of Class A Shares would have been different than shown because Class A Shares have different expenses than Select Shares.

Returns for Class C Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class C Shares would have been lower than shown because Class C Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan California Tax Free Bond Fund, Lehman Brothers California Competitive Intermediate Bond (1–17 Year) Index and Lipper California Intermediate Municipal Debt Funds Index from August 31, 1998 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers California Competitive Intermediate Bond (1–17 Year) Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper California Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers California Competitive Intermediate Bond (1–17 Year) Index is used as a representation of California municipal securities with maturities from 1 to 17 years. The Lipper California Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

*  On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   3

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	January 1, 1997
Fiscal Year End	Last day of February
Net Assets as of 8/31/2008 (In Thousands)	$3,542,793
Primary Benchmark	Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index*
Average Credit Quality	AA2/AA3
Duration	5.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Intermediate Tax Free Bond Fund, which seeks to provide monthly dividends that are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations,** returned 3.87%*** (Select Class Shares) for the six months ended August 31, 2008. The Fund’s benchmark, the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index, returned 4.40% during the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due in part to its exposure to zero-coupon bonds. A flight-to-quality environment continued throughout the period, causing the yield curve to steepen and spreads to widen. As a result, the Fund’s longer-term spread securities, including zero-coupon bonds, suffered. Generally, when spreads on a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. In addition, we purchased high quality securities and maintained a higher quality bias but the Fund’s yield was lower versus the benchmark and thus detracted from performance.

On the positive side, the Fund’s yield-curve positioning contributed to performance. We overweighted the shorter end of the curve and underweighted the longer end. The long end of the yield curve remained relatively flat, while the shorter end rallied. Since we held more assets at the short end of the curve, the rally helped performance. A high-quality bias also helped returns. High-quality securities experienced less spread-widening than lower-quality revenue bonds during the period.

Q:	HOW WAS THE FUND MANAGED?

A:	We maintained a slight underweight in the long end of the yield curve, which aided the Fund relative to the benchmark. We decreased the holdings in California during the period in anticipation of more fallout in the real estate market. Spreads on these securities started to widen toward the end of the period. We continued to add zero-coupon securities and some AA-rated hospital paper during the market sell-off. Although these securities added yield, spreads widened toward the end of the period. In addition, we increased the Fund’s position in high-coupon callable bonds, which performed well due to the ability of municipalities to refinance their debt at lower rates. We continued to focus new purchases in the five- to seven-year part of the yield curve. As is consistent with our tax-advantaged strategy, we maintained relatively low exposure to securities subject to the alternative minimum tax.

CREDIT QUALITY ALLOCATIONS AT AUGUST 31, 2008****

AAA	41.9%
AA	32.5
A	18.2
BAA	4.0
Not Rated	3.4

*	On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

****	Percentages indicated are based upon total investments as of August 31, 2008. The Fund’s composition is subject to change.

4   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2008

	INCEPTION DATE OF CLASS	6 MONTH	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	12/31/03
Without Sales Charge		3.85%	4.89%	3.60%	4.22%
With Sales Charge*		(0.03)	0.99	2.80	3.82
CLASS B SHARES	12/31/03
Without CDSC		3.36	4.16	2.65	3.74
With CDSC**		(1.64)	(0.84)	2.28	3.74
CLASS C SHARES	12/31/03
Without CDSC		3.40	4.23	2.63	3.73
With CDSC***		2.40	3.23	2.63	3.73
SELECT CLASS SHARES	1/1/97	3.87	5.11	3.51	4.18
INSTITUTIONAL CLASS SHARES	9/10/01	3.93	5.11	3.60	4.26

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/98 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B, Class C and Institutional Class Shares prior to their inception dates are based on the performance of the Select Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The actual returns of Institutional Class Shares would have been different than shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Tax Free Bond Fund, Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index and Lipper Intermediate Municipal Debt Funds Index from August 31, 1998 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Competitive Intermediate (1–17 year) Maturities Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

*  On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   5

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	January 1, 1997
Fiscal Year End	Last day of February
Net Assets as of 8/31/2008 (In Thousands)	$698,658
Primary Benchmark	Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index*
Average Credit Quality	AA2/AA3
Duration	5.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan New York Tax Free Bond Fund, which seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes,** returned 3.79%*** (Select Class Shares) for the six months ended August 31, 2008, compared to the 4.31% return for the Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index for the same period. It also seeks to protect the principal value of your investment.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due in part to its duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates), which was shorter than that of the benchmark. Although we extended the Fund’s duration strategy slightly to keep it in line with the benchmark, it remained shorter than the benchmark and detracted from performance in a falling interest rate environment. Portfolios with longer durations typically experience greater price appreciation when rates decline.

The fixed income market started the period on a positive note, rebounding from historic rising interest rates and falling prices that took place in February. Turbulence in the financial sector coupled with continuing economic weakness resulted in Federal Reserve rate cuts and falling interest rates.

On the positive side, longer-duration holdings contributed to performance and helped to offset some of the effects of the Fund’s overall duration positioning, as interest rates fell in parallel across all maturity sectors. Although credit spreads continued to widen, high-quality, longer-term holdings in the zero-coupon, water and sewer revenue, and transportation sectors performed well. Generally, when spreads on a particular group of securities widen, prices fall, yields increase and total returns decline, relative to comparable-duration U.S. Treasuries.

Q:	HOW WAS THE FUND MANAGED?

A:	We maintained a slightly defensive interest rate strategy relative to the benchmark during the period. In addition, we extended the duration from 4.96 years to 5.02 years, while the duration of its benchmark modestly lengthened to 5.53 years from 5.45 years at the beginning of the period.

We continued to favor high-quality, intermediate-term securities in light of the current weak and uncertain economic environment. Given the Fund’s single-state nature, we held investments in most market sectors. Nevertheless, we remained very cautious about the corporate-backed sector in this market environment. We also managed the Fund with the shareholder’s tax status in mind, as the number of holdings subject to the alternative minimum tax remained relatively small.

CREDIT QUALITY ALLOCATIONS AT AUGUST 31, 2008****

AAA	34.0%
AA	41.2
A	18.6
BAA	3.6
Not Rated	2.6

*	On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

****	Percentages indicated are based upon total investments as of August 31, 2008. The Fund’s composition is subject to change.

6   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2008

	INCEPTION DATE OF CLASS	6 MONTH	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/16/01
Without Sales Charge		3.76%	4.93%	3.26%	3.93%
With Sales Charge*		(0.15)	1.01	2.47	3.54
CLASS B SHARES	2/16/01
Without CDSC		3.37	4.30	2.53	3.35
With CDSC**		(1.63)	(0.70)	2.16	3.35
CLASS C SHARES	1/31/03
Without CDSC		3.45	4.29	2.52	3.34
With CDSC***		2.45	3.29	2.52	3.34
SELECT CLASS SHARES	1/1/97	3.79	4.98	3.30	3.97
INSTITUTIONAL CLASS SHARES	9/10/01	3.88	5.19	3.54	4.13

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/98 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Institutional Class Shares prior to their inception dates are based on the performance of the Select Class Shares. Returns for Class C Shares prior to the inception date is based on the performance of the Class B Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The actual returns of Institutional Class Shares would have been different than shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan New York Tax Free Bond Fund, Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index and Lipper Intermediate Municipal Debt Funds Index from August 31, 1998 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

*  On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   7

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 98.0%
	Municipal Bonds — 98.0%
	Arkansas — 0.6%
1,000	City of Springdale, Sales & Use Tax, Rev., FSA, 4.13%, 07/01/13	983
	California — 89.5%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., MBIA, 5.25%, 10/01/14	3,397
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C , Rev., FSA, Zero Coupon, 09/01/19	600
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/16	2,161
260	Burlingame Financing Authority, Rev., 4.75%, 10/15/11	277
750	California Educational Facilities Authority, Stanford University, Series P, Rev., 5.25%, 12/01/13	836
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.00%, 11/15/15	1,009
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.50%, 08/15/18	1,090
1,500	California Housing Finance Agency, Series B, Rev., 4.80%, 08/01/17	1,383
	California Housing Finance Agency, Home Mortgage,
1,000	Series B, Rev., 4.00%, 08/01/13	1,021
1,000	Series D, Rev., AMT, FGIC, 4.35%, 02/01/17	954
1,000	Series J, Rev., AMT, FSA, 4.75%, 08/01/15	995
2,885	California State Department of Transportation, Federal Highway, Series A, Rev., GAN, FGIC, 5.00%, 02/01/12	3,089
	California State Department of Water Resources,
10	Rev., 5.50%, 12/01/08 (p)	10
565	Series J-3, Rev., 7.00%, 12/01/12 (p)	666
	California State Department of Water Resources, Power Supply,
1,500	Series A, Rev., MBIA, 5.25%, 05/01/12	1,631
1,000	Series H, Rev., 5.00%, 05/01/18	1,044
3,125	California State Department of Water Resources, Unrefunded Balance, Rev., 5.50%, 12/01/08	3,156
1,435	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-3, Rev., 7.00%, 12/01/12	1,680
2,000	California State Public Works Board, California State University, Series A, Rev., FGIC, 5.25%, 10/01/17	2,189
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., AMBAC, 5.25%, 01/01/16	1,097
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.25%, 06/01/12	107
1,675	California State Public Works Board, Lease, Department of Corrections, Series A, Rev., AMBAC, 5.25%, 06/01/11	1,783
1,500	California State Public Works Board, Regents University, Series A, Rev., 5.00%, 03/01/18	1,566
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., 5.00%, 05/01/15	1,046
1,000	California State University, Series C, Rev., FSA, 5.00%, 11/01/19	1,081
75	California Statewide Communities Development Authority, Catholic West, COP, 6.00%, 07/01/09 (p)	77
245	California Statewide Communities Development Authority, Catholic West, Unrefunded Balance, COP, 6.00%, 07/01/09 (p)	253
945	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.75%, 06/15/11	971
490	Carson Redevelopment Agency, Redevelopment Project Area No.1, Tax Allocation, MBIA, 5.50%, 10/01/14	539
1,000	Center Unified School District, Election of 1991, Series D, GO, MBIA, Zero Coupon, 08/01/17	415
1,000	City of Los Angeles, Series A, GO, FGIC, 5.25%, 09/01/11	1,074
5,110	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.13%, 11/01/10	5,508
600	City of Pacifica, Street Improvement Project, COP, AMBAC, 5.75%, 11/01/09 (p)	635
35	City of Richmond, Wastewater, Rev., FGIC, 5.20%, 08/01/09 (p)	37
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., AMBAC, 5.00%, 12/01/16	1,305
915	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA, VA MTGS, GNMA COLL, 7.50%, 05/01/23 (p)	1,155
1,500	City of Vallejo, Water Revenue, Rev., MBIA, 5.00%, 05/01/16	1,513

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	California — Continued
150	Coachella Valley Recreation & Park District, Improvement Board Act of 1915, Reassessment District 1, Special Assessment, MBIA, 4.63%, 09/02/10	157
1,000	Colton Public Financing Authority, Tax Allocation, Series A, Rev., MBIA, 5.00%, 09/19/08	1,022
1,500	County of Sacramento, Airport Systems, Series A, Rev., FSA, 5.00%, 07/01/18	1,574
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,605
1,000	Fallbrook Union High School District, San Diego County, GO, FGIC, 5.38%, 09/01/12	1,082
	Fullerton University Foundation, Auxiliary Organization, University & College Improvements,
100	Series A, Rev., MBIA, 5.50%, 07/01/10	106
100	Series A, Rev., MBIA, 5.50%, 07/01/10	106
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 10/01/17	679
	Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.00%, 06/01/09	1,001
1,000	Series A-1, Rev., 5.00%, 06/01/13	1,005
2,000	Series B, Rev., FGIC-TCRS, 5.50%, 06/01/13 (p)	2,202
545	Golden West Schools Financing Authority , Series A, Rev., MBIA, 5.80%, 02/01/16	623
1,000	Loma Linda University Medical Center, Series A, Rev., 5.00%, 12/01/15	1,001
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.25%, 11/15/20	1,438
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, FSA, 5.00%, 08/01/16	1,616
	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax,
1,895	Series A, AMBAC, 5.63%, 09/01/10	1,999
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.00%, 07/01/13	2,186
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, MBIA, 5.00%, 10/01/19	1,641
	Los Angeles Department of Water & Power, Power Systems,
2,000	Series B, Rev., FSA, 5.13%, 07/01/13	2,172
1,000	Sub Series A-1, Rev., AMBAC, 5.00%, 07/01/15	1,100
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, MBIA, 5.00%, 08/01/16	1,530
1,000	Series C, Rev., AMT, MBIA, 5.00%, 08/01/15	1,020
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.00%, 07/01/15	144
1,000	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.00%, 07/01/16	1,073
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, MBIA, 5.00%, 08/01/17	1,157
1,500	Metropolitan Water District of Southern California, Series B, Rev., 5.00%, 07/01/18	1,595
1,580	Moreland School District, Crossover, GO, FSA, 4.25%, 08/01/15	1,574
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.25%, 08/01/13	1,492
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, MBIA, Zero Coupon, 08/01/17	780
1,500	Northern California Gas Authority No.1 , Series A, Rev., 5.00%, 07/01/11	1,541
560	Northern California Power Agency, Public Power, Unrefunded Balance, Series A, Rev., AMBAC-TCRS, 5.80%, 07/01/09	579
2,000	Orange County Public Financing Authority, Waste Management Systems, Rev., AMBAC, 5.75%, 12/01/09	2,057
1,500	Palomar Pomerado Health, Capital Appreciation, GO, MBIA, Zero Coupon, 08/01/18	950
1,500	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,425
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., MBIA, 5.00%, 10/06/08	383
1,500	Port of Oakland, Inter Lien, Series A, Rev., MBIA, 5.00%, 11/01/14	1,530
360	Rancho Water District Financing Authority, Series A, Rev., FSA, 5.50%, 08/01/10	382
1,250	Riverside County Transportation Commission, Series A, Rev., FGIC, 6.00%, 06/01/09	1,282
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.25%, 09/01/17	1,687

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	California — Continued
	Sacramento County Sanitation District,
1,500	Rev., FGIC, 5.00%, 06/01/16	1,576
250	Series A, Rev., 5.25%, 12/01/10	266
150	Series A, Rev., 5.75%, 12/01/10	162
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, FSA, 5.00%, 08/01/15	1,554
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, FSA, Zero Coupon, 08/01/14	807
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., FGIC, 5.00%, 05/01/14	1,067
1,000	Rev., FGIC, 5.25%, 05/01/18	1,072
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., FSA, 5.75%, 05/01/18	1,568
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., FGIC, 5.00%, 12/01/15	1,541
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, MBIA, 6.00%, 08/01/15 (p)	1,169
2,010	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Unrefunded Balance, Tax Allocation, MBIA, 6.00%, 08/01/15	2,278
	San Marcos Public Facilities Authority, Custody Receipts,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,640
715	Rev., Zero Coupon, 01/01/19 (p)	455
585	San Mateo County Community College District, Election of 2001, Series A, GO, FGIC, 5.38%, 09/01/12	623
250	San Mateo County Joint Power Authority, Capital Projects Program, Rev., MBIA, 6.50%, 07/01/15	289
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., MBIA, 6.25%, 07/01/24	1,729
1,000	Santa Clara County Financing Authority, Series A, Rev., AMBAC, 5.75%, 11/15/13	1,124
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, MBIA, Zero Coupon, 08/01/15	1,438
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, FGIC, Zero Coupon, 08/01/12	1,311
1,565	Sierra View Local Health Care District, Rev., 5.10%, 07/01/17	1,530
1,850	South Bayside Waste Management Authority Solid Waste System, Rev., AMBAC, 6.13%, 03/01/09	1,920
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, FGIC, 5.25%, 08/15/14	1,396
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.00%, 11/01/18	2,136
	State of California,
1,500	GO, 5.00%, 08/01/15	1,556
1,500	GO, 5.00%, 03/01/16	1,608
1,500	GO, 5.00%, 09/01/16	1,578
2,000	GO, 5.00%, 02/01/17	2,109
3,000	GO, 5.00%, 02/01/17	3,085
3,500	GO, 5.00%, 11/01/17	3,633
2,729	GO, 5.06%, 03/15/14 (i)	2,811
1,500	GO, MBIA, 4.00%, 09/01/14	1,541
120	GO, MBIA-IBC, 6.25%, 04/01/09 (p)	120
2,000	State of California, Various Purpose, GO, 5.00%, 04/01/18	2,041
1,000	University of California, Series B, Rev., AMBAC, 5.00%, 05/15/12	1,079
	University of California Regents Medical Center,
1,000	Series A, Rev., MBIA, 5.00%, 05/15/15	1,075
1,500	Series D, Rev., 5.00%, 05/15/16	1,587
4,000	Walnut Valley Unified School District, Series A, GO, MBIA, 7.20%, 08/01/11	4,593
1,500	West Contra Costa Unified School District, GO, FGIC, Zero Coupon, 08/01/17	989
		151,902
	Illinois — 1.2%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.00%, 01/01/16	2,024
	Kentucky — 0.7%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.25%, 10/01/18	1,116
	Michigan — 1.2%
2,035	Michigan State Housing Development Authority, Series A, Rev., 4.13%, 12/01/10	2,069

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	Ohio — 0.7%
1,190	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.10%, 09/01/13	1,182
	Pennsylvania — 0.6%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.00%, 09/01/17	1,042
	Puerto Rico — 2.5%
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., MBIA, 6.00%, 07/01/11	3,198
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	441
500	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 5.75%, 08/01/09 (p)	523
		4,162
	South Carolina — 0.3%
550	County of Charleston, GO, MBIA-IBC, 3.00%, 09/01/14	544
	Texas — 0.6%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.00%, 04/01/16	1,090
	Virgin Islands — 0.1%
185	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.63%, 10/01/10	190
	Total Long-Term Investments (Cost $163,806)	166,304

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.1%
	Investment Company — 1.1%
1,810	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $1,810)	1,810
	Total Investments — 99.1% (Cost $165,616)	168,114
	Other Assets in Excess of Liabilities — 0.9%	1,470
	NET ASSETS — 100.0%	$169,584

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   11

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 95.8%
	Municipal Bonds — 95.8%
	Alabama — 0.8%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.00%, 12/01/16	11,004
4,675	City of Mobile, GO, AMBAC, 5.50%, 08/15/11	5,075
6,960	Jefferson County, Water & Sewer System, Rev., FGIC, 5.13%, 08/01/12 (p)	7,604
4,300	University of Alabama, Birmingham, Rev., FGIC, 5.50%, 10/01/09 (p)	4,455
		28,138
	Alaska — 0.2%
	Alaska Student Loan Corp., Student Loan,
1,480	Series A, Rev., AMBAC, 5.10%, 07/01/09 (p)	1,516
1,560	Series A, Rev., AMBAC, 5.20%, 07/01/09 (p)	1,600
	City of North Slope Boro, Capital Appreciation,
1,000	Series B, GO, MBIA, Zero Coupon, 06/30/09	981
1,495	Series B, GO, MBIA, Zero Coupon, 06/30/11	1,366
		5,463
	Arizona — 2.8%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.00%, 01/01/13	3,161
3,000	Series D, Rev., 5.00%, 01/01/14	3,165
5,000	Series D, Rev., 5.00%, 01/01/16	5,234
5,000	Series D, Rev., 5.00%, 01/01/18	4,910
10,000	Series D, Rev., 5.50%, 01/01/18	10,591
470	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.13%, 07/01/09	485
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 2.84%, 09/04/08	4,594
	Arizona School Facilities Board,
5,000	Series A-2, COP, FSA-CR, FGIC, 5.00%, 09/01/15	5,396
1,680	Series A-3, COP, FSA-CR, FGIC, 5.00%, 09/01/15	1,813
14,360	Arizona School Facilities Board, State School Trust,
	Series A, Rev., AMBAC, 5.75%, 07/01/14 (p)	16,394
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.00%, 07/01/16	5,490
3,000	Series A, Rev., 5.00%, 07/01/18	3,169
4,675	Series B, Rev., 5.00%, 01/01/16	5,167
1,525	City of Goodyear, GO, FSA, 4.25%, 07/01/18	1,393
8,000	City of Phoenix, Series A, GO, 5.00%, 07/01/17	8,883
1,340	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.75%, 12/01/10	1,341
5,540	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	4,436
905	Maricopa County Unified School District No 89-Dysart, GO, FGIC, 5.25%, 07/01/20	977
	Phoenix IDA, Government Office Lease, Capital Mall LLC Project,
2,975	Rev., AMBAC, 5.00%, 09/15/10 (p)	3,141
1,875	Rev., AMBAC, 5.10%, 09/15/10 (p)	1,984
1,000	Salt River Project Agricultural Improvement, Series A, Rev., 5.00%, 01/01/18	1,062
4,455	Tempe Union High School District No 213, GO, FSA, 5.00%, 07/01/13	4,876
		97,662
	Arkansas — 0.4%
15,000	City of Fort Smith, Water & Sewer, Construction, Rev., FSA, 5.25%, 10/01/18	15,656
	California — 14.3%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., FGIC, 5.00%, 08/01/12	5,145
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/16	2,161
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.00%, 12/01/12	2,154
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.00%, 12/01/12 (p)	590
	California State Department of Water Resources, Power Supply,
8,000	Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	8,896
10,000	Series A, Rev., AMBAC, 5.50%, 05/01/12	10,884
	California State Public Works Board, California State University,
2,040	Series B, Rev., FSA, 5.00%, 04/01/16	2,156
2,245	Series B, Rev., FSA, 5.00%, 04/01/16	2,344
	California State Public Works Board, Department of Corrections & Rehabilitation,
3,720	Series C, Rev., 5.50%, 12/01/13	3,922
2,500	Series E, Rev., XLCA, 5.00%, 06/01/14	2,588
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., FSA, 5.00%, 04/01/16	2,923
2,105	Series C, Rev., FSA, 5.00%, 04/01/16	2,190
2,310	Series C, Rev., FSA, 5.00%, 04/01/16	2,388

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	Value($)
Long-Term Investments — Continued
	California — Continued
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., 5.00%, 06/01/13	2,581
2,330	Series A, Rev., 5.00%, 06/01/14	2,504
3,500	Series A, Rev., 5.00%, 06/01/15	3,611
5,160	Series A, Rev., 5.00%, 06/01/15	5,216
5,000	Series A, Rev., 5.00%, 06/01/15	5,112
	California State Public Works Board, Department of Justice,
1,560	Series D, Rev., FSA, 5.00%, 04/01/16	1,611
1,285	Series D, Rev., FSA, 5.00%, 04/01/16	1,353
1,415	Series D, Rev., FSA, 5.00%, 04/01/16	1,472
	California State Public Works Board, Department of Mental Health, Coalinga State Hospital,
2,500	Series A, Rev., 5.50%, 06/01/14	2,688
2,500	Series A, Rev., 5.50%, 06/01/14	2,632
6,000	Series A, Rev., 5.50%, 06/01/14	6,288
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.25%, 10/01/16	3,600
	California State University,
1,000	Series C, Rev., FSA, 5.00%, 11/01/13	1,098
1,000	Series C, Rev., FSA, 5.00%, 11/01/14	1,106
425	California Statewide Communities Development Authority, Catholic West, COP, 6.00%, 07/01/09 (p)	437
1,395	California Statewide Communities Development Authority, Catholic West, Unrefunded Balance, COP, 6.00%, 07/01/09 (p)	1,438
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.00%, 11/15/13	3,088
1,000	Rev., 5.25%, 11/15/13	1,016
1,000	Capistrano Unified School District Community Facilities District No 87-1, Special Tax, AMBAC, 5.00%, 09/01/12	1,072
2,070	Center Unified School District, Election of 1991, Series D, GO, MBIA, Zero Coupon, 08/01/17	860
785	City of Long Beach, Water System, Series A, Rev., MBIA, 5.75%, 05/01/15	872
4,180	City of Riverside, Riverside Electric, Rev., FSA, 5.25%, 10/01/11	4,519
	City of Vallejo,
3,010	Rev., MBIA, 5.00%, 05/01/16	3,021
3,160	Rev., MBIA, 5.00%, 05/01/16	3,156
3,320	Rev., MBIA, 5.00%, 05/01/16	3,295
3,490	Rev., MBIA, 5.00%, 05/01/16	3,428
10,435	Contra Costa Water District, Series K, Rev., FSA, 5.50%, 10/01/11	11,240
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	4,762
1,700	Fontana Public Finance Authority, Rev., AMBAC, 5.25%, 09/01/14	1,803
	Golden State Tobacco Securitization Corp., Enhanced Asset Backed,
12,970	Series 2003 A-1, Rev., 6.75%, 06/01/13 (p)	14,992
10,000	Series A, Rev., AMBAC, 5.00%, 06/01/11	9,906
31,795	Series A-1, Rev., 4.50%, 06/01/17	28,403
7,350	Series A-2, Rev., 7.90%, 06/01/13 (p)	8,845
3,305	Series A-4, Rev., 7.80%, 06/01/13 (p)	3,964
1,000	Series B, Rev., 5.00%, 06/01/12 (p)	1,072
19,970	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election 2002, Series C, GO, Assured Guaranty, Ltd., Zero Coupon, 08/01/26	8,042
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien, TAN, Zero Coupon, 01/01/19 (p)	3,179
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.25%, 11/15/21	2,371
9,545	Series A, Rev., 5.25%, 11/15/22	8,979
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, FGIC, Zero Coupon, 05/01/20	1,833
4,365	Series D, GO, FGIC, Zero Coupon, 05/01/21	2,297
5,265	Series D, GO, FGIC, Zero Coupon, 05/01/22	2,603
5,265	Series D, GO, FGIC, Zero Coupon, 05/01/23	2,446
4,750	Los Altos School District, GO, AMBAC, 5.00%, 08/01/16	5,004
4,500	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., MBIA, 6.13%, 08/15/11	4,938
	Los Angeles Department of Airports, Ontario International,
3,230	Series A, Rev., AMT, MBIA, 4.75%, 05/15/13	3,282
3,410	Series A, Rev., AMT, MBIA, 4.75%, 05/15/14	3,439
3,575	Series A, Rev., AMT, MBIA, 5.00%, 05/15/15	3,629
14,750	Los Angeles Unified School District, Series B, GO, FSA, 4.75%, 07/01/16	15,503
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, MBIA, 5.13%, 07/01/12 (p)	14,766

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   13

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	Value($)
Long-Term Investments — Continued
	California — Continued
11,755	Series F, GO, FGIC, 5.00%, 07/01/13 (p)	12,956
7,560	Los Angeles Wastewater System, Sub Series A, Rev., MBIA, 4.20%, 06/01/13	7,670
2,925	Los Rios Community College District, Election of 2002, Series B, GO, MBIA, 5.00%, 08/01/12	3,073
2,085	Napa Valley Unified School District, Election of 2002, GO, FGIC, 5.00%, 08/01/16	2,127
4,535	Natomas Unified School District, Election of 2006, GO, FGIC, 5.00%, 08/01/14	4,530
	Palomar Pomerado Health, Capital Appreciation,
3,140	GO, MBIA, Zero Coupon, 08/01/15	2,360
3,615	Series A, GO, MBIA, Zero Coupon, 08/01/18	2,289
1,245	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,182
	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation,
1,365	Series A, MBIA, 5.00%, 04/01/16	1,435
2,045	Series A, MBIA, 5.00%, 04/01/16	2,110
2,250	Series A, MBIA, 5.00%, 04/01/16	2,313
2,365	Series A, MBIA, 5.00%, 04/01/16	2,420
2,480	Series A, MBIA, 5.00%, 04/01/16	2,529
2,020	Rio Hondo Community College District, Series A, GO, MBIA, 5.25%, 08/01/14 (p)	2,277
3,110	San Diego Community College District, Election of 2006, Capital Appreciation, GO, FSA, Zero Coupon, 08/01/15	2,386
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, FSA, 5.00%, 06/15/12	9,189
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., MBIA, 5.00%, 09/01/17	1,058
	Santa Monica Community College District, Election of 2007,
2,880	Series B, GO, FGIC, Zero Coupon, 08/01/11	2,628
1,575	Series B, GO, FGIC, Zero Coupon, 08/01/13	1,319
545	Series B, GO, FGIC, Zero Coupon, 08/01/14	434
2,000	Series C, GO, FGIC, Zero Coupon, 08/01/14	1,594
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., FSA, 5.00%, 08/01/17	1,370
2,000	Rev., FSA, 5.00%, 08/01/17	2,162
2,000	Solano County, COP, MBIA, 5.25%, 11/01/12 (p)	2,217
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., FSA, 5.50%, 01/01/13	5,543
	State of California,
2,250	GO, 5.00%, 02/01/10	2,343
8,545	GO, 5.00%, 08/01/13	8,731
2,065	GO, 5.00%, 02/01/14 (p)	2,287
20,000	GO, 5.00%, 03/01/14	21,685
3,150	GO, 5.00%, 08/01/15	3,226
5,000	GO, 5.13%, 04/01/14	5,111
3,000	GO, 5.25%, 02/01/13	3,150
5,000	GO, FGIC-TCRS, 5.25%, 08/01/13	5,408
2,885	GO, 5.75%, 05/01/10 (p)	3,093
	State of California, Economic Recovery,
23,300	Series A, GO, FGIC-TCRS, 5.00%, 07/01/11	24,431
20,000	Series A, GO, MBIA, 5.00%, 07/01/14	21,836
6,000	Series A, GO, FGIC, 5.25%, 07/01/14	6,681
10,000	Series B, GO, 5.00%, 07/01/11	10,686
6,580	Temple City Unified School District, GO, FGIC, 5.25%, 08/01/22	7,030
2,000	Torrance Unified School District, Election of 1998, Series B, GO, FSA, 5.00%, 08/01/11	2,109
4,270	Tustin Unified School District School Facilities Improvement District, Election of 2002, Series C, GO, FSA, 4.50%, 06/01/18	4,049
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, FSA, 5.00%, 08/01/14	2,771
	West Valley-Mission Community College District, Election of 2004,
2,840	Series A, GO, FSA, 5.00%, 08/01/16	2,970
5,695	Series A, GO, FSA, 5.00%, 08/01/16	5,914
		505,395
	Colorado — 2.7%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series 1985 A, Rev., Zero Coupon, 06/01/16 (m) (p)	31,798
	Arapahoe County School District No. 5-Cherry Creek,
1,000	GO, 6.00%, 12/15/09 (p)	1,052
1,000	Series B, GO, 6.00%, 12/15/12	1,129
2,035	Arapahoe County School District No. 6-Littleton, GO, FGIC, 5.25%, 12/01/12	2,156
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., MBIA, 6.00%, 10/01/12	1,108
710	Series C, Rev., MBIA, 6.00%, 10/01/11	764
615	Series C, Rev., MBIA, 6.00%, 10/01/12	673
825	Series C, Rev., MBIA, 6.00%, 10/01/13	911

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	Value($)
Long-Term Investments — Continued
	Colorado — Continued
585	Series C, Rev., MBIA, 6.00%, 10/01/14	651
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.00%, 02/01/12	1,232
2,355	Colorado Health Facilities Authority, Hospital, Steamboat Springs Health, Rev., 5.75%, 09/15/08 (p)	2,383
45	Colorado Housing & Finance Authority, Rev., 5.38%, 08/01/10	46
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund, Series A, Rev., AMBAC, 6.00%, 09/01/10	3,660
	Denver City & County, Airport,
4,030	Series B, Rev., AMT, FGIC, 5.00%, 11/15/13	4,086
5,000	Series B, Rev., AMT, FGIC, 5.00%, 11/15/14	5,031
3,000	Series E, Rev., FGIC, 5.25%, 11/15/12	3,061
5,250	Denver City & County, Excise Tax, Series A, Rev., FSA, 5.38%, 09/01/09	5,387
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, FGIC, 5.75%, 12/15/14	1,798
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, FSA, 5.75%, 12/15/12 (p)	1,900
5,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14	4,044
1,000	El Paso County School District No. 11, Colorado Springs, GO, 7.10%, 10/06/08	1,242
2,000	El Paso County School District No. 49, Falcon, Series A, GO, FSA, 5.50%, 12/01/09 (p)	2,187
	Jefferson County School District R-001,
4,800	GO, MBIA, 6.50%, 12/15/10	5,237
3,720	GO, MBIA, 6.50%, 12/15/11	4,158
	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation,
2,400	Series A, Rev., MBIA, Zero Coupon, 01/01/10	2,320
1,000	Series A, Rev., MBIA, Zero Coupon, 01/01/11	931
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.00%, 11/01/16 (p)	5,568
1,000	University of Colorado, Enterprise System, Series B, Rev., FGIC, 5.25%, 06/01/13 (p)	1,107
250	University of Northern Colorado, Auxiliary Facilities System, Series A, Rev., FSA, 5.00%, 06/01/11	266
		95,886
	Connecticut — 1.5%
	City of Greenwich,
600	GO, 4.00%, 06/01/18	598
725	GO, 5.00%, 06/01/18	801
	City of New Haven,
5	Series A, GO, FGIC, 5.00%, 11/01/08 (p)	5
2,465	Series B, GO, FSA, 6.00%, 11/01/09 (p)	2,607
3,425	City of Ridgefield, Series A, GO, 5.00%, 09/15/10 (p)	3,657
	City of Waterbury,
1,045	Series A, GO, FSA, 5.25%, 04/01/11	1,118
3,905	Series A, GO, FSA, 5.50%, 04/01/12 (p)	4,296
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., FSA, 5.00%, 06/15/13	913
1,040	Rev., FSA, 5.00%, 06/15/15	1,146
1,200	Rev., FSA, 5.00%, 06/15/16	1,324
1,260	Rev., FSA, 5.00%, 06/15/17	1,387
1,320	Rev., FSA, 5.00%, 06/15/17	1,438
	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health,
1,040	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	1,130
65	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	71
	State of Connecticut,
7,000	Series A, GO, 5.00%, 04/15/18	7,439
5,000	Series A, GO, 5.25%, 04/15/11	5,358
2,250	Series A, Rev., FGIC, 5.50%, 10/01/12	2,482
7,240	Series B, GO, 5.88%, 06/15/10 (p)	7,730
1,400	Series B, Rev., MBIA-IBC, 6.13%, 09/01/12	1,537
3,300	Series D, GO, 5.13%, 11/15/11 (p)	3,557
3,900	University of Connecticut, Series A, GO, FGIC, 5.75%, 03/01/10 (p)	4,158
		52,752
	District of Columbia — 0.8%
	District of Columbia,
2,000	COP, FGIC, 5.00%, 01/01/13	2,124
2,000	COP, FGIC, 5.25%, 01/01/15	2,138
2,500	COP, FGIC, 5.25%, 01/01/16	2,674
10,305	Series A, GO, MBIA, 5.50%, 06/01/12	11,197
3,310	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.25%, 05/15/11	3,295
6,455	District of Columbia Water & Sewer Authority, Public Utilities, Rev., FSA, 5.50%, 04/01/09	6,874

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	District of Columbia — Continued
1,500	District of Columbia, George Washington University, Series A, Rev., MBIA, 6.00%, 09/15/09	1,567
		29,869
	Florida — 3.9%
5,000	Brevard County School Board, COP, AMBAC, 5.00%, 07/01/12 (p)	5,424
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.00%, 12/01/11	1,486
1,500	Series E, Rev., FGIC, 5.13%, 12/01/15	1,550
5,800	Florida State Board of Education, Capital Outlay, Series F, GO, 5.00%, 06/01/16	6,170
	Florida State Board of Education, Lottery,
2,145	Series A, Rev., AMBAC, 5.00%, 07/01/15	2,258
9,640	Series A, Rev., AMBAC, 5.00%, 07/01/15	9,827
7,060	Series B, Rev., FGIC, 5.25%, 07/01/11	7,401
1,495	Florida State Board of Education, Public Education, Capital Outlay, Series B, GO, 5.25%, 06/01/12	1,625
1,000	Florida State Turnpike Authority, Series C, Rev., 5.00%, 07/01/13	1,085
8,000	Highlands County Health Facilities Authority, Adventist Health, Rev., 3.95%, 09/01/12	7,964
7,230	Highlands County Health Facilities Authority, Hospital Adventist Sunbelt, Series A, Rev., 6.00%, 11/15/11 (p)	8,038
	Indian River County Hospital District,
1,185	Rev., FSA, 5.95%, 10/06/08	1,189
1,285	Rev., FSA, 6.00%, 10/06/08	1,289
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., FGIC, 5.00%, 10/01/13	5,147
5,000	Lee County School Board, Series A, COP, FSA, 5.00%, 02/01/14	5,305
5,000	Lee County, Airport, Series B, Rev., FSA, 5.75%, 10/01/10 (p)	5,404
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.13%, 10/01/14	2,665
2,095	Series DD, GO, AMBAC, 7.75%, 10/01/18	2,743
2,800	Miami-Dade County School Board, Series B, COP, VAR, MBIA, 5.00%, 05/01/11	2,955
5,325	Miami-Dade County, Capital Appreciation, Series B, Rev., SO, AMBAC, Zero Coupon, 10/01/08 (p)	1,640
2,750	Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital, Series A, Rev., AMBAC, 5.63%, 08/15/11 (p)	3,019
3,700	Miami-Dade County, International Airport, Series D, Rev., FSA, 5.25%, 10/01/17	3,786
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., FSA, 5.25%, 10/01/16	8,994
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., VAR, FNMA, LIQ: FNMA, 4.75%, 06/01/09	4,084
	Palm Beach County School Board,
10,000	Series B, COP, VAR, FGIC, 5.00%, 08/01/11	10,442
5,000	Series C, COP, FSA, 5.00%, 08/01/12 (p)	5,439
5,730	Reedy Creek Improvement District, Series 2, Rev., AMBAC, 5.00%, 10/01/15	6,159
5,940	Sarasota County, Environmentally Sensitive Program, GO, 5.00%, 10/01/18	6,125
995	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,084
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., MBIA, 5.25%, 10/01/18	1,638
2,060	Rev., MBIA, 5.25%, 10/01/19	2,235
3,065	Volusia County, Gas Tax, Rev., FSA, 5.00%, 10/01/14	3,314
		137,484
	Georgia — 2.5%
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.25%, 10/01/22	5,431
8,660	Series B, Rev., 5.25%, 10/01/23	9,607
1,720	Forsyth County School District, GO, 5.00%, 07/01/11	1,860
	Fulton County School District,
2,780	GO, 6.38%, 05/01/13	3,209
2,630	GO, 6.38%, 05/01/14	3,086
	Georgia Municipal Electric Authority,
5,150	Series A, Rev., 6.50%, 01/01/12 (p)	5,505
125	Series Y, Rev., 6.40%, 01/01/09 (p)	127
55	Series Y, Rev., 10.00%, 01/01/10 (p)	61
	Georgia Municipal Electric Authority, Unrefunded Balance,
2,875	Series Y, Rev., 6.40%, 01/01/09	2,917
945	Series Y, Rev., 10.00%, 01/01/10	1,039
5,000	Georgia State Road & Tollway Authority, Federal Highway GAN, Series A, Rev., FSA, 5.00%, 06/01/18	5,399

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	Georgia — Continued
2,950	Gwinnett County Development Authority, Public Schools Project, COP, MBIA, 5.25%, 01/01/13	3,227
	Gwinnett County School District,
2,300	GO, 5.00%, 02/01/13	2,514
1,500	GO, 5.00%, 02/01/17	1,668
4,800	GO, 5.00%, 02/01/18 (p)	5,112
1,500	Henry County & Henry County Water & Sewerage Authority, Rev., FGIC, 5.63%, 02/01/10 (p)	1,590
3,980	Main Street Natural Gas, Inc., Series A, Rev., 5.50%, 09/15/21	3,656
	Metropolitan Atlanta Rapid Transit Authority,
2,500	Series N, Rev., MBIA-IBC, Bank of New York, 6.25%, 07/01/18	2,848
5,000	Series P, Rev., AMBAC, 6.25%, 07/01/11	5,378
	State of Georgia,
5	Series B, GO, 6.30%, 03/01/10 (p)	5
9,300	Series D, GO, 5.00%, 08/01/12	10,054
1,900	Series E, GO, 6.75%, 12/01/10	2,092
10,695	State of Georgia, Unrefunded Balance, Series B, GO, 6.30%, 03/01/10	11,381
		87,766
	Hawaii — 0.3%
	State of Hawaii,
2,585	Series CM, GO, FGIC, 6.00%, 12/01/10	2,789
7,860	Series DD, GO, MBIA, 5.25%, 05/01/14	8,280
		11,069
	Illinois — 5.5%
6,915	Chicago Board of Education, Series A, GO, MBIA, 5.25%, 06/01/13	7,496
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, FGIC, Zero Coupon, 12/01/17	4,231
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, MBIA, 5.75%, 12/01/14 (p)	2,452
14,025	Chicago Metropolitan Water Reclamation District-Greater Chicago, GO, 5.50%, 12/01/09	14,647
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.50%, 12/01/12 (p)	10,854
1,000	GO, 7.25%, 12/01/12 (p)	1,182
11,955	Chicago O’Hare International Airport, Third Lien, Series A, Rev., FGIC, 5.25%, 01/01/16	12,441
990	Chicago Park District, Series B, GO, FGIC, 5.50%, 01/01/11 (p)	1,061
5,300	Chicago Public Building Commission Building, Series A, Rev., MBIA, 5.25%, 12/01/11	5,674
	Chicago Transit Authority, Federal Transit Administration, Section 5307,
10,000	Series 5307, Rev., AMBAC, 5.00%, 12/01/16	10,616
2,145	Series A, Rev., AMBAC, 5.25%, 06/01/13	2,329
	City of Chicago,
7,500	Series A, GO, FSA, 5.00%, 01/01/15	7,852
10,020	Series J, GO, AMBAC, 5.00%, 12/01/16	10,510
	City of Chicago, Emergency Telephone System,
1,170	GO, FGIC, 5.25%, 01/01/13	1,267
1,000	GO, FGIC, 5.25%, 01/01/15	1,091
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, FSA-CR, MBIA, Zero Coupon, 12/01/21	2,635
3,000	Du Page County, Rev., FSA, 5.75%, 07/01/11 (p)	3,278
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.38%, 10/01/15	2,753
1,665	Illinois Health Facilities Authority, Rev., 6.63%, 02/15/10 (p)	1,782
2,070	Illinois Health Facilities Authority, Riverside Health System, Rev., 6.75%, 11/15/10	2,165
10,000	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., FSA, 5.00%, 07/01/16	10,353
	Lake County Community High School District No. 124, Grant School Building,
2,500	GO, 5.00%, 12/01/13	2,709
1,355	GO, 5.00%, 12/01/15	1,477
1,080	GO, 5.00%, 12/01/16	1,178
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building, Series A, GO, FGIC, 8.00%, 01/15/15	3,712
	Regional Transportation Authority,
6,600	Series A, Rev., AMBAC , 6.40%, 06/01/12	7,163
1,000	Series B, GO, AMBAC , 6.40%, 06/01/12	1,085
7,730	Series B, Rev., FGIC , 5.38%, 06/01/12	8,312
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., MBIA, 5.25%, 10/01/16	1,059
1,500	Rev., MBIA, 5.25%, 10/01/16	1,574
	State of Illinois,
4,330	GO, 5.00%, 01/01/20	4,692
4,330	GO, 5.00%, 01/01/21	4,661

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	Illinois — Continued
3,125	Rev., 5.00%, 06/15/13	3,413
8,885	Series A, GO, 5.00%, 03/01/14	9,332
2,060	Series P, Rev., 6.50%, 06/15/13	2,261
	Town of Cicero, Tax Increment,
5,530	Series A, GO, XLCA, 5.25%, 01/01/15	5,856
6,140	Series A, GO, XLCA, 5.25%, 01/01/15	6,395
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, MBIA, Zero Coupon, 01/01/23	1,047
1,025	Will County High School District No. 204-Joliet, Limited Tax, GO, FSA, 5.38%, 12/01/11 (p)	1,118
2,330	Will County School District No. 122, Capital Appreciation, Unrefunded Balance, Series B, GO, FSA, Zero Coupon, 11/01/08	2,322
4,420	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, FSA, Zero Coupon, 01/01/13	3,806
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, MBIA, 5.00%, 12/30/15	4,478
		194,319
	Indiana — 0.9%
3,000	Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., FSA, 5.00%, 07/15/15	3,150
3,415	City of Indianapolis, Economic Development, Knob in the Woods Project, Rev., VAR, FNMA COLL, 3.45%, 12/01/09	3,451
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.35%, 04/01/11	1,750
	East Chicago Multi School Building Corp., First Mortgage,
1,100	Rev., 5.00%, 07/15/12	1,169
1,155	Rev., 5.00%, 07/15/13	1,233
990	Rev., 5.00%, 07/15/14	1,059
2,000	Indiana Bond Bank, Special Program, Series A, Rev., FSA, 5.00%, 08/01/16	2,093
1,800	Indiana Municipal Power Agency, Series B, Rev., MBIA, 5.88%, 01/01/10	1,875
5,555	Indiana State Office Building Commission, Miami Correctional-Phase 1-A, Rev., AMBAC, 5.50%, 07/01/09 (p)	5,782
1,500	Indiana Transportation Finance Authority, Airport, Series A, Rev., AMBAC, 6.00%, 11/01/11 (p)	1,661
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.75%, 06/01/12	2,516
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.10%, 01/15/17	2,811
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.00%, 01/10/20	1,822
500	Pike County Multi-School Building Corp., First Mortgage, Series B, Rev., AMBAC, 5.20%, 01/15/10 (p)	526
		30,898
	Iowa — 0.5%
3,000	City of Muscatine, Series A, Rev., AMBAC, 5.50%, 01/01/10	3,121
	Iowa Finance Authority, Hospital Facility,
6,920	Rev., 6.75%, 02/15/10 (p)	7,435
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.75%, 10/01/12 (p)	1,114
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset Backed, Series B, Rev., 5.50%, 06/01/11 (p)	5,390
		17,060
	Kansas — 2.0%
	Butler County Public Building Commission, Community Improvement, Public Facilities Projects,
1,375	Rev., MBIA, 5.25%, 10/01/10	1,453
1,600	Rev., MBIA, 5.35%, 10/01/10	1,693
	Johnson County Unified School District 232,
1,175	GO, FSA, 5.00%, 09/01/10 (p)	1,241
1,865	GO, FSA, 5.25%, 09/01/10 (p)	1,979
4,500	GO, FSA, 5.50%, 09/01/10 (p)	4,797
5,000	Series A, GO, FSA, 5.25%, 09/01/15	5,266
	Junction City, Public Improvements,
1,625	Series DP, GO, AMBAC, 5.00%, 09/01/17	1,680
1,710	Series DP, GO, AMBAC, 5.00%, 09/01/17	1,761
1,795	Series DP, GO, AMBAC, 5.00%, 09/01/17	1,841
3,880	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	3,114
24,350	Reno County, Capital Accumulator, Rev., PRIV MTGS, Zero Coupon, 12/01/15 (p)	18,603
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., MBIA, Zero Coupon, 04/01/16 (p)	18,711

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	Kansas — Continued
1,025	Sedgwick County Unified School District No. 266-Maize, GO, MBIA, 5.00%, 09/01/13	1,120
6,365	Wyandotte County School District No. 500, GO, FSA, 5.50%, 09/01/12 (p)	7,053
		70,312
	Kentucky — 0.7%
325	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.90%, 10/06/08	326
	Kentucky Area Development Districts, City of Ewing,
1,015	Series C, Rev., 5.60%, 06/01/10 (p)	1,051
745	Series C, Rev., 5.85%, 06/01/10 (p)	758
2,000	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., MBIA, 5.25%, 09/01/17	2,055
5,905	Kentucky State Property & Buildings Commission, Project No. 69, Series A, Rev., FSA, 5.00%, 08/01/11 (p)	6,340
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., MBIA, 5.13%, 10/01/13 (p)	7,186
1,000	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.50%, 11/01/11	1,076
4,655	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series B, Rev., FSA, 5.00%, 07/01/12	5,037
		23,829
	Louisiana — 0.4%
2,790	City of New Orleans, Home Mortgage Authority, SO, 6.25%, 01/15/11 (p)	3,004
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.30%, 07/01/30	3,566
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,595	Rev., AMBAC, 5.00%, 03/01/16	3,709
3,915	Rev., AMBAC, 5.00%, 03/01/16	4,001
		14,280
	Maine — 0.1%
2,665	Maine Municipal Bond Bank, Series D, Rev., 5.13%, 11/01/11 (p)	2,883
	Maryland — 2.2%
	Maryland State Transportation Authority,
10,000	Rev., 5.00%, 03/01/17	10,945
5,000	Rev., 5.00%, 03/01/17	5,416
8,175	Montgomery County, Public Improvements, CONS, Series A, GO, 5.00%, 05/01/14	9,041
6,188	State of Maryland, Rev., 5.19%, 07/01/16 (i)	6,419
	State of Maryland, State & Local Facilities Loan, Second Loan,
13,280	GO, 5.00%, 08/01/11	14,248
13,045	GO, 5.00%, 08/01/15	14,531
4,425	State of Maryland, State & Local Facilities, Capital Improvement, Series A, GO, 5.50%, 08/01/12	4,899
7,750	State of Maryland, State & Local Facilities, First Loan, Series B, GO, 5.25%, 02/15/11	8,303
2,700	University System of Maryland, Series A, Rev., 5.00%, 10/01/16	2,885
		76,687
	Massachusetts — 4.0%
	Boston Housing Authority,
615	Rev., FSA, 4.50%, 04/01/18	604
3,260	Rev., FSA, 5.00%, 04/01/18	3,388
1,365	City of Brockton, GO, FSA, 4.50%, 04/01/14	1,470
	Commonwealth of Massachusetts, Consolidated Lien,
3,200	Series C, GO, 5.25%, 08/01/13 (p)	3,499
4,200	Series C, GO, 5.25%, 09/01/15 (p)	4,748
7,000	Series D, GO, 5.00%, 10/01/13	7,584
7,560	Series D, GO, MBIA, 5.25%, 11/01/11 (p)	8,179
2,915	Series D, GO, MBIA, 5.50%, 11/01/11 (p)	3,176
5,000	Series E, GO, AMBAC, 5.00%, 11/01/16 (p)	5,568
	Commonwealth of Massachusetts, Federal Highway,
3,500	Series A, Rev., GAN, 5.50%, 12/15/09	3,665
3,280	Series A, Rev., GAN, 5.75%, 06/15/09	3,388
21,945	Series A, Rev., GAN, FSA, 5.75%, 12/15/10	23,503
3,805	Commonwealth of Massachusetts, Federal Highway, Capital Appreciation, Series A, Rev., Zero Coupon, 06/15/15	2,931
5,000	Commonwealth of Massachusetts, Special Obligation, Series C, Rev., FGIC, 5.00%, 01/01/14 (p)	5,426
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,501

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	Massachusetts — Continued
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., MBIA, 5.50%, 03/01/14	2,290
1,500	Massachusetts Development Finance Agency, Holy Cross College, Series B, Rev., 5.00%, 09/01/18	1,556
1,420	Massachusetts State College Building Authority, Series A, Rev., 7.50%, 05/01/11	1,602
11,500	Massachusetts State Turnpike Authority, Series A, Rev., 5.00%, 01/01/13 (p)	12,129
2,225	Massachusetts State Water Pollution Abatement, MWRA Program, Sub Series A, Rev., 6.00%, 08/01/09 (p)	2,334
7,275	Massachusetts State Water Pollution Abatement, MWRA Program, Unrefunded Balance, Series A, Rev., 6.00%, 08/01/09	7,604
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., MBIA, 5.25%, 08/01/16	5,621
2,000	Series A, Rev., FSA, 5.50%, 08/01/13 (p)	2,241
2,850	Series C, Rev., FGIC-TCRS, 5.25%, 12/01/15	3,097
	University of Massachusetts Building Authority Project,
10,595	Series 04-1, Rev., AMBAC, 5.38%, 11/01/14 (p)	11,973
11,645	Series 4-A, Rev., MBIA, 5.13%, 11/01/14 (p)	12,997
		142,074
	Michigan — 3.4%
	City of Detroit, Sewer Systems, Senior Lien,
4,150	Series C, Rev., FGIC, 5.00%, 07/01/16	4,332
1,900	Series C, Rev., FGIC, 5.25%, 07/01/16	2,057
5,000	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., FGIC, 5.50%, 07/01/18	5,184
3,910	City of Grand Rapids, Water Supply, Rev., FGIC, 5.75%, 01/01/11	4,140
7,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.00%, 01/15/12	7,292
1,445	Lansing Board of Water & Light, Series A, Rev., 5.00%, 07/01/18	1,560
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.38%, 10/01/12	3,206
10,400	Rev., 5.50%, 10/01/14	11,797
2,500	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.50%, 10/15/11	2,678
13,050	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	13,832
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.00%, 09/01/11 (p)	1,854
	Michigan State Hospital Finance Authority, Trinity Health,
4,160	Series A, Rev., 6.00%, 12/01/10	4,463
4,405	Series A, Rev., 6.00%, 12/01/10	4,758
602	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.80%, 08/20/12	619
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., VAR, AMBAC, 4.65%, 04/01/11	16,655
3,000	Rochester Community School District, Series I, GO, Q-SBLF, 5.50%, 05/01/09	3,076
	Royal Oak Hospital Finance Authority, William Beaumont Hospital,
3,000	Rev., 6.25%, 01/01/09	3,039
5,445	Rev., 6.25%, 01/01/11	5,813
10,750	State of Michigan, Trunk Line, Series A, Rev., 5.25%, 11/01/13	11,924
1,000	Sturgis Public School District, School Building & Site, GO, Q-SBLF, 5.63%, 05/01/10 (p)	1,058
1,200	Wayne County, COP, AMBAC, 5.63%, 05/01/11	1,251
	Wyoming Public Schools,
1,770	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,897
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	2,010
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,999
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,993
1,900	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,985
		120,472
	Minnesota — 1.7%
1,000	Minnesota State Municipal Power Agency, Electric, Series A, Rev., 5.25%, 10/01/14	1,035
	State of Minnesota,
5,790	GO, FSA, 5.00%, 08/01/13	6,036
8,730	GO, 5.50%, 06/01/09	8,984
6,585	Series C, GO, 5.00%, 08/01/14	7,294
10,000	Series C, GO, 5.00%, 08/01/15	11,119
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., MBIA, 5.00%, 06/01/15	3,759
	University of Minnesota,
5,000	Series A, Rev., 5.75%, 07/01/10 (p)	5,317
6,000	Series A, Rev., 5.75%, 07/01/11 (p)	6,540
8,000	Series A, Rev., 5.75%, 07/01/15 (p)	9,201
		59,285

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	Mississippi — 0.8%
1,190	Mississippi Higher Education Assistance Corp., Series B-3, Rev., GTD Student Loan, 5.30%, 09/01/08	1,190
35,000	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	25,689
2,000	State of Mississippi, GO, 5.75%, 12/01/12	2,234
		29,113
	Missouri — 1.4%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.00%, 03/01/16	1,686
4,785	Clay County Public School District No. 53 Liberty, GO, FSA, 5.25%, 03/01/14	5,326
915	Clay County Public School District No. 53 Liberty, Unrefunded Balance, GO, FSA, 5.25%, 03/01/14	967
5,370	Missouri Housing Development Commission, Homeowner Loan Program, Series B-1, Rev., AMT, VAR, GNMA/FNMA COLL, 5.38%, 03/01/13	5,428
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.70%, 12/01/11	110
115	Series III, Rev., FHA, 4.80%, 12/01/11	120
7,410	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage, Series C-1, Rev., AMT, VAR, GNMA/FNMA, 4.80%, 03/01/12	7,440
1,105	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.50%, 07/01/12	1,220
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.75%, 05/15/12 (p)	4,576
2,600	Missouri State Health & Educational Facilities Authority, Park Lane Medical Center, Series A, Rev., MBIA, 5.60%, 01/01/15 (p)	2,789
20,000	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.00%, 05/01/16	20,919
		50,581
	Montana — 0.2%
	Montana Department of Transportation, Highway 93 Construction,
1,600	Rev., GAN, 5.00%, 06/01/18	1,707
1,500	Rev., GAN, 5.00%, 06/01/18	1,583
2,800	Montana State Board of Regents, University of Montana, Higher Education, Unrefunded Balance, Series F, Rev., MBIA, 5.75%, 05/15/10	2,990
		6,280
	Nebraska — 0.2%
2,625	NEBHELP, Inc., Sub Series A-5B, Rev., MBIA, GTD Student Loans, 6.20%, 06/01/13	2,692
2,500	Nebraska Public Power District, Series C, Rev., FGIC, 5.00%, 01/01/16	2,653
		5,345
	Nevada — 0.4%
	Clark County School District,
910	Series A, GO, MBIA, 7.00%, 06/01/10	984
8,200	Series A, GO, MBIA, 7.00%, 06/01/11	9,152
2,750	Series D, GO, MBIA, 5.00%, 12/15/13	2,940
		13,076
	New Hampshire — 0.0% (g)
705	New Hampshire Health & Education Facilities Authority, University System, Unrefunded Balance, Rev., AMBAC, 5.50%, 07/01/11	757
	New Jersey — 5.3%
	City of Harrison,
2,470	Series A, GO, FSA, Zero Coupon, 06/01/15	1,905
2,700	Series A, GO, FSA, Zero Coupon, 06/01/16	1,976
2,430	City of Jersey City, Public Improvement, Series A, GO, MBIA, 5.25%, 09/01/14	2,607
890	Freehold Regional High School District, GO, FGIC, 5.00%, 03/01/19	954
	Garden State Preservation Trust, 2006 Series A,
8,000	Rev., FSA, 5.80%, 11/01/15	9,016
8,000	Rev., FSA, 5.80%, 11/01/15	8,919
6,000	Series A, Rev., FSA, 5.80%, 11/01/15	6,799
10,000	Series A, Rev., FSA, 5.80%, 11/01/15	11,276
145	Lindenwold Boro School District, GO, MBIA, 5.00%, 06/01/14	159
	New Jersey EDA, Cigarette Tax,
4,500	Rev., FGIC, 5.00%, 06/15/09	4,574
4,000	Rev., AGC-ICC, 5.38%, 06/15/14	4,344
410	Rev., 5.63%, 10/06/08	404
3,350	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.38%, 05/15/14 (p)	3,946
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/14	16,016

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	New Jersey — 5.3%
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.00%, 03/01/15	4,247
5,000	Series O, Rev., 5.25%, 03/01/15	5,250
7,750	Series P, Rev., 5.25%, 09/01/15	8,197
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.25%, 07/01/17	5,658
	New Jersey State Transit Corp., Federal Transportation Administration Grants,
9,400	Series A, COP, FGIC, 5.00%, 09/15/15	9,941
7,825	Series B, COP, AMBAC, 5.50%, 09/15/11	8,383
	New Jersey State Turnpike Authority,
1,980	Rev., 5.70%, 10/06/08 (p)	2,116
6,025	Series C, Rev., AMBAC, TCRS-Bank of New York, 6.50%, 01/01/16 (p)	6,897
3,875	Series C-1, Rev., AMBAC, 5.00%, 01/01/10	3,863
1,495	Series G, Rev., 5.75%, 10/06/08 (p)	1,516
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.75%, 06/15/15 (p)	5,292
1,780	Series A, Rev., 5.75%, 06/15/16	2,038
10,000	Series B, Rev., FGIC, 5.25%, 12/15/14	11,083
11,085	Series C, Rev., 5.50%, 06/15/13 (p)	12,426
5,330	Series D, Rev., FSA, 5.00%, 06/15/15 (p)	5,929
	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance,
2,395	Series B, Rev., MBIA, 6.00%, 12/15/11 (p)	2,665
6,670	Series D, Rev., FSA, 5.00%, 06/15/15	7,049
4,520	State of New Jersey, Series E, GO, 6.00%, 07/15/09	4,688
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.00%, 06/15/18	2,591
3,300	Series A, COP, 5.00%, 06/15/18	3,389
		186,113
	New Mexico — 1.1%
4,155	Albuquerque Municipal School District No. 12, Series C, GO, 5.00%, 08/01/14	4,597
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., MBIA, 5.25%, 06/15/14	6,423
1,240	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., VAR, AMT, GNMA/FNMA/FHLMC COLL, 6.13%, 09/01/12	1,285
	State of New Mexico, Severance Tax,
14,350	Series A, Rev., 4.00%, 07/01/12	14,771
11,925	Series A, Rev., 4.00%, 07/01/12	12,189
1,115	University of New Mexico, Capital Appreciation, Sub Lien, Series B, Rev., MBIA, Zero Coupon, 06/01/09	1,097
		40,362
	New York — 9.8%
12,405	Battery Park City Authority, Series A, Rev., 5.25%, 11/01/13	13,654
100	Brockport Central School District, GO, FGIC, 5.75%, 06/15/18	115
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, 5.00%, 05/01/13 (p)	4,170
	Erie County Tobacco Asset Securitization Corp., Asset Backed,
1,160	Class A, Rev., 5.38%, 07/15/10 (p)	1,228
1,005	Class A, Rev., 5.50%, 07/15/10 (p)	1,073
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	4,684
1,500	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	1,675
6,000	Series E, Rev., FGIC, 5.00%, 12/01/16	6,363
22,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.50%, 07/01/17	25,658
	New York City,
4,055	Series B, GO, 5.50%, 12/01/11 (p)	4,457
4,000	Series D, GO, MBIA-IBC, 6.50%, 11/01/09	4,204
1,300	Series E, GO, 5.75%, 08/01/12	1,434
2,000	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,201
5,000	Series G, GO, 5.00%, 08/01/14	5,438
1,655	Series G, GO, 5.50%, 08/01/09 (p)	1,713
8,000	Series H, GO, MBIA-IBC, 5.00%, 08/01/14	8,508
10,000	Series H, GO, XLCA-ICR, 5.25%, 03/15/11	10,604
5,000	Series J, Sub Series J-1, GO, 5.00%, 06/01/16	5,204
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,500	Series CC, Rev., 5.00%, 06/15/18	3,546
2,500	Series D, Rev., 5.00%, 06/15/12	2,662
	New York City Transitional Finance Authority,
1,500	Series A-1, Rev., 5.00%, 11/01/15	1,578
10,000	Series S-1, Rev., FGIC, 5.00%, 01/15/17	10,808
7,000	Series S-1, Rev., FGIC, 5.00%, 01/15/17	7,493
	New York City Transitional Finance Authority, Future Tax Secured,
23,700	Series A, Rev., 5.50%, 11/01/11	25,436
4,000	Series A, Rev., FGIC, 6.00%, 08/15/09 (p)	4,202
5,525	Series C, Rev., AMBAC, 5.25%, 08/01/12	5,922

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	New York — Continued
9,845	New York City, Unrefunded Balance, Series G, GO, 5.50%, 08/01/09	10,171
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.25%, 07/01/13	5,556
7,825	New York State Dormitory Authority, City University Systems, 5th Generation, Series B, Rev., 5.00%, 07/01/18	8,430
10,000	New York State Dormitory Authority, Education, Series D, Rev., 5.00%, 09/15/16	10,969
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., FSA, 5.00%, 08/15/15	3,280
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., MBIA, 5.50%, 11/01/14	1,657
5,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.00%, 03/15/18	5,323
1,825	New York State Dormitory Authority, Siena College, Rev., MBIA, 5.00%, 07/01/16	1,864
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., MBIA, 5.25%, 07/01/20	2,535
	New York State Dormitory Authority, State University Educational Facilities,
3,590	Rev., 5.38%, 07/01/12 (p)	3,970
1,500	Series A, Rev., FSA-CR, 5.50%, 05/15/13	1,636
3,925	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	4,262
5,000	Series F, Rev., FSA, 5.00%, 03/15/14	5,481
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.25%, 12/15/19	8,169
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Sub Series B, Rev., 5.00%, 06/15/14	2,260
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
5,040	Series D, Rev., 5.38%, 06/15/12	5,450
7,745	Series D, Rev., 5.38%, 06/15/12	8,389
8,325	Series D, Rev., 5.38%, 06/15/12	8,872
3,345	Series E, Rev., 5.38%, 06/15/12	3,624
6,600	Series E, Rev., 5.38%, 06/15/12	7,174
8,055	Series E, Rev., 5.38%, 06/15/12	8,578
2,050	New York State Thruway Authority, Series A, Rev., 5.00%, 03/15/17	2,259
3,850	New York State Thruway Authority, Highway & Bridge Trust Fund, Series A, Rev., FGIC, 5.25%, 04/01/10 (p)	4,046
5,100	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 6.50%, 01/01/10	5,406
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.25%, 07/01/18	5,230
1,000	New York State Urban Development Corp., State Facilities, Rev., 5.60%, 04/01/15	1,109
2,500	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.13%, 06/01/24	2,819
	Sales Tax Asset Receivables Corp.,
3,000	Series A, Rev., MBIA, 5.00%, 10/15/14	3,097
6,650	Series A, Rev., MBIA, 5.25%, 10/15/14	7,173
4,840	State of New York, Unrefunded Balance, Series B, GO, 5.70%, 10/06/08	4,854
	Tobacco Settlement Financing Authority,
4,000	Series B-1C, Rev., 5.50%, 06/01/12	4,195
4,000	Series B-1C, Rev., 5.50%, 06/01/13	4,238
10,815	Tobacco Settlement Financing Authority, Asset Backed, Series B, Rev., 5.00%, 06/01/11	11,430
10,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.25%, 11/15/12	10,762
		348,298
	North Carolina — 1.1%
	Cabarrus County, Installment Financing Contract,
1,000	COP, 5.75%, 04/01/11	1,079
2,000	COP, 5.75%, 04/01/11	2,181
3,015	Durham County, Public Improvement, Series B, GO, 5.00%, 04/01/12	3,160
	Gaston County,
525	GO, FSA, 4.00%, 04/01/16	542
1,750	GO, FSA, 5.00%, 04/01/15	1,939
	Johnston County,
1,500	GO, MBIA, 5.00%, 02/01/16	1,629
1,250	GO, MBIA, 5.00%, 02/01/16	1,344
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.25%, 01/01/18	5,366
415	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.13%, 10/06/08	424
15,000	North Carolina Municipal Power Agency No. 1-Catawba Electric, Series A, Rev., 5.25%, 10/06/08	16,094

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	North Carolina — Continued
5,900	State of North Carolina, Highway, GO, 5.00%, 05/01/14	6,467
		40,225
	North Dakota — 0.0% (g)
825	North Dakota State Housing Finance Agency, Housing Finance Program, Series C, Rev., 5.55%, 07/01/10	830
	Ohio — 3.5%
	American Municipal Power-Ohio, Inc.,
7,000	Series A, Rev., 5.00%, 02/01/09	7,037
3,000	Series A, Rev., 5.00%, 02/01/11	3,041
35,840	Buckeye Tobacco Settlement Financing Authority, Asset Bonds, Series A-2, Rev., 5.13%, 06/01/17	32,737
1,250	City of Cincinnati, GO, 5.38%, 12/01/10 (p)	1,335
3,000	City of Cleveland, Parking Facilities, Rev., FSA, 5.25%, 09/15/21	3,282
	City of Columbus,
1,800	Series 1, GO, 5.50%, 11/15/10 (p)	1,943
7,235	Series A, GO, 5.00%, 12/15/16	7,837
685	Cleveland-Cuyahoga County Port Authority, Development, Port Cleveland Bond Fund, Series A, Rev., 5.60%, 05/15/12	697
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.00%, 12/01/12	1,625
1,510	Dublin City School District, Capital Appreciation Bonds, GO, FGIC, Zero Coupon, 12/01/15	1,116
1,115	Franklin County, Economic Development, Capitol South Community Urban, Rev., 5.50%, 06/01/09	1,127
5,510	Montgomery County, Catholic Health, Rev., 5.50%, 09/01/11 (p)	5,998
4,000	Montgomery County, Solid Waste, Rev., MBIA, 5.50%, 10/06/08	4,009
355	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.90%, 10/06/08	356
6,265	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, 5.00%, 09/01/14	6,299
	Ohio State Building Authority, Adult Correctional Facilities,
5,000	Series A, Rev., FSA, 5.50%, 10/01/11	5,369
4,000	Series A, Rev., 5.75%, 04/01/10 (p)	4,268
590	Ohio State Water Development Authority, Rev., 9.38%, 12/01/08 (p)	626
1,530	Ohio State Water Development Authority, Water Quality, Rev., 5.00%, 06/01/11	1,635
	RiverSouth Authority, RiverFront Area Redevelopment,
1,745	Series A, Rev., 5.25%, 06/01/14	1,885
500	Series A, Rev., 5.25%, 06/01/14	536
2,490	Series A, Rev., 5.25%, 06/01/14	2,650
3,295	State of Ohio, Denison University 2007 Project, Rev., 5.00%, 11/01/17	3,539
9,000	State of Ohio, Highway Capital Improvements, Series H, GO, 5.00%, 05/01/12	9,827
	State of Ohio, Infrastructure Improvement,
3,200	Series D, GO, 5.00%, 03/01/14	3,455
3,360	Series D, GO, 5.00%, 03/01/14	3,559
1,530	Series D, GO, 5.00%, 03/01/14	1,616
2,060	Toledo-Lucas County Port Authority, Development, Northwest Bond Fund, Woodsage Project, Series B, Rev., 6.25%, 11/15/14	2,035
	Warrensville Height City School District, School Improvement,
1,000	GO, FGIC, 7.00%, 12/01/11	1,126
1,000	GO, FGIC, 7.00%, 12/01/12	1,152
1,075	GO, FGIC, 7.00%, 12/01/13	1,263
1,150	GO, FGIC, 7.00%, 12/01/14	1,374
		124,354
	Oregon — 0.6%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.00%, 06/15/18	2,657
3,000	Clackamas County Hospital Facility Authority, Legacy Health System, Rev., 5.38%, 08/15/09	3,109
	Lane County School District No. 40-Creswell,
5,405	GO, School Board Guaranty, 6.00%, 06/15/10 (p)	5,773
1,305	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., MBIA, 5.30%, 01/01/09	1,342
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.50%, 11/15/12 (p)	3,338
	Polk Marion & Benton School District No. 13J,
2,405	GO, FSA, 5.75%, 06/15/10 (p)	2,558
1,845	Washington County, GO, 5.50%, 06/01/11 (p)	2,000
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series 1, Rev., FGIC, 5.75%, 10/01/11	1,140
		21,917

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	Pennsylvania — 1.9%
8,070	Allegheny County, Series C-57, GO, FGIC, 5.25%, 11/01/13	8,736
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
3,000	Series A, Rev., 4.00%, 09/01/11	3,048
5,000	Series A, Rev., 5.00%, 09/01/16	5,239
2,150	Series A, Rev., 5.00%, 09/01/18	2,228
5,000	Series B, Rev., 5.00%, 06/15/14	5,116
5,000	Allegheny County Sanitation Authority, Sewer, Rev., MBIA, 5.38%, 12/01/11	5,382
3,705	Commonwealth of Pennsylvania, Fourth Series, GO, 5.00%, 07/01/13	4,059
5,000	Commonwealth of Pennsylvania, Second Series, Series A, GO, 5.00%, 08/01/11	5,350
4,800	Delaware Valley Regional Financial Authority, Series A, Rev., AMBAC, 5.50%, 08/01/28	5,176
2,475	Delaware Valley School District, GO, FSA, 4.00%, 11/15/11	2,577
2,500	Northampton County General Purpose Authority, Lafayette College, Rev., 4.50%, 11/01/18	2,443
210	Parkland School District, GO, FGIC, 5.38%, 09/01/15	232
3,545	Pennsylvania Higher Education Assistance Agency, Rev., 4.64%, 04/30/09 (i)	3,566
1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 67-A, Rev., AMT, 5.50%, 09/01/09	1,564
175	Peters Township School District Washington County, Series B, GO, FSA, 5.00%, 12/01/13	192
3,000	Philadelphia Authority for Industrial Development, Academy of National Sciences, Rev., 4.90%, 01/01/18 (i)	3,021
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 2.58%, 12/01/17	4,070
	State Public School Building Authority, Delaware County Community College Project,
1,500	Rev., FSA, 5.00%, 04/01/18	1,570
1,065	Rev., FSA, 5.00%, 04/01/18	1,105
1,000	Rev., FSA, 5.00%, 04/01/18	1,033
		65,707
	Puerto Rico — 0.9%
3,500	Children’s Trust Fund, Tobacco Settlement, Rev., 5.75%, 07/01/10 (p)	3,698
	Commonwealth of Puerto Rico,
5,500	GO, MBIA-IBC, 5.50%, 07/01/09	5,609
4,800	GO, AMBAC-TCRS, 7.00%, 07/01/10	5,148
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, 5.50%, 07/01/18	3,107
3,000	Series AA, Rev., VAR, FSA, 5.00%, 07/01/10	3,102
1,935	Series G, Rev., 5.00%, 07/01/13 (p)	2,133
3,000	Puerto Rico Municipal Finance Agency, Series C, GO, CIFG, 5.25%, 08/01/20	3,037
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.25%, 07/01/12 (p)	5,392
		31,226
	South Carolina — 2.1%
2,810	Charleston County, Public Improvement, GO, 6.13%, 09/01/09	2,947
2,395	Charleston County, Transition Sales Tax, GO, 5.00%, 11/01/15	2,538
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.00%, 12/01/14	4,423
5,500	Rev., 5.00%, 12/01/14	5,853
3,000	Rev., 5.00%, 12/01/14	3,167
2,500	Rev., 5.00%, 12/01/14	2,623
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.00%, 01/01/16	4,802
5,560	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.50%, 12/01/12 (p)	6,240
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., FGIC, 6.75%, 01/01/20	9,583
	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital,
825	Rev., RADIAN, 5.25%, 02/01/11	855
1,215	Rev., AMBAC, 5.50%, 11/01/09	1,265
	South Carolina Jobs & EDA, Hospital Facilities, Improvement, Palmetto Health Alliance,
5,500	Series A, Rev., 7.00%, 12/15/10 (p)	5,804
3,000	Series A, Rev., 7.13%, 12/15/10 (p)	3,369
4,795	State of South Carolina Public Service Authority, Series A, Rev., AMBAC, 5.00%, 01/01/14	4,949
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.25%, 01/01/10	10,560
5,000	Tobacco Settlement Revenue Management Authority, Rev., 5.00%, 12/01/08	4,875
		73,853

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	South Dakota — 0.0% (g)
1,173	Heartland Consumers Power District, Rev., 6.38%, 01/01/16 (p)	1,318
	Tennessee — 1.2%
1,910	City of Lawrenceburg, Electric, Rev., MBIA, 6.63%, 07/01/18	2,245
	City of Memphis, General Improvement,
4,475	GO, MBIA-IBC, 5.25%, 11/01/13	4,918
4,125	Series A, GO, MBIA, 5.00%, 11/01/15	4,421
1,195	Municipal Energy Acquisition Corp., Gas, Rev., FSA, 4.13%, 03/01/09	1,209
10,000	Shelby County, Public Improvement, Series A, GO, 5.63%, 04/01/10 (p)	10,548
7,285	Tennergy Corp., Gas, Rev., MBIA, 5.00%, 06/01/09 (p)	7,460
12,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.00%, 09/01/13	12,099
		42,900
	Texas — 7.4%
2,100	Allen Independent School District, GO, PSF-GTD, 5.00%, 02/15/15	2,168
	Alvin Independent School District,
3,205	Rev., 3.60%, 02/15/22 (i)	3,244
3,375	Rev., 3.60%, 02/15/23 (i)	3,417
4,000	Bell County, Limited Tax, GO, 5.00%, 02/15/12	4,197
440	Carroll Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 10/06/08	331
440	Cedar Hill Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	360
405	Cedar Hill Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	330
70	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program, Rev., GNMA COLL, FHA/VA, 8.20%, 04/01/22	73
1,285	City of Austin, Capital Appreciation, Rev., FGIC, Zero Coupon, 05/15/17	868
4,500	City of Austin, Electric Utilities System, Rev., MBIA, 5.25%, 05/15/13	4,836
	City of Cedar Park,
1,055	GO, FSA, 4.13%, 02/15/17	1,047
1,055	GO, FSA, 4.25%, 02/15/17	1,048
1,055	GO, FSA, 4.38%, 02/15/17	1,048
1,175	GO, FSA, 4.50%, 02/15/17	1,164
1,055	GO, FSA, 4.70%, 02/15/17	1,056
1,530	GO, FSA, 4.70%, 02/15/17	1,524
3,595	City of Dallas, Waterworks & Sewer System, Rev., FSA, 5.38%, 04/01/13 (p)	3,989
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., FSA, 5.38%, 04/01/13	1,502
1,975	City of El Paso, GO, MBIA, 5.00%, 08/15/15	2,028
4,715	City of Garland, Series A, GO, 5.00%, 02/15/18	4,899
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., FSA, 5.00%, 11/15/17	1,064
1,000	Series A, Rev., FSA, 5.00%, 11/15/17	1,054
3,000	Series A, Rev., MBIA, 5.25%, 05/15/14	3,295
6,140	Series A, Rev., MBIA, 5.25%, 05/15/14	6,295
	City of Southlake,
700	GO, AMBAC, Zero Coupon, 02/15/09 (p)	616
1,000	GO, AMBAC, Zero Coupon, 02/15/09 (p)	775
2,050	GO, AMBAC, 5.00%, 02/15/13	2,138
1,695	GO, AMBAC, 5.00%, 02/15/13	1,756
2,740	GO, AMBAC, 5.00%, 02/15/13	2,822
2,340	GO, AMBAC, 5.00%, 02/15/13	2,404
5,000	Coastal Bend Health Facilities Development Corp., Rev., AMBAC, 5.93%, 11/15/13 (p)	5,694
3,645	Coppell Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	2,394
1,560	Coppell Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	1,019
5,000	Dallas Area Rapid Transit, Senior Lien, Rev., 5.00%, 12/01/18	5,339
	Deer Park Independent School District, Limited Tax,
1,000	GO, FSA, 5.00%, 02/15/16	1,097
1,000	GO, FSA, 5.00%, 02/15/17	1,095
	El Paso County Community College District,
4,265	Rev., MBIA, 5.00%, 04/01/17	4,545
3,380	Rev., MBIA, 5.00%, 04/01/17	3,565
1,500	Granbury Independent School District, GO, PSF-GTD, 5.00%, 08/01/15	1,551
	Granbury Independent School District, Capital Appreciation,
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,394
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,312
	Harris County Flood Control District,
10,000	GO, 5.25%, 10/01/13 (p)	10,921
7,545	Series A, GO, 5.25%, 10/01/14 (p)	8,456

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	Texas — Continued
5,000	Harris County Hospital District, Rev., MBIA, 6.00%, 08/15/10 (p)	5,314
4,115	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien, Series B, Rev., MBIA, Zero Coupon, 11/15/08	3,321
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, MBIA, 6.50%, 08/15/13	1,448
1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	958
10,000	Houston Independent School District, Capital Appreciation, Series A, GO, PSF-GTD, Zero Coupon, 02/15/09 (p)	8,101
3,885	Houston Independent School District, Public Facilities Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,374
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.25%, 02/15/13	2,194
2,000	GO, PSF-GTD, 5.25%, 02/15/14	2,209
1,180	Katy Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/11	1,252
1,900	La Joya Independent School District, GO, PSF-GTD, 5.00%, 02/15/16	2,039
6,720	Leander Independent School District, GO, PSF-GTD, Zero Coupon, 08/15/09	5,190
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.00%, 08/15/18	2,702
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	2,708
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., MBIA, 5.00%, 05/15/16	4,530
4,000	Lubbock Health Facilities Development Corp., Methodist Hospital, Series B, Rev., AMBAC, 6.75%, 12/01/10 (p)	4,389
2,400	Midland College District, GO, FGIC, 5.00%, 02/15/15	2,491
	North East Independent School District, Capital Appreciation, School Building,
7,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	6,605
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,225
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	6,018
2,290	North Texas Municipal Water District, Rev., 5.00%, 06/01/18	2,379
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.75%, 02/15/17	1,019
3,080	GO, PSF-GTD, 4.75%, 02/15/17	3,129
1,105	GO, PSF-GTD, 5.00%, 02/15/17	1,207
	Pearland Independent School District,
7,500	Series 2001-B, Rev., VAR, 3.53%, 02/15/24 (i)	7,600
7,500	Series 2001-B, Rev., VAR, 3.53%, 02/15/25 (i)	7,600
2,505	Richardson Independent School District, GO, PSF-GTD, 5.00%, 02/15/14	2,588
7,500	State of Texas, Series A, GO, 6.00%, 10/01/09	7,840
	State of Texas, Public Finance Authority,
3,900	GO, 5.00%, 10/01/12	4,154
1,000	Series A, GO, 5.50%, 10/01/11	1,081
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.00%, 02/15/17	3,638
2,690	Series A, Rev., 5.00%, 02/15/17	2,766
5,000	Tarrant Regional Water District, Rev., FSA, 5.38%, 03/01/13	5,423
5,200	Texas Municipal Power Agency, Rev., MBIA, 5.50%, 09/01/10	5,500
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., AMBAC, 5.00%, 08/01/14	3,221
3,640	Texas State Turnpike Authority, Rev., FGIC, 5.50%, 10/06/08	3,721
840	Texas Tech University, Improvements, Financing System, Series 6, Rev., AMBAC, 5.25%, 02/15/09 (p)	854
1,700	Texas Tech University, Improvements, Financing System, Series 6, Unrefunded Balance, Rev., AMBAC, 5.25%, 02/15/09	1,719
	Texas Water Development Board, State Revolving Fund, Senior Lien,
3,000	Series A, Rev., 5.25%, 10/06/08	3,009
1,000	Series A, Rev., 5.63%, 07/15/09	1,029
3,750	Series A, Rev., 5.63%, 07/15/10	3,961
3,390	University of North Texas, Financing System, Series A, Rev., FGIC, 5.00%, 04/15/12	3,440
5,000	University of Texas, Series B, Rev., 5.00%, 07/01/14 (p)	5,521
		263,197
	Utah — 0.3%
	Intermountain Power Agency, Utah Power Supply,
3,145	Series A, Rev., MBIA-IBC, 6.15%, 09/29/08 (p)	3,326

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	Utah — Continued
3,800	Series B, Rev., MBIA, 6.50%, 07/01/10	4,071
2,840	Salt Lake City, GO, 5.50%, 06/15/10 (p)	3,009
1,700	Salt Lake City Municipal Building Authority, Series B, Rev., AMBAC, 5.50%, 10/15/09 (p)	1,784
10	Salt Lake City, Unrefunded Balance, GO, 5.50%, 06/15/10	10
		12,200
	Vermont — 0.1%
3,995	City of Burlington, Electric, Series A, Rev., MBIA, 6.38%, 07/01/09	4,119
	Virgin Islands — 0.0% (g)
1,350	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.63%, 10/01/10	1,384
	Virginia — 0.9%
	Loudoun County, Public Improvements,
4,300	Series A, GO, 5.00%, 11/01/12 (p)	4,703
2,425	Series B, GO, 5.00%, 12/01/15	2,710
6,000	Virginia Commonwealth Transportation Board, Federal Highway, Rev., RAN, 5.50%, 10/01/09	6,244
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.00%, 05/15/16	1,611
1,495	Series A, Rev., 5.00%, 05/15/16	1,629
1,835	Series A, Rev., 5.00%, 05/15/16	1,981
1,520	Series A, Rev., 5.00%, 05/15/16	1,626
2,015	Series A, Rev., 5.00%, 05/15/16	2,139
	Virginia Commonwealth Transportation Board, Transition District Program,
1,305	Series B, Rev., 5.00%, 05/15/16	1,422
2,060	Series B, Rev., 5.00%, 05/15/16	2,224
5,265	Virginia Public School Authority, Series B, Rev., 5.00%, 08/01/13	5,779
		32,068
	Washington — 3.2%
1,315	City of Seattle, GO, 5.00%, 12/01/13	1,445
10,000	City of Seattle, Improvements, Rev., FSA, 5.50%, 03/01/11 (p)	10,571
4,590	City of Seattle, Power, Rev., 5.63%, 12/01/10	4,890
	Cowlitz County Public Utility District No. 1, Electric Distribution System,
1,105	Rev., AMBAC, 5.00%, 09/01/10 (p)	1,166
490	Rev., AMBAC, 5.00%, 09/01/11 (p)	527
	Cowlitz County Public Utility District No. 1, Electric Distribution System, Unrefunded Balance,
1,240	Rev., AMBAC, 5.00%, 09/01/10	1,297
765	Rev., AMBAC, 5.00%, 09/01/11	809
41,000	Energy Northwest Electric, Columbia Generating Station, Series B, Rev., MBIA, 5.50%, 07/01/09	42,190
3,800	Energy Northwest, Washington State Public Power Supply, Series A, Rev., 5.75%, 07/01/09	3,923
5,000	Energy Northwest, Washington State Public Power Supply, Capital Appreciation, Series B, Rev., Zero Coupon, 07/01/09	4,913
	Grant County Public Utility District No. 2-Priest Rapids,
1,230	Series G, Rev., MBIA, 5.25%, 01/01/09 (p)	1,314
13,995	Series H, Rev., FSA, 5.38%, 01/01/12	14,974
3,000	Kitsap County School District No. 400-North Kitsap, GO, 5.00%, 06/01/11 (p)	3,212
1,300	Port Grays Harbor, Rev., 6.38%, 12/01/09	1,328
5,140	Snohomish County School District No. 6-Mukilteo, GO, FGIC, 5.70%, 12/01/12	5,658
3,525	Spokane & Whitman Counties School District No. 360-316 Cheney, GO, School Board GTY, 5.60%, 12/01/10	3,757
	State of Washington,
4,500	Series B & AT-7, GO, 6.40%, 06/01/17	5,268
4,000	Series C, GO, 5.50%, 07/01/09	4,127
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., FSA, 5.25%, 08/15/18	3,558
		114,927
	West Virginia — 0.2%
1,575	Harrison County, County Commission, Single Family Housing, Series A, SO, 6.25%, 05/15/10 (p)	1,662
4,000	Kanawha-Putnam County, Single Family Housing, Compound Interest, Series A, Rev., Zero Coupon, 12/01/16 (p)	2,890
70	Monongalia County, Single Family Housing, Rev., 7.20%, 03/01/09 (p)	75
	West Virginia State Higher Education Interim Governing Board University, Marshall University,
1,235	Series A, Rev., FGIC, 5.25%, 05/01/11	1,285
1,000	Series A, Rev., FGIC, 5.25%, 05/01/11	1,035

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	West Virginia — Continued
1,020	Series A, Rev., FGIC, 5.25%, 05/01/11	1,052
		7,999
	Wisconsin — 1.6%
3,000	Fond Du Lac School District, GO, FGIC, 5.75%, 04/01/10 (p)	3,165
	Milwaukee County, Corporate Purpose,
5,350	Series A, GO, 5.63%, 09/01/09 (p)	5,550
	State of Wisconsin,
1,000	GO, 6.25%, 05/01/11	1,097
1,000	GO, 6.25%, 05/01/12	1,123
7,905	Series 1, GO, MBIA, 5.25%, 05/01/14	8,753
5,000	Series 1, GO, MBIA, 5.25%, 05/01/15	5,558
6,275	Series 1, GO, 5.50%, 11/01/11	6,832
4,450	Series 3, GO, 5.20%, 11/01/09	4,625
	State of Wisconsin, Clean Water,
3,200	Series 1, Rev., 5.10%, 06/01/12	3,325
3,000	Series 1, Rev., 6.88%, 06/01/11	3,229
	Wisconsin Health & Educational Facilities Authority, Carthage College Project,
6,250	Rev., 5.70%, 05/01/14	6,799
6,250	Rev., 5.95%, 05/01/19	6,633
		56,689
	Total Long-Term Investments (Cost $3,315,782)	3,394,077

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.5%
	Investment Company — 3.5%
123,170	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $123,170)	123,170
	Total Investments — 99.3% (Cost $3,438,952)	3,517,247
	Other Assets in Excess of Liabilities — 0.7%	25,546
	NET ASSETS — 100.0%	$3,542,793

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   29

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 96.3%
	Municipal Bonds — 96.3%
	Arizona — 0.1%
830	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.13%, 07/01/09 (p)	857
	California — 0.8%
1,500	Metropolitan Water District of Southern California, Series B, Rev., 5.00%, 07/01/18	1,608
2,000	Pasadena Area Community College District, Election 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,825
2,500	Santa Monica Community College District, Election 2007, Series C, GO, FGIC, Zero Coupon, 08/01/13	2,093
		5,526
	Colorado — 0.4%
3,000	Denver City & County Apartments, Series B, Rev., AMT, FGIC, 5.00%, 11/15/11	3,069
	District of Columbia — 0.2%
1,500	District of Columbia, COP, FGIC, 5.00%, 01/01/16	1,555
	Florida — 0.2%
985	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,073
	Georgia — 0.3%
2,000	Main Street Natural Gas, Inc., Series A, Rev., 5.25%, 09/15/20	1,819
	Hawaii — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, MBIA, 5.25%, 07/01/16	806
	Louisiana — 0.2%
1,500	City of Shreveport, Series B, GO, MBIA, 5.25%, 03/01/17	1,641
	Massachusetts — 0.2%
2,000	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,074
	Michigan — 0.3%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.25%, 12/01/11	2,151
	New Jersey — 0.7%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., MBIA, Zero Coupon, 12/15/17	737
1,435	Series A-1, Rev., MBIA, Zero Coupon, 12/15/18	906
3,500	New Jersey EDA, Motor Vehicle, Series A, Rev., MBIA, 5.25%, 07/01/14	3,792
		5,435
	New York — 87.9%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., MBIA, 5.25%, 10/06/08	1,042
	Amherst IDA, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.50%, 08/01/11	1,275
1,000	Series B, Rev., AMBAC, 5.50%, 11/01/11	1,085
1,290	Series B, Rev., AMBAC, 5.75%, 08/01/10	1,384
150	Arkport Central School District, GO, FSA, 5.20%, 06/15/09	154
500	Attica Central School District, GO, FSA, 5.00%, 06/15/10	526
6,695	Babylon Industrial Development Agency, Winthrop S. Nassau University East, Inc. Project, Series A, Rev., AMBAC, 6.63%, 08/01/09	7,005
1,040	Beacon City School District, GO, MBIA, 5.50%, 07/15/09	1,085
650	Brentwood Union Free School District, GO, FSA, 5.63%, 06/15/09	677
	Brockport Central School District,
1,660	GO, FGIC, 5.50%, 06/15/13	1,858
1,100	GO, FGIC, 5.50%, 06/15/14	1,244
1,660	GO, FGIC, 5.50%, 06/15/15	1,890
685	GO, FGIC, 5.75%, 06/15/17	789
450	Bronxville Union Free School District, GO, 5.25%, 10/15/10	479
	Burnt Hills-Ballston Lake Central School District,
590	GO, FGIC, 5.40%, 07/15/09	610
305	GO, FGIC, 5.50%, 07/15/09	316
375	GO, FGIC, 5.50%, 07/15/09	388
1,450	Byram Hills Central School District, GO, 5.00%, 11/15/10 (p)	1,552
1,000	Canandaigua City School District, Series A, GO, FSA, 5.38%, 04/01/12	1,089
	Chenango Forks Central School District,
250	GO, FGIC, 5.63%, 06/15/09	260
850	GO, FGIC, 5.70%, 06/15/09	885
	Clarkstown Central School District,
605	GO, FSA, 5.00%, 04/15/13	664
255	GO, FSA, 5.25%, 04/15/14	283

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	New York — Continued
	Cleveland Hill Union Free School District,
3,155	GO, FGIC, 5.50%, 10/15/09	3,283
	Erie County Industrial Development Agency, City of Buffalo Project,
2,490	Rev., FSA, 5.00%, 05/01/13	2,707
2,500	Series A, Rev., FSA, 5.75%, 05/01/18	2,826
275	Erie County Water Authority, Improvement & Extension, Rev., 5.75%, 12/01/08 (p)	278
1,650	Erie County, Public Improvement, Series A, GO, FGIC, 5.00%, 09/01/12 (i)	1,697
285	Fayetteville-Manlius Central School District, GO, FGIC, 5.00%, 06/15/12	308
	Goshen Central School District,
1,050	GO, FGIC, 5.00%, 06/15/16	1,155
1,050	GO, FGIC, 5.00%, 06/15/17	1,151
1,000	GO, FGIC, 5.00%, 06/15/19	1,086
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.00%, 06/15/18	1,361
1,000	Ilion Central School District, Series B, GO, FGIC, 5.00%, 06/15/12	1,069
70	Irvington Union Free School District, GO, FSA, 5.00%, 04/01/11	75
	Lindenhurst Union Free School District,
2,790	GO, FGIC, 5.25%, 07/15/09	2,903
	Lindenhurst Union Free School District, Unrefunded Balance,
745	GO, FGIC, 5.25%, 07/15/09 (p)	775
	Long Island Power Authority, Electric Systems,
2,500	Series A, Rev., FGIC, 5.00%, 06/01/16	2,592
5,250	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	5,821
1,875	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	2,093
1,000	Series D, Rev., MBIA, 5.00%, 09/01/16	1,063
1,000	Series E, Rev., FGIC, 5.00%, 12/01/16	1,049
3,000	Series E, Rev., BHAC - CR, FGIC, 5.00%, 12/01/16	3,170
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., FSA, Zero Coupon, 06/01/21	2,820
805	Mahopac Central School District,
	Series B, GO, MBIA, 5.60%, 06/15/10	853
	Massapequa Union Free School District,
1,090	Series A, GO, FSA, 5.38%, 06/15/09	1,122
2,180	Series A, GO, FSA, 5.38%, 06/15/10	2,329
2,485	Series A, GO, FSA, 5.40%, 06/15/10	2,656
3,135	Series A, GO, FSA, 5.70%, 06/15/10	3,367
	Metropolitan Transportation Authority, Dedicated Tax Fund,
10,860	Series A, Rev., FGIC, 4.75%, 10/01/15 (p)	11,956
1,000	Series A, Rev., FGIC, 5.25%, 11/15/17	1,117
5,400	Series A, Rev., MBIA, 6.25%, 04/01/11 (p)	5,944
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.75%, 07/01/16	19,298
4,750	Series A, Rev., FSA-CR, 5.75%, 01/01/18	5,501
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.00%, 11/15/15	1,078
	Monroe County, Public Improvement,
1,130	GO, FGIC, 5.00%, 03/01/12	1,182
1,050	GO, 6.00%, 03/01/13	1,174
335	GO, MBIA-IBC, 6.00%, 03/01/15	388
1,000	GO, MBIA-IBC, 6.00%, 03/01/18	1,187
1,000	GO, MBIA-IBC, 6.00%, 03/01/19	1,173
280	Monroe Woodbury Central School District, GO, FSA, 5.00%, 04/15/14	308
1,000	Nassau County, Series C, GO, FSA, 5.00%, 07/01/18	1,052
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., MBIA, 5.00%, 10/01/14	905
700	Series B, Rev., MBIA, 5.00%, 10/01/14	723
450	New Rochelle City School District, Series A, GO, FSA, 5.00%, 12/15/10	479
	New York City,
3,000	Sub Series L-1, GO, 5.00%, 04/01/18	3,116
4,330	Sub Series L-1, GO, 5.00%, 04/01/18	4,439
4,000	Series A-1, GO, 5.00%, 08/01/17	4,303
3,000	Series A-1, GO, 5.25%, 08/15/18	3,167
4,000	Series B, GO, FGIC-TCRS, 5.75%, 08/01/12	4,382
3,000	Series C, GO, 5.00%, 01/01/17	3,156
5,000	Series D, GO, 5.00%, 02/01/17	5,416
5,000	Series E, GO, FSA, 5.00%, 11/01/14	5,350
2,640	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,905
2,500	Series G, GO, 5.00%, 12/01/14	2,616
3,000	Series G, GO, 5.00%, 08/01/16	3,141
3,000	Series H, GO, 5.00%, 08/01/14	3,209
5,000	Series J, GO, MBIA, 5.25%, 05/15/14	5,371
1,000	Series J, Sub Series J-1, GO, FSA, 5.00%, 06/01/16	1,060
2,500	Series P, GO, MBIA, 5.00%, 08/01/15	2,688

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS    31

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	New York — Continued
2,000	New York City Housing Development Corp., Capital Funding, Series A, Rev., FGIC, 5.00%, 07/01/15	2,066
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., FSA, 5.00%, 05/15/13	1,732
750	Series A, Rev., FSA, 5.00%, 05/15/13	791
	New York City Municipal Water Finance Authority,
3,000	Series AA, Rev., 5.00%, 06/15/18	3,166
7,355	Series B, Rev., 5.00%, 06/15/14	7,795
1,500	Series B, Rev., 5.00%, 06/15/14	1,595
5,330	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series BB, Rev., 5.00%, 06/15/16	5,701
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., FGIC, 5.75%, 06/15/09 (p)	3,127
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, Series A, COP, AMBAC, 5.63%, 01/01/10	1,046
3,000	New York City Transitional Finance Authority, Series 2007 S-1, Rev., FGIC, FSA-CR, 5.00%, 07/15/17	3,148
	New York City Transitional Finance Authority, Future Tax Secured,
5,000	Sub Series C-1, Rev., 5.00%, 11/01/17	5,412
4,700	Series A, Rev., VAR, 5.50%, 11/01/11	5,044
1,000	Series B, Rev., 5.00%, 05/01/17	1,092
3,000	Series B, Rev., 5.00%, 05/01/17	3,207
3,380	Series B, Rev., 5.50%, 02/01/11 (p)	3,679
4,000	Series B, Rev., 6.13%, 05/15/10 (p)	4,315
3,305	Series B, Rev., 6.13%, 05/15/10 (p)	3,566
9,000	Series C, Rev., 5.88%, 05/01/10 (p)	9,661
	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance,
475	Series B, Rev., 5.50%, 02/01/11	511
695	Series B, Rev., 6.13%, 05/15/10	750
	New York Local Government Assistance Corp.,
5,000	Series C, Rev., 5.00%, 04/01/14	5,503
2,000	Series E, Rev., FSA-CR, 6.00%, 04/01/14	2,220
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.00%, 04/01/17	3,289
2,500	Series A, Rev., 5.00%, 04/01/18	2,699
	New York Mortgage Agency, Homeowner Mortgage,
1,000	Series 143, Rev., AMT, 4.75%, 04/01/17	926
2,485	Series 156, Rev., 5.00%, 10/01/18	2,499
2,500	New York Power Authority, Series C, Rev., MBIA, 5.00%, 11/15/17	2,667
	New York State Dormitory Authority,
1,230	Series A, Rev., FGIC, 5.00%, 07/01/13	1,301
225	Series C, Rev., 7.38%, 05/15/10 (p)	234
115	New York State Dormitory Authority, Canisius College, Rev., MBIA, 4.95%, 07/01/11	120
	New York State Dormitory Authority, City University System, 5th Generation,
2,500	Rev., MBIA-IBC, 5.00%, 07/01/16	2,652
13,000	Series A, Rev., AMBAC-TCRS, 5.75%, 07/01/13	13,998
3,565	Series A, Rev., FSA-CR, 5.75%, 07/01/13	3,836
2,160	Series A, Rev., MBIA-IBC, Bank of New York, 6.00%, 07/01/20	2,510
3,415	Series B, Rev., 6.00%, 07/01/14	3,717
	New York State Dormitory Authority, Columbia University,
6,770	Series A, Rev., 5.25%, 07/01/11 (p)	7,389
3,100	New York State Dormitory Authority, Education, Series C, Rev., 5.00%, 03/15/18	3,256
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.00%, 02/01/18	3,172
425	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., MBIA, 5.50%, 08/01/10	437
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.00%, 07/01/14	1,065
	New York State Dormitory Authority, Long Island University,
5	Rev., RADIAN, 5.00%, 09/01/09 (p)	5
2,305	Series A, Rev., 5.00%, 11/01/16	2,385
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.00%, 09/01/09	97
	New York State Dormitory Authority, Manhattan College,
1,895	Rev., RADIAN, 5.50%, 07/01/09	1,922
1,770	Rev., RADIAN, 5.50%, 07/01/10	1,821
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., FSA, 5.00%, 08/15/11	1,388

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	New York — Continued
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Rev., MBIA, 5.50%, 07/01/09	1,028
1,000	Rev., MBIA, 5.50%, 07/01/23	1,065
370	Rev., MBIA, 5.75%, 07/01/19	411
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.00%, 08/15/16 (p)	6
2,335	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., 6.00%, 08/15/16	2,644
3,000	New York State Dormitory Authority, Municipal Health Facility, Series 2, Sub Series 2, Rev., 5.00%, 01/15/18	3,104
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.50%, 07/01/14	562
1,455	Series 1, Rev., AMBAC, 5.50%, 07/01/18	1,655
1,730	Series 1, Rev., AMBAC, 5.50%, 07/01/21	1,903
1,000	Series 1, Rev., AMBAC, 5.50%, 07/01/22	1,096
2,900	Series 1, Rev., AMBAC, 5.50%, 07/01/23	3,182
1,570	Series 1, Rev., AMBAC, 5.50%, 07/01/24	1,720
2,280	Series 1, Rev., AMBAC, 5.50%, 07/01/25	2,499
1,750	Series A, Rev., MBIA, 5.75%, 07/01/09	1,808
1,200	Series A, Rev., MBIA, 5.75%, 07/01/11	1,306
8,360	Series A, Rev., AMBAC, 5.75%, 07/01/13	9,412
1,000	Series A, Rev., MBIA, 5.75%, 07/01/15	1,145
3,500	Series A, Rev., MBIA, 5.75%, 07/01/16	4,036
3,450	New York State Dormitory Authority, Pratt Institute, Rev., RADIAN, 6.25%, 07/01/09	3,626
1,020	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., MBIA, 6.50%, 10/01/20	1,171
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., 5.38%, 04/01/12	1,638
1,235	New York State Dormitory Authority, Siena College, Rev., MBIA, 5.00%, 07/01/11	1,305
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., MBIA, 5.30%, 07/01/09	625
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., FSA, 5.75%, 05/15/17	2,117
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.00%, 07/01/17	1,982
	New York State Dormitory Authority, State University Educational Facilities,
2,250	Rev., MBIA, 6.00%, 05/15/10	2,392
5,000	Series A, Rev., MBIA-IBC, 5.25%, 05/15/15	5,525
1,050	Series A, Rev., MBIA-IBC, Bank of New York, 5.25%, 05/15/21	1,139
4,800	Series A, Rev., MBIA-IBC, 5.50%, 05/15/10	5,075
6,725	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	7,303
450	New York State Dormitory Authority, Unrefunded Balance, Series C, Rev., 7.38%, 05/15/10	486
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.00%, 12/15/16	1,895
1,000	Series A, Rev., 5.25%, 12/15/17	1,128
2,000	Series A, Rev., 5.25%, 12/15/18	2,256
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.75%, 06/15/11 (p)	1,740
1,000	Series A, Rev., 5.75%, 06/15/12 (p)	1,119
2,950	Series NYC-02, Rev., 5.75%, 06/15/11 (p)	3,229
4,100	Series NYC-02, Rev., 5.75%, 06/15/12 (p)	4,586
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.20%, 05/15/14	457
460	Series NYC-02, Rev., 5.75%, 06/15/11	501
700	Series NYC-02, Rev., 5.75%, 06/15/12	777
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.38%, 06/15/12	2,166
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds,
420	Series B, Rev., 5.63%, 07/15/09 (p)	438
910	Series B, Rev., 5.70%, 07/15/09 (p)	951
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.50%, 10/15/25	4,789
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution,
2,205	Series I, Rev., 5.00%, 06/15/13	2,414
3,125	Series I, Rev., 5.00%, 06/15/13	3,391
5,315	New York State Environmental Facilities Corp., State Water Revolving Fund, Series E, Rev., MBIA, 6.00%, 06/15/12	5,930

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS    33

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	New York — Continued
	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance,
4,425	Series B, Rev., 5.63%, 07/15/09	4,601
9,140	Series B, Rev., 5.70%, 07/15/09	9,509
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
1,000	Series A, Rev., MBIA, 5.00%, 04/01/15	1,055
2,500	Series A, Rev., AMBAC, 5.00%, 04/01/16	2,623
2,500	Series A, Rev., 5.00%, 04/01/17	2,669
1,500	Series A, Rev., 5.00%, 04/01/18	1,573
2,875	Series B, Rev., FGIC, 5.00%, 10/01/15	3,141
5,000	Series B, Rev., FGIC, 5.00%, 10/01/15	5,404
2,500	Series B, Rev., 5.00%, 10/01/17	2,638
2,000	Series H, Rev., MBIA, 5.00%, 01/01/18	2,142
3,000	Series H, Rev., MBIA, 5.00%, 01/01/18	3,184
585	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Rev., MBIA, 5.50%, 04/01/10	617
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 5.25%, 01/01/14	3,285
2,000	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., AMBAC-TCRS, 5.50%, 01/01/14	2,141
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,500	Series A, Rev., 5.38%, 03/15/12 (p)	6,046
2,850	Series A-1, Rev., 5.00%, 12/15/17	3,058
5,045	Series A-1, Rev., 5.00%, 12/15/17	5,365
1,500	Series A-2, Rev., MBIA, 5.50%, 03/15/19	1,691
	New York State Urban Development Corp., Service Contract,
3,500	Series A, Rev., FSA, 5.00%, 01/01/18	3,853
2,000	Series B, Rev., 5.25%, 07/01/18	2,107
	New York State Urban Development Corp., State Facilities,
1,000	Rev., 5.60%, 04/01/15	1,109
5,450	Rev., MBIA-IBC, 5.75%, 04/01/11	5,898
1,345	New York State Urban Development Corp., Unrefunded Balance, Series A, Rev., TRAN, 5.50%, 01/01/11	1,423
45	New York State Urban Development Corp., Youth Facilities Services Contract, Series B, Rev., 5.88%, 04/01/10 (p)	48
440	Niagara County, Public Improvement, GO, MBIA, 5.75%, 07/15/14	504
1,940	Niagara Falls Bridge Commission, Tolls, Series B, Rev., FGIC, 5.25%, 10/01/15	2,032
545	Ogdensburg Enlarged City School District, GO, MBIA, 4.50%, 06/15/11	570
1,010	Oneida County, GO, FGIC, 5.50%, 03/15/11	1,081
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., FSA, 5.50%, 04/01/11	1,072
	Onondaga County,
4,630	GO, 5.25%, 05/15/11	4,973
1,175	Series A, GO, 5.00%, 05/01/11	1,257
700	Series A, GO, 5.00%, 05/01/12	759
2,350	Series A, GO, 5.00%, 05/01/12	2,532
	Onondaga County, Unrefunded Balance,
890	Series A, GO, 5.25%, 05/15/11	956
515	Series A, GO, 5.25%, 05/15/11	547
160	Series A, GO, 5.25%, 05/15/11	172
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., FGIC , 5.00%, 04/15/17	3,000
1,500	149th Series, Rev., 5.00%, 11/15/17	1,640
5,000	152nd Series, Rev., 5.00%, 05/01/18	5,000
775	Red Creek Central School District, GO, FSA, 5.50%, 06/15/12	851
	Rondout Valley Central School District,
195	GO, FSA, 5.13%, 03/01/10	206
1,795	GO, FSA, 5.25%, 03/01/10	1,900
	Scotia Glenville Central School District,
1,050	GO, FGIC, 5.40%, 06/15/09	1,091
2,075	GO, FGIC, 5.50%, 06/15/09	2,158
275	Shenendehowa Central School District, Clifton Park, GO, FSA, 5.50%, 07/15/11	300
4,000	State of New York, Series C, GO, 5.00%, 04/15/15	4,324
500	Stillwater Central School District, GO, MBIA, 5.20%, 06/15/09	514
1,250	Suffolk County Judicial Facilities Agency, John P. Cohalan Complex, Rev., AMBAC, 5.50%, 04/15/09	1,279
	Suffolk County, Public Improvement,
1,870	Series C, GO, MBIA, 5.00%, 07/15/11	2,002
1,550	Series C, GO, MBIA, 5.25%, 07/15/12	1,669
1,215	Series C, GO, MBIA, 5.25%, 07/15/12	1,303
1,155	Syracuse IDA, Syracuse City School District, Series A, Rev., FSA, 5.00%, 05/01/18	1,227
5,000	Tobacco Settlement Financing Authority, Enhanced Asset Backed, Series A-1, Rev., AMBAC, 5.25%, 06/01/13	5,228

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN TAX FREE FUNDS         AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — Continued
	New York — Continued
1,000	Town of Brookhaven, Public Improvement, GO, AMBAC, 5.30%, 11/15/10 (p)	1,077
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.75%, 01/01/16 (p)	108
6,305	Series A, Rev., 5.00%, 11/15/17	6,692
5,000	Series D, Rev., 5.00%, 11/15/18	5,236
2,035	Series Q, Rev., 6.75%, 01/01/09 (p)	2,066
6,030	Series SR, Rev., 5.50%, 01/01/12 (p)	6,361
3,595	Series X, Rev., 6.63%, 01/01/12 (p)	3,985
7,125	Series Y, Rev., 6.00%, 01/01/12 (p)	7,605
1,610	TSASC, Inc., Series 1, Rev., 4.75%, 06/01/16	1,486
565	Warwick Valley Central School District, GO, FSA, 5.50%, 01/15/10	598
	Watertown City School District,
3,210	GO, FSA, 5.63%, 06/15/09	3,342
	Westchester County Healthcare Corp., County Guaranteed,
2,870	Sub Series B, Rev., 5.20%, 11/01/10	3,011
8,115	Sub Series B, Rev., 5.25%, 11/01/10	8,527
1,700	Westchester County Industrial Development Agency, Civic Facilities, Children’s Village Project, Series A, Rev., 5.30%, 03/15/09	1,690
	Windsor Central School District,
2,820	GO, FGIC, 5.50%, 06/15/09	2,933
		613,222
	Ohio — 0.6%
2,910	Buckeye Tobacco Settlement Financing Authority, Asset Bonds, Series A-2, Rev., 5.13%, 06/01/17	2,658
1,350	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.30%, 03/01/16	1,303
		3,961
	Puerto Rico — 2.6%
	Commonwealth of Puerto Rico,
4,000	GO, MBIA, 5.75%, 07/01/11	4,238
210	Series A, GO, 5.50%, 07/01/18	221
1,120	Commonwealth of Puerto Rico, Public Improvement, GO, FSA-CR, 5.50%, 07/01/12	1,201
	Puerto Rico Electric Power Authority,
5,000	Series AA, Rev., MBIA, 5.50%, 07/01/09	5,119
475	Series KK, Rev., FSA, 5.25%, 07/01/13	515
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, 5.50%, 07/01/18	3,107
1,105	Series Z, Rev., FSA, 6.25%, 07/01/16	1,271
1,400	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 6.00%, 08/01/09 (p)	1,468
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.50%, 07/01/12	1,544
		18,684
	Texas — 0.5%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,232
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,296
		3,528
	Virgin Islands — 0.6%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.38%, 10/01/10	4,210
	Wisconsin — 0.6%
2,500	State of Wisconsin, Series 1, GO, MBIA, 5.00%, 05/01/15	2,715
1,250	State of Wisconsin, Health & Education, Rev., 4.78%, 05/01/29 (i)	1,258
		3,973
	Total Long-Term Investments (Cost $651,330)	672,584

SHARES
Short-Term Investment — 2.6%
	Investment Company — 2.6%
18,401	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $18,401)	18,401
	Total Investments — 98.9% (Cost $669,731)	690,985
	Other Assets in Excess of Liabilities — 1.1%	7,673
	NET ASSETS — 100.0%	$698,658

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS    35

JPMorgan Tax Free Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

ACA —	Insured by American Capital Access

AGC —	American Guarantee Corp.

AMBAC —	American Municipal Bond Assurance Corp.

AMT —	Alternative Minimum Tax

BHAC —	Berkshire Hathaway and Assurance Corp.

CIFG —	CDC IXIS Financial Guaranty

COLL —	Collateral

CONS —	Consolidated Bonds

COP —	Certificate of Participation

CR —	Custodial Receipts

EDA —	Economic Development Authority

FGIC —	Financial Guaranty Insurance Co.

FHA —	Federal Housing Administration

FHLMC —	Federal Home Loan Mortgage Corp.

FNMA —	Federal National Mortgage Association

FSA —	Financial Security Assurance

GAN —	Grant Anticipation Note

GNMA —	Government National Mortgage Association

GO —	General Obligation

GTD —	Guaranteed

IBC —	Insured Bond Certificates

ICC —	Insured Custody Certificates

ICR —	Insured Custodial Receipts

IDA —	Industrial Development Authority

LIQ —	Liquidity Agreement

MBIA —	Municipal Bond Insurance Association Corp.

MTGS —	Mortgages

PCR —	Pollution Control Revenue

PRIV —	Private

PSF —	Permanent School Fund

Q-SBLF —	Qualified School Bond Loan Fund

RADIAN —	Radian Asset Assurance

RAN —	Revenue Anticipation Note

Rev. —	Revenue Bond

SO —	Special Obligation

TAN —	Tax Anticipation Note

TCRS —	Transferable Custodial Receipts

TRAN —	Tax & Revenue Anticipation Note

VA —	Veterans Administration

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2008.

XLCA —	XL Capital Assurance

(b) —	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g) —	Amount rounds to less than 0.1%.

(i) —	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m) —	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(p) —	Security is prerefunded or escrowed to maturity.

(t) —	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   37

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$166,304		$3,394,077	$672,584
Investments in affiliates, at value	1,810		123,170	18,401
Total investment securities, at value	168,114		3,517,247	690,985
Cash	—	(b)	25	3
Receivables:
Investment securities sold	—		2,776	—
Fund shares sold	3		5,182	1,652
Interest and dividends	1,991		40,194	8,045
Total Assets	170,108		3,565,424	700,685

LIABILITIES:
Payables:
Dividends	386		8,948	1,399
Investment securities purchased	—		8,412	—
Fund shares redeemed	13		3,346	116
Accrued liabilities:
Investment advisory fees	34		897	176
Administration fees	9		317	62
Shareholder servicing fees	18		426	115
Distribution fees	3		35	54
Custodian and accounting fees	7		48	14
Trustees’ and Chief Compliance Officer’s fees	1		21	10
Other	53		181	81
Total Liabilities	524		22,631	2,027
Net Assets	$169,584		$3,542,793	$698,658

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid in capital	$167,648	$3,462,845	$680,297
Accumulated undistributed (distributions in excess of) net investment income	(6)	639	(40)
Accumulated net realized gains (losses)	(556)	1,014	(2,853)
Net unrealized appreciation (depreciation)	2,498	78,295	21,254
Total Net Assets	$169,584	$3,542,793	$698,658

Net Assets:
Class A	$13,020	$93,445	$134,730
Class B	—	5,763	9,023
Class C	1,827	20,440	33,630
Select Class	111,386	2,740,386	454,318
Institutional Class	43,351	682,759	66,957
Total	$169,584	$3,542,793	$698,658

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	1,267	8,689	19,168
Class B	—	544	1,280
Class C	179	1,935	4,785
Select Class	10,841	258,119	64,442
Institutional Class	4,285	64,351	9,496

Net Asset Value:
Class A — Redemption price per share	$10.28	$10.75	$7.03
Class B — Offering price per share (a)	—	10.59	7.05
Class C — Offering price per share (a)	10.22	10.56	7.03
Select Class — Offering and redemption price per share	10.27	10.62	7.05
Institutional Class — Offering and redemption price per share	10.12	10.61	7.05
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.68	$11.17	$7.30

Cost of investments in non-affiliates	$163,806	$3,315,782	$651,330
Cost of investments in affiliates	1,810	123,170	18,401

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   39

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income	$3,612		$69,910	$14,572
Dividend income from affiliates (a)	37		1,641	161
Total investment income	3,649		71,551	14,733

EXPENSES:
Investment advisory fees	254		5,127	1,007
Administration fees	86		1,740	342
Distribution fees:
Class A	15		101	148
Class B	—		22	33
Class C	6		56	73
Shareholder servicing fees:
Class A	15		101	148
Class B	—		7	11
Class C	2		19	24
Select Class	139		3,329	577
Institutional Class	22		327	32
Custodian and accounting fees	18		89	35
Interest expense	—	(b)	—	— (b)
Professional fees	30		51	25
Trustees’ and Chief Compliance Officer’s fees	1		18	4
Printing and mailing costs	—		50	8
Registration and filing fees	17		46	16
Transfer agent fees	15		120	40
Other	5		17	8
Total expenses	625		11,220	2,531
Less amounts waived	(164)		(1,278)	(127)
Less earnings credits	—	(b)	(2)	(1)
Less reimbursements for legal matters	—		— (b)	—
Net expenses	461		9,940	2,403
Net investment income (loss)	3,188		61,611	12,330

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	(95)		(741)	(190)
Change in net unrealized appreciation (depreciation) of investments	3,296		63,130	12,029
Net realized/unrealized gains (losses)	3,201		62,389	11,839
Change in net assets resulting from operations	$6,389		$124,000	$24,169

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,188	$5,733	$61,611	$112,450
Net realized gain (loss)	(95)	(95)	(741)	2,182
Change in net unrealized appreciation (depreciation)	3,296	(4,918)	63,130	(69,682)
Change in net assets resulting from operations	6,389	720	124,000	44,950

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(232)	(334)	(1,405)	(2,301)
Class B
From net investment income	—	—	(81)	(195)
Class C
From net investment income	(26)	(18)	(226)	(171)
Select Class
From net investment income	(2,095)	(3,957)	(48,063)	(91,033)
Institutional Class
From net investment income	(835)	(1,421)	(12,150)	(18,797)
Total distributions to shareholders	(3,188)	(5,730)	(61,925)	(112,497)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	4,331	17,680	429,055	206,698

NET ASSETS:
Change in net assets	7,532	12,670	491,130	139,151
Beginning of period	162,052	149,382	3,051,663	2,912,512
End of period	$169,584	$162,052	$3,542,793	$3,051,663
Accumulated undistributed (distributions in excess of) net investment income	$(6)	$(6)	$639	$953

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,330	$23,515
Net realized gain (loss)	(190)	(173)
Change in net unrealized appreciation (depreciation)	12,029	(13,333)
Change in net assets resulting from operations	24,169	10,009

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,181)	(2,883)
Class B
From net investment income	(128)	(290)
Class C
From net investment income	(322)	(96)
Select Class
From net investment income	(8,525)	(16,948)
Institutional Class
From net investment income	(1,227)	(3,294)
Total distributions to shareholders	(12,383)	(23,511)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	62,149	6,789

NET ASSETS:
Change in net assets	73,935	(6,713)
Beginning of period	624,723	631,436
End of period	$698,658	$624,723
Accumulated undistributed (distributions in excess of) net investment income	$(40)	$13

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,939	$6,688	$31,030	$30,445
Dividends and distributions reinvested	159	206	1,094	1,684
Cost of shares redeemed	(774)	(4,048)	(8,362)	(17,060)
Change in net assets from Class A capital transactions	$2,324	$2,846	$23,762	$15,069
Class B
Proceeds from shares issued	$—	$—	$298	$81
Dividends and distributions reinvested	—	—	42	94
Cost of shares redeemed	—	—	(790)	(1,498)
Change in net assets from Class B capital transactions	$—	$—	$(450)	$(1,323)
Class C
Proceeds from shares issued	$652	$1,136	$13,211	$5,518
Dividends and distributions reinvested	17	16	161	104
Cost of shares redeemed	(76)	(54)	(1,295)	(1,194)
Change in net assets from Class C capital transactions	$593	$1,098	$12,077	$4,428
Select Class
Proceeds from shares issued	$15,824	$32,110	$491,370	$632,360
Dividends and distributions reinvested	407	738	5,213	9,200
Cost of shares redeemed	(12,100)	(33,231)	(234,243)	(533,496)
Change in net assets from Select Class capital transactions	$4,131	$(383)	$262,340	$108,064
Institutional Class
Proceeds from shares issued	$1,922	$23,871	$175,094	$207,527
Dividends and distributions reinvested	328	545	3,473	6,278
Cost of shares redeemed	(4,967)	(10,297)	(47,241)	(133,345)
Change in net assets from Institutional Class capital transactions	$(2,717)	$14,119	$131,326	$80,460

Total change in net assets from capital transactions	$4,331	$17,680	$429,055	$206,698

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
SHARE TRANSACTIONS:
Class A
Issued	285	649	2,890	2,828
Reinvested	15	20	102	158
Redeemed	(75)	(395)	(778)	(1,596)
Change in Class A Shares	225	274	2,214	1,390
Class B
Issued	—	—	28	8
Reinvested	—	—	4	9
Redeemed	—	—	(75)	(142)
Change in Class B Shares	—	—	(43)	(125)
Class C
Issued	63	110	1,251	523
Reinvested	2	2	15	10
Redeemed	(7)	(5)	(123)	(113)
Change in Class C Shares	58	107	1,143	420
Select Class
Issued	1,537	3,103	46,308	59,705
Reinvested	39	72	493	872
Redeemed	(1,175)	(3,217)	(22,101)	(50,377)
Change in Select Class Shares	401	(42)	24,700	10,200
Institutional Class
Issued	190	2,345	16,560	19,549
Reinvested	32	54	329	595
Redeemed	(496)	(1,016)	(4,460)	(12,644)
Change in Institutional Class Shares	(274)	1,383	12,429	7,500

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$47,135	$71,241
Dividends and distributions reinvested	1,405	2,357
Cost of shares redeemed	(15,776)	(23,180)
Change in net assets from Class A capital transactions	$32,764	$50,418
Class B
Proceeds from shares issued	$787	$391
Dividends and distributions reinvested	93	207
Cost of shares redeemed	(922)	(2,783)
Change in net assets from Class B capital transactions	$(42)	$(2,185)
Class C
Proceeds from shares issued	$27,399	$6,274
Dividends and distributions reinvested	245	71
Cost of shares redeemed	(1,771)	(403)
Change in net assets from Class C capital transactions	$25,873	$5,942
Select Class
Proceeds from shares issued	$50,136	$77,415
Dividends and distributions reinvested	1,437	2,522
Cost of shares redeemed	(53,584)	(96,961)
Change in net assets from Select Class capital transactions	$(2,011)	$(17,024)
Institutional Class
Proceeds from shares issued	$11,057	$10,650
Dividends and distributions reinvested	809	2,021
Cost of shares redeemed	(6,301)	(43,033)
Change in net assets from Institutional Class capital transactions	$5,565	$(30,362)

Total change in net assets from capital transactions	$62,149	$6,789

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
SHARE TRANSACTIONS:
Class A
Issued	6,704	10,131
Reinvested	200	337
Redeemed	(2,244)	(3,305)
Change in Class A Shares	4,660	7,163
Class B
Issued	112	55
Reinvested	13	30
Redeemed	(130)	(397)
Change in Class B Shares	(5)	(312)
Class C
Issued	3,900	887
Reinvested	35	10
Redeemed	(253)	(57)
Change in Class C Shares	3,682	840
Select Class
Issued	7,106	10,984
Reinvested	204	359
Redeemed	(7,602)	(13,805)
Change in Select Class Shares	(292)	(2,462)
Institutional Class
Issued	1,563	1,515
Reinvested	115	288
Redeemed	(895)	(6,107)
Change in Institutional Class Shares	783	(4,304)

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2008 (Unaudited)	$10.07	$0.19		$0.21	$0.40	$(0.19)	$—	$(0.19)
Year Ended February 29, 2008	10.38	0.38	(g)	(0.32)	0.06	(0.37)	—	(0.37)
Year Ended February 28, 2007	10.38	0.39		(0.02)	0.37	(0.37)	—	(0.37)
September 1, 2005 to February 28, 2006 (e)	10.48	0.18		(0.08)	0.10	(0.18)	(0.02)	(0.20)
Year Ended August 31, 2005	10.77	0.37		(0.14)	0.23	(0.36)	(0.16)	(0.52)
Year Ended August 31, 2004	10.80	0.37		0.22	0.59	(0.38)	(0.24)	(0.62)
Year Ended August 31, 2003	11.07	0.39		(0.22)	0.17	(0.40)	(0.04)	(0.44)

Class C
Six Months Ended August 31, 2008 (Unaudited)	10.02	0.17		0.20	0.37	(0.17)	—	(0.17)
Year Ended February 29, 2008	10.34	0.33	(g)	(0.32)	0.01	(0.33)	—	(0.33)
Year Ended February 28, 2007	10.34	0.32		0.01	0.33	(0.33)	—	(0.33)
September 1, 2005 to February 28, 2006 (e)	10.44	0.16		(0.09)	0.07	(0.15)	(0.02)	(0.17)
February 19, 2005 (f) to August 31, 2005	10.55	0.17		(0.09)	0.08	(0.19)	—	(0.19)

Select Class
Six Months Ended August 31, 2008 (Unaudited)	10.07	0.19		0.20	0.39	(0.19)	—	(0.19)
Year Ended February 29, 2008	10.38	0.38	(g)	(0.31)	0.07	(0.38)	—	(0.38)
Year Ended February 28, 2007	10.38	0.37		— (h)	0.37	(0.37)	—	(0.37)
September 1, 2005 to February 28, 2006 (e)	10.48	0.18		(0.09)	0.09	(0.17)	(0.02)	(0.19)
Year Ended August 31, 2005	10.77	0.36		(0.13)	0.23	(0.36)	(0.16)	(0.52)
Year Ended August 31, 2004	10.80	0.36		0.22	0.58	(0.37)	(0.24)	(0.61)
Year Ended August 31, 2003	11.07	0.39		(0.23)	0.16	(0.39)	(0.04)	(0.43)

Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	9.92	0.20		0.20	0.40	(0.20)	—	(0.20)
Year Ended February 29, 2008	10.22	0.38	(g)	(0.29)	0.09	(0.39)	—	(0.39)
Year Ended February 28, 2007	10.23	0.39		(0.02)	0.37	(0.38)	—	(0.38)
September 1, 2005 to February 28, 2006 (e)	10.33	0.17		(0.07)	0.10	(0.18)	(0.02)	(0.20)
Year Ended August 31, 2005	10.61	0.42		(0.17)	0.25	(0.37)	(0.16)	(0.53)
Year Ended August 31, 2004	10.64	0.39		0.21	0.60	(0.39)	(0.24)	(0.63)
Year Ended August 31, 2003	10.90	0.41		(0.23)	0.18	(0.40)	(0.04)	(0.44)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.28	4.01%	$13,020	0.60%	3.71%	1.00%	4%
10.07	0.60	10,493	0.60	3.67	1.02	19
10.38	3.68	7,968	0.60	3.65	1.02	22
10.38	0.91	13,372	0.60	3.50	1.09	4
10.48	2.21	14,547	0.60	3.47	1.12	40
10.77	5.62	17,070	0.60	3.47	1.19	43
10.80	1.51	22,000	0.60	3.56	1.16	49

10.22	3.68	1,827	1.10	3.21	1.50	4
10.02	0.07	1,211	1.10	3.16	1.52	19
10.34	3.22	147	1.10	3.16	1.51	22
10.34	0.68	147	1.10	2.99	1.59	4
10.44	0.76	107	1.10	2.89	1.53	40

10.27	3.93	111,386	0.55	3.76	0.75	4
10.07	0.65	105,137	0.59	3.69	0.77	19
10.38	3.65	108,793	0.65	3.60	0.76	22
10.38	0.90	88,688	0.65	3.45	0.85	4
10.48	2.18	80,959	0.65	3.42	0.81	40
10.77	5.57	40,234	0.65	3.42	0.88	43
10.80	1.45	36,000	0.65	3.51	0.84	49

10.12	4.00	43,351	0.50	3.81	0.60	4
9.92	0.83	45,211	0.50	3.78	0.62	19
10.22	3.75	32,474	0.50	3.77	0.62	22
10.23	0.97	38,042	0.50	3.66	0.71	4
10.33	2.42	26,100	0.50	3.62	0.67	40
10.61	5.76	71,759	0.50	3.62	0.70	43
10.64	1.67	107,000	0.50	3.72	0.66	49

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Intermediate Tax Free Bond Fund
Class A
Six Months Ended August 31, 2008 (Unaudited)	$10.54	$0.18		$0.21	$0.39	$(0.18)	$—	$(0.18)
Year Ended February 29, 2008	10.77	0.39	(g)	(0.24)	0.15	(0.38)	—	(0.38)
Year Ended February 28, 2007	10.77	0.39	(g)	— (h)	0.39	(0.39)	— (h)	(0.39)
September 1, 2005 to February 28, 2006 (e)	10.94	0.20		(0.14)	0.06	(0.19)	(0.04)	(0.23)
Year Ended August 31, 2005	11.11	0.39		(0.13)	0.26	(0.39)	(0.04)	(0.43)
December 31, 2003 (f) to August 31, 2004	11.10	0.27	(g)	0.01	0.28	(0.27)	—	(0.27)

Class B
Six Months Ended August 31, 2008 (Unaudited)	10.38	0.15		0.21	0.36	(0.15)	—	(0.15)
Year Ended February 29, 2008	10.61	0.31	(g)	(0.23)	0.08	(0.31)	—	(0.31)
Year Ended February 28, 2007	10.62	0.32	(g)	(0.01)	0.31	(0.32)	— (h)	(0.32)
September 1, 2005 to February 28, 2006 (e)	10.79	0.16		(0.13)	0.03	(0.16)	(0.04)	(0.20)
Year Ended August 31, 2005	10.98	0.31		(0.15)	0.16	(0.31)	(0.04)	(0.35)
December 31, 2003 (f) to August 31, 2004	11.10	0.21	(g)	(0.12)	0.09	(0.21)	—	(0.21)

Class C
Six Months Ended August 31, 2008 (Unaudited)	10.36	0.15		0.20	0.35	(0.15)	—	(0.15)
Year Ended February 29, 2008	10.59	0.31	(g)	(0.22)	0.09	(0.32)	—	(0.32)
Year Ended February 28, 2007	10.60	0.32	(g)	(0.01)	0.31	(0.32)	— (h)	(0.32)
September 1, 2005 to February 28, 2006 (e)	10.77	0.16		(0.13)	0.03	(0.16)	(0.04)	(0.20)
Year Ended August 31, 2005	11.01	0.31		(0.19)	0.12	(0.32)	(0.04)	(0.36)
December 31, 2003 (f) to August 31, 2004	11.10	0.21	(g)	(0.09)	0.12	(0.21)	—	(0.21)

Select Class
Six Months Ended August 31, 2008 (Unaudited)	10.41	0.19		0.21	0.40	(0.19)	—	(0.19)
Year Ended February 29, 2008	10.64	0.40	(g)	(0.23)	0.17	(0.40)	—	(0.40)
Year Ended February 28, 2007	10.65	0.41	(g)	(0.01)	0.40	(0.41)	— (h)	(0.41)
September 1, 2005 to February 28, 2006 (e)	10.82	0.20		(0.13)	0.07	(0.20)	(0.04)	(0.24)
Year Ended August 31, 2005	11.00	0.40		(0.14)	0.26	(0.40)	(0.04)	(0.44)
Year Ended August 31, 2004	10.93	0.41	(g)	0.15	0.56	(0.41)	(0.08)	(0.49)
Year Ended August 31, 2003	11.15	0.42		(0.15)	0.27	(0.42)	(0.07)	(0.49)

Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	10.40	0.19		0.22	0.41	(0.20)	—	(0.20)
Year Ended February 29, 2008	10.63	0.41	(g)	(0.23)	0.18	(0.41)	—	(0.41)
Year Ended February 28, 2007	10.64	0.42	(g)	(0.01)	0.41	(0.42)	— (h)	(0.42)
September 1, 2005 to February 28, 2006 (e)	10.81	0.20		(0.12)	0.08	(0.21)	(0.04)	(0.25)
Year Ended August 31, 2005	10.99	0.43		(0.16)	0.27	(0.41)	(0.04)	(0.45)
Year Ended August 31, 2004	10.93	0.43	(g)	0.14	0.57	(0.43)	(0.08)	(0.51)
Year Ended August 31, 2003	11.15	0.43		(0.15)	0.28	(0.43)	(0.07)	(0.50)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(j)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

			Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)

$10.75	3.76%		$93,445	0.75%	3.43%	0.92%		7%
10.54	1.42	(i)	68,249	0.75	3.62	0.93		18
10.77	3.73		54,750	0.75	3.67	0.93		19
10.77	0.53		57,348	0.75	3.62	0.94		6
10.94	2.35		60,474	0.75	3.56	0.97		28
11.11	2.55		726	0.75	3.52	9.03	(j)	65

10.59	3.46		5,763	1.42	2.76	1.42		7
10.38	0.74	(i)	6,091	1.43	2.94	1.43		18
10.61	2.99		7,550	1.43	3.02	1.43		19
10.62	0.20		10,023	1.43	3.01	1.44		6
10.79	1.47		10,845	1.43	2.95	1.43		28
10.98	0.85		22	1.50	2.86	13.40	(j)	65

10.56	3.40		20,440	1.42	2.75	1.42		7
10.36	0.81	(i)	8,199	1.43	2.93	1.43		18
10.59	3.01		3,939	1.43	3.00	1.43		19
10.60	0.23		2,508	1.43	3.00	1.44		6
10.77	1.05		1,774	1.45	2.82	2.21		28
11.01	1.13		82	1.50	2.83	14.81	(j)	65

10.62	3.87		2,740,386	0.59	3.59	0.67		7
10.41	1.61	(i)	2,429,113	0.59	3.78	0.68		18
10.64	3.84		2,374,148	0.59	3.85	0.68		19
10.65	0.63		2,302,094	0.59	3.84	0.69		6
10.82	2.42		1,668,674	0.62	3.74	0.70		28
11.00	5.19		1,103,996	0.66	3.71	0.73		65
10.93	2.44		1,159,000	0.66	3.73	0.74		56

10.61	3.93		682,759	0.50	3.68	0.52		7
10.40	1.69	(i)	540,011	0.50	3.87	0.53		18
10.63	3.94		472,125	0.50	3.92	0.53		19
10.64	0.67		308,125	0.50	3.93	0.54		6
10.81	2.52		247,373	0.50	3.85	0.56		28
10.99	5.26		384,851	0.50	3.87	0.59		65
10.93	2.60		484,000	0.50	3.89	0.59		56

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2008 (Unaudited)	$6.90	$0.13	(g)	$0.13	$0.26	$(0.13)	$—	$(0.13)
Year Ended February 29, 2008	7.05	0.26	(g)	(0.15)	0.11	(0.26)	—	(0.26)
Year Ended February 28, 2007	7.08	0.26	(g)	(0.03)	0.23	(0.26)	—	(0.26)
September 1, 2005 to February 28, 2006 (e)	7.19	0.12		(0.10)	0.02	(0.12)	(0.01)	(0.13)
Year Ended August 31, 2005	7.40	0.25		(0.12)	0.13	(0.23)	(0.11)	(0.34)
Year Ended August 31, 2004	7.35	0.25		0.15	0.40	(0.24)	(0.11)	(0.35)
Year Ended August 31, 2003	7.45	0.26	(g)	(0.10)	0.16	(0.26)	— (h)	(0.26)

Class B
Six Months Ended August 31, 2008 (Unaudited)	6.92	0.10	(g)	0.13	0.23	(0.10)	—	(0.10)
Year Ended February 29, 2008	7.06	0.21	(g)	(0.14)	0.07	(0.21)	—	(0.21)
Year Ended February 28, 2007	7.09	0.21	(g)	(0.03)	0.18	(0.21)	—	(0.21)
September 1, 2005 to February 28, 2006 (e)	7.20	0.10		(0.10)	—	(0.10)	(0.01)	(0.11)
Year Ended August 31, 2005	7.41	0.19		(0.12)	0.07	(0.17)	(0.11)	(0.28)
Year Ended August 31, 2004	7.36	0.20		0.15	0.35	(0.19)	(0.11)	(0.30)
Year Ended August 31, 2003	7.46	0.20	(g)	(0.10)	0.10	(0.20)	— (h)	(0.20)

Class C
Six Months Ended August 31, 2008 (Unaudited)	6.90	0.10	(g)	0.14	0.24	(0.11)	—	(0.11)
Year Ended February 29, 2008	7.05	0.21	(g)	(0.14)	0.07	(0.22)	—	(0.22)
Year Ended February 28, 2007	7.08	0.21	(g)	(0.03)	0.18	(0.21)	—	(0.21)
September 1, 2005 to February 28, 2006 (e)	7.19	0.09		(0.09)	—	(0.10)	(0.01)	(0.11)
Year Ended August 31, 2005	7.41	0.18		(0.11)	0.07	(0.18)	(0.11)	(0.29)
Year Ended August 31, 2004	7.36	0.19		0.16	0.35	(0.19)	(0.11)	(0.30)
January 31, 2003 (f) to August 31, 2003	7.46	0.10	(g)	(0.09)	0.01	(0.11)	— (h)	(0.11)

Select Class
Six Months Ended August 31, 2008 (Unaudited)	6.92	0.13	(g)	0.13	0.26	(0.13)	—	(0.13)
Year Ended February 29, 2008	7.06	0.27	(g)	(0.14)	0.13	(0.27)	—	(0.27)
Year Ended February 28, 2007	7.09	0.26	(g)	(0.03)	0.23	(0.26)	—	(0.26)
September 1, 2005 to February 28, 2006 (e)	7.20	0.12		(0.10)	0.02	(0.12)	(0.01)	(0.13)
Year Ended August 31, 2005	7.42	0.23		(0.11)	0.12	(0.23)	(0.11)	(0.34)
Year Ended August 31, 2004	7.37	0.25		0.16	0.41	(0.25)	(0.11)	(0.36)
Year Ended August 31, 2003	7.46	0.26	(g)	(0.09)	0.17	(0.26)	— (h)	(0.26)

Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	6.92	0.14	(g)	0.13	0.27	(0.14)	—	(0.14)
Year Ended February 29, 2008	7.06	0.28	(g)	(0.14)	0.14	(0.28)	—	(0.28)
Year Ended February 28, 2007	7.09	0.27	(g)	(0.02)	0.25	(0.28)	—	(0.28)
September 1, 2005 to February 28, 2006 (e)	7.20	0.13		(0.10)	0.03	(0.13)	(0.01)	(0.14)
Year Ended August 31, 2005	7.41	0.26		(0.10)	0.16	(0.26)	(0.11)	(0.37)
Year Ended August 31, 2004	7.36	0.26		0.16	0.42	(0.26)	(0.11)	(0.37)
Year Ended August 31, 2003	7.46	0.28	(g)	(0.10)	0.18	(0.28)	— (h)	(0.28)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	The Fund changed its fiscal year end from August 31 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$7.03	3.76%	$134,730	0.75%		3.63%	0.94%	2%
6.90	1.62	100,067	0.76	(i)	3.72	0.95	17
7.05	3.34	51,749	0.76	(i)	3.65	0.95	11
7.08	0.24	59,428	0.75		3.34	0.97	5
7.19	1.84	64,005	0.75		3.18	1.04	25
7.40	5.57	84,997	0.75		3.32	1.12	30
7.35	2.15	88,000	0.75		3.45	1.07	38

7.05	3.37	9,023	1.44		2.94	1.44	2
6.92	1.01	8,889	1.45		3.02	1.45	17
7.06	2.60	11,273	1.45		2.95	1.45	11
7.09	(0.10)	16,125	1.47		2.62	1.47	5
7.20	1.08	18,416	1.50		2.42	1.53	25
7.41	4.73	22,699	1.55		2.52	1.62	30
7.36	1.34	25,037	1.55		2.64	1.57	38

7.03	3.45	33,630	1.44		2.94	1.44	2
6.90	0.94	7,609	1.46		3.01	1.46	17
7.05	2.62	1,854	1.45		2.96	1.45	11
7.08	(0.10)	2,197	1.47		2.61	1.47	5
7.19	1.00	2,032	1.50		2.42	1.53	25
7.41	4.73	1,922	1.55		2.52	1.61	30
7.36	0.17	2,000	1.55		2.40	1.57	38

7.05	3.79	454,318	0.69		3.69	0.69	2
6.92	1.78	447,877	0.70		3.77	0.70	17
7.06	3.36	474,620	0.70		3.70	0.70	11
7.09	0.25	565,582	0.72		3.38	0.73	5
7.20	1.76	429,803	0.71		3.21	0.72	25
7.42	5.60	394,144	0.72		3.35	0.76	30
7.37	2.32	410,000	0.72		3.48	0.75	38

7.05	3.88	66,957	0.50		3.88	0.54	2
6.92	2.00	60,281	0.50		3.98	0.55	17
7.06	3.55	91,940	0.51	(i)	3.90	0.55	11
7.09	0.35	112,897	0.50		3.58	0.57	5
7.20	2.11	132,939	0.50		3.42	0.58	25
7.41	5.82	174,207	0.50		3.57	0.61	30
7.36	2.40	229,000	0.50		3.70	0.60	38

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   53

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

Classes offered
California Tax Free Bond Fund	Class A, Class C, Select Class and Institutional Class
Intermediate Tax Free Bond Fund	Class A, Class B, Class C, Select Class and Institutional Class
New York Tax Free Bond Fund	Class A, Class B, Class C, Select Class and Institutional Class

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold and the differences could be significant. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to significant market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Funds’ investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

54   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds’ assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
California Tax Free Bond Fund
Level 1	$1,810	$—
Level 2	166,304	—
Level 3	—	—
Total	$168,114	$—
Intermediate Tax Free Bond Fund
Level 1	$123,170	$—
Level 2	3,394,077	—
Level 3	—	—
Total	$3,517,247	$—
New York Tax Free Bond Fund
Level 1	$18,401	$—
Level 2	672,584	—
Level 3	—	—
Total	$690,985	$—

*	Other financial instruments may include futures, forwards and swap contracts.

B. Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the value and percentage of net assets of illiquid securities as of August 31, 2008 (amounts in thousands):

	Value	Percentage
California Tax Free Bond Fund	$2,811	1.7%
Intermediate Tax Free Bond Fund	34,867	1.0
New York Tax Free Bond Fund	2,955	0.4

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

F. Dividends and Distributions to Shareholders— Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   55

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

G. Recent Accounting Pronouncements — In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Funds’ financial statement disclosures.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Shareholder Servicing Agent reimburse to the Funds an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

The amounts of these waivers/reimbursements resulting from investments in the money market funds for the six months ended August 31, 2008 were as follows (amounts in thousands):

California Tax Free Bond Fund	$3
Intermediate Tax Free Bond Fund	151
New York Tax Free Bond Fund	15

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2008, the annualized effective rate was 0.10% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C
California Tax Free Bond Fund	0.25%	n/a	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75%	0.75
New York Tax Free Bond Fund	0.25	0.75	0.75

56   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2008, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$1	$—	(a)
Intermediate Tax Free Bond Fund	30	5
New York Tax Free Bond Fund	53	34

(a)	Amount rounds to less than $1,000.

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Select Class	Institutional Class
California Tax Free Bond Fund	0.25%	n/a	0.25%	0.25%	0.10%
Intermediate Tax Free Bond Fund	0.25	0.25%	0.25	0.25	0.10
New York Tax Free Bond Fund	0.25	0.25	0.25	0.25	0.10

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Select Class		Institutional Class
California Tax Free Bond Fund	0.60%	n/a	1.10%	0.55	%*	0.50%
Intermediate Tax Free Bond Fund	0.75	1.43%	1.43	0.59		0.50
New York Tax Free Bond Fund	0.75	1.55	1.55	0.72		0.50

*	Prior to July 1, 2007 the contractual expense limitation was 0.65%.

The contractual expense limitation agreements were in effect for the six months ended August 31, 2008. The expense limitation percentages in the table above are in place until at least June 30, 2009.

For the six months ended August 31, 2008, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
California Tax Free Bond Fund	$51	$36	$74	$3	$164
Intermediate Tax Free Bond Fund	—	—	1,278	—	1,278
New York Tax Free Bond Fund	—	—	127	—	127

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   57

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2008, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/dealers. For the six months ended August 31, 2008, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2008, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$19,493	$6,761
Intermediate Tax Free Bond Fund	641,069	232,856
New York Tax Free Bond Fund	71,760	12,955

During the six months ended August 31, 2008, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2008, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$165,616	$3,658	$1,160	$2,498
Intermediate Tax Free Bond Fund	3,438,952	93,677	15,382	78,295
New York Tax Free Bond Fund	669,731	23,093	1,839	21,254

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (“JPM II”) and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 18, 2008.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2008, or at any time during the six months then ended.

58   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

7. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

For the Funds, one or more affiliates of the Funds’ investment advisor has investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets. Significant shareholder transactions, if any, may impact the Funds’ performance.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region. Issuances backed by bond insurers may be impacted by changes to bond insurers’ ratings.

8. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, BOIA, now known as JPMIA, entered into agreements with the SEC and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPM II) in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

JPMorgan Intermediate Tax Free Bond Fund will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   59

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2008, and continued to hold your shares at the end of the reporting period, August 31, 2008.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,040.10	$3.09	0.60%
Hypothetical	1,000.00	1,022.18	3.06	0.60
Class C
Actual	1,000.00	1,036.80	5.65	1.10
Hypothetical	1,000.00	1,019.66	5.60	1.10
Select Class
Actual	1,000.00	1,039.30	2.83	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Institutional Class
Actual	1,000.00	1,040.00	2.57	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

Intermediate Tax Free Bond Fund
Class A
Actual	1,000.00	1,037.60	3.85	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class B
Actual	1,000.00	1,034.60	7.28	1.42
Hypothetical	1,000.00	1,018.05	7.22	1.42
Class C
Actual	1,000.00	1,034.00	7.28	1.42
Hypothetical	1,000.00	1,018.05	7.22	1.42

60   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

	Beginning Account Value, March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
Select Class
Actual	$1,000.00	$1,038.70	$3.03	0.59%
Hypothetical	1,000.00	1,022.23	3.01	0.59
Institutional Class
Actual	1,000.00	1,039.30	2.57	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

New York Tax Free Bond Fund
Class A
Actual	1,000.00	1,037.60	3.85	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class B
Actual	1,000.00	1,033.70	7.38	1.44
Hypothetical	1,000.00	1,017.95	7.32	1.44
Class C
Actual	1,000.00	1,034.50	7.38	1.44
Hypothetical	1,000.00	1,017.95	7.32	1.44
Select Class
Actual	1,000.00	1,037.90	3.54	0.69
Hypothetical	1,000.00	1,021.73	3.52	0.69
Institutional Class
Actual	1,000.00	1,038.80	2.57	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   61

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees held meetings in person in June and August 2008, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment sub-committees (money market and alternative products, equity, and fixed income) met to review and consider performance and expense information for the JPMorgan Funds. Each investment sub-committee reported to the full Board, which then considered the investment sub-committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees, who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 20, 2008.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, receive from the Advisor and review on a regular basis over the course of the year, information regarding the performance of the Funds. This information includes the Funds’ performance against the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, with respect to the Funds, the Trustees have engaged an independent consultant to similarly review the performance of each of the Funds, at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and evaluated extensive materials from the Advisor, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees also engaged an independent consultant to provide a special analysis of the performance of Funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining to approve the Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Funds and the Advisor, as provided in the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor

At the request of the Trustees, the Advisor provided information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s

62   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor discontinued third-party soft dollar arrangements with respect to securities transactions it executes for the JPMorgan Funds.

The Trustees also considered that JPMFM and JPMorgan Distribution Services, Inc., (“JPMDS”), affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA (“JPMCB”) for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Intermediate Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the California Tax Free Bond Fund and New York Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Advisor for comparable services. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered relative performance and expense information for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for one-year, three-year, and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the

AUGUST 31, 2008         JPMORGAN TAX FREE FUNDS   63

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis by the independent consultant. The specific Lipper rankings noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted the California Tax Free Bond Fund’s performance was in the second, second and third quintiles for Class A shares and for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that the overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the Intermediate Tax Free Bond Fund’s performance was in the second and third quintiles for Class A shares for the one and three year periods and in the first, second and third quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the New York Tax Free Bond Fund’s performance was in the second, third and third quintiles for Class A shares and in the first, third and third quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The attention that was given to the Lipper reports and the Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond’s fee was considered reasonable recognizing that the net advisory fee for the Class A shares and for the Select Class shares was in the first quintile and the actual total expenses for the Class A shares were in the first quintile and for the Select Class shares were in the second quintile of its Universe Group. In this regard, the Trustees considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund.

The Trustees noted that the Intermediate Tax Free Bond Fund’s fee was considered reasonable recognizing that the net advisory fee for the Class A and for the Select Class shares was in the second quintile and the actual total expenses for the Class A shares were in the second quintile and for the Select Class shares were in the third quintile of its Universe Group. In this regard, the Trustees considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund.

The Trustees noted that the New York Tax Free Bond Fund’s fee was considered reasonable recognizing that the net advisory fee for the Class A shares was in the first quintile and for the Select Class shares was in the second quintile and the actual total expenses for the Class A shares were in the first quintile and for the Select Class shares were in the fifth quintile of its Universe Group. In this regard, the Trustee considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund.

64   JPMORGAN TAX FREE FUNDS        AUGUST 31, 2008

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2008 All rights reserved. August 2008.	SAN-TF-808

SEMI-ANNUAL REPORT
SIX MONTHS ENDED AUGUST 31, 2008 (UNAUDITED)

JPMorgan Funds

Income

Funds

JPMorgan Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Enhanced Income Fund
JPMorgan Real Return Fund
JPMorgan Short Term Bond Fund
JPMorgan Short Term Bond Fund II
JPMorgan Strategic Income Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Bond Fund	2
JPMorgan Emerging Markets Debt Fund	4
JPMorgan Enhanced Income Fund	6
JPMorgan Real Return Fund	8
JPMorgan Short Term Bond Fund	10
JPMorgan Short Term Bond Fund II	12
JPMorgan Strategic Income Fund	14
Schedules of Portfolio Investments	16
Financial Statements	60
Financial Highlights	78
Notes to Financial Statements	90
Schedule of Shareholder Expenses	103
Board Approval of Investment Advisory Agreements	106

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

*	The manager seeks to achieve the stated objective. There can be no guarantee it will be achieved.

**	Tax Aware Real Return — Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise. The Fund may invest in futures contracts and other derivatives. This may make the Fund more volatile. The derivative positions are not included in the holdings-related calculations. The Fund may be subject to the risk that its inflation-linked derivative contracts will be with a limited number of counterparties. This may result in certain concentration risk, including counterparty liquidity, deflation and pricing risk.

***	Highbridge Statistical Market Neutral — There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to domestic stock market movements, capitalization, sector swings or other risk factors. Investment in a portfolio involved in long and short selling may have higher portfolio turnover rates. The Fund anticipates a very high degree of portfolio turnover (likely to be in excess of 600% per year). This will likely result in additional tax consequences. Short selling involves certain risks, including additional costs associated with covering short positions and a possibility of unlimited loss on certain short sale positions.

PRESIDENT’S LETTER
SEPTEMBER 30, 2008 (Unaudited)

Dear Shareholder:

Events over the last year and particularly, over the last few months have produced one of the most challenging market environments in recent memory. An economy, already weakened by falling home prices and high energy costs, has been further damaged by a major global financial crisis. While governments around the world have responded in a dramatic and forceful way, the outlook for the economy and financial markets remains unusually uncertain and this reality has contributed to higher volatility as well as significant declines in some markets. Indeed, the average daily move up or down in the Dow Jones Industrial Average (the “Dow”) over the past year has been 132 points, 72% higher than in the prior decade and, as of September 30, 2008, the Dow is down 23% from its peak of last October.

This is also a particularly difficult period for an area of the market that is not quite as visible to investors — the credit and fixed income markets. One measure of this is the difference between the three-month LIBOR rate — the rate at which banks lend to each other — and the prevailing rate on three-month Treasury bills. Between 1997 and 2006, the LIBOR rate averaged just 0.45% above the Treasury rate — indicating that banks regarded each other as very trustworthy borrowers. In September of this year, this gap widened to an average of 2.00% — indicating an extraordinary concern about the well-being of major financial institutions. The stress in credit markets has also been observed in significant increases in the yields on municipal and corporate debt and tightened lending standards by banks.

Rather than reacting emotionally during these times of uncertainty, we should focus on some fundamental tenets of investing. Among these are:

•	Developing and sticking with an investment plan that is both dispassionate and independent of short-term market events. While staying the course and sticking to a plan doesn’t eliminate risk, it does reduce the danger of buying and selling at the wrong time, a behavior that can undermine your investment goals.

•	Managing investment risks through diversification. A diverse mix of investments — including stocks, bonds, and cash, as well as alternative investments such as U.S. REITS, high yield income, commodities, and emerging markets debt — properly aligned to your investment goals, time horizon, and risk tolerance, can provide a smoother path of long-term returns.

•	Seeking long-term professional advice. As shareholders, you already know the value of professional advice. Take this time to consult with your financial advisor. Your advisor can help you maintain perspective, and ensure that your portfolio is properly positioned to defend against cycles of market volatility.

U.S. Treasury Department’s Temporary Guarantee Program

The financial crisis has also led to some questions about the safety of money market funds. Although the Funds in this report are not money market funds, the Funds use JPMorgan money market funds as a short term investment vehicle. All of JPMorgan’s money market funds continue to be invested in the highest quality short-term securities with strong liquidity positions and have maintained a $1.00 net asset value. JPMorgan’s approach to risk management, along with a stringent focus on credit standards and extensive experience in managing liquidity investments, have allowed our money market funds to maintain liquidity and provide current income to our shareholders throughout all market conditions.

Despite the fact that our fund complex is strong, we believe that it is in the best interests of our fund shareholders to participate in the U.S. Treasury Department’s Temporary Guarantee Program for U.S. Money Market Funds. With this program, shareholders in JPMorgan Money Market Funds (with the exception of the JPMorgan 100% U.S. Treasury Securities Money Market Fund) will have federal insurance on their existing balances as of September 19, 2008 and through the period ending December 18, 2008. Following this period, the Treasury will review whether the program should continue, and the JPMorgan Funds Board would vote on its continued participation.

New investing opportunities*

Even during market uncertainty, we continue to look to the future by introducing new products and differentiated investment solutions. As a leader in financial innovation, we have introduced 32 new funds over the past few years, including our Tax Aware Real Return Fund, which seeks to maximize after-tax inflation protected return.** We’ve also expanded investment opportunities with innovative offerings such as the Highbridge Statistical Market Neutral Fund, which has the potential to add diversification, and seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing and lower overall risk.*** Your financial advisor can help you decide whether these strategies are appropriate for your portfolio.

Additionally, I am proud to unveil our newly designed website: www.jpmorganfunds.com. The site delivers more detailed information about our funds, and also offers online versions of our market views and commentaries, which provide essential and critical insights about the markets and economy. I encourage you to visit our site to learn more about our innovative products and resources and how they, along with our timeless principles of investing, can continue to serve you in this current market environment.

On behalf of everyone at JPMorgan Asset Management, thank you for your continued confidence and trust. We look forward to serving your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com, or contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President and CEO
JPMorgan Funds

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   1

JPMorgan Bond Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	July 26, 1993
Fiscal Year End	Last Day of February
Net Assets as of 8/31/2008 (In Thousands)	$343,583
Primary Benchmark	Lehman Brothers U.S. Aggregate Index*
Average Credit Quality	A+
Duration	5.1

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Bond Fund, which seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity,** returned –8.88%*** (Institutional Class Shares) for the six months ended August 31, 2008 compared to the 0.18% return of the Lehman Brothers U.S. Aggregate Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to its allocation in mortgage-backed securities (MBS). The mortgage market faced significant pressure due to liquidity concerns, heightened volatility and deleveraging (raising cash) by banks and hedge funds. Spreads widened to an all-time high as margin calls forced several hedge funds to liquidate their mortgage holdings. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline, relative to comparable-duration U.S. Treasuries. The Fund’s MBS were slightly more volatile than those represented in the benchmark. This factor, combined with an overweight in the mortgage sector, detracted from performance. Investment-grade corporate securities, especially financial holdings, also hurt returns. In particular, Fannie Mae and Freddie Mac preferred securities held by the Fund experienced significant volatility due to market concerns about their respective capitalizations.

On the positive side, allocations in high-yield (junk bonds) and agency securities contributed to performance. General spread-tightening, security selection and tactical reduction in the Fund’s exposure to high-yield securities helped returns. A bias toward higher-coupon mortgages also helped returns.

Q:	HOW WAS THE FUND MANAGED?

A:	The portfolio management team balanced top-down macroeconomic themes with bottom-up security selection and interest rate management. The Fund also allocated its investments to extended sectors, such as emerging market and high-yield debt.

LONG POSITIONS PORTFOLIO COMPOSITION****

Corporate Bonds	35.6%
Mortgage Pass-Through Securities	26.0
Collateralized Mortgage Obligations	15.3
Asset-Backed Securities	5.7
Foreign Government Securities	4.8
Commercial Mortgage-Backed Securities	3.2
Private Placements	3.1
U.S. Treasury Obligations	2.4
Loan Participations & Assignments	1.0
Others (each less than 1.0%)	1.5
Short-Term Investments	1.4

*	On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

****	Percentages indicated are based upon total long investments as of August 31, 2008. The Fund’s composition is subject to change.

2   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2008

	INCEPTION DATE OF CLASS	6 MONTH	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		(9.01)%	(8.50)%	1.26%	3.47%
With Sales Charge*		(12.46)	(11.91)	0.49	3.08
CLASS B SHARES	9/10/01
Without CDSC		(9.27)	(9.16)	0.59	2.89
With CDSC**		(14.27)	(14.16)	0.19	2.89
CLASS C SHARES	3/31/03
Without CDSC		(9.33)	(9.10)	0.56	2.94
With CDSC***		(10.33)	(10.10)	0.56	2.94
SELECT CLASS SHARES	9/10/01	(8.86)	(8.39)	1.40	3.48
INSTITUTIONAL CLASS SHARES	7/26/93	(8.88)	(8.35)	1.54	3.65
ULTRA SHARES	9/10/01	(8.85)	(8.25)	1.63	3.76

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/98 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on July 26, 1993 and prior to September 7, 2001 operated in a master feeder structure. The returns for the Institutional Class Shares prior to September 7, 2001 reflect the performance of the institutional feeder of the U.S. Fixed Income Portfolio, whose historical expenses were substantially similar to those of the Institutional Class Shares. The returns for the Select Class, Class A and Class B Shares prior to their inception date reflect the performance of the retail feeder. The historical expenses of the retail feeder are substantially similar to those of the Select Class Shares and lower than the expenses of the Class A and Class B Shares (during this period, therefore, the performance of Class A and Class B Shares would have been lower). The returns for the Ultra Shares prior to their inception date reflect the performance of the Ultra feeder. The historical expenses of the Ultra feeder were similar to those of the Ultra Shares. The returns for Class C Shares prior to inception reflect the historical performance of Class B Shares which has expenses substantially similar to those of Class C Shares.

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Bond Fund, the Lehman Brothers U.S. Aggregate Index and the Lipper Intermediate Investment Grade Index from August 31, 1998 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Investment Grade Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment Grade Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

* On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   3

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	April 17, 1997
Fiscal Year End	Last Day of February
Net Assets as of 8/31/2008 (In Thousands)	$320,571
Primary Benchmark	JPMorgan Emerging Markets Bond Index Global
Average Credit Quality	BB+
Duration	6.7 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Emerging Markets Debt Fund, which seeks to provide high total return from a portfolio of fixed income securities of emerging markets issuers,* returned –1.02%** (Select Class Shares) for the six months ended August 31, 2008, compared to the 1.05% return of the JPMorgan Emerging Markets Bond Index Global for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due to spread-widening in the emerging markets, given concerns about the health of the financial sector. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline, relative to comparable-duration U.S. Treasuries. In particular, overweights in Argentina, the Ukraine and Russia detracted from performance. In Argentina, political concerns continued to weigh on the market. The military conflict between Russia and Georgia over the South Ossetia region led to poor performance of markets in the Ukraine and Russia and a downgrade of Georgia. Spreads widened in Russia and the Ukraine on fears that Russia might be emboldened to take a more aggressive stance toward the Ukrainian government.

On the positive side, overweights in Peru and Uruguay contributed to performance. Bond markets in Peru and Uruguay rallied after receiving credit-quality upgrades. Security selection in Turkey, Brazil and Uruguay also helped returns.

Q:	HOW WAS THE FUND MANAGED?

A:	Although we remained optimistic toward the long-term outlook of emerging markets countries, we pursued our fundamental investment process with caution, given market volatility. We continued to rely on our sector-specialist teams to identify relative-value security selection opportunities in an effort to overweight undervalued issues and underweight overvalued issues. We positioned the Fund with a bias toward countries possessing the potential to be strongly insulated from a higher-rate environment, including those we believed unlikely to require current financing. We also favored commodity-exporting countries and those with trade surpluses.

PORTFOLIO COMPOSITION***

Foreign Government Securities	73.9%
Corporate Bonds	21.6
Others (each less than 1.0%)	0.8
Short-Term Investment	3.7

SUMMARY OF INVESTMENTS BY COUNTRY***

Brazil	20.2%
Russia	16.5
Venezuela	9.4
Ukraine	6.1
Turkey	5.2
United States	4.0
Mexico	3.8
Philippines	3.4
Argentina	3.1
Guatemala	2.6
Indonesia	2.4
Peru	2.4
Uruguay	2.0
Colombia	1.9
Dominican Republic	1.8
Netherlands	1.8
Egypt	1.7
Costa Rica	1.3
Gabon	1.2
Chile	1.2
Iraq	1.2
Trinidad & Tobago	1.2
Ecuador	1.1
Others (each less than 1.0%)	4.5

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments as of August 31, 2008. The Fund’s composition is subject to change.

4   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2008

	INCEPTION DATE OF CLASS	6 MONTH	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/30/06
Without Sales Charge		(1.15)%	4.88%	10.92%	14.60%
With Sales Charge*		(4.88)	0.91	10.08	14.16
CLASS C SHARES	6/30/06
Without CDSC		(1.28)	4.49	10.70	14.48
With CDSC**		(2.28)	3.49	10.70	14.48
CLASS R5 SHARES	5/15/06	(0.92)	5.35	11.15	14.72
SELECT CLASS SHARES	4/17/97	(1.02)	5.14	11.05	14.66

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/98 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The returns for the Class A and Class C Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of the Class A and Class C Shares would have been lower than shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R5 Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Emerging Markets Debt Fund, the JPMorgan Emerging Markets Bond Index Global and the Lipper Emerging Markets Debt Funds Index from August 31, 1998 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the JPMorgan Emerging Markets Bond Index Global does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Emerging Markets Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The JPMorgan Emerging Markets Bond Index Global is a broad-based, unmanaged index which tracks total return for external currency denominated debt (Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments) in emerging markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The index is administered by JPMorgan Securities Inc., an affiliate of the advisor. The Lipper Emerging Markets Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of nondiversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   5

JPMorgan Enhanced Income Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	November 30, 2001
Fiscal Year End	Last Day of February
Net Assets as of 8/31/2008 (In Thousands)	$53,687
Primary Benchmark	Merrill Lynch USD LIBOR 3 Month Constant Maturity Index
Average Credit Quality	AA
Duration	0.2 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Enhanced Income Fund, which seeks to provide high current income consistent with principal preservation,* returned –4.85%** (Institutional Class Shares) for the six months ended August 31, 2008, compared to the 1.48% return of the Merrill Lynch USD LIBOR 3 Month Constant Maturity Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to its allocation in asset-backed securities (ABS). Spreads among ABS widened dramatically, resulting from sub-prime write-downs, uncertainties about monoline bond insurers and negative ratings actions. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. The Fund’s allocation in mortgage-backed securities (MBS) also detracted from performance. The mortgage market faced significant pressure stemming from liquidity concerns, heightened volatility and deleveraging (raising cash) by banks and hedge funds. MBS spreads widened to an all-time high, as margin calls forced several hedge funds to liquidate their mortgage holdings. The Fund’s yield curve positions and positions in investment-grade corporate securities, especially financial holdings, also hurt returns.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to balance top-down macroeconomic themes with bottom-up security selection, using interest rate management. We also attempted to utilize allocations in a broad range of sectors and tactically manage duration. The Fund typically maintained a duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates) of 1.5 years or less.

PORTFOLIO COMPOSITION***

Corporate Bonds	33.7%
Asset-Backed Securities	20.9
Collateralized Mortgage Obligations	12.7
Commercial Mortgage-Backed Securities	2.3
Certificate of Deposit	1.7
Short-Term Investments	28.7

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments as of August 31, 2008. The Fund’s composition is subject to change.

6   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2008

	INCEPTION DATE	6 MONTH	1 YEAR	5 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	11/30/01	(4.85)%	(7.60)%	0.71%	0.93%

LIFE OF FUND PERFORMANCE (11/30/01 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2001.

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Enhanced Income Fund and the Merrill Lynch USD LIBOR 3 Month Constant Maturity Index from November 30, 2001 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Merrill Lynch USD LIBOR 3 Month Constant Maturity Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The Merrill Lynch USD LIBOR 3 Month Constant Maturity Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar denominated deposits. LIBOR is an abbreviation for the “London Interbank Offered Rate”. Similar to the Fed Funds Rate, it represents the rate at which banks are willing to loan each other reserves. The LIBOR is an average of the rate charged on dollar-denominated deposits traded between banks in London. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   7

JPMorgan Real Return Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	September 1, 2005
Fiscal Year End	Last Day of February
Net Assets as of 8/31/2008 (In Thousands)	$84,248
Primary Benchmark	Lehman Brothers U.S. TIPS Index*
Average Credit Quality	AAA
Duration	7.9 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Real Return Fund, which seeks to maximize inflation protected return,** returned –2.33%*** (Select Class Shares) for the six months ended August 31, 2008, compared to the –0.04% return for the Lehman Brothers U.S. TIPS Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to its non treasury holdings including mortgages, enhanced cash and corporates. (enhanced cash vehicles are short-term investments that strive for higher yields than money market rates with slightly less liquidity) The market faced significant pressure due to liquidity concerns, heightened volatility and deleveraging (raising cash) by banks and hedge funds, led to a flight to quality that helped U.S. Treasury securities but hurt non-Treasury sectors.

On the positive side, inflation-linked securities (TIPS) contributed to performance, buoyed by investors’ expectation that inflation would increase. TIPS also benefited from the market’s continued flight to quality into Treasuries and away from other fixed income areas.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to seek opportunistic, relative-value investments in TIPS and non-inflation linked securities, domestically and globally. We balanced top-down macroeconomic themes with bottom-up security selection. In addition, we employed interest rate management as part of our investment and risk management strategy.

PORTFOLIO COMPOSITION****

U.S. Treasury Obligations	89.1%
Foreign Government Securities	2.3
Collateralized Mortgage Obligations	1.7
Asset-Backed Securities	1.0
Options Purchased	1.0
Others (each less than 1.0%)	0.9
Short-Term Investments	4.0

*	On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

****	Percentages indicated are based upon total investments as of August 31, 2008. The Fund’s composition is subject to change.

8   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2008

	INCEPTION DATE OF CLASS	6 MONTH	1 YEAR	SINCE INCEPTION
CLASS A SHARES	9/1/05
Without Sales Charge		(2.45)%	8.15%	3.28%
With Sales Charge*		(6.15)	4.12	1.97
CLASS C SHARES	9/1/05
Without CDSC		(2.59)	7.64	2.78
With CDSC**		(3.59)	6.64	2.78
SELECT CLASS SHARES	9/1/05	(2.33)	8.35	3.56
INSTITUTIONAL CLASS SHARES	9/1/05	(2.24)	8.50	3.72

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/1/05 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 1, 2005.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Real Return Fund, Lehman Brothers U.S. TIPS Index and Lipper Treasury Inflation Protected Securities Funds Index from September 1, 2005 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month preceding the Fund’s inception. The performance of the Lehman Brothers U.S. TIPS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Treasury Inflation Protected Securities Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. The Lipper Treasury Inflation Protected Securities Funds Index is an index based on total returns of the 30 largest mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

* On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   9

JPMorgan Short Term Bond Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	September 13, 1993
Fiscal Year End	Last Day of February
Net Assets as of 8/31/2008 (In Thousands)	$45,470
Primary Benchmark	Merrill Lynch 1–3 Year Treasury Index
Average Credit Quality	A+
Duration	1.6 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Short Term Bond Fund, which seeks to provide high total return, consistent with low volatility of principal,* returned –5.69%** (Institutional Class Shares) for the six months ended August 31, 2008, compared to the 0.25% return of the Merrill Lynch 1–3 Year Treasury Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to its allocation in mortgage-backed securities (MBS). The mortgage market faced significant pressure due to liquidity concerns, heightened volatility and deleveraging (raising cash) by banks and hedge funds. Spreads widened to an all-time high, as margin calls forced several hedge funds to liquidate their mortgage holdings. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. Investment-grade corporate securities, especially financial holdings, also hurt returns.

On the positive side, commercial mortgage-backed securities (CMBS) helped returns. Security selection in the CMBS sector drove results. Collateralized mortgage obligations also contributed to performance.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to balance top-down macroeconomic themes with bottom-up security selection. In addition, we employed interest rate management as part of our investment and risk management strategies.

PORTFOLIO COMPOSITION***

Asset-Backed Securities	33.6%
U.S. Treasury Obligations	15.1
Corporate Bonds	12.2
Collateralized Mortgage Obligations	9.8
Foreign Government Securities	1.1
Short-Term Investments	28.2

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments as of August 31, 2008. The Fund’s composition is subject to change.

10   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2008

	INCEPTION DATE OF CLASS	6 MONTH	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		(5.92)%	(4.86)%	0.79%	2.88%
With Sales Charge*		(8.02)	(6.96)	0.33	2.64
SELECT CLASS SHARES	9/10/01	(5.89)	(4.74)	0.97	3.02
INSTITUTIONAL CLASS SHARES	9/13/93	(5.69)	(4.51)	1.24	3.29

*	Sales Charge for Class A Shares is 2.25%

TEN YEAR PERFORMANCE (8/31/98 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 13, 1993 and prior to September 7, 2001 operated in a master feeder structure. The returns for the Institutional Class Shares prior to September 7, 2001 reflect the performance of the institutional feeder of the Short Term Bond Portfolio, whose historical expenses were substantially similar to those of the Institutional Class Shares. The returns for the Select Class and Class A Shares prior to their inception date reflect the performance of the retail feeder. The historical expenses of the retail feeder are substantially similar to those of the Select Class Shares and lower than the expenses of the Class A Shares (during this period, therefore, the performance of Class A Shares would have been lower).

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Short Term Bond Fund, the Merrill Lynch 1–3 Year Treasury Index and the Lipper Short Investment Grade Bond Funds Index from August 31, 1998 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Merrill Lynch 1–3 Year Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short Investment Grade Bond Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Merrill Lynch 1–3 Year Treasury Index is an unmanaged index that measures the return of Treasury notes and bonds with maturities of one to three years. The Lipper Short Investment Grade Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   11

JPMorgan Short Term Bond Fund II

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	November 30, 1990
Fiscal Year End	Last Day of February
Net Assets as of 8/31/2008 (In Thousands)	$202,708
Primary Benchmark	Lehman Brothers 1–3 Year U.S. Government Bond Index*
Average Credit Quality	AA+
Duration	1.7 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Short Term Bond Fund II, which seeks a high level of income, consistent with preservation of capital,** returned –2.80%*** (Select Class Shares) for the six months ended August 31, 2008, compared to the 0.25% return of the Lehman Brothers 1–3 Year U.S. Government Bond Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to its allocation in mortgage-backed securities (MBS). The mortgage market faced significant pressure due to liquidity concerns, heightened volatility and deleveraging (raise cash) by banks and hedge funds. Spreads widened to an all-time high, as margin calls forced several hedge funds to liquidate their mortgage holdings. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. Investment-grade corporate securities, especially financial holdings, also hurt returns.

On the positive side, commercial mortgage-backed securities (CMBS) helped returns. Security selection in the CMBS sector drove results. Collateralized mortgage obligations also contributed to performance.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to balance top-down macroeconomic themes with bottom-up security selection across a global set of opportunities. We also employed interest rate management as part of our investment and risk management strategies. In addition, we utilized allocations in a broad range of sectors, including emerging market debt, while tactically managing duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates).

PORTFOLIO COMPOSITION****

U.S. Government Agency Securities	34.7%
Corporate Bonds	18.5
Asset-Backed Securities	16.0
Commercial Mortgage Backed Securities	11.8
Collateralized Mortgage Obligations	9.1
Foreign Government Securities	2.3
Short-Term Investments	7.6

*	On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

****	Percentages indicated are based upon total investments as of August 31, 2008. The Fund’s composition is subject to change.

12   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2008

	INCEPTION DATE OF CLASS	6 MONTH	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/6/96
Without Sales Charge		(2.83)%	(1.58)%	1.57%	3.15%
With Sales Charge*		(4.99)	(3.75)	1.11	2.92
CLASS M SHARES	7/1/99
Without Sales Charge		(2.95)	(1.82)	1.32	2.92
With Sales Charge**		(4.43)	(3.31)	1.00	2.77
SELECT CLASS SHARES	11/30/90	(2.80)	(1.33)	1.83	3.44

*	Sales Charge for Class A Shares is 2.25%.

**	Sales Charge for Class M Shares is 1.50%.

TEN YEAR PERFORMANCE (8/31/98 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class M Shares prior to their inception date are based on the performance of the Class A Shares. The actual returns of the Class M Shares would have been lower than shown because Class M Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Short Term Bond Fund II, the Lehman Brothers 1–3 Year U.S. Government Bond Index and the Lipper Short Investment Grade Bond Funds Index from August 31, 1998 to August 31, 2008. The performance of the Fund assumes reinvestments of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers 1–3 Year U.S. Government Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short Investment Grade Bond Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers 1–3 Year U.S. Government Bond Index is an unmanaged index composed of securities in the U.S. Government Bond Index with maturities of one to three years. The Lipper Short Investment Grade Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

* On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   13

JPMorgan Strategic Income Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	March 17, 1997
Fiscal Year End	Last Day of February
Net Assets as of 8/31/2008 (In Thousands)	$11,551
Primary Benchmark	Lehman Brothers U.S. Aggregate Index*
Average Credit Quality	AA–
Duration	6.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Strategic Income Fund, which seeks to provide high total return primarily from a portfolio of fixed income investments of foreign and domestic issuers and counterparties,** returned –2.69%*** (Institutional Class Shares) for the six months ended August 31, 2008, compared to the 0.18% return of the Lehman Brothers U.S. Aggregate Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to its allocation in mortgage-backed securities (MBS). The mortgage market faced significant pressure due to liquidity concerns, heightened volatility and deleveraging (raising cash) by banks and hedge funds. Spreads widened to an all-time high, as margin calls forced several hedge funds to liquidate their mortgage holdings. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. The Fund’s MBS were slightly more volatile than those represented in the benchmark. This factor, combined with an overweight in the mortgage sector, detracted from performance. Investment-grade corporate securities, especially financial holdings, also hurt returns.

On the positive side, allocations in high-yield (junk bonds) and agency securities contributed to performance. General spread-tightening, security selection and tactical reduction in the Fund’s exposure to high-yield securities helped returns. A bias toward higher-coupon mortgages also helped returns.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to balance top-down macroeconomic themes with bottom-up security selection across a global set of opportunities. In addition, we employed interest- rate-management strategies, including allocations to actively managed higher-volatility sectors.

LONG POSITIONS PORTFOLIO COMPOSITION****

Corporate Bonds	22.6%
Mortgage Pass-Through Securities	22.2
U.S. Treasury Obligations	19.0
Foreign Government Securities	10.3
Collateralized Mortgage Obligations	5.3
Asset-Backed Securities	3.8
Commercial Mortgage Backed Securities	2.7
Options Purchased	1.4
Others (each less than 1.0%)	0.7
Short-Term Investments	12.0

LONG POSITIONS SUMMARY OF
INVESTMENTS BY COUNTRY****

United States	82.1%
Dominican Republic	2.4
United Kingdom	2.2
Russia	1.5
Mexico	1.3
Colombia	1.1
Others (each less than 1.0%)	9.4

*	On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

****	Percentages indicated are based upon total long investments as of August 31, 2008. The Fund’s composition is subject to change.

14   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2008

	INCEPTION DATE OF CLASS	6 MONTH	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		(2.73)%	0.45%	3.68%	4.24%
With Sales Charge*		(6.37)	(3.32)	2.89	3.84
CLASS B SHARES	2/19/05
Without CDSC		(2.95)	0.06	3.32	4.06
With CDSC**		(7.95)	(4.94)	2.97	4.06
CLASS C SHARES	2/19/05
Without CDSC		(2.95)	(0.04)	3.33	4.06
With CDSC***		(3.95)	(1.04)	3.33	4.06
SELECT CLASS SHARES	9/10/01	(2.59)	0.81	3.96	4.45
INSTITUTIONAL CLASS SHARES	3/17/97	(2.69)	0.72	4.20	4.75

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/98 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective June 16, 2006, the Fund’s investment objective and strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current objective and strategies.

The Fund commenced operations on March 17, 1997 and prior to September 7, 2001 operated in a master feeder structure. The returns for the Institutional Class Shares prior to September 7, 2001 reflect the performance of the institutional feeder of the Global Strategic Income Portfolio, whose historical expenses were substantially similar to those of the Institutional Class Shares. The returns for the Select Class and Class A Shares prior to their inception date reflect the performance of the retail feeder. The historical expenses of the retail feeder are substantially similar to those of the Select Class Shares and lower than the expenses of the Class A Shares (during this period, therefore, the performance of Class A Shares would have been lower). Returns for Class B and Class C Shares prior to inception dates are based on the performance of Class A Shares which has lower expenses to those of Class B and Class C Shares (during this period, therefore, the performance of Class B and Class C Shares would have been lower).

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Strategic Income Fund, the Lehman Brothers U.S. Aggregate Index and the Lipper Multi-Sector Income Funds Index from August 31, 1998 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Multi-Sector Income Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

* On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   15

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — 130.3%
	Asset-Backed Securities — 7.6%
2,240	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 2.65%, 04/25/36 (m)	1,898
84	American Express Credit Account Master Trust, Series 2004-C, Class C, VAR, 2.97%, 02/15/12 (e) (m)	82
650	Bank of America Credit Card Trust, Series 2006-C4, Class C4, VAR, 2.70%, 11/15/11 (m)	635
	Capital One Prime Auto Receivables Trust,
491	Series 2005-1, Class A4, VAR, 2.49%, 04/15/11 (m)	489
775	Series 2007-1, Class A2, 5.43%, 02/15/10 (m)	778
1,010	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, VAR, 2.68%, 01/09/12 (m)	965
2,085	Citigroup Mortgage Loan Trust, Inc., Series 2007-12, Class 2A1, 6.50%, 10/25/36 (e) (m)	1,517
17	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	17
	Countrywide Asset-Backed Certificates,
1,397	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	1,177
8	Series 2004-1, Class 3A, VAR, 2.75%, 04/25/34 (m)	7
590	Series 2004-1, Class M1, VAR, 2.97%, 03/25/34 (m)	448
480	Series 2004-1, Class M2, VAR, 3.02%, 03/25/34 (m)	407
161	Series 2005-3, Class AF3, VAR, 4.82%, 08/25/35 (m)	159
420	Series 2005-11, Class AF3, VAR, 4.78%, 02/25/36 (m)	361
	Countrywide Home Equity Loan Trust,
112	Series 2004-1, Class A, VAR, 2.76%, 02/15/34 (m)	79
133	Series 2004-K, Class 2A, VAR, 2.77%, 02/15/34 (m)	96
991	Ford Credit Auto Owner Trust, Series 2007-A, Class A2A, 5.42%, 04/15/10 (m)	997
25	GE Equipment Small Ticket LLC, Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	25
	GSAMP Trust,
7	Series 2004-OPT, Class A1, VAR, 2.81%, 11/25/34 (m)	5
366	Series 2005-WMC2, Class A2B, VAR, 2.73%, 11/25/35 (m)	348
5,112	Helios Finance LP, (Cayman Islands), Series 2007-S1, Class B1, VAR, 3.17%, 10/20/14 (e) (f) (i)	2,812
2,240	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class 2A3, VAR, 2.66%, 01/25/36 (m)	1,708
	K2 (USA) LLC,
2,500	VAR, 5.62%, 02/15/10 (f) (i) (s) (v)	—
8,000	Series 2, VAR, 5.61%, 02/15/11 (f) (i) (s) (v)	—
9,000	Series 2007-2D, VAR, 5.81%, 02/15/10 (f) (i) (s) (v)	—
8,500	Series 2007-2I, VAR, 5.81%, 02/15/10 (f) (i) (s) (v)	—
9,000	Series 2007-2J, VAR, 5.81%, 02/15/11 (f) (i) (s) (v)	—
456	Lehman XS Trust, Series 2005-7N, Class 1A1A, VAR, 2.74%, 12/25/35 (m)	296
3,100	Links Finance LLC, VAR, 3.05%, 09/15/08 (e) (f) (i) (s)	—
	Long Beach Mortgage Loan Trust,
910	Series 2004-1, Class M1, VAR, 2.97%, 02/25/34 (m)	693
610	Series 2004-1, Class M2, VAR, 3.02%, 02/25/34 (m)	456
670	Series 2004-3, Class M1, VAR, 3.04%, 07/25/34 (m)	511
	MASTR Asset Backed Securities Trust,
696	Series 2006-AB1, Class A1, VAR, 2.61%, 02/25/36 (m)	687
2,240	Series 2006-NC1, Class A3, VAR, 2.66%, 01/25/36 (m)	1,952
1,790	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, VAR, 2.60%, 06/25/37 (m)	1,416
610	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 2.92%, 03/25/35 (m)	437
1,200	Newcastle Mortgage Securities Trust, Series 2006-1, Class A2, VAR, 2.59%, 03/25/36 (m)	1,188
	Option One Mortgage Loan Trust,
209	Series 2003-1, Class A2, VAR, 3.31%, 02/25/33 (m)	171
140	Series 2003-5, Class A2, VAR, 2.79%, 08/25/33 (m)	123
849	Peco Energy Transition Trust, Series 2000-A, Class A3, 7.63%, 03/01/10 (m)	866
1,190	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15 (m)	1,265
677	Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI2, VAR, 2.70%, 01/25/36 (m)	600
	Residential Asset Securities Corp.,
112	Series 2002-KS4, Class AIIB, VAR, 2.97%, 07/25/32 (m)	98
160	Series 2003-KS5, Class AIIB, VAR, 3.05%, 07/25/33 (m)	114

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Asset-Backed Securities — Continued
71	Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B, VAR, 2.72%, 06/25/36 (m)	70
	Wachovia Asset Securitization, Inc.,
242	Series 2002-HE2, Class A, VAR, 2.90%, 12/25/32 (m)	184
150	Series 2003-HE3, Class A, VAR, 2.72%, 11/25/33 (m)	119
	Total Asset-Backed Securities (Cost $72,429)	26,256
	Collateralized Mortgage Obligations — 20.3%
	Agency CMO — 2.4%
	Federal Home Loan Mortgage Corp., REMICS,
108	Series 2508, Class PE, 5.50%, 05/15/28 (m)	109
4,231	Series 2701, Class ST, IF, IO, 4.53%, 08/15/21 (m)	333
345	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	2
677	Series 2772, Class GI, IO, 5.00%, 11/15/22 (m)	11
2,566	Series 2779, Class SM, IF, IO, 4.68%, 10/15/18 (m)	235
503	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	8
5,596	Series 2861, Class GS, IF, IO, 4.73%, 01/15/21 (m)	294
1,969	Series 2891, Class LI, IO, 5.00%, 06/15/24 (m)	61
1,845	Series 2931, Class GA, 5.00%, 11/15/28 (m)	1,868
1,492	Series 2971, Class PI, IO, 5.50%, 03/15/26 (m)	89
245	Series 2980, Class QB, 6.50%, 05/15/35 (m)	253
2,837	Series 3149, Class IU, IO, 6.00%, 09/15/25 (m)	207
6,442	Series 3174, Class SA, IF, IO, 5.23%, 04/15/36 (m)	857
	Federal National Mortgage Association Whole Loan,
62	Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	61
870	Series 2003-W6, Class 1A41, 5.40%, 10/25/42 (m)	864
	Federal National Mortgage Association, REMICS,
1,656	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	143
978	Series 2007-50, Class CS, HB, IF, 24.82%, 09/25/32 (m)	1,030
6,887	Federal National Mortgage Association, STRIPS, Series 378, Class 5, IO, 5.00%, 07/01/36 (m)	1,729
	Government National Mortgage Association,
22	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	—	(h)
586	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	10
		8,164
	Non-Agency CMO — 17.9%
	Adjustable Rate Mortgage Trust,
110	Series 2005-4, Class 7A2, VAR, 2.70%, 08/25/35 (m)	70
525	Series 2005-5, Class 6A21, VAR, 2.70%, 09/25/35 (m)	305
95	Series 2005-6A, Class 2A1, VAR, 2.78%, 11/25/35 (m)	62
4,247	American Home Mortgage Assets, Series 2006-2, Class 2A1, VAR, 2.66%, 09/25/46 (m)	2,602
12,252	CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.00%, 11/25/36 (m)	9,762
	Countrywide Alternative Loan Trust,
1,738	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	1,321
3,670	Series 2006-OA1, Class 2A1, VAR, 2.68%, 03/20/46 (m)	2,311
2,981	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	2,804
	CS First Boston Mortgage Securities Corp.,
166	Series 2003-29, Class 7A1, 6.50%, 12/25/33 (m)	137
642	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	641
2,690	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2006-AR1, Class 1A2, VAR, 2.68%, 02/25/36 (m)	2,227
1,058	Granite Master Issuer plc, (United Kingdom), Series 2006-2, Class A4, VAR, 2.83%, 12/20/54 (m)	984
5,171	Greenpoint Mortgage Funding Trust, Series 2006-OH1, Class A1, VAR, 2.65%, 01/25/37 (m)	3,201
	Harborview Mortgage Loan Trust,
1,501	Series 2005-3, Class 2A1A, VAR, 2.71%, 06/19/35 (m)	909
2,149	Series 2005-13, Class 2A11, VAR, 2.75%, 02/19/36 (m)	1,399
956	Series 2006-8, Class 2A1A, VAR, 2.66%, 08/21/36 (m)	594
	Indymac Index Mortgage Loan Trust,
271	Series 2004-AR7, Class A1, VAR, 2.91%, 09/25/34 (m)	145
9,615	Series 2006-AR2, Class 4A1, VAR, 5.93%, 09/25/36 (m)	6,257
5,538	Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.50%, 09/25/37 (m)	4,467
	RESI Finance LP, (Cayman Islands),
2,805	Series 2003-C, Class B3, VAR, 3.86%, 09/10/35 (e) (m)	1,964
535	Series 2003-C, Class B4, VAR, 4.06%, 09/10/35 (e) (m)	353

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   17

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Non-Agency CMO — Continued
591	Series 2003-D, Class B3, VAR, 3.76%, 12/10/35 (e) (m)	416
856	Series 2003-D, Class B4, VAR, 3.96%, 12/10/35 (e) (m)	567
1,018	Series 2005-A, Class B3, VAR, 3.04%, 03/10/37 (e) (m)	584
346	Series 2005-A, Class B4, VAR, 3.14%, 03/10/37 (e) (m)	188
2,543	Residential Accredit Loans, Inc., Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	1,640
174	SACO I, Inc., (Bear Stearns), Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i)	175
423	Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, VAR, 2.70%, 05/25/45 (m)	285
	WaMu Mortgage Pass Through Certificates,
284	Series 2005-AR02, Class 2A21, VAR, 2.80%, 01/25/45 (m)	175
444	Series 2005-AR09, Class A1A, VAR, 2.79%, 07/25/45 (m)	301
486	Series 2005-AR15, Class A1A1, VAR, 2.73%, 11/25/45 (m)	309
289	Series 2005-AR17, Class A1A1, VAR, 2.74%, 12/25/45 (m)	180
892	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 1A, VAR, 2.66%, 07/25/46 (m)	551
	Wells Fargo Mortgage Backed Securities Trust,
628	Series 2003-2, Class A6, 5.25%, 02/25/18 (m)	625
7,983	Series 2003-M, Class A1, VAR, 4.71%, 12/25/33 (m)	7,465
1,235	Series 2006-AR3, Class A1, VAR, 5.70%, 03/25/36 (m)	1,096
5,785	Series 2007-AR4, Class A1, VAR, 6.00%, 08/25/37 (m)	4,538
		61,610
	Total Collateralized Mortgage Obligations (Cost $89,910)	69,774
	Commercial Mortgage-Backed Securities — 4.2%
	Bear Stearns Commercial Mortgage Securities,
2,085	Series 2005-PWR9, Class A4A, 4.87%, 09/11/42 (m)	1,926
1,865	Series 2005-T18, Class A4, VAR, 4.93%, 02/13/42 (m)	1,735
1,125	Series 2005-T20, Class A4A, VAR, 5.30%, 10/12/42 (m)	1,061
	Greenwich Capital Commercial Funding Corp.,
2,425	Series 2005-GG3, Class A4, VAR, 4.80%, 08/10/42 (m)	2,255
2,425	Series 2005-GG3, Class AJ, VAR, 4.86%, 08/10/42 (m)	2,015
	LB-UBS Commercial Mortgage Trust,
22	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	22
970	Series 2006-C1, Class A4, 5.16%, 02/15/31 (m)	881
1,820	Series 2006-C4, Class A4, VAR, 6.08%, 06/15/38 (m)	1,728
1,014	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 2.59%, 09/15/21 (e) (m)	947
1,170	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.84%, 05/12/39 (m)	1,098
785	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	757
170	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.08%, 03/15/42 (m)	160
	Total Commercial Mortgage-Backed Securities (Cost $15,919)	14,585
	Corporate Bonds — 47.3%
	Aerospace & Defense — 0.1%
515	L-3 Communications Corp., 5.88%, 01/15/15 (m)	485
	Auto Components — 0.4%
218	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15 (m)	224
585	Tenneco, Inc., 8.13%, 11/15/15 (m)	525
	TRW Automotive, Inc.,
360	7.00%, 03/15/14 (e) (m)	317
365	7.25%, 03/15/17 (e) (m)	314
		1,380
	Beverages — 0.5%
830	Constellation Brands, Inc., 7.25%, 09/01/16 (m)	813
960	Dr. Pepper Snapple Group, Inc., 6.82%, 05/01/18 (e) (m)	978
		1,791
	Capital Markets — 5.2%
850	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	848
1,340	Credit Suisse Guernsey Ltd., (Switzerland), VAR, 3.49%, 05/15/17 (m) (x)	998
1,845	Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37 (m)	1,623
485	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co., PIK, 8.88%, 04/01/15 (m)	484
1,790	Lehman Brothers Holdings Capital Trust V, VAR, 5.86%, 05/31/12 (m) (x)	935
	Lehman Brothers Holdings, Inc.,
3,140	VAR, 2.91%, 08/21/09 (m)	2,948
1,120	VAR, 2.95%, 05/25/10 (m)	1,023

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Capital Markets — Continued
	Merrill Lynch & Co., Inc.,
1,355	6.05%, 08/15/12 (m)	1,299
1,010	VAR, 3.00%, 11/01/11 (m)	892
850	VAR, 3.05%, 02/06/09 (m)	834
	Morgan Stanley,
1,470	5.45%, 01/09/17 (m)	1,280
810	5.63%, 01/09/12 (m)	795
1,120	VAR, 2.90%, 05/07/10 (m)	1,078
2,400	VAR, 2.91%, 02/09/09 (m)	2,379
630	VAR, 4.90%, 05/14/10 (m)	623
		18,039
	Chemicals — 0.8%
480	Huntsman LLC, 11.50%, 07/15/12 (m)	502
580	Ineos Group Holdings plc, (United Kingdom), 8.50%, 02/15/16 (e) (m)	371
	Nalco Co.,
290	7.75%, 11/15/11 (m)	294
450	8.88%, 11/15/13 (m)	468
705	PolyOne Corp., 8.88%, 05/01/12 (m)	703
490	Terra Capital, Inc., 7.00%, 02/01/17 (m)	476
		2,814
	Commercial Banks — 4.3%
2,380	Deutsche Bank AG, (Germany), 5.38%, 10/12/12 (m)	2,393
670	Glitnir Banki HF, (Iceland), VAR, 2.95%, 10/15/08 (e) (m)	669
1,040	HBOS plc, (United Kingdom), VAR, 5.92%, 10/01/15 (e) (m) (x)	673
715	HSBC Bank USA N.A., 7.00%, 01/15/39 (m)	709
1,195	ICICI Bank Ltd., (India), VAR, 3.33%, 01/12/10 (e) (m)	1,161
3,360	Korea Development Bank, (South Korea), VAR, 2.93%, 04/03/10 (m)	3,318
1,520	Royal Bank of Scotland Group plc, (United Kingdom), VAR, 7.64%, 09/29/17 (m) (x)	1,284
2,535	Shinsei Finance II, (Cayman Islands), VAR, 7.16%, 07/25/16 (e) (m) (x)	1,622
2,020	VTB 24 Capital S.A. for Bank VTB 24 OSJC, (Ireland), VAR, 3.50%, 12/07/09	1,962
1,045	Woori Bank, (South Korea), VAR, 5.75%, 03/13/14 (e) (m)	1,045
		14,836
	Commercial Services & Supplies — 0.4%
590	ACCO Brands Corp., 7.63%, 08/15/15 (m)	496
	Allied Waste North America, Inc.,
475	7.25%, 03/15/15 (m)	481
225	7.38%, 04/15/14 (m)	227
185	Corrections Corp. of America, 6.25%, 03/15/13 (m)	181
		1,385
	Consumer Finance — 0.6%
1,270	Ford Motor Credit Co. LLC, 7.80%, 06/01/12 (m)	943
595	GMAC LLC, 6.88%, 08/28/12 (m)	349
650	John Deere Capital Corp., 5.35%, 04/03/18 (m)	643
		1,935
	Containers & Packaging — 0.2%
275	Owens Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	283
510	Smurfit-Stone Container Enterprises, Inc., 8.38%, 07/01/12 (m)	448
		731
	Diversified Consumer Services — 0.2%
350	Service Corp. International, 7.38%, 10/01/14 (m)	341
445	Stewart Enterprises, Inc., 6.25%, 02/15/13 (m)	430
		771
	Diversified Financial Services — 3.2%
1,615	Allstate Life Global Funding Trusts, 5.38%, 04/30/13 (m)	1,613
275	Bank of America Corp., 5.65%, 05/01/18 (m)	254
	Citigroup, Inc.,
1,470	5.50%, 04/11/13 (m)	1,418
2,240	6.50%, 08/19/13 (m)	2,242
195	Digicel Group Ltd., (Bermuda), 8.88%, 01/15/15 (e) (m)	183
2,065	General Electric Capital Corp., 5.88%, 01/14/38 (m)	1,859
1,340	Genworth Life Institutional Funding Trust, 5.88%, 05/03/13 (e) (m)	1,282
2,255	Goldman Sachs Capital II, VAR, 5.79%, 06/01/12 (m) (x)	1,398
740	QBE Capital Funding II LP, (United Kingdom), VAR, 6.80%, 06/01/17 (e) (m) (x)	600
		10,849
	Diversified Telecommunication Services — 1.6%
1,175	AT&T, Inc., 6.40%, 05/15/38 (m)	1,123
665	Nordic Telephone Co. Holdings, (Denmark), 8.88%, 05/01/16 (e) (m)	640
	Qwest Communications International, Inc.,
385	7.25%, 02/15/11 (m)	369
44	VAR, 6.30%, 02/15/09 (m)	44
150	Qwest Corp., 8.88%, 03/15/12 (m)	151
375	Telecom Italia Capital S.A., (Luxembourg), 7.72%, 06/04/38 (m)	366

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   19

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Diversified Telecommunication Services — Continued
1,620	Telefonica Emisiones S.A.U., (Spain), 5.86%, 02/04/13 (m)	1,622
925	Verizon Communications, Inc., 6.40%, 02/15/38 (m)	861
490	Wind Acquisition Finance S.A., (Luxembourg), 10.75%, 12/01/15 (e) (m)	502
		5,678
	Electric Utilities — 1.2%
1,585	Abu Dhabi National Energy Co., (United Arab Emirates), 5.62%, 10/25/12 (e) (m)	1,556
900	E.ON International Finance BV, (Netherlands), 5.80%, 04/30/18 (e) (m)	886
270	Mirant Americas Generation LLC, 8.30%, 05/01/11 (m)	275
530	PacificCorp, 5.65%, 07/15/18 (m)	530
235	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e) (m)	235
735	Virginia Electric & Power Co., 6.35%, 11/30/37 (m)	728
		4,210
	Electrical Equipment — 0.1%
225	Baldor Electric Co., 8.63%, 02/15/17 (m)	228
	Electronic Equipment & Instruments — 0.1%
535	NXP BV / NXP Funding LLC, (Netherlands), 9.50%, 10/15/15 (m)	362
	Energy Equipment & Services — 0.2%
585	Transocean, Inc., (Cayman Islands), 6.80%, 03/15/38 (m)	584
	Food & Staples Retailing — 2.1%
1,356	CVS Pass-Through Trust, 6.04%, 12/10/28 (e) (m)	1,252
1,570	CVS/Caremark Corp., VAR, 2.98%, 06/01/10 (m)	1,541
1,380	Kroger Co. (The), 6.40%, 08/15/17 (m)	1,410
1,360	Safeway, Inc., 6.35%, 08/15/17 (m)	1,387
	Wal-Mart Stores, Inc.,
1,245	5.25%, 09/01/35 (m)	1,082
650	5.38%, 04/05/17 (m)	671
		7,343
	Food Products — 0.1%
360	Del Monte Corp., 6.75%, 02/15/15 (m)	338
	Gas Utilities — 0.7%
910	Nakilat, Inc., (Qatar), 6.07%, 12/31/33 (e) (m)	794
830	NGPL PipeCo LLC, 7.12%, 12/15/17 (e) (m)	838
770	Sonat, Inc., 7.63%, 07/15/11 (m)	785
		2,417
	Health Care Equipment & Supplies — 0.5%
1,060	Biomet, Inc., PIK, 10.38%, 10/15/17 (m)	1,113
735	Cooper Cos., Inc. (The), 7.13%, 02/15/15 (m)	706
		1,819
	Health Care Providers & Services — 1.2%
995	Community Health Systems, Inc., 8.88%, 07/15/15 (m)	1,005
	HCA, Inc.,
515	9.25%, 11/15/16 (m)	530
570	PIK, 9.63%, 11/15/16 (m)	575
2,240	UnitedHealth Group, Inc., VAR, 2.98%, 06/21/10 (m)	2,166
		4,276
	Hotels, Restaurants & Leisure — 0.6%
830	McDonald’s Corp., 6.30%, 10/15/37 (m)	826
	MGM Mirage, Inc.,
545	5.88%, 02/27/14 (m)	436
370	6.75%, 04/01/13 (m)	322
455	Vail Resorts, Inc., 6.75%, 02/15/14 (m)	424
		2,008
	Household Durables — 0.5%
	Beazer Homes USA, Inc.,
205	6.50%, 11/15/13 (m)	138
70	6.88%, 07/15/15 (m)	46
670	Jarden Corp., 7.50%, 05/01/17 (m)	596
805	Sealy Mattress Co., 8.25%, 06/15/14 (m)	648
730	Simmons Co., SUB, 10.00%, 12/15/14 (m)	460
		1,888
	Household Products — 0.2%
	Visant Holding Corp.,
510	8.75%, 12/01/13 (m)	486
340	SUB, 8.75%, 12/01/13 (m)	331
		817
	Independent Power Producers & Energy Traders — 0.3%
12	AES Corp. (The), 8.75%, 05/15/13 (e) (m)	12
255	Energy Future Holdings Corp., 10.88%, 11/01/17 (e) (m)	261
635	NRG Energy, Inc., 7.38%, 02/01/16 (m)	627
		900
	Insurance — 4.4%
310	American International Group, Inc., 8.25%, 08/15/18 (e) (m)	306
570	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e) (m)	492
1,885	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	1,639
2,220	Metropolitan Life Global Funding I, 5.13%, 04/10/13 (e) (m)	2,200

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Insurance — Continued
835	Nationwide Financial Services, 6.75%, 05/15/37 (m)	615
1,790	Nationwide Life Global Funding I, VAR, 2.84%, 10/09/09 (e) (m)	1,751
1,435	Principal Life Income Funding Trusts, 5.30%, 04/24/13 (m)	1,433
2,005	Protective Life Secured Trusts, 3.70%, 11/24/08 (m)	2,002
1,790	StanCorp Financial Group, Inc., VAR, 6.90%, 05/29/67 (m)	1,511
3,420	Stingray Pass-Through Trust, (Cayman Islands), 5.90%, 01/12/15 (e) (i)	513
1,855	Swiss RE Capital I LP, (United Kingdom), VAR, 6.85%, 05/25/16 (e) (m) (x)	1,598
1,870	XL Capital Ltd., (Cayman Islands), VAR, 6.50%, 04/15/17 (m) (x)	1,122
		15,182
	IT Services — 0.6%
1,015	Iron Mountain, Inc., 6.63%, 01/01/16 (m)	957
	SunGard Data Systems, Inc.,
370	9.13%, 08/15/13	376
600	10.25%, 08/15/15 (m)	604
		1,937
	Leisure Equipment & Products — 0.1%
450	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e) (m)	403
	Machinery — 0.3%
895	Terex Corp., 8.00%, 11/15/17 (m)	884
	Media — 3.1%
575	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13 (m)	542
215	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	207
930	Comcast Corp., 6.95%, 08/15/37 (m)	907
1,340	Dex Media West LLC/Dex Media Finance Co., 9.88%, 08/15/13 (m)	1,032
870	Dex Media, Inc., SUB, 0.00%, 11/15/13 (m)	505
910	DirecTV Holdings LLC/DirecTV Financing Co., 6.38%, 06/15/15 (m)	858
1,180	Echostar DBS Corp., 7.13%, 02/01/16 (m)	1,086
720	Quebecor Media, Inc., (Canada), 7.75%, 03/15/16 (m)	677
	Time Warner Cable, Inc.,
820	6.55%, 05/01/37 (m)	756
450	7.30%, 07/01/38 (m)	452
	Time Warner, Inc.,
1,505	5.50%, 11/15/11 (m)	1,489
1,820	VAR, 3.03%, 11/13/09 (m)	1,783
250	Videotron Ltee, (Canada), 6.88%, 01/15/14 (m)	243
		10,537
	Metals & Mining — 2.8%
630	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 04/01/15 (m)	661
2,235	Rio Tinto Finance USA Ltd., (Australia), 5.88%, 07/15/13 (m)	2,254
6,720	Xstrata Finance Dubai Ltd., (United Arab Emirates), VAR, 3.15%, 11/13/09 (e)	6,580
		9,495
	Multiline Retail — 0.2%
310	Neiman-Marcus Group, Inc. (The), PIK, 9.00%, 10/15/15 (m)	301
415	Target Corp., 6.50%, 10/15/37 (m)	409
		710
	Multi-Utilities — 1.0%
1,350	Dominion Resources, Inc., 5.15%, 07/15/15 (m)	1,300
1,170	MidAmerican Energy Holdings Co., 6.50%, 09/15/37 (m)	1,167
505	Mirant North America LLC, 7.38%, 12/31/13 (m)	501
610	Veolia Environnement, (France), 6.00%, 06/01/18 (m)	612
		3,580
	Oil, Gas & Consumable Fuels — 5.9%
	Anadarko Petroleum Corp.,
720	6.45%, 09/15/36 (m)	662
2,240	VAR, 3.18%, 09/15/09 (m)	2,221
890	Canadian Natural Resources Ltd., (Canada), 6.25%, 03/15/38 (m)	820
	Chesapeake Energy Corp.,
430	6.50%, 08/15/17 (m)	400
270	7.00%, 08/15/14 (m)	267
2,448	Citic Resources Finance Ltd., (Bermuda), 6.75%, 05/15/14 (e) (m)	2,240
740	EnCana Corp., (Canada), 6.63%, 08/15/37 (m)	704
1,440	Enterprise Operating Products LP, 6.30%, 09/15/17 (m)	1,437
2,740	Gaz Capital S.A. for Gazprom, (Russia), 7.29%, 08/16/37 (e) (m)	2,340
1,514	Gazprom International S.A., (Russia), 7.20%, 02/01/20	1,505
180	Kinder Morgan Energy Partners LP, 6.50%, 02/01/37 (m)	168
665	Nexen, Inc., (Canada), 6.40%, 05/15/37 (m)	596
1,535	ONEOK Partners LP, 5.90%, 04/01/12 (m)	1,549

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   21

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Oil, Gas & Consumable Fuels — Continued
1,853	Qatar Petroleum, (Qatar), 5.58%, 05/30/11 (e) (m)	1,895
1,345	Ras Laffan Liquefied Natural Gas Co., Ltd. III, (Qatar), 5.83%, 09/30/16 (e) (m)	1,319
685	Suncor Energy, Inc., (Canada), 6.85%, 06/01/39 (m)	686
680	Valero Energy Corp., 6.63%, 06/15/37 (m)	600
960	XTO Energy, Inc., 6.38%, 06/15/38	865
		20,274
	Paper & Forest Products — 0.2%
	Georgia-Pacific LLC,
345	7.00%, 01/15/15 (e) (m)	321
285	7.70%, 06/15/15 (m)	266
		587
	Pharmaceuticals — 0.3%
1,035	GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38 (m)	1,036
	Real Estate Investment Trusts (REITs) — 0.2%
	Host Hotels & Resorts LP,
115	6.38%, 03/15/15 (m)	100
530	7.13%, 11/01/13 (m)	500
		600
	Road & Rail — 0.1%
105	Hertz Corp. (The), 8.88%, 01/01/14 (m)	99
195	RSC Equipment Rental, Inc., 9.50%, 12/01/14 (m)	156
7	United Rentals North America, Inc., 6.50%, 02/15/12 (m)	6
		261
	Semiconductors & Semiconductor Equipment — 0.3%
265	Freescale Semiconductor, Inc., PIK, 9.13%, 12/15/14 (m)	207
780	Sensata Technologies BV, (Netherlands), 8.00%, 05/01/14 (m)	663
		870
	Software — 0.2%
310	Open Solutions, Inc., 9.75%, 02/01/15 (e) (m)	220
575	Oracle Corp., 6.50%, 04/15/38 (m)	581
		801
	Specialty Retail — 0.1%
285	Sally Holdings LLC, 9.25%, 11/15/14 (m)	288
	Textiles, Apparel & Luxury Goods — 0.2%
650	Hanesbrands, Inc., VAR, 6.51%, 12/15/14 (m)	562
	Thrifts & Mortgage Finance — 1.2%
2,600	Bancaja U.S. Debt S.A.U., (Spain), VAR, 2.94%, 07/10/09 (e) (m)	2,517
185	Countrywide Financial Corp., VAR, 3.02%, 03/24/09 (m)	180
560	Sovereign Bancorp, Inc., VAR, 2.96%, 03/01/09 (m)	538
1,120	Washington Mutual Bank, VAR, 2.89%, 05/01/09 (m)	943
		4,178
	Tobacco — 0.2%
585	Philip Morris International, Inc., 6.38%, 05/16/38 (m)	575
	Wireless Telecommunication Services — 0.6%
365	Cricket Communications, Inc., 9.38%, 11/01/14 (m)	362
560	MetroPCS Wireless, Inc., 9.25%, 11/01/14 (m)	555
985	Rogers Communications, Inc., (Canada), 6.80%, 08/15/18 (m)	999
		1,916
	Total Corporate Bonds (Cost $177,302)	162,560
	Foreign Government Securities — 6.4%
2,480	Barclays Bank plc, VAR, 0.00%, 04/07/10 (linked to Government of Ghana, VAR, 0.00%, 04/07/10) (e) (i)	1,776
2,100	Citigroup Funding, Inc., 15.00%, 03/12/12 (linked to Dominican Republic Government Bond, 15.00%, 03/09/12) (e) (i)	1,687
TRY 1,610	Credit Suisse, Nassau Branch, 14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (e)	1,248
	Federal Republic of Brazil, (Brazil),
1,745	8.00%, 01/15/18	1,947
1,155	12.25%, 03/06/30	1,958
1,440	Government of Ukraine, (Ukraine), 6.58%, 11/21/16 (e)	1,226
1,970	IIRSA Norte Finance Ltd., (Peru), 8.75%, 05/30/24	2,194
900	National Agricultural Cooperative Federation, (South Korea), VAR, 5.75%, 06/18/14	906
3,810	Republic of Argentina, (Argentina), VAR, 3.00%, 04/30/13	1,796
	Republic of Guatemala, (Guatemala),
1,730	9.25%, 08/01/13	1,950
1,790	10.25%, 11/08/11	2,005
	Russian Federation, (Russia),
380	12.75%, 06/24/28	667
596	SUB, 7.50%, 03/31/30	664
1,710	United Mexican States, (Mexico), 8.00%, 09/24/22	2,061
	Total Foreign Government Securities (Cost $23,497)	22,085

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Loan Participations & Assignments — 1.3%
	Auto Components — 0.2%
	Allison Transmission, Term Loan B,
541	5.22%, 08/07/14	484
355	5.45%, 08/07/14	318
81	5.56%, 08/07/14	72
		874
	Electric Utilities — 0.3%
	Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
258	5.96%, 10/10/14	241
10	6.17%, 10/14/14	9
724	6.30%, 10/10/14	674
		924
	IT Services — 0.3%
	First Data Corp., Initial Tranche B1 Term Loan,
901	5.22%, 09/24/14	826
91	5.55%, 09/24/14	84
		910
	Wireless Telecommunication Services — 0.5%
1,696	Alltel Communications, Tranche B-2 Term Loan, 5.56%, 05/16/15	1,676
	Total Loan Participations & Assignments (Cost $4,472)	4,384
	Mortgage Pass-Through Securities — 34.6%
	Federal Home Loan Mortgage Corp., Gold Pool, 15 Year, Single Family,
79	6.00%, 02/01/11 – 04/01/11 (m)	81
	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
83	6.00%, 01/01/35 (m)	84
26	7.00%, 12/01/25 – 02/01/26 (m)	28
58	7.50%, 10/01/26 – 02/01/27 (m)	63
43	8.00%, 04/01/26 – 07/01/26 (m)	46
—(h)	9.75%, 11/01/08 (m)	—	(h)
1,500	TBA, 5.00%, 09/15/38	1,441
6,545	TBA, 5.50%, 10/15/38	6,435
6,510	TBA, 6.00%, 09/15/38	6,563
	Federal National Mortgage Association, 15 Year, Single Family,
11,500	TBA, 4.50%, 09/25/23	11,137
43,000	TBA, 5.50%, 09/25/23	43,349
7,600	TBA, 6.00%, 09/25/23	7,783
	Federal National Mortgage Association, 30 Year, Single Family,
1,011	6.00%, 10/01/23 – 01/01/29 (m)	1,030
811	6.50%, 04/01/29 – 03/01/35 (m)	836
232	7.00%, 02/01/35 – 03/01/35 (m)	243
26	7.50%, 03/01/35 (m)	28
—(h)	8.00%, 08/01/22 (m)	—	(h)
—(h)	8.50%, 10/01/25 (m)	—	(h)
19,135	TBA, 5.50%, 09/25/38	18,896
13,090	TBA, 6.00%, 09/25/38	13,217
496	Federal National Mortgage Association, Other, 4.96%, 11/01/08 (m)	495
	Government National Mortgage Association, 30 Year, Single Family,
455	7.00%, 09/15/31(m)	484
1	9.00%, 02/15/10 – 04/15/11 (m)	1
2,800	TBA, 6.00%, 09/15/38	2,841
3,700	TBA, 6.50%, 09/15/38	3,811
	Total Mortgage Pass-Through Securities (Cost $116,687)	118,892
	Private Placements — 4.2%
2,855	81 Irving Place, Irving Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.95%, 01/01/29 (f) (i)	2,966
10,286	200 East 57th St., 200 East Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.50%, 01/01/14 (f) (i)	10,675
712	200 East 57th St., 200 East Tenants Corp., Secured by Second Mortgage and Agreement on Co-op Apartment Building in New York City, 6.72%, 01/01/13 (f) (i)	742
	Total Private Placements (Cost $13,853)	14,383
	Supranational — 0.7%
2,240	European Investment Bank, 4.88%, 02/16/16 (m) (Cost $2,237)	2,326
	U.S. Treasury Obligations — 3.2%
	U.S. Treasury Bonds,
550	5.00%, 05/15/37 (m)	601
100	7.25%, 05/15/16 (k)	124
525	U.S. Treasury Inflation Indexed Notes, 2.13%, 04/30/10 (k) (m)	525
	U.S. Treasury Notes,
370	1.75%, 03/31/10 (k)	367
545	2.00%, 02/28/10 (k) (m)	543
355	2.88%, 06/30/10 (k) (m)	359
175	3.38%, 10/15/09 (k)	177
810	3.50%, 02/15/10 (k) (m)	826
465	3.50%, 02/15/18 (m)	456
670	3.88%, 05/15/09 (k) (m)	678
3,460	3.88%, 05/15/18 (m)	3,480
340	4.00%, 02/15/15 (k)	355
775	4.00%, 08/15/18 (m)	787
520	4.38%, 11/15/08 (k) (m)	523

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   23

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
435	4.50%, 09/30/11 (k) (m)	459
85	4.63%, 07/31/09 (k)	87
465	4.88%, 08/15/09 (k) (m)	477
	Total U.S. Treasury Obligations (Cost $10,647)	10,824

SHARES	SECURITY DESCRIPTION	VALUE
	Preferred Stocks — 0.5%
	Insurance — 0.5%
2,000	Axis Capital Holdings Ltd., (Bermuda), 7.50%, 12/01/15 (i) (x) (Cost $2,031)	1,646
	Total Long-Term Investments (Cost $528,984)	447,715

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE ($)
Options Purchased — 0.7%
	Call Options Purchased — 0.7%
82	90 Day Eurodollar Futures, Expiring 09/15/08 @ $97.13, American Style	15
75	90 Day Eurodollar Futures, Expiring 12/15/08 @ $96.88, American Style	47
98	90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.50, American Style	6
75	90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.63, American Style	3

NOTIONAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Receiver Options Purchased on Interest Rate Swaps:
72,165	Expiring 10/09/08. If exercised the Fund receives semi-annually 3.19% and pays quarterly floating 3 month LIBOR expiring 10/14/09, European Style. Counterparty: Barclays Bank plc (r)	138
60,445	Expiring 11/28/08. If exercised the Fund receives semi-annually 2.43% and pays quarterly floating 3 month LIBOR expiring 12/02/09, European Style. Counterparty: Barclays Bank plc (r)	14
60,445	Expiring 11/28/08. If exercised the Fund receives semi-annually 2.43% and pays quarterly floating 3 month LIBOR expiring 12/02/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	14
120,895	Expiring 11/28/08. If exercised the Fund receives semi-annually 3.43% and pays quarterly floating 3 month LIBOR expiring 12/02/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	470
	Receiver Options Purchased on Interest Rate Swaps: — Continued
120,895	Expiring 12/03/08. If exercised the Fund receives semi-annually 2.26% and pays quarterly floating 3 month LIBOR expiring 12/05/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	15
241,790	Expiring 12/03/08. If exercised the Fund receives semi-annually 3.01% and pays quarterly floating 3 month LIBOR expiring 12/05/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	394
125,730	Expiring 12/11/08. If exercised the Fund receives semi-annually 2.88% and pays quarterly floating 3 month LIBOR expiring 12/15/09, European Style. Counterparty: Barclays Bank plc (r)	141
125,730	Expiring 12/11/08. If exercised the Fund receives semi-annually 3.63% and pays quarterly floating 3 month LIBOR expiring 12/15/09, European Style. Counterparty: Barclays Bank plc (r)	674
120,895	Expiring 12/18/08. If exercised the Fund receives semi-annually 2.34% and pays quarterly floating 3 month LIBOR expiring 12/22/09, European Style. Counterparty: Barclays Bank plc (r)	26
241,790	Expiring 12/18/08. If exercised the Fund receives semi-annually 3.09% and pays quarterly floating 3 month LIBOR expiring 12/22/09, European Style. Counterparty: Barclays Bank plc (r)	490
66,470	Expiring 02/12/09. If exercised the Fund receives semi-annually 2.57% and pays quarterly floating 3 month LIBOR expiring 02/17/10, European Style. Counterparty: Deutsche Bank AG, New York (r)	53
	Total Call Options Purchased	2,500

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE ($)
	Put Options Purchased — 0.0% (g)
14	30 Day Federal Funds Futures, Expiring 09/30/08 @ $97.94, American Style	1
25	20 Year U.S. Treasury Bond Futures, Expiring 09/26/08 @ $114.00, American Style	6
24	20 Year U.S. Treasury Bond Futures, Expiring 09/26/08 @ $115.00, American Style	10
	Total Put Options Purchased	17
	Total Options Purchased (Cost $2,460)	2,517

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — 1.9%
	U.S. Treasury Obligation — 0.9%
2,920	U.S. Treasury Bill, 1.80%, 09/04/08 (k) (n) (Cost $2,920)	2,919

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — 1.0%
3,439	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $3,439)	3,439
	Total Short-Term Investments (Cost $6,359)	6,358

SECURITY DESCRIPTION	VALUE

Total Investments — 132.9% (Cost $537,803)	456,590
Liabilities in Excess of Other Assets — (32.9)%	(113,007)
NET ASSETS — 100.0%	343,583

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
40	Euro-Bobl	September, 2008	6,349	3
82	Eurodollar	September, 2008	19,921	27
10	30 Day Federal Funds	October, 2008	4,083	2
138	30 Day Federal Funds	November, 2008	56,321	80
82	2 Year U.S. Treasury Note	December, 2008	17,407	18
228	5 Year U.S. Treasury Note	December, 2008	25,522	5
398	10 Year U.S. Treasury Note	December, 2008	45,969	(55)
20	U.K. Treasury Long Gilt	December, 2008	4,081	4
115	U.S. Long Bond	December, 2008	13,491	(66)
111	90 Day Sterling	June, 2009	24,031	225
160	Eurodollar	June, 2010	38,408	261

	Short Futures Outstanding
(25)	Euro-Bund	September, 2008	(4,187)	(127)
(18)	Eurodollar	September, 2008	(4,373)	28
(197)	2 Year U.S. Treasury Note	December, 2008	(41,819)	(49)
(336)	5 Year U.S. Treasury Note	December, 2008	(37,611)	(23)
(18)	Eurodollar	December, 2008	(4,366)	42
(129)	U.S. Treasury Bond	December, 2008	(15,133)	76
(271)	U.S. Treasury Note	December, 2008	(31,301)	31
(18)	Eurodollar	March, 2009	(4,367)	(28)
(98)	Eurodollar	June, 2009	(23,744)	58
(18)	Eurodollar	September, 2009	(4,352)	40
(18)	Eurodollar	December, 2009	(4,339)	(24)
(18)	Eurodollar	March, 2010	(4,330)	(40)
(18)	Eurodollar	June, 2010	(4,321)	(38)
(80)	Eurodollar	June, 2011	(19,107)	(27)
				423

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   25

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(16,300)	FHLMC, Gold, 30 Year, Single Family, TBA, 5.50%, 09/15/38	(16,071)
(2,205)	FNMA, 15 Year, Single Family, TBA, 5.00%, 09/25/23	(2,184)
(24,800)	FNMA, 30 Year, Single Family, TBA, 5.00%, 09/25/38	(23,839)
(3,405)	FNMA, 30 Year, Single Family, TBA, 6.00%, 10/15/37	(3,428)
(14,350)	FNMA, 30 Year, Single Family, TBA, 6.50%, 09/25/38	(14,758)
	(Proceeds received of $60,025.)	(60,280)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	97.25	09/15/08	62	(2)
90 Day Eurodollar Futures, American Style	97.50	09/15/08	4	— (h)
90 Day Eurodollar Futures, American Style	97.75	09/15/08	102	(1)
90 Day Eurodollar Futures, American Style	98.00	09/15/08	94	(1)
90 Day Eurodollar Futures, American Style	97.13	12/15/08	75	(18)
90 Day Eurodollar Futures, American Style	97.38	12/15/08	75	(7)
90 Day Eurodollar Futures, American Style	98.00	12/15/08	196	(2)
(Premiums received of $208.)				(31)

Receiver Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE ** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.59% semi-annually	12/18/08	12/22/09	241,790	(122)
Barclays Bank plc	2.84% semi-annually	12/18/08	12/22/09	241,790	(255)
Barclays Bank plc	2.89% semi-annually	10/09/08	10/14/09	144,330	(81)
Barclays Bank plc	3.13% semi-annually	12/11/08	12/15/09	125,730	(266)
Barclays Bank plc	3.38% semi-annually	12/11/08	12/15/09	125,730	(446)
Deutsche Bank AG, New York	2.51% semi-annually	12/03/08	12/05/09	241,790	(98)
Deutsche Bank AG, New York	2.76% semi-annually	12/03/08	12/05/09	241,790	(192)
Deutsche Bank AG, New York	2.93% semi-annually	11/28/08	12/02/09	241,790	(312)
(Premiums received of $1,974.)					(1,772)

Receiver/Payer Straddles on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE *** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	4.78% semi-annually	08/27/09	09/03/19	3,430	(229)
(Premiums received of $230.)

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
30 Day Federal Funds Futures, American Style	97.75	09/30/08	28	—	(h)
(Premiums received of $2.)

*	European Style.

**	The Fund would receive quarterly a floating rate based on 3 month LIBOR, if exercised.

***	The Fund would pay/receive quarterly a floating rate based on 3 month LIBOR, if exercised.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Goldman Sachs Capital Management	4.92% semi-annually	3 month LIBOR quarterly	05/18/16	21,650	(1,101)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.EM.9	Barclays Bank plc [1]	Buy	2.65% semi-annually	06/20/13	90	(1)
CDX.EM.9	Barclays Bank plc [2]	Buy	2.65% semi-annually	06/20/13	330	(2)
CDX.EM.9	Barclays Bank plc [3]	Buy	2.65% semi-annually	06/20/13	2,480	(15)
CDX.EM.9	Citibank, N.A. [4]	Buy	2.65% semi-annually	06/20/13	980	(6)
CDX.EM.9	Citibank, N.A. [5]	Buy	2.65% semi-annually	06/20/13	1,930	(12)
CDX.EM.9	HSBC Bank, N.A. [6]	Buy	2.65% semi-annually	06/20/13	640	(4)
CDX.EM.9	Lehman Brothers Special Financing [7]	Buy	2.65% semi-annually	06/20/13	10,540	(66)
CDX.EM.9	Lehman Brothers Special Financing [8]	Buy	2.65% semi-annually	06/20/13	6,850	(43)
CDX.EM.9	Morgan Stanley Capital Services [9]	Buy	2.65% semi-annually	06/20/13	480	(3)
CDX.NA.IG.10	Goldman Sachs Capital Management [10]	Buy	1.55% quarterly	06/20/13	16,100	(127)
CDX.NA.IG.10	Goldman Sachs Capital Management [11]	Buy	1.55% quarterly	06/20/13	13,550	(107)
CDX.NA.IG.10	Lehman Brothers Special Financing [12]	Buy	1.55% quarterly	06/20/13	12,000	(95)
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [13]	Sell	3.50% quarterly	06/20/13	4,000	16
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [14]	Sell	3.50% quarterly	06/20/13	3,650	15
Countrywide Home Loans, Inc., 4.00%, 03/22/11	Lehman Brothers Special Financing	Sell	5.00% quarterly	09/20/08	11,300	116
Countrywide Home Loans, Inc., 4.00%, 03/22/11	Union Bank of Switzerland AG	Sell	6.15% quarterly	09/20/08	10,000	132
Government of Ukraine, 7.65%, 06/11/13	Lehman Brothers Special Financing	Sell	1.69% semi-annually	11/20/11	1,500	(87)
iTraxx.EUR.SRF.9.1	Deutsche Bank AG, New York [15]	Buy	1.65% quarterly	06/20/13	EUR 2,000	(104)
iTraxx.EUR.SRF.9.1	Deutsche Bank AG, New York [16]	Buy	1.65% quarterly	06/20/13	EUR 2,000	(104)
iTraxx.EUR.SRF.9.1	Deutsche Bank AG, New York [17]	Buy	1.65% quarterly	06/20/13	EUR 2,000	(104)
Petroleos de Venezuela S.A., 5.38%, 04/12/27	Deutsche Bank AG, New York	Sell	2.59% semi-annually	05/20/12	1,410	(146)
RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	0.76% semi-annually	02/20/09	18,385	(108)
RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	0.72% semi-annually	03/20/09	1,875	(8)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	0.31% semi-annually	02/20/09	18,385	29
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	0.30% semi-annually	03/20/09	1,875	1
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	0.64% semi-annually	05/20/12	4,700	(393)
						(1,226)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   27

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

[1]	Premiums received of $12.

[2]	Premiums received of $361.

[3]	Premiums received of $30.

[4]	Premiums paid of $7.

[5]	Premiums received of $23.

[6]	Premiums received of $20.

[7]	Premiums received of $132.

[8]	Premiums received of $82.

[9]	Premiums received of $47.

[10]	Premiums received of $1,007.

[11]	Premiums received of $1,137.

[12]	Premiums received of $960.

[13]	Premiums paid of $458.

[14]	Premiums paid of $528.

[15]	Premiums received of $124.

[16]	Premiums received of $127.

[17]	Premiums received of $118.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A. †	FNMA, 30 Year, Single Family, TBA, 5.00%	94.19	09/04/08	24,050	(477)
Citibank, N.A. †	FNMA, 30 Year, Single Family, TBA, 5.50%	97.25	09/04/08	73,330	(1,157)
Citibank, N.A. ††	FNMA, 30 Year, Single Family, TBA, 6.00%	100.24	09/04/08	5,800	48
Citibank, N.A. ††	FNMA, 30 Year, Single Family, TBA, 6.00%	100.28	09/04/08	15,600	122
Citibank, N.A. ††	FNMA, 30 Year, Single Family, TBA, 6.50%	102.38	09/04/08	11,000	57
Credit Suisse International ††	FHLB, 5.38%, 05/18/16	105.04	11/14/08	20,935	53
Deutsche Bank AG, New York †	FHLMC Gold, 30 Year, Single Family, TBA, 6.00%	100.19	09/04/08	93,145	(669)
Deutsche Bank AG, New York †	FNMA, 15 Year, Single Family, TBA, 5.50%	99.13	09/09/08	54,300	(975)
Deutsche Bank AG, New York †	U.S. Treasury Note, 4.25%, 11/15/13	102.38	10/07/08	9,100	6
Deutsche Bank AG, New York ††	FHLMC Gold, 30 Year, Single Family, TBA, 5.00%	94.00	09/04/08	24,900	521
Deutsche Bank AG, New York ††	FNMA, 30 Year, Single Family, TBA, 5.50%	97.25	09/04/08	50,000	789
Deutsche Bank AG, New York ††	FNMA, 15 Year, TBA, Single Family, 5.00%	96.94	09/09/08	8,000	176
Deutsche Bank AG, New York ††	FNMA, 15 Year, Single Family, TBA, 6.00%	101.31	09/09/08	23,000	273
Deutsche Bank AG, New York ††	FHLMC Gold, 30 Year, Single Family, TBA, 5.50%	97.91	10/07/08	31,650	154
Deutsche Bank AG, New York ††	FHLMC, 4.50%, 01/15/14	101.56	11/20/08	10,495	(27)
Lehman Brothers Special Financing ††	FNMA, 15 Year, Single Family, TBA, 6.00%	101.22	09/09/08	36,600	469
Morgan Stanley Capital Services †	FNMA, 15 Year, Single Family, TBA, 6.00%	101.59	09/09/08	65,000	(589)
Morgan Stanley Capital Services ††	FNMA, 30 Year, Single Family, TBA, 5.00%	94.22	09/04/08	31,000	605
Union Bank of Switzerland AG ††	FHLMC Gold, 30 Year, Single Family, TBA, 6.00%	100.16	09/04/08	81,100	608
Union Bank of Switzerland AG ††	FNMA, 30 Year, Single Family, TBA, 5.50%	96.25	09/04/08	8,300	214
Union Bank of Switzerland AG ††	FNMA, 30 Year, Single Family, TBA, 6.50%	102.06	09/04/08	22,000	182
					383

†	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price at termination.

††	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at termination.

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — 96.6%
	Corporate Bonds — 21.7%
	Brazil — 2.3%
BRL 1,730	Citibank N.A., Brazilian Real Notes, 15.00%, 07/02/10	1,098
	Morgan Stanley & Co., Inc., Brazil Linked Notes,
3,950	12.15%, 01/05/22 (e) (m)	4,024
1,000	14.40%, 08/04/16 (e) (m)	1,217
970	Petrobras International Finance Co., 5.88%, 03/01/18 (m)	947
		7,286
	China — 0.2%
715	Citic Resources Finance Ltd., 6.75%, 05/15/14 (e) (m)	654
	Mexico — 0.6%
MXN 40,000	Depfa Bank plc, Zero Coupon, 06/15/15	1,801
	Netherlands — 1.8%
5,540	KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18 (e) (m)	5,658
	Russia — 8.6%
1,945	ALROSA Finance S.A., 8.88%, 11/17/14 (e) (m)	1,969
1,590	Gaz Capital S.A., 6.21%, 11/22/16 (e) (m)	1,434
7,487	Gazprom International S.A., 7.20%, 02/01/20	7,442
	Gazstream S.A. for OAO Gazprom,
2,586	5.63%, 07/22/13 (e)	2,565
1,993	5.63%, 07/22/13 (m)	1,971
	RSHB Capital S.A. for OJSC Russian Agricultural Bank,
3,230	7.13%, 01/14/14 (e) (m)	3,147
720	7.18%, 05/16/13 (e) (m)	705
4,610	7.75%, 05/29/18 (e) (m)	4,325
2,980	TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%, 03/05/14 (e) (m)	2,723
1,600	VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	1,423
		27,704
	Singapore — 0.2%
640	BW Group Ltd., 6.63%, 06/28/17 (e) (m)	558
	Trinidad & Tobago — 1.0%
3,452	National Gas Co. of Trinidad & Tobago Ltd., 6.05%, 01/15/36 (m)	3,218
	Ukraine — 3.5%
	Credit Suisse First Boston International for CJSC The EXIM of Ukraine,
320	6.80%, 10/04/12	289
7,855	7.65%, 09/07/11	7,333
1,840	CS International for City of Kiev Ukraine, 8.25%, 11/26/12 (e)	1,751
1,695	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine, 7.75%, 09/23/09	1,674
		11,047
	United Arab Emirates — 0.7%
2,370	Abu Dhabi National Energy Co., 6.60%, 08/01/13 (e) (m)	2,402
	Venezuela — 2.8%
13,409	Petroleos de Venezuela S.A., 5.25%, 04/12/17	9,118
	Total Corporate Bonds (Cost $72,127)	69,446
	Foreign Government Securities — 74.2%
	Argentina — 3.1%
	Republic of Argentina,
2,120	7.00%, 10/03/15 (m)	1,311
ARS 4,112	VAR, 0.00%, 12/31/33 (m)	1,437
29,304	VAR, 0.62%, 12/15/35 (m)	2,901
ARS 8,480	VAR, 0.63%, 12/31/38 (m)	940
7,500	VAR, 3.13%, 08/03/12 (m)	2,967
ARS 1,060	VAR, 17.65%, 02/10/10 (m)	347
		9,903
	Barbados — 0.2%
	Government of Barbados,
629	6.63%, 12/05/35 (e) (m)	606
	Brazil — 18.1%
5,500	Banco Nacional de Desenvolvimento Economico e Social, VAR, 6.37%, 06/16/18 (e) (m)	5,541
	Federal Republic of Brazil,
5,605	7.13%, 01/20/37 (m)	6,241
9,381	8.00%, 01/15/18 (m)	10,469
2,966	8.25%, 01/20/34 (m)	3,684
1,600	8.75%, 02/04/25 (m)	2,008
800	8.88%, 10/14/19 (m)	993
570	10.13%, 05/15/27 (m)	808
7,188	12.25%, 03/06/30 (m)	12,184
BRL 10,011	12.50%, 01/05/22 (m)	6,614
BRL 7,270	HSBC Bank USA, N.A. VAR, 0.00%, 01/01/17 (linked to Brazilian Real Notes, VAR, 0.00%, 01/01/17)	3,767
BRL 10,055	Lehman Brothers Holdings, Inc., 10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (e) (m)	5,574
		57,883
	Chile — 1.3%
3,650	Government of Chile, 7.13%, 01/11/12 (m)	4,019

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   29

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Colombia — 1.9%
	Republic of Colombia
1,030	7.38%, 01/27/17 (m)	1,133
1,640	7.38%, 09/18/37 (m)	1,798
575	11.75%, 02/25/20 (m)	842
COP 4,212,000	12.00%, 10/22/15	2,325
		6,098
	Costa Rica — 1.3%
3,268	Republic of Costa Rica, 10.00%, 08/01/20 (m)	4,183
	Dominican Republic — 1.8%
	Citigroup Funding, Inc.,
1,205	22.00%, 10/03/11 (linked to Dominican Republic Government Bond, 22.00%, 10/03/11) (e) (i)	1,002
3,565	VAR, 15.00%, 03/12/12 (linked to Dominican Republic Government Bond, VAR, 15.00%, 03/09/12) (e) (i)	2,864
2,065	VAR, 24.00%, 01/11/13 (linked to Dominican Republic Government Bond, VAR, 24.00%, 01/11/13) (e) (i)	1,792
35	Government of Dominican Republic, 9.50%, 09/27/11 (m)	36
		5,694
	Ecuador — 1.1%
3,870	Republic of Ecuador, SUB, 10.00%, 08/15/30	3,425
	Egypt — 1.7%
EGP 17,700	Arab Republic of Egypt, 8.75%, 07/18/12 (e) (m)	3,046
	Citigroup Funding, Inc.,
625	0.00%, 01/08/09 (linked to Egypt Treasury Bill, 0.00%, 01/08/09) (e) (m)	657
1,180	0.00%, 10/09/08 (linked to Egypt Treasury Bill, 0.00%, 10/09/08) (e) (m)	1,286
610	0.00%, 10/16/08 (linked to Egypt Treasury Bill, 0.00%, 10/16/08) (e) (m)	610
		5,599
	El Salvador — 0.8%
2,360	Republic of El Salvador, 8.25%, 04/10/32 (e) (m)	2,549
	Gabon — 1.3%
3,945	Republic of Gabon, 8.20%, 12/12/17 (e) (m)	4,024
	Ghana — 0.7%
1,550	Barclays Bank plc, VAR, 0.00%, 04/07/10 (linked to Government of Ghana, VAR, 0.00%, 04/07/10) (e) (i)	1,110
2,000	Citigroup Funding, Inc., 15.00%, 06/20/12 (linked to Government of Ghana, 15.00%, 06/20/12) (e) (i)	1,287
		2,397
	Guatemala — 2.6%
	Republic of Guatemala,
1,521	8.13%, 10/06/34 (m)	1,745
2,930	9.25%, 08/01/13 (m)	3,304
2,910	10.25%, 11/08/11 (m)	3,259
		8,308
	Indonesia — 2.4%
3,470	Deutsche Bank Financial, Inc., 15.00%, 07/20/18 (linked to Indonesia Government Bond, 15.00%, 07/15/18)	4,506
3,320	Republic of Indonesia, 6.88%, 01/17/18 (e) (m)	3,316
		7,822
	Iraq — 1.2%
5,400	Republic of Iraq, 5.80%, 01/15/28 (e)	3,969
	Mexico — 3.2%
	United Mexican States,
1,800	6.05%, 01/11/40	1,748
2,500	6.75%, 09/27/34	2,694
MXN 9,300	8.00%, 12/19/13 (m)	889
MXN 9,560	9.50%, 12/18/14 (m)	978
MXN 23,000	10.00%, 12/05/24 (m)	2,535
1,085	11.38%, 09/15/16 (m)	1,497
		10,341
	Nigeria — 0.5%
1,490	Citigroup Funding, Inc., VAR, 0.00%, 12/17/10 (linked to Republic of Nigeria, VAR, 0.00%, 12/17/10) (e) (i)	1,464
	Panama — 0.3%
880	Republic of Panama, 7.25%, 03/15/15 (m)	956
	Peru — 2.4%
3,420	IIRSA Norte Finance Ltd., 8.75%, 05/30/24 (m)	3,808
	Republic of Peru,
482	6.55%, 03/14/37 (m)	494
PEN 5,551	6.90%, 08/12/37 (m)	1,637
600	8.38%, 05/03/16 (m)	705
844	9.88%, 02/06/15 (m)	1,042
		7,686
	Philippines — 3.4%
	Republic of Philippines,
4,590	7.75%, 01/14/31 (m)	5,037
5,449	8.25%, 01/15/14 (m)	5,994
		11,031
	Russia — 8.0%
	Russian Federation,
1,326	8.25%, 03/31/10	1,366
3,729	12.75%, 06/24/28 (m)	6,545

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Russia — Continued
15,834	SUB, 7.50%, 03/31/30 (m)	17,635
		25,546
	Trinidad & Tobago — 0.2%
446	Republic of Trinidad & Tobago, 9.75%, 07/01/20 (m)	587
	Turkey — 5.2%
TRY 16,015	Credit Suisse, Nassau Branch, 14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (e)	12,485
	Republic of Turkey,
2,150	6.88%, 03/17/36 (m)	2,021
2,000	12.38%, 06/15/09 (m)	2,134
		16,640
	Uganda — 0.4%
1,280	Citigroup Funding, Inc., VAR, 0.00%, 03/17/11 (linked to Uganda Treasury Bill, 0.00%, 03/17/11) (e) (i)	1,322
	Ukraine — 2.6%
	Government of Ukraine,
4,140	6.58%, 11/21/16 (e) (m)	3,524
2,065	7.65%, 06/11/13	1,970
3,000	VAR, 6.45%, 08/05/09	3,000
		8,494
	Uruguay — 1.9%
	Republic of Uruguay,
UYU 60,000	3.70%, 06/26/37 (m)	3,025
UYU 30,960	5.00%, 09/14/18 (m)	2,046
465	7.50%, 03/15/15 (m)	502
270	7.63%, 03/21/36 (m)	274
379	8.00%, 11/18/22 (m)	402
		6,249
	Venezuela — 6.6%
	Republic of Venezuela,
2,194	8.50%, 10/08/14 (m)	2,052
1,311	8.50%, 10/08/14 (m)	1,219
41	9.25%, 09/15/27 (m)	38
1,160	9.38%, 01/13/34 (m)	1,015
12,756	10.75%, 09/19/13 (m)	13,170
3,149	13.63%, 08/15/18 (m)	3,716
		21,210
	Total Foreign Government Securities (Cost $242,670)	238,005
	Supranational — 0.5%
UYU 29,370	International Bank for Reconstruction & Development, 3.40%, 04/15/17 (m) (Cost $1,491)	1,530
	U.S. Treasury Obligation — 0.2%
	United States — 0.2%
835	U.S. Treasury Note, 3.25%, 12/31/09 (k) (m) (Cost $847)	846
	Total Long-Term Investments (Cost $317,135)	309,827

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 3.8%
	Investment Company — 3.8%
12,045	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $12,045)	12,045
	Total Investments — 100.4% (Cost $329,180)	321,872
	Liabilities in Excess of Other Assets — (0.4)%	(1,301)
	NET ASSETS — 100.0%	320,571

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
235	10 Year U.S. Treasury Note	December, 2008	27,143	(18)
229	U.S. Long Bond	December, 2008	26,865	(133)
	Short Futures Outstanding
(7)	2 Year U.S. Treasury Note	December, 2008	(1,486)	(2)
(438)	5 Year U.S. Treasury Note	December, 2008	(49,029)	(35)
				(188)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   31

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Gazprom International S.A., 7.20%, 02/01/20	Lehman Brothers Special Financing	Buy	1.12% semi-annually	04/20/11	5,180	(111)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	1.90% semi-annually	07/20/10	500	(11)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	1.70% semi-annually	08/20/10	750	(22)
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	1.84% semi-annually	08/20/10	300	(8)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	1.76% semi-annually	09/20/10	400	(9)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	2.03% semi-annually	08/20/11	660	(31)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	1.89% semi-annually	10/20/11	1,670	(80)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	1.75% semi-annually	10/20/11	3,030	(159)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	1.62% semi-annually	11/20/11	740	(45)
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	1.56% semi-annually	04/20/12	530	(38)
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	1.58% semi-annually	04/20/12	350	(25)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	1.38% semi-annually	06/20/12	2,860	(245)
Kazkommertsbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	2.35% semi-annually	03/20/12	350	(49)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	2.30% semi-annually	03/20/12	1,670	(238)
Kazkommertsbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	2.20% semi-annually	03/20/12	640	(93)
Kazkommertsbank International BV, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	2.30% semi-annually	03/20/12	750	(107)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	2.78% semi-annually	06/20/12	510	(52)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	3.55% semi-annually	07/20/12	770	(63)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	3.44% semi-annually	07/20/12	520	(45)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	3.55% semi-annually	07/20/12	960	(67)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	3.40% semi-annually	07/20/12	870	(76)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	2.65% semi-annually	05/20/12	3,100	(314)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	3.55% semi-annually	07/20/12	170	(14)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	3.40% semi-annually	07/20/12	870	(76)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	3.41% semi-annually	07/20/12	870	(76)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	3.28% semi-annually	07/20/12	190	(17)
Petroleos Mexicanos, 9.50%, 09/15/27	Citibank, N.A.	Buy	1.25% semi-annually	06/20/10	1,000	(13)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	3.43% semi-annually	09/20/10	350	(19)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	3.04% semi-annually	10/20/10	750	(53)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	3.38% semi-annually	10/20/10	400	(25)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	2.95% semi-annually	03/20/11	840	(72)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	2.09% semi-annually	09/20/11	550	72
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	1.96% semi-annually	04/20/12	230	(37)
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	2.16% semi-annually	06/20/12	720	(117)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	2.14% semi-annually	06/20/12	1,140	(186)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	2.16% semi-annually	06/20/12	1,430	(232)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	2.08% semi-annually	07/20/12	830	(141)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	2.33% semi-annually	07/20/12	1,450	(235)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	2.59% semi-annually	07/20/12	870	134
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	2.63% semi-annually	07/20/12	870	133
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	2.58% semi-annually	07/20/12	190	29
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Buy	2.62% semi-annually	07/20/12	870	133

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Argentina, 8.28%, 12/31/33	Union Bank of Switzerland AG	Buy	2.62% semi-annually	07/20/12	520	79
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	3.97% semi-annually	11/20/12	6,870	(770)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	3.00% semi-annually	09/20/10	350	(21)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	2.62% semi-annually	10/20/10	750	(36)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	2.90% semi-annually	10/20/10	400	(22)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	1.42% semi-annually	03/20/11	840	(17)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	1.20% semi-annually	09/20/11	280	4
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	1.19% semi-annually	09/20/11	270	3
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	0.81% semi-annually	04/20/12	230	1
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	0.70% semi-annually	06/20/12	720	9
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	0.73% semi-annually	06/20/12	1,140	12
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	0.69% semi-annually	06/20/12	1,430	18
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	0.66% semi-annually	07/20/12	830	12
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	0.71% semi-annually	07/20/12	1,450	19
Republic of Colombia, 10.38%, 01/28/33	Deutsche Bank AG, New York	Buy	0.91% semi-annually	04/20/12	410	4
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	0.98% semi-annually	04/20/12	1,500	10
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	0.98% semi-annually	04/20/12	1,500	10
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	0.96% semi-annually	04/20/12	210	2
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	1.00% semi-annually	04/20/12	750	5
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	0.83% semi-annually	06/20/12	3,990	64
Republic of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	1.85% quarterly	06/20/11	300	1
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	2.05% quarterly	06/20/11	365	2
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	1.85% quarterly	06/20/11	730	1
Republic of Indonesia, 6.75%, 03/10/14	Morgan Stanley Capital Services	Sell	1.27% quarterly	12/20/11	400	(9)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	1.01% quarterly	06/20/12	690	(28)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	1.15% quarterly	09/20/12	3,820	(154)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	0.63% semi-annually	05/20/11	1,600	(41)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	0.60% semi-annually	03/20/12	870	(36)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.54% semi-annually	03/20/12	1,510	(67)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.61% semi-annually	03/20/12	620	(26)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	0.68% semi-annually	08/20/12	3,010	(151)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.66% semi-annually	08/20/12	2,210	(112)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.71% semi-annually	08/20/12	1,090	(53)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	0.62% semi-annually	06/20/12	5,340	(84)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	1.09% semi-annually	05/20/17	2,155	(76)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	0.90% semi-annually	06/20/17	1,380	(69)
Republic of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	1.99% quarterly	06/20/11	300	(3)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	1.99% quarterly	06/20/11	730	(7)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	2.21% quarterly	06/20/11	365	(6)
Republic of Philippines, 10.63%, 03/16/25	Morgan Stanley Capital Services	Buy	1.32% quarterly	12/20/11	400	6
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	1.03% quarterly	06/20/12	690	23
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	1.16% quarterly	09/20/12	3,820	122
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	1.45% semi-annually	07/20/12	370	10
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	1.46% semi-annually	07/20/12	3,850	104
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	2.39% semi-annually	08/20/12	1,000	(4)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	1.94% semi-annually	08/20/12	1,170	15
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	1.72% semi-annually	03/20/12	1,520	(153)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   33

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	1.60% semi-annually	04/20/12	870	(91)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	1.62% semi-annually	04/20/12	410	(43)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	1.61% semi-annually	04/20/12	1,500	(157)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	1.61% semi-annually	04/20/12	1,500	(157)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	1.61% semi-annually	04/20/12	210	(22)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	1.69% semi-annually	04/20/12	750	(76)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	2.18% semi-annually	06/20/12	3,990	(375)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	2.22% semi-annually	06/20/12	860	(80)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	2.03% semi-annually	06/20/12	510	51
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	2.60% semi-annually	07/20/12	170	14
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Buy	2.57% semi-annually	07/20/12	960	82
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	2.55% semi-annually	07/20/12	770	66
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	2.51% semi-annually	07/20/12	1,550	(136)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	3.01% semi-annually	08/20/12	1,680	(127)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	5.70% semi-annually	08/20/12	670	9
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	3.40% semi-annually	08/20/12	90	(6)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	3.12% semi-annually	10/20/12	7,790	(513)
RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	0.76% semi-annually	02/20/09	1,190	(7)
RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	0.72% semi-annually	03/20/09	120	(1)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	0.31% semi-annually	02/20/09	1,190	2
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	0.30% semi-annually	03/20/09	120	— (h)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	0.90% semi-annually	07/20/10	500	— (h)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	1.01% semi-annually	07/20/10	2,000	6
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	0.77% semi-annually	08/20/10	70	— (h)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	0.75% semi-annually	08/20/10	750	2
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	0.90% semi-annually	08/20/10	300	— (h)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	0.53% semi-annually	08/20/11	660	10
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	0.50% semi-annually	11/20/11	740	12
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	0.53% semi-annually	12/20/11	1,360	(23)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	0.51% semi-annually	12/20/11	1,580	(28)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46% semi-annually	12/20/11	1,200	(23)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46% semi-annually	12/20/11	1,270	(25)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	0.48% semi-annually	04/20/12	530	11
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	0.50% semi-annually	04/20/12	350	7
Russian Federation, 7.50%, 03/31/30	Merrill Lynch Capital Services	Sell	1.20% semi-annually	08/20/13	18,250	(77)
Russian Federation, 12.75%, 06/24/28	Morgan Stanley Capital Services	Buy	0.64% semi-annually	09/20/10	400	1
United Mexican States, 7.50%, 04/08/33	Citibank, N.A.	Sell	1.05% semi-annually	06/20/10	1,000	10
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	0.96% semi-annually	07/20/10	2,000	(15)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	0.81% semi-annually	08/20/10	70	— (h)
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	0.64% semi-annually	05/20/12	790	(66)
VTB Capital S.A. for Vneshtorgbank, 7.50%, 10/12/11	Lehman Brothers Special Financing	Sell	1.09% semi-annually	04/20/11	5,180	228
						(5,646)

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

JPMorgan Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 79.3%
	Asset-Backed Securities — 23.2%
88	American Express Credit Account Master Trust, Series 2004-C, Class C, VAR, 2.97%, 02/15/12 (e)	86
500	Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2, VAR, 2.95%, 04/25/35	361
400	Asset Backed Funding Certificates, Series 2005-HE1, Class M2, VAR, 2.91%, 03/25/35	301
181	Bear Stearns Asset Backed Securities Trust, Series 2005-HE3, Class M1, VAR, 2.90%, 03/25/35	171
	Capital One Auto Finance Trust,
750	Series 2007-B, Class A3B, VAR, 2.47%, 04/15/12	722
750	Series 2007-B, Class A4, VAR, 2.50%, 04/15/14	634
307	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, VAR, 2.65%, 12/25/35	286
	Countrywide Asset-Backed Certificates,
117	Series 2004-6, Class 2A4, VAR, 2.92%, 11/25/34	99
39	Series 2005-BC1, Class M2, VAR, 2.91%, 05/25/35	35
534	Countrywide Home Equity Loan Trust, Series 2003-C, Class A, VAR, 2.74%, 05/15/29	358
2,600	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B, VAR, 2.58%, 10/25/36	2,140
2,500	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13, Class A2C, VAR, 2.63%, 10/25/36	1,528
436	Fleet Home Equity Loan Trust, Series 2003-1, Class A, 2.72%, 01/20/33	257
800	HSI Asset Securitization Corp. Trust, Series 2006-OPT3, Class 3A3, VAR, 2.65%, 02/25/36	654
1,500	K2 (USA) LLC, Series 2007-2D, VAR, 5.81%, 02/15/10 (f) (i) (s) (v)	—
2,100	Links Finance LLC, VAR, 3.05%, 09/15/08 (e) (f) (i) (s)	—
150	Morgan Stanley ABS Capital I, Series 2005-HE2, Class M3, VAR, 2.95%, 01/25/35	102
413	New Century Home Equity Loan Trust, Series 2004-3, Class M1, VAR, 3.09%, 11/25/34	314
	Option One Mortgage Loan Trust,
73	Series 2002-1, Class A, VAR, 3.05%, 02/25/32	63
300	Series 2005-2, Class M1, VAR, 2.91%, 05/25/35	228
550	Park Place Securities, Inc., Series 2004-WHQ2, Class M2, VAR, 3.10%, 02/25/35	420
350	Residential Asset Securities Corp., Series 2005-KS11, Class M2, VAR, 2.89%, 12/25/35	162
140	Residential Funding Mortgage Securities II, Inc., Series 2003-HS4, Class AIB, VAR, 2.73%, 01/25/29	85
	Securitized Asset Backed Receivables LLC Trust,
500	Series 2005-OP1, Class M2, VAR, 2.92%, 01/25/35	374
318	Series 2006-OP1, Class A2B, VAR, 2.67%, 10/25/35	312
300	Sigma Finance Corp., (Cayman Islands), VAR, 2.70%, 09/15/08* (e) (f) (i) (s)	240
372	Wachovia Asset Securitization, Inc., Series 2004-HE1, Class A, VAR, 2.69%, 06/25/34	314
1,800	Wells Fargo Home Equity Trust, Series 2006-3, Class A2, VAR, 2.62%, 01/25/37	1,342
1,000	William Street Funding Corp., Series 2005-1, Class A, VAR, 3.07%, 01/23/11 (e) (i)	895
	Total Asset-Backed Securities (Cost $19,869)	12,483
	Certificate of Deposit — 1.9%
1,000	Deutsche Bank AG, (Germany), VAR, 3.30%, 02/16/10 (Cost $1,000)	1,000
	Collateralized Mortgage Obligations — 14.1%
	Agency CMO — 2.3%
	Federal Home Loan Mortgage Corp., REMICS,
1,198	Series 2638, Class KI, IO, 5.00%, 11/15/27	103
684	Series 2686, Class FL, VAR, 2.87%, 03/15/28	678
923	Series 2928, Class IN, IO, 5.00%, 10/15/24	39
898	Series 2975, Class IO, IO, 5.50%, 06/15/26	56
	Federal National Mortgage Association, REMICS,
307	Series 2002-36, Class FT, VAR, 2.97%, 06/25/32	305
1,168	Series 2005-51, Class KI, IO, 5.50%, 01/25/25	52
732	Series 2005-63, Class PK, IO, 5.50%, 10/25/24	26
		1,259
	Non-Agency CMO — 11.8%
	Countrywide Alternative Loan Trust,
1,130	Series 2006-OA2, Class A1, VAR, 2.68%, 05/20/46	689
791	Series 2006-OA21, Class A1, VAR, 2.66%, 03/20/47	492
939	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, VAR, 2.81%, 03/25/35	518
1,091	Harborview Mortgage Loan Trust, Series 2006-14, Class 2A1A, VAR, 2.62%, 03/19/38	675
191	Nomura Asset Acceptance Corp., Series 2006-WF1, Class A1, VAR, 2.57%, 06/25/36	181
	Thornburg Mortgage Securities Trust,
306	Series 2003-2, Class A1, VAR, 3.15%, 04/25/43	290
3,143	Series 2006-6, Class A1, VAR, 2.58%, 11/25/46	3,009

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   35

JPMorgan Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
731	WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1, VAR, 2.76%, 10/25/45	462
		6,316
	Total Collateralized Mortgage Obligations (Cost $9,569)	7,575
	Commercial Mortgage-Backed Securities — 2.6%
500	CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3, 6.39%, 08/15/36	509
501	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	500
423	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 2.59%, 09/15/21 (e)	395
	Total Commercial Mortgage-Backed Securities (Cost $1,436)	1,404
	Corporate Bonds — 37.5%
	Capital Markets — 4.2%
	Citigroup Funding, Inc.,
500	VAR, 2.86%, 03/02/09 (m)	497
400	VAR, 3.68%, 05/08/09 (m)	397
850	Goldman Sachs Group, Inc. (The), VAR, 2.90%, 06/28/10	828
300	Lehman Brothers Holdings Capital Trust V, VAR, 3.64%, 12/31/49 (x)	161
400	Lehman Brothers Holdings, Inc., VAR, 2.91%, 11/16/09	370
		2,253
	Commercial Banks — 10.4%
1,000	BAC Capital Trust XIII, VAR, 3.18%, 03/15/43 (x)	662
1,600	Glitnir Banki HF, (Iceland), VAR, 2.95%, 10/15/08 (e) (m)	1,596
200	ICICI Bank, Ltd., (India), VAR, 3.33%, 01/12/10 (e)	194
500	Rabobank Nederland N.V., (Netherlands), VAR, 3.21%, 05/19/10 (e)	499
750	Wachovia Bank N.A., VAR, 2.76%, 10/03/08	750
1,900	Wells Fargo & Co., VAR, 3.22%, 01/29/10	1,900
		5,601
	Computers & Peripherals — 4.1%
800	Hewlett-Packard Co., VAR, 3.08%, 09/03/09 (m)	802
1,400	IBM International Group Capital LLC, VAR, 3.13%, 07/29/09 (m)	1,405
		2,207
	Consumer Finance — 5.8%
700	American Express Centurion Bank, VAR, 2.53%, 09/22/09 (m)	693
1,000	American Honda Finance Corp., VAR, 3.01%, 09/18/08 (e) (m)	1,000
1,550	International Lease Finance Corp., VAR, 3.03%, 05/24/10	1,395
		3,088
	Diversified Financial Services — 2.5%
800	General Electric Capital Corp., VAR, 2.88%, 06/15/09 (m)	800
600	ZFS Finance USA Trust III, VAR, 3.93%, 12/15/65 (e)	526
		1,326
	Electric Utilities — 0.9%
500	Pepco Holdings, Inc., VAR, 3.31%, 06/01/10	493
	Household Products — 1.6%
850	Procter & Gamble International Funding SCA, (Luxembourg), VAR, 3.03%, 08/19/09	852
	Insurance — 2.4%
500	Allstate Life Global Funding Trusts, VAR, 3.41%, 02/26/10	498
800	Metropolitan Life Global Funding I, 3.80%, 01/20/09 (e)	799
		1,297
	Media — 2.2%
1,000	Time Warner Entertainment Co. LP, 7.25%, 09/01/08	1,000
200	Viacom, Inc., VAR, 3.13%, 06/16/09	198
		1,198
	Multi-Utilities — 1.3%
700	Dominion Resources, Inc., VAR, 2.98%, 11/14/08 (m)	699
	Thrifts & Mortgage Finance — 2.1%
	Countrywide Financial Corp.,
160	VAR, 3.02%, 03/24/09 (m)	156
950	VAR, 3.08%, 12/19/08 (m)	941
		1,097
	Total Corporate Bonds (Cost $20,907)	20,111
	Total Long-Term Investments (Cost $52,781)	42,573
Short-Term Investments — 32.0%
	Certificates of Deposit — 6.4%
700	Bank of Ireland, (Ireland), VAR, 2.81%, 03/03/09 (m)	699
900	Natixis, (France) 2.95%, 10/21/08	900
800	Royal Bank of Canada, (Canada), 5.33%, 06/05/09	808

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — Continued
	Certificates of Deposit — 6.4%
1,000	U.S. Bank N.A., 3.35%, 06/18/09	1,000
	Total Certificates of Deposit (Cost $3,411)	3,407
	Commercial Paper — 4.4% (n)
1,200	Liberty Street Funding Corp., 2.88%, 11/26/08	1,191
1,200	Old Line Funding LLC, 2.77%, 11/05/08 (e)	1,193
	Total Commercial Paper (Cost $2,386)	2,384
	U.S. Treasury Obligation — 0.3%
150	U.S. Treasury Bill, 1.91%, 09/04/08 (k) (n) (Cost $150)	150

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 20.9%
11,208	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $11,208)	11,208
	Total Short-Term Investments (Cost $17,155)	17,149
	Total Investments — 111.3% (Cost $69,936)	59,722
	Liabilities in Excess of Other Assets — (11.3)%	(6,035)
	NET ASSETS — 100.0%	$53,687

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	Eurodollar	September, 2008	$729	$4
14	2 Year U.S. Treasury Note	December, 2008	2,972	3
37	10 Year U.S. Treasury Note	December, 2008	4,274	(5)
	Short Futures Outstanding
(40)	5 Year U.S. Treasury Note	December, 2008	(4,478)	(3)
				$(1)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.NA.IG.9	Lehman Brothers Special Financing [1]	Buy	0.60% quarterly	12/20/12	$1,000	$34
CDX.NA.IG.10	Goldman Sachs Capital Management [2]	Buy	1.55% quarterly	06/20/13	3,100	(25)
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [3]	Sell	3.50% quarterly	06/20/13	800	3
Morgan Stanley, 6.60%, 04/01/12	Royal Bank of Scotland	Sell	0.20% quarterly	09/20/08	1,500	(2)
						$10

[1] Premiums paid of $98.

[2] Premiums received of $71.

[3] Premiums paid of $34.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   37

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — 96.9%
	Asset-Backed Securities — 1.1%
407	GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 2.73%, 11/25/35 (m)	387
441	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, VAR, 2.72%, 11/25/35 (m)	415
250	Soundview Home Equity Loan Trust, Series 2005-OPT4, Class M2, VAR, 3.02%, 12/25/35 (m)	76
	Total Asset-Backed Securities (Cost $1,098)	878
	Collateralized Mortgage Obligations — 1.8%
	Agency CMO — 1.0%
	Federal National Mortgage Association, REMICS,
441	Series 2003-26, Class QF, VAR, 2.87%, 10/25/17 (m)	436
371	Series 2003-90, Class FL, VAR, 2.92%, 03/25/31 (m)	368
		804
	Non-Agency CMO — 0.8%
188	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 2.72%, 03/25/36 (m)	109
	Harborview Mortgage Loan Trust,
366	Series 2005-11, Class 2A1A, VAR, 2.78%, 08/19/45 (m)	242
161	Series 2006-8, Class 2A1A, VAR, 2.66%, 08/21/36 (m)	100
397	Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, VAR, 2.78%, 10/25/36 (m)	259
		710
	Total Collateralized Mortgage Obligations (Cost $1,919)	1,514
	Corporate Bonds — 0.9%
	Capital Markets — 0.6%
500	Merrill Lynch & Co., Inc., VAR, 2.89%, 10/27/08 (m)	498
	Integrated Telecommunication Services — 0.3%
250	SBC Communications, Inc., VAR, 3.01%, 11/14/08 (m)	250
	Total Corporate Bonds (Cost $750)	748
	Foreign Government Security — 2.3%
CAD 1,980	Canada Housing Trust No. 1, (Canada), 4.80%, 06/15/12 (Cost $2,048)	1,956
	U.S. Treasury Obligations — 90.8%
	U.S. Treasury Inflation Indexed Bonds,
2,414	2.38%, 01/15/25	2,497
4,736	2.38%, 01/15/27	4,900
1,689	3.38%, 04/15/32	2,094
1,075	3.63%, 04/15/28 (m)	1,325
3,367	3.88%, 04/15/29	4,318
	U.S. Treasury Inflation Indexed Notes,
5,994	0.88%, 04/15/10	6,006
766	1.38%, 07/15/18	747
4,308	1.63%, 01/15/15	4,372
3,989	1.70%, 01/15/18	3,982
5,498	1.88%, 07/15/13	5,680
3,982	1.88%, 07/15/15	4,096
3,126	2.00%, 01/15/14	3,243
5,314	2.00%, 07/15/14	5,523
3,572	2.00%, 01/15/16	3,689
668	2.16%, 04/15/12	690
3,362	2.38%, 04/15/11	3,483
1,253	2.38%, 01/15/17	1,330
1,316	2.71%, 07/15/16	1,409
4,191	2.77%, 07/15/17	4,549
7,593	3.00%, 07/15/12 (k)	8,155
2,250	3.50%, 01/15/11	2,395
1,931	4.25%, 01/15/10	2,030
	Total U.S. Treasury Obligations (Cost $74,957)	76,513
	Total Long-Term Investments (Cost $80,772)	81,609

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)
Options Purchased — 1.0%
	Call Options Purchased — 0.5%
15	90 Day Eurodollar Futures, Expiring 09/15/08 @ $96.88, American Style	9
16	90 Day Eurodollar Futures, Expiring 09/15/08 @ $97.13, American Style	3
18	90 Day Eurodollar Futures, Expiring 09/15/08 @ $97.50, American Style	1
15	90 Day Eurodollar Futures, Expiring 09/15/08 @ $97.63, American Style	1

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

NOTIONAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Receiver Options Purchased on Interest Rate Swaps:
14,910	Expiring 10/09/08. If exercised the Fund receives semi-annually 3.19% and pays quarterly floating 3 month LIBOR expiring 10/14/09, European Style. Counterparty: Barclays Bank plc (r)	28
23,955	Expiring 12/03/08. If exercised the Fund receives semi-annually 2.26% and pays quarterly floating 3 month LIBOR expiring 12/05/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	3
47,910	Expiring 12/03/08. If exercised the Fund receives semi-annually 3.01% and pays quarterly floating 3 month LIBOR expiring 12/05/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	78
25,440	Expiring 12/11/08. If exercised the Fund receives semi-annually 2.88% and pays quarterly floating 3 month LIBOR expiring 12/15/09, European Style. Counterparty: Barclays Bank plc (r)	29
25,440	Expiring 12/11/08. If exercised the Fund receives semi-annually 3.63% and pays quarterly floating 3 month LIBOR expiring 12/15/09, European Style. Counterparty: Barclays Bank plc (r)	137
24,300	Expiring 12/18/08. If exercised the Fund receives semi-annually 2.34% and pays quarterly floating 3 month LIBOR expiring 12/22/09, European Style. Counterparty: Barclays Bank plc (r)	5
48,600	Expiring 12/18/08. If exercised the Fund receives semi-annually 3.09% and pays quarterly floating 3 month LIBOR expiring 12/22/09, European Style. Counterparty: Barclays Bank plc (r)	99
12,760	Expiring 02/12/09. If exercised the Fund receives semi-annually 2.57% and pays quarterly floating 3 month LIBOR expiring 02/17/10, European Style. Counterparty: Deutsche Bank AG, New York (r)	10
	Total Call Options Purchased	403
	Interest Rate Caps & Floors — 0.5%
5,591	Fund receives quarterly the excess of floating 3 month LIBOR above 5.15%, expiring 06/06/18. Counterparty: Credit Suisse International (r)	189
5,591	Fund receives quarterly the excess of 5.15% above floating 3 month LIBOR, expiring 06/06/18. Counterparty: Credit Suisse International (r)	229
	Total Interest Rate Caps & Floors	418

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
	Put Options Purchased — 0.0% (g)
2	30 Day Fed Funds, Expiring 09/30/08 @ $97.94, American Style	—	(h)
5	20 Year U.S. Treasury Bond Futures, Expiring 09/26/08 @ $114.00, American Style	1
6	20 Year U.S. Treasury Bond Futures, Expiring 09/26/08 @ $115.00, American Style	3
	Total Put Options Purchased	4
	Total Options Purchased (Cost $783)	825

PRINCIPAL AMOUNT($)	Security Description	Value($)
Short-Term Investments — 4.1%
	U.S. Treasury Obligation — 0.1%
70	U.S. Treasury Bill, 1.93%, 11/20/08 (k) (n) (Cost $70)	70

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Investment Company — 4.0%
3,389	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $3,389)	3,389
	Total Short-Term Investments (Cost $3,459)	3,459
	Total Investments — 102.0% (Cost $85,014)	85,893
	Liabilities in Excess of Other Assets — (2.0)%	(1,645)
	NET ASSETS — 100.0%	84,248

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   39

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
18	Eurodollar	September, 2008	4,373	14
2	30 Day Federal Funds	October, 2008	817	— (h)
22	30 Day Federal Funds	November, 2008	8,979	9
6	2 Year U.S. Treasury Note	December, 2008	1,274	1
1	10 Year U.S. Treasury Note	December, 2008	116	— (h)
4	Canadian Banker’s Acceptance	December, 2008	915	8
36	3 Month Euroyen TFX	June, 2009	8,204	2
36	Eurodollar	June, 2010	8,642	58
	Short Futures Outstanding
(3)	10 Year Australia Bond	September, 2008	(263)	(19)
(1)	10 Year Swap	September, 2008	(112)	(1)
(3)	2 Year U.S. Treasury Note	December, 2008	(637)	(1)
(4)	U.S. Treasury Bond	December, 2008	(469)	2
(8)	U.S. Treasury Note	December, 2008	(924)	1
(4)	Canadian Banker’s Acceptance	March, 2009	(916)	(1)
(18)	Eurodollar	June, 2009	(4,361)	— (h)
(18)	Eurodollar	June, 2011	(4,299)	(7)
				66

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 08/31/08		NET UNREALIZED APPRECIATION (DEPRECIATION)
35,326	AUD	09/26/08	31		31		—	(h)
9,674	AUD for
915,227	JPY	09/26/08	8	#	8	#	—	(h)
			39		39		—	(h)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 08/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
45,000	AUD	09/26/08	39	39	—	(h)
25,682	CAD	09/26/08	24	24	—	(h)
8,877,551	JPY	09/26/08	81	82	(1)
			144	145	(1)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 08/31/08 of the currency being sold, and the value at 08/31/08 is the U.S. Dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

Options Written

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	97.25	09/15/08	6	—	(h)
90 Day Eurodollar Futures, American Style	97.50	09/15/08	8	—	(h)
90 Day Eurodollar Futures, American Style	97.75	09/15/08	26	—	(h)
90 Day Eurodollar Futures, American Style	98.00	09/15/08	10	—	(h)
90 Day Eurodollar Futures, American Style	97.13	12/15/08	15	(4)
90 Day Eurodollar Futures, American Style	97.38	12/15/08	15	(1)
90 Day Eurodollar Futures, American Style	98.00	12/15/08	36	(1)
(Premiums received of $38.)				(6)

Receiver Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE*** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.89% semi-annually	10/09/08	10/14/09	29,820	(17)
Barclays Bank plc	3.13% semi-annually	12/11/08	12/15/09	25,440	(54)
Barclays Bank plc	3.38% semi-annually	12/11/08	12/15/09	25,440	(90)
Barclays Bank plc	2.84% semi-annually	12/18/08	12/22/09	48,600	(51)
Barclays Bank plc	2.59% semi-annually	12/18/08	12/22/09	48,600	(25)
Deutsche Bank AG, New York	2.51% semi-annually	12/03/08	12/05/09	47,910	(19)
Deutsche Bank AG, New York	2.76% semi-annually	12/03/08	12/05/09	47,910	(38)
(Premiums received of $310.)					(294)

Receiver/Payer Straddles on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Credit Suisse International	5.26% semi-annually	06/04/13	06/06/18	5,591	(359)
Deutsche Bank AG, New York	4.78% semi-annually	08/27/09	09/03/19	930	(62)
(Premiums received of $402.)					(421)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
30 Day Federal Fund Futures, American Style	97.75	09/30/08	4	—
(Premiums received of $—(h).)

*	European Style

**	The Fund would pay/receive quarterly a floating rate based on 3 month USD LIBOR, if exercised.

***	The Fund would receive quarterly a floating rate based on 3 month USD LIBOR, if exercised.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   41

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

Interest Rate Swaps

	RATE TYPE (R)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	1,230	(82)
BNP Paribas	3 month CAD-BA-CDOR semi-annually	4.39% semi-annually	01/11/12	CAD 750	12
BNP Paribas	4.55% semi-annually	3 month CAD-BA-CDOR semi-annually	01/11/15	CAD 640	(18)
BNP Paribas	3 month CAD-BA-CDOR semi-annually	4.76% semi-annually	01/11/20	CAD 180	6
Citibank, N.A.	0.83% at termination	3 month TIBOR quarterly	06/16/10	JPY 997,700	18
Goldman Sachs Capital Management	4.92% semi-annually	3 month LIBOR quarterly	05/18/16	1,100	(56)
Merrill Lynch Capital Services	3.78% semi-annually	3 month CAD-BA-CDOR semi-annually	06/15/12	CAD 2,030	(32)
Royal Bank of Scotland	3.00% at termination	3 month LIBOR quarterly	06/17/18	810	(11)
					(163)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (R)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.EM.9	Barclays Bank plc [1]	Buy	2.65% semi-annually	06/20/13	210	(1)
CDX.EM.9	Barclays Bank plc [2]	Buy	2.65% semi-annually	06/20/13	40	— (h)
CDX.EM.9	Citibank, N.A. [3]	Buy	2.65% semi-annually	06/20/13	170	(1)
CDX.EM.9	Citibank, N.A. [4]	Buy	2.65% semi-annually	06/20/13	130	(1)
CDX.EM.9	Deutsche Bank AG, New York [5]	Buy	2.65% semi-annually	06/20/13	150	(1)
CDX.EM.9	HSBC Bank, N.A. [6]	Buy	2.65% semi-annually	06/20/13	70	— (h)
CDX.EM.9	Lehman Brothers Special Financing [7]	Buy	2.65% semi-annually	06/20/13	70	— (h)
CDX.EM.9	Lehman Brothers Special Financing [8]	Buy	2.65% semi-annually	06/20/13	290	(2)
CDX.EM.9	Merrill Lynch International [9]	Buy	2.65% semi-annually	06/20/13	120	(1)
CDX.EM.9	Morgan Stanley Capital Services [10]	Buy	2.65% semi-annually	06/20/13	170	(1)
CDX.NA.IG.10	Goldman Sachs Capital Management [11]	Buy	1.55% quarterly	06/20/13	3,000	(24)
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [12]	Sell	3.50% quarterly	06/20/13	750	3
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	0.68% semi-annually	08/20/12	30	(2)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	0.60% semi-annually	03/20/12	170	(7)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.54% semi-annually	03/20/12	310	(14)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.55% semi-annually	03/20/12	320	(14)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.61% semi-annually	03/20/12	130	(6)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.66% semi-annually	08/20/12	260	(13)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.71% semi-annually	08/20/12	120	(6)
RSHB Capital SA for OJSC Russian Agricultural Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	0.72% semi-annually	03/20/09	60	— (h)
RSHB Capital SA for OJSC Russian Agricultural Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	0.76% semi-annually	02/20/09	610	(4)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	0.30% semi-annually	03/20/09	60	— (h)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	0.31% semi-annually	02/20/09	610	1
VTB Capital S.A. for Vneshtorgbank 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	0.64% semi-annually	05/20/12	140	(12)
						(106)

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

[1]Premiums received of $3.

[2]Premiums received of $—(h).

[3]Premiums received of $2.

[4]Premiums received of $—(h).

[5]Premiums received of $1.

[6]Premiums received of $—(h).

[7]Premiums received of $1.

[8]Premiums received of $1.

[9]Premiums received of $—(h).

[10]Premiums received of $—(h).

[11]Premiums received of $69.

[12]Premiums paid of $32.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America †	BA Covered Bond Issuer, 5.50%, 06/14/12	101.23	09/11/08	1,230	16
Credit Suisse International †	U.S. Treasury Inflation Indexed Bond, 3.88%, 04/15/29	128.43	09/29/08	5,000	(44)
Credit Suisse International †	FHLB, 5.38%, 05/18/16	105.04	11/14/08	1,080	3
					(25)

†	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at termination.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   43

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 71.9%
	Asset-Backed Securities — 33.6%
834	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	764
	Countrywide Asset-Backed Certificates,
377	Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	359
512	Series 2006-3, Class 2A2, VAR, 2.65%, 06/25/36 (m)	462
1,380	Series 2006-11, Class 1AF2, VAR, 6.02%, 09/25/46 (m)	1,200
740	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A2, VAR, 2.66%, 03/25/36 (m)	629
1,380	GSAA Trust, Series 2006-11, Class 2A2, VAR, 2.63%, 07/25/36 (m)	329
	K2 (USA) LLC,
7,500	Series 2, VAR, 5.61%, 02/15/11 (f) (i) (s) (v)	—
9,500	Series 2007-2D, VAR, 5.81%, 02/15/10, 02/15/09 (f) (i) (s) (v)	—
1,000	VAR, 5.62%, 02/15/10 (f) (i) (s) (v)	—
16,200	Links Finance LLC, VAR, 3.05%, 09/15/08 (e) (f) (i) (s)	—
610	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 3.04%, 07/25/34 (m)	466
1,110	MASTR Asset Backed Securities Trust, Series 2006-NC1, Class A3, VAR, 2.66%, 01/25/36 (m)	967
660	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, VAR, 2.67%, 01/25/37 (m)	548
41	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.46%, 08/25/35 (m)	41
491	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, VAR, 2.67%, 02/25/36	445
581	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, VAR, 2.65%, 12/25/35	552
	Sigma Finance Corp., (Cayman Islands),
1,600	VAR, 2.70%, 09/15/08* (e) (f) (i) (s)	1,280
11,900	VAR, 2.95%, 08/15/11** (f) (i) (s)	7,259
	Total Asset-Backed Securities (Cost $56,369)	15,301
	Collateralized Mortgage Obligations — 9.8%
	Agency CMO — 0.0% (g)
	Federal Home Loan Mortgage Corp., REMICS,
158	Series 2750, Class IQ, IO, 5.00%, 10/15/21 (m)	1
70	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	1
	Government National Mortgage Association,
3	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	—	(h)
486	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	8
		10
	Non-Agency CMO — 9.8%
612	Banc of America Funding Corp., Series 2005-6, Class 2A8, 5.50%, 10/25/35 (m)	560
237	Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.50%, 09/25/35 (m)	228
1,972	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35 (m)	1,623
582	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.50%, 11/25/35 (m)	552
767	Residential Funding Mortgage Securities I, Series 2005-S7, Class A5, 5.50%, 11/25/35 (m)	708
330	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34	328
	Wells Fargo Mortgage Backed Securities Trust,
261	Series 2003-N, Class 1A4, VAR, 4.60%, 12/25/33	258
175	Series 2004-F, Class A8, VAR, 4.73%, 06/25/34	170
		4,427
	Total Collateralized Mortgage Obligations (Cost $4,919)	4,437
	Corporate Bonds — 12.3%
	Auto Components — 0.5%
232	Tenneco, Inc., 10.25%, 07/15/13	241
	Capital Markets — 1.5%
730	Goldman Sachs Capital II, 5.79%, 06/01/12 (m) (x)	452
380	Lehman Brothers Holdings Capital Trust V, 5.86%, 05/31/12 (m) (x)	199
		651
	Chemicals — 1.4%
610	Huntsman LLC, 11.50%, 07/15/12 (m)	637
	Diversified Financial Services — 2.3%
5,100	Premium Asset Trust, 4.13%, 03/12/09 (e) (i)	1,020
	Diversified Telecommunication Services — 1.8%
80	Qwest Communications International, Inc., VAR, 6.30%, 02/15/09 (m)	80
380	Qwest Corp., 7.88%, 09/01/11 (m)	377

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Telecommunication Services — 1.8%
360	Telefonica Emisiones SAU, (Spain), 5.98%, 06/20/11	366
		823
	Electric Utilities — 1.0%
460	Alabama Power Capital Trust V, VAR, 5.50%, 10/01/42 (m)	466
	Hotels, Restaurants & Leisure — 1.3%
615	MGM Mirage, Inc., 6.00%, 10/01/09 (m)	603
	Insurance — 0.1%
1,600	Two-Rock Pass Through Trust, (Bermuda), 3.74%, 12/31/49 (e) (i) (x)	32
	Media — 1.0%
470	Time Warner, Inc., 5.50%, 11/15/11	465
	Metals & Mining — 0.8%
360	Xstrata Finance Dubai Ltd., (United Arab Emirates), VAR, 3.15%, 11/13/09 (e)	352
	Multi-Utilities — 0.6%
310	Dominion Resources, Inc., VAR, 6.30%, 09/30/66 (m)	282
	Total Corporate Bonds (Cost $11,699)	5,572
	Foreign Government Security — 1.1%
490	National Agricultural Cooperative Federation, (South Korea), VAR, 5.75%, 06/18/14 (Cost $508)	493
	U.S. Treasury Obligations — 15.1%
	U.S. Treasury Notes,
5,300	2.75%, 07/31/10 (m)	5,343
650	4.75%, 03/31/11 (m)	686
800	4.88%, 07/31/11 (m)	852
	Total U.S. Treasury Obligations (Cost $6,850)	6,881
	Total Long-Term Investments (Cost $80,345)	32,684
Short-Term Investments — 28.2%
	U.S. Treasury Obligations — 16.7% (n)
	U.S. Treasury Bills,
2,690	1.84%, 09/04/08 (k) (m)	2,689
5,000	2.34%, 07/30/09 (m)	4,905
	(Cost $7,584)	7,594

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Investment Company — 11.5%
5,224	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $5,224)	5,224
	Total Short-Term Investments (Cost $12,808)	12,818
	Total Investments — 100.1% (Cost $93,153)	45,502
	Liabilities in Excess of Other Assets — (0.1)%	(32)
	NET ASSETS — 100.0%	$45,470

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
93	2 Year U.S. Treasury Note	December, 2008	$19,742	$19

Credit Default Swap

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Countrywide Home Loans, Inc., 4.00%, 03/22/11	Lehman Brothers Special Financing	Sell	5.00% quarterly	09/20/08	$9,150	$94

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   45

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 92.5%
	Asset-Backed Securities — 16.0%
2,925	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	2,679
2,009	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	1,914
4,008	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A2, VAR, 2.66%, 03/25/36	3,405
3,020	GSAMP Trust, Series 2006-NC1, Class A2, VAR, 2.65%, 02/25/36	2,645
3,200	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 2.65%, 07/25/36	2,743
4,419	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class 2A3, VAR, 2.66%, 01/25/36	3,370
4,000	K2 (USA) LLC, Series 2007-2D, VAR, 5.81%, 02/15/10 (f) (i) (s) (v)	—
3,800	Links Finance LLC, VAR, 3.05%, 09/15/08 (e) (f) (i) (s)	—
4,250	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, VAR, 2.66%, 03/25/46	2,356
3,550	MASTR Asset Backed Securities Trust, Series 2006-NC1, Class A3, VAR, 2.66%, 01/25/36	3,094
2,100	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, VAR, 2.67%, 01/25/37	1,743
167	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.46%, 08/25/35	166
1,551	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, VAR, 2.67%, 02/25/36	1,407
3,850	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 2.66%, 03/25/36	3,481
1,822	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, VAR, 2.65%, 12/25/35	1,732
2,900	Sigma Finance Corp., (Cayman Islands), 3.10%, 08/15/11** (f) (i) (s)	1,769
	Total Asset-Backed Securities (Cost $47,570)	32,504
	Collateralized Mortgage Obligations — 9.1%
	Agency CMO — 4.2%
687	Federal Home Loan Mortgage Corp., REMICS, Series 2781, Class PI, IO, 5.00%, 10/15/23	11
	Federal National Mortgage Association, REMICS,
2,298	Series 2006-43, Class G, 6.50%, 09/25/33	2,369
3,592	Series 2006-63, Class AB, 6.50%, 10/25/33	3,703
2,315	Series 2006-63, Class AE, 6.50%, 10/25/33	2,387
	Government National Mortgage Association,
8	Series 2002-24, Class FA, VAR, 2.97%, 04/16/32	8
30	Series 2004-39, Class IM, IO, 5.50%, 01/20/27	—	(h)
798	Series 2004-44, Class PK, IO, 5.50%, 10/20/27	14
		8,492
	Non-Agency CMO — 4.9%
1,519	Banc of America Alternative Loan Trust, Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	1,377
3,304	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	3,113
1,266	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 08/25/36	685
2,591	Residential Funding Mortgage Securities I, Series 2005-S7, Class A5, 5.50%, 11/25/35	2,392
1,289	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34	1,279
1,047	Wells Fargo Mortgage Backed Securities Trust, Series 2003-N, Class 1A4, VAR, 4.60%, 12/25/33	1,034
		9,880
	Total Collateralized Mortgage Obligations (Cost $19,331)	18,372
	Commercial Mortgage-Backed Securities — 11.8%
1,084	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,076
	CS First Boston Mortgage Securities Corp.,
1,800	Series 2001-CK6, Class A3, 6.39%, 08/15/36 (m)	1,833
2,300	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	2,332
3,700	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	3,676
706	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A2, 3.29%, 07/05/35	687
2,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 08/10/38	1,993
	LB-UBS Commercial Mortgage Trust,
126	Series 2003-C1, Class A2, 3.32%, 03/15/27	126
1,933	Series 2003-C5, Class A2, 3.48%, 07/15/27	1,929
3,400	Series 2004-C2, Class A2, 3.25%, 03/15/29	3,377

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Mortgage-Backed Securities — Continued
5,200	Series 2004-C7, Class A2, 3.99%, 10/15/29	5,145
1,823	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2, 4.78%, 03/15/42	1,814
	Total Commercial Mortgage-Backed Securities (Cost $24,213)	23,988
	Corporate Bonds — 18.5%
	Automobiles — 0.7%
1,300	Daimler Finance North America LLC, 5.75%, 05/18/09 (m)	1,313
	Beverages — 0.5%
1,050	Coca-Cola Enterprises, Inc., 4.25%, 09/15/10 (m)	1,067
	Capital Markets — 2.1%
1,800	Goldman Sachs Capital II, 5.79%, 06/01/12 (x)	1,116
600	Goldman Sachs Group, Inc. (The), 5.30%, 02/14/12	599
500	Lehman Brothers Holdings Capital Trust V, 5.86%, 05/31/12 (x)	261
2,350	Morgan Stanley, 4.25%, 05/15/10	2,319
		4,295
	Commercial Banks — 1.6%
1,600	BAC Capital Trust XIV, 5.63%, 03/15/12 (m) (x)	1,108
1,150	Deutsche Bank Capital Funding Trust I, 7.87%, 06/30/09 (e) (m) (x)	1,153
1,000	Hana Bank, (South Korea), 4.13%, 03/11/09 (m)	995
		3,256
	Diversified Financial Services — 1.5%
3,000	General Electric Capital Corp., 4.13%, 09/01/09 (m)	3,026
	Diversified Telecommunication Services — 1.0%
1,900	Telefonica Emisiones SAU, (Spain), 5.98%, 06/20/11	1,930
	Electric Utilities — 1.6%
1,400	Alabama Power Capital Trust V, VAR, 5.50%, 10/01/42 (m)	1,417
	Appalachian Power Co.,
650	5.55%, 04/01/11 (m)	652
200	5.65%, 08/15/12 (m)	199
1,000	PSEG Power LLC, 3.75%, 04/01/09 (m)	1,001
		3,269
	Food & Staples Retailing — 0.7%
1,400	CVS/Caremark Corp., 4.00%, 09/15/09 (m)	1,390
	Food Products — 0.3%
600	Kraft Foods, Inc., 6.00%, 02/11/13	614
	Insurance — 1.5%
900	Allstate Corp. (The), 7.20%, 12/01/09 (m)	930
2,150	Hartford Financial Services Group, Inc., 5.66%, 11/16/08 (m)	2,158
		3,088
	Media — 4.1%
	Comcast Cable Communications LLC,
1,200	6.20%, 11/15/08 (m)	1,203
1,000	6.75%, 01/30/11 (m)	1,038
2,850	COX Communications, Inc., 4.63%, 01/15/10 (m)	2,831
1,800	Time Warner Entertainment Co. LP, 7.25%, 09/01/08 (m)	1,800
1,450	Time Warner, Inc., 5.50%, 11/15/11	1,434
		8,306
	Metals & Mining — 0.6%
1,300	Xstrata Finance Dubai Ltd., (United Arab Emirates), VAR, 3.15%, 11/13/09 (e)	1,273
	Multi-Utilities — 0.6%
1,150	Midamerican Energy Co., 5.65%, 07/15/12	1,183
	Oil, Gas & Consumable Fuels — 1.7%
2,267	Qatar Petroleum, (Qatar), 5.58%, 05/30/11 (e)	2,318
1,150	XTO Energy, Inc., 5.90%, 08/01/12	1,161
		3,479
	Total Corporate Bonds (Cost $38,784)	37,489
	Foreign Government Security — 2.3%
4,670	National Agricultural Cooperative Federation, (South Korea), VAR, 5.75%, 06/18/14 (Cost $4,839)	4,703
	U.S. Government Agency Securities — 34.8%
11,100	Federal Home Loan Bank System, 5.38%, 07/17/09 (m)	11,327
	Federal Home Loan Mortgage Corp.,
3,250	3.25%, 07/16/10	3,257
28,450	5.25%, 07/18/11 (m)	29,780
	Federal National Mortgage Association,
5,250	3.00%, 07/12/10	5,237
14,250	3.25%, 08/12/10	14,276
6,100	6.63%, 11/15/10 (m)	6,535
	Total U.S. Government Agency Securities (Cost $70,192)	70,412
	Total Long-Term Investments (Cost $204,929)	187,468

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   47

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 7.5%
	U.S. Treasury Obligation — 0.5%
1,045	U.S. Treasury Bill, 1.85%, 09/04/08 (k) (m) (n) (Cost $1,045)	1,045

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Investment Company — 7.0%
14,281	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $14,281)	14,281

SECURITY DESCRIPTION	VALUE($)
Total Short-Term Investments (Cost $15,326)	15,326
Total Investments — 100.0% (Cost $220,255)	202,794
Liabilities in Excess of Other Assets — 0.0%	(86)
NET ASSETS — 100.0%	$202,708

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
310	2 Year U.S. Treasury Note	December, 2008	$65,807	$60
1	5 Year U.S. Treasury Note	December, 2008	112	—	(h)
	Short Futures Outstanding
(83)	5 Year U.S. Treasury Note	December, 2008	(9,291)	(7)
				$53

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.NA.IG.9	Goldman Sachs Capital Management [1]	Buy	0.60% quarterly	12/20/12	$3,500	$118
CDX.NA.IG.10	Goldman Sachs Capital Management [2]	Buy	1.55% quarterly	06/20/13	8,100	(64)
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [3]	Sell	3.50% quarterly	06/20/13	2,000	8
Countrywide Home Loans, Inc., 4.00%, 03/22/11	Lehman Brothers Special Financing	Sell	5.00% quarterly	09/20/08	1,600	17
						$79

[1]Premiums paid of $154.

[2]Premiums received of $186.

[3]Premiums paid of $85.

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — 105.1%
	Asset-Backed Securities — 4.6%
43	Carmax Auto Owner Trust, Series 2006-2, Class A3, 5.15%, 02/15/11 (m)	43
125	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, VAR, 2.68%, 01/09/12 (m)	120
241	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, VAR, 2.62%, 08/25/36 (m)	209
52	Countrywide Asset-Backed Certificates, Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	44
62	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	61
43	Lehman XS Trust, Series 2006-12N, Class A1A1, VAR, 2.55%, 08/25/46	42
	Option One Mortgage Loan Trust,
7	Series 2003-4, Class A2, VAR, 2.79%, 07/25/33	6
2	Series 2003-5, Class A2, VAR, 2.79%, 08/25/33	2
	Residential Asset Securities Corp.,
1	Series 2002-KS4, Class AIIB, VAR, 2.97%, 07/25/32	—	(h)
1	Series 2003-KS5, Class AIIB, VAR, 3.05%, 07/25/33	1
2	Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, VAR, 2.90%, 12/25/32	1
	Total Asset-Backed Securities (Cost $578)	529
	Collateralized Mortgage Obligations — 6.4%
	Agency CMO — 1.5%
46	Federal Home Loan Mortgage Corp., REMICS, Series 2931, Class GA, 5.00%, 11/15/28 (m)	47
36	Federal National Mortgage Association Whole Loan, Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	36
	Federal National Mortgage Association, REMICS,
33	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	34
27	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	27
33	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	34
		178
	Non-Agency CMO — 4.9%
	Countrywide Alternative Loan Trust,
45	Series 2006-12CB, Class A6, 6.00%, 05/25/36 (m)	30
54	Series 2006-23CB, Class 2A1, 6.50%, 05/25/36 (m)	34
1,075	CS First Boston Mortgage Securities Corp., Series 1997-2, Class X, IO, VAR, 0.91%, 06/25/20 (e) (m)	29
1	DLJ Mortgage Acceptance Corp., Series 1997-D, Class CTFS, HB, VAR, 60.65%, 07/28/27 (e) (i)	1
179	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, VAR, 2.68%, 11/19/36	111
69	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36	60
12	MASTR Alternative Loans Trust, Series 2004-13, Class 10A1, 8.00%, 01/25/35	11
57	Residential Accredit Loans, Inc., Series 2006-QS11, Class 1A1, 6.50%, 08/25/36	37
49	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 01/25/46	41
160	Thornburg Mortgage Securities Trust, Series 2006-6, Class A1, VAR, 2.58%, 11/25/46	154
36	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 2CB1, 6.00%, 07/25/36	22
41	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR3, Class A1, VAR, 5.70%, 03/25/36	36
		566
	Total Collateralized Mortgage Obligations (Cost $1,019)	744
	Commercial Mortgage-Backed Securities — 3.2%
25	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, 4.52%, 11/11/41 (m)	24
137	CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3, 6.38%, 12/18/35 (m)	139
45	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4, 4.11%, 07/05/35	42
60	LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, 11/15/27	62
94	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 2.59%, 09/15/21 (e)	88
20	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35	19
	Total Commercial Mortgage-Backed Securities (Cost $380)	374

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   49

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Corporate Bonds — 27.5%
	Aerospace & Defense — 0.2%
25	L-3 Communications Corp., 5.88%, 01/15/15	24
	Auto Components — 0.3%
1	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15	1
20	Tenneco, Inc., 8.63%, 11/15/09	17
15	United Components, Inc., 9.38%, 06/15/13	13
		31
	Beverages — 0.2%
20	Dr Pepper Snapple Group, Inc., 6.82%, 05/01/18 (e) (m)	20
	Capital Markets — 0.3%
60	Lehman Brothers Holdings Capital Trust V, 5.86%, 05/31/12 (x)	31
	Chemicals — 0.4%
15	Huntsman LLC, 11.50%, 07/15/12	15
20	Ineos Group Holdings plc, (United Kingdom), 8.50%, 02/15/16 (e)	13
20	PolyOne Corp., 8.88%, 05/01/12	20
		48
	Commercial Banks — 3.5%
40	Bangko Sentral ng Pilipinas, (Philippines), 8.60%, 06/15/27	45
160	Barclays Bank plc, (United Kingdom), 5.93%, 12/15/16 (e) (i) (m) (x)	127
10	Cadets Trust, 4.80%, 07/15/13 (e) (m)	9
40	Deutsche Bank AG, (Germany), 5.38%, 10/12/12 (m)	40
100	ICICI Bank, Ltd., (India), VAR, 3.33%, 01/12/10 (e)	97
100	Royal Bank of Scotland Group plc, (United Kingdom), 6.99%, 10/05/17 (e) (x)	84
		402
	Commercial Services & Supplies — 0.8%
25	ACCO Brands Corp., 7.63%, 08/15/15 (m)	21
25	Allied Waste North America, Inc., 7.38%, 04/15/14 (m)	25
20	Corrections Corp. of America, 6.25%, 03/15/13 (m)	20
25	Iron Mountain, Inc., 7.75%, 01/15/15	25
15	Quebecor World Capital Corp., (Canada), 0.00%, 03/15/16 (d)	7
		98
	Computers & Peripherals — 0.5%
55	Hewlett-Packard Co., 4.50%, 03/01/13	55
	Consumer Finance — 1.8%
	Ford Motor Credit Co. LLC,
10	7.25%, 10/25/11	8
55	VAR, 4.36%, 01/15/10	47
55	GMAC LLC, 6.88%, 08/28/12	32
125	SLM Corp., VAR, 2.94%, 07/27/09 (m)	118
		205
	Containers & Packaging — 0.1%
5	Crown Americas LLC / Crown Americas Capital Corp., 7.75%, 11/15/15 (m)	5
5	Owens Brockway Glass Container, Inc., 8.25%, 05/15/13	5
5	Packaging Dynamics Finance Corp., 10.00%, 05/01/16 (e)	4
		14
	Diversified Consumer Services — 0.1%
15	Service Corp. International, 7.38%, 10/01/14	15
	Diversified Financial Services — 1.6%
30	Caterpillar Financial Services Corp., 5.45%, 04/15/18 (m)	30
55	Goldman Sachs Capital II, 5.79%, 06/01/12 (x)	34
132	TRAINS, VAR, 7.12%, 05/01/16 (e)	125
		189
	Diversified Telecommunication Services — 0.9%
50	AT&T, Inc., 6.50%, 09/01/37 (m)	48
10	Qwest Communications International, Inc., VAR, 6.30%, 02/15/09	10
	Qwest Corp.,
5	7.50%, 10/01/14	5
10	8.88%, 03/15/12	10
10	Telecom Italia Capital S.A., (Luxembourg), 7.72%, 06/04/38	10
20	Wind Acquisition Finance S.A., (Luxembourg), 10.75%, 12/01/15 (e)	20
		103
	Electric Utilities — 2.3%
100	Abu Dhabi National Energy Co., (United Arab Emirates), 5.62%, 10/25/12 (e) (m)	98
50	Dominion Resources, Inc., 6.30%, 03/15/33 (m)	48
125	Ohio Power Co., VAR, 2.97%, 04/05/10	122
		268
	Energy Equipment & Services — 0.1%
15	Transocean, Inc., (Cayman Islands), 6.80%, 03/15/38	15

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Food & Staples Retailing — 1.8%
43	CVS Pass-Through Trust, 6.04%, 12/10/28 (e) (m)	40
100	CVS/Caremark Corp., VAR, 2.98%, 06/01/10 (m)	98
25	Kroger Co. (The), 6.40%, 08/15/17	26
25	Safeway, Inc., 6.35%, 08/15/17	26
15	Wal-Mart Stores, Inc., 6.50%, 08/15/37	15
		205
	Gas Utilities — 0.4%
40	ONEOK Partners LP, PIK, 5.90%, 10/15/17	40
	Health Care Equipment & Supplies — 0.1%
15	Biomet, Inc., PIK, 10.38%, 10/15/12 (m)	16
	Health Care Providers & Services — 1.0%
15	Community Health Systems, Inc., 8.88%, 07/15/15 (m)	15
	HCA, Inc.,
25	9.25%, 11/15/16	26
40	PIK, 9.63%, 11/15/16	40
30	Tenet Healthcare Corp., 9.25%, 02/01/15	30
		111
	Hotels, Restaurants & Leisure — 0.6%
15	McDonald’s Corp., 6.30%, 10/15/37	15
	MGM Mirage, Inc.,
5	5.88%, 02/27/14	4
25	6.75%, 04/01/13	21
15	6.88%, 04/01/16	12
20	Vail Resorts, Inc., 6.75%, 02/15/14	19
		71
	Household Durables — 0.6%
25	ALH Finance LLC / ALH Finance Corp., 8.50%, 01/15/13 (m)	23
20	Ames True Temper, Inc., VAR, 6.79%, 01/15/12 (m)	16
	Beazer Homes USA, Inc.,
10	6.50%, 11/15/13 (m)	7
8	6.88%, 07/15/15 (m)	5
25	Sealy Mattress Co., 8.25%, 06/15/14	20
		71
	Household Products — 0.5%
15	Jarden Corp., 7.50%, 05/01/17	14
10	Spectrum Brands, Inc., 7.38%, 02/01/15	5
35	Visant Holding Corp., SUB,12/01/13	34
		53
	Independent Power Producers & Energy Traders — 0.2%
2	AES Corp. (The), 8.75%, 05/15/13 (e) (m)	2
27	NRG Energy, Inc., 7.38%, 02/01/16	27
		29
	Insurance — 2.2%
26	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e)	23
45	Lincoln National Corp., VAR, 7.00%, 05/17/66	39
15	Nationwide Financial Services, 6.75%, 05/15/37	11
40	Reinsurance Group of America, Inc., VAR, 6.75%, 12/15/65	31
100	Swiss Re Capital I LP, (Switzerland), VAR, 6.85%, 05/25/16 (e) (x)	86
25	Travelers Cos., Inc. (The), VAR, 6.25%, 03/15/37	21
80	XL Capital Ltd., (Cayman Islands), 6.50%, 04/15/17 (x)	48
		259
	Leisure Equipment & Products — 0.1%
15	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e)	13
	Media — 2.0%
65	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	63
10	Comcast Corp., 6.95%, 08/15/37 (m)	10
40	DirecTV Holdings LLC/DirecTV Financing Co., 6.38%, 06/15/15 (m)	38
	Echostar DBS Corp.,
5	6.63%, 10/01/14 (m)	4
40	7.13%, 02/01/16 (m)	37
10	TCI Communications, Inc., 7.88%, 02/15/26	10
	Time Warner Cable, Inc.,
15	6.55%, 05/01/37	14
20	7.30%, 07/01/38	20
30	Videotron Ltee, (Canada), 6.88%, 01/15/14	29
5	WMG Acquisition Corp., 7.38%, 04/15/14	4
		229
	Metals & Mining — 0.2%
25	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	25

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   51

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Multi-Utilities — 0.5%
55	MidAmerican Energy Holdings Co., 6.50%, 09/15/37	55
	Oil, Gas & Consumable Fuels — 3.1%
120	ABN Amro Bank/Deutschland OAO Gazprom, 9.63%, 03/01/13 (e)	130
15	Anadarko Petroleum Corp., 6.45%, 09/15/36 (m)	14
25	Canadian Natural Resources Ltd., (Canada), 6.25%, 03/15/38 (m)	23
25	Denbury Resources, Inc., 7.50%, 04/01/13 (m)	25
34	Gaz Capital S.A. for Gazprom, (Russia), 8.63%, 04/28/34	35
52	Gazprom International S.A., (Russia), 7.20%, 02/01/20	52
5	Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	5
15	Newfield Exploration Co., 6.63%, 04/15/16	14
30	Nexen, Inc., (Canada), 6.40%, 05/15/37	27
15	Suncor Energy, Inc., (Canada), 6.85%, 06/01/39	15
15	Valero Energy Corp., 6.63%, 06/15/37	13
		353
	Paper & Forest Products — 0.7%
75	Georgia-Pacific LLC, 9.50%, 12/01/11	76
	Real Estate Investment Trusts (REITs) — 0.1%
20	Host Hotels & Resorts LP, 6.75%, 06/01/16	17
	Road & Rail — 0.3%
20	Hertz Corp., 8.88%, 01/01/14	19
12	United Rentals North America, Inc., 6.50%, 02/15/12	10
		29
	Wireless Telecommunication Services — 0.0% (g)
2	Rural Cellular Corp., 8.25%, 03/15/12	2
	Total Corporate Bonds (Cost $3,508)	3,172
	Foreign Government Securities — 12.5%
250	Citigroup Funding, Inc., VAR, 15.00%, 03/12/12 (linked to Dominican Republic Government Bond, VAR, 15.00%, 03/09/12) (e) (i)	201
75	Federal Republic of Brazil, (Brazil), 12.25%, 03/06/30	127
11	Government of Barbados, (Barbados), 7.25%, 12/15/21	12
	Government of Dominican Republic, (Dominican Republic),
101	9.04%, 01/23/18 (e)	103
30	9.50%, 09/27/11	31
100	IIRSA Norte Finance Ltd., (Peru), 8.75%, 05/30/24	111
180	Republic of Argentina, (Argentina), 7.00%, 10/03/15	111
	Republic of Columbia, (Colombia),
65	8.25%, 12/22/14	74
20	10.38%, 01/28/33	29
40	10.75%, 01/15/13	49
119	Republic of Indonesia, (Indonesia), 7.25%, 04/20/15	122
50	Republic of Trinidad & Tobago, (Trinidad & Tobago), 9.75%, 07/01/20	66
125	Republic of Venezuela, (Venezuela), 9.38%, 01/13/34	109
	Russian Federation, (Russia),
53	8.25%, 03/31/10	54
50	11.00%, 07/24/18	70
	United Mexican States, (Mexico),
40	7.50%, 01/14/12	44
25	8.00%, 09/24/22	30
35	8.30%, 08/15/31	44
60	VAR, 3.49%, 10/14/08	60
	Total Foreign Government Securities (Cost $1,552)	1,447
	Mortgage Pass-Through Securities — 26.9%
8	Federal Home Loan Mortgage Corp., 15 Year, Single Family, 6.00%, 05/01/17 (m)	8
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
22	6.00%, 01/01/35 (m)	22
745	TBA, 5.00%, 09/15/38	716
50	TBA, 5.50%, 09/15/38	49
	Federal Home Loan Mortgage Corp., Gold Pools,
14	ARM, 5.42%, 07/01/14 (m)	14
26	ARM, 5.46%, 07/01/14 (m)	27
18	ARM, 5.57%, 06/01/14 (m)	18
450	Federal National Mortgage Association, 15 Year, Single Family, TBA, 4.50%, 09/25/23	436
	Federal National Mortgage Association, 30 Year, Single Family,
275	6.00%, 03/01/33 (m)	279
262	6.00%, 01/01/35 (m)	265
180	6.50%, 01/01/35 (m)	186
20	6.50%, 02/01/35	20

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
195	TBA, 6.00%, 09/25/38	197
615	TBA, 6.50%, 09/25/38	633
	Government National Mortgage Association, 30 Year, Single Family,
20	TBA, 6.00%, 09/15/38	20
210	TBA, 6.50%, 09/15/38	217
	Total Mortgage Pass-Through Securities (Cost $3,086)	3,107
	U.S. Government Agency Security — 0.9%
100	Federal Home Loan Mortgage Corp., 4.88%, 06/13/18 (m) (Cost $102)	102
	U.S. Treasury Obligations — 23.1%
	U.S. Treasury Bonds,
260	4.75%, 08/15/17 (m)	280
3	4.75%, 02/15/37 (m)	3
125	5.50%, 08/15/28 (k)	142
	U.S. Treasury Notes,
75	2.50%, 03/31/13 (m)	73
1,260	2.63%, 05/31/10 (m)	1,268
90	2.88%, 06/30/10 (m)	91
15	3.38%, 06/30/13 (m)	15
85	3.50%, 02/15/18 (m)	83
75	3.63%, 10/31/09 (m)	76
100	3.88%, 10/31/12 (m)	104
40	4.13%, 08/15/10 (m)	42
50	4.25%, 09/30/12 (k)	53
5	4.25%, 11/15/17 (m)	5
15	4.50%, 05/15/10 (m)	16
10	4.50%, 11/30/11 (m)	10
150	4.63%, 07/31/09 (k) (m)	153
95	5.00%, 05/15/37 (m)	104
140	5.13%, 06/30/11 (k) (m)	150
	Total U.S. Treasury Obligations (Cost $2,606)	2,668
	Total Long-Term Investments (Cost $12,831)	12,143

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — 1.7%
	Call Options Purchased — 1.7%
6	90 Day Eurodollar Futures, Expiring 09/15/08 @ $97.13, American Style	1
10	90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.50, American Style	1
5	90 Day Eurodollar Futures, Expiring 12/15/08 @ $96.88, American Style	3
5	90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.63, American Style	—	(h)

NOTIONAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Receiver Options Purchased on Interest Rate Swaps:
5,870	Expiring 10/09/08. If exercised the Fund receives semi-annually 3.19% and pays quarterly floating 3 month LIBOR expiring 10/14/09, European Style. Counterparty: Barclays Bank plc (r)	11
4,905	Expiring 11/28/08. If exercised the Fund receives semi-annually 2.43% and pays quarterly floating 3 month LIBOR expiring 12/02/09, European Style. Counterparty: Barclays Bank plc (r)	1
4,905	Expiring 11/28/08. If exercised the Fund receives semi-annually 2.43% and pays quarterly floating 3 month LIBOR expiring 12/02/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	1
9,810	Expiring 11/28/08. If exercised the Fund receives semi-annually 3.43% and pays quarterly floating 3 month LIBOR expiring 12/02/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	38
9,350	Expiring 12/03/08. If exercised the Fund receives semi-annually 2.26% and pays quarterly floating 3 month LIBOR expiring 12/05/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	1
18,700	Expiring 12/03/08. If exercised the Fund receives semi-annually 3.01% and pays quarterly floating 3 month LIBOR expiring 12/05/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	30
9,680	Expiring 12/11/08. If exercised the Fund receives semi-annually 2.88% and pays quarterly floating 3 month LIBOR expiring 12/15/09, European Style. Counterparty: Barclays Bank plc (r)	11
9,680	Expiring 12/11/08. If exercised the Fund receives semi-annually 3.63% and pays quarterly floating 3 month LIBOR expiring 12/15/09, European Style. Counterparty: Barclays Bank plc (r)	52
9,755	Expiring 12/18/08. If exercised the Fund receives semi-annually 2.34% and pays quarterly floating 3 month LIBOR expiring 12/22/09, European Style. Counterparty: Barclays Bank plc (r)	2

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   53

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

NOTIONAL AMOUNT	SECURITY DESCRIPTION	VALUE
Options Purchased — Continued
	Receiver Options Purchased on Interest Rate Swaps: — Continued
19,510	Expiring 12/18/08. If exercised the Fund receives semi-annually 3.09% and pays quarterly floating 3 month LIBOR expiring 12/22/09, European Style. Counterparty: Barclays Bank plc (r)	40
4,730	Expiring 02/12/09. If exercised the Fund receives semi-annually 2.57% and pays quarterly floating 3 month LIBOR expiring 02/17/10, European Style. Counterparty: Deutsche Bank AG, New York (r)	4
	Total Call Options Purchased	196

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE ($)
Put Options Purchased — 0.0% (g)
1	30 Day Fed Funds Expiring 09/30/08 @ $97.94, American Style	—	(h)
2	20 Year U.S. Treasury Bond Futures, Expiring 09/26/08 @ $114.00, American Style	1
2	20 Year U.S. Treasury Bond Futures, Expiring 09/26/08 @ $115.00, American Style	1
	Total Put Options Purchased	2
	Total Options Purchased (Cost $196)	198

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 14.6%
	Investment Company — 14.6%
1,679	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $1,679)	1,679
	Total Investments — 121.4% (Cost $14,706)	14,020
	Liabilities in Excess of Other Assets — (21.4)%	(2,469)
	NET ASSETS — 100.0%	11,551

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	10 Year Swap	September, 2008	336	12
1	Euro-Bobl	September, 2008	159	—	(h)
6	Eurodollar	September, 2008	1,458	2
1	30 Day Federal Funds	October, 2008	408	—	(h)
9	30 Day Federal Funds	November, 2008	3,673	4
9	5 Year U.S. Treasury Note	December, 2008	1,007	—	(h)
1	U.K. Treasury Long Gilt	December, 2008	204	—	(h)
1	U.S. Long Bond	December, 2008	117	(1)
4	90 Day Sterling	June, 2009	866	7
12	Eurodollar	June, 2010	2,881	19

	Short Futures Outstanding
(1)	Euro-Bund	September, 2008	(167)	(6)
(2)	2 Year U.S. Treasury Note	December, 2008	(425)	—	(h)
(1)	U.S. Treasury Bond	December, 2008	(117)	1
(2)	U.S. Treasury Note	December, 2008	(231)	—	(h)
(6)	Eurodollar	June, 2009	(1,454)	—	(h)
(6)	Eurodollar	June, 2011	(1,433)	(2)
				36

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(50)	FHLMC, 30 Year, Single Family, TBA, 5.50%, 10/15/38	(49)
(250)	FNMA, 30 Year, Single Family, TBA, 5.50%, 09/25/38	(247)
	(Proceeds received of $294.)	(296)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	97.75	09/15/08	11	—	(h)
90 Day Eurodollar Futures, American Style	97.50	09/15/08	1	—	(h)
90 Day Eurodollar Futures, American Style	98.00	09/15/08	9	—	(h)
90 Day Eurodollar Futures, American Style	97.25	09/15/08	1	—	(h)
90 Day Eurodollar Futures, American Style	98.00	12/15/08	20	—	(h)
90 Day Eurodollar Futures, American Style	97.13	12/15/08	5	(1)
90 Day Eurodollar Futures, American Style	97.38	12/15/08	5	(1)
(Premiums received of $20.)				(2)

Receiver Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.89% semi-annually	10/09/08	10/14/09	11,740	(7)
Barclays Bank plc	3.13% semi-annually	12/11/08	12/15/09	9,680	(20)
Barclays Bank plc	3.38% semi-annually	12/11/08	12/15/09	9,680	(34)
Barclays Bank plc	2.59% semi-annually	12/18/08	12/22/09	19,510	(10)
Barclays Bank plc	2.84% semi-annually	12/18/08	12/22/09	19,510	(21)
Deutsche Bank AG, New York	2.93% semi-annually	11/28/08	12/02/09	19,620	(25)
Deutsche Bank AG, New York	2.76% semi-annually	12/03/08	12/05/09	18,700	(15)
Deutsche Bank AG, New York	2.51% semi-annually	12/03/08	12/05/09	18,700	(8)
(Premiums received of $156)					(140)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
30 Day Federal Funds Futures, American Style	97.75	09/30/08	2	—
(Premiums received of $—(h).)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   55

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

Receiver/Payer Straddles on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	4.78% semi-annually	08/27/09	09/03/19	350	(23)
(Premiums received of $24)

*European Style.

**	The Fund would pay/receive quarterly a floating rate based on 3 month LIBOR, if exercised.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	920	(61)
Goldman Sachs Capital Management	4.92% semi-annually	3 month LIBOR quarterly	05/18/16	590	(30)
					(91)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.EM.9	Barclays Bank plc [1]	Buy	2.65% semi-annually	06/20/13	90	(1)
CDX.EM.9	Barclays Bank plc [2]	Buy	2.65% semi-annually	06/20/13	60	(1)
CDX.EM.9	Barclays Bank plc [3]	Buy	2.65% semi-annually	06/20/13	30	— (h)
CDX.EM.9	Citibank, N.A. [4]	Buy	2.65% semi-annually	06/20/13	50	— (h)
CDX.EM.9	Citibank, N.A. [5]	Buy	2.65% semi-annually	06/20/13	90	(1)
CDX.EM.9	Deutsche Bank AG, New York [6]	Buy	2.65% semi-annually	06/20/13	100	(1)
CDX.EM.9	Deutsche Bank AG, New York [7]	Buy	2.65% semi-annually	06/20/13	210	(1)
CDX.EM.9	HSBC Bank, N.A. [8]	Buy	2.65% semi-annually	06/20/13	50	— (h)
CDX.EM.9	Lehman Brothers Special Financing [9]	Buy	2.65% semi-annually	06/20/13	90	(1)
CDX.EM.9	Lehman Brothers Special Financing [10]	Buy	2.65% semi-annually	06/20/13	170	(1)
CDX.EM.9	Lehman Brothers Special Financing [11]	Buy	2.65% semi-annually	06/20/13	190	(1)
CDX.EM.9	Merrill Lynch International [12]	Buy	2.65% semi-annually	06/20/13	80	(1)
CDX.EM.9	Morgan Stanley Capital Services [13]	Buy	2.65% semi-annually	06/20/13	110	(1)
CDX.NA.IG.10	Goldman Sachs Capital Management [14]	Buy	1.55% quarterly	06/20/13	500	(4)
CDX.NA.IG.HVOL.10	Goldman Sachs Capital Management [15]	Sell	3.50% quarterly	06/20/13	125	— (h)
Countrywide Home Loans, Inc., 4.00%, 03/22/11	Goldman Sachs Capital Management	Sell	4.00% quarterly	09/20/08	200	2
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	0.53% semi-annually	08/20/12	130	(7)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	0.68% semi-annually	08/20/12	150	(8)
Republic of Kazakhstan, 11.13%, 05/11/07	Credit Suisse International	Sell	0.53% semi-annually	08/20/12	210	(12)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.66% semi-annually	08/20/12	310	(16)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.71% semi-annually	08/20/12	150	(7)
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	0.64% semi-annually	05/20/12	50	(4)
						(66)

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

[1]Premiums received of $8.

[2]Premiums received of $1.

[3]Premiums received of $—(h).

[4]Premiums received of $1.

[5]Premiums received of $—(h).

[6]Premiums received of $—(h).

[7]Premiums received of $1.

[8]Premiums received of $—(h).

[9]Premiums received of $1.

[10]Premiums received of $2.

[11]Premiums received of $1.

[12]Premiums received of $—(h).

[13]Premiums received of $—(h).

[14] Premiums received of $11.

[15] Premiums paid of $5.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America †	BA Covered Bond Issuer, 5.50%, 06/14/12	101.23	09/11/08	920	12
Credit Suisse International †	FHLB, 5.38%, 05/18/16	105.04	11/14/08	580	2
Deutsche Bank AG, New York †	FNMA, 30 Year, Single Family, TBA, 5.00%	94.19	09/04/08	325	7
Union Bank of Switzerland AG †	FNMA, 15 Year, Single Family, TBA, 5.00%	97.50	09/09/08	300	5
Union Bank of Switzerland AG †	FNMA, 15 Year, Single Family, TBA, 6.00%	101.94	09/09/08	815	5
					31

†	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at termination.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   57

JPMorgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)

*—	On September 15, 2008, the security’s maturity date, the full principal amount was received.

**—	The fair value of the security was written down to zero subsequent to August 31, 2008 which resulted in an impact of approximately $1.45 per share for JPMorgan Short Term Bond Fund and $0.09 per share for JPMorgan Short Term Bond Fund II.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)—	Defaulted Security.

(e)—	Security is exempt from registration under Rule 144A of the Investment Company Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)—	Fair Valued Investment. The following are approximately the value and percentage of the investments based on total investments that are fair valued (amounts in thousands):

	Value	Percentage
Bond Fund	$17,195	3.8%
Enhanced Income Fund	240	0.4
Short Term Bond Fund	8,539	18.8
Short Term Bond Fund II	1,769	0.9

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand (shares or dollars).

(i)—	Security has been deemed illiquid pursuant to procedures established by the Board of Trustees and may be difficult to sell.

(k)—	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(n)—	The rate shown is the effective yield at the date of purchase.

(r)—	Rates shown are per annum and payments are as described.

(s)—	These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(v)—	As a result of the issuer missing its most recent coupon payment, the Portfolio no longer accrues interest from this security. The issuer has until the security’s maturity date to make any missed payments.

(x)—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2008.

ARM—	Adjustable Rate Mortgage

ARS—	Argentine Peso

AUD—	Australian Dollar

BRL—	Brazilian Real

CAD—	Canadian Dollar

CAD-BA-CDOR—	Canadian Bank Bill Overnight Rate

CMO—	Collateralized Mortgage Obligation

COP—	Colombian Peso

EGP—	Egyptian Pound

EUR—	Euro

FHLB—	Federal Home Loan Bank

FHLMC—	Federal Home Loan Mortgage Corp.

FNMA—	Federal National Mortgage Association

HB—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IOs, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2008. The rate may be subject to a cap and floor.

IO—	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

JPY—	Japanese Yen

LIBOR—	London Interbank Offered Rate

MXN—	Mexican Peso

PEN—	Peruvian Nuevo Sol

PIK—	Payment-In-Kind

REMICS—	Real Estate Mortgage Investment Conduits

STRIPS—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB—	Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2008.

TBA—	To Be Announced

TIBOR—	Tokyo Interbank Offered Rate

TRAINS—	Targeted Return Index

TRY—	New Turkish Lira

USD—	United States Dollar

UYU—	Uruguayan Peso

VAR—	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2008.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   59

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2008 (Unaudited)

(Amounts in thousands, except per share amounts)

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund		Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$453,151	$309,827	$48,514		$82,504
Investments in affiliates, at value	3,439	12,045	11,208		3,389
Total investment securities, at value	456,590	321,872	59,722		85,893
Cash	319	2	5		1,281
Foreign currency, at value	281	43	—		162
Receivables:
Due from Advisor	—	—	—	(b)	—
Investment securities sold	810,317	—	7,757		36,102
Fund shares sold	500	524	—		91
Interest and dividends	4,082	6,543	235		343
Variation margin on futures contracts	634	—	—	(b)	26
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—		—	(b)
Outstanding swap contracts, at value	4,586	1,548	37		59
Total Assets	1,277,309	330,532	67,756		123,957

LIABILITIES:
Payables:
Due to broker for foreign futures contracts	15	—	—		—
Dividends	308	1,066	53		81
Investment securities purchased	863,493	—	7,768		38,044
Securities sold short, at value	60,280	—	—		—
Fund shares redeemed	432	1,136	6,150		332
Variation margin on futures contracts	163	184	5		24
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—		1
Outstanding options written, at value	2,032	—	—		721
Outstanding swap contracts, at value	6,530	7,194	27		353
Accrued liabilities:
Investment advisory fees	67	189	—		—
Administration fees	25	28	—		—	(b)
Shareholder servicing fees	32	64	—		10
Distribution fees	9	6	—		9
Custodian and accounting fees	13	20	10		15
Trustees’ and Chief Compliance Officer’s fees	3	3	2		1
Other	324	71	54		118
Total Liabilities	933,726	9,961	14,069		39,709
Net Assets	$343,583	$320,571	$53,687		$84,248

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund
NET ASSETS:
Paid in capital	$636,237	$339,696	$78,147	$86,547
Accumulated undistributed (distributions in excess of) net investment income	6,200	825	(49)	957
Accumulated net realized gains (losses)	(219,422)	(6,791)	(14,145)	(4,099)
Net unrealized appreciation (depreciation)	(79,432)	(13,159)	(10,266)	843
Total Net Assets	$343,583	$320,571	$53,687	$84,248

Net Assets:
Class A	$18,211	$12,700	$—	$8,904
Class B	3,155	—	—	—
Class C	5,450	4,943	—	10,413
Class R5	—	22,486	—	—
Select Class	76,636	280,442	—	58,127
Institutional Class	141,811	—	53,687	6,804
Ultra	98,320	—	—	—
Total	$343,583	$320,571	$53,687	$84,248

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,330	1,582	—	931
Class B	407	—	—	—
Class C	699	616	—	1,093
Class R5	—	2,797	—	—
Select Class	9,903	34,889	—	6,055
Institutional Class	18,340	—	6,377	708
Ultra	12,721	—	—	—

Net Asset Value:
Class A — Redemption price per share	$7.82	$8.03	$—	$9.57
Class B — Offering price per share (a)	7.76	—	—	—
Class C — Offering price per share (a)	7.80	8.02	—	9.53
Class R5 — Offering and redemption price per share	—	8.04	—	—
Select Class — Offering and redemption price per share	7.74	8.04	—	9.60
Institutional Class — Offering and redemption price per share	7.73	—	8.42	9.61
Ultra — Offering and redemption price per share	7.73	—	—	—
Class A maximum sales charge	3.75%	3.75%	—	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$8.12	$8.34	$—	$9.94

Cost of investments in non-affiliates	$534,364	$317,135	$58,728	$81,625
Cost of investments in affiliates	3,439	12,045	11,208	3,389
Cost of foreign currency	268	44	—	158
Proceeds received from short positions	60,025	—	—	—
Premiums received from options written	2,414	—	—	750
Premiums paid on swaps	993	—	132	32
Premiums received from swaps	4,180	—	71	77

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   61

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Short Term Bond Fund	Short Term Bond Fund II		Strategic Income Fund
ASSETS:
Investments in non-affiliates, at value	$40,278	$188,513		$12,341
Investments in affiliates, at value	5,224	14,281		1,679
Total investment securities, at value	45,502	202,794		14,020
Cash	7	—		24
Foreign currency, at value	3	—		—
Deposits at broker for foreign futures contracts	—	—		—	(b)
Receivables:
Investment securities sold	—	—		3,712
Fund shares sold	83	—	(b)	3
Interest and dividends	319	1,297		153
Tax reclaims	—	—		—	(b)
Variation margin on futures contracts	8	25		18
Outstanding swap contracts, at value	94	143		33
Due from advisor	—	—		19
Total Assets	46,016	204,259		17,982

LIABILITIES:
Payables:
Due to custodian	—	60		—
Due to custodian for foreign currency	—	—	(b)	74
Dividends	95	597		14
Investment securities purchased	—	—		5,579
Securities sold short, at value	—	—		296
Fund shares redeemed	216	492		34
Variation margin on futures contracts	—	—		1
Outstanding options written, at value	—	—		165
Outstanding swap contracts, at value	—	64		159
Accrued liabilities:
Investment advisory fees	5	42		—	(b)
Administration fees	9	5		—
Shareholder servicing fees	6	20		3
Distribution fees	2	43		4
Custodian and accounting fees	2	10		7
Trustees’ and Chief Compliance Officers’ fees	9	7		—	(b)
Other	202	211		95
Total Liabilities	546	1,551		6,431
Net Assets	$45,470	$202,708		$11,551

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
NET ASSETS:
Paid in capital	$187,958	$254,794	$27,470
Accumulated undistributed (distributions in excess of) net investment income	4,849	(84)	68
Accumulated net realized gains (losses)	(99,799)	(34,620)	(15,264)
Net unrealized appreciation (depreciation)	(47,538)	(17,382)	(723)
Total Net Assets	$45,470	$202,708	$11,551

Net Assets:
Class A	$8,426	$19,466	$6,013
Class B	—	—	2,393
Class C	—	—	2,154
Class M	—	129,104	—
Select Class	14,744	54,138	829
Institutional Class	22,300	—	162
Total	$45,470	$202,708	$11,551

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,002	2,112	731
Class B	—	—	291
Class C	—	—	262
Class M	—	14,003	—
Select Class	1,751	5,860	101
Institutional Class	2,651	—	20

Net Asset Value:
Class A — Redemption price per share	$8.41	$9.22	$8.22
Class B — Offering price per share (a)	—	—	8.23
Class C — Offering price per share (a)	—	—	8.23
Class M — Offering price per share	—	9.22	—
Select Class — Offering and redemption price per share	8.42	9.24	8.23
Institutional Class — Offering and redemption price per share	8.41	—	8.21
Class A maximum sales charge	2.25%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$8.60	$9.43	$8.54
Class M maximum sales charge	—	1.50%	—
Class M maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$—	$9.36	$—

Cost of investments in non-affiliates	$87,929	$205,974	$13,027
Cost of investments in affiliates	5,224	14,281	1,679
Cost of foreign currency	3	— (b)	1
Proceeds received from short positions	—	—	294
Premiums received from options written	—	—	200
Premiums paid on swaps	—	239	5
Premiums received from swaps	—	186	26

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   63

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund		Real Return Fund
INVESTMENT INCOME:
Interest income	$33,970	$12,825	$1,211		$3,775
Interest income from affiliates	16	—	—		—
Dividend income	238	—	—		—
Dividend income from affiliates (a)	347	172	223		64
Foreign taxes withheld	—	36	—		—
Total investment income	34,571	13,033	1,434		3,839

EXPENSES:
Investment advisory fees	1,661	1,097	101		151
Administration fees	564	160	41		44
Distribution fees:
Class A	26	14	—		10
Class B	13	—	—		—
Class C	25	20	—		37
Shareholder servicing fees:
Class A	26	14	—		10
Class B	4	—	—		—
Class C	8	7	—		12
Class R5	—	6	—		—
Select Class	825	343	—		76
Institutional Class	130	—	40		3
Custodian and accounting fees	79	67	22		78
Interest expense	12	—	—		2
Professional fees	66	45	32		57
Trustees’ and Chief Compliance Officers’ fees	9	2	1		1
Printing and mailing costs	57	9	2		1
Registration and filing fees	63	33	6		21
Transfer agent fees	99	42	2		25
Other	78	16	9		49
Total expenses	3,745	1,875	256		577
Less amounts waived	(485)	—	(175)		(238)
Less earnings credits	(4)	(1)	—	(b)	— (b)
Less expense reimbursements	—	—	—	(b)	(14)
Net expenses	3,256	1,874	81		325
Net investment income (loss)	31,315	11,159	1,353		3,514

SEE NOTES TO FINANCIAL STATEMENTS.

64   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(155,704)	$(5,556)	$(3,010)	$(1,369)
Investments in affiliates	(778)	—	—	—
Securities sold short	8,657	—	40	315
Written options	7,635	—	—	308
Futures	(7,641)	1,953	128	(794)
Swaps	(15,264)	18	(51)	(448)
Foreign currency transactions	(37)	(453)	—	7
Net realized gain (loss)	(163,132)	(4,038)	(2,893)	(1,981)
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	4,718	(8,950)	(2,642)	(3,802)
Investments in affiliates	585	—	—	—
Securities sold short	(31)	—	(7)	(59)
Written options	5,135	—	—	307
Futures	(2,515)	(833)	(70)	18
Swaps	1,167	(743)	(172)	(22)
Foreign currency translations	499	364	—	107
Change in net unrealized appreciation (depreciation)	9,558	(10,162)	(2,891)	(3,451)
Net realized/unrealized gains (losses)	(153,574)	(14,200)	(5,784)	(5,432)
Change in net assets resulting from operations	$(122,259)	$(3,041)	$(4,431)	$(1,918)

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   65

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2008 (Unaudited) (continued)

(Amounts in thousands)

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
INVESTMENT INCOME:
Interest income	$17,714	$4,670	$361
Interest income from affiliates	51	9	—
Dividend income from affiliates (a)	326	338	20
Total investment income	18,091	5,017	381

EXPENSES:
Investment advisory fees	887	278	29
Administration fees	361	113	6
Distribution fees:
Class A	12	27	8
Class B	—	—	11
Class C	—	—	8
Class M	—	241	—
Shareholder servicing fees:
Class A	12	27	8
Class B	—	—	4
Class C	—	—	3
Class M	—	172	—
Select Class	697	79	1
Institutional Class	71	—	—	(b)
Custodian and accounting fees	41	38	62
Interest expense	— (b)	—	—
Professional fees	51	60	36
Trustees’ and Chief Compliance Officers’ fees	4	2	—	(b)
Printing and mailing costs	35	42	2
Registration and filing fees	15	16	23
Transfer agent fees	31	34	20
Other	48	62	21
Total expenses	2,265	1,191	242
Less amounts waived	(479)	(262)	(35)
Less earnings credits	(3)	(1)	—	(b)
Less expense reimbursements	—	—	(124)
Net expenses	1,783	928	83
Net investment income (loss)	16,308	4,089	298

SEE NOTES TO FINANCIAL STATEMENTS.

66   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(44,566)	$(3,690)	$(325)
Investments in affiliates	(802)	(144)	—
Securities sold short	1,846	—	102
Written options	1,796	145	(36)
Futures	(4,332)	(65)	(43)
Swaps	3,215	(327)	(74)
Foreign currency transactions	(13)	—	10
Net realized gain (loss)	(42,856)	(4,081)	(366)
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(9,330)	(5,351)	(330)
Investments in affiliates	(63)	(5)	—
Securities sold short	(1,942)	—	(4)
Written options	2,156	374	47
Futures	(383)	(248)	(3)
Swaps	(9,626)	(1,356)	2
Foreign currency translations	(6)	—	7
Change in net unrealized appreciation (depreciation)	(19,194)	(6,586)	(281)
Net realized/unrealized gains (losses)	(62,050)	(10,667)	(647)
Change in net assets resulting from operations	$(45,742)	$(6,578)	$(349)

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   67

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Bond Fund		Emerging Markets Debt Fund		Enhanced Income Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$31,315	$117,741	$11,159	$17,161	$1,353	$8,234
Net realized gain (loss)	(163,132)	(12,726)	(4,038)	513	(2,893)	(3,805)
Change in net unrealized appreciation (depreciation)	9,558	(116,371)	(10,162)	(8,893)	(2,891)	(7,554)
Change in net assets resulting from operations	(122,259)	(11,356)	(3,041)	8,781	(4,431)	(3,125)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(653)	(1,302)	(416)	(543)	—	—
From net realized gains	—	—	—	(205)	—	—
Class B
From net investment income	(103)	(173)	—	—	—	—
Class C
From net investment income	(186)	(306)	(166)	(217)	—	—
From net realized gains	—	—	—	(79)	—	—
Class R5
From net investment income	—	—	(821)	(1,294)	—	—
From net realized gains	—	—	—	(363)	—	—
Select Class
From net investment income	(18,668)	(82,232)	(9,901)	(14,385)	—	—
From net realized gains	—	—	—	(4,326)	—	—
Institutional Class
From net investment income	(8,467)	(21,498)	—	—	(1,229)	(8,070)
From net realized gains	—	—	—	—	—	(189)
Ultra
From net investment income	(5,142)	(9,393)	—	—	—	—
Total distributions to shareholders	(33,219)	(114,904)	(11,304)	(21,412)	(1,229)	(8,259)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(1,180,489)	(244,149)	34,194	175,875	(43,831)	(68,540)

NET ASSETS:
Change in net assets	(1,335,967)	(370,409)	19,849	163,244	(49,491)	(79,924)
Beginning of period	1,679,550	2,049,959	300,722	137,478	103,178	183,102
End of period	$343,583	$1,679,550	$320,571	$300,722	$53,687	$103,178
Accumulated undistributed (distributions in excess of) net investment income	$6,200	$8,104	$825	$970	$(49)	$(173)

SEE NOTES TO FINANCIAL STATEMENTS.

68   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

	Real Return Fund		Short Term Bond Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,514	$3,897	$16,308	$85,886
Net realized gain (loss)	(1,981)	585	(42,856)	(28,575)
Change in net unrealized appreciation (depreciation)	(3,451)	4,183	(19,194)	(32,299)
Change in net assets resulting from operations	(1,918)	8,665	(45,742)	25,012

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(282)	(63)	(258)	(548)
Class C
From net investment income	(320)	(23)	—	—
Select Class
From net investment income	(2,057)	(3,530)	(10,680)	(63,417)
Institutional Class
From net investment income	(236)	(359)	(3,106)	(21,722)
Total distributions to shareholders	(2,895)	(3,975)	(14,044)	(85,687)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	11,366	4,482	(966,738)	(520,629)

NET ASSETS
Change in net assets	6,553	9,172	(1,026,524)	(581,304)
Beginning of period	77,695	68,523	1,071,994	1,653,298
End of period	$84,248	$77,695	$45,470	$1,071,994
Accumulated undistributed (distributions in excess of) net investment income	$957	$338	$4,849	$2,585

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   69

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Term Bond Fund II		Strategic Income Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,089	$14,171	$298	$1,089
Net realized gain (loss)	(4,081)	3,124	(366)	(395)
Change in net unrealized appreciation (depreciation)	(6,586)	(8,617)	(281)	(880)
Change in net assets resulting from operations	(6,578)	8,678	(349)	(186)
Net equalization credits (debits)	(77)	(204)	(3)	(18)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(404)	(1,177)	(205)	(380)
Class B
From net investment income	—	—	(91)	(215)
Class C
From net investment income	—	—	(67)	(121)
Class M
From net investment income	(2,406)	(6,753)	—	(40)
Select Class
From net investment income	(1,219)	(6,250)	(31)	(87)
Institutional Class
From net investment income	—	—	(21)	(184)
Total distributions to shareholders	(4,029)	(14,180)	(415)	(1,027)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(36,405)	(96,618)	(2,956)	(8,100)

NET ASSETS
Change in net assets	(47,089)	(102,324)	(3,723)	(9,331)
Beginning of period	249,797	352,121	15,274	24,605
End of period	$202,708	$249,797	$11,551	$15,274
Accumulated undistributed (distributions in excess of) net investment income	$(84)	$(144)	$68	$185

SEE NOTES TO FINANCIAL STATEMENTS.

70   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

	Bond Fund		Emerging Markets Debt Fund		Enhanced Income Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,217	$20,591	$8,290	$15,321	$—	$—
Dividends and distributions reinvested	545	1,043	324	579	—	—
Cost of shares redeemed	(8,506)	(14,713)	(3,528)	(9,276)	—	—
Redemption fees	—	—	1	1	—	—
Change in net assets from Class A capital transactions	$(4,744)	$6,921	$5,087	$6,625	$—	$—
Class B
Proceeds from shares issued	$173	$2,256	$—	$—	$—	$—
Dividends and distributions reinvested	71	124	—	—	—	—
Cost of shares redeemed	(747)	(1,593)	—	—	—	—
Change in net assets from Class B capital transactions	$(503)	$787	$—	$—	$—	$—
Class C
Proceeds from shares issued	$1,547	$6,191	$892	$4,511	$—	$—
Dividends and distributions reinvested	129	186	125	237	—	—
Cost of shares redeemed	(3,045)	(3,436)	(983)	(710)	—	—
Redemption fees	—	—	— (a)	1	—	—
Change in net assets from Class C capital transactions	$(1,369)	$2,941	$34	$4,039	$—	$—
Class R5
Proceeds from shares issued	$—	$—	$348	$14,037	$—	$—
Dividends and distributions reinvested	—	—	821	1,657	—	—
Cost of shares redeemed	—	—	— (a)	(935)	—	—
Redemption fees	—	—	1	4	—	—
Change in net assets from Class R5 capital transactions	$—	$—	$1,170	$14,763	$—	$—
Select Class
Proceeds from shares issued	$61,263	$716,798	$65,042	$198,351	$—	$—
Dividends and distributions reinvested	7,709	26,966	1,793	6,144	—	—
Cost of shares redeemed	(652,495)	(995,991)	(38,946)	(54,085)	—	—
Redemptions in-kind (Note 8)	(359,805)	—	—	—	—	—
Redemption fees	—	—	14	38	—	—
Change in net assets from Select Class capital transactions	$(943,328)	$(252,227)	$27,903	$150,448	$—	$—
Institutional Class
Proceeds from shares issued	$24,741	$166,454	$—	$—	$300	$94,077
Dividends and distributions reinvested	6,611	13,089	—	—	742	5,748
Cost of shares redeemed	(153,446)	(205,895)	—	—	(44,873)	(168,365)
Redemptions in-kind (Note 8)	(51,776)	—	—	—	—	—
Change in net assets from Institutional Class capital transactions	$(173,870)	$(26,352)	$—	$—	$(43,831)	$(68,540)
Ultra
Proceeds from shares issued	$22,537	$46,145	$—	$—	$—	$—
Dividends and distributions reinvested	3,253	5,205	—	—	—	—
Cost of shares redeemed	(35,258)	(27,569)	—	—	—	—
Redemptions in-kind (Note 8)	(47,207)	—	—	—	—	—
Change in net assets from Ultra capital transactions	$(56,675)	$23,781	$—	$—	$—	$—

Total change in net assets from capital transactions	$(1,180,489)	$(244,149)	$34,194	$175,875	$(43,831)	$(68,540)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   71

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Bond Fund		Emerging Markets Debt Fund		Enhanced Income Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
SHARE TRANSACTIONS:
Class A
Issued	398	2,226	1,007	1,738	—	—
Reinvested	66	114	40	68	—	—
Redeemed	(1,019)	(1,611)	(433)	(1,085)	—	—
Change in Class A Shares	(555)	729	614	721	—	—
Class B
Issued	21	247	—	—	—	—
Reinvested	9	14	—	—	—	—
Redeemed	(90)	(176)	—	—	—	—
Change in Class B Shares	(60)	85	—	—	—	—
Class C
Issued	184	675	108	515	—	—
Reinvested	16	21	15	28	—	—
Redeemed	(367)	(378)	(120)	(83)	—	—
Change in Class C Shares	(167)	318	3	460	—	—
Class R5
Issued	—	—	42	1,586	—	—
Reinvested	—	—	101	193	—	—
Redeemed	—	—	— (a)	(106)	—	—
Change in Class R5 Shares	—	—	143	1,673	—	—
Select Class
Issued	7,278	78,063	7,923	22,695	—	—
Reinvested	932	2,987	221	717	—	—
Redeemed	(78,985)	(110,580)	(4,745)	(6,279)	—	—
Redemptions in-kind (Note 8)	(46,607)	—	—	—	—	—
Change in Select Class Shares	(117,382)	(29,530)	3,399	17,133	—	—
Institutional Class
Issued	2,959	18,319	—	—	36	9,634
Reinvested	810	1,449	—	—	86	602
Redeemed	(18,543)	(22,790)	—	—	(5,224)	(17,529)
Redemptions in-kind (Note 8)	(6,707)	—	—	—	—	—
Change in Institutional Class Shares	(21,481)	(3,022)	—	—	(5,102)	(7,293)
Ultra
Issued	2,751	5,126	—	—	—	—
Reinvested	400	576	—	—	—	—
Redeemed	(4,366)	(3,082)	—	—	—	—
Redemptions in-kind (Note 8)	(6,115)	—	—	—	—	—
Change in Ultra Shares	(7,330)	2,620	—	—	—	—

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

72   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

	Real Return Fund		Short Term Bond Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$7,632	$4,834	$1,242	$10,776
Dividends and distributions reinvested	259	49	236	514
Cost of shares redeemed	(3,661)	(481)	(3,174)	(8,426)
Change in net assets from Class A capital transactions	$4,230	$4,402	$(1,696)	$2,864
Class C
Proceeds from shares issued	$11,571	$3,908	$—	$—
Dividends and distributions reinvested	228	20	—	—
Cost of shares redeemed	(4,843)	(26)	—	—
Change in net assets from Class C capital transactions	$6,956	$3,902	$—	$—
Select Class
Proceeds from shares issued	$4,370	$4,331	$61,088	$500,278
Dividends and distributions reinvested	2,056	3,530	756	3,886
Cost of shares redeemed	(6,484)	(12,106)	(557,088)	(816,136)
Redemptions in-kind (Note 8)	—	—	(275,798)	—
Change in net assets from Select Class capital transactions	$(58)	$(4,245)	$(771,042)	$(311,972)
Institutional Class
Proceeds from shares issued	$197	$363	$29,787	$128,940
Dividends and distributions reinvested	41	60	1,734	11,725
Cost of shares redeemed	— (a)	—	(166,724)	(352,186)
Redemptions in-kind (Note 8)	—	—	(58,797)	—
Change in net assets from Institutional Class capital transactions	$238	$423	$(194,000)	$(211,521)

Total change in net assets from capital transactions	$11,366	$4,482	$(966,738)	$(520,629)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Real Return Fund		Short Term Bond Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
SHARE TRANSACTIONS:
Class A
Issued	771	490	141	1,148
Reinvested	27	5	27	55
Redeemed	(378)	(50)	(357)	(906)
Change in Class A Shares	420	445	(189)	297
Class C
Issued	1,174	397	—	—
Reinvested	24	2	—	—
Redeemed	(504)	(3)	—	—
Change in Class C Shares	694	396	—	—
Select Class
Issued	449	460	7,042	52,766
Reinvested	212	372	86	415
Redeemed	(666)	(1,244)	(63,856)	(87,596)
Redemptions in-kind (Note 8)	—	—	(32,033)	—
Change in Select Class Shares	(5)	(412)	(88,761)	(34,415)
Institutional Class
Issued	20	38	3,442	13,637
Reinvested	4	7	198	1,250
Redeemed	— (a)	—	(19,033)	(37,736)
Redemptions in-kind (Note 8)	—	—	(6,837)	—
Change in Institutional Class Shares	24	45	(22,230)	(22,849)

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

74   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

	Short Term Bond Fund II		Strategic Income Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,366	$6,310	$750	$1,979
Dividends and distributions reinvested	387	1,118	113	211
Cost of shares redeemed	(3,925)	(8,955)	(848)	(3,096)
Change in net assets from Class A capital transactions	$(2,172)	$(1,527)	$15	$(906)
Class B
Proceeds from shares issued	$—	$—	$134	$422
Dividends and distributions reinvested	—	—	54	131
Cost of shares redeemed	—	—	(1,110)	(2,283)
Change in net assets from Class B capital transactions	$—	$—	$(922)	$(1,730)
Class C
Proceeds from shares issued	$—	$—	$439	$676
Dividends and distributions reinvested	—	—	44	77
Cost of shares redeemed	—	—	(382)	(1,528)
Change in net assets from Class C capital transactions	$—	$—	$101	$(775)
Class M
Proceeds from shares issued	$—	$1	$—	$—
Dividends and distributions reinvested	— (a)	— (a)	—	—
Cost of shares redeemed	(8,472)	(28,875)	—	(2,948)
Change in net assets from Class M capital transactions	$(8,472)	$(28,874)	$—	$(2,948)
Select Class
Proceeds from shares issued	$175	$8,986	$6	$245
Dividends and distributions reinvested	54	272	25	74
Cost of shares redeemed	(25,990)	(75,475)	(234)	(761)
Change in net assets from Select Class capital transactions	$(25,761)	$(66,217)	$(203)	$(442)
Institutional Class
Proceeds from shares issued	$—	$—	$— (a)	$867
Dividends and distributions reinvested	—	—	9	71
Cost of shares redeemed	—	—	(1,956)	(2,237)
Change in net assets from Institutional Class capital transactions	$—	$—	$(1,947)	$(1,299)

Total change in net assets from capital transactions	$(36,405)	$(96,618)	$(2,956)	$(8,100)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Term Bond Fund II		Strategic Income Fund
	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008	Six Months Ended 8/31/2008 (Unaudited)	Year Ended 2/29/2008
SHARE TRANSACTIONS:
Class A
Issued	146	642	89	220
Reinvested	41	115	13	24
Redeemed	(420)	(916)	(100)	(349)
Change in Class A Shares	(233)	(159)	2	(105)
Class B
Issued	—	—	16	46
Reinvested	—	—	7	15
Redeemed	—	—	(132)	(256)
Change in Class B Shares	—	—	(109)	(195)
Class C
Issued	—	—	53	76
Reinvested	—	—	5	9
Redeemed	—	—	(46)	(170)
Change in Class C Shares	—	—	12	(85)
Class M
Issued	—	— (a)	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(907)	(2,950)	—	(324)
Change in Class M Shares	(907)	(2,950)	—	(324)
Select Class
Issued	19	914	1	27
Reinvested	6	28	3	8
Redeemed	(2,743)	(7,736)	(28)	(86)
Change in Select Class Shares	(2,718)	(6,794)	(24)	(51)
Institutional Class
Issued	—	—	— (a)	99
Reinvested	—	—	1	8
Redeemed	—	—	(229)	(257)
Change in Institutional Class Shares	—	—	(228)	(150)

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

76   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED AUGUST 31, 2008 (Unaudited)

(Amounts in thousands)

Short Term Bond Fund
INCREASE (DECREASE) IN CASH
Cash flows used by operating activities:
Net decrease in net assets from operations	$(45,742)
Adjustments to reconcile net decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(1,970,962)
Proceeds from disposition of investment securities	3,229,286
Covers of investment securities sold short	(2,273,472)
Proceeds from disposition of investment securities sold short	1,615,610
Purchases of short-term investments, net	26,988
Decrease in premiums received on written options	(7,485)
Decrease in premiums paid/received on swaps	(160)
Decrease in unrealized appreciation/depreciation on swap contracts	9,626
Decrease in unrealized appreciation/depreciation on investments	9,393
Decrease in unrealized appreciation/depreciation on securities sold short	1,942
Decrease in unrealized appreciation/depreciation on foreign currency translations	6
Increase in unrealized appreciation/depreciation on written options	(2,156)
Realized gain/loss on investments	45,368
Realized gain/loss on investment securities sold short	(1,846)
Realized gain/loss on swap contracts	(3,215)
Realized gain/loss on written options	(1,796)
Decrease in receivable for investments sold	937,977
Decrease in interest and dividends receivable	10,778
Decrease in variation margin receivable	2,865
Decrease in payable for investments purchased	(879,314)
Decrease in dividends and distributions payable	(3,750)
Decrease in variation margin payable	(2,210)
Decrease in accrued expenses and other liabilities	(323)
Net amortization/accretion of income	309
Net cash provided (used) by operating activities	697,717

Cash flows provided (used) by financing activities:
Net proceeds from shares issued	92,362
Net cost of shares redeemed	(779,776)
Cash distributions paid (net of reinvestments of $2,726)	(11,318)
Net cash provided (used) by financing activities	(698,732)
Net decrease in cash	(1,015)

Cash:
Beginning of period (including foreign currency of $8)	1,025
End of period (including foreign currency of $3)	$10

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of a redemption in-kind of $301,219.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   77

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Bond Fund
Class A
Six Months Ended August 31, 2008 (Unaudited)	$8.87	$0.22	(g)	$(1.00)	$(0.78)	$(0.27)	$—	$—		$(0.27)
Year Ended February 29, 2008	9.40	0.47		(0.54)	(0.07)	(0.46)	—	—		(0.46)
September 1, 2006 through February 28, 2007 (e)	9.29	0.22		0.12	0.34	(0.23)	—	—		(0.23)
Year Ended August 31, 2006	9.85	0.41		(0.28)	0.13	(0.42)	(0.27)	—		(0.69)
Year Ended August 31, 2005	10.05	0.36		0.13	0.49	(0.39)	(0.30)	—		(0.69)
Year Ended August 31, 2004	10.03	0.32		0.32	0.64	(0.32)	(0.30)	—		(0.62)
Year Ended August 31, 2003	10.07	0.40		0.04	0.44	(0.40)	(0.08)	—		(0.48)

Class B
Six Months Ended August 31, 2008 (Unaudited)	8.80	0.19	(g)	(0.99)	(0.80)	(0.24)	—	—		(0.24)
Year Ended February 29, 2008	9.34	0.41		(0.55)	(0.14)	(0.40)	—	—		(0.40)
September 1, 2006 through February 28, 2007 (e)	9.23	0.19		0.12	0.31	(0.20)	—	—		(0.20)
Year Ended August 31, 2006	9.78	0.36		(0.28)	0.08	(0.36)	(0.27)	—		(0.63)
Year Ended August 31, 2005	9.97	0.29		0.12	0.41	(0.30)	(0.30)	—		(0.60)
Year Ended August 31, 2004	9.95	0.25		0.32	0.57	(0.25)	(0.30)	—	(h)	(0.55)
Year Ended August 31, 2003	10.05	0.33		(0.03)	0.30	(0.32)	(0.08)	—		(0.40)

Class C
Six Months Ended August 31, 2008 (Unaudited)	8.85	0.19	(g)	(1.00)	(0.81)	(0.24)	—	—		(0.24)
Year Ended February 29, 2008	9.39	0.42		(0.56)	(0.14)	(0.40)	—	—		(0.40)
September 1, 2006 through February 28, 2007 (e)	9.27	0.19		0.13	0.32	(0.20)	—	—		(0.20)
Year Ended August 31, 2006	9.83	0.32		(0.25)	0.07	(0.36)	(0.27)	—		(0.63)
Year Ended August 31, 2005	10.03	0.28		0.12	0.40	(0.30)	(0.30)	—		(0.60)
Year Ended August 31, 2004	10.01	0.24		0.33	0.57	(0.25)	(0.30)	—		(0.55)
March 31, 2003 (f) through August 31, 2003	10.22	0.14		(0.21)	(0.07)	(0.14)	—	—		(0.14)

Select Class
Six Months Ended August 31, 2008 (Unaudited)	8.78	0.24	(g)	(1.01)	(0.77)	(0.27)	—	—		(0.27)
Year Ended February 29, 2008	9.31	0.48		(0.54)	(0.06)	(0.47)	—	—		(0.47)
September 1, 2006 through February 28, 2007 (e)	9.20	0.23		0.12	0.35	(0.24)	—	—		(0.24)
Year Ended August 31, 2006	9.76	0.42		(0.28)	0.14	(0.43)	(0.27)	—		(0.70)
Year Ended August 31, 2005	9.97	0.36		0.13	0.49	(0.40)	(0.30)	—		(0.70)
Year Ended August 31, 2004	9.94	0.33		0.33	0.66	(0.33)	(0.30)	—		(0.63)
Year Ended August 31, 2003	10.04	0.40		(0.01)	0.39	(0.41)	(0.08)	—		(0.49)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based on average shares outstanding.

(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

78   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$7.82	(8.91)%	$18,211	0.75%	5.32%	0.99%	360%
8.87	(0.82)	25,579	0.75	5.22	0.97	821
9.40	3.72	20,271	0.75	4.89	0.95	357
9.29	1.42	13,632	0.75	4.55	0.97	711
9.85	5.06	5,963	0.75	3.63	1.31	559
10.05	6.61	3,004	0.75	3.19	1.88	571
10.03	4.32	2,000	0.75	3.86	1.59	679

7.76	(9.17)	3,155	1.40	4.65	1.49	360
8.80	(1.58)	4,113	1.40	4.56	1.47	821
9.34	3.42	3,564	1.40	4.23	1.45	357
9.23	0.90	2,814	1.40	3.99	1.47	711
9.78	4.23	2,283	1.44	2.93	1.90	559
9.97	5.89	1,972	1.50	2.48	2.36	571
9.95	2.94	2,000	1.50	3.19	2.14	679

7.80	(9.23)	5,450	1.40	4.66	1.49	360
8.85	(1.54)	7,659	1.40	4.57	1.47	821
9.39	3.53	5,146	1.40	4.26	1.45	357
9.27	0.87	2,574	1.39	3.90	1.46	711
9.83	4.13	425	1.42	2.96	1.82	559
10.03	5.84	211	1.50	2.45	2.36	571
10.01	(0.69)	200	1.50	3.02	1.78	679

7.74	(8.86)	76,636	0.65	5.67	0.73	360
8.78	(0.71)	1,116,991	0.65	5.31	0.71	821
9.31	3.81	1,459,959	0.65	4.97	0.70	357
9.20	1.55	1,310,157	0.65	4.69	0.71	711
9.76	5.12	202,659	0.66	3.72	0.74	559
9.97	6.88	188,775	0.66	3.33	0.78	571
9.94	3.82	308,000	0.66	3.97	0.76	679

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   79

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions
Bond Fund (continued)
Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	$8.77	$0.23	(g)	$(0.99)	$(0.76)	$(0.28)	$—	$—	$(0.28)
Year Ended February 29, 2008	9.31	0.50		(0.56)	(0.06)	(0.48)	—	—	(0.48)
September 1, 2006 through February 28, 2007 (e)	9.19	0.22		0.14	0.36	(0.24)	—	—	(0.24)
Year Ended August 31, 2006	9.75	0.46		(0.31)	0.15	(0.44)	(0.27)	—	(0.71)
Year Ended August 31, 2005	9.96	0.38		0.13	0.51	(0.42)	(0.30)	—	(0.72)
Year Ended August 31, 2004	9.94	0.35		0.32	0.67	(0.35)	(0.30)	—	(0.65)
Year Ended August 31, 2003	10.04	0.42		(0.02)	0.40	(0.42)	(0.08)	—	(0.50)

Ultra
Six Months Ended August 31, 2008 (Unaudited)	8.77	0.24	(g)	(1.00)	(0.76)	(0.28)	—	—	(0.28)
Year Ended February 29, 2008	9.31	0.51		(0.56)	(0.05)	(0.49)	—	—	(0.49)
September 1, 2006 through February 28, 2007 (e)	9.20	0.24		0.12	0.36	(0.25)	—	—	(0.25)
Year Ended August 31, 2006	9.76	0.48		(0.32)	0.16	(0.45)	(0.27)	—	(0.72)
Year Ended August 31, 2005	9.97	0.32		0.20	0.52	(0.43)	(0.30)	—	(0.73)
Year Ended August 31, 2004	9.95	0.36		0.32	0.68	(0.36)	(0.30)	—	(0.66)
Year Ended August 31, 2003	10.05	0.43		(0.02)	0.41	(0.43)	(0.08)	—	(0.51)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

80   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$7.73	(8.78)%	$141,811	0.49%	5.62%	0.59%	360%
8.77	(0.68)	349,342	0.49	5.47	0.56	821
9.31	3.99	398,771	0.49	5.15	0.55	357
9.19	1.70	265,279	0.49	4.91	0.58	711
9.75	5.33	259,697	0.49	3.85	0.59	559
9.96	6.96	318,100	0.49	3.51	0.62	571
9.94	3.99	478,000	0.49	4.10	0.60	679

7.73	(8.74)	98,320	0.40	5.68	0.49	360
8.77	(0.56)	175,866	0.40	5.56	0.47	821
9.31	3.95	162,248	0.40	5.23	0.45	357
9.20	1.80	145,624	0.40	5.00	0.48	711
9.76	5.45	126,272	0.40	3.90	0.51	559
9.97	7.05	380,794	0.40	3.59	0.56	571
9.95	4.08	444,000	0.40	4.19	0.55	679

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   81

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions
Emerging Markets Debt Fund
Class A
Six Months Ended August 31, 2008 (Unaudited)	$8.41	$0.27	$(0.37)	$(0.10)	$(0.28)	$—	$—	$(0.28)
Year Ended February 29, 2008	8.73	0.54	(0.18)	0.36	(0.53)	(0.15)	—	(0.68)
September 1, 2006 through February 28, 2007 (e)	8.39	0.21	0.37	0.58	(0.21)	(0.03)	—	(0.24)
June 30, 2006 (f) through August 31, 2006	7.93	0.08	0.46	0.54	(0.08)	—	—	(0.08)

Class C
Six Months Ended August 31, 2008 (Unaudited)	8.40	0.26	(0.38)	(0.12)	(0.26)	—	—	(0.26)
Year Ended February 29, 2008	8.73	0.50	(0.19)	0.31	(0.49)	(0.15)	—	(0.64)
September 1, 2006 through February 28, 2007 (e)	8.39	0.20	0.36	0.56	(0.19)	(0.03)	—	(0.22)
June 30, 2006 (f) through August 31, 2006	7.93	0.07	0.47	0.54	(0.08)	—	—	(0.08)

Class R5
Six Months Ended August 31, 2008 (Unaudited)	8.42	0.30	(0.38)	(0.08)	(0.30)	—	—	(0.30)
Year Ended February 29, 2008	8.73	0.60	(0.19)	0.41	(0.57)	(0.15)	—	(0.72)
September 1, 2006 through February 28, 2007 (e)	8.39	0.24	0.36	0.60	(0.23)	(0.03)	—	(0.26)
May 15, 2006 (f) through August 31, 2006	8.07	0.14	0.33	0.47	(0.15)	—	—	(0.15)

Select Class
Six Months Ended August 31, 2008 (Unaudited)	8.42	0.29	(0.38)	(0.09)	(0.29)	—	—	(0.29)
Year Ended February 29, 2008	8.74	0.56	(0.18)	0.38	(0.55)	(0.15)	—	(0.70)
September 1, 2006 through February 28, 2007 (e)	8.39	0.21	0.39	0.60	(0.22)	(0.03)	—	(0.25)
Year Ended August 31, 2006	9.29	0.45	0.42	0.87	(0.46)	(1.35)	—	(1.81)
Year Ended August 31, 2005	9.58	0.61	1.08	1.69	(0.67)	(1.31)	—	(1.98)
Year Ended August 31, 2004	9.02	0.67	0.60	1.27	(0.71)	—	—	(0.71)
Year Ended August 31, 2003	7.53	0.68	1.53	2.21	(0.72)	—	—	(0.72)

Enhanced Income Fund
Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	8.99	0.14	(0.57)	(0.43)	(0.14)	—	—	(0.14)
Year Ended February 29, 2008	9.75	0.53	(0.76)	(0.23)	(0.51)	—	(0.02)	(0.53)
September 1, 2006 through February 28, 2007 (e)	9.76	0.27	(0.01)	0.26	(0.27)	—	—	(0.27)
Year Ended August 31, 2006	9.82	0.50	(0.06)	0.44	(0.50)	—	—	(0.50)
Year Ended August 31, 2005	9.84	0.28	(0.02)	0.26	(0.28)	—	—	(0.28)
Year Ended August 31, 2004	9.86	0.14	(0.02)	0.12	(0.14)	—	—	(0.14)
Year Ended August 31, 2003	9.98	0.23	(0.12)	0.11	(0.23)	—	—	(0.23)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

(f)	Commencement of offering of class of shares.

(g)	Amount rounds to less than $0.01.

(h)	Voluntary contribution from Advisor. The total return without the voluntary contribution would have been 10.46%.

(i)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

82   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

				Ratios/Supplemental data
						Ratios to average net assets (a)
Contribution from affiliate	Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$—	$—	(g)	$8.03	(1.15)%	$12,700	1.44%		7.01%	1.44%	23%
—	—	(g)	8.41	4.22	8,140	1.47		7.22	1.47	80
—	—	(g)	8.73	6.96	2,154	1.50		5.20	1.59	68
—	—	(g)	8.39	6.82	41	1.50		6.17	1.71	270

—	—	(g)	8.02	(1.40)	4,943	1.93		6.36	1.93	23
—	—	(g)	8.40	3.63	5,154	1.97		6.50	1.98	80
—	—	(g)	8.73	6.73	1,332	2.00		4.66	2.09	68
—	—	(g)	8.39	6.77	27	2.00		5.87	2.20	270

—	—	(g)	8.04	(0.92)	22,486	0.99		7.31	0.99	23
—	—	(g)	8.42	4.79	22,347	1.02		7.25	1.03	80
—	—	(g)	8.73	7.15	8,571	1.05		5.42	1.14	68
—	—	(g)	8.39	5.88	2,426	1.05		7.23	1.23	270

—	—	(g)	8.04	(1.02)	280,442	1.19		7.10	1.19	23
—	—	(g)	8.42	4.48	265,081	1.22		7.10	1.23	80
—	—	(g)	8.74	7.17	125,421	1.25		4.98	1.35	68
0.04(h)	—	(g)	8.39	10.99 (h)	117,423	1.26	(i)	5.77	1.42	270
—	—	(g)	9.29	19.87	34,448	1.25		6.56	1.72	337
—	—		9.58	14.56	36,145	1.26	(i)	7.01	1.65	166
—	—		9.02	30.49	60,000	1.25		8.11	1.52	157

—	—		8.42	(4.85)	53,687	0.20		3.34	0.63	92
—	—		8.99	(2.53)	103,178	0.20		5.37	0.56	269
—	—		9.75	2.66	183,102	0.20		5.53	0.55	44
—	—		9.76	4.61	131,238	0.20		5.04	0.57	264
—	—		9.82	2.69	163,344	0.20		2.66	0.56	128
—	—		9.84	1.28	293,752	0.20		1.47	0.56	156
—	—		9.86	1.14	354,000	0.20		2.33	0.56	328

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   83

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Real Return Fund
Class A
Six Months Ended August 31, 2008 (Unaudited)	$10.13	$0.37		$(0.61)	$(0.24)	$(0.32)	$—	$(0.32)
Year Ended February 29, 2008	9.52	0.54		0.58	1.12	(0.51)	—	(0.51)
September 1, 2006 through February 28, 2007 (e)	9.51	0.04		0.03	0.07	(0.06)	—	(0.06)
Year Ended August 31, 2006 (f)	10.00	0.42		(0.46)	(0.04)	(0.45)	—	(0.45)

Class C
Six Months Ended August 31, 2008 (Unaudited)	10.08	0.33		(0.58)	(0.25)	(0.30)	—	(0.30)
Year Ended February 29, 2008	9.49	0.50		0.57	1.07	(0.48)	—	(0.48)
September 1, 2006 through February 28, 2007 (e)	9.50	0.02		0.02	0.04	(0.05)	—	(0.05)
Year Ended August 31, 2006 (f)	10.00	0.41		(0.50)	(0.09)	(0.41)	—	(0.41)

Select Class
Six Months Ended August 31, 2008 (Unaudited)	10.16	0.41		(0.64)	(0.23)	(0.33)	—	(0.33)
Year Ended February 29, 2008	9.54	0.52		0.63	1.15	(0.53)	—	(0.53)
September 1, 2006 through February 28, 2007 (e)	9.53	0.06		0.02	0.08	(0.07)	—	(0.07)
Year Ended August 31, 2006 (f)	10.00	0.48		(0.49)	(0.01)	(0.46)	—	(0.46)

Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	10.17	0.41		(0.63)	(0.22)	(0.34)	—	(0.34)
Year Ended February 29, 2008	9.55	0.54		0.63	1.17	(0.55)	—	(0.55)
September 1, 2006 through February 28, 2007 (e)	9.53	0.06		0.03	0.09	(0.07)	—	(0.07)
Year Ended August 31, 2006 (f)	10.00	0.49		(0.49)	—	(0.47)	—	(0.47)

Short Term Bond Fund
Class A
Six Months Ended August 31, 2008 (Unaudited)	9.19	0.24	(g)	(0.77)	(0.53)	(0.25)	—	(0.25)
Year Ended February 29, 2008	9.52	0.44		(0.32)	0.12	(0.45)	—	(0.45)
September 1, 2006 through February 28, 2007 (e)	9.50	0.22		0.03	0.25	(0.23)	—	(0.23)
Year Ended August 31, 2006	9.64	0.42		(0.15)	0.27	(0.41)	—	(0.41)
Year Ended August 31, 2005	9.84	0.31		(0.19)	0.12	(0.32)	—	(0.32)
Year Ended August 31, 2004	9.85	0.20		(0.01)	0.19	(0.20)	—	(0.20)
Year Ended August 31, 2003	10.03	0.24		(0.03)	0.21	(0.25)	(0.14)	(0.39)

Select Class
Six Months Ended August 31, 2008 (Unaudited)	9.20	0.20	(g)	(0.73)	(0.53)	(0.25)	—	(0.25)
Year Ended February 29, 2008	9.53	0.46		(0.32)	0.14	(0.47)	—	(0.47)
September 1, 2006 through February 28, 2007 (e)	9.51	0.23		0.03	0.26	(0.24)	—	(0.24)
Year Ended August 31, 2006	9.64	0.44		(0.14)	0.30	(0.43)	—	(0.43)
Year Ended August 31, 2005	9.84	0.32		(0.17)	0.15	(0.35)	—	(0.35)
Year Ended August 31, 2004	9.86	0.22		(0.02)	0.20	(0.22)	—	(0.22)
Year Ended August 31, 2003	10.04	0.26		(0.03)	0.23	(0.27)	(0.14)	(0.41)

Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	9.19	0.22	(g)	(0.73)	(0.51)	(0.27)	—	(0.27)
Year Ended February 29, 2008	9.53	0.52		(0.37)	0.15	(0.49)	—	(0.49)
September 1, 2006 through February 28, 2007 (e)	9.51	0.24		0.03	0.27	(0.25)	—	(0.25)
Year Ended August 31, 2006	9.64	0.48		(0.15)	0.33	(0.46)	—	(0.46)
Year Ended August 31, 2005	9.85	0.36		(0.19)	0.17	(0.38)	—	(0.38)
Year Ended August 31, 2004	9.86	0.25		(0.02)	0.23	(0.24)	—	(0.24)
Year Ended August 31, 2003	10.05	0.28		(0.04)	0.24	(0.29)	(0.14)	(0.43)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

(f)	Commencement of operations was September 1, 2005.

(g)	Calculated based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

84   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.57	(2.36)%	$8,904	0.90%	8.10%	1.48%	197%
10.13	12.30	5,171	0.90	4.60	1.92	494
9.52	0.78	630	0.90	0.85	1.34	154
9.51	(0.33)	584	0.90	3.96	1.45	223

9.53	(2.49)	10,413	1.40	7.62	1.98	197
10.08	11.71	4,023	1.40	3.36	2.75	494
9.49	0.48	27	1.40	0.41	1.85	154
9.50	(0.80)	24	1.40	4.58	1.95	223

9.60	(2.23)	58,127	0.65	8.20	1.24	197
10.16	12.63	61,551	0.65	5.50	1.31	494
9.54	0.83	61,757	0.65	1.18	1.09	154
9.53	0.01	58,882	0.65	5.20	1.21	223

9.61	(2.15)	6,804	0.50	8.33	1.09	197
10.17	12.79	6,950	0.50	5.60	1.18	494
9.55	0.96	6,109	0.50	1.22	0.94	154
9.53	0.12	944	0.50	7.35	0.98	223

8.41	(5.81)	8,426	0.75	5.33	0.92	229
9.19	1.26	10,944	0.75	4.69	0.90	506
9.52	2.64	8,510	0.75	4.77	0.89	143
9.50	2.93	5,819	0.75	4.49	0.91	540
9.64	1.29	3,393	0.75	3.20	1.21	194
9.84	1.92	3,000	0.75	2.00	1.17	261
9.85	2.08	9,000	0.75	2.39	1.10	386

8.42	(5.79)	14,744	0.55	4.50	0.66	229
9.20	1.47	832,289	0.55	4.94	0.65	506
9.53	2.72	1,190,100	0.55	4.96	0.64	143
9.51	3.22	640,217	0.55	4.73	0.65	540
9.64	1.52	159,035	0.56	3.48	0.68	194
9.84	1.99	94,681	0.58	2.22	0.73	261
9.86	2.28	122,000	0.56	2.59	0.71	386

8.41	(5.59)	22,300	0.30	4.87	0.51	229
9.19	1.62	228,761	0.30	5.20	0.50	506
9.53	2.84	454,688	0.30	5.19	0.49	143
9.51	3.47	380,233	0.30	4.87	0.51	540
9.64	1.75	471,460	0.30	3.60	0.53	194
9.85	2.38	641,869	0.30	2.49	0.55	261
9.86	2.44	806,000	0.30	2.85	0.55	386

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   85

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Short Term Bond Fund II
Class A
Six Months Ended August 31, 2008 (Unaudited)	$9.66	$0.18		$(0.44)	$(0.26)	$(0.18)	$—	$—		$(0.18)
Year Ended February 29, 2008	9.84	0.45		(0.18)	0.27	(0.45)	—	—		(0.45)
September 1, 2006 through February 28, 2007 (e)	9.84	0.22	(g)	0.02	0.24	(0.24)	—	—		(0.24)
Year Ended August 31, 2006	10.02	0.45		(0.20)	0.25	(0.43)	—	—		(0.43)
Year Ended August 31, 2005	10.21	0.31		(0.20)	0.11	(0.30)	—	—		(0.30)
Year Ended August 31, 2004	10.23	0.21	(g)	(0.02)	0.19	(0.21)	—	—	(h)	(0.21)
Year Ended August 31, 2003	10.33	0.23	(g)	(0.04)	0.19	(0.24)	(0.05)	—	(h)	(0.29)

Class M
Six Months Ended August 31, 2008 (Unaudited)	9.66	0.16		(0.43)	(0.27)	(0.17)	—	—		(0.17)
Year Ended February 29, 2008	9.85	0.41		(0.18)	0.23	(0.42)	—	—		(0.42)
September 1, 2006 through February 28, 2007 (e)	9.84	0.21	(g)	0.02	0.23	(0.22)	—	—		(0.22)
Year Ended August 31, 2006	10.02	0.41		(0.19)	0.22	(0.40)	—	—		(0.40)
Year Ended August 31, 2005	10.21	0.28		(0.20)	0.08	(0.27)	—	—		(0.27)
Year Ended August 31, 2004	10.23	0.18	(g)	(0.02)	0.16	(0.18)	—	—	(h)	(0.18)
Year Ended August 31, 2003	10.33	0.21	(g)	(0.04)	0.17	(0.22)	(0.05)	—	(h)	(0.27)

Select Class
Six Months Ended August 31, 2008 (Unaudited)	9.68	0.24		(0.49)	(0.25)	(0.19)	—	—		(0.19)
Year Ended February 29, 2008	9.86	0.51		(0.22)	0.29	(0.47)	—	—		(0.47)
September 1, 2006 through February 28, 2007 (e)	9.86	0.23	(g)	0.02	0.25	(0.25)	—	—		(0.25)
Year Ended August 31, 2006	10.03	0.47		(0.19)	0.28	(0.45)	—	—		(0.45)
Year Ended August 31, 2005	10.22	0.32		(0.18)	0.14	(0.33)	—	—		(0.33)
Year Ended August 31, 2004	10.25	0.23	(g)	(0.03)	0.20	(0.23)	—	—	(h)	(0.23)
Year Ended August 31, 2003	10.35	0.27	(g)	(0.05)	0.22	(0.27)	(0.05)	—	(h)	(0.32)

Strategic Income Fund
Class A
Six Months Ended August 31, 2008 (Unaudited)	8.72	0.20	(g)	(0.42)	(0.22)	(0.28)	—	—		(0.28)
Year Ended February 29, 2008	9.24	0.51	(g)	(0.54)	(0.03)	(0.49)	—	—		(0.49)
September 1, 2006 through February 28, 2007 (e)	9.11	0.22	(g)	0.15	0.37	(0.24)	—	—		(0.24)
Year Ended August 31, 2006	9.33	0.43	(g)	(0.14)	0.29	(0.51)	—	—		(0.51)
Year Ended August 31, 2005	9.08	0.30		0.33	0.63	(0.38)	—	—		(0.38)
Year Ended August 31, 2004	8.92	0.48	(g)	0.15	0.63	(0.47)	—	—		(0.47)
Year Ended August 31, 2003	8.64	0.40	(g)	0.31	0.71	(0.43)	—	—		(0.43)

Class B
Six Months Ended August 31, 2008 (Unaudited)	8.72	0.18	(g)	(0.41)	(0.23)	(0.26)	—	—		(0.26)
Year Ended February 29, 2008	9.24	0.46	(g)	(0.54)	(0.08)	(0.44)	—	—		(0.44)
September 1, 2006 through February 28, 2007 (e)	9.11	0.20	(g)	0.14	0.34	(0.21)	—	—		(0.21)
Year Ended August 31, 2006	9.32	0.39	(g)	(0.14)	0.25	(0.46)	—	—		(0.46)
February 18, 2005 (f) through August 31, 2005	9.26	0.19		0.06	0.25	(0.19)	—	—		(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based on average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

86   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

			Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$—		$9.22	(2.72)%	$19,466	0.75%		3.75%	1.08%	52%
—		9.66	2.78	22,655	0.75		4.51	1.01	338
—		9.84	2.42	24,652	0.75		4.53	0.98	246
—		9.84	2.56	32,557	0.75		4.46	0.95	479
—		10.02	1.09	41,311	0.75		2.94	1.00	201
—		10.21	1.85	55,000	0.75		2.03	1.10	253
—		10.23	1.88	44,000	0.75		2.31	0.96	319

—		9.22	(2.85)	129,104	1.00		3.50	1.18	52
—		9.66	2.42	144,078	1.00		4.26	1.11	338
—		9.85	2.39	175,836	1.00		4.29	1.08	246
—		9.84	2.30	209,284	1.00		4.19	1.05	479
—		10.02	0.83	371,756	1.00		2.67	1.03	201
—		10.21	1.58	643,278	1.00		1.75	1.04	253
—		10.23	1.64	1,168,000	1.00		2.07	1.04	319

—		9.24	(2.59)	54,138	0.50		4.00	0.83	52
—		9.68	3.02	83,064	0.50		4.76	0.75	338
—		9.86	2.54	151,633	0.50		4.75	0.72	246
—		9.86	2.91	375,097	0.50		4.71	0.70	479
—		10.03	1.35	432,056	0.50		3.21	0.68	201
—		10.22	2.01	492,178	0.50		2.26	0.70	253
—		10.25	2.15	342,000	0.50		2.58	0.70	319

—		8.22	(2.51)	6,013	1.14		4.73	3.64	259
—		8.72	(0.31)	6,355	1.15		5.65	2.69	704
—		9.24	4.05	7,705	1.15		4.78	3.74	223
—	(h)	9.11	3.24	6,660	1.15		4.67	3.77	299
—		9.33	7.04	3,965	1.17		4.29	2.11	461
—		9.08	7.20	802	1.27	(i)	5.31	4.23	152
—		8.92	8.33	300	1.25		4.45	7.26	248

—		8.23	(2.62)	2,393	1.64		4.35	4.12	259
—		8.72	(0.86)	3,492	1.65		5.13	3.16	704
—		9.24	3.79	5,498	1.65		4.28	4.23	223
—	(h)	9.11	2.80	5,996	1.65		4.21	4.08	299
—		9.32	2.77	6,715	1.65		3.91	2.43	461

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   87

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions
Strategic Income Fund (continued)
Class C
Six Months Ended August 31, 2008 (Unaudited)	$8.72	$0.18	(g)	$(0.41)	$(0.23)	$(0.26)	$—	$—	$(0.26)
Year Ended February 29, 2008	9.24	0.46	(g)	(0.54)	(0.08)	(0.44)	—	—	(0.44)
September 1, 2006 through February 28, 2007 (e)	9.12	0.20	(g)	0.13	0.33	(0.21)	—	—	(0.21)
Year Ended August 31, 2006	9.33	0.38	(g)	(0.13)	0.25	(0.46)	—	—	(0.46)
February 18, 2005 (f) through August 31, 2005	9.26	0.19		0.07	0.26	(0.19)	—	—	(0.19)

Select Class
Six Months Ended August 31, 2008 (Unaudited)	8.72	0.21	(g)	(0.41)	(0.20)	(0.29)	—	—	(0.29)
Year Ended February 29, 2008	9.24	0.53	(g)	(0.54)	(0.01)	(0.51)	—	—	(0.51)
September 1, 2006 through February 28, 2007 (e)	9.12	0.23	(g)	0.14	0.37	(0.25)	—	—	(0.25)
Year Ended August 31, 2006	9.33	0.45	(g)	(0.13)	0.32	(0.53)	—	—	(0.53)
Year Ended August 31, 2005	9.08	0.46		0.19	0.65	(0.40)	—	—	(0.40)
Year Ended August 31, 2004	8.92	0.49	(g)	0.16	0.65	(0.49)	—	—	(0.49)
Year Ended August 31, 2003	8.65	0.45	(g)	0.27	0.72	(0.45)	—	—	(0.45)

Institutional Class
Six Months Ended August 31, 2008 (Unaudited)	8.72	0.28	(g)	(0.48)	(0.20)	(0.31)	—	—	(0.31)
Year Ended February 29, 2008	9.25	0.55	(g)	(0.55)	— (h)	(0.53)	—	—	(0.53)
September 1, 2006 through February 28, 2007 (e)	9.12	0.24	(g)	0.15	0.39	(0.26)	—	—	(0.26)
Year Ended August 31, 2006	9.33	0.48	(g)	(0.14)	0.34	(0.55)	—	—	(0.55)
Year Ended August 31, 2005	9.08	(0.12)		0.80	0.68	(0.43)	—	—	(0.43)
Year Ended August 31, 2004	8.92	0.51	(g)	0.17	0.68	(0.52)	—	—	(0.52)
Year Ended August 31, 2003	8.65	0.48	(g)	0.27	0.75	(0.48)	—	—	(0.48)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based on average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

88   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

			Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$—		$8.23	(2.62)%	$2,154	1.64%		4.19%	4.14%	259%
—		8.72	(0.84)	2,177	1.65		5.10	3.19	704
—		9.24	3.67	3,096	1.65		4.28	4.22	223
—	(h)	9.12	2.82	3,285	1.65		4.20	4.16	299
—		9.33	2.88	2,631	1.65		3.91	2.42	461

—		8.23	(2.26)	829	0.89		5.03	3.38	259
—		8.72	(0.07)	1,086	0.90		5.94	2.39	704
—		9.24	4.07	1,627	0.90		5.03	3.46	223
—	(h)	9.12	3.58	1,796	0.90		4.94	3.32	299
—		9.33	7.30	1,892	0.95		4.30	1.86	461
—		9.08	7.48	2,364	1.01	(i)	5.44	1.95	152
—		8.92	8.48	3,000	1.00		5.10	1.48	248

—		8.21	(2.36)	162	0.64		6.48	3.13	259
—		8.72	0.08	2,164	0.65		6.15	2.23	704
—		9.25	4.30	3,684	0.65		5.28	3.34	223
—	(h)	9.12	3.81	3,851	0.65		5.20	3.20	299
—		9.33	7.63	2,042	0.65		4.45	1.36	461
—		9.08	7.85	40,000	0.66	(i)	5.63	1.22	152
—		8.92	8.86	108,000	0.65		5.42	0.97	248

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   89

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004. J.P. Morgan Mutual Fund Group (“MFG”) was organized as a Massachusetts business trust on May 11, 1987. JPM I and MFG (the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 7 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust
Bond Fund	Class A, Class B, Class C, Select Class, Institutional Class and Ultra	JPM I
Emerging Markets Debt Fund	Class A, Class C, Class R5 and Select Class	JPM I
Enhanced Income Fund	Institutional Class	JPM I
Real Return Fund	Class A, Class C, Select Class and Institutional Class	JPM I
Short Term Bond Fund	Class A, Select Class and Institutional Class	JPM I
Short Term Bond Fund II	Class A, Class M and Select Class	MFG
Strategic Income Fund	Class A, Class B, Class C, Select Class and Institutional Class	JPM I

Class M Shares of the Strategic Income Fund were liquidated on July 2, 2007.

Class A and Class M Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Class R5, Select Class, Institutional Class and Ultra Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold and the differences could be significant. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to significant market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and

90   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Funds’ investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds’ assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Bond Fund
Level 1	$3,527	$(31)	$900	$(477)
Level 2	435,868	(62,281)	7,948	(6,705)
Level 3	17,195	—	—	—
Total	$456,590	$(62,312)	$8,848	$(7,182)
Emerging Markets Debt Fund
Level 1	$12,045	$—	$—	$(188)
Level 2	309,827	—	1,548	(7,194)
Level 3	—	—	—	—
Total	$321,872	$—	$1,548	$(7,382)
Enhanced Income Fund
Level 1	$11,208	$—	$7	$(8)
Level 2	48,274	—	47	(97)
Level 3	240	—	—	—
Total	$59,722	$—	$54	$(105)
Real Return Fund
Level 1	$3,407	$(6)	$95	$(30)
Level 2	82,486	(715)	105	(354)
Level 3	—	—	—	—
Total	$85,893	$(721)	$200	$(384)
Short Term Bond Fund
Level 1	$5,224	$—	$19	$—
Level 2	31,739	—	94	—
Level 3	8,539	—	—	—
Total	$45,502	$—	$113	$—
Short Term Bond Fund II
Level 1	$14,281	$—	$60	$(7)
Level 2	186,744	—	139	(113)
Level 3	1,769	—	—	—
Total	$202,794	$—	$199	$(120)
Strategic Income Fund
Level 1	$1,686	$(2)	$45	$(9)
Level 2	12,334	(459)	49	(154)
Level 3	—	—	—	—
Total	$14,020	$(461)	$94	$(163)

†	Liabilities in securities sold short may include written options.

*	Other financial instruments may include futures, forwards and swap contracts.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   91

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Investments in Securities	Other Financial Instruments*
Bond Fund
Balance as of 02/29/08	$24,117	—
Realized gain (loss)	— (a)	—
Change in unrealized appreciation (depreciation)	(6,550)	—
Net amortization/accretion	— (a)	—
Net purchases (sales)	(3,184)	—
Net transfers in (out) of Level 3	2,812	—
Balance as of 08/31/08	$17,195	—
Enhanced Income Fund
Balance as of 02/29/08	$1,199	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	1,141	—
Net amortization/accretion	—	—
Net purchases (sales)	(2,100)	—
Net transfers in (out) of Level 3	— (a)	—
Balance as of 08/31/08	$240	—
Short Term Bond Fund
Balance as of 02/29/08	$19,202	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	5,539	—
Net amortization/accretion	5	—
Net purchases (sales)	(16,207)	—
Net transfers in (out) of Level 3	— (a)	—
Balance as of 08/31/08	$8,539	—
Short Term Bond Fund II
Balance as of 02/29/08	$4,247	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	1,322	—
Net amortization/accretion	—	—
Net purchases (sales)	(3,800)	—
Net transfers in (out) of Level 3	— (a)	—
Balance as of 08/31/08	$1,769	—
Strategic Income Fund
Balance as of 02/29/08	$1,197	—
Realized gain (loss)	141	—
Change in unrealized appreciation (depreciation)	(89)	—
Net amortization/accretion	—	—
Net purchases (sales)	(1,249)	—
Net transfers in (out) of Level 3	—	—
Balance as of 08/31/08	$—	—

*Other financial instruments may include futures, forwards and swap contracts.
Transfers into Level 3 are valued utilizing values as of the end of the period and transfers out of Level 3 are valued utilizing values as of the beginning of the period.

(a)	Amount rounds to less than $1,000.

B. Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

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The following is the value and percentage of net assets of illiquid securities as of August 31, 2008 (amounts in thousands):

	Value	Percentage
Bond Fund	$22,992	6.7%
Emerging Markets Debt Fund	10,841	3.4
Enhanced Income Fund	1,135	2.1
Short Term Bond Fund	9,591	21.1
Short Term Bond Fund II	1,769	0.9
Strategic Income Fund	329	2.8

C. Loan Participations and Assignments — Certain Funds may invest in loan participations and assignments of all or a portion of loans. When the Funds purchase a loan participation, the Funds typically enter into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Funds have direct rights against the borrower on a loan when it purchases an assignment. As a result, the Funds assume the credit risk of the borrower, and with respect to loan participations, the Selling Participant and any other persons interpositioned between the Funds and the borrower (“Intermediate Participants”). The Funds may not benefit directly from the collateral supporting the senior loan in which it has purchased the loan participation.

D. Futures Contracts — The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade.

As of August 31, 2008, the Funds had outstanding futures contracts as listed on their Schedules of Portfolio Investments.

E. Transactions with Affiliates — An affiliated issuer may be considered one which is under common control with a Fund. For the purposes of the report, the Funds assume the following to be affiliated issuers (amounts in thousands):

Affiliate	Value at February 29, 2008	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend/ Interest Income	Shares/Principal Amount ($) at August 31, 2008	Value at August 31, 2008
Bond Fund
Bear Stearns Cos., Inc. (The), VAR, 3.19%, 05/18/10*	$6,485	$—	$6,292	$(778)	$16	$—	$—
JPMorgan Prime Money Market Fund, Institutional Class	18,180	490,463	505,204	—	324	3,439	3,439
Total	$24,665			$(778)	$340		$3,439
Emerging Markets Debt Fund
JPMorgan Prime Money Market Fund, Institutional Class	$9,742	$98,169	$95,866	$—	$161	12,045	$12,045
Enhanced Income Fund
JPMorgan Prime Money Market Fund, Institutional Class	$21,994	$38,737	$49,523	$—	$209	11,208	$11,208
Real Return Fund
JPMorgan Prime Money Market Fund, Institutional Class	$3,362	$40,601	$40,574	$—	$60	3,389	$3,389
Short Term Bond Fund
Bear Stearns Cos., Inc. (The), 4.55%, 06/23/10*	$5,614	$—	$5,273	$(358)	$19	$—	$—
Bear Stearns Cos., Inc. (The), 5.85%, 07/19/10*	7,572	—	7,050	(444)	32	$—	—
JPMorgan Prime Money Market Fund, Institutional Class	26,684	518,223	539,681	—	304	5,224	5,224
Total	$39,870			$(802)	$355		$5,224

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   93

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

Affiliate	Value at February 29, 2008	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend/ Interest Income	Shares/Principal Amount ($) at August 31, 2008	Value at August 31, 2008
Short Term Bond Fund II
Bear Stearns Cos., Inc. (The), 4.55%, 06/23/10*	$1,478	$—	$1,388	$(94)	$5	$—	$—
Bear Stearns Cos., Inc. (The), 5.85%, 07/19/10*	858	—	799	(50)	4	$—	—
JPMorgan Prime Money Market Fund, Institutional Class	23,371	71,428	80,518	—	316	14,281	14,281
Total	$25,707			$(144)	$325		$14,281
Strategic Income Fund
JPMorgan Prime Money Market Fund, Institutional Class	$1,412	$6,738	$6,471	$—	$19	1,679	$1,679

*  Security was purchased prior to its affiliation with JPMorgan Chase & Co.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

G. Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage a Fund’s exposure to foreign currency exchange fluctuations. The Funds may also enter into non-deliverable forwards (obligations to deliver in US dollars the difference between the prevailing market rate for the reference currency and the agreed upon exchange rate.) The Funds may also enter into forward foreign currency exchange contracts to hedge against interest rate and currency risk to generate gains to the Fund and/or as part of its risk management process. The values of the forward foreign currency exchange contracts are adjusted daily by reference to the applicable exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of August 31, 2008, the Funds had outstanding forward foreign currency exchange contracts as listed on their Schedules of Portfolio Investments.

H. Written Options — When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded as an unrealized gain or loss. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

The Funds write options on securities, futures and interest rate swaps (“swaptions”). These options are settled for cash. Uncovered call options subject the Funds to unlimited risk of loss. Covered call options limit the upside potential of a security above the exercise price. Put options

94   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

subject the Funds to loss only to the extent of the value of the underlying security. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of August 31, 2008, the Funds had written options contracts outstanding as listed on their Schedules of Portfolio Investments. Transactions in written options during the six months ended August 31, 2008 were as follows (amounts in thousands, except number of contracts):

	Bond Fund
	Number of Contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 29, 2008	12,066	$10,207	$1,272,426	$14,933
Options written	6,927	3,169	4,809,983	23,079
Options expired	—	—	(451,952)	(3,234)
Options terminated in closing purchase transactions	(18,357)	(13,166)	(4,022,287)	(32,574)
Options outstanding at August 31, 2008	636	$210	$1,608,170	$2,204

	Real Return Fund
	Number of Contracts	Premiums Received	Notional Value	Notional Value	Premiums Received
Options outstanding at February 29, 2008	488	$470	$19,479	AUD 19,460	$419
Options written	719	299	350,389	—	1,937
Options expired	—	—	—	AUD (19,460)	(18)
Options terminated in closing purchase transactions	(1,087)	(731)	(89,627)	—	(1,626)
Options outstanding at August 31, 2008	120	$38	$280,241	—	$712

	Short Term Bond Fund
	Number of Contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 29, 2008	3,112	$2,997	$405,925	$4,488
Options written	2,855	1,574	76,408	4,162
Options expired	—	—	—	—
Options terminated in closing purchase transactions	(5,967)	(4,571)	(482,333)	(8,650)
Options outstanding at August 31, 2008	—	$—	$—	$—

	Short Term Bond Fund II
	Number of Contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 29, 2008	711	$687	$34,095	$630
Options written	874	420	18,156	974
Options expired	—	—	—	—
Options terminated in closing purchase transactions	(1,585)	(1,107)	(52,251)	(1,604)
Options outstanding at August 31, 2008	—	$—	$—	$—

	Strategic Income Fund
	Number of Contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 29, 2008	137	$56	$5,322	$65
Options written	59	18	136,823	206
Options expired	—	—	—	—
Options terminated in closing purchase transactions	(142)	(54)	(14,655)	(91)
Options outstanding at August 31, 2008	54	$20	$127,490	$180

I. Swaps — The Funds may engage in various swap transactions, including forward rate agreements, interest rate, currency, credit default, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   95

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

The value of a swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value and the risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in these transactions. Other risks associated with these contracts include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

Interest rate swap agreements involve the exchange by the Funds with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. The types of interest rate swap agreements the Funds may invest in are: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or “cap”, (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate or “floor”, (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (4) callable interest rate swaps, under which a counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to expiration date.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

Spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and a reference rate.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return if there is a negative credit event. The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a level of protection against defaults of the issuers as this will reduce the risk where the funds holds or has exposure to the referenced obligation. The Funds also may use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Funds may enter into credit default contracts where one party, the protection buyer, makes a periodic payment or pays a premium to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. The Funds, as the protection seller, would effectively add leverage to their portfolios because, in addition to its net assets, the Funds would be subject to investment exposure on the notional amount of the swap. A premium received by the Funds, as the protection seller, is recorded as a liability on the Funds’ books. A premium paid by the Funds, as the protection buyer, is recorded as an asset on the Funds’ books. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Payments received or made as a result of a credit event are recognized, net of a proportional amount of the premium, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the Funds could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Funds may be unable to close out their position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The Funds could be exposed to documentation risk, where the counterparty disagrees as to the meaning of the contractual terms in the agreement. In the event that the referenced obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term.

Credit default swap agreements on credit indices involve one party making periodic payments to another party in exchange for the right to receive a specified return if there is a credit event of all or part of the reference entities comprising the credit index. A credit index is list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. These indices are made up of references credits that are judged by a poll of investment banks to be the most liquid entities in the swap market based on the sector of the index. Components of the indices are representative of certain segments that include, but are not limited to, credit default swaps on investment grade securities, high yield securities, and asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index. The composition of the indices changes about every six months, and for most indices, each name has an equal weight in the index.

Premiums paid/received by the Funds are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain/loss on the termination date. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract.

96   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

As of August 31, 2008, the Funds had outstanding swap agreements as listed on their Schedules of Portfolio Investments.

J. Short Sales — Certain Funds may engage in short sales (selling securities they do not own in anticipation of a decline in the market value of the security) as part of their normal investment activities. These short sales are collateralized by cash deposits and securities. The collateral required is determined daily by reference to the market value of the short positions. The Fund is subject to risk of loss if the applicable counterparty broker were to fail to perform its obligations under the contractual terms. Dividend or interest expense on securities sold short is treated as an expense on the Statements of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amount shown in the accompanying Statements of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

As of August 31, 2008, the Funds had outstanding short sales as listed on their Schedules of Portfolio Investments.

K. Dollar Rolls — Certain Funds may enter into dollar rolls, principally using To Be Announced (“TBA”) securities, in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds had TBA Dollar Rolls outstanding as of August 31, 2008, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statements of Assets and Liabilities. The Funds reserve assets with a current value at least equal to the amount of their TBA Dollar Rolls.

L. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income and expense on securities sold short less foreign taxes withheld, if any, are recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

M. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

N. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

O. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

P. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   97

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

Q. Equalization — Strategic Income Fund and Short Term Bond Fund II use the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Fund shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

R. Redemption Fees — Generally, shares of the Emerging Markets Debt Fund and, prior to June 16, 2006, shares of the Strategic Income Fund held for less than 60 days are subject to a redemption fee of 2.00%, based on the redeemed share’s market value. Redemption fees are paid directly to the applicable Fund and are credited to paid in capital. Effective June 16, 2006, a redemption fee is no longer being charged on shares of the Strategic Income Fund held for less than 60 days.

S. Recent Accounting Pronouncements — In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Funds’ financial statement disclosures.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Bond Fund	0.30%
Emerging Markets Debt Fund	0.70
Enhanced Income Fund	0.25
Real Return Fund	0.35
Short Term Bond Fund	0.25
Short Term Bond Fund II	0.25
Strategic Income Fund	0.45

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Shareholder Servicing Agent reimburse to the Funds an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

The amounts of these waivers/reimbursements resulting from investments in the money market funds for the six months ended August 31, 2008 were as follows (amounts in thousands):

Bond Fund	$23
Emerging Markets Debt Fund	11
Enhanced Income Fund	14
Real Return Fund	4
Short Term Bond Fund	22
Short Term Bond Fund II	22
Strategic Income Fund	1

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess

98   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

of $25 billion of all such funds. For the six months ended August 31, 2008, the annual effective rate was 0.10% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class M Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M
Bond Fund	0.25%	0.75%	0.75%	n/a
Emerging Markets Debt Fund	0.25	n/a	0.75	n/a
Real Return Fund	0.25	n/a	0.75	n/a
Short Term Bond Fund	0.25	n/a	n/a	n/a
Short Term Bond Fund II	0.25	n/a	n/a	0.35%
Strategic Income Fund	0.25	0.75	0.75	n/a

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A and Class M Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2008, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Bond Fund	$2		$12
Emerging Markets Debt Fund	2		1
Enhanced Income Fund	—		—
Real Return Fund	11		6
Short Term Bond Fund	1		1
Short Term Bond Fund II	1		—
Strategic Income Fund	—	(a)	3

(a)  Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M	Class R5	Select Class	Institutional Class
Bond Fund	0.25%	0.25%	0.25%	n/a	n/a	0.25%	0.10%
Emerging Markets Debt Fund	0.25	n/a	0.25	n/a	0.05%	0.25	n/a
Enhanced Income Fund	n/a	n/a	n/a	n/a	n/a	n/a	0.10
Real Return Fund	0.25	n/a	0.25	n/a	n/a	0.25	0.10
Short Term Bond Fund	0.25	n/a	n/a	n/a	n/a	0.25	0.10
Short Term Bond Fund II	0.25	n/a	n/a	0.25%	n/a	0.25	n/a
Strategic Income Fund	0.25	0.25	0.25	n/a	n/a	0.25	0.10

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   99

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M	Class R5	Select Class	Institutional Class	Ultra
Bond Fund	0.75%	1.50%	1.50%	n/a	n/a	0.69%	0.49%	0.40%
Emerging Markets Debt Fund	1.50	n/a	2.00	n/a	1.05%	1.25	n/a	n/a
Enhanced Income Fund	n/a	n/a	n/a	n/a	n/a	n/a	0.25	n/a
Real Return Fund	0.90	n/a	1.40	n/a	n/a	0.65	0.50	n/a
Short Term Bond Fund	0.75	n/a	n/a	n/a	n/a	0.60	0.30	n/a
Short Term Bond Fund II	0.75	n/a	n/a	1.00%	n/a	0.50	n/a	n/a
Strategic Income Fund	1.15	1.65	1.65	n/a	n/a	0.90	0.65	n/a

The contractual expense limitation agreements were in effect for the six months ended August 31, 2008. The expense limitation percentages in the table above are in place until at least June 30, 2009.

For the six months ended August 31, 2008, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Bond Fund	$184	$136	$28	$348	$—
Enhanced Income Fund	97	22	40	159	—	(a)
Real Return Fund	151	44	43	238	14
Short Term Bond Fund	234	32	74	340	—
Short Term Bond Fund II	24	83	155	262	—
Strategic Income Fund	29	6	—	35	124

	Voluntary Waivers
	Investment Advisory	Administration	Total
Bond Fund	$4	$133	$137
Enhanced Income Fund	—	16	16
Short Term Bond Fund	22	117	139

(a)	Amount rounds to less than $1,000.

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2008, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the six months ended August 31, 2008, the Short Term Bond Fund and Strategic Income Fund incurred approximately $39,000 and less than $1,000, respectively, in brokerage commissions with broker/dealers affiliated with the Advisor.

100   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2008, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Bond Fund	$8,164,647	$10,675,410	$110,376	$125,494
Emerging Markets Debt Fund	105,055	62,477	851	6,316
Enhanced Income Fund	57,408	80,279	594	1,291
Real Return Fund	177,030	213,813	29,399	13,112
Short Term Bond Fund	1,501,447	2,598,303	469,515	622,060
Short Term Bond Fund II	66,662	96,630	35,033	36,971
Strategic Income Fund	44,600	50,923	1,813	203

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2008, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Fund	$537,803	$8,700	$89,913	$(81,213)
Emerging Markets Debt Fund	329,180	5,972	13,280	(7,308)
Enhanced Income Fund	69,936	97	10,311	(10,214)
Real Return Fund	85,014	2,092	1,213	879
Short Term Bond Fund	93,153	57	47,708	(47,651)
Short Term Bond Fund II	220,255	713	18,174	(17,461)
Strategic Income Fund	14,706	236	922	(686)

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 18, 2008.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2008. Average borrowings from another fund for the six months ended August 31, 2008, were as follows (amounts in thousands):

	Average Borrowings	Number of Days Used	Interest Paid
Bond Fund	$14,381	3	$3

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statements of Operations.

7. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   101

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

For Short Term Bond Fund II, one or more affiliate of the Fund’s investment advisor have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets. Significant shareholder transactions, if any, may impact the Fund’s performance.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, including sub-prime securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

Certain Funds may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Emerging Market Debt Fund’s relatively large investment in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of less political, social or economic stability in these markets may have disruptive effects on the market prices of the Emerging Market Debt Fund’s investments and the income they generate, as well as the Emerging Market Debt Fund’s ability to repatriate such amounts.

8. Transfers-In-Kind

Pursuant to procedures approved by the Board of Trustees, on July 25, 2008, certain shareholders of the Bond Fund redeemed Select Class Shares, Institutional Class Shares and Ultra Shares and the Fund paid the redemption proceeds primarily by means of a redemption in-kind of the Fund’s portfolio securities.

Bond Fund	Value (000’s)	Realized Losses (000’s)	Type
Select Class	$359,805	$(39,311)	Redemption in-kind
Institutional Class	51,776	(5,659)	Redemption in-kind
Ultra	47,207	(5,158)	Redemption in-kind

Pursuant to procedures approved by the Board of Trustees, on July 25, 2008, certain shareholders of the Short Term Bond Fund redeemed Select Class Shares and Institutional Class Shares and the Fund paid the redemption proceeds primarily by means of a redemption in-kind of the Fund’s portfolio securities.

Short Term Bond Fund	Value (000’s)	Realized Losses (000’s)	Type
Select Class	$275,798	$(23,050)	Redemption in-kind
Institutional Class	58,797	(4,913)	Redemption in-kind

9. Subsequent Events

Lehman Brothers Holdings Inc. filed for bankruptcy on September 15, 2008, subsequent to the reporting period. The reported values of the Funds’ positions as of August 31, 2008 in securities of Lehman or its affiliates and in derivatives to which Lehman or its affiliates is a counterparty do not reflect these developments or portfolio transactions after August 31, 2008.

On October 9, 2008, certain shareholders of the Bond Fund redeemed shares of the Institutional Class and the Fund paid the redemptions primarily with proceeds resulting from disposing of portfolio securities. The proceeds from this redemption amounted to approximately 33% of the net assets of the fund.

102   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2008, and continued to hold your shares at the end of the reporting period, August 31, 2008.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
Bond Fund
Class A
Actual	$1,000.00	$910.90	$3.60	0.75%
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class B
Actual	1,000.00	907.30	6.71	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class C
Actual	1,000.00	907.70	6.71	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Select Class
Actual	1,000.00	911.40	3.12	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65
Institutional Class
Actual	1,000.00	911.20	2.35	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49
Ultra
Actual	1,000.00	912.60	1.92	0.40
Hypothetical	1,000.00	1,023.13	2.03	0.40

Emerging Markets Debt Fund
Class A
Actual	1,000.00	988.50	7.22	1.44
Hypothetical	1,000.00	1,017.95	7.32	1.44

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   103

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
Class C
Actual	$1,000.00	$986.00	$9.66	1.93%
Hypothetical	1,000.00	1,015.48	9.80	1.93
Class R5
Actual	1,000.00	990.80	4.97	0.99
Hypothetical	1,000.00	1,020.21	5.04	0.99
Select Class
Actual	1,000.00	989.80	5.97	1.19
Hypothetical	1,000.00	1,019.21	6.06	1.19

Enhanced Income Fund
Institutional Class
Actual	1,000.00	951.50	0.98	0.20
Hypothetical	1,000.00	1,024.20	1.02	0.20

Real Return Fund
Class A
Actual	1,000.00	976.40	4.48	0.90
Hypothetical	1,000.00	1,020.67	4.58	0.90
Class C
Actual	1,000.00	975.10	6.97	1.40
Hypothetical	1,000.00	1,018.15	7.12	1.40
Select Class
Actual	1,000.00	977.70	3.24	0.65
Hypothetical	1,000.00	1,021.93	3.31	0.65
Institutional Class
Actual	1,000.00	978.50	2.49	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

Short Term Bond Fund
Class A
Actual	1,000.00	941.90	3.67	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Select Class
Actual	1,000.00	941.10	2.69	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55
Institutional Class
Actual	1,000.00	944.10	1.47	0.30
Hypothetical	1,000.00	1,023.69	1.53	0.30

Short Term Bond Fund II
Class A
Actual	1,000.00	972.80	3.73	0.75
Hypothetical	1,000.00	1,021.42	3.82	0.75
Class M
Actual	1,000.00	971.50	4.97	1.00
Hypothetical	1,000.00	1,020.16	5.09	1.00
Select Class
Actual	1,000.00	974.10	2.49	0.50
Hypothetical	1,000.00	1,022.68	2.55	0.50

104   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

	Beginning Account Value, March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
Strategic Income Fund
Class A
Actual	$1,000.00	$974.90	$5.67	1.14%
Hypothetical	1,000.00	1,019.46	5.80	1.14
Class B
Actual	1,000.00	973.80	8.16	1.64
Hypothetical	1,000.00	1,016.94	8.34	1.64
Class C
Actual	1,000.00	973.80	8.16	1.64
Hypothetical	1,000.00	1,016.94	8.34	1.64
Select Class
Actual	1,000.00	977.40	4.44	0.89
Hypothetical	1,000.00	1,020.72	4.53	0.89
Institutional Class
Actual	1,000.00	976.40	3.19	0.64
Hypothetical	1,000.00	1,021.98	3.26	0.64

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period).

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   105

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

The Board of Trustees held meetings in person in June and August 2008, at which the Trustees considered the continuation of each of the investment advisory agreements for the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment sub-committees (money market and alternative products, equity, and fixed income) met to review and consider performance and expense information for the JPMorgan Funds. Each investment sub-committee reported to the full Board, which then considered the investment sub-committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees, who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 20, 2008.

The Trustees, as part of their review of the investment advisory arrangements for the Funds, receive from the Advisor and review on a regular basis over the course of the year, information regarding the performance of the Funds. This information includes the Funds’ performance against the Funds’ peers and benchmarks and analyses by the Advisor of the Funds’ performance. In addition, with respect to the Funds, the Trustees have engaged an independent consultant to similarly review the performance of each of the Funds, at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Funds’ expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and evaluated extensive materials from the Advisor, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees also engaged an independent consultant to provide a special analysis of the performance of Funds with greater than two years of performance history in connection with the review of the investment advisory arrangements. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trusts and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with counsels to the Trusts and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining to approve each Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Funds and the Advisor, as provided in each Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of each Fund and its shareholders.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and expertise of, and the amount of attention given to each Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor

At the request of the Trustees, the Advisor provided information regarding the profitability to the Advisor and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect

106   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular Advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor discontinued third-party soft dollar arrangements with respect to securities transactions it executes for the JPMorgan Funds. The Trustees also considered that JPMFM and JPMorgan Distribution Services, Inc. (“JPMDS”), affiliates of the Advisor, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMCB for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Funds would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Bond Fund, Emerging Markets Debt Fund, Enhanced Income Fund, Strategic Income Fund, Real Return Fund, Short Term Bond Fund, and Short Term Bond Fund II had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Advisor for comparable services. The Trustees also considered the complexity of investment management for the Funds relative to the Advisor’s other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees received and considered relative performance and expense information for Funds which had at least one full year of performance at the time of the review in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of those Funds which had at least one full year of performance at the time of the review within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-year, three-year, and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor and the independent consultant and also considered the special analysis by the independent consultant. The specific Lipper rankings noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted the Bond Fund’s performance was in the fifth, fifth and fourth quintiles for Class A shares and for the

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   107

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited) (continued)

Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that the overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance. The Trustees requested the Fund’s Advisor to review the Fund with members of the Fixed Income subcommittee at each of their regular meetings over the course of the year.

The Trustees noted the Emerging Markets Debt Fund’s performance was in the fourth quintile for Class A Shares for the one year period and in the fourth, first and first quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and other factors, concluded that the performance was reasonable.

The Trustees noted the Enhanced Income Fund’s performance was in the fifth, fourth and fourth quintiles for Institutional Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance. The Trustees requested the Fund’s Advisor to review the Fund with members of the Fixed Income subcommittee at each of their regular meetings over the course of the year.

The Trustees noted the Strategic Income Fund’s performance was in the fifth quintile for Class A shares and for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that the overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance. The Trustees requested the Fund’s Advisor to review the Fund with members of the Fixed Income subcommittee at each of their regular meetings over the course of the year.

The Trustees noted the Real Return Fund’s performance was in the fifth quintile for Class A shares and for the Select Class shares for the one year period and that the independent consultant indicated that the overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance. The Trustees requested the Fund’s Advisor to review the Fund with members of the Fixed Income subcommittee at each of their regular meetings over the course of the year.

The Trustees noted the Short Term Bond Fund’s performance was in the fifth quintile for the Class A shares and in the fifth, fifth and fourth quintiles for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance. The Trustees requested the Fund’s Advisor to review the Fund with members of the Fixed Income subcommittee at each of their regular meetings over the course of the year.

The Trustees noted the Short Term Bond Fund II’s performance was in the fourth, fifth and fifth quintiles for the Class A shares and in the fourth quintile for the Select Class shares for the one, three and five year periods, respectively, and that the independent consultant indicated that the overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance. The Trustees requested the Fund’s Advisor to review the Fund with members of the Fixed Income subcommittee at each of their regular meetings over the course of the year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The attention that was given to the Lipper reports and the Trustees’ determination as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Bond Fund’s net advisory fee for the Class A shares and the Select Class shares was in the second quintile and the actual total expenses for the Class A shares were in the first quintile and for the Select Class shares were in the third quintile of its Universe Group. The

108   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Emerging Markets Debt Fund’s net advisory fee for the Class A shares was in the fifth quintile and for the Select Class shares was in the fourth quintile and the actual total expenses for the Class A shares and the Select Class shares were in the fifth quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Enhanced Income Fund’s net advisory fee for the Institutional Class shares was in the first quintile and the actual total expenses for the Institutional Class shares were in the first quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Strategic Income Fund’s net advisory fee for the Class A shares and for the Select Class shares was in the first quintile and the actual total expenses for the Class A shares were in the fourth quintile and for the Select Class shares were in the third quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Real Return Fund’s net advisory fee for the Class A shares and the Select Class shares was in the first quintile and the actual total expenses for the Class A shares were in the fifth quintile and for the Select Class shares were in the fourth quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Short Term Bond Fund’s net advisory fee for the Class A shares was in the first quintile and for the Select Class shares was in the second quintile and the actual total expenses for the Class A shares were in the second quintile and for the Select Class shares were in the third quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

The Trustees noted that the Short Term Bond Fund II’s net advisory fee for the Class A shares was in the first quintile and for the Select Class shares was in the second quintile and the actual total expenses for the Class A and for the Select Class shares were in the second quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2008 All rights reserved. August 2008.	SAN-INC-808

SEMI-ANNUAL REPORT
SIX MONTHS ENDED AUGUST 31, 2008 (UNAUDITED)

JPMorgan Funds

Tax Aware

Funds

JPMorgan Tax Aware High Income Fund

CONTENTS

President’s Letter	1
Fund Commentary	2
Schedule of Portfolio Investments	4
Financial Statements	8
Financial Highlights	14
Notes to Financial Statements	16
Schedule of Shareholder Expenses	21
Board Approval of Investment Advisory Agreement	22

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

*	The manager seeks to achieve the stated objective. There can be no guarantee it will be achieved.

**	Tax Aware Real Return — Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise. The Fund may invest in futures contracts and other derivatives. This may make the Fund more volatile. The derivative positions are not included in the holdings-related calculations. The Fund may be subject to the risk that its inflation-linked derivative contracts will be with a limited number of counterparties. This may result in certain concentration risk, including counterparty liquidity, deflation and pricing risk.

***	Highbridge Statistical Market Neutral — There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to domestic stock market movements, capitalization, sector swings or other risk factors. Investment in a portfolio involved in long and short selling may have higher portfolio turnover rates. The Fund anticipates a very high degree of portfolio turnover (likely to be in excess of 600% per year). This will likely result in additional tax consequences. Short selling involves certain risks, including additional costs associated with covering short positions and a possibility of unlimited loss on certain short sale positions.

PRESIDENT’S LETTER
SEPTEMBER 30, 2008 (Unaudited)

Dear Shareholder:

Events over the last year and particularly, over the last few months have produced one of the most challenging market environments in recent memory. An economy, already weakened by falling home prices and high energy costs, has been further damaged by a major global financial crisis. While governments around the world have responded in a dramatic and forceful way, the outlook for the economy and financial markets remains unusually uncertain and this reality has contributed to higher volatility as well as significant declines in some markets. Indeed, the average daily move up or down in the Dow Jones Industrial Average (the “Dow”) over the past year has been 132 points, 72% higher than in the prior decade and, as of September 30, 2008, the Dow is down 23% from its peak of last October.

This is also a particularly difficult period for an area of the market that is not quite as visible to investors — the credit and fixed income markets. One measure of this is the difference between the three-month LIBOR rate — the rate at which banks lend to each other — and the prevailing rate on three-month Treasury bills. Between 1997 and 2006, the LIBOR rate averaged just 0.45% above the Treasury rate — indicating that banks regarded each other as very trustworthy borrowers. In September of this year, this gap widened to an average of 2.00% — indicating an extraordinary concern about the well-being of major financial institutions. The stress in credit markets has also been observed in significant increases in the yields on municipal and corporate debt and tightened lending standards by banks.

Rather than reacting emotionally during these times of uncertainty, we should focus on some fundamental tenets of investing. Among these are:

•	Developing and sticking with an investment plan that is both dispassionate and independent of short-term market events. While staying the course and sticking to a plan doesn’t eliminate risk, it does reduce the danger of buying and selling at the wrong time, a behavior that can undermine your investment goals.

•	Managing investment risks through diversification. A diverse mix of investments — including stocks, bonds, and cash, as well as alternative investments such as U.S. REITS, high yield income, commodities, and emerging markets debt — properly aligned to your investment goals, time horizon, and risk tolerance, can provide a smoother path of long-term returns.

•	Seeking long-term professional advice. As shareholders, you already know the value of professional advice. Take this time to consult with your financial advisor. Your advisor can help you maintain perspective, and ensure that your portfolio is properly positioned to defend against cycles of market volatility.

U.S. Treasury Department’s Temporary Guarantee Program

The financial crisis has also led to some questions about the safety of money market funds. Although the Fund in this report is not a money market fund, the Fund uses JPMorgan money market funds as a short term investment vehicle. All of JPMorgan’s money market funds continue to be invested in the highest quality short-term securities with strong liquidity positions and have maintained a $1.00 net asset value. JPMorgan’s approach to risk management, along with a stringent focus on credit standards and extensive experience in managing liquidity investments, have allowed our money market funds to maintain liquidity and provide current income to our shareholders throughout all market conditions.

Despite the fact that our fund complex is strong, we believe that it is in the best interests of our fund shareholders to participate in the U.S. Treasury Department’s Temporary Guarantee Program for U.S. Money Market Funds. With this program, shareholders in JPMorgan Money Market Funds (with the exception of the JPMorgan 100% U.S. Treasury Securities Money Market Fund) will have federal insurance on their existing balances as of September 19, 2008 and through the period ending December 18, 2008. Following this period, the Treasury will review whether the program should continue, and the JPMorgan Funds Board would vote on its continued participation.

New investing opportunities*

Even during market uncertainty, we continue to look to the future by introducing new products and differentiated investment solutions. As a leader in financial innovation, we have introduced 32 new funds over the past few years, including our Tax Aware Real Return Fund, which seeks to maximize after-tax inflation protected return.** We’ve also expanded investment opportunities with innovative offerings such as the Highbridge Statistical Market Neutral Fund, which has the potential to add diversification, and seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing and lower overall risk.*** Your financial advisor can help you decide whether these strategies are appropriate for your portfolio.

Additionally, I am proud to unveil our newly designed website: www.jpmorganfunds.com. The site delivers more detailed information about our funds, and also offers online versions of our market views and commentaries, which provide essential and critical insights about the markets and economy. I encourage you to visit our site to learn more about our innovative products and resources and how they, along with our timeless principles of investing, can continue to serve you in this current market environment.

On behalf of everyone at JPMorgan Asset Management, thank you for your continued confidence and trust. We look forward to serving your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com, or contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely,

George C.W. Gatch
President and CEO
JPMorgan Funds

AUGUST 31, 2008         JPMORGAN TAX AWARE FUNDS   1

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	September 17, 2007
Fiscal Year End	Last day of February
Net Assets as of 8/31/2008 (In Thousands)	$10,454
Primary Benchmark	Lehman Brothers Municipal Bond Index*
Average Credit Quality	A2/A3
Duration	4.93

Q:	HOW DID THE FUND PERFORM?
A:	The JPMorgan Tax Aware High Income Fund, which seeks to provide a high level of after-tax income from a portfolio of fixed income investments,** returned 3.84%*** (Select Class Shares) for the six months ended August 31, 2008, compared to the 5.12% return of the Lehman Brothers Municipal Bond Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?
A:	The Fund underperformed its benchmark for the period due in part to spread-widening among the Fund’s lower-quality holdings. The global credit crisis caused credit spreads to widen, leading to outperformance for high-quality securities. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries.

The Fund’s investments in taxable, high-yield bonds leveraged loans and tax-exempt securities rated ’below investment grade,’ which underperformed their higher-quality counterparts, also hurt returns.

On the positive side, the Fund’s duration positioning (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates), which was shorter than that of its benchmark, helped returns. An underweight in insured bonds also helped returns. Early in the period, credit-related problems emerged in the monoline insurance industry, and several municipal bond insurers suffered multi-notch credit rating downgrades. Subsequently, spreads on bonds insured by monoline insurers widened, which benefited the Fund’s underweight in these bonds.

Q:	HOW WAS THE FUND MANAGED?
A:	The Fund was allocated among various sectors, including both high-grade and high-yield sectors. Sector allocations were determined by input from analyst teams organized by sector, who assess relative value and risk, among other factors. The Fund’s investment allocations were roughly 80% in municipal securities and 20% in taxable securities during the reporting period.

PORTFOLIO COMPOSITION****

Municipal Bonds	79.6%
Loan Participations & Assignments	13.5
Corporate Bonds	5.1
Short-Term Investment	1.8

*	On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

****	Percentages indicated are based upon total investments as of August 31, 2008. The Fund’s composition is subject to change.

2   JPMORGAN TAX AWARE FUNDS        AUGUST 31, 2008

TOTAL RETURNS AS OF AUGUST 31, 2008

	INCEPTION DATE OF CLASS	6 MONTH	SINCE INCEPTION
CLASS A SHARES	9/17/07
Without Sales Charge		3.77%	1.46%
With Sales Charge*		(0.08)	(2.35)
CLASS C SHARES	9/17/07
Without CDSC		3.52	0.98
With CDSC**		2.52	(0.02)
SELECT CLASS SHARES	9/17/07	3.84	1.53

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period.

LIFE OF FUND PERFORMANCE (9/17/07 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 17, 2007.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Tax Aware High Income Fund, the Lehman Brothers Municipal Bond Index and the Lehman Brothers High Yield Municipal Bond Index from September 17, 2007 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Municipal Bond Index and the Lehman Brothers High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

*On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

AUGUST 31, 2008         JPMORGAN TAX AWARE FUNDS   3

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 97.4%
	Corporate Bonds — 5.1%
	Consumer Finance — 0.7%
100	Ford Motor Credit Co. LLC, VAR, 5.54%, 01/13/12	74
	Containers & Packaging — 0.8%
100	Constar International, Inc., VAR, 6.18%, 02/15/12	80
	Electronic Equipment & Instruments — 0.4%
49	Sanmina-SCI Corp., VAR, 5.53%, 06/15/10 (e)	49
	Hotels, Restaurants & Leisure — 0.8%
100	Seminole Hard Rock Entertainment, Inc., VAR, 5.28%, 03/15/14 (e)	80
	Road & Rail — 0.6%
100	Quality Distribution LLC/QD Capital Corp., VAR, 7.29%, 01/15/12 (i)	63
	Semiconductors & Semiconductor Equipment — 0.7%
100	Spansion, Inc., VAR, 5.81%, 06/01/13 (e)	69
	Thrifts & Mortgage Finance — 1.1%
120	Countrywide Financial Corp., VAR, 0.00%, 04/15/37	117
	Total Corporate Bonds (Cost $650)	532
	Municipal Bonds — 79.0% (t)
	Arizona — 11.4%
	Arizona School Facilities Board, State School Trust,
300	Rev., AMBAC, 5.00%, 07/01/18	319
200	Series A, Rev., AMBAC, 5.75%, 07/01/14 (p)	228
500	City of Scottsdale, Water & Sewer, Rev., 5.25%, 07/01/21	554
90	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.13%, 07/01/15	89
		1,190
	Arkansas — 4.0%
245	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.50%, 01/01/17	249
170	City of Fayetteville, Sales & Use Tax, Rev., FSA, 4.25%, 11/01/15	170
		419
	Colorado — 3.4%
250	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.85%, 10/01/17	248
100	Platte River Power Authority, Series EE, Rev., 5.25%, 06/01/10	105
		353
	Delaware — 4.4%
160	Delaware State Housing Authority, Single Family Mortgage, Series D-1, Rev., AMT, 4.63%, 07/01/17	161
270	Delaware Transportation Authority Motor Fuel Tax Revenue , Rev., MBIA, 5.00%, 07/01/13	295
		456
	Florida — 1.0%
100	Palm Beach County, Public Improvement, Convention Center Project, Rev., VAR, FGIC, 5.00%, 11/01/11	106
	Georgia — 3.0%
200	City of Augusta, Water & Sewer Systems, Rev., FSA, 5.00%, 10/01/17	222
100	Main Street Natural Gas, Inc., Series A, Rev., 5.00%, 09/15/14	96
		318
	Kansas — 5.2%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.00%, 04/01/16	218
300	City of Wichita, Water & Sewer Utilities, Rev., FGIC, 5.00%, 10/01/13	321
		539
	Louisiana — 1.4%
140	St. Bernard Parish Home Mortgage Authority, Single Family Mortgage,, Rev., GNMA/FNMA/FHLMC, 5.80%, 09/01/17	147
	Massachusetts — 6.1%
145	Commonwealth of Massachusetts, Consolidated Loan, Series B, GO, 5.75%, 06/01/10	154
300	Massachusetts Bay Transportation Authority, Series B, Rev., MBIA, 5.50%, 07/01/28	338
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.50%, 01/01/15	144
		636
	Minnesota — 1.9%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.25%, 11/01/17	200

SEE NOTES TO FINANCIAL STATEMENTS.

4   JPMORGAN TAX AWARE FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Missouri — 5.1%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., FSA, 5.25%, 07/01/25	432
100	Kansas City, Manicor Project, Tax Allocation, Series A, 5.00%, 03/01/12	100
		532
	New Jersey — 4.8%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., MBIA, 5.25%, 07/01/24	319
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.00%, 06/01/17	187
		506
	New Mexico — 0.9%
90	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I-D-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 07/01/17	90
	New York — 5.1%
115	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., VAR, 5.25%, 02/01/11	121
200	New York State Dormitory Authority, School District Building Financing Project, Series B, Rev., MBIA, 5.00%, 10/01/15	216
200	Ulster County IDA, Series A, Rev., 5.10%, 09/15/13	194
		531
	North Carolina — 3.6%
75	North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.38%, 01/01/13	77
300	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.50%, 01/01/17	304
		381
	Ohio — 2.7%
100	Belmont County Health Systems, Improvement, East Ohio Regional Hospital, Rev., 5.70%, 10/06/08	98
200	Buckeye Tobacco Settlement Financing Authority, Asset-Backed Bonds, Series A-2, Rev., 5.13%, 06/01/17	183
		281
	Oklahoma — 1.0%
100	Chickasawa Nation, Health Systems, Rev., 5.38%, 12/01/17 (e)	100
	Pennsylvania — 0.7%
70	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.00%, 05/01/12	72
	Puerto Rico — 1.9%
200	Children’s Trust Fund, Asset-Backed Bonds, Rev., 5.00%, 05/15/09	202
	Rhode Island — 1.4%
145	Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Series 28-A, Rev., 4.65%, 10/06/08	146
	Texas — 8.1%
95	Austin Independent School District, Series B, GO, PSF-GTD, 5.00%, 08/01/15	105
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.00%, 02/15/13	193
340	State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.00%, 08/01/17	349
200	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.85%, 10/01/17	200
		847
	Wisconsin — 1.9%
200	Wisconsin Health & Education Facilities, 4.42%, 10/01/27 (i)	201
	Total Municipal Bonds (Cost $8,379)	8,253
	Loan Participations & Assignments — 13.3%
	Airlines — 0.8%
	Delta Air Lines, Inc., 1st Lien Term Loan,
5	2.31%, 04/30/12	5
94	4.47%, 04/30/12	78
		83
	Automobiles — 0.4%
50	Ford Motor Co., Term Loan B, 5.47%, 12/15/13	39
	Diversified Telecommunication Services — 1.1%
124	Time Warner Telecom, Term Loan B, 4.47%, 10/12/13	119

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX AWARE FUNDS   5

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Health Care Providers & Services — 3.5%
149	HCA, Inc., Term Loan B, 5.05%, 11/18/13	140
10	Iasis Healthcare Corp., Letter of Credit, 2.39%, 03/15/14	9
113	Iasis Healthcare Corp., Term Loan, 4.47%, 03/14/14	106
124	Vanguard Health Holding Co., Replacement Term Loan, 5.05%, 09/23/11	120
		375
	Household Products — 1.2%
	Spectrum Brands, Inc., Term B Loan,
26	6.67%, 03/30/13	22
49	6.67%, 03/30/13	42
34	6.79%, 03/30/13	28
15	6.79%, 04/02/13	13
11	6.80%, 03/30/13	9
12	6.80%, 03/30/13	10
		124
	Independent Power Producers & Energy Traders — 3.2%
124	Calpine Corp., First Priority Lien, 5.69%, 03/29/14	115
44	NRG Energy, Inc. (Opco), Credit-Linked Deposit, 2.70%, 02/01/13	42
90	NRG Energy, Inc. (Opco), Term Loan B, 4.30%, 02/01/13	85
	TXU, Initial Tranche B-3 Term Loan,
9	5.96%, 10/10/14	9
1	6.17%, 10/10/14	1
89	6.30%, 10/10/14	83
		335
	Industrial Machinery — 0.8%
	Baldor Electric Co., Term Loan,
4	4.25%, 01/30/14	3
42	4.44%, 01/31/14	41
41	4.56%, 01/31/14	40
		84
	IT Services — 0.2%
	First Data Corp., Initial Tranche B3,
2	5.55%, 09/24/14	2
23	5.55%, 09/24/14	21
		23
	Semiconductors & Semiconductor Equipment — 0.9%
100	Freescale Semiconductor, Inc., Term Loan, 4.21%, 12/31/49	89
	Textiles, Apparel & Luxury Goods — 1.2%
	Polymer Group, Inc., Term Loan B,
9	4.72%, 11/22/12	8
127	5.06%, 11/22/12	116
		124
	Total Loan Participations & Assignments (Cost 1,451)	1,395
	Total Long-Term Investments (Cost $10,480)	10,180
SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
189	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (m) (Cost $189)	189
	Total Investments — 99.2% (Cost $10,669)	10,369
	Other Assets in Excess of Liabilities — 0.8%	85
	NET ASSETS — 100.0%	$10,454

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

6   JPMORGAN TAX AWARE FUNDS        AUGUST 31, 2008

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMBAC —	American Municipal Bond Assurance Corp.

AMT —	Alternative Minimum Tax

EDA —	Economic Development Authority

FGIC —	Financial Guaranty Insurance Co.

FHLMC —	Federal Home Loan Mortgage Corp.

FNMA —	Federal National Mortgage Association

FSA —	Financial Security Assurance

GNMA —	Government National Mortgage Association

GO —	General Obligation

GTD —	Guaranteed

IDA —	Industrial Development Authority

MBIA —	Municipal Bond Insurance Association Corp.

PSF —	Permanent School Fund

Rev. —	Revenue Bond

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2008.

(b) —	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e) —	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) —	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m) —	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(p) —	Security is prerefunded or escrowed to maturity.

(t) —	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX AWARE FUNDS   7

STATEMENT OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2008 (Unaudited)
(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund
ASSETS:
Investments in non-affiliates, at value	$10,180
Investments in affiliates, at value	189
Total investment securities, at value	10,369
Cash	1
Receivables:
Fund shares sold	4
Interest and dividends	118
Due from Advisor	11
Total Assets	10,503

LIABILITIES:
Dividends	—	(b)
Payables:
Unrealized depreciation on unfunded commitments	1
Accrued liabilities:
Shareholder servicing fees	2
Distribution fees	—	(b)
Custodian and accounting fees	2
Trustees’ and Chief Compliance Officer’s fees	—	(b)
Other	44
Total Liabilities	49
Net Assets	$10,454

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN TAX AWARE FUNDS        AUGUST 31, 2008

Tax Aware High Income Fund
NET ASSETS:
Paid in capital	$10,753
Accumulated undistributed (distributions in excess of) net investment income	— (b)
Accumulated net realized gains (losses)	2
Net unrealized appreciation (depreciation)	(301)
Total Net Assets	$10,454

Net Assets:
Class A	$226
Class C	275
Select Class	9,953
Total	$10,454

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	23
Class C	28
Select Class	1,022

Net Asset Value:
Class A — Redemption price per share	$9.74
Class C — Offering price per share (a)	9.74
Select Class — Offering and redemption price per share	9.74
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.12

Cost of investments in non-affiliates	$10,480
Cost of investments in affiliates	189

(a)	Redemption price for Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX AWARE FUNDS   9

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2008 (Unaudited)
(Amounts in thousands)

	Tax Aware High Income Fund
INVESTMENT INCOME:
Interest income	$257
Dividend income from affiliates (a)	2
Total investment income	259

EXPENSES:
Investment advisory fees	18
Administration fees	5
Distribution fees:
Class A	1
Class C	1
Shareholder servicing fees:
Class A	1
Class C	—	(b)
Select Class	12
Custodian and accounting fees	9
Professional fees	32
Trustees’ and Chief Compliance Officer’s fees	—	(b)
Printing and mailing costs	14
Registration and filing fees	19
Transfer agent fees	6
Other	2
Total expenses	120
Less amounts waived	(29)
Less earnings credits	—	(b)
Less expense reimbursements	(61)
Net expenses	30
Net investment income (loss)	229

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	5
Change in net unrealized appreciation (depreciation) of:
Investments	159
Unfunded commitments	12
Change in net unrealized appreciation (depreciation)	171
Net realized/unrealized gains (losses)	176
Change in net assets resulting from operations	$405

(a)	Includes reimbursement of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN TAX AWARE FUNDS        AUGUST 31, 2008

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	Tax Aware High Income Fund
	Six Months Ended 8/31/2008 (Unaudited)	Period Ended 2/29/2008 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$229	$201
Net realized gain (loss)	5	(3)
Change in net unrealized appreciation (depreciation)	171	(472)
Change in net assets resulting from operations	405	(274)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(7)	(8)
Class C
From net investment income	(4)	(2)
Select Class
From net investment income	(218)	(191)
Total distributions to shareholders	(229)	(201)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(493)	11,246

NET ASSETS:
Change in net assets	(317)	10,771
Beginning of period	10,771	—
End of period	$10,454	$10,771
Accumulated undistributed (distributions in excess of) net investment income	$— (b)	$— (b)

(a)	Commencement of operations was September 17, 2007.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX AWARE FUNDS   11

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	Tax Aware High Income Fund
	Six Months Ended 8/31/2008 (Unaudited)		Period Ended 2/29/2008 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10		$1,063
Dividends and distributions reinvested	7		8
Cost of shares redeemed	(825)		—
Change in net assets from Class A capital transactions	$(808)		$1,071
Class C
Proceeds from shares issued	$92		$181
Dividends and distributions reinvested	4		2
Cost of shares redeemed	—	(b)	—
Change in net assets from Class C capital transactions	$96		$183
Select Class
Proceeds from shares issued	$1		$9,801
Dividends and distributions reinvested	218		191
Change in net assets from Select Class capital transactions	$219		$9,992

Total change in net assets from capital transactions	$(493)		$11,246

SHARE TRANSACTIONS:
Class A
Issued	1		105
Reinvested	—	(b)	1
Redeemed	(84)		—
Change in Class A Shares	(83)		106
Class C
Issued	10		18
Reinvested	—	(b)	—	(b)
Redeemed	—	(b)	—
Change in Class C Shares	10		18
Select Class
Issued	—	(b)	980
Reinvested	23		19
Change in Select Class Shares	23		999

(a)	Commencement of operations was September 17, 2007.

(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN TAX AWARE FUNDS        AUGUST 31, 2008

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2008         JPMORGAN TAX AWARE FUNDS   13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Tax Aware High Income Fund
Class A
Six Months Ended August 31, 2008 (Unaudited)	$9.59	$0.21	(f)	$0.15	$0.36	$(0.21)
September 17, 2007 (e) through February 29, 2008	10.00	0.19	(f)	(0.41)	(0.22)	(0.19)

Class C
Six Months Ended August 31, 2008 (Unaudited)	9.59	0.19	(f)	0.15	0.34	(0.19)
September 17, 2007 (e) through February 29, 2008	10.00	0.17	(f)	(0.41)	(0.24)	(0.17)

Select Class
Six Months Ended August 31, 2008 (Unaudited)	9.59	0.22	(f)	0.15	0.37	(0.22)
September 17, 2007 (e) through February 29, 2008	10.00	0.19	(f)	(0.41)	(0.22)	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN TAX AWARE FUNDS        AUGUST 31, 2008

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.74	3.77%	$226	0.65%	4.27%	2.47%	6%
9.59	(2.23)	1,013	0.65	4.21	4.59	8

9.74	3.52	275	1.15	3.77	3.00	6
9.59	(2.46)	176	1.15	3.76	5.23	8

9.74	3.84	9,953	0.55	4.37	2.25	6
9.59	(2.22)	9,582	0.55	4.31	4.51	8

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008         JPMORGAN TAX AWARE FUNDS   15

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered
Tax Aware High Income Fund	Class A, Class C and Select Class

The Fund commenced operations on September 17, 2007.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold and the difference could be significant. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to significant market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, established a framework for measuring fair value and expands disclosures about fair value measurement. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16   JPMORGAN TAX AWARE FUNDS        AUGUST 31, 2008

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	$189	$—
Level 2	10,180	—
Level 3	—	—
Total	$10,369	$—

*	Other financial instruments may include futures, forwards and swap contracts.

B. Restricted and Illiquid Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The value and percentage of net assets of illiquid securities as of August 31, 2008 were approximately $264,000 and 2.5% respectively.

C. Loan Participations and Assignments — The Fund may invest in loan participations and assignments of all or a portion of loans. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Fund has direct rights against the borrower on a loan when it purchases an assignment. As a result, the Fund assumes the credit risk of the borrower, and with respect to loan participations, the Selling Participant and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). The Fund may not benefit directly from the collateral supporting the senior loan in which it has purchased the loan participation.

D. Unfunded Commitments — The Fund may enter into commitments to buy and sell investments including commitments to buy loan participations and assignments to settle on future dates as part of its normal investment activities. The unrealized appreciation/depreciation from unfunded commitments is reported in the financial statements. Credit risks exist on these commitments to the extent of any difference between the sales price and current market value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

At August 31, 2008, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

Security Description	Value
Lyondell Chemical	$82

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

F. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

H. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting

AUGUST 31, 2008        JPMORGAN TAX AWARE FUNDS   17

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

I. Recent Accounting Pronouncements — In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.35% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Shareholder Servicing Agent reimburse to the Fund an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

The amount of these waivers/reimbursements resulting from investments in the money market funds for the six months ended August 31, 2008 was approximately $200.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2008, the annualized effective rate was 0.10% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2008, the Distributor did not retain a front-end sales charge or CDSC.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets of each class.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

18   JPMORGAN TAX AWARE FUNDS        AUGUST 31, 2008

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Select Class
0.65%	1.15%	0.55%

The contractual expense limitation agreements were in effect for the six months ended August 31, 2008. The expense limitation percentages in the table above are in place until at least June 30, 2009.

For the six months ended August 31, 2008, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$18	$5	$6	$29	$61

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2008, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the six months ended August 31, 2008, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2008, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$571	$1,007

During the six months ended August 31, 2008, there were no purchases or sales of U.S. Government securities.

AUGUST 31, 2008        JPMORGAN TAX AWARE FUNDS   19

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2008, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$10,669	$50	$350	$(300)

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 18, 2008.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2008, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statement of Operations.

7. Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, including sub-prime securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

The Fund invests substantially all of its assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region. Issuances backed by bond insurers may be impacted by changes to bond insurers’ ratings.

20   JPMORGAN TAX AWARE FUNDS        AUGUST 31, 2008

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2008, and continued to hold your shares at the end of the reporting period, August 31, 2008.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2008	Ending Account Value, August 31, 2008	Expenses Paid During March 1, 2008 to August 31, 2008*	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual	$1,000.00	$1,037.70	$3.34	0.65%
Hypothetical	1,000.00	1,021.93	3.31	0.65
Class C
Actual	1,000.00	1,035.20	5.90	1.15
Hypothetical	1,000.00	1,019.41	5.85	1.15
Select Class
Actual	1,000.00	1,038.40	2.83	0.55
Hypothetical	1,000.00	1,022.43	2.80	0.55

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2008        JPMORGAN TAX AWARE FUNDS   21

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees held meetings in person in June and August 2008, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment sub-committees (money market and alternative products, equity, and fixed income) met to review and consider performance and expense information for the JPMorgan Funds. Each investment sub-committee reported to the full Board, which then considered the investment sub-committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees, who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 20, 2008.

The Trustees, as part of their review of the investment advisory arrangements for the Fund, receive from the Advisor and review on a regular basis over the course of the year, information regarding the performance of the Fund. This information includes the Fund’s performance against the Fund’s peers and benchmarks and analyses by the Advisor of the Fund’s performance. In addition, with respect to the Fund, the Trustees have engaged an independent consultant to similarly review the performance of the Funds, at each of the Trustees’ regular meetings. The Advisor also periodically provides comparative information regarding the Fund’s expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested and evaluated extensive materials from the Advisor, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining to approve the Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Fund and the Advisor, as provided in the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of the Fund and its shareholders.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor’s senior management and expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisor, was also considered. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Fund gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Fund, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

Costs of Services Provided and Profitability to the Advisor

At the request of the Trustees, the Advisor provided information regarding the profitability to the Advisor and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that

22   JPMORGAN TAX AWARE FUNDS        AUGUST 31, 2008

it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular Advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Fund. The Board considered that the Advisor discontinued third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMFM and JPMorgan Distribution Services, Inc. (“JPMDS”) affiliates of the Advisor earn fees from the Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA (“JPMCB”) for custody and fund accounting and other related services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets excluding funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement, the Trustees considered the Chief Compliance Officer’s report.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Advisor for comparable services. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor’s other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Advisor’s other clients were reasonable.

Investment Performance

The Trustees reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Advisor. The determination made by the Trustees with respect to the Fund’s performance is summarized below:

The Trustees noted that the prospects for acceptable performance of the Tax Aware High Income Fund appeared strong based on both the team and investment approach proposed for the Fund. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and concluded that they were satisfied with the Advisor’s analysis of the Fund’s performance. The Trustees requested the Fund’s Advisor to review the Fund with the members of the Fixed Income Investment Sub-Committee at each of their regular meetings over the course of the year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Advisor by comparing that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is

AUGUST 31, 2008        JPMORGAN TAX AWARE FUNDS   23

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(Unaudited) (continued)

difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The attention that was given to the Lipper reports and the Trustees’ determination as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s net advisory fee for the Class A and for the Select Class shares was in the first quintile and the actual total expenses for the Class A shares were in the first quintile and for the Select Class shares were in the third quintile of its Universe Group. The Trustees also considered information provided by JPMFM and JPMDS related to the structure and distribution strategy of the Fund and, in light of this information, considered the fees to be reasonable.

24   JPMORGAN TAX AWARE FUNDS        AUGUST 31, 2008

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2008 All rights reserved. August 2008.	SAN-TAHI-808

SEMI-ANNUAL REPORT
PERIOD ENDED AUGUST 31, 2008 (UNAUDITED)

JPMorgan Funds

Income

Funds

JPMorgan Total Return Fund

CONTENTS

President’s Letter	1
Fund Summary	2
Schedule of Portfolio Investments	4
Financial Statements	16
Financial Highlights	22
Notes to Financial Statements	24
Schedule of Shareholder Expenses	31

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

*	The manager seeks to achieve the stated objective. There can be no guarantee it will be achieved.

**	Tax Aware Real Return — Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise. The Fund may invest in futures contracts and other derivatives. This may make the Fund more volatile. The derivative positions are not included in the holdings-related calculations. The Fund may be subject to the risk that its inflation-linked derivative contracts will be with a limited number of counterparties. This may result in certain concentration risk, including counterparty liquidity, deflation and pricing risk.

***	Highbridge Statistical Market Neutral — There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to domestic stock market movements, capitalization, sector swings or other risk factors. Investment in a portfolio involved in long and short selling may have higher portfolio turnover rates. The Fund anticipates a very high degree of portfolio turnover (likely to be in excess of 600% per year). This will likely result in additional tax consequences. Short selling involves certain risks, including additional costs associated with covering short positions and a possibility of unlimited loss on certain short sale positions.

PRESIDENT’S LETTER
SEPTEMBER 30, 2008 (Unaudited)

Dear Shareholder:

Events over the last year and particularly, over the last few months have produced one of the most challenging market environments in recent memory. An economy, already weakened by falling home prices and high energy costs, has been further damaged by a major global financial crisis. While governments around the world have responded in a dramatic and forceful way, the outlook for the economy and financial markets remains unusually uncertain and this reality has contributed to higher volatility as well as significant declines in some markets. Indeed, the average daily move up or down in the Dow Jones Industrial Average (the “Dow”) over the past year has been 132 points, 72% higher than in the prior decade and, as of September 30, 2008, the Dow is down 23% from its peak of last October.

This is also a particularly difficult period for an area of the market that is not quite as visible to investors — the credit and fixed income markets. One measure of this is the difference between the three-month LIBOR rate — the rate at which banks lend to each other — and the prevailing rate on three-month Treasury bills. Between 1997 and 2006, the LIBOR rate averaged just 0.45% above the Treasury rate — indicating that banks regarded each other as very trustworthy borrowers. In September of this year, this gap widened to an average of 2.00% — indicating an extraordinary concern about the well-being of major financial institutions. The stress in credit markets has also been observed in significant increases in the yields on municipal and corporate debt and tightened lending standards by banks.

Rather than reacting emotionally during these times of uncertainty, we should focus on some fundamental tenets of investing. Among these are:

•	Developing and sticking with an investment plan that is both dispassionate and independent of short-term market events. While staying the course and sticking to a plan doesn’t eliminate risk, it does reduce the danger of buying and selling at the wrong time, a behavior that can undermine your investment goals.

•	Managing investment risks through diversification. A diverse mix of investments — including stocks, bonds, and cash, as well as alternative investments such as U.S. REITS, high yield income, commodities, and emerging markets debt — properly aligned to your investment goals, time horizon, and risk tolerance, can provide a smoother path of long-term returns.

•	Seeking long-term professional advice. As shareholders, you already know the value of professional advice. Take this time to consult with your financial advisor. Your advisor can help you maintain perspective, and ensure that your portfolio is properly positioned to defend against cycles of market volatility.

U.S. Treasury Department’s Temporary Guarantee Program

The financial crisis has also led to some questions about the safety of money market funds. Although the Fund in this report is not a money market fund, the Fund uses JPMorgan money market funds as a short term investment vehicle. All of JPMorgan’s money market funds continue to be invested in the highest quality short-term securities with strong liquidity positions and have maintained a $1.00 net asset value. JPMorgan’s approach to risk management, along with a stringent focus on credit standards and extensive experience in managing liquidity investments, have allowed our money market funds to maintain liquidity and provide current income to our shareholders throughout all market conditions.

Despite the fact that our fund complex is strong, we believe that it is in the best interests of our fund shareholders to participate in the U.S. Treasury Department’s Temporary Guarantee Program for U.S. Money Market Funds. With this program, shareholders in JPMorgan Money Market Funds (with the exception of the JPMorgan 100% U.S. Treasury Securities Money Market Fund) will have federal insurance on their existing balances as of September 19, 2008 and through the period ending December 18, 2008. Following this period, the Treasury will review whether the program should continue, and the JPMorgan Funds Board would vote on its continued participation.

New investing opportunities*

Even during market uncertainty, we continue to look to the future by introducing new products and differentiated investment solutions. As a leader in financial innovation, we have introduced 32 new funds over the past few years, including our Tax Aware Real Return Fund, which seeks to maximize after-tax inflation protected return.** We’ve also expanded investment opportunities with innovative offerings such as the Highbridge Statistical Market Neutral Fund, which has the potential to add diversification, and seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing and lower overall risk.*** Your financial advisor can help you decide whether these strategies are appropriate for your portfolio.

Additionally, I am proud to unveil our newly designed website: www.jpmorganfunds.com. The site delivers more detailed information about our funds, and also offers online versions of our market views and commentaries, which provide essential and critical insights about the markets and economy. I encourage you to visit our site to learn more about our innovative products and resources and how they, along with our timeless principles of investing, can continue to serve you in this current market environment.

On behalf of everyone at JPMorgan Asset Management, thank you for your continued confidence and trust. We look forward to serving your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com, or contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President and CEO
JPMorgan Funds

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   1

JPMorgan Total Return Fund

FUND SUMMARY
AS OF AUGUST 31, 2008 (Unaudited)

FUND FACTS

Fund Inception	June 16, 2008
Fiscal Year End	Last day of February
Net Assets as of 8/31/2008 (In Thousands)	$792,754
Investment objective and strategies

The Fund seeks to provide high total return. The Fund mainly invests in debt investments, including but not limited to, asset-backed and mortgage-backed securities, U.S. government and agency securities, and corporate debt securities that it believes have the potential to provide a high total return over time. The Fund may use derivatives as substitutes for securities in which it can invest.

Primary Benchmark	Lehman Brothers U.S. Aggregate Index*
Average Credit Quality	AA
Duration	4.6 Years

LONG POSITIONS PORTFOLIO COMPOSITION**

Corporate Bonds	25.9%
Mortgage Pass-Through Securities	22.4
U.S. Treasury Obligations	13.5
Collateralized Mortgage Obligations	10.4
Asset-Backed Securities	9.1
U.S. Government Agency Securities	6.8
Foreign Government Securities	2.5
Commercial Mortgage-Backed Securities	1.8
Others (each less than 1.0%)	0.4
Short-Term Investment	7.2

*	On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

**	Percentages indicated are based upon total long investments as of August 31, 2008. The Fund’s composition is subject to change.

2   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

TOTAL RETURNS AS OF AUGUST 31, 2008

	INCEPTION DATE OF CLASS	SINCE INCEPTION
CLASS A SHARES
Without Sales Charge	6/16/08	2.22%
With Sales Charge*		(1.62)
CLASS C SHARES	6/16/08
Without CDSC		2.14
With CDSC**		1.14
CLASS R5 SHARES	6/16/08	2.24
SELECT CLASS SHARES	6/16/08	2.23

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/16/08 TO 8/31/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 16, 2008.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Total Return Fund, the Lehman Brothers U.S. Aggregate Index and the Lipper Intermediate Investment Grade Index from June 16, 2008 to August 31, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Investment Grade Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents securities that are SEC registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment Grade Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

* On September 22, 2008, Barclays Capital completed its acquisition of Lehman Brothers’ North American Investment Banking and Capital Markets businesses. As part of the transaction, Lehman Brothers indices have become part of Barclays Capital. Recognizing the industry significance of these indices, Barclays has indicated its commitment to maintain the family of Lehman Brothers indices and the associated index calculation, publication, and analytical infrastructure and tools.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   3

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	Security Description	Value
Long-Term Investments — 117.9%
	Asset-Backed Securities — 11.6%
2,760	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 2.65%, 04/25/36 (m)	2,339
104	American Express Credit Account Master Trust, Series 2004-C, Class C, VAR, 2.97%, 02/15/12 (e) (m)	101
800	Bank of America Credit Card Trust, Series 2006-C4, Class C4, VAR, 2.70%, 11/15/11 (m)	781
	Capital One Prime Auto Receivables Trust,
608	Series 2005-1, Class A4, VAR, 2.49%, 04/15/11 (m)	606
955	Series 2007-1, Class A2, 5.43%, 02/15/10 (m)	959
1,240	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, VAR, 2.68%, 01/09/12 (m)	1,185
	Citigroup Mortgage Loan Trust, Inc.,
4,583	Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	4,199
8,352	Series 2006-WFH2, Class A2A, VAR, 2.62%, 08/25/36 (m)	7,243
2,569	Series 2007-12, Class 2A1, 6.50%, 10/25/36 (e) (m)	1,869
20	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	20
	Countrywide Asset-Backed Certificates,
1,713	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	1,444
10	Series 2004-1, Class 3A, VAR, 2.75%, 04/25/34 (m)	9
730	Series 2004-1, Class M1, VAR, 2.97%, 03/25/34 (m)	554
600	Series 2004-1, Class M2, VAR, 3.02%, 03/25/34 (m)	508
197	Series 2005-3, Class AF3, VAR, 4.82%, 08/25/35 (m)	195
2,084	Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	1,986
520	Series 2005-11, Class AF3, VAR, 4.78%, 02/25/36 (m)	447
2,854	Series 2006-3, Class 2A2, VAR, 2.65%, 10/25/34 (m)	2,576
7,620	Series 2006-11, Class 1AF2, VAR, 6.02%, 09/25/46 (m)	6,630
	Countrywide Home Equity Loan Trust,
138	Series 2004-1, Class A, VAR, 2.76%, 02/15/34 (m)	97
164	Series 2004-K, Class 2A, VAR, 2.77%, 02/15/34 (m)	119
4,061	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A2, VAR, 2.66%, 03/25/36 (m)	3,450
1,224	Ford Credit Auto Owner Trust, Series 2007-A, Class A2A, 5.42%, 04/15/10 (m)	1,231
30	GE Equipment Small Ticket LLC, Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	30
7,620	GSAA Trust, Series 2006-11, Class 2A2, VAR, 2.63%, 07/25/36 (m)	1,819
	GSAMP Trust,
9	Series 2004-OPT, Class A1, VAR, 2.81%, 11/25/34 (m)	7
448	Series 2005-WMC2, Class A2B, VAR, 2.73%, 11/25/35 (m)	425
5,550	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 2.65%, 07/25/36 (m)	4,758
557	Lehman XS Trust, Series 2005-7N, Class 1A1A, VAR, 2.74%, 12/25/35 (m)	362
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 2.97%, 02/25/34 (m)	853
750	Series 2004-1, Class M2, VAR, 3.02%, 02/25/34 (m)	560
4,220	Series 2004-3, Class M1, VAR, 3.04%, 07/25/34 (m)	3,221
7,490	Series 2006-2, Class 2A3, VAR, 2.66%, 03/25/36 (m)	4,152
	MASTR Asset Backed Securities Trust,
856	Series 2006-AB1, Class A1, VAR, 2.61%, 02/25/36 (m)	845
8,900	Series 2006-NC1, Class A3, VAR, 2.66%, 01/25/36 (m)	7,756
3,640	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, VAR, 2.67%, 01/25/37 (m)	3,021
2,210	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, VAR, 2.60%, 06/25/37	1,748
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 2.92%, 03/25/35	529
226	Series 2005-A, Class A2, SUB, 4.46%, 08/25/35	225
1,482	Newcastle Mortgage Securities Trust, Series 2006-1, Class A2, VAR, 2.59%, 03/25/36	1,467
	Option One Mortgage Loan Trust,
258	Series 2003-1, Class A2, VAR, 3.31%, 02/25/33	210
171	Series 2003-5, Class A2, VAR, 2.79%, 08/25/33	151
1,038	Peco Energy Transition Trust, Series 2000-A, Class A3, 7.63%, 03/01/10	1,058
1,460	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15	1,552

SEE NOTES TO FINANCIAL STATEMENTS.

4   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Asset-Backed Securities — Continued
	RESI Finance LP, (Cayman Islands),
3,460	Series 2003-C, Class B3, VAR, 3.86%, 09/10/35 (e)	2,423
664	Series 2003-C, Class B4, VAR, 4.06%, 09/10/35 (e)	438
736	Series 2003-D, Class B3, VAR, 3.76%, 12/10/35 (e)	518
1,063	Series 2003-D, Class B4, VAR, 3.96%, 12/10/35 (e)	704
1,259	Series 2005-A, Class B3, VAR, 3.04%, 03/10/37 (e)	723
417	Series 2005-A, Class B4, VAR, 3.14%, 03/10/37 (e)	227
	Residential Asset Mortgage Products, Inc.,
2,714	Series 2006-EFC1, Class A2, VAR, 2.67%, 04/25/35	2,462
827	Series 2006-RS1, Class AI2, VAR, 2.70%, 01/25/36	733
	Residential Asset Securities Corp.,
138	Series 2002-KS4, Class AIIB, VAR, 2.97%, 07/25/32	120
196	Series 2003-KS5, Class AIIB, VAR, 3.05%, 07/25/33	141
6,770	Series 2006-KS2, Class A3, VAR, 2.66%, 03/25/35	6,121
3,218	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, VAR, 2.65%, 12/25/35	3,059
86	Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B, VAR, 2.72%, 06/25/36	86
	Wachovia Asset Securitization, Inc.,
298	Series 2002-HE2, Class A, VAR, 2.90%, 12/25/32	227
186	Series 2003-HE3, Class A, VAR, 2.72%, 11/25/33	148
	Total Asset-Backed Securities (Cost $94,121)	91,427
	Collateralized Mortgage Obligations — 13.2%
	Agency CMO — 1.3%
	Federal Home Loan Mortgage Corp., REMICS,
134	Series 2508, Class PE, 5.50%, 05/15/28 (m)	135
5,207	Series 2701, Class ST, IF, IO, 4.53%, 08/15/21 (m)	410
875	Series 2750, Class IQ, IO, 5.00%, 10/15/21 (m)	5
425	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	3
833	Series 2772, Class GI, IO, 5.00%, 11/15/22 (m)	13
3,155	Series 2779, Class SM, IF, IO, 4.68%, 10/15/18 (m)	288
1,007	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	17
6,888	Series 2861, Class GS, IF, IO, 4.73%, 01/15/21 (m)	361
2,424	Series 2891, Class LI, IO, 5.00%, 06/15/24 (m)	75
2,275	Series 2931, Class GA, 5.00%, 11/15/28 (m)	2,304
1,841	Series 2971, Class PI, IO, 5.50%, 03/15/26 (m)	110
301	Series 2980, Class QB, 6.50%, 05/15/35 (m)	311
3,498	Series 3149, Class IU, IO, 6.00%, 09/15/25 (m)	256
7,922	Series 3174, Class SA, IF, IO, 5.23%, 04/15/36 (m)	1,054
	Federal National Mortgage Association Whole Loan,
80	Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	79
1,076	Series 2003-W6, Class 1A41, 5.40%, 10/25/42	1,068
	Federal National Mortgage Association, REMICS,
2,042	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	177
1,208	Series 2007-50, Class CS, HB, IF , 24.82%, 09/25/32 (m)	1,272
8,468	Federal National Mortgage Association, STRIPS, Series 378, Class 5, IO, 5.00%, 07/01/36 (m)	2,126
	Government National Mortgage Association,
44	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	—	(h)
3,403	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	57
		10,121
	Non-Agency CMO — 11.9%
	Adjustable Rate Mortgage Trust,
137	Series 2005-4, Class 7A2, VAR, 2.70%, 08/25/35 (m)	87
646	Series 2005-5, Class 6A21, VAR, 2.70%, 09/25/35 (m)	376
116	Series 2005-6A, Class 2A1, VAR, 2.78%, 11/25/35 (m)	75
5,233	American Home Mortgage Assets, Series 2006-2, Class 2A1, VAR, 2.66%, 09/25/46 (m)	3,207
3,391	Banc of America Funding Corp., Series 2005-6, Class 2A8, 5.50%, 10/25/35 (m)	3,106
1,325	Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.50%, 09/25/35 (m)	1,278
15,080	CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.00%, 11/25/36 (m)	12,014

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   5

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Non-Agency CMO — 11.9%
	Countrywide Alternative Loan Trust,
2,137	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	1,624
10,886	Series 2005-J14, Class A3, 5.50%, 12/25/35 (m)	8,959
4,512	Series 2006-OA1, Class 2A1, VAR, 2.68%, 03/20/46 (m)	2,841
3,670	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	3,451
	CS First Boston Mortgage Securities Corp.,
204	Series 2003-29, Class 7A1, 6.50%, 12/25/33 (m)	169
791	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	790
3,310	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2006-AR1, Class 1A2, VAR, 2.68%, 02/25/36 (m)	2,740
3,225	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.50%, 11/25/35 (m)	3,055
1,311	Granite Master Issuer plc, (United Kingdom), Series 2006-2, Class A4, VAR, 2.83%, 12/20/54 (m)	1,219
6,363	Greenpoint Mortgage Funding Trust, Series 2006-OH1, Class A1, VAR, 2.65%, 01/25/37 (m)	3,939
	Harborview Mortgage Loan Trust,
1,849	Series 2005-3, Class 2A1A, VAR, 2.71%, 06/19/35 (m)	1,121
2,645	Series 2005-13, Class 2A11, VAR, 2.75%, 02/19/36 (m)	1,722
1,175	Series 2006-8, Class 2A1A, VAR, 2.66%, 08/21/36 (m)	730
	Indymac Index Mortgage Loan Trust,
335	Series 2004-AR7, Class A1, VAR, 2.91%, 09/25/34 (m)	179
11,829	Series 2006-AR2, Class 4A1, VAR, 5.93%, 09/25/36 (m)	7,698
6,808	Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.50%, 09/25/37 (m)	5,491
3,134	Residential Accredit Loans, Inc., Series 2006-QS11, Class 1A1, 6.50%, 08/25/36	2,021
4,232	Residential Funding Mortgage Securities I, Series 2005-S7, Class A5, 5.50%, 11/25/35	3,906
1,828	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34	1,813
524	Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, VAR, 2.70%, 05/25/45	353
	WaMu Mortgage Pass Through Certificates,
350	Series 2005-AR2, Class 2A21, VAR, 2.80%, 01/25/45	216
548	Series 2005-AR9, Class A1A, VAR, 2.79%, 07/25/45	371
599	Series 2005-AR15, Class A1A1, VAR, 2.73%, 11/25/45	381
359	Series 2005-AR17, Class A1A1, VAR, 2.74%, 12/25/45	223
363	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 1A, VAR, 2.66%, 07/25/46	225
	Wells Fargo Mortgage Backed Securities Trust,
774	Series 2003-2, Class A6, 5.25%, 02/25/18	770
9,827	Series 2003-M, Class A1, VAR, 4.71%, 12/25/33	9,189
1,445	Series 2003-N, Class 1A4, VAR, 4.60%, 12/25/33	1,428
977	Series 2004-F, Class A8, VAR, 4.73%, 06/25/34	945
1,522	Series 2006-AR3, Class A1, VAR, 5.70%, 03/25/36	1,352
7,128	Series 2007-AR4, Class A1, VAR, 6.00%, 08/25/37	5,591
		94,655
	Total Collateralized Mortgage Obligations (Cost $103,334)	104,776
	Commercial Mortgage-Backed Securities — 2.3%
	Bear Stearns Commercial Mortgage Securities,
2,570	Series 2005-PWR9, Class A4A, 4.87%, 09/11/42 (m)	2,374
2,290	Series 2005-T18, Class A4, VAR, 4.93%, 02/13/42 (m)	2,131
1,390	Series 2005-T20, Class A4A, VAR, 5.30%, 10/12/42 (m)	1,310
	Greenwich Capital Commercial Funding Corp.,
2,980	Series 2005-GG3, Class A4, VAR, 4.80%, 08/10/42 (m)	2,772
2,980	Series 2005-GG3, Class AJ, VAR, 4.86%, 08/10/42 (m)	2,476
	LB-UBS Commercial Mortgage Trust,
27	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	27
1,200	Series 2006-C1, Class A4, 5.16%, 02/15/31 (m)	1,090
2,240	Series 2006-C4, Class A4, VAR, 6.08%, 06/15/38 (m)	2,126
1,240	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 2.59%, 09/15/21 (e) (m)	1,158
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.84%, 05/12/39 (m)	1,351

SEE NOTES TO FINANCIAL STATEMENTS.

6   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Commercial Mortgage-Backed Securities — Continued
970	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35	936
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.08%, 03/15/42	188
	Total Commercial Mortgage-Backed Securities (Cost $18,160)	17,939
	Corporate Bonds — 32.9%
	Aerospace & Defense — 0.2%
1,075	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co., PIK, 8.88%, 04/01/15 (m)	1,072
720	L-3 Communications Corp., 5.88%, 01/15/15 (m)	679
		1,751
	Auto Components — 0.4%
455	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15 (m)	467
	Tenneco, Inc.,
710	8.13%, 11/15/15	637
1,260	10.25%, 07/15/13	1,311
	TRW Automotive, Inc.,
440	7.00%, 03/15/14 (e)	387
460	7.25%, 03/15/17 (e)	396
		3,198
	Beverages — 0.3%
1,020	Constellation Brands, Inc., 7.25%, 09/01/16 (m)	999
1,190	Dr. Pepper Snapple Group, Inc., 6.82%, 05/01/18 (e) (m)	1,212
		2,211
	Capital Markets — 3.5%
1,050	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	1,047
1,660	Credit Suisse Guernsey Ltd., (Switzerland), VAR, 3.49%, 05/15/17 (m) (x)	1,236
5,700	Goldman Sachs Capital II, VAR, 5.79%, 06/01/12 (m) (x)	3,533
2,280	Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37 (m)	2,006
4,330	Lehman Brothers Holdings Capital Trust V, VAR, 5.86%, 05/31/12 (m) (x)	2,262
	Lehman Brothers Holdings, Inc.,
3,860	VAR, 2.91%, 08/21/09 (m)	3,623
1,380	VAR, 2.95%, 05/25/10 (m)	1,261
	Merrill Lynch & Co., Inc.,
1,660	6.05%, 08/15/12 (m)	1,592
1,240	VAR, 3.00%, 11/01/11 (m)	1,095
1,050	VAR, 3.05%, 02/06/09 (m)	1,031
	Morgan Stanley,
3,230	5.45%, 01/09/17 (m)	2,814
990	5.63%, 01/09/12	972
1,380	VAR, 2.90%, 05/07/10	1,328
2,950	VAR, 2.91%, 02/09/09 (m)	2,924
770	VAR, 4.90%, 05/14/10	761
		27,485
	Chemicals — 0.9%
3,720	Huntsman LLC, 11.50%, 07/15/12 (m)	3,888
720	Ineos Group Holdings plc, (United Kingdom), 8.50%, 02/15/16 (e) (m)	461
	Nalco Co.,
670	7.75%, 11/15/11	678
550	8.88%, 11/15/13	572
860	PolyOne Corp., 8.88%, 05/01/12	858
610	Terra Capital, Inc., 7.00%, 02/01/17	593
		7,050
	Commercial Banks — 4.1%
3,840	Bank of America Corp., 5.65%, 05/01/18 (m)	3,542
	Citigroup, Inc.,
1,810	5.50%, 04/11/13 (m)	1,746
4,000	6.00%, 08/15/17 (m)	3,709
2,000	6.50%, 08/19/13 (m)	2,002
2,920	Deutsche Bank AG, (Germany), 5.38%, 10/12/12 (m)	2,936
830	Glitnir Banki HF, (Iceland), VAR, 2.95%, 10/15/08 (e) (m)	828
2,760	HBOS plc, (United Kingdom), VAR, 5.92%, 10/01/15 (e) (m) (x)	1,787
1,890	HSBC Bank USA N.A., 7.00%, 01/15/39 (m)	1,875
1,480	ICICI Bank Ltd., (India), VAR, 3.33%, 01/12/10 (e) (m)	1,437
805	Industrial Bank Of Korea, (South Korea), VAR, 4.00%, 05/19/14 (e) (m)	796
4,140	Korea Development Bank, (South Korea), VAR, 2.93%, 04/03/10 (m)	4,089
1,880	Royal Bank of Scotland Group plc, (United Kingdom), VAR, 7.64%, 09/29/17 (x)	1,588
3,130	Shinsei Finance II, (Cayman Islands), VAR, 7.16%, 07/25/16 (e) (x)	2,002
2,480	VTB 24 Capital S.A. for Bank VTB 24 OSJC, (Ireland), VAR, 3.50%, 12/07/09	2,409

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   7

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Commercial Banks — 4.1%
1,290	Woori Bank, (South Korea), VAR, 5.75%, 03/13/14 (e)	1,290
		32,036
	Commercial Services & Supplies — 0.2%
730	ACCO Brands Corp., 7.63%, 08/15/15 (m)	613
	Allied Waste North America, Inc.,
590	7.25%, 03/15/15 (m)	597
270	7.38%, 04/15/14 (m)	273
230	Corrections Corp. of America, 6.25%, 03/15/13 (m)	226
		1,709
	Consumer Finance — 0.3%
1,560	Ford Motor Credit Co. LLC, 7.80%, 06/01/12 (m)	1,159
740	GMAC LLC, 6.88%, 08/28/12 (m)	434
800	John Deere Capital Corp., 5.35%, 04/03/18 (m)	791
		2,384
	Containers & Packaging — 0.1%
340	Owens Brockway Glass Container, Inc., 8.25%, 05/15/13	350
620	Smurfit-Stone Container Enterprises, Inc., 8.38%, 07/01/12	544
		894
	Diversified Consumer Services — 0.1%
430	Service Corp. International, 7.38%, 10/01/14	419
540	Stewart Enterprises, Inc., 6.25%, 02/15/13	521
		940
	Diversified Financial Services — 1.1%
1,980	Allstate Life Global Funding Trusts, 5.38%, 04/30/13 (m)	1,977
230	Digicel Group Ltd., (Bermuda), 8.88%, 01/15/15 (e) (m)	216
4,550	General Electric Capital Corp., 5.88%, 01/14/38 (m)	4,097
1,660	Genworth Life Institutional Funding Trust, 5.88%, 05/03/13 (e) (m)	1,589
910	QBE Capital Funding II LP, (United Kingdom), VAR, 6.80%, 06/01/17 (e) (x)	737
		8,616
	Diversified Telecommunication Services — 2.1%
1,450	AT&T, Inc., 6.40%, 05/15/38 (m)	1,385
1,260	Deutsche Telekom International Finance BV, (Netherlands), 8.75%, 06/15/30 (m)	1,389
810	Nordic Telephone Co. Holdings ApS, (Denmark), 8.88%, 05/01/16 (e)	780
	Qwest Communications International, Inc.,
565	7.25%, 02/15/11	542
470	VAR, 6.30%, 02/15/09	469
	Qwest Corp.,
2,120	7.88%, 09/01/11	2,104
190	8.88%, 03/15/12	192
1,925	Telecom Italia Capital S.A., (Luxembourg), 7.72%, 06/04/38	1,877
	Telefonica Emisiones S.A.U., (Spain),
1,990	5.86%, 02/04/13	1,992
3,940	5.98%, 06/20/11	4,002
1,140	Verizon Communications, Inc., 6.40%, 02/15/38	1,061
610	Wind Acquisition Finance S.A., (Luxembourg), 10.75%, 12/01/15 (e)	625
		16,418
	Electric Utilities — 1.5%
1,940	Abu Dhabi National Energy Co., (United Arab Emirates), 5.62%, 10/25/12 (e) (m)	1,905
2,540	Alabama Power Capital Trust V, VAR, 5.50%, 10/01/42 (m)	2,571
	Appalachian Power Co.,
1,230	5.55%, 04/01/11 (m)	1,234
3,010	5.65%, 08/15/12 (m)	3,002
1,100	E.ON International Finance BV, (Netherlands), 5.80%, 04/30/18 (e) (m)	1,083
330	Mirant Americas Generation LLC, 8.30%, 05/01/11 (m)	337
650	PacificCorp, 5.65%, 07/15/18	649
290	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e)	289
900	Virginia Electric & Power Co., 6.35%, 11/30/37	892
		11,962
	Electrical Equipment — 0.0% (g)
270	Baldor Electric Co., 8.63%, 02/15/17 (m)	273
	Electronic Equipment & Instruments — 0.1%
650	NXP BV / NXP Funding LLC, (Netherlands), 9.50%, 10/15/15	440
	Energy Equipment & Services — 0.3%
	Transocean, Inc., (Cayman Islands),
1,500	6.00%, 03/15/18	1,496
710	6.80%, 03/15/38	709
		2,205
	Food & Staples Retailing — 1.1%
1,674	CVS Pass-Through Trust, 6.04%, 12/10/28 (e) (m)	1,545

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Food & Staples Retailing — 1.1%
1,930	CVS/Caremark Corp., VAR, 2.98%, 06/01/10 (m)	1,894
1,690	Kroger Co. (The), 6.40%, 08/15/17 (m)	1,727
1,670	Safeway, Inc., 6.35%, 08/15/17	1,703
	Wal-Mart Stores, Inc.,
1,540	5.25%, 09/01/35	1,339
810	5.38%, 04/05/17	836
		9,044
	Food Products — 0.1%
830	Del Monte Corp., 6.75%, 02/15/15 (m)	780
	Gas Utilities — 0.4%
1,110	Nakilat, Inc., (Qatar), 6.07%, 12/31/33 (e)	969
1,105	NGPL PipeCo LLC, 7.12%, 12/15/17 (e)	1,116
940	Sonat, Inc., 7.63%, 07/15/11	958
		3,043
	Health Care Equipment & Supplies — 0.3%
1,300	Biomet, Inc., PIK, 10.38%, 10/15/17 (m)	1,365
910	Cooper Cos., Inc. (The), 7.13%, 02/15/15 (m)	874
		2,239
	Health Care Providers & Services — 0.8%
1,230	Community Health Systems, Inc., 8.88%, 07/15/15 (m)	1,242
	HCA, Inc.,
630	9.25%, 11/15/16 (m)	648
1,535	PIK, 9.63%, 11/15/16 (m)	1,549
2,760	UnitedHealth Group, Inc., VAR, 2.98%, 06/21/10	2,669
		6,108
	Hotels, Restaurants & Leisure — 0.8%
1,030	McDonald’s Corp., 6.30%, 10/15/37 (m)	1,025
	MGM Mirage, Inc.,
930	5.88%, 02/27/14 (m)	744
3,400	6.00%, 10/01/09 (m)	3,332
460	6.75%, 04/01/13 (m)	400
990	Vail Resorts, Inc., 6.75%, 02/15/14	923
		6,424
	Household Durables — 0.3%
	Beazer Homes USA, Inc.,
260	6.50%, 11/15/13 (m)	174
80	6.88%, 07/15/15 (m)	53
970	Jarden Corp., 7.50%, 05/01/17 (m)	863
990	Sealy Mattress Co., 8.25%, 06/15/14	797
890	Simmons Co., SUB, 10.00%, 12/15/14	561
		2,448
	Household Products — 0.1%
	Visant Holding Corp.,
630	8.75%, 12/01/13	600
410	SUB, 8.75%, 12/01/13 (m)	400
		1,000
	Independent Power Producers & Energy Traders — 0.2%
310	Energy Future Holdings Corp., 10.88%, 11/01/17 (e) (m)	317
1,240	NRG Energy, Inc., 7.38%, 02/01/16	1,225
		1,542
	Insurance — 2.5%
1,875	American International Group, Inc., 8.25%, 08/15/18 (e) (m)	1,848
700	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e) (m)	605
2,310	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	2,009
2,730	Metropolitan Life Global Funding I, 5.13%, 04/10/13 (e) (m)	2,705
1,020	Nationwide Financial Services, 6.75%, 05/15/37	751
2,210	Nationwide Life Global Funding I, VAR, 2.84%, 10/09/09 (e)	2,161
1,760	Principal Life Income Funding Trusts, 5.30%, 04/24/13	1,758
2,460	Protective Life Secured Trusts, 3.70%, 11/24/08	2,456
2,210	StanCorp Financial Group, Inc., VAR, 6.90%, 05/29/67	1,866
4,210	Stingray Pass-Through Trust, (Cayman Islands), 5.90%, 01/12/15 (e) (i)	632
2,290	Swiss RE Capital I LP, (United Kingdom), VAR, 6.85%, 05/25/16 (e) (x)	1,973
2,300	XL Capital Ltd., (Cayman Islands), VAR, 6.50%, 04/15/17 (x)	1,380
		20,144
	IT Services — 0.3%
1,260	Iron Mountain, Inc., 6.63%, 01/01/16 (m)	1,188
	SunGard Data Systems, Inc.,
460	9.13%, 08/15/13	467
730	10.25%, 08/15/15	735
		2,390
	Leisure Equipment & Products — 0.1%
550	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e)	492
	Machinery — 0.1%
1,100	Terex Corp., 8.00%, 11/15/17	1,086

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   9

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Media — 2.4%
710	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13 (m)	669
270	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	261
1,140	Comcast Corp., 6.95%, 08/15/37 (m)	1,113
1,660	Dex Media West LLC/Dex Media Finance Co., 9.88%, 08/15/13 (m)	1,278
1,080	Dex Media, Inc., SUB, 0.00%, 11/15/13 (m)	627
1,265	DirecTV Holdings LLC/DirecTV Financing Co., 6.38%, 06/15/15 (m)	1,192
1,700	Echostar DBS Corp., 7.13%, 02/01/16 (m)	1,564
1,185	Quebecor Media, Inc., (Canada), 7.75%, 03/15/16	1,114
	Time Warner Cable, Inc.,
1,000	6.55%, 05/01/37	922
550	7.30%, 07/01/38	552
	Time Warner, Inc.,
7,240	5.50%, 11/15/11	7,162
2,230	VAR, 3.03%, 11/13/09	2,185
310	Videotron Ltee, (Canada), 6.88%, 01/15/14	301
		18,940
	Metals & Mining — 1.9%
770	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 04/01/15 (m)	809
2,750	Rio Tinto Finance USA Ltd., (Australia), 5.88%, 07/15/13	2,773
11,920	Xstrata Finance Dubai Ltd., (United Arab Emirates), VAR, 3.15%, 11/13/09 (e)	11,671
		15,253
	Multiline Retail — 0.1%
705	Neiman-Marcus Group, Inc. (The), PIK, 9.00%, 10/15/15	686
500	Target Corp., 6.50%, 10/15/37	492
		1,178
	Multi-Utilities — 0.8%
	Dominion Resources, Inc.,
1,660	5.15%, 07/15/15 (m)	1,598
1,690	VAR, 6.30%, 09/30/66 (m)	1,535
1,450	MidAmerican Energy Holdings Co., 6.50%, 09/15/37 (m)	1,447
630	Mirant North America LLC, 7.38%, 12/31/13 (m)	625
740	Veolia Environnement, (France), 6.00%, 06/01/18	742
		5,947
	Oil, Gas & Consumable Fuels — 3.3%
	Anadarko Petroleum Corp.,
890	6.45%, 09/15/36 (m)	818
2,760	VAR, 3.18%, 09/15/09 (m)	2,737
1,090	Canadian Natural Resources Ltd., (Canada), 6.25%, 03/15/38 (m)	1,004
	Chesapeake Energy Corp.,
530	6.50%, 08/15/17 (m)	493
340	7.00%, 08/15/14 (m)	337
3,010	Citic Resources Finance Ltd., (Bermuda), 6.75%, 05/15/14 (e) (m)	2,754
910	EnCana Corp., (Canada), 6.63%, 08/15/37 (m)	866
1,780	Enterprise Operating Products LP, 6.30%, 09/15/17 (m)	1,776
3,370	Gaz Capital S.A. for Gazprom, (Russia), 7.29%, 08/16/37 (e) (m)	2,878
2,021	Gazprom International S.A., (Russia), 7.20%, 02/01/20	2,009
380	Kinder Morgan Energy Partners LP, 6.50%, 02/01/37 (m)	355
820	Nexen, Inc., (Canada), 6.40%, 05/15/37	735
1,880	ONEOK Partners LP, 5.90%, 04/01/12	1,897
2,287	Qatar Petroleum, (Qatar), 5.58%, 05/30/11 (e)	2,338
1,650	Ras Laffan Liquefied Natural Gas Co., Ltd. III, (Qatar), 5.83%, 09/30/16 (e)	1,618
850	Suncor Energy, Inc., (Canada), 6.85%, 06/01/39	851
840	Valero Energy Corp., 6.63%, 06/15/37	741
	XTO Energy, Inc.,
1,275	5.75%, 12/15/13	1,279
1,190	6.38%, 06/15/38	1,073
		26,559
	Paper & Forest Products — 0.1%
	Georgia-Pacific LLC,
420	7.00%, 01/15/15 (e) (m)	392
660	7.70%, 06/15/15 (m)	615
		1,007
	Pharmaceuticals — 0.2%
1,280	GlaxoSmithKline Capital, Inc., 6.38%, 05/15/38 (m)	1,281
	Real Estate Investment Trusts (REITs) — 0.2%
	Host Hotels & Resorts LP,
740	6.38%, 03/15/15 (m)	644
660	7.13%, 11/01/13 (m)	622
		1,266

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Road & Rail — 0.0% (g)
225	Hertz Corp. (The), 8.88%, 01/01/14 (m)	211
230	RSC Equipment Rental, Inc., 9.50%, 12/01/14	184
		395
	Semiconductors & Semiconductor Equipment — 0.1%
420	Freescale Semiconductor, Inc., PIK, 9.13%, 12/15/14 (m)	328
970	Sensata Technologies BV, (Netherlands), 8.00%, 05/01/14	824
		1,152
	Software — 0.1%
390	Open Solutions, Inc., 9.75%, 02/01/15 (e)	277
710	Oracle Corp., 6.50%, 04/15/38	717
		994
	Specialty Retail — 0.1%
705	Sally Holdings LLC, 9.25%, 11/15/14	713
	Textiles, Apparel & Luxury Goods — 0.1%
800	Hanesbrands, Inc., VAR, 6.51%, 12/15/14 (m)	692
	Thrifts & Mortgage Finance — 0.6%
3,200	Bancaja U.S. Debt S.A.U., (Spain), VAR, 2.94%, 07/10/09 (e) (m)	3,099
220	Countrywide Financial Corp., VAR, 3.02%, 03/24/09 (m)	214
690	Sovereign Bancorp, Inc., VAR, 2.96%, 03/01/09	663
1,380	Washington Mutual Bank, VAR, 2.89%, 05/01/09	1,161
		5,137
	Tobacco — 0.1%
730	Philip Morris International, Inc., 6.38%, 05/16/38	718
	Wireless Telecommunication Services — 0.5%
870	Cricket Communications, Inc., 9.38%, 11/01/14 (m)	862
700	MetroPCS Wireless, Inc., 9.25%, 11/01/14 (m)	694
2,000	Rogers Communications, Inc., (Canada), 6.80%, 08/15/18	2,028
		3,584
	Total Corporate Bonds (Cost $261,751)	261,128
	Foreign Government Securities — 3.2%
TRY 1,990	Credit Suisse, Nassau Branch, 14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (e)	1,571
	Federal Republic of Brazil, (Brazil),
2,140	8.00%, 01/15/18	2,388
1,430	12.25%, 03/06/30	2,424
1,780	Government of Ukraine, (Ukraine), 6.58%, 11/21/16 (e)	1,515
2,420	IIRSA Norte Finance Ltd., (Peru), 8.75%, 05/30/24	2,695
3,780	National Agricultural Cooperative Federation, (South Korea), VAR, 5.75%, 06/18/14	3,806
4,690	Republic of Argentina, (Argentina), VAR, 3.00%, 04/30/13	2,210
	Republic of Guatemala, (Guatemala),
2,130	9.25%, 08/01/13	2,402
2,210	10.25%, 11/08/11	2,475
	Russian Federation, (Russia),
739	SUB, 7.50%, 03/31/30	823
460	12.75%, 06/24/28	807
2,110	United Mexican States, (Mexico), 8.00%, 09/24/22	2,543
	Total Foreign Government Securities (Cost $25,668)	25,659
	Mortgage Pass-Through Securities — 28.5%
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
9,000	TBA, 6.50%, 09/15/38	9,245
—(h)	9.75%, 11/01/08 (m)	—	(h)
	Federal Home Loan Mortgage Corp., Gold Pool, 15 Year, Single Family,
97	6.00%, 02/01/11 – 04/01/11 (m)	99
	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
28,425	TBA, 5.00%, 09/15/38	27,306
42,540	TBA, 5.50%, 10/15/38	41,822
30,415	TBA, 6.00%, 09/15/38 (m)	30,662
101	6.00%, 01/01/35 (m)	102
31	7.00%, 12/01/25 – 02/01/26 (m)	33
72	7.50%, 10/01/26 – 02/01/27 (m)	78
53	8.00%, 04/01/26 – 07/01/26 (m)	57
	Federal National Mortgage Association, 15 Year, Single Family,
17,205	TBA, 4.50%, 09/25/23	16,662
16,165	TBA, 5.00%, 09/25/23	16,014
4,035	TBA, 6.00%, 09/25/23	4,132
	Federal National Mortgage Association, 30 Year, Single Family,
6,065	TBA, 4.50%, 09/25/38	5,627
23,220	TBA, 5.00%, 09/25/38	22,320

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   11

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
3,585	TBA, 5.50%, 09/25/38	3,540
11,000	TBA, 6.00%, 09/25/38	11,106
4,285	TBA, 6.50%, 09/25/38	4,407
1,203	6.00%, 10/01/23 – 01/01/29 (m)	1,226
981	6.50%, 04/01/29 – 03/01/35 (m)	1,012
284	7.00%, 02/01/35 – 03/01/35 (m)	298
31	7.50%, 03/01/35 (m)	33
618	Federal National Mortgage Association, Other, 4.96%, 11/01/08 (m)	616
	Government National Mortgage Association, 30 Year, Single Family,
20,365	TBA, 6.00%, 09/15/38	20,664
8,000	TBA, 6.50%, 09/15/38	8,240
560	7.00%, 09/15/31 (m)	595
2	9.00%, 02/15/10 – 04/15/11 (m)	2
	Total Mortgage Pass-Through Securities (Cost $223,157)	225,898
	Supranational — 0.4%
2,760	European Investment Bank, 4.88%, 02/16/16 (m) (Cost $2,814)	2,867
	U.S. Government Agency Securities — 8.6%
	Federal Home Loan Mortgage Corp.,
9,360	3.25%, 07/16/10 (m)	9,379
30,000	4.13%, 12/21/12 (m)	30,142
8,770	4.88%, 06/13/18 (m)	8,968
1,800	5.13%, 10/18/16 (m)	1,875
	Federal National Mortgage Association,
15,800	3.00%, 07/12/10 (m)	15,762
200	3.88%, 07/12/13 (m)	199
2,140	4.88%, 12/15/16 (m)	2,193
50	6.63%, 11/15/30 (m)	60
	Total U.S. Government Agency Securities (Cost $68,167)	68,578
	U.S. Treasury Obligations — 17.2%
	U.S. Treasury Bonds,
100	4.38%, 02/15/38 (m)	99
590	5.00%, 05/15/37 (m)	645
310	5.50%, 08/15/28 (m)	351
300	6.25%, 08/15/23 (m)	362
750	7.50%, 11/15/16 (m)	948
	U.S. Treasury Notes,
1,620	2.63%, 05/31/10 (k) (m)	1,630
92,000	2.88%, 06/30/10 (k) (m)	92,970
1,235	3.38%, 06/30/13	1,253
5,355	3.38%, 07/31/13 (m)	5,428
1,050	3.50%, 05/31/13 (m)	1,071
575	3.50%, 02/15/18 (m)	563
620	3.88%, 05/15/18 (m)	624
28,450	4.75%, 03/31/11 (m)	30,032
150	4.88%, 08/15/09	154
	Total U.S. Treasury Obligations (Cost $134,992)	136,130
	Total Long-Term Investments (Cost $932,164)	934,402

NOTIONAL AMOUNT	SECURITY DESCRIPTION	VALUE
Options Purchased — 0.1%
	Call Options Purchased — 0.1%
	Receiver Options Purchased on Interest Rate Swaps:
200,000	Expiring 02/09/09. If exercised the Fund receives semi-annually 2.34% and pays quarterly floating 3 month LIBOR expiring 02/11/10, European Style. Counterparty: Goldman Sachs Capital Management (r)	92
400,000	Expiring 02/09/09. If exercised the Fund receives semi-annually 3.09% and pays quarterly floating 3 month LIBOR expiring 02/11/10, European Style. Counterparty: Goldman Sachs Capital Management (r)	925
	Total Call Options Purchased	1,017

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
	Put Options Purchased — 0.0% (g)
40	20 Year U.S. Treasury Bond Futures, Expiring 09/26/08 @ $114.00, American Style	11
55	20 Year U.S. Treasury Bond Futures, Expiring 09/26/08 @ $115.00, American Style	23
	Total Put Options Purchased	34
	Total Options Purchased (Cost $1,038)	1,051

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 9.1%
	Investment Company — 9.1%
72,179	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $72,179)	72,179
	Total Investments — 127.1% (Cost $1,005,381)	1,007,632
	Liabilities in Excess of Other Assets — (27.1)%	(214,878)
	NET ASSETS — 100.0%	792,754

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
92	Euro-Bobl	September, 2008	14,602	7
286	5 Year U.S. Treasury Note	December, 2008	32,014	7
639	10 Year U.S. Treasury Note	December, 2008	73,805	(86)
249	U.S. Treasury Bond	December, 2008	29,211	(133)

	Short Futures Outstanding
(16)	Eurodollar	September, 2008	(3,887)	(2)
(659)	2 Year U.S. Treasury Note	December, 2008	(139,893)	(159)
(16)	Eurodollar	December, 2008	(3,881)	(4)
(45)	U.S. Treasury Bond	December, 2008	(5,279)	27
(16)	Eurodollar	March, 2009	(3,882)	(8)
(16)	Eurodollar	June, 2009	(3,877)	1
(16)	Eurodollar	September, 2009	(3,868)	(14)
(16)	Eurodollar	December, 2009	(3,857)	(16)
(16)	Eurodollar	March, 2010	(3,849)	(17)
(16)	Eurodollar	June, 2010	(3,841)	(16)
				(413)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(17,650)	FNMA, 15 Year, Single Family, TBA, 5.50%, 09/25/23 (Proceeds received of $17,603.)	(17,793)

OPTIONS WRITTEN

Payer Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE** (r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Goldman Sachs Capital Management	2.59% semi-annually	02/09/09	02/11/10	400,000	(335)
Goldman Sachs Capital Management	2.84% semi-annually	02/09/09	02/11/10	400,000	(574)
(Premiums received of $860.)					(909)

*	European Style

**	The Fund would receive quarterly a floating rate based on 3 month LIBOR, if exercised.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   13

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.EM.9	Barclays Bank plc [1]	Buy	2.65% semi-annually	06/20/13	4,880	(31)
CDX.EM.9	Barclays Bank plc [2]	Buy	2.65% semi-annually	06/20/13	13,250	(83)
iTraxx.EUR.SRF.9.1	Deutsche Bank AG, New York [3]	Buy	1.65% quarterly	06/20/13	EUR 5,000	(259)
iTraxx.EUR.SRF.9.1	Deutsche Bank AG, New York [4]	Buy	1.65% quarterly	06/20/13	EUR 4,000	(207)
iTraxx.EUR.SRF.9.1	Deutsche Bank AG, New York [5]	Buy	1.65% quarterly	06/20/13	EUR 3,500	(181)
CDX.EM.9	Lehman Brothers Special Financing [6]	Buy	2.65% semi-annually	06/20/13	4,850	(30)
						(791)

[1]	Premiums received of $58.

[2]	Premiums received of $178.

[3]	Premiums received of $309.

[4]	Premiums received of $253.

[5]	Premiums received of $207.

[6]	Premiums received of $23.

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO —	Collateralized Mortgage Obligation

EUR —	Euro

FNMA —	Federal National Mortgage Association

HB —	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF —	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2008. The rate may be subject to a cap and floor.

IO —	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR —	London Interbank Offered Rate

PIK —	Payment-In-Kind

REMICS —	Real Estate Mortgage Investment Conduit

STRIPS —	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB —	Step-Up Bond. The rate shown is the rate in effect as of August 31, 2008

TBA —	To Be Announced

TRY —	New Turkish Lira

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2008.

(b) —	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e) —	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g) —	Amount rounds to less than 0.1%.

(h) —	Amount rounds to less than one thousand (shares or dollars).

(i) —	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k) —	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m) —	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(r) —	Rates shown are per annum and payments are as described.

(x) —	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2008.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   15

STATEMENT OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2008 (Unaudited)
(Amounts in thousands, except per share amounts)

	Total Return Fund
ASSETS:
Investments in non-affiliates, at value	$935,453
Investments in affiliates, at value	72,179
Total investment securities, at value	1,007,632
Cash	456
Receivables:
Investment securities sold	64,139
Fund shares sold	190
Interest and dividends	7,467
Total Assets	1,079,884

LIABILITIES:
Payables:
Dividends	2,115
Investment securities purchased	264,469
Securities sold short, at value	17,793
Fund shares redeemed	380
Variation margin on futures contracts	221
Outstanding options written, at value	909
Outstanding swap contracts, at value	791
Accrued liabilities:
Investment advisory fees	119
Administration fees	34
Shareholder servicing fees	102
Distribution fees	—	(b)
Custodian and accounting fees	35
Trustees’ and Chief Compliance Officer’s fees	1
Other	161
Total Liabilities	287,130
Net Assets	$792,754

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

Total Return Fund
NET ASSETS:
Paid in capital	$786,896
Accumulated undistributed (distributions in excess of) net investment income	165
Accumulated net realized gains (losses)	3,857
Net unrealized appreciation (depreciation)	1,836
Total Net Assets	$792,754

Net Assets:
Class A	$51
Class C	51
Class R5	51
Select Class	792,601
Total	$792,754

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	5
Class C	5
Class R5	5
Select Class	77,999

Net Asset Value:
Class A — Redemption price per share	$10.16
Class C — Offering price per share (a)	10.16
Class R5 — Offering and redemption price per share	10.16
Select Class — Offering and redemption price per share	10.16
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.56

Cost of investments in non-affiliates	$933,202
Cost of investments in affiliates	72,179
Proceeds received from short positions	17,603
Premiums received from options written	860
Premiums received from swaps	1,028

(a)	Redemption price for Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   17

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED AUGUST 31, 2008(a) (Unaudited)
(Amounts in thousands)

	Total Return Fund
INVESTMENT INCOME:
Interest income	$4,523
Dividend income from affiliates (b)	208
Total investment income	4,731
EXPENSES:
Investment advisory fees	234
Administration fees	80
Distribution fees:
Class A	—	(c)
Class C	—	(c)
Shareholder servicing fees:
Class A	—	(c)
Class C	—	(c)
Class R5	—	(c)
Select Class	195
Custodian and accounting fees	36
Professional fees	61
Trustees’ and Chief Compliance Officers’ fees	1
Printing and mailing costs	45
Registration and filing fees	60
Transfer agent fees	37
Other	42
Total expenses	791
Less amounts waived	(222)
Less earnings credits	—	(c)
Less expense reimbursements	(62)
Net expenses	507
Net investment income (loss)	4,224
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	895
Futures	2,960
Swaps	6
Foreign currency transactions	(4)
Net realized gain (loss)	3,857
Change in net unrealized appreciation (depreciation) of:
Investments	2,251
Securities sold short	(190)
Written options	(49)
Futures	(413)
Swaps	237
Foreign currency translations	—	(c)
Change in net unrealized appreciation (depreciation)	1,836
Net realized/unrealized gains (losses)	5,693
Change in net assets resulting from operations	$9,917

(a)	Commencement of operations was June 16, 2008.

(b)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED AUGUST 31, 2008(a) (Unaudited)
(Amounts in thousands)

	Total Return Fund
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,224
Net realized gain (loss)	3,857
Change in net unrealized appreciation (depreciation)	1,836
Change in net assets resulting from operations	9,917

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	(b)
Class C
From net investment income	—	(b)
Class R5
From net investment income	—	(b)
Select Class
From net investment income	(4,059)
Total distributions to shareholders	(4,059)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	786,896

NET ASSETS:
Change in net assets	792,754
Beginning of period	—
End of period	$792,754
Accumulated undistributed (distributions in excess of) net investment income	$165

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$50
Dividends and distributions reinvested	—	(b)
Change in net assets from Class A capital transactions	$50
Class C
Proceeds from shares issued	$50
Dividends and distributions reinvested	—	(b)
Change in net assets from Class C capital transactions	$50
Class R5
Proceeds from shares issued	$50
Dividends and distributions reinvested	—	(b)
Change in net assets from Class R5 capital transactions	$50
Select Class
Proceeds from shares issued	$30,965
Subscription in-kind (See Note 8)	793,384
Dividends and distributions reinvested	1,943
Cost of shares redeemed	(39,546)
Change in net assets from Select Class capital transactions	$786,746

Total change in net assets from capital transactions	$786,896

(a)	Commencement of operations was June 16, 2008.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   19

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED AUGUST 31, 2008(a) (Unaudited) (continued)
(Amounts in thousands)

	Total Return Fund
SHARE TRANSACTIONS:
Class A
Issued	5
Reinvested	—	(b)
Change in Class A Shares	5
Class C
Issued	5
Reinvested	—	(b)
Change in Class C Shares	5
Class R5
Issued	5
Reinvested	—	(b)
Change in Class R5 Shares	5
Select Class
Issued	3,060
Subscription in-kind (See Note 8)	78,631
Reinvested	191
Redeemed	(3,883)
Change in Select Class Shares	77,999

(a)	Commencement of operations was June 16, 2008.

(b)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   21

FINANCIAL HIGHLIGHTS
FOR THE PERIOD INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
Class A
June 16, 2008 (e) through August 31, 2008 (Unaudited)	$10.00	$0.09	(f)	$0.13	$0.22	$(0.06)	$10.16

Class C
June 16, 2008 (e) through August 31, 2008 (Unaudited)	10.00	0.07	(f)	0.14	0.21	(0.05)	10.16

Class R5
June 16, 2008 (e) through August 31, 2008 (Unaudited)	10.00	0.09	(f)	0.13	0.22	(0.06)	10.16

Select Class
June 16, 2008 (e) through August 31, 2008 (Unaudited)	10.00	0.11	(f)	0.11	0.22	(0.06)	10.16

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding.

(g)	Due to size of net assets and fixed expenses, ratios may appear to be disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

Ratios/Supplemental data:
		Ratios to average net assets (a)
Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)

2.22%	$51	0.75%	4.08%	6.80	%(g)	53%

2.14	51	1.40	3.43	7.30	(g)	53

2.24	51	0.55	4.28	6.35	(g)	53

2.23	792,601	0.65	5.40	1.01	(g)	53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   23

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered
Total Return Fund	Class A, Class C, Class R5 and Select Class

The Fund commenced operations on June 16, 2008. Currently, Class A, Class C and Class R5 Shares are not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R5 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold and the differences could be significant. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to significant market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

In September 2006, the Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Level 1	$72,213	$—	$42	$(455)
Level 2	935,419	(18,702)	244	(7)
Level 3	—	—	—	—
Total	$1,007,632	$(18,702)	$286	$(462)

†	Liabilities in securities sold short may include written options.

*	Other financial instruments may include futures, forwards and swap contracts.

B.  Restricted and Illiquid Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The value and percentage of net assets of illiquid securities as of August 31, 2008 were approximately $632,000 and 0.1% respectively.

C.  Futures Contracts — The Fund may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Fund realizes a gain or loss.

Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

As of August 31, 2008, the Fund had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

D.  Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

E.  Written Options — When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded as an unrealized gain or loss. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written. If a call option is exercised, the

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   25

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

The Fund writes options on securities, futures and interest rate swaps (“swaptions”). These options are settled for cash. Uncovered call options subject the Fund to unlimited risk of loss. Covered call options limit the upside potential of a security above the exercise price. Put options subject the Fund to loss only to the extent of the value of the underlying security. The Fund, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of August 31, 2008, the Fund had written options contracts outstanding as listed on its Schedule of Portfolio Investments. Transactions in written options during the period ended August 31, 2008 were as follows (amounts in thousands, except number of contracts):

	Notional Value	Premiums Received
Options outstanding at June 16, 2008	$—	$—
Options written	800,000	860
Options expired	—	—
Options terminated in closing purchase transactions	—	—
Options outstanding at August 31, 2008	$800,000	$860

F.  Swaps — The Funds may engage in various swap transactions, including forward rate agreements, interest rate, currency, credit default, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

The value of a swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value and the risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in these transactions. Other risks associated with these contracts include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return if there is a negative credit event. The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a level of protection against defaults of the issuers as this will reduce the risk where the funds holds or has exposure to the referenced obligation. The Funds also may use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Funds may enter into credit default contracts where one party, the protection buyer, makes a periodic payment or pays a premium to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. The Funds, as the protection seller, would effectively add leverage to their portfolios because, in addition to its net assets, the Funds would be subject to investment exposure on the notional amount of the swap. A premium received by the Funds, as the protection seller, is recorded as a liability on the Funds’ books. A premium paid by the Funds, as the protection buyer, is recorded as an asset on the Funds’ books. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Payments received or made as a result of a credit event are recognized, net of a proportional amount of the premium, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the Funds could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Funds may be unable to close out their position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The Funds could be exposed to documentation risk, where the counterparty disagrees as to the meaning of the contractual terms in the agreement. In the event that the referenced obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term.

Credit default swap agreements on credit indices involve one party making periodic payments to another party in exchange for the right to receive a specified return if there is a credit event of all or part of the reference entities comprising the credit index. A credit index is list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. These indices are made up of references credits that are judged by a poll of investment banks to be the most liquid entities

26   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

in the swap market based on the sector of the index. Components of the indices are representative of certain segments that include, but are not limited to, credit default swaps on investment grade securities, high yield securities, and asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index. The composition of the indices changes about every six months, and for most indices, each name has an equal weight in the index.

Premiums paid/received by the Funds are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain/loss on the termination date. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract.

As of August 31, 2008, the Fund had outstanding swap agreements as listed on its Schedule of Portfolio Investments.

G.  Short Sales — The Fund may engage in short sales (selling securities it does not own in anticipation of a decline in the market value of the security) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities. The collateral required is determined daily by reference to the market value of the short positions. The Fund is subject to risk of loss if the applicable counterparty broker were to fail to perform its obligations under the contractual terms. Dividend or interest expense on securities sold short is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amount shown in the accompanying Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

As of August 31, 2008, the Fund had outstanding short sales as listed on its Schedule of Portfolio Investments.

H.  Dollar Rolls — The Fund may enter into dollar rolls, principally using To Be Announced (“TBA”) securities, in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Fund had TBA Dollar Rolls outstanding as of August 31, 2008, which is included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities. The Fund reserves assets with a current value at least equal to the amount of their TBA Dollar Rolls.

I.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income and expense on securities sold short less foreign taxes withheld, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Fund’s policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

J. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

K. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

L. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   27

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

M. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

N. Recent Accounting Pronouncements — In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.30% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Shareholder Servicing Agent reimburse to the Fund an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the reimbursement is voluntary.

The amount of these waivers/reimbursements resulting from investments in the money market funds for the period ended August 31, 2008 was approximately $14,000.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended August 31, 2008, the annualized effective rate was 0.10% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the period ended August 31, 2008, the Distributor did not retain a front-end sales charge or CDSC.

D.  Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

28   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

Class A	Class C	Class R5	Select Class
0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F.  Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R5	Select Class
0.75%	1.40%	0.55%	0.65%

The contractual expense limitation agreements were in effect for the period ended August 31, 2008. The expense limitation percentages in the table above are in place until at least June 30, 2009.

For the period ended August 31, 2008, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$98	$46	$78	$222	$62

F.  Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the period ended August 31, 2008, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the period ended August 31, 2008, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P.Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the period ended August 31, 2008, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$438,809	$329,374	$143,816	$8,851

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   29

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2008 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2008, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,005,381	$8,888	$6,637	$2,251

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 18, 2008.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2008, or at any time during the period.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statement of Operations.

7. Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Fund expect the risk of loss to be remote.

One or more affiliates of the Fund’s investment advisor has investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets. Significant shareholder transactions, if any, may impact the Fund’s performance.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, including sub-prime securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

8. Transfers-In-Kind

Pursuant to procedures approved by the Fund’s Board of Trustees, on July 25, 2008, certain shareholders of the Fund purchased Select Class Shares and the Fund received portfolio securities with a value of approximately $793,384,000 primarily by means of a subscription in-kind in exchange for shares of the Fund.

9. Subsequent Event

Lehman Brothers Holdings Inc. filed for bankruptcy on September 15, 2008, subsequent to the reporting period. The reported values of the Fund’s positions as of August 31, 2008 in securities of Lehman or its affiliates and in derivatives to which Lehman or its affiliates is a counterparty do not reflect these developments or portfolio transactions after August 31, 2008.

30   JPMORGAN INCOME FUNDS        AUGUST 31, 2008

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, June 16, 2008, and continued to hold your shares at the end of the reporting period, August 31, 2008.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, June 16, 2008	Ending Account Value, August 31, 2008	Expenses Paid During June 16, 2008 to August 31, 2008	Annualized Expense Ratio
Class A
Actual*	$1,000.00	$1,022.20	$1.58	0.75%
Hypothetical**	1,000.00	1,021.42	3.82	0.75
Class C
Actual*	1,000.00	1,021.40	2.95	1.40
Hypothetical**	1,000.00	1,018.15	7.12	1.40
Class R5
Actual*	1,000.00	1,022.40	1.16	0.55
Hypothetical**	1,000.00	1,022.43	2.80	0.55
Select Class
Actual*	1,000.00	1,022.30	1.37	0.65
Hypothetical**	1,000.00	1,021.93	3.31	0.65

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 76/365 (to reflect the actual period). The Fund commenced operations on June 16, 2007.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AUGUST 31, 2008        JPMORGAN INCOME FUNDS   31

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2008 All rights reserved. August 2008.	SAN-TRTN-808

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

 (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of          Regulation S-X.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

November 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

November 5, 2008

By:

/s/____________________________

Patricia A. Maleski

Principal Financial Officer

November 5, 2008